MassMutual Select Total Return Bond Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 106.9%

BANK LOANS — 1.2%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. LIBOR + 2.250% 2.397% VRN 5/30/25	$295,005	$288,736
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 1.750% 1.898% VRN 1/29/27	125,000	106,875
Auto Parts & Equipment — 0.0%
Clarios Global LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 3.647% VRN 4/30/26	242,411	241,148
Diversified Financial Services — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.750% 2.500% VRN 1/15/25	70,325	69,754
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 2.004% VRN 10/06/23	2,410,000	2,405,975
		2,475,729
Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.000% 2.150% VRN 12/27/24	97,487	96,361
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.250% 3.000% VRN 10/15/25	153,671	151,539
		247,900
Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. LIBOR + 1.750% 1.897% VRN 6/28/24	97,475	97,171
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000% 3.500% VRN 5/30/25	210,436	210,471
		307,642
Foods — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. LIBOR + 2.250% , 3 mo. LIBOR + 2.250% 3.000% VRN 8/03/25	321,742	319,731

Health Care – Products — 0.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. LIBOR + 2.500% 3.500% VRN 11/08/27	675,000	675,425

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.0%
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.250% 3.438% VRN 7/02/25	$81,435	$80,876
IQVIA, Inc., 2017 USD Term Loan B2, 1 mo. LIBOR + 1.750% 1.897% VRN 1/17/25	160,844	159,718
		240,594
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.900% VRN 2/01/27	98,997	98,342
CSC Holdings LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.250% 2.409% VRN 1/15/26	422,475	415,504
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. LIBOR + 2.000% 2.159% VRN 4/30/28	300,000	295,689
		809,535
Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan Y, 1 mo. LIBOR + 2.000% 2.149% VRN 7/01/26	542,987	539,800
Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500% , 3 mo. LIBOR + 2.500% 3.500% VRN 3/01/24	273,030	271,528
Elanco Animal Health, Inc., Term Loan B, 3 mo. LIBOR + 1.750% 1.905% VRN 8/01/27	1,047,166	1,036,915
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week LIBOR + 2.000% 2.102% VRN 11/15/27	123,750	122,590
		1,431,033
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 1.750% 1.894% VRN 12/20/24	125,000	122,781
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. LIBOR + 1.750% 1.897% VRN 11/19/26	373,542	367,823
Semiconductors — 0.0%
Broadcom, Inc., 2019 1st Lien Term Loan A3, 1 mo. LIBOR + 1.125% 1.272% VRN 11/04/22	117,339	117,119
Software — 0.0%
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 1.750% 1.897% VRN 4/16/25	29,253	28,843
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. LIBOR + 1.750% 1.897% VRN 4/16/25	37,286	36,764
		65,607
Telecommunications — 0.3%
CenturyLink, Inc.

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2020 Term Loan A, 1 mo. LIBOR + 2.000% 2.147% VRN 1/31/25	$237,500	$232,513
2020 Term Loan B, 1 mo. LIBOR + 2.250% 2.397% VRN 3/15/27	346,500	342,515
CommScope, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.250% 3.397% VRN 4/06/26	296,250	293,658
Intelsat Jackson Holdings S.A., 2017 Term Loan B5, 0.000% 1/02/24 (a)	250,000	253,840
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 1.897% VRN 3/01/27	325,000	319,244
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 1.750% 1.900% VRN 4/11/25	487,500	481,538
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. LIBOR + 3.000% 3.147% VRN 3/09/27	512,204	508,362
		2,431,670
Transportation — 0.0%
PODS LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 3.750% VRN 12/06/24	125,439	125,322

TOTAL BANK LOANS (Cost $10,715,928)		10,914,470

CORPORATE DEBT — 21.3%
Agriculture — 0.5%
BAT Capital Corp. 2.726% 3/25/31	645,000	668,054
4.390% 8/15/37	340,000	381,927
4.540% 8/15/47	1,845,000	2,048,783
Reynolds American, Inc. 5.850% 8/15/45	1,160,000	1,483,351
		4,582,115
Airlines — 0.3%
Continental Airlines, Inc. 5.983% 10/19/23	2,464,187	2,493,359
US Airways, Inc. 7.125% 4/22/25	777,212	713,607
		3,206,966
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 1.048% FRN 4/05/21	3,255,000	3,241,053
3 mo. USD LIBOR + .880% 1.104% FRN 10/12/21	455,000	449,565
3.339% 3/28/22	955,000	964,550
3.813% 10/12/21	520,000	525,850
4.250% 9/20/22	435,000	448,990
5.750% 2/01/21	265,000	265,662
General Motors Co. 4.875% 10/02/23	150,000	166,407
General Motors Financial Co., Inc. 3.150% 6/30/22	805,000	833,439
3.200% 7/06/21	330,000	333,549
3.450% 4/10/22	1,720,000	1,768,722

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.550% 7/08/22	$410,000	$427,616
4.200% 11/06/21	245,000	252,526
4.375% 9/25/21	995,000	1,021,867
		10,699,796
Banks — 2.6%
Bank of America Corp.
SOFR + 1.150% 1.319% VRN 6/19/26	65,000	66,387
3 mo. USD LIBOR + 1.190% 2.884% VRN 10/22/30	595,000	653,375
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	1,410,000	1,780,645
Citigroup, Inc. SOFR + 2.107% 2.572% VRN 6/03/31	720,000	767,419
3.200% 10/21/26	855,000	955,606
Discover Bank 4.200% 8/08/23	1,120,000	1,224,512
Fifth Third Bancorp 2.550% 5/05/27	1,100,000	1,197,147
Global Bank Corp. 3 mo. USD LIBOR + 3.300% 5.250% VRN 4/16/29 (b)	200,000	218,500
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	885,000	969,452
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	405,000	466,569
HSBC Holdings PLC SOFR + 1.290% 1.589% VRN 5/24/27	1,060,000	1,077,932
SOFR + 1.732% 2.013% VRN 9/22/28	1,370,000	1,402,506
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	2,130,000	2,346,468
Lloyds Banking Group PLC 3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	445,000	464,909
3.900% 3/12/24	830,000	912,331
4.050% 8/16/23	415,000	453,503
Santander UK Group Holdings PLC 3 mo. USD LIBOR + 1.570% 4.796% VRN 11/15/24	525,000	583,986
Santander UK PLC 5.000% 11/07/23 (b)	1,390,000	1,534,359
Wells Fargo & Co. SOFR + 2.100% 2.393% VRN 6/02/28	1,060,000	1,128,499
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	75,000	81,824
SOFR + 2.530% 3.068% VRN 4/30/41	1,300,000	1,414,139
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,345,000	1,524,679
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	2,198,000	3,123,835
		24,348,582
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	2,215,000	2,880,011
Bacardi Ltd. 4.700% 5/15/28 (b)	460,000	545,697
5.300% 5/15/48 (b)	275,000	381,468
		3,807,176
Chemicals — 0.2%
International Flavors & Fragrances, Inc. 5.000% 9/26/48	1,080,000	1,453,831

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nutrition & Biosciences, Inc. 3.468% 12/01/50 (b)	$730,000	$792,981
		2,246,812
Commercial Services — 0.3%
Gartner, Inc. 3.750% 10/01/30 (b)	660,000	695,482
IHS Markit Ltd. 4.000% 3/01/26 (b)	124,000	142,054
4.750% 2/15/25 (b)	505,000	579,538
4.750% 8/01/28	750,000	923,648
5.000% 11/01/22 (b)	335,000	358,202
		2,698,924
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	265,000	285,426
4.125% 7/03/23	220,000	235,656
Air Lease Corp. 3.250% 3/01/25	950,000	1,017,158
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	860,000	876,913
3.950% 7/01/24 (b)	380,000	401,342
5.125% 10/01/23 (b)	105,000	112,327
5.250% 5/15/24 (b)	110,000	119,638
GE Capital Funding LLC 4.400% 5/15/30 (b)	875,000	1,031,475
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	3,238,000	3,864,702
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (b)	700,000	733,548
5.250% 8/15/22 (b)	785,000	823,865
5.500% 2/15/24 (b)	265,000	289,018
		9,791,068
Electric — 1.2%
AEP Texas, Inc. 3.850% 10/01/25 (b)	2,000,000	2,249,461
Ameren Illinois Co. 3.700% 12/01/47	480,000	588,512
Consolidated Edison Co. of New York, Inc. 4.650% 12/01/48	1,000,000	1,332,257
Duke Energy Carolinas LLC 3.700% 12/01/47	738,000	891,187
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,383,273
FirstEnergy Transmission LLC 5.450% 7/15/44 (b)	600,000	761,318
Metropolitan Edison Co. 4.000% 4/15/25 (b)	985,000	1,074,683
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,470,759
Mong Duong Finance Holdings BV 5.125% 5/07/29 (b)	250,000	261,994
		11,013,444

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.1%
PowerTeam Services LLC 9.033% 12/04/25 (b)	$514,000	$571,882
Entertainment — 0.1%
Caesars Entertainment, Inc. 6.250% 7/01/25 (b)	266,000	283,290
Live Nation Entertainment, Inc. 4.750% 10/15/27 (b)	257,000	263,404
		546,694
Environmental Controls — 0.1%
GFL Environmental, Inc. 3.750% 8/01/25 (b)	500,000	512,500
Waste Pro USA, Inc. 5.500% 2/15/26 (b)	303,000	309,817
		822,317
Foods — 0.9%
Kraft Heinz Foods Co. 4.375% 6/01/46	1,195,000	1,292,924
4.875% 10/01/49 (b)	1,435,000	1,674,104
5.000% 6/04/42	2,450,000	2,874,520
5.200% 7/15/45	750,000	891,791
The Kroger Co. 4.450% 2/01/47	885,000	1,113,746
Pilgrim's Pride Corp. 5.875% 9/30/27 (b)	75,000	81,346
		7,928,431
Gas — 0.2%
KeySpan Gas East Corp. 5.819% 4/01/41 (b)	1,337,000	1,878,999
Health Care – Services — 1.1%
Aetna, Inc. 3.500% 11/15/24	500,000	548,783
Centene Corp. 3.000% 10/15/30	2,936,000	3,111,866
4.250% 12/15/27	435,000	461,100
CommonSpirit Health 2.782% 10/01/30	455,000	481,725
Encompass Health Corp. 4.750% 2/01/30	415,000	444,569
HCA, Inc. 5.000% 3/15/24	975,000	1,096,849
5.125% 6/15/39	650,000	831,731
5.250% 4/15/25	644,000	751,987
5.250% 6/15/49	1,000,000	1,320,796
Molina Healthcare, Inc. 3.875% 11/15/30 (b)	417,000	447,233
5.375% STEP 11/15/22	460,000	487,025
		9,983,664

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products & Wares — 0.1%
Central Garden & Pet Co. 5.125% 2/01/28	$22,000	$23,396
Spectrum Brands, Inc. 5.750% 7/15/25	500,000	516,300
		539,696
Insurance — 1.1%
Farmers Exchange Capital 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (b)	3,290,000	4,044,724
3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (b)	1,750,000	2,213,456
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661% 4.375% VRN 9/15/54 (b)	4,000,000	4,260,322
		10,518,502
Media — 1.1%
Cable One, Inc. 4.000% 11/15/30 (b)	900,000	934,875
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% 8/15/30 (b)	589,000	625,076
5.375% 6/01/29 (b)	211,000	231,309
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	500,000	560,616
4.908% 7/23/25	1,105,000	1,283,400
5.375% 4/01/38	5,000	6,245
CSC Holdings LLC 5.375% 2/01/28 (b)	125,000	133,438
Time Warner Cable, Inc. 5.875% 11/15/40	1,270,000	1,695,144
Virgin Media Secured Finance PLC 4.500% 8/15/30 (b)	1,200,000	1,254,000
5.500% 5/15/29 (b)	541,000	586,309
The Walt Disney Co. 2.650% 1/13/31	875,000	959,273
3.600% 1/13/51	1,305,000	1,579,701
		9,849,386
Mining — 0.0%
Corp. Nacional del Cobre de Chile 3.150% 1/14/30 (b)	400,000	435,956
Miscellaneous - Manufacturing — 0.3%
General Electric Co. 4.250% 5/01/40	850,000	1,004,875
5.875% 1/14/38	716,000	970,422
6.750% 3/15/32	890,000	1,247,837
		3,223,134
Oil & Gas — 1.4%
Antero Resources Corp. 5.000% 3/01/25	813,000	772,350
5.125% 12/01/22	208,000	207,480
8.375% 7/15/26 (b)(c)	125,000	127,586
BP Capital Markets America, Inc.

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 2/24/50	$205,000	$210,480
3.633% 4/06/30	480,000	559,182
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	420,768
Equinor ASA 3.700% 4/06/50	1,065,000	1,283,477
Exxon Mobil Corp. 4.327% 3/19/50	1,910,000	2,500,679
KazMunayGas National Co. JSC 5.750% 4/19/47 (b)	200,000	268,010
Occidental Petroleum Corp. 4.500% 7/15/44	400,000	339,000
Pertamina Persero PT 3.100% 8/27/30 (b)	875,000	934,041
Petrobras Global Finance BV 5.093% 1/15/30	292,000	326,310
Petroleos del Peru SA 4.750% 6/19/32 (b)	400,000	461,200
Petroleos Mexicanos 5.950% 1/28/31	860,000	857,850
6.625% 6/15/35	2,100,000	2,079,000
7.690% 1/23/50	710,000	715,857
Saudi Arabian Oil Co. 4.250% 4/16/39 (b)	200,000	234,517
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	265,200	222,768
Transocean Pontus Ltd. 6.125% 8/01/25 (b)	313,560	297,879
Transocean Poseidon Ltd. 6.875% 2/01/27 (b)	233,000	212,030
Transocean Proteus Ltd. 6.250% 12/01/24 (b)	102,600	96,316
		13,126,780
Oil & Gas Services — 0.0%
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/01/26	70,000	73,150
6.875% 9/01/27	217,000	231,665
		304,815
Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 4.500% 5/15/28	965,000	1,152,866
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125% 8/15/26 (b)	170,000	177,650
Ball Corp. 4.000% 11/15/23	200,000	213,000
Mauser Packaging Solutions Holding Co. 5.500% 4/15/24 (b)	70,000	71,381
OI European Group BV 4.000% 3/15/23 (b)	75,000	76,500
Sealed Air Corp. 4.000% 12/01/27 (b)	70,000	74,725
Trivium Packaging Finance BV 5.500% 8/15/26 (b)	995,000	1,052,212
		2,818,334

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.9%
AbbVie, Inc.
4.250% 11/21/49	$725,000	$909,020
4.450% 5/14/46	1,395,000	1,774,705
4.550% 3/15/35	576,000	728,241
Bausch Health Cos., Inc. 7.000% 3/15/24 (b)	152,000	156,370
Bayer US Finance II LLC 4.250% 12/15/25 (b)	515,000	588,687
4.375% 12/15/28 (b)	2,735,000	3,216,953
4.625% 6/25/38 (b)	1,310,000	1,592,182
4.875% 6/25/48 (b)	870,000	1,120,492
Bayer US Finance LLC 3.375% 10/08/24 (b)	760,000	829,498
Cigna Corp. 3.400% 3/15/50	210,000	236,302
4.125% 11/15/25	2,000,000	2,304,044
CVS Health Corp. 3.250% 8/15/29	5,000	5,631
5.050% 3/25/48	2,820,000	3,821,885
		17,284,010
Pipelines — 1.1%
Cheniere Energy Partners LP 5.250% 10/01/25	70,000	71,837
Energy Transfer Operating LP 4.950% 6/15/28	1,291,000	1,488,025
5.500% 6/01/27	264,000	310,728
Energy Transfer Partners LP 5.950% 10/01/43	750,000	849,567
Kinder Morgan, Inc. 5.550% 6/01/45	1,000,000	1,285,128
Plains All American Pipeline LP / PAA Finance Corp. 4.650% 10/15/25	500,000	558,990
Rockies Express Pipeline LLC 4.950% 7/15/29 (b)	1,000,000	1,040,120
6.875% 4/15/40 (b)	745,000	810,821
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	600,000	724,980
Sunoco Logistics Partners Operations LP 5.350% 5/15/45	370,000	407,596
5.400% 10/01/47	1,275,000	1,424,602
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	162,000	182,452
Williams Cos., Inc. 4.000% 9/15/25	1,000,000	1,135,396
		10,290,242
Real Estate Investment Trusts (REITS) — 1.1%
Boston Properties LP 3.850% 2/01/23	1,000,000	1,063,868
CyrusOne LP/CyrusOne Finance Corp. 2.150% 11/01/30	920,000	896,715
GLP Capital LP/GLP Financing II, Inc. 4.000% 1/15/30	60,000	65,176
5.250% 6/01/25	500,000	562,540

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.300% 1/15/29	$620,000	$717,309
5.375% 4/15/26	1,755,000	2,014,161
Healthpeak Properties, Inc. 4.250% 11/15/23	59,000	64,579
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	488,767
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	1,032,566
Ventas Realty LP 3.750% 5/01/24	1,050,000	1,144,682
3.850% 4/01/27	1,000,000	1,119,142
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,380,396
		10,549,901
Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.500% 2/15/29 (b)	450,000	449,438
Savings & Loans — 0.2%
Nationwide Building Society 3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	620,000	644,005
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (b)	805,000	856,418
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (b)	300,000	325,996
		1,826,419
Semiconductors — 0.2%
Intel Corp. 4.100% 5/19/46	565,000	719,191
4.750% 3/25/50	490,000	683,825
		1,403,016
Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (b)	325,000	331,500
SS&C Technologies, Inc. 5.500% 9/30/27 (b)	320,000	341,766
		673,266
Telecommunications — 2.3%
AT&T, Inc. 3.300% 2/01/52	860,000	852,674
3.500% 9/15/53 (b)	1,216,000	1,217,785
3.800% 12/01/57 (b)	4,030,000	4,211,095
4.500% 5/15/35	110,000	133,478
4.750% 5/15/46	100,000	123,351
4.850% 3/01/39	366,000	455,837
5.250% 3/01/37	850,000	1,106,239
Intelsat Jackson Holdings SA 8.500% 10/15/24 (b) (d)	378,000	270,270
9.750% 7/15/25 (b)(d)	1,379,000	992,880
Level 3 Financing, Inc. 5.375% 5/01/25	166,000	170,723
Sprint Corp. 7.875% 9/15/23	74,000	85,677

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	$363,750	$367,169
4.738% 9/20/29 (b)	3,445,000	3,731,245
5.152% 9/20/29 (b)	700,000	810,250
T-Mobile USA, Inc. 2.550% 2/15/31 (b)	955,000	1,002,817
3.875% 4/15/30 (b)	840,000	972,888
4.375% 4/15/40 (b)	840,000	1,025,111
4.500% 2/01/26	400,000	408,934
4.750% 2/01/28	175,000	188,106
6.000% 3/01/23	94,000	94,117
6.000% 4/15/24	279,000	282,421
Vodafone Group PLC 4.875% 6/19/49	1,260,000	1,683,866
5.250% 5/30/48	1,000,000	1,392,949
		21,579,882
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA 3.650% 5/07/30 (b)	200,000	224,500

TOTAL CORPORATE DEBT (Cost $179,832,212)		199,224,147

MUNICIPAL OBLIGATIONS — 1.2%
City of Los Angeles Department of Airports, Revenue Bond, 4.000% 5/15/48	220,000	262,255
Commonwealth of Massachusetts, General Obligation, 3.000% 3/01/49	1,360,000	1,486,412
County of Miami-Dade FL Aviation Revenue, Revenue Bond, 2.707% 10/01/33	375,000	390,139
Greater Orlando Aviation Authority, Revenue Bond, 4.000% 10/01/44	410,000	470,848
Health & Educational Facilities Authority of the State of Missouri, Revenue Bond, 3.652% 8/15/57	375,000	473,925
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond, 5.508% 8/01/37	985,000	1,353,577
New York City Water & Sewer System
Revenue Bond, 4.000% 6/15/50	400,000	478,820
Revenue Bond, 4.000% 6/15/50	400,000	475,188
New York State Dormitory Authority
Revenue Bond, 4.000% 3/15/44	1,210,000	1,434,370
Revenue Bond, 5.051% 9/15/27	600,000	756,270
New York State Urban Development Corp., Revenue Bond, 4.000% 3/15/43	790,000	932,682
Regents of the University of California Medical Center Pooled, Revenue Bond, 3.256% 5/15/60	1,990,000	2,238,273
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bond, 5.000% 5/01/49	380,000	466,575
TOTAL MUNICIPAL OBLIGATIONS (Cost $10,418,803)		11,219,334

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%

Commercial Mortgage-Backed Securities — 1.3%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (b) (e)	$1,280,000	$1,492,942
BX Trust, Series 2019-OC11, Class A 3.202% 12/09/41 (b)	420,000	461,070
CALI Mortgage Trust, Series 2019-101C, Class A 3.957% 3/10/39 (b)	945,000	1,104,612
CPT Mortgage Trust, Series 2019-CPT, Class A 2.865% 11/13/39 (b)	805,000	876,001
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (b)	860,000	942,617
Hudson Yards Mortgage Trust Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (e)	860,000	959,852
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	997,383
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (b)	900,000	1,027,333
MKT Mortgage Trust, Series 2020-525M, Class A 2.694% 2/12/40 (b)	1,030,000	1,106,562
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A 2.966% 12/15/38 (b)	840,000	877,341
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (b)	1,085,000	1,160,266
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.834% VRN 1/15/32 (b) (e)	640,000	674,429
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 4.144% VRN 1/05/43 (b) (e)	50,000	50,517
		11,730,925
Home Equity Asset-Backed Securities — 0.6%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .735% 0.883% FRN 10/25/35	4,500,000	4,355,003
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220% 0.368% FRN 1/25/36	1,682,126	1,590,454
		5,945,457
Other Asset-Backed Securities — 2.9%
Aimco CLO Ltd., Series 2020-11A, Class A1, 3 mo. USD LIBOR + 1.380% 1.605% FRN 10/15/31 (b)	2,075,000	2,077,438
Ajax Mortgage Loan Trust, Series 2019-,Class A1, 2.860% STEP 7/25/59 (b)	3,456,425	3,448,535
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800% 1.018% FRN 1/20/28 (b)	3,375,682	3,367,874
Countrywide Asset-Backed Certificates Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 0.308% FRN 1/25/34	40,963	40,483
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 1.003% FRN 8/25/34	365,522	359,668
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR3, 3 mo. USD LIBOR + 1.000% 1.237% FRN 4/15/29 (b)	1,476,000	1,476,035

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 0.868% FRN 10/25/35	$582,804	$579,484
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110% 1.323% FRN 10/29/29 (b)	2,100,000	2,097,961
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .585% 0.733% FRN 1/25/36	3,620,441	3,541,453
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240% 1.477% FRN 7/15/27 (b)	1,322,865	1,322,944
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800% 0.948% FRN 10/25/35	184,373	181,866
Magnetite Ltd. Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800% 1.037% FRN 1/15/28 (b)	1,489,000	1,479,637
Series 2019-21A, Class A, 3 mo. USD LIBOR + 1.280% 1.498% FRN 4/20/30 (b)	450,000	451,189
Morgan Stanley Capital, Inc. Trust Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580% 0.728% FRN 1/25/36	3,341,946	3,250,261
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .580% 0.728% FRN 2/25/36	3,260,659	3,148,431
		26,823,259
Student Loans Asset-Backed Securities — 2.9%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 0.848% FRN 7/25/56 (b)	2,047,531	2,018,769
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800% 0.948% FRN 4/26/32 (b)	4,076,841	4,051,330
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 0.377% FRN 3/15/55	7,380,000	7,106,556
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 0.748% FRN 2/26/29	1,562,977	1,537,328
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.798% FRN 5/26/26	2,847,874	2,806,824
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.065% FRN 7/25/73	3,735,000	3,623,913
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.465% FRN 10/25/83	3,630,000	3,588,276
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170% 0.385% FRN 4/25/40 (b)	2,661,994	2,559,091
		27,292,087
Whole Loan Collateral Collateralized Mortgage Obligations — 3.1%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400% 0.548% FRN 3/25/46	2,236,561	2,012,836
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, 3.421% VRN 5/25/35 (e)	1,863,799	1,780,525
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 3.630% VRN 3/25/36 (e)	5,885	5,520
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (e)	2,737,145	3,018,188
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, 2.306% VRN 11/25/35 (e)	2,095,491	1,880,950
HarborView Mortgage Loan Trust

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.352% FRN 11/19/36	$3,474,109	$2,921,992
Series 2007-6, Class 1A1A, 1 mo. USD LIBOR + .200% 0.352% FRN 8/19/37	3,494,900	2,990,239
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .260% 0.670% FRN 1/25/36	4,771,937	4,598,348
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, 2.881% VRN 8/25/35 (e)	251,052	249,948
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, 2.714% VRN 4/25/34 (e)	508,518	498,773
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750% 1.494% FRN 6/26/47 (b)	1,143,261	1,119,352
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185% 0.333% FRN 8/25/36	753,829	694,844
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .460% 0.608% FRN 2/25/36	2,918,105	2,685,056
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .620% 0.768% FRN 1/25/45	1,045,353	1,015,862
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,941,081	2,262,292
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, 4.004% VRN 4/25/37 (e)	1,533,734	1,429,814
		29,164,539

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $99,098,584)		100,956,267

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Abu Dhabi Government International Bond 2.500% 9/30/29 (b)	647,000	698,165
Colombia Government International Bond 3.000% 1/30/30	400,000	419,204
4.500% 1/28/26	200,000	226,502
5.200% 5/15/49	200,000	253,860
Dominican Republic International Bond 4.500% 1/30/30 (b)	440,000	476,854
Indonesia Government International Bond 2.850% 2/14/30	300,000	323,667
Mexico Government International Bond 2.659% 5/24/31	1,133,000	1,160,192
Panama Government International Bond 2.252% 9/29/32	200,000	206,000
3.160% 1/23/30	400,000	443,004
Peruvian Government International Bond 2.844% 6/20/30	276,000	305,532
4.125% 8/25/27	254,000	298,135
Qatar Government International Bond 4.500% 4/23/28 (b)	600,000	726,750
Republic of South Africa Government International Bond 4.875% 4/14/26	200,000	218,542
Russian Foreign Bond 4.375% 3/21/29 (b)	200,000	233,256
4.750% 5/27/26 (b)	200,000	230,936
Saudi Government International Bond 3.250% 10/22/30 (b)	200,000	220,564

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.625% 3/04/28 (b)	$200,000	$224,190
3.750% 1/21/55 (b)	200,000	218,290
4.500% 10/26/46 (b)	200,000	242,550
Uruguay Government International Bond 4.375% 10/27/27	253,330	299,565
		7,425,758

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,998,100)		7,425,758

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 31.5%
Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series S8FX, Class A2, 3.291% 3/25/27	3,955,000	4,445,073
Series K155, Class A3, 3.750% 4/25/33	2,115,000	2,593,163
Federal National Mortgage Association Series 2018-54, Class KA, 3.500% 1/25/47	1,845,573	1,917,169
Series 2018-38, Class PA, 3.500% 6/25/47	2,211,085	2,284,393
Federal National Mortgage Association ACES (e) Series 2020-M10, Class X1 1.796% 12/25/30	2,367,957	329,582
Federal National Mortgage Association REMICS Series 2018-43, Class CT, 3.000% 6/25/48	1,565,334	1,660,360
Series 2018-55, Class PA, 3.500% 1/25/47	1,915,036	1,989,329
Government National Mortgage Association Series 2018-124, Class NW, 3.500% 9/20/48	1,114,958	1,196,759
Series 2019-15, Class GT, 3.500% 2/20/49	1,773,452	1,892,077
		18,307,905
Pass-Through Securities — 29.6%
Federal Home Loan Mortgage Corp. Pool #G18596 3.000% 4/01/31	499,105	527,615
Pool #G18691 3.000% 6/01/33	203,974	214,733
Pool #G08710 3.000% 6/01/46	123,196	130,047
Pool #G08715 3.000% 8/01/46	2,569,075	2,711,944
Pool #G08721 3.000% 9/01/46	348,963	368,369
Pool #G08726 3.000% 10/01/46	4,657,996	4,917,032
Pool #G08732 3.000% 11/01/46	3,267,558	3,446,207
Pool #G08741 3.000% 1/01/47	2,117,491	2,230,615
Pool #G18713 3.500% 11/01/33	1,664,931	1,769,683
Pool #G16756 3.500% 1/01/34	633,906	683,497
Pool #G60038 3.500% 1/01/44	969,871	1,052,684
Pool #G07848 3.500% 4/01/44	6,433,258	7,155,965
Pool #G07924 3.500% 1/01/45	2,131,639	2,347,124
Pool #G60138 3.500% 8/01/45	3,924,062	4,340,363
Pool #G08711 3.500% 6/01/46	2,183,709	2,339,459
Pool #G08716 3.500% 8/01/46	3,179,613	3,406,394
Pool #G67703 3.500% 4/01/47	2,881,121	3,154,364
Pool #G67706 3.500% 12/01/47	2,407,710	2,633,798
Pool #G08792 3.500% 12/01/47	2,838,981	3,011,303
Pool #G67707 3.500% 1/01/48	2,545,064	2,798,366
Pool #G67708 3.500% 3/01/48	5,497,584	5,974,088
Pool #G67709 3.500% 3/01/48	6,704,360	7,325,530
Pool #G67711 4.000% 3/01/48	818,259	899,424
Pool #G67713 4.000% 6/01/48	2,389,352	2,613,665
Pool #G67714 4.000% 7/01/48	3,123,608	3,431,494
Pool #G67717 4.000% 11/01/48	2,778,346	3,050,464

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08843 4.500% 10/01/48	$1,473,281	$1,596,445
Pool #G08826 5.000% 6/01/48	493,631	547,259
Pool #G08844 5.000% 10/01/48	179,618	198,908
Federal National Mortgage Association Pool #MA4093 2.000% 8/01/40	1,279,190	1,330,670
Pool #MA4152 2.000% 10/01/40	4,368,514	4,544,319
Pool #MA4176 2.000% 11/01/40	3,124,534	3,250,277
Pool #BL6060 2.455% 4/01/40	1,265,000	1,341,781
Pool #MA3029 3.000% 6/01/32	524,427	553,736
Pool #MA1607 3.000% 10/01/33	3,022,053	3,234,731
Pool #MA3811 3.000% 10/01/49	1,788,687	1,836,870
Pool #AB4262 3.500% 1/01/32	2,077,543	2,241,425
Pool #MA1148 3.500% 8/01/42	4,885,656	5,332,120
Pool #CA0996 3.500% 1/01/48	153,013	166,183
Pool #MA3276 3.500% 2/01/48	448,569	475,402
Pool #MA3305 3.500% 3/01/48	1,511,290	1,601,695
Pool #MA3332 3.500% 4/01/48	61,236	64,899
Pool #CA3633 3.500% 6/01/49	1,324,292	1,447,379
Pool #MA2995 4.000% 5/01/47	1,281,442	1,383,791
Pool #AS9830 4.000% 6/01/47	870,616	937,431
Pool #MA3027 4.000% 6/01/47	1,152,171	1,240,595
Pool #AS9972 4.000% 7/01/47	849,270	912,324
Pool #AL9106 4.500% 2/01/46	497,712	548,202
Pool #CA1710 4.500% 5/01/48	2,280,453	2,471,743
Pool #CA1711 4.500% 5/01/48	42,735	46,456
Pool #CA2208 4.500% 8/01/48	1,806,647	1,958,870
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	3,200,173	3,367,427
Pool #MA4836 3.000% 11/20/47	2,492,840	2,622,347
Pool #MA6209 3.000% 10/20/49	2,045,962	2,095,989
Pool #MA4127 3.500% 12/20/46	2,134,181	2,299,456
Pool #MA4382 3.500% 4/20/47	413,110	444,069
Pool #MA4719 3.500% 9/20/47	3,867,015	4,142,316
Pool #MA4837 3.500% 11/20/47	521,190	558,295
Pool #MA4962 3.500% 1/20/48	1,359,956	1,454,224
Pool #MA5019 3.500% 2/20/48	1,815,516	1,941,362
Pool #MA4838 4.000% 11/20/47	1,129,230	1,215,610
Pool #MA4901 4.000% 12/20/47	925,868	996,691
Pool #MA5078 4.000% 3/20/48	844,611	908,691
Pool #MA5466 4.000% 9/20/48	561,374	602,912
Pool #MA5528 4.000% 10/20/48	2,287,770	2,457,051
Pool #MA4264 4.500% 2/20/47	469,650	515,146
Pool #MA4512 4.500% 6/20/47	3,217,044	3,511,598
Pool #MA3666 5.000% 5/20/46	52,672	60,261
Pool #MA3806 5.000% 7/20/46	360,307	411,658
Pool #MA4072 5.000% 11/20/46	67,873	77,716
Pool #MA4454 5.000% 5/20/47	1,534,243	1,710,228
Government National Mortgage Association II TBA 2.000% 5/01/50 (c)	17,575,000	18,376,859
2.500% 3/01/50 (c)	12,675,000	13,415,695
Uniform Mortgage Backed Securities TBA 1.500% 9/01/35 (c)	4,500,000	4,631,485
2.000% 6/01/35 (c)	4,625,000	4,836,738
2.000% 5/01/50 (c)	45,875,000	47,666,992
2.000% 5/01/50 (c)	28,950,000	30,034,493
2.500% 12/01/49 (c)	5,200,000	5,481,938

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 12/01/49 (c)	$8,175,000	$8,603,229
		276,238,214

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $286,334,045)		294,546,119

U.S. TREASURY OBLIGATIONS — 40.1%

U.S. Treasury Bonds & Notes — 40.1%
U.S. Treasury Bond 1.625% 11/15/50	47,234,000	47,055,049
U.S. Treasury Note 0.125% 10/31/22	32,320,000	32,323,281
0.125% 11/30/22	115,967,000	115,976,254
0.125% 12/31/22	39,285,000	39,288,033
0.250% 12/31/25	80,765,000	80,827,318
0.375% 11/30/25	40,160,000	40,216,682
0.875% 11/15/30	18,999,000	18,934,871
		374,621,488

TOTAL U.S. TREASURY OBLIGATIONS (Cost $374,399,576)		374,621,488

TOTAL BONDS & NOTES (Cost $967,797,248)		998,907,583

TOTAL LONG-TERM INVESTMENTS (Cost $967,797,248)		998,907,583

SHORT-TERM INVESTMENTS — 9.0%

Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (f)	26,053,403	26,053,403

Sovereign Debt Obligations — 2.0%
Japan Treasury Discount Bill 0.000% 3/15/21 JPY (g)	955,000,000	9,250,810
0.000% 3/22/21 JPY (g)	960,000,000	9,299,391

U.S. Treasury Bill — 4.2%
U.S. Treasury Bill 0.000% 1/19/21	7,290,000	7,289,878
0.000% 1/19/21	470,000	469,992
0.000% 1/21/21	3,580,000	3,579,924
0.000% 2/02/21	5,090,000	5,089,684
0.000% 2/04/21	2,985,000	2,984,859
0.000% 2/04/21	2,225,000	2,224,895
0.000% 2/11/21	5,280,000	5,279,666
United States Cash Management Bill 0.000% 1/26/21	3,060,000	3,059,911
0.000% 2/09/21	3,120,000	3,119,860

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.000% 2/23/21	$6,170,000	$6,169,464
		39,268,133

TOTAL SHORT-TERM INVESTMENTS (Cost $83,715,076)		83,871,737

TOTAL INVESTMENTS — 115.9% (Cost $1,051,512,324) (h)		1,082,779,320

Other Assets/(Liabilities) — (15.9)%		(148,485,400)

NET ASSETS — 100.0%		$934,293,920

Abbreviation Legend
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at December 31, 2020 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $110,378,777 or 11.81% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2020, these securities amounted to a value of $1,263,150 or 0.14% of net assets.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(f)	Maturity value of $26,053,403. Collateralized by U.S. Government Agency obligations with a rate of 0.000% , maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $26,574,558.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International	3/15/21	USD	9,176,560	JPY	955,000,000	$(79,777)
Goldman Sachs International	3/22/21	USD	9,236,853	JPY	960,000,000	(68,820)
						$(148,597)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	3/22/21	31	$6,712,538	$(92,100)

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

MassMutual Select Strategic Bond Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.8%

BANK LOANS — 4.6%
Advertising — 0.1%
Terrier Media Buyer, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 4.397% VRN 12/17/26	$445,351	$445,213
Aerospace & Defense — 0.1%
The Boeing Co., Term Loan, 3 mo. LIBOR + 1.250% 1.467% VRN 2/07/22	780,000	769,470
Airlines — 0.1%
Delta Air Lines, Inc., 2020 GSR Term Loan B, 3 mo. LIBOR + 4.750% 5.750% VRN 4/29/23	706,450	716,418
Auto Parts & Equipment — 0.1%
Clarios Global LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 3.647% VRN 4/30/26	436,339	434,066
Building Materials — 0.0%
API Group DE, Inc., Term Loan B, 1 mo. LIBOR + 2.500% 2.647% VRN 10/01/26	366,300	364,926
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250% 4.397% VRN 7/10/26	692,499	688,892
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, 1 mo. LIBOR +2.500%, 3 mo. LIBOR + 2.500% 2.688% VRN 8/15/25	234,000	232,636
Garda World Security Corp., 2019 1st Lien Term Loan B, 1 mo. LIBOR +4.750% 4.990% VRN 10/30/26	171,766	171,766
Prime Security Services Borrower LLC, 2019 Term Loan B1, 1 mo. LIBOR +3.250%, 3 mo. LIBOR + 3.250% 4.250% VRN 9/23/26	620,372	621,923
TKC Holdings, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.750% 4.750% VRN 2/01/23	343,678	336,732
Trans Union LLC, 2019 Term Loan B5, 1 mo. LIBOR + 1.750% 1.897% VRN 11/16/26	242,200	241,040
Verscend Holding Corp., 2018 Term Loan B, 1 mo. LIBOR + 4.500% 4.647% VRN 8/27/25	229,413	228,954
		2,521,943
Computers — 0.1%
Dell International LLC, 2019 Term Loan B, 1 mo. LIBOR + 2.000% 2.750% VRN 9/19/25	556,349	556,416
Western Digital Corp., 2018 Term Loan B4, 1 mo. LIBOR + 1.750% 1.897% VRN 4/29/23	162,524	162,158
		718,574

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.4%
Avolon TLB Borrower 1 (US) LLC, 2020 Term Loan B5, 1 mo. LIBOR +2.500% 3.250% VRN 12/01/27	$190,000	$190,000
Citadel Securities LP, 2020 Term Loan B, 1 mo. LIBOR + 2.750% 2.897% VRN 2/27/26	246,259	246,156
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. LIBOR +3.750% 4.750% VRN 4/09/27	636,800	636,902
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 2.004% VRN 10/06/23	900,000	898,497
Edelman Financial Center LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR +3.000% 3.147% VRN 7/21/25	332,079	326,580
Focus Financial Partners LLC, 2020 Term Loan, 1 mo. LIBOR + 2.000% 2.147% VRN 7/03/24	394,764	391,637
Jane Street Group LLC, 2020 Term Loan, 3 mo. LIBOR + 3.000% 3.233% VRN 1/31/25	353,639	352,667
VFH Parent LLC, 2019 Term Loan B, 3 mo. LIBOR + 3.000% 3.153% VRN 3/01/26	176,239	175,761
		3,218,200
Electrical Components & Equipment — 0.1%
Brookfield WEC Holdings, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.750% VRN 8/01/25	276,773	275,785
Energizer Holdings, Inc. 2020 Incremental Term Loan, 0.000% 12/16/27 (a)	75,833	75,691
2020 Term Loan, 0.000% 12/22/27 (a)	64,167	64,047
		415,523
Engineering & Construction — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 3.900% VRN 12/06/25	98,000	97,510
Entertainment — 0.1%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. LIBOR + 2.500% 3.500% VRN 2/01/24	40,000	39,514
PCI Gaming Authority, Term Loan, 1 mo. LIBOR + 2.500% 2.647% VRN 5/29/26	281,046	277,629
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. LIBOR +2.750% 2.897% VRN 8/14/24	666,669	650,169
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 3 mo.LIBOR + 3.500% 3.754% VRN 7/10/25	12,670	12,709
		980,021
Environmental Controls — 0.0%
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000% 3.500% VRN 5/30/25	83,960	83,974
Food Services — 0.1%
Aramark Services, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 1.750% 1.895% VRN 1/15/27	555,800	547,985

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.1%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. LIBOR + 2.250% 2.397% VRN 1/31/27	$308,450	$305,057
US Foods, Inc. 2016 Term Loan B, 1 mo. LIBOR + 1.750% 1.897% VRN 6/27/23	208,364	205,026
2019 Term Loan B, 1 mo. LIBOR + 2.000% 2.147% VRN 9/13/26	606,402	595,602
		1,105,685
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC, Term Loan B, 1 mo. LIBOR + 2.500% 2.647% VRN 9/07/27	149,625	149,906
Health Care – Products — 0.1%
Athenahealth, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.500% 4.648% VRN 2/11/26	1,093,593	1,090,585
Health Care – Services — 0.5%
EyeCare Partners LLC 2020 Term Loan, 1 mo. LIBOR + 3.750% 3.897% VRN 2/18/27	193,135	187,753
2020 Delayed Draw Term Loan, 1 mo. LIBOR + 3.750% 3.897% VRN 2/18/27	45,405	44,140
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. LIBOR + 4.750% 5.750% VRN 10/02/25	388,829	385,590
HC Group Holdings II, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 4.397% VRN 8/06/26	346,500	345,779
HCA, Inc., Term Loan B12, 1 mo. LIBOR + 1.750% 1.897% VRN 3/13/25	162,748	162,544
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 3.500% VRN 8/18/22	469,822	469,413
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 3.750% VRN 6/07/23	662,352	658,630
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.250% 3.402% VRN 3/05/26	798,975	793,318
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo.LIBOR + 3.750% 3.897% VRN 11/16/25	745,677	742,791
		3,789,958
Household Products — 0.1%
Reynolds Consumer Products LLC, Term Loan, 1 mo. LIBOR + 1.750% 1.897% VRN 2/04/27	395,179	392,215
Insurance — 0.1%
AmWINS Group, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 3.750% VRN 1/25/24	19,896	19,855
Asurion LLC 2017 Term Loan B4, 0.000% 8/04/22 (a)	628,782	621,677
2018 Term Loan B6, 1 mo. LIBOR + 3.000% 3.147% VRN 11/03/23	113,476	112,294
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 3.147% VRN 11/03/24	343,409	340,318

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2020 Term Loan B8, 3 mo. LIBOR + 3.250% 3.397% VRN 12/23/26	$60,000	$59,322
		1,153,466
Internet — 0.1%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, 1 mo. LIBOR +1.750% 1.897% VRN 2/15/24	59,588	59,514
McAfee LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.750% 3.898% VRN 9/30/24	810,545	809,937
		869,451
Investment Companies — 0.1%
FinCo I LLC, 2020 Term Loan B, 0.000% 6/27/25 (a)	36,330	36,262
First Eagle Holdings, Inc., 2020 Term Loan B, 3 mo. LIBOR + 2.500% 2.754% VRN 2/01/27	176,118	174,161
UFC Holdings LLC, 2019 Term Loan, 6 mo. LIBOR + 3.250% 4.250% VRN 4/29/26	570,452	568,044
		778,467
Leisure Time — 0.0%
Alterra Mountain Co., Term Loan B1, 1 mo. LIBOR + 2.750% 2.897% VRN 7/31/24	372,323	366,582
Lodging — 0.4%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR +2.750% 2.897% VRN 12/23/24	931,852	913,103
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.250% 3.000% VRN 4/18/24	322,504	317,467
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. LIBOR + 2.000% 2.147% VRN 11/30/23	347,807	345,010
Golden Nugget, Inc., 2017 Incremental Term Loan B, 2 mo. LIBOR + 2.500% 3.250% VRN 10/04/23	401,940	387,180
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.898% VRN 6/22/26	716,204	707,030
Wynn Resorts Ltd., 2019 Term Loan A, 1 mo. LIBOR + 1.750% 1.900% VRN 9/20/24	871,875	839,180
		3,508,970
Media — 0.3%
Charter Communications Operating LLC 2019 Term Loan B1, 1 mo. LIBOR + 1.750% 1.900% VRN 4/30/25	835,811	832,100
2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.900% VRN 2/01/27	138,596	137,679
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.500% 2.659% VRN 4/15/27	138,950	137,502
Entercom Media Corp., 2019 Term Loan, 1 mo. LIBOR + 2.500% 2.645% VRN 11/18/24	120,328	117,320
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.147% VRN 5/01/26	276,414	271,577
Univision Communications, Inc. Term Loan C5, 0.000% 3/15/24 (a)	—	—

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2020 Replacement Term Loan, 1 mo. LIBOR + 3.750% 4.750% VRN 3/15/26	$429,231	$429,050
Ziggo Financing Partnership, USD Term Loan I, 1 mo. LIBOR + 2.500% 2.659% VRN 4/30/28	138,250	137,256
		2,062,484
Packaging & Containers — 0.0%
Berry Global, Inc., Term Loan W, 1 mo. LIBOR + 2.000% 2.149% VRN 10/01/22	223,769	223,393
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc. Term Loan B, 1 mo. LIBOR + 2.750% 2.898% VRN 11/27/25	215,625	213,391
2018 Term Loan B, 1 mo. LIBOR + 3.000% 3.148% VRN 6/02/25	281,934	280,702
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR +2.500%, 3 mo. LIBOR + 2.500% 3.500% VRN 3/01/24	919,974	914,914
Elanco Animal Health, Inc., Term Loan B, 3 mo. LIBOR + 1.750% 1.905% VRN 8/01/27	503,036	498,112
Endo Luxembourg Finance Co. I S.A.R.L., 2017 Term Loan B, 3 mo. LIBOR + 4.250% 5.000% VRN 4/29/24	159,587	156,794
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week LIBOR + 2.000% 2.102% VRN 11/15/27	732,600	725,735
		2,789,648
Real Estate Investment Trusts (REITS) — 0.1%
Realogy Group LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.250% 3.000% VRN 2/08/25	49,744	48,784
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 1.750% 1.894% VRN 12/20/24	430,000	422,368
		471,152
Retail — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. LIBOR +1.750% 1.897% VRN 11/19/26	934,872	920,560
Academy, Ltd., 2020 Term Loan, 1 mo. LIBOR + 5.000% 5.750% VRN 10/28/27	140,000	139,335
BJ's Wholesale Club, Inc., 2017 1st Lien Term Loan, 0.000% 2/03/24 (a)	82,820	82,691
Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.250% 4.000% VRN 10/19/27	310,000	309,482
Michaels Stores, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.500% 4.250% VRN 10/01/27	299,038	296,421
Party City Holdings, Inc., 2018 Term Loan B, 3 mo. LIBOR + 2.500% 3.250% VRN 8/19/22	82,389	76,032
Whatabrands LLC, 2020 Term Loan B, 1 mo. LIBOR + 2.750% 2.904% VRN 7/31/26	9,620	9,523
		1,834,044

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.2%
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.000% 4.147% VRN 10/16/26	$754,300	$752,550
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. LIBOR + 2.750% 2.897% VRN 6/21/24	11,469	11,297
Milano Acquisition Corp., Term Loan B, 3 mo. LIBOR + 4.000% 4.750% VRN 10/01/27	540,000	539,098
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.750% 2.897% VRN 6/21/24	77,452	76,290
		1,379,235
Telecommunications — 0.3%
Altice France S.A., USD Term Loan B12, 1 mo. LIBOR + 3.688% 3.846% VRN 1/31/26	221,244	218,686
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 1.897% VRN 3/01/27	368,362	361,839
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 3 mo. LIBOR + 2.750% 2.905% VRN 9/18/26	872,275	865,410
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.500% 2.659% VRN 1/31/28	863,954	855,159
		2,301,094
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. LIBOR + 2.000% 2.254% VRN 12/30/26	734,899	732,716

TOTAL BANK LOANS (Cost $36,502,703)		36,312,874

CORPORATE DEBT — 36.1%

Aerospace & Defense — 1.2%
The Boeing Co. 2.700% 2/01/27	90,000	93,613
2.800% 3/01/27	150,000	155,890
3.100% 5/01/26	80,000	85,664
3.200% 3/01/29	450,000	475,035
3.250% 2/01/35	730,000	748,618
3.550% 3/01/38	80,000	81,615
3.750% 2/01/50	240,000	252,382
4.875% 5/01/25	990,000	1,128,509
5.150% 5/01/30	500,000	605,126
5.705% 5/01/40	400,000	519,088
5.805% 5/01/50	930,000	1,281,675
5.930% 5/01/60	10,000	14,186
General Dynamics Corp. 3.250% 4/01/25	140,000	154,586
3.500% 5/15/25	50,000	55,890
4.250% 4/01/40	20,000	26,034
4.250% 4/01/50	110,000	149,627
L3Harris Technologies, Inc. 5.054% 4/27/45	280,000	387,140
Lockheed Martin Corp. 3.550% 1/15/26	350,000	397,566
4.500% 5/15/36	60,000	79,055
Northrop Grumman Corp. 2.930% 1/15/25	340,000	369,803

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.250% 1/15/28	$730,000	$825,493
5.250% 5/01/50	230,000	341,904
Raytheon Technologies Corp.
2.250% 7/01/30	280,000	297,415
3.150% 12/15/24	140,000	152,084
3.950% 8/16/25	350,000	401,420
4.125% 11/16/28	260,000	309,963
4.500% 6/01/42	80,000	104,321
TransDigm, Inc.
6.250% 3/15/26 (b)	180,000	191,700
8.000% 12/15/25 (b)	70,000	77,371
		9,762,773
Agriculture — 0.9%
Altria Group, Inc.
2.350% 5/06/25	80,000	84,999
2.850% 8/09/22	160,000	166,157
3.490% 2/14/22	160,000	165,497
3.800% 2/14/24	180,000	196,557
3.875% 9/16/46	150,000	158,443
4.400% 2/14/26	620,000	719,864
4.750% 5/05/21	290,000	294,179
4.800%2/14/29	310,000	371,410
5.800% 2/14/39	1,070,000	1,409,804
5.950% 2/14/49	100,000	140,096
6.200% 2/14/59	140,000	196,558
BAT Capital Corp.
3.557% 8/15/27	500,000	556,739
4.540% 8/15/47	1,110,000	1,232,601
Cargill, Inc.
1.375% 7/23/23 (b)	300,000	307,490
Philip Morris International, Inc.
1.125% 5/01/23	190,000	193,752
2.100% 5/01/30	190,000	198,160
2.500% 8/22/22	80,000	82,909
2.500% 11/02/22	350,000	363,219
2.900% 11/15/21	240,000	245,541
4.500% 3/20/42	80,000	101,267
Reynolds American, Inc.
5.850% 8/15/45	190,000	242,963
		7,428,205
Airlines — 0.6%
Delta Air Lines, Inc.
3.400% 4/19/21	450,000	452,942
3.625% 3/15/22	250,000	257,201
3.800% 4/19/23	90,000	92,410
2.900% 10/28/24	180,000	177,594
7.000% 5/01/25 (b)	1,670,000	1,928,102
7.375% 1/15/26	380,000	434,075
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	320,000	342,035
4.750% 10/20/28 (b)	300,000	327,454
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	330,000	354,750

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	$400,000	$448,000
		4,814,563
Apparel — 0.3%
Hanesbrands, Inc.
4.625% 5/15/24 (b)	30,000	31,425
5.375% 5/15/25 (b)	200,000	211,604
4.875% 5/15/26 (b)	110,000	119,487
Levi Strauss & Co.
5.000% 5/01/25	190,000	194,750
NIKE, Inc.
2.400% 3/27/25	170,000	183,208
2.750% 3/27/27	270,000	298,762
2.850% 3/27/30	280,000	317,203
3.250% 3/27/40	130,000	151,214
3.375% 3/27/50	610,000	754,657
		2,262,310
Auto Manufacturers — 0.6%
BMW US Capital LLC
1.850% 9/15/21 (b)	60,000	60,556
Ford Motor Co.
4.750% 1/15/43	90,000	91,800
Ford Motor Credit Co. LLC
3.339% 3/28/22	370,000	373,700
4.000% 11/13/30	200,000	210,000
4.125% 8/17/27	200,000	209,500
5.125% 6/16/25	200,000	217,460
5.875% 8/02/21	400,000	409,400
General Motors Co.
5.150% 4/01/38	40,000	48,094
5.400% 10/02/23	130,000	145,566
5.950% 4/01/49	110,000	148,766
6.125% 10/01/25	220,000	266,853
6.250% 10/02/43	300,000	404,691
General Motors Financial Co., Inc.
3.450% 4/10/22	30,000	30,850
4.250% 5/15/23	10,000	10,778
4.375% 9/25/21	80,000	82,160
Nissan Motor Co. Ltd.
3.043% 9/15/23 (b)	400,000	418,238
3.522% 9/17/25 (b)	810,000	867,285
4.345% 9/17/27 (b)	900,000	994,075
		4,989,772
Banks — 10.6%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	299,221
Banco Santander SA
3 mo. USD LIBOR + 1.120% 1.344% FRN 4/12/23	200,000	202,007
2.746% 5/28/25	1,000,000	1,067,525
3.848% 4/12/23	400,000	429,648
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	385,833
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	270,000	284,178

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.300% 1/11/23	$90,000	$95,419
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	643,840
3.500% 4/19/26	290,000	328,665
3 mo. USD LIBOR + .780% 3.550% VRN 3/05/24	470,000	502,096
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,920,000	2,181,159
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	600,000	700,554
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	630,000	742,034
4.000% 4/01/24	270,000	299,717
4.000% 1/22/25	270,000	303,394
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	1,150,000	1,452,299
4.125% 1/22/24	290,000	321,417
4.200% 8/26/24	380,000	425,403
4.250% 10/22/26	50,000	58,648
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	250,000	327,994
4.450% 3/03/26	50,000	58,277
5.000% 1/21/44	1,010,000	1,417,734
3 mo. USD LIBOR + 3.705% 6.250% VRN (c)	170,000	188,626
Bank of Montreal
1.850% 5/01/25	590,000	619,398
5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	102,014
The Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	177,731
The Bank of Nova Scotia
1.300% 6/11/25	320,000	328,337
Barclays Bank PLC
1.700% 5/12/22	240,000	244,244
Barclays PLC
3 mo. USD LIBOR + 1.902% 4.972% VRN 5/16/29	230,000	275,911
3 mo. USD LIBOR + 3.054% 5.088% VRN 6/20/30	1,210,000	1,451,497
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (b)	400,000	418,653
3.375% 1/09/25 (b)	240,000	262,643
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (b)	220,000	252,072
4.400% 8/14/28 (b)	1,120,000	1,327,278
4.625% 3/13/27 (b)	260,000	302,755
3 mo. USD LIBOR + 2.235% 4.705% VRN 1/10/25 (b)	680,000	755,772
Canadian Imperial Bank of Commerce
0.950%6/23/23	300,000	303,967
Citigroup, Inc.
SOFR + 1.667% 1.678% VRN 5/15/24	340,000	350,238
SOFR + 2.107% 2.572% VRN 6/03/31	340,000	362,392
SOFR + 2.750% 3.106% VRN 4/08/26	240,000	262,215
3 mo. USD LIBOR + 1.151% 3.520% VRN 10/27/28	1,400,000	1,582,777
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	710,000	834,965
3 mo. USD LIBOR + 1.192% 4.075% VRN 4/23/29	750,000	879,663
4.125% 7/25/28	360,000	421,085
4.300% 11/20/26	670,000	780,017
4.400% 6/10/25	340,000	388,724
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	497,189
4.450% 9/29/27	480,000	567,426
4.650% 7/30/45	441,000	590,265
4.650% 7/23/48	70,000	96,630
4.750% 5/18/46	40,000	53,441
5.300% 5/06/44	16,000	22,575
5.500% 9/13/25	170,000	204,278
3 mo. USD LIBOR + 4.068% 5.950% VRN (c)	100,000	104,960
3 mo. USD LIBOR + 3.905% 5.950% VRN (c)	470,000	513,475
3 mo. USD LIBOR + 3.423% 6.300% VRN (c)	60,000	65,040

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.625% 6/15/32	$20,000	$28,352
8.125% 7/15/39	310,000	554,136
Cooperatieve Rabobank UA
1 year CMT + 1.000% 1.339% VRN 6/24/26 (b)	250,000	255,285
4.375% 8/04/25	1,380,000	1,574,961
4.625% 12/01/23	250,000	278,638
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (b)	270,000	280,046
Credit Suisse AG
2.950% 4/09/25	340,000	372,977
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	850,000	888,295
SOFR + 3.730% 4.194% VRN 4/01/31 (b)	250,000	294,243
4.550% 4/17/26	500,000	588,250
Danske Bank A/S
1.226% 6/22/24 (b)	200,000	202,339
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (b)	420,000	426,643
5.000% 1/12/22 (b)	740,000	772,529
5.375% 1/12/24 (b)	610,000	688,178
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
4.000% VRN (c)	18,000	17,685
The Goldman Sachs Group, Inc.
3.200% 2/23/23	300,000	316,986
3.500% 4/01/25	370,000	411,066
3.500% 11/16/26	200,000	224,529
3.625% 2/20/24	1,270,000	1,382,161
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	1,740,000	2,004,520
3.850%7/08/24	90,000	99,510
4.000% 3/03/24	100,000	110,497
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	581,318
4.250% 10/21/25	260,000	298,168
4.750% 10/21/45	250,000	348,170
5.150% 5/22/45	1,000,000	1,393,578
5.250%7/27/21	100,000	102,808
6.250% 2/01/41	770,000	1,205,948
6.750% 10/01/37	80,000	122,413
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	529,963
3 mo. USD LIBOR + 1.610% 3.973% VRN 5/22/30	770,000	889,158
4.250% 8/18/25	330,000	374,937
4.300% 3/08/26	500,000	576,077
Intesa Sanpaolo SpA
3.125% 7/14/22 (b)	300,000	310,665
3.375% 1/12/23 (b)	550,000	575,881
5.017% 6/26/24 (b)	900,000	984,670
5.710% 1/15/26 (b)	200,000	228,918
JP Morgan Chase & Co.
SOFR + 1.455% 1.514% VRN 6/01/24	900,000	924,025
SOFR + 1.850% 2.083% VRN 4/22/26	540,000	570,308
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	322,459
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	89,073
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	780,000	887,083
3.625% 5/13/24	80,000	88,453
3.875% 9/10/24	300,000	335,944
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	940,000	1,035,531
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	370,632
4.250% 10/01/27	70,000	83,010
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	1,190,000	1,451,924

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.950% 6/01/45	$290,000	$410,850
Lloyds Banking Group PLC
3.900% 3/12/24	580,000	637,532
4.375% 3/22/28	200,000	238,029
4.550%8/16/28	370,000	446,183
Mitsubishi UFJ Financial Group, Inc.
2.998% 2/22/22	160,000	164,794
Morgan Stanley
SOFR + 1.990% 2.188% VRN 4/28/26	870,000	918,931
SOFR + 1.143% 2.699% VRN 1/22/31	10,000	10,888
SOFR + 3.120% 3.622% VRN 4/01/31	990,000	1,151,472
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	820,000	950,615
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	12,164
National Securities Clearing Corp.
1.200% 4/23/23 (b)	250,000	254,989
1.500% 4/23/25 (b)	250,000	258,789
Natwest Group PLC
3 mo. USD LIBOR + 1.762% 4.269% VRN 3/22/25	430,000	475,705
3 mo. USD LIBOR + 1.550% 4.519% VRN 6/25/24	200,000	218,362
5.125% 5/28/24	400,000	451,917
6.000% 12/19/23	240,000	274,287
Nordea Bank AB
4.875% 5/13/21 (b)	390,000	396,000
Royal Bank of Canada
1.150% 6/10/25	310,000	316,781
1.600% 4/17/23	500,000	514,175
3.200% 4/30/21	270,000	272,587
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	56,728
Sumitomo Mitsui Financial Group, Inc.
2.058% 7/14/21	230,000	232,062
Svenska Handelsbanken AB
3.350% 5/24/21	250,000	253,078
Swedbank AB
1.300% 6/02/23 (b)	390,000	397,531
The Toronto-Dominion Bank
0.750% 6/12/23	610,000	616,458
1.150% 6/12/25	300,000	306,333
3.250% 6/11/21	330,000	334,346
UBS AG
1.750% 4/21/22 (b)	550,000	559,786
UBS Group AG
3 mo. USD LIBOR + .954% 2.859% VRN 8/15/23 (b)	200,000	207,334
3.491% 5/23/23 (b)	500,000	520,312
4.125% 9/24/25 (b)	210,000	240,462
4.253% 3/23/28 (b)	800,000	936,613
5 year USD Swap + 4.344% 7.000% VRN (b) (c)	1,050,000	1,151,062
UniCredit SpA
6.572% 1/14/22 (b)	640,000	674,443
US Bancorp
1.450% 5/12/25	680,000	705,706
US Bank NA/Cincinnati OH
3.150% 4/26/21	270,000	271,794
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%
5.570% VRN (c)	630,000	637,957
Wells Fargo & Co.
SOFR + 1.600% 1.654% VRN 6/02/24	720,000	740,076
SOFR + 2.000% 2.188% VRN 4/30/26	570,000	600,146

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 2.100% 2.393% VRN 6/02/28	$360,000	$383,264
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	150,000	163,649
3.000% 10/23/26	350,000	387,789
3.450% 2/13/23	120,000	127,170
3.750% 1/24/24	270,000	294,756
4.150% 1/24/29	630,000	747,811
4.300% 7/22/27	370,000	433,557
4.400% 6/14/46	180,000	225,330
3 mo. USD LIBOR + 3.770% 4.478% VRN 4/04/31	210,000	256,736
4.480% 1/16/24	991,000	1,102,190
4.600% 4/01/21	40,000	40,422
4.650% 11/04/44	400,000	513,088
4.750% 12/07/46	590,000	772,157
4.900% 11/17/45	880,000	1,172,076
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	2,710,000	3,851,498
5.375% 11/02/43	110,000	152,845
3 mo. USD LIBOR + 3.990% 5.875% VRN (c)	50,000	56,687
		83,066,557
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	790,000	892,992
4.900% 2/01/46	600,000	780,138
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	150,587
4.000% 4/13/28	90,000	106,106
4.150% 1/23/25	110,000	125,256
4.350% 6/01/40	200,000	245,391
4.500% 6/01/50	360,000	454,414
4.750% 1/23/29	860,000	1,062,010
5.550% 1/23/49	470,000	668,280
The Coca-Cola Co.
1.450% 6/01/27	250,000	258,231
2.500% 6/01/40	10,000	10,651
2.500% 3/15/51	130,000	133,966
2.600% 6/01/50	140,000	147,730
2.950% 3/25/25	120,000	132,271
3.375% 3/25/27	320,000	367,022
Diageo Investment Corp.
2.875% 5/11/22	150,000	155,111
Molson Coors Beverage Co.
3.000% 7/15/26	80,000	87,214
3.500% 5/01/22	30,000	31,195
4.200% 7/15/46	80,000	91,797
PepsiCo, Inc.
0.750% 5/01/23	360,000	365,134
1.625% 5/01/30	290,000	297,639
2.250% 3/19/25	30,000	32,046
2.625% 3/19/27	40,000	44,010
2.875% 10/15/49	100,000	111,955
3.625% 3/19/50	50,000	63,447
3.875% 3/19/60	80,000	107,182
4.000% 3/05/42	50,000	64,703
		6,986,478
Biotechnology — 0.1%
Amgen, Inc.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.625% 5/22/24	$30,000	$32,930
4.663% 6/15/51	34,000	46,377
Gilead Sciences, Inc.
3.700% 4/01/24	210,000	228,886
4.500% 2/01/45	10,000	12,745
4.750% 3/01/46	200,000	265,080
		586,018
Building Materials — 0.0%
Carrier Global Corp.
2.700% 2/15/31	40,000	42,977
3.377% 4/05/40	120,000	131,643
3.577% 4/05/50	60,000	67,141
		241,761
Chemicals — 0.2%
Equate Petrochemical BV
4.250% 11/03/26 (b)	430,000	478,921
OCP SA
4.500% 10/22/25 (b)	330,000	359,029
Syngenta Finance NV
3.933% 4/23/21 (b)	400,000	402,685
		1,240,635
Commercial Services — 0.3%
Cintas Corp. No 2
2.900% 4/01/22	160,000	164,684
3.700% 4/01/27	260,000	299,567
DP World PLC
5.625% 9/25/48 (b)	560,000	712,992
PayPal Holdings, Inc.
1.350% 6/01/23	260,000	266,218
1.650% 6/01/25	270,000	282,091
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750% 4/15/26 (b)	210,000	229,950
United Rentals North America, Inc.
3.875% 11/15/27	60,000	62,850
3.875% 2/15/31	460,000	482,563
4.875% 1/15/28	150,000	159,750
5.875% 9/15/26	90,000	95,283
		2,755,948
Computers — 0.3%
Apple, Inc.
1.125% 5/11/25	730,000	750,706
1.550% 8/04/21	10,000	10,071
2.450% 8/04/26	800,000	873,211
International Business Machines Corp.
3.000% 5/15/24	910,000	985,786
		2,619,774
Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.
2.800% 3/25/27	50,000	55,707

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 3/25/30	$160,000	$184,505
		240,212
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.150% 2/15/24	380,000	398,340
Air Lease Corp.
3.375% 7/01/25	200,000	215,080
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	380,000	453,548
ILFC E-Capital Trust II
3.480% VRN 12/21/65 (b) (d)	10,000	6,914
International Lease Finance Corp.
5.875% 8/15/22	70,000	75,635
KKR Group Finance Co. II LLC
5.500% 2/01/43 (b)	20,000	26,396
Mastercard, Inc.
3.850% 3/26/50	50,000	64,536
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	10,000	10,479
5.250% 8/15/22 (b)	16,000	16,792
5.500% 2/15/24 (b)	50,000	54,532
USAA Capital Corp.
1.500% 5/01/23 (b)	150,000	153,863
Vanguard Group, Inc.
3.050% 8/22/50	450,000	426,991
Visa, Inc.
3.150% 12/14/25	720,000	807,728
4.300% 12/14/45	260,000	356,132
		3,066,966
Electric — 0.7%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	120,000	137,511
3.950% 4/01/50	80,000	97,470
Duke Energy Corp.
3.750% 4/15/24	100,000	110,097
Duke Energy Ohio, Inc.
3.650% 2/01/29	440,000	509,759
Exelon Corp.
5.625% 6/15/35	290,000	392,236
FirstEnergy Corp.
1.600% 1/15/26	120,000	117,284
3.900% STEP 7/15/27	710,000	782,631
4.250% STEP 3/15/23	310,000	327,353
4.850% STEP 7/15/47	240,000	298,679
7.375% 11/15/31	1,460,000	2,081,908
Pacific Gas and Electric Co.
1.750% 6/16/22	450,000	451,270
2.100% 8/01/27	140,000	142,467
2.500% 2/01/31	180,000	180,657
3.300% 8/01/40	50,000	49,903
3.500% 8/01/50	80,000	79,513
		5,758,738

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	$210,000	$217,578
Environmental Controls — 0.1%
GFL Environmental, Inc.
4.250% 6/01/25 (b)	160,000	166,000
Republic Services, Inc.
2.500% 8/15/24	230,000	245,612
Waste Management, Inc.
3.500% 5/15/24	90,000	98,322
4.150% 7/15/49	200,000	266,542
		776,476
Foods — 0.5%
Danone SA
2.077% 11/02/21 (b)	250,000	253,084
2.589% 11/02/23 (b)	310,000	326,199
2.947% 11/02/26 (b)	550,000	604,229
The Hershey Co.
0.900% 6/01/25	90,000	91,395
Kraft Heinz Foods Co.
3.000% 6/01/26	170,000	177,526
3.950% 7/15/25	88,000	96,912
4.250% 3/01/31 (b)	70,000	78,054
4.375% 6/01/46	130,000	140,653
4.625% 10/01/39 (b)	10,000	11,166
4.875% 10/01/49 (b)	180,000	209,992
5.000% 6/04/42	110,000	129,060
5.200% 7/15/45	230,000	273,482
5.500% 6/01/50 (b)	190,000	239,353
6.750% STEP 3/15/32	10,000	13,278
6.875% 1/26/39	30,000	41,570
7.125% 8/01/39 (b)	10,000	14,317
Lamb Weston Holdings, Inc.
4.875% 5/15/28 (b)	70,000	78,137
Mars, Inc.
2.700% 4/01/25 (b)	240,000	259,734
3.200% 4/01/30 (b)	140,000	160,977
Mondelez International, Inc.
1.500% 5/04/25	660,000	682,604
2.125% 4/13/23	100,000	103,865
		3,985,587
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.750% 1/15/31	770,000	816,970
Health Care – Products — 0.2%
Abbott Laboratories
3.750% 11/30/26	239,000	279,975
4.750% 11/30/36	140,000	192,573
4.900% 11/30/46	360,000	533,701
Medtronic, Inc.
3.500% 3/15/25	136,000	152,621

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 3/15/45	$28,000	$39,726
		1,198,596

Health Care – Services — 0.6%
Aetna, Inc.
2.800% 6/15/23	40,000	42,086
Anthem, Inc.
2.950% 12/01/22	330,000	345,712
3.125% 5/15/22	50,000	51,876
3.350% 12/01/24	120,000	132,219
3.650% 12/01/27	140,000	161,444
3.700% 8/15/21	70,000	70,845
CommonSpirit Health
4.350% 11/01/42	20,000	23,434
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (b)	70,000	78,375
5.875% 1/31/22 (b)	50,000	52,658
HCA, Inc.
3.500% 9/01/30	260,000	276,270
4.500% 2/15/27	40,000	46,528
4.750% 5/01/23	250,000	272,643
5.000% 3/15/24	50,000	56,249
5.250% 6/15/26	60,000	71,010
5.375% 2/01/25	140,000	157,434
5.375% 9/01/26	40,000	45,976
5.500% 6/15/47	130,000	173,643
5.625% 9/01/28	30,000	35,400
5.875% 2/01/29	290,000	349,009
Humana, Inc.
3.150% 12/01/22	40,000	41,778
3.950% 3/15/27	190,000	218,665
4.500% 4/01/25	50,000	57,445
4.625% 12/01/42	70,000	89,721
4.800% 3/15/47	10,000	13,358
4.950% 10/01/44	60,000	80,866
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	113,397
2.000% 5/15/30	100,000	106,069
2.375% 10/15/22	50,000	51,963
2.875% 12/15/21	160,000	163,864
3.125% 5/15/60	30,000	34,825
3.500% 6/15/23	100,000	107,916
3.700% 8/15/49	120,000	150,443
3.750% 7/15/25	190,000	216,474
3.875% 12/15/28	110,000	131,916
3.875% 8/15/59	210,000	271,884
4.250% 6/15/48	270,000	360,542
4.450% 12/15/48	50,000	68,954
5.800% 3/15/36	70,000	104,634
		4,827,525
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	120,000	132,600
4.750% 11/29/27	190,000	224,542
5.000% 6/15/27	10,000	11,775

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MDC Holdings, Inc.
6.000% 1/15/43	$100,000	$134,054
NVR, Inc.
3.950% 9/15/22	100,000	105,186
Toll Brothers Finance Corp.
4.375% 4/15/23	110,000	116,738
		724,895
Housewares — 0.0%
Newell Brands, Inc.
4.350% STEP 4/01/23	113,000	118,525
Insurance — 0.4%
Ambac Assurance Corp.
5.100% (b) (c)	4,362	6,041
Ambac LSNI LLC 3 mo. USD LIBOR + 5.000%
6.000% FRN 2/12/23 (b)	16,038	15,938
American International Group, Inc.
2.500% 6/30/25	180,000	193,499
6.250% 3/15/87	234,000	263,446
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	550,000	730,620
Brighthouse Financial, Inc.
4.700% 6/22/47	13,000	13,575
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	135,233
Guardian Life Global Funding
1.100% 6/23/25 (b)	120,000	121,713
MetLife Capital Trust IV
7.875% 12/15/67 (b)	200,000	282,000
MetLife, Inc.
6.400% 12/15/66	190,000	245,753
New York Life Global Funding
0.950% 6/24/25 (b)	220,000	223,020
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	112,299
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	200,000	270,761
6.850% 12/16/39 (b)	22,000	34,606
Voya Financial, Inc.
5.700% 7/15/43	160,000	221,903
		2,870,407
Internet — 0.6%
Alphabet, Inc.
0.450% 8/15/25	80,000	80,180
0.800% 8/15/27	150,000	149,914
1.100% 8/15/30	170,000	167,676
2.050% 8/15/50	260,000	248,152
Amazon.com, Inc.
0.800% 6/03/25	370,000	375,427
1.200% 6/03/27	460,000	469,265
1.500% 6/03/30	430,000	437,314
2.500% 6/03/50	360,000	373,525
3.150% 8/22/27	470,000	535,125
3.875% 8/22/37	160,000	199,595
4.050% 8/22/47	210,000	277,295

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 8/22/57	$70,000	$99,745
4.950% 12/05/44	180,000	264,061
Prosus NV
3.832% 2/08/51 (b)	210,000	206,079
4.027% 8/03/50 (b)	310,000	324,822
4.850% 7/06/27 (b)	430,000	494,345
		4,702,520
Iron & Steel — 0.1%
ArcelorMittal SA
3.600% 7/16/24	370,000	399,285
4.550% 3/11/26	220,000	247,180
7.250% STEP 10/15/39	60,000	84,187
Vale Overseas Ltd.
6.875% 11/21/36	174,000	255,020
		985,672
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (b)	210,000	208,425
Lodging — 0.4%
Hilton Domestic Operating Co., Inc.
5.375% 5/01/25 (b)	310,000	329,375
5.750% 5/01/28 (b)	100,000	108,750
Las Vegas Sands Corp.
2.900% 6/25/25	50,000	52,322
3.200% 8/08/24	630,000	667,279
Sands China Ltd.
3.800% 1/08/26 (b)	280,000	298,329
4.600% 8/08/23	200,000	212,398
5.125% 8/08/25	750,000	841,695
Wynn Macau Ltd.
5.125% 12/15/29 (b)	200,000	204,250
5.625% 8/26/28 (b)	270,000	284,175
		2,998,573
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	68,693
3.750% 4/15/50	260,000	336,891
Otis Worldwide Corp.
2.056% 4/05/25	140,000	148,378
		553,962
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	30,000	31,838
4.500% 5/01/32 (b)	830,000	886,208
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200% 3/15/28	720,000	830,684
4.800% 3/01/50	100,000	119,440
4.908% 7/23/25	630,000	731,712
5.050% 3/30/29	510,000	620,090
5.375% 4/01/38	480,000	599,492
5.750% 4/01/48	470,000	614,968

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.484% 10/23/45	$160,000	$226,314
6.834% 10/23/55	60,000	91,001
Comcast Corp.
3.100% 4/01/25	20,000	22,006
3.150% 3/01/26	280,000	312,610
3.250% 11/01/39	30,000	34,062
3.300% 4/01/27	120,000	136,451
3.375% 8/15/25	170,000	189,676
3.400% 4/01/30	180,000	208,144
3.400% 7/15/46	30,000	34,538
3.450% 2/01/50	250,000	295,016
3.750% 4/01/40	40,000	48,321
3.950% 10/15/25	230,000	264,242
3.999% 11/01/49	55,000	69,432
4.000% 3/01/48	50,000	62,990
4.150% 10/15/28	1,460,000	1,757,511
4.200% 8/15/34	160,000	200,526
4.250% 10/15/30	430,000	529,479
4.250% 1/15/33	20,000	25,101
4.700% 10/15/48	80,000	111,771
6.500% 11/15/35	200,000	309,163
DISH DBS Corp.
5.875% 11/15/24	390,000	408,929
7.750% 7/01/26	50,000	56,000
Fox Corp.
5.476% 1/25/39	90,000	123,419
5.576% 1/25/49	230,000	336,199
Time Warner Cable, Inc.
6.550% 5/01/37	10,000	13,727
6.750% 6/15/39	120,000	170,785
7.300% 7/01/38	210,000	311,207
Time Warner Entertainment Co. LP
8.375% 7/15/33	20,000	30,938
ViacomCBS, Inc.
3.875% 4/01/24	30,000	32,794
The Walt Disney Co.
6.200% 12/15/34	20,000	30,327
6.650% 11/15/37	120,000	189,639
		11,066,750
Mining — 0.8%
Anglo American Capital PLC
3.625% 9/11/24 (b)	560,000	609,204
4.750% 4/10/27 (b)	470,000	554,433
Barrick Gold Corp.
5.250% 4/01/42	80,000	110,346
Barrick North America Finance LLC
5.700% 5/30/41	180,000	260,436
5.750% 5/01/43	210,000	306,293
BHP Billiton Finance USA Ltd.
2.875% 2/24/22	20,000	20,570
5.000% 9/30/43	300,000	441,278
Freeport-McMoRan, Inc.
3.875% 3/15/23	10,000	10,433
4.550% 11/14/24	10,000	10,925
4.625% 8/01/30	120,000	131,700
5.400% 11/14/34	20,000	25,025
5.450% 3/15/43	406,000	505,470

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC
3.875% 10/27/27 (b)	$90,000	$101,421
4.000% 3/27/27 (b)	1,420,000	1,606,279
4.125% 5/30/23 (b)	130,000	140,589
4.125% 3/12/24 (b)	430,000	473,169
Southern Copper Corp.
5.250% 11/08/42	870,000	1,166,291
Teck Resources Ltd.
6.000% 8/15/40	20,000	25,059
		6,498,921
Miscellaneous - Manufacturing — 0.7%
3M Co.
2.375% 8/26/29	250,000	270,505
3.050% 4/15/30	60,000	68,211
3.700% 4/15/50	420,000	521,341
Eaton Corp.
2.750% 11/02/22	570,000	594,767
4.150% 11/02/42	110,000	139,373
General Electric Co.
3.450% 5/01/27	60,000	67,863
3.625% 5/01/30	130,000	148,575
4.250% 5/01/40	140,000	165,509
4.350% 5/01/50	180,000	218,907
5.875% 1/14/38	286,000	387,627
6.150% 8/07/37	330,000	454,923
6.750% 3/15/32	210,000	294,433
6.875% 1/10/39	1,406,000	2,069,748
		5,401,782
Oil & Gas — 3.7%
Apache Corp.
4.250% 1/15/44	570,000	562,379
4.375% 10/15/28	980,000	1,020,160
4.750% 4/15/43	150,000	155,530
5.100% 9/01/40	120,000	127,950
6.000% 1/15/37	17,000	18,785
BP Capital Markets America, Inc.
2.937% 4/06/23	30,000	31,660
3.000% 2/24/50	570,000	585,237
3.119% 5/04/26	290,000	321,076
3.410% 2/11/26	270,000	302,713
3.588% 4/14/27	330,000	375,320
3.633% 4/06/30	200,000	232,992
3.790% 2/06/24	70,000	76,499
BP Capital Markets PLC
3.506% 3/17/25	550,000	613,348
3.535% 11/04/24	110,000	121,730
3.561% 11/01/21	20,000	20,533
Chevron Corp.
1.554% 5/11/25	350,000	363,993
1.995% 5/11/27	110,000	116,654
3.078% 5/11/50	40,000	44,651
Cimarex Energy Co.
3.900% 5/15/27	730,000	804,560
4.375% 3/15/29	360,000	408,402

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CNOOC Finance USA LLC
3.500% 5/05/25	$1,040,000	$1,119,640
Concho Resources, Inc.
3.750% 10/01/27	140,000	160,008
4.300% 8/15/28	1,060,000	1,253,170
ConocoPhillips Co.
6.950% 4/15/29	125,000	175,170
Continental Resources, Inc.
3.800% 6/01/24	90,000	92,935
4.375% 1/15/28	90,000	92,268
4.500% 4/15/23	270,000	278,397
Devon Energy Corp.
4.750% 5/15/42	10,000	11,289
5.000% 6/15/45	960,000	1,130,760
5.600% 7/15/41	460,000	562,570
5.850% 12/15/25	220,000	258,574
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	10,677
3.500% 12/01/29	170,000	181,614
5.375% 5/31/25	180,000	187,383
Ecopetrol SA
5.875% 5/28/45	1,300,000	1,573,650
EOG Resources, Inc.
3.900% 4/01/35	340,000	398,949
4.150% 1/15/26	140,000	162,448
4.375% 4/15/30	100,000	121,536
4.950% 4/15/50	60,000	81,327
EQT Corp.
3.000% 10/01/22	560,000	564,200
3.900% 10/01/27	70,000	69,541
7.875% STEP 2/01/25	20,000	22,775
Exxon Mobil Corp.
1.571% 4/15/23	50,000	51,420
2.992% 3/19/25	810,000	886,549
3.043% 3/01/26	210,000	232,675
3.482% 3/19/30	310,000	360,525
4.114% 3/01/46	520,000	641,371
4.327% 3/19/50	40,000	52,370
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	246,538
Noble Energy, Inc.
3.850% 1/15/28	590,000	686,641
4.950% 8/15/47	70,000	99,697
5.250% 11/15/43	120,000	172,374
Occidental Petroleum Corp.
2.900% 8/15/24	530,000	510,125
3.000% 2/15/27	110,000	97,900
3.200% 8/15/26	300,000	280,500
3.400% 4/15/26	170,000	162,079
3.500% 8/15/29	60,000	54,910
4.100% 2/15/47	590,000	482,295
4.200% 3/15/48	120,000	97,800
4.400% 4/15/46	40,000	34,859
4.625% 6/15/45	80,000	69,730
5.550% 3/15/26	280,000	292,303
6.450% 9/15/36	240,000	251,280
6.600% 3/15/46	630,000	639,245
6.950% 7/01/24	220,000	237,600

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.875% 9/15/31	$160,000	$178,400
Parsley Energy LLC / Parsley Finance Corp.
5.375% 1/15/25 (b)	30,000	30,852
Petrobras Global Finance BV
5.299% 1/27/25	1,891,000	2,136,849
5.999% 1/27/28	900,000	1,053,459
6.250% 3/17/24	332,000	377,504
7.375% 1/17/27	260,000	321,773
Petroleos Mexicanos
6.375% 1/23/45	220,000	201,630
6.625% 6/15/35	763,000	755,370
6.875% 8/04/26	160,000	174,800
Range Resources Corp.
4.875% 5/15/25	60,000	56,675
5.000% 3/15/23	202,000	196,950
5.875% 7/01/22	4,000	4,000
Shell International Finance BV
2.750% 4/06/30	270,000	298,710
2.875% 5/10/26	380,000	420,265
3.250% 4/06/50	390,000	442,231
4.000% 5/10/46	310,000	390,419
4.375% 5/11/45	190,000	250,350
4.550% 8/12/43	100,000	132,860
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (b)	330,000	361,994
WPX Energy, Inc.
5.250% 10/15/27	50,000	52,981
5.875% 6/15/28	40,000	43,601
8.250% 8/01/23	30,000	34,144
		29,369,656
Oil & Gas Services — 0.1%
Halliburton Co.
3.800% 11/15/25	15,000	16,823
4.850% 11/15/35	30,000	35,011
5.000% 11/15/45	500,000	594,387
Schlumberger Holdings Corp.
3.900% 5/17/28 (b)	51,000	57,636
		703,857
Packaging & Containers — 0.0%
WestRock RKT LLC
4.000% 3/01/23	30,000	31,867
Pharmaceuticals — 2.8%
AbbVie, Inc.
2.300% 11/21/22	1,310,000	1,357,684
2.600% 11/21/24	1,120,000	1,200,411
2.900% 11/06/22	80,000	83,686
2.950% 11/21/26	260,000	287,521
3.200% 11/21/29	850,000	952,591
3.450% 3/15/22	30,000	30,939
3.600% 5/14/25	130,000	144,831
3.750% 11/14/23	70,000	76,328
3.800% 3/15/25	180,000	200,732
4.250% 11/21/49	50,000	62,691
4.550% 3/15/35	90,000	113,788

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bausch Health Cos., Inc. 5.500% 11/01/25 (b)	$10,000	$10,363
6.250% 2/15/29 (b)	310,000	336,738
7.250% 5/30/29 (b)	130,000	146,134
Becton Dickinson and Co. 3.363% 6/06/24	750,000	815,306
3.734% 12/15/24	65,000	72,065
4.685% 12/15/44	40,000	51,633
Bristol-Myers Squibb Co. 2.250% 8/15/21	240,000	242,612
2.600% 5/16/22	350,000	361,141
2.900% 7/26/24	950,000	1,030,993
3.200% 6/15/26	520,000	585,069
3.400% 7/26/29	250,000	291,040
3.550% 8/15/22	40,000	42,142
3.625% 5/15/24	40,000	43,853
3.875% 8/15/25	80,000	91,263
5.000% 8/15/45	640,000	925,685
5.250% 8/15/43	70,000	100,350
Cigna Corp. 3.400% 9/17/21	210,000	214,514
3.750% 7/15/23	499,000	539,454
4.125% 11/15/25	160,000	184,323
4.375% 10/15/28	1,230,000	1,486,685
CVS Health Corp. 2.750% 12/01/22	120,000	124,748
3.350% 3/09/21	101,000	101,554
3.625% 4/01/27	90,000	102,418
3.700% 3/09/23	101,000	108,052
3.750% 4/01/30	250,000	290,943
3.875% 7/20/25	124,000	140,431
4.125% 4/01/40	120,000	143,956
4.250% 4/01/50	30,000	37,527
4.300% 3/25/28	1,489,000	1,771,852
5.050% 3/25/48	710,000	962,248
5.125% 7/20/45	350,000	471,226
CVS Pass-Through Trust 5.298% 1/11/27 (b)	6,348	6,789
5.880% 1/10/28	75,037	85,043
6.036% 12/10/28	67,093	77,947
6.943% 1/10/30	59,680	71,359
GlaxoSmithKline Capital PLC 2.850% 5/08/22	20,000	20,685
Johnson & Johnson 0.550% 9/01/25	200,000	200,866
0.950% 9/01/27	420,000	422,083
3.625% 3/03/37	690,000	843,624
Merck & Co., Inc. 0.750% 2/24/26	340,000	343,840
1.450% 6/24/30	200,000	202,784
Pfizer, Inc. 0.800% 5/28/25	450,000	458,036
1.700% 5/28/30	280,000	290,733
2.625% 4/01/30	290,000	323,683
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	110,000	109,725
3.650% 11/10/21	80,000	81,000

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	$170,000	$172,125
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	590,000	588,525
2.800% 7/21/23	420,000	415,842
3.150% 10/01/26	370,000	355,666
6.000% 4/15/24	350,000	372,312
7.125% 1/31/25	390,000	431,067
		22,211,254
Pipelines — 1.9%
Cameron LNG LLC 2.902% 7/15/31 (b)	110,000	120,465
3.302% 1/15/35 (b)	440,000	496,521
Cheniere Energy, Inc. 4.625% 10/15/28 (b)	180,000	189,000
DCP Midstream Operating LP 6.450% 11/03/36 (b)	70,000	75,600
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	406,981
Energy Transfer LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	32,482
5.875% 3/01/22	100,000	104,553
Energy Transfer Operating LP 2.900% 5/15/25	360,000	380,867
3.750% 5/15/30	870,000	938,428
4.950% 6/15/28	50,000	57,631
5.250% 4/15/29	180,000	210,160
6.250% 4/15/49	80,000	96,765
5 year CMT + 5.134% 6.750% VRN (c)	120,000	109,500
Enterprise Products Operating LLC 3.700% 1/31/51	10,000	11,008
4.150% 10/16/28	2,600,000	3,093,172
5.700% 2/15/42	40,000	54,916
Kinder Morgan Energy Partners LP 3.500% 3/01/21	110,000	110,000
3.500% 9/01/23	120,000	128,537
5.500% 3/01/44	30,000	37,915
Kinder Morgan, Inc. 4.300% 6/01/25	230,000	262,431
4.300% 3/01/28	140,000	164,187
5.200% 3/01/48	20,000	25,437
5.550% 6/01/45	100,000	128,513
MPLX LP 4.500% 4/15/38	420,000	480,402
4.700% 4/15/48	620,000	735,245
4.800% 2/15/29	320,000	386,740
4.875% 12/01/24	150,000	172,138
5.500% 2/15/49	250,000	329,203
Southern Natural Gas Co. LLC 8.000% 3/01/32	248,000	354,239
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	20,000	21,612
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/01/31 (b)	160,000	174,334
5.500% 3/01/30	150,000	162,855
Tennessee Gas Pipeline Co. LLC 2.900% 3/01/30 (b)	780,000	834,086

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	$60,000	$78,648
Western Midstream Operating LP 3 mo. USD LIBOR + 1.850% 2.074% FRN 1/13/23	90,000	88,224
4.100% STEP 2/01/25	240,000	247,337
5.050% STEP 2/01/30	900,000	1,007,829
5.500% 8/15/48	20,000	19,632
6.250% STEP 2/01/50	230,000	253,000
The Williams Cos., Inc. 3.750% 6/15/27	710,000	810,136
7.500% 1/15/31	330,000	448,603
7.750% 6/15/31	580,000	781,376
		14,620,708
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	10,000	11,251
5.375% 4/15/26	40,000	45,907
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.750% 9/17/24 (b)	220,000	232,049
4.750% 9/17/44 (b)	250,000	270,378
		559,585
Retail — 0.8%
Costco Wholesale Corp. 1.375% 6/20/27	430,000	443,025
1.600% 4/20/30	310,000	317,656
Dollar General Corp. 3.250% 4/15/23	30,000	31,743
The Home Depot, Inc. 2.500% 4/15/27	180,000	197,529
2.700% 4/15/30	200,000	223,222
3.300% 4/15/40	230,000	271,078
3.350% 4/15/50	640,000	761,648
3.900% 12/06/28	30,000	36,096
3.900% 6/15/47	40,000	51,084
Lowe's Cos., Inc. 4.500% 4/15/30	130,000	161,820
McDonald's Corp. 1.450% 9/01/25	50,000	51,850
3.300% 7/01/25	210,000	233,849
3.500% 3/01/27	240,000	274,661
3.500% 7/01/27	180,000	206,484
3.600% 7/01/30	190,000	222,689
3.625% 9/01/49	40,000	46,941
3.700% 1/30/26	290,000	330,335
3.800% 4/01/28	110,000	128,584
4.200% 4/01/50	340,000	437,100
Target Corp. 2.250% 4/15/25	290,000	310,433
The TJX Cos., Inc. 3.500% 4/15/25	210,000	234,463
3.750% 4/15/27	60,000	69,387
Walmart, Inc. 3.400% 6/26/23	120,000	128,873
3.550% 6/26/25	90,000	101,912

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.700% 6/26/28	$560,000	$659,597
		5,932,059
Semiconductors — 0.8%
Broadcom, Inc. 2.250% 11/15/23	470,000	490,861
3.150% 11/15/25	560,000	611,493
4.700% 4/15/25	710,000	813,637
Intel Corp. 3.700% 7/29/25	70,000	79,207
4.600% 3/25/40	130,000	171,626
4.750% 3/25/50	600,000	837,338
Micron Technology, Inc. 2.497% 4/24/23	290,000	302,185
NVIDIA Corp.
2.850% 4/01/30	150,000	168,740
3.500% 4/01/40	410,000	492,376
3.500% 4/01/50	890,000	1,079,649
3.700% 4/01/60	280,000	359,769
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.700% 5/01/25 (b)	200,000	215,260
Texas Instruments, Inc. 1.750% 5/04/30	180,000	186,674
TSMC Global Ltd. 0.750% 9/28/25 (b)	250,000	249,010
1.000% 9/28/27 (b)	210,000	207,965
		6,265,790
Software — 0.6%
Microsoft Corp. 1.550% 8/08/21	360,000	362,476
2.400% 2/06/22	540,000	551,010
2.400% 8/08/26	1,620,000	1,767,399
2.525% 6/01/50	463,000	488,254
2.675% 6/01/60	17,000	18,423
2.700% 2/12/25	100,000	108,634
2.875% 2/06/24	380,000	408,175
3.300% 2/06/27	290,000	330,906
3.950% 8/08/56	83,000	113,982
4.100% 2/06/37	107,000	140,431
salesforce.com, Inc. 3.250% 4/11/23	270,000	287,633
3.700% 4/11/28	90,000	106,193
		4,683,516
Telecommunications — 1.8%
AT&T, Inc. 1.650% 2/01/28	810,000	826,438
2.250% 2/01/32	80,000	81,153
2.300% 6/01/27	540,000	575,930
3.100% 2/01/43	660,000	669,879
3.550% 9/15/55 (b)	353,000	351,802
4.250% 3/01/27	260,000	304,131
4.350% 6/15/45	101,000	116,693
Sprint Capital Corp. 8.750% 3/15/32	130,000	205,839

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	$37,500	$37,852
4.738% 9/20/29 (b)	220,000	238,280
T-Mobile USA, Inc. 2.050% 2/15/28 (b)	70,000	72,811
2.250% 11/15/31 (b)	70,000	71,844
2.550% 2/15/31 (b)	200,000	210,014
3.000% 2/15/41 (b)	110,000	114,039
3.300% 2/15/51 (b)	20,000	20,577
3.500% 4/15/25 (b)	1,280,000	1,414,374
3.750% 4/15/27 (b)	50,000	56,940
3.875% 4/15/30 (b)	700,000	810,740
6.000% 3/01/23	10,000	10,012
6.000% 4/15/24	10,000	10,123
Telefonica Emisiones SA 5.213% 3/08/47	150,000	192,272
Verizon Communications, Inc. 0.850% 11/20/25	90,000	90,707
1.750% 1/20/31	280,000	278,601
2.625% 8/15/26	300,000	328,731
2.650% 11/20/40	650,000	656,348
2.875% 11/20/50	950,000	957,223
3.000% 3/22/27	90,000	99,850
3.150% 3/22/30	230,000	257,925
3.376% 2/15/25	300,000	333,191
3.500% 11/01/24	160,000	176,723
3.850% 11/01/42	40,000	47,441
3.875% 2/08/29	130,000	153,023
4.000% 3/22/50	120,000	145,207
4.125% 3/16/27	130,000	153,230
4.125% 8/15/46	180,000	220,851
4.329% 9/21/28	820,000	987,468
4.400% 11/01/34	270,000	336,941
4.500% 8/10/33	670,000	845,413
4.522% 9/15/48	240,000	312,980
4.862% 8/21/46	250,000	337,859
5.250% 3/16/37	170,000	230,382
5.500% 3/16/47	30,000	43,702
Vodafone Group PLC 4.375% 5/30/28	420,000	503,016
		13,888,555
Transportation — 0.3%
Union Pacific Corp. 2.150% 2/05/27	50,000	53,048
3.750% 7/15/25	190,000	215,595
3.750% 2/05/70	250,000	302,398
3.839% 3/20/60	600,000	742,702
3.950% 9/10/28	620,000	736,062
		2,049,805
Trucking & Leasing — 0.0%
DAE Funding LLC 5.750% 11/15/23 (b)	60,000	61,650

TOTAL CORPORATE DEBT (Cost $252,307,899)		284,152,176

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bond 3.229% 5/15/50	$280,000	$326,922
Northeast Ohio Regional Sewer District, Revenue Bond 5.000% 11/15/43	50,000	55,625
State of California General Obligation, 5.000% 4/01/42	70,000	73,870
General Obligation, 5.000% 11/01/43	50,000	56,077
		512,494
TOTAL MUNICIPAL OBLIGATIONS (Cost $453,256)		512,494

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%

Auto Floor Plan Asset-Backed Securities — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A 4.060% 11/15/30	1,100,000	1,292,298

Automobile Asset-Backed Securities — 0.1%
Hertz Vehicle Financing II LP Series 2019-3A, Class A, 2.670% 12/26/25 (b)	167,400	167,831
Series 2016-2A, Class B, 3.940% 3/25/22 (b)	680,000	680,109
		847,940
Commercial Mortgage-Backed Securities — 3.5%
BAMLL Commercial Mortgage Securities Trust, Series 2020-JGDN, Class A, 1 mo. USD LIBOR + 2.750% 2.909% FRN 11/15/30 (b)	2,620,000	2,620,774
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, 5.821% VRN 8/10/45 (b) (d)	708,576	307,239
BANK, Series 2017-BNK4, Class XA, 1.402% VRN 5/15/50 (d)	3,640,477	230,928
BBCCRE Trust, Series 2015-GTP, Class E, 4.563% VRN 8/10/33 (b) (d)	1,020,000	879,913
BX Trust Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.209% FRN 11/15/35 (b)	357,000	355,337
Series 2018-IND, Class H, 1 mo. USD LIBOR + 3.000% 3.159% FRN 11/15/35 (b)	1,533,000	1,530,435
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	400,000	455,863
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .930% 1.089% FRN 11/15/36 (b)	460,000	455,421
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	419,193
Credit Suisse Commercial Mortgage Trust, Series 2019-RIO Class A 1.000% 12/15/22	2,500,000	2,401,593
Credit Suisse Mortgage Trust Series 2017-LSTK, Class A, 2.761% 4/05/33 (b)	430,000	428,402
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	192,861
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	105,225
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	2,440,000	1,649,312
Series 2006-C5, Class AJ, 5.373% 12/15/39	91,033	22,758

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 5.509% FRN 7/15/32 (b)	$1,700,000	$1,104,398
FREMF Mortgage Trust Series 2012-K20, Class X2A, 0.200% 5/25/45 (b)	3,025,864	6,016
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 2.303% FRN 1/25/26 (b)	1,093,720	1,064,734
GS Mortgage Securities Trust Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.300% 1.459% FRN 9/15/31 (b)	1,350,000	1,164,901
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (d)	280,000	304,844
Series 2014-GC18, Class B, 4.885% VRN 1/10/47 (d)	900,000	872,680
Series 2006-GG8, Class AJ, 5.622% 11/10/39	85,275	36,668
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class XA, 0.741% VRN 4/15/47 (d)	1,297,134	21,598
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	274,150
Series 2015-C31, Class B, 4.620% VRN 8/15/48 (d)	160,000	176,560
Series 2013-C17, Class B, 4.888% VRN 1/15/47 (d)	30,000	31,665
JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1 mo. USD LIBOR + 1.150% 1.309% FRN 7/15/34 (b)	871,158	836,121
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA, 0.878% VRN 10/15/50 (d)	7,762,367	345,577
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, 6.193% VRN 9/12/49 (d)	29,277	29,403
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4 3.306% 4/15/48	420,000	458,425
Morgan Stanley Capital I Trust Series 2019-BPR, Class A, 1 mo. USD LIBOR + 1.400% 1.559% FRN 5/15/36 (b)	1,360,000	1,291,951
Series 2019-L2, Class B, 4.494% VRN 3/15/52 (d)	850,000	996,918
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	13,335	8,001
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	2,187	2,175
Natixis Commercial Mortgage Securities Trust Series 2019-FAME, Class A, 3.047% 8/15/36 (b)	1,270,000	1,305,694
Series 2019-10K, Class E, 4.135% VRN 5/15/39 (b) (d)	1,710,000	1,610,030
Shops at Crystals Trust, Series 2016-CSTL, Class A 3.126% 7/05/36 (b)	320,000	319,634
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 mo. USD LIBOR + .750% 0.903% FRN 11/11/34 (b)	267,326	259,404
UBS Commercial Mortgage Trust Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	190,987
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	637,537
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, 4.104% VRN 9/14/22 (b) (d)	125,430	127,119
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class XA, 1.618% VRN 8/15/52 (d)	5,882,666	631,084
Series 2016-BNK1, Class B, 2.967% 8/15/49	780,000	780,858
Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	204,432
Series 2013-LC12, Class B, 4.275% VRN 7/15/46 (d)	140,000	141,388
WFRBS Commercial Mortgage Trust Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	200,065
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (d)	190,000	180,637
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (d)	190,000	147,402
		27,818,310

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A4, 1 mo. USD LIBOR + .140% 0.288% FRN 12/25/36	$1,363,977	$1,274,252
Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 1.108% FRN 11/25/33	1,249,236	1,102,910
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .540% 0.688% FRN 3/25/36	387,274	238,635
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2, 5.825% STEP 2/26/36 (b)	1,275,392	1,287,385
		3,903,182
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1, 7.750% VRN 6/15/27 (d)	911,248	901,569
Other Asset-Backed Securities — 2.3%
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I 4.194% 6/07/49 (b)	1,226,925	1,205,978
Dividend Solar Loans LLC, Series 2019-1, Class A 3.670% 8/22/39 (b)	1,098,759	1,132,296
Fanniemae Grantor Trust, Series 2017-T1, Class A 2.898% 6/25/27	99,690	108,569
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .780% 0.928% FRN 11/25/35	1,784,878	1,740,986
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.200% STEP 5/25/59 (b)	1,516,388	1,531,736
Series 2019-GS1, Class A1, 4.000% STEP 1/25/59 (b)	1,078,762	1,080,747
Magnolia Finance XI DAC, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900% 3.114% FRN 8/09/24 (b)	980,000	973,380
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1 1.850% 11/20/50 (b)	788,852	788,740
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 4.540% VRN 4/22/35 (b) (d)	697,564	691,425
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2 (ABS), 6.217% STEP 4/25/35	1,533,430	1,200,883
RAMP Trust, Series 2006-NC3, Class M1, 1 mo. USD LIBOR + .510% 0.658% FRN 3/25/36	2,080,000	1,928,604
SBA Small Business Investment Cos. Series 2019-25G, Class 1, 2.690% 7/01/44	260,570	279,462
Series 2019-20D, Class 1, 2.980% 4/01/39	268,651	291,033
Series 2019-10A, Class 1, 3.113% 3/10/29	482,905	520,053
Series 2018-10B, Class 1, 3.548% 9/10/28	351,094	383,654
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000% 1.148% FRN 9/25/34	1,167,120	1,114,297
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A1, 1 mo. USD LIBOR + .210% 0.358% FRN 2/25/37	3,181,036	2,987,473
		17,959,316
Student Loans Asset-Backed Securities — 0.8%
Navient Student Loan Trust

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 1.198% FRN 12/27/66 (b)	$1,438,557	$1,451,158
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.298% FRN 7/26/66 (b)	1,030,000	1,049,360
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.448% FRN 3/25/66 (b)	650,000	654,861
SLM Student Loan Trust Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 0.527% FRN 12/15/38	1,138,014	1,118,220
Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 1.417% FRN 12/15/33 (b)	431,360	424,517
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX 3.690% 6/15/48 (b)	1,720,000	1,794,144
		6,492,260
Whole Loan Collateral Collateralized Mortgage Obligations — 2.1%
BCAP LLC Trust, Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150% 0.450% FRN 5/28/36 (b)	223,953	222,679
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650% 7.502% FRN 11/25/35	770,479	271,718
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350% 0.498% FRN 5/25/37	1,877,670	738,637
Credit Suisse Mortgage Trust Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 0.770% FRN 10/27/36 (b)	843,444	412,373
Series 2015-2R, Class 7A2, 2.616% VRN 8/27/36 (b) (d)	2,260,557	1,765,502
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (b) (d)	2,573,276	2,635,951
Flagstar Mortgage Trust, Series 2018-2, Class A4, 3.500% VRN 4/25/48 (b) (d)	378,707	386,112
GMACM Mortgage Loan Trust, Series 2005-AF2, Class A1 6.000% 12/25/35	2,081,217	1,941,157
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610% 0.760% FRN 11/26/37 (b)	1,220,000	954,109
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.003% VRN 10/25/35 (d)	60,779	44,938
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, 3.148% VRN 2/25/36 (d)	31,226	14,780
JP Morgan Mortgage Trust Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (d)	959,056	978,528
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (d)	413,013	422,188
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (b) (d)	473,141	487,798
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770% 1.514% FRN 4/26/47 (b)	300,000	279,226
New Residential Mortgage Loan Trust Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (b) (d)	730,000	771,845
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (d)	436,522	469,985
Prime Mortgage Trust Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (b)	9,371	8,809
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (b)	650,782	550,596
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500% 1.649% FRN 12/26/37 (b)	2,140,668	1,757,979
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, 3.284% VRN 8/25/36 (d)	218,463	174,371

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150% 2.759% FRN 3/25/46	$237,102	$229,272
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000% 1.609% FRN 2/25/46	709,039	608,659
		16,127,212
Whole Loan Collateral Planned Amortization Classes — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600% 28.008% FRN 7/25/36	53,737	77,150

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,913,712)		75,419,237

SOVEREIGN DEBT OBLIGATIONS — 8.4%
Abu Dhabi Government International Bond 2.500% 10/11/22 (b)	870,000	900,711
3.125% 9/30/49 (b)	1,530,000	1,637,100
Argentina Treasury Bond BONCER 1.000% 8/05/21 ARS (e)	6,865,560	108,168
Argentine Republic Government International Bond 0.125% STEP 7/09/30	1,244,579	504,055
0.125% STEP 7/09/35	1,927,319	703,472
0.125% STEP 7/09/41	110,000	41,525
1.000% 7/09/29	153,987	66,793
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/23 BRL (e)	15,801,000	3,211,106
10.000% 1/01/25 BRL (e)	7,440,000	1,586,688
10.000% 1/01/27 BRL (e)	1,935,000	422,361
Brazilian Government International Bond 4.625% 1/13/28	420,000	470,404
5.000% 1/27/45	510,000	566,100
5.625% 1/07/41	2,350,000	2,775,350
Colombia Government International Bond 5.625% 2/26/44	520,000	673,400
Egypt Government International Bond 5.577% 2/21/23 (b)	370,000	390,350
Indonesia Government International Bond 3.500% 1/11/28	400,000	447,840
3.750% 4/25/22 (b)	1,030,000	1,071,179
4.350% 1/11/48	450,000	535,606
5.125% 1/15/45 (b)	1,360,000	1,751,449
5.125% 1/15/45 (b)	200,000	257,566
Italy Buoni Poliennali Del Tesoro 2.300% 10/15/21 EUR (b) (e)	7,950,000	9,929,755
Kenya Government International Bond 6.875% 6/24/24 (b)	200,000	218,934
Kuwait Government International Bond 3.500% 3/20/27 (b)	530,000	602,875
Mexican Bonos 7.750% 11/13/42 MXN (e)	34,785,600	2,013,298
8.000% 11/07/47 MXN (e)	195,560,000	11,597,982
8.500% 5/31/29 MXN (e)	75,560,000	4,628,261
Mexico Government International Bond 4.750% 3/08/44	1,220,000	1,448,762
Nigeria Government International Bond

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 11/28/27 (b)	$200,000	$215,256
7.143% 2/23/30 (b)	210,000	226,275
Panama Government International Bond 2.252% 9/29/32	310,000	319,300
4.500% 4/01/56	350,000	450,625
Peruvian Government International Bond 6.550% 3/14/37	750,000	1,138,133
Provincia de Buenos Aires 6.500% 2/15/23 (b) (f)	170,000	68,850
7.875% 6/15/27 (b) (f)	160,000	65,202
9.125% 3/16/24 (b) (f)	160,000	65,400
Qatar Government International Bond 4.000% 3/14/29 (b)	580,000	687,300
4.817% 3/14/49 (b)	1,280,000	1,746,406
Republic of Poland Government International Bond 4.000% 1/22/24	910,000	1,007,712
Russian Federal Bond — OFZ 6.900% 5/23/29 RUB (e)	228,650,000	3,320,927
7.000% 1/25/23 RUB (e)	30,640,000	435,284
7.000% 8/16/23 RUB (e)	63,590,000	906,816
7.050% 1/19/28 RUB (e)	239,886,000	3,504,233
7.250% 5/10/34 RUB (e)	60,500,000	890,160
7.700% 3/16/39 RUB (e)	86,260,000	1,332,309
7.750% 9/16/26 RUB (e)	8,260,000	124,107
8.150% 2/03/27 RUB (e)	55,120,000	847,473
State of Israel 2.750% 7/03/30	310,000	341,787
3.875% 7/03/50	200,000	240,039
		66,494,684
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $64,938,404)		66,494,684

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 21.2%
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp. Series 3422, Class AI, 0.250% STEP 1/15/38	11,171	85
Series 5018, Class MI, 2.000% 10/25/50	396,814	49,791
Series 5010, Class IK, 2.500% 9/25/50	294,128	33,452
Series 5010, Class JI, 2.500% 9/25/50	590,895	74,810
Series 5013, Class IN, 2.500% 9/25/50	297,561	39,048
Series 5040, Class IB, 2.500% 11/25/50	198,794	22,996
Series 4793, Class CB, 3.000% 5/15/48	522,512	554,034
Series 4793, Class CD, 3.000% 6/15/48	341,378	361,995
Series 4813, Class CJ, 3.000% 8/15/48	302,486	315,157
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 5.841% FRN 12/15/46	357,640	77,696
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 5.941% FRN 8/15/44	163,015	33,210
Series R007, Class ZA, 6.000% 5/15/36	90,984	107,654
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 6.071% FRN 1/15/40	32,714	7,441
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 6.091% FRN 9/15/42	163,972	22,268
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 6.331% FRN 12/15/41	219,588	50,119
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K094, Class X1, 0.880% VRN 6/25/29 (d)	998,716	66,678
Series K099, Class X1, 0.886% VRN 9/25/29 (d)	2,055,816	140,823
Series K735, Class X1, 0.957% VRN 5/25/26 (d)	1,042,788	47,580
Series KC05, Class X1, 1.203% VRN 6/25/27 (d)	1,576,829	83,081

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series K736, Class X1, 1.312% VRN 7/25/26 (d)	$4,198,315	$254,343
Series K108, Class X1, 1.690% VRN 3/25/30 (d)	3,600,000	483,933
Federal National Mortgage Association Series 2006-118, Class IP1, 0.210% FRN 12/25/36 (d)	81,532	4,505
Series 2006-118, Class IP2, 0.210% FRN 12/25/36 (d)	61,984	3,980
Series 2020-47, Class GZ, 2.000% 7/25/50	302,508	296,085
Series 2005-88, Class IP, 2.223% FRN 10/25/35 (d)	32,189	1,640
Series 2006-88, Class IP, 2.409% 3/25/36	42,362	1,884
Series 2020-57, Class NI, 2.500% 8/25/50	394,635	49,337
Series 2020-56, Class DI, 2.500% 8/25/50	489,866	66,139
Series 2020-74, Class EI, 2.500% 10/25/50	196,458	27,046
Series 2020-89, Class DI, 2.500% 12/25/50	1,390,961	169,037
Series 409, Class C2, 3.000% 4/25/27	86,228	4,968
Series 2006-59, Class IP, 3.128% FRN 7/25/36 (d)	98,118	8,217
Series 409, Class C13, 3.500% 11/25/41	102,155	12,272
Series 409, Class C18, 4.000% 4/25/42	112,835	16,208
Series 409, Class C22, 4.500% 11/25/39	63,887	9,937
Series 2011-59, Class NZ, 5.500% 7/25/41	410,915	473,500
Series 2013-9, Class CB, 5.500% 4/25/42	341,937	392,039
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 5.802% FRN 12/25/43	393,461	81,243
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 5.952% FRN 9/25/46	123,611	23,764
Series 2016-60, Class QS, 1 mo. USD LIBOR + 6.100% 5.952% FRN 9/25/46	264,993	55,040
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 5.952% FRN 10/25/57	770,822	147,513
Series 2012-46, Class BA, 6.000% 5/25/42	86,729	102,211
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 6.002% FRN 12/25/42	121,561	23,188
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 6.002% FRN 12/25/42	224,155	46,603
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 6.002% FRN 6/25/43	300,490	66,200
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 6.052% FRN 11/25/47	216,456	40,193
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 6.352% FRN 4/25/42	99,370	20,787
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 6.402% FRN 4/25/40	160,025	15,896
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 6.402% FRN 10/25/41	211,925	43,992
Series 2012-28, Class B, 6.500% 6/25/39	13,752	14,904
Series 2013-9, Class BC, 6.500% 7/25/42	100,690	121,414
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 6.502% FRN 3/25/42	54,219	10,575
Series 2012-51, Class B, 7.000% 5/25/42	72,797	89,068
Federal National Mortgage Association ACES Series 2020-M36, Class X1, 1.468% VRN 9/25/34 (d)	1,297,052	136,553
Series 2019-M28, Class AV, 2.232% 2/25/27	435,511	453,667
Series 2020-M6, Class A, 2.500% 10/25/37	96,191	101,456
Series 2019-M19, Class A2, 2.560% 9/25/29	1,189,565	1,304,352
Series 2017-M8, Class A2, 3.061% VRN 5/25/27 (d)	100,000	112,467
Series 2019-M5, Class A2, 3.273% 2/25/29	570,000	655,420
Series 2019-M4, Class A2, 3.610% 2/25/31	330,000	396,637
Government National Mortgage Association Series 2012-144, Class IO, 0.393% VRN 1/16/53 (d)	4,859,853	100,771

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 0.440% FRN 5/20/68	$427,781	$426,841
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 0.540% FRN 12/20/60	122,041	122,061
Series 2012-135, Class IO, 0.547% VRN 1/16/53 (d)	3,691,158	93,779
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 0.570% FRN 10/20/64	1,253,649	1,255,391
Series 2020-H13, Class FA, 1 mo. USD LIBOR + .450% 0.602% FRN 7/20/70	198,364	198,064
Series 2020-H13, Class FC, 1 mo. USD LIBOR + .450% 0.602% FRN 7/20/70	94,078	93,935
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 0.620% FRN 3/20/61	106,651	107,018
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 0.640% FRN 3/20/61	74,836	75,118
Series 2014-186, Class IO, 0.693% VRN 8/16/54 (d)	1,484,009	46,635
Series 2017-41, Class IO, 0.702% VRN 7/16/58 (d)	1,466,689	75,087
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 1.302% FRN 5/20/70	600,456	625,917
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 1.402% FRN 4/20/70	182,296	188,441
Series 2017-H18, Class BI, 1.692% VRN 9/20/67 (d)	4,304,342	307,359
Series 2012-H27, Class AI, 1.748% VRN 10/20/62 (d)	581,281	29,555
Series 2017-H20, Class IB, 2.064% VRN 10/20/67 (d)	87,727	8,403
Series 2014-22, Class IA, 2.114% FRN 11/20/42 (d)	29,658	1,162
Series 2017-H15, Class KI, 2.307% VRN 7/20/67 (d)	169,142	17,793
Series 2020-127, Class IN, 2.500% 8/20/50	198,515	26,062
Series 2020-123, Class NI, 2.500% 8/20/50	496,236	66,563
Series 2020-123, Class IL, 2.500% 8/20/50	198,509	26,537
Series 2020-129, Class IE, 2.500% 9/20/50	197,677	26,457
Series 2020-160, Class VI, 2.500% 10/20/50	298,191	40,600
Series 2020-160, Class YI, 2.500% 10/20/50	796,884	107,802
Series 2020-160, Class IH, 2.500% 10/20/50	199,030	26,608
Series 2013-107, Class AD, 2.694% VRN 11/16/47 (d)	345,783	364,695
Series 2019-123, Class A, 3.000% 10/20/49	226,956	231,761
Series 2012-66, Class CI, 3.500% 2/20/38	46,575	1,093
Series 2013-53, Class OI, 3.500% 4/20/43	648,051	60,542
Series 2020-47, Class MI, 3.500% 4/20/50	384,771	58,822
Series 2020-47, Class NI, 3.500% 4/20/50	96,120	15,564
Series 2014-176, Class IA, 4.000% 11/20/44	69,271	9,116
Series 2015-167, Class OI, 4.000% 4/16/45	77,569	12,738
Series 2016-84, Class IG, 4.500% 11/16/45	356,949	58,923
Series 2014-117, Class SJ, 1 mo. USD LIBOR + 5.600% 5.448% FRN 8/20/44	107,451	17,927
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 5.947% FRN 10/16/46	126,480	35,024
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 5.998% FRN 2/20/46	93,095	20,607
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 6.498% FRN 1/20/40	23,479	2,119
		13,409,021
Pass-Through Securities — 18.7%
Federal Home Loan Mortgage Corp. Pool #840698 2.278% FRN 3/01/47 (d)	42,881	43,552
Pool #ZS8669 3.000% 9/01/32	136,708	144,220
Pool #ZS8673 3.000% 10/01/32	97,116	102,453
Pool #ZT1257 3.000% 1/01/46	213,845	234,107

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #ZM1238 3.000% 6/01/46	$138,416	$146,081
Pool #G67701 3.000% 10/01/46	931,568	1,005,862
Pool #ZS4697 3.000% 1/01/47	157,825	166,220
Pool #G60985 3.000% 5/01/47	1,817,035	1,959,676
Pool #G61637 3.000% 9/01/47	817,593	875,835
Pool #ZT1493 3.000% 9/01/48	217,059	233,759
Pool #RA1103 3.000% 7/01/49	283,554	302,800
Pool #RA1293 3.000% 9/01/49	652,213	703,412
Pool #QA5768 3.000% 1/01/50	78,599	83,236
Pool #QA5770 3.000% 1/01/50	83,300	88,315
Pool #RA3175 3.000% 7/01/50	1,063,250	1,136,747
Pool #RA3474 3.000% 9/01/50	392,831	419,986
Pool #ZN0480 3.500% 10/01/42	87,242	95,187
Pool #U99045 3.500% 3/01/43	346,459	378,126
Pool #U99114 3.500% 2/01/44	43,543	47,523
Pool #U99124 3.500% 3/01/45	376,037	410,407
Pool #Q41209 3.500% 6/01/46	246,912	269,007
Pool #ZM2846 3.500% 3/01/47	89,161	94,996
Pool #ZM3481 3.500% 6/01/47	198,319	213,343
Pool #ZA5318 3.500% 3/01/48	214,994	227,854
Pool #ZA5433 3.500% 6/01/48	1,317,192	1,429,740
Pool #QA7238 3.500% 2/01/50	167,980	181,178
Pool #RA2313 3.500% 3/01/50	1,243,221	1,337,016
Pool #RA2362 3.500% 3/01/50	346,527	368,513
Pool #QA8791 3.500% 4/01/50	261,971	283,046
Pool #RA2658 3.500% 5/01/50	359,745	388,909
Pool #U90316 4.000% 10/01/42	63,761	70,065
Pool #U91254 4.000% 4/01/43	88,514	97,267
Pool #Q19135 4.000% 6/01/43	36,788	41,427
Pool #Q19236 4.000% 6/01/43	32,749	36,438
Pool #U99054 4.000% 6/01/43	859,163	944,117
Pool #Q19615 4.000% 7/01/43	36,239	40,809
Pool #Q19985 4.000% 7/01/43	1,093,748	1,218,552
Pool #U95137 4.000% 8/01/43	38,476	42,221
Pool #C09071 4.000% 2/01/45	334,371	363,123
Pool #ZM1097 4.000% 3/01/46	829,929	902,699
Pool #ZS4699 4.000% 1/01/47	85,731	92,900
Pool #SD0247 4.000% 7/01/47	76,019	82,566
Pool #V83342 4.000% 8/01/47	190,080	206,915
Pool #ZM5146 4.000% 12/01/47	668,663	716,845
Pool #ZA5454 4.000% 6/01/48	427,400	461,402
Pool #G67713 4.000% 6/01/48	1,017,949	1,113,514
Pool #ZA6680 4.000% 4/01/49	779,184	849,453
Pool #RA2141 4.000% 2/01/50	223,027	238,470
Pool #RA2358 4.000% 3/01/50	143,232	153,383
Pool #U99076 4.500% 12/01/43	309,148	342,733
Pool #U92272 4.500% 12/01/43	50,838	56,361
Pool #U99084 4.500% 2/01/44	289,316	320,746
Pool #U99091 4.500% 3/01/44	89,540	99,267
Pool #Q26207 4.500% 5/01/44	29,248	32,334
Pool #SD0422 4.500% 7/01/45	88,535	99,176
Pool #Q47940 4.500% 2/01/47	331,825	362,572
Pool #V83157 4.500% 4/01/47	1,734,984	1,901,171
Pool #Q49177 4.500% 6/01/47	256,854	282,902
Pool #G61374 4.500% 4/01/48	291,454	320,555
Pool #ZT0474 4.500% 8/01/48	48,262	53,037
Pool #ZN2185 4.500% 12/01/48	172,168	186,513
Pool #G67721 4.500% 4/01/49	208,121	229,201

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA2353 4.500% 3/01/50	$170,232	$184,581
Pool #RA2608 4.500% 5/01/50	222,915	242,115
Pool #G06496 5.000% 6/01/41	48,665	56,083
Pool #Q55401 5.000% 4/01/48	349,433	387,396
Pool #Q56002 5.000% 5/01/48	103,581	114,838
Pool #ZM7733 5.000% 8/01/48	264,614	292,959
Pool #ZN1436 5.000% 11/01/48	128,188	141,759
Pool #SD0291 5.000% 3/01/50	819,395	905,631
Pool #G06875 5.500% 12/01/38	6,997	8,193
Pool #G06669 6.500% 9/01/39	15,520	18,524
Pool #G07509 6.500% 9/01/39	13,395	16,112
Pool #G07335 7.000% 3/01/39	34,103	41,681
Federal National Mortgage Association Pool #CA8377 1.500% 12/01/35	100,000	103,378
Pool #BL6295 1.950% 4/01/32	100,000	105,832
Pool #BL6028 2.140% 4/01/30	100,000	107,316
Pool #BL5850 2.260% 4/01/30	394,778	427,853
Pool #AL6613 2.500% 6/01/28	96,662	101,357
Pool #AM8674 2.810% 4/01/25	50,000	54,370
Pool #MA2832 3.000% 12/01/36	199,110	210,634
Pool #BJ2544 3.000% 12/01/37	106,619	112,489
Pool #AQ7306 3.000% 1/01/43	45,082	48,818
Pool #AR1202 3.000% 1/01/43	45,207	48,953
Pool #BC0884 3.000% 5/01/46	330,250	353,698
Pool #AS7533 3.000% 7/01/46	221,478	237,549
Pool #BC1509 3.000% 8/01/46	58,651	62,687
Pool #AS7738 3.000% 8/01/46	562,715	602,668
Pool #AS7844 3.000% 9/01/46	107,350	114,737
Pool #BC2817 3.000% 9/01/46	166,365	177,813
Pool #AL9397 3.000% 10/01/46	115,675	123,635
Pool #BD8104 3.000% 10/01/46	248,442	268,022
Pool #BE0072 3.000% 11/01/46	1,017,535	1,090,734
Pool #AS8359 3.000% 11/01/46	563,494	594,169
Pool #BM4579 3.000% 4/01/47	1,948,213	2,086,537
Pool #BM1565 3.000% 4/01/47	1,038,479	1,120,325
Pool #890843 3.000% 9/01/47	548,368	588,159
Pool #BN7652 3.000% 7/01/49	1,531,580	1,635,537
Pool #CA3809 3.000% 7/01/49	70,594	75,386
Pool #CA4133 3.000% 9/01/49	325,955	349,505
Pool #BN7753 3.000% 9/01/49	1,221,564	1,320,893
Pool #BO8932 3.000% 1/01/50	70,667	74,782
Pool #CA4979 3.000% 1/01/50	265,242	281,505
Pool #CA5225 3.000% 2/01/50	1,873,955	2,013,449
Pool #CA6000 3.000% 6/01/50	561,127	596,057
Pool #CA6053 3.000% 6/01/50	783,884	832,681
Pool #CA6427 3.000% 7/01/50	474,972	501,571
Pool #BP7009 3.000% 8/01/50	193,673	204,943
Pool #AN8048 3.080% 1/01/28	210,000	236,901
Pool #BL2454 3.160% 5/01/29	88,191	98,179
Pool #MA1177 3.500% 9/01/42	33,541	36,595
Pool #MA1213 3.500% 10/01/42	205,571	224,293
Pool #AL3026 3.500% 12/01/42	53,544	58,103
Pool #BM4751 3.500% 3/01/43	656,860	712,780
Pool #BM4750 3.500% 2/01/45	136,320	147,926
Pool #AY6181 3.500% 4/01/45	150,382	162,291
Pool #AS6340 3.500% 12/01/45	145,674	158,941
Pool #AS6328 3.500% 12/01/45	737,923	791,751
Pool #AS6541 3.500% 1/01/46	154,923	169,854

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS6562 3.500% 1/01/46	$139,098	$151,679
Pool #AL9546 3.500% 11/01/46	344,154	371,280
Pool #BM4897 3.500% 12/01/46	931,523	1,010,826
Pool #BC9096 3.500% 12/01/46	149,075	159,530
Pool #FM3347 3.500% 5/01/47	613,122	656,697
Pool #BH4101 3.500% 10/01/47	237,329	251,971
Pool #CA0907 3.500% 12/01/47	62,071	67,413
Pool #CA1053 3.500% 1/01/48	348,187	369,233
Pool #FM3753 3.500% 4/01/48	82,977	89,315
Pool #CA1526 3.500% 4/01/48	606,800	658,838
Pool #BM5521 3.500% 7/01/48	1,054,304	1,129,233
Pool #FM3469 3.500% 8/01/48	818,526	876,699
Pool #FM3141 3.500% 11/01/48	896,204	959,897
Pool #FM3773 3.500% 11/01/48	855,926	916,757
Pool #FM3278 3.500% 11/01/48	643,842	683,564
Pool #890876 3.500% 2/01/49	134,711	146,263
Pool #CA3860 3.500% 7/01/49	1,058,357	1,137,874
Pool #BO2252 3.500% 10/01/49	502,196	540,398
Pool #FM2091 3.500% 12/01/49	165,236	178,012
Pool #FM2333 3.500% 2/01/50	311,534	333,480
Pool #CA5164 3.500% 2/01/50	616,833	663,370
Pool #FM0062 3.500% 2/01/50	790,278	842,739
Pool #CA5561 3.500% 4/01/50	660,674	711,344
Pool #FM4281 3.500% 8/01/50	663,109	716,453
Pool #BF0145 3.500% 3/01/57	2,097,545	2,320,688
Pool #AK8441 4.000% 4/01/42	22,571	25,009
Pool #AO2711 4.000% 5/01/42	26,287	29,126
Pool #AO6086 4.000% 6/01/42	30,646	33,956
Pool #AP0692 4.000% 7/01/42	18,592	20,600
Pool #AP5333 4.000% 7/01/42	154,624	171,322
Pool #AP2530 4.000% 8/01/42	24,632	27,215
Pool #AP4903 4.000% 9/01/42	38,702	42,761
Pool #AP7399 4.000% 9/01/42	59,599	65,850
Pool #AP9766 4.000% 10/01/42	117,792	129,409
Pool #AP9229 4.000% 10/01/42	14,470	15,988
Pool #MA1217 4.000% 10/01/42	162,017	177,995
Pool #MA1253 4.000% 11/01/42	95,442	104,854
Pool #AQ3599 4.000% 11/01/42	19,881	21,965
Pool #AQ7003 4.000% 12/01/42	48,452	53,534
Pool #AQ4555 4.000% 12/01/42	53,179	58,756
Pool #AQ7082 4.000% 1/01/43	71,734	79,257
Pool #AL3508 4.000% 4/01/43	40,893	46,012
Pool #AQ4078 4.000% 6/01/43	39,551	44,502
Pool #AQ4080 4.000% 6/01/43	32,938	36,670
Pool #AT8394 4.000% 6/01/43	37,675	42,414
Pool #AB9683 4.000% 6/01/43	58,016	64,318
Pool #AT9637 4.000% 7/01/43	115,010	127,933
Pool #AT9653 4.000% 7/01/43	81,446	91,692
Pool #AT9657 4.000% 7/01/43	67,735	75,029
Pool #AS0070 4.000% 8/01/43	36,511	40,055
Pool #MA1547 4.000% 8/01/43	42,381	46,494
Pool #AS4347 4.000% 1/01/45	70,123	77,806
Pool #AS9453 4.000% 4/01/47	89,146	97,325
Pool #AS9588 4.000% 5/01/47	184,398	201,315
Pool #MA3088 4.000% 8/01/47	866,497	930,830
Pool #BH2623 4.000% 8/01/47	1,510,683	1,620,956
Pool #MA3149 4.000% 10/01/47	330,937	354,887
Pool #BH4095 4.000% 10/01/47	135,955	145,794

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM2005 4.000% 12/01/47	$39,892	$42,854
Pool #BJ6133 4.000% 1/01/48	55,531	59,532
Pool #FM2201 4.000% 1/01/48	287,908	310,903
Pool #FM3023 4.000% 2/01/48	71,083	77,449
Pool #BJ0685 4.000% 4/01/48	236,180	252,903
Pool #FM2173 4.000% 9/01/48	91,554	99,296
Pool #FM3158 4.000% 11/01/48	231,796	251,830
Pool #FM5054 4.000% 11/01/48	283,870	304,502
Pool #FM3542 4.000% 5/01/49	77,854	85,070
Pool #FM1098 4.000% 5/01/49	171,380	185,817
Pool #BO0968 4.000% 6/01/49	199,418	212,840
Pool #FM2158 4.000% 10/01/49	76,067	82,855
Pool #CA4823 4.000% 12/01/49	291,694	311,710
Pool #CA4819 4.000% 12/01/49	81,121	88,335
Pool #BF0104 4.000% 2/01/56	117,482	131,822
Pool #BF0183 4.000% 1/01/57	65,497	73,491
Pool #BF0191 4.000% 6/01/57	126,926	142,259
Pool #MA0706 4.500% 4/01/31	19,628	21,736
Pool #MA0734 4.500% 5/01/31	64,886	71,853
Pool #MA0776 4.500% 6/01/31	21,862	24,210
Pool #MA0913 4.500% 11/01/31	15,276	16,916
Pool #MA0939 4.500% 12/01/31	17,847	19,764
Pool #993117 4.500% 1/01/39	2,271	2,533
Pool #AA0856 4.500% 1/01/39	8,830	9,935
Pool #AA3495 4.500% 2/01/39	10,420	11,694
Pool #935520 4.500% 8/01/39	18,687	20,992
Pool #AD5481 4.500% 5/01/40	452,901	507,337
Pool #AD6914 4.500% 6/01/40	46,726	52,342
Pool #AD8685 4.500% 8/01/40	96,158	107,716
Pool #MA1591 4.500% 9/01/43	81,600	90,439
Pool #MA1629 4.500% 10/01/43	78,171	86,638
Pool #AL4341 4.500% 10/01/43	4,780	5,303
Pool #AU6423 4.500% 10/01/43	169,033	187,501
Pool #MA1664 4.500% 11/01/43	40,124	44,471
Pool #MA1711 4.500% 12/01/43	79,986	88,650
Pool #AL4741 4.500% 1/01/44	36,104	40,014
Pool #AW0318 4.500% 2/01/44	86,463	95,721
Pool #AL5562 4.500% 4/01/44	16,848	18,688
Pool #890604 4.500% 10/01/44	324,794	365,660
Pool #AS4271 4.500% 1/01/45	39,736	45,978
Pool #CA0148 4.500% 8/01/47	119,049	129,787
Pool #CA0717 4.500% 11/01/47	222,760	242,713
Pool #CA1565 4.500% 4/01/48	133,957	145,621
Pool #BM4014 4.500% 5/01/48	57,468	63,088
Pool #BJ2763 4.500% 5/01/48	263,271	285,372
Pool #CA1707 4.500% 5/01/48	240,764	264,737
Pool #BJ9257 4.500% 6/01/48	293,011	325,024
Pool #CA2047 4.500% 7/01/48	381,440	423,115
Pool #CA2199 4.500% 8/01/48	636,694	706,258
Pool #CA2482 4.500% 10/01/48	507,502	562,950
Pool #BK7700 4.500% 10/01/48	729,244	808,919
Pool #BM4781 4.500% 10/01/48	59,447	65,440
Pool #BN1623 4.500% 11/01/48	299,798	332,553
Pool #BM5119 4.500% 12/01/48	510,143	558,865
Pool #CA3055 4.500% 2/01/49	137,396	150,990
Pool #FM1458 4.500% 4/01/49	57,093	62,028
Pool #FM1263 4.500% 7/01/49	107,600	117,642
Pool #CA3842 4.500% 7/01/49	176,680	193,113

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM4117 4.500% 7/01/49	$83,978	$92,050
Pool #CA4033 4.500% 8/01/49	180,294	197,063
Pool #FM3572 4.500% 9/01/49	153,977	170,801
Pool #FM1539 4.500% 9/01/49	106,012	115,474
Pool #FM3083 4.500% 10/01/49	272,068	294,737
Pool #FM2745 4.500% 3/01/50	371,062	401,399
Pool #CA5379 4.500% 3/01/50	358,911	399,695
Pool #MA4031 4.500% 5/01/50	358,244	387,533
Pool #BF0148 4.500% 4/01/56	2,605,770	2,987,371
Pool #BF0222 4.500% 9/01/57	631,457	719,194
Pool #BF0301 4.500% 8/01/58 (g)	70,211	79,967
Pool #915154 5.000% 4/01/37	41,303	47,713
Pool #974965 5.000% 4/01/38	129,500	149,058
Pool #983077 5.000% 5/01/38	35,075	40,412
Pool #310088 5.000% 6/01/38	33,473	38,505
Pool #AE2266 5.000% 3/01/40	76,758	88,633
Pool #BM3904 5.000% 5/01/48	119,843	132,984
Pool #CA2251 5.000% 8/01/48	108,486	120,107
Pool #MA3501 5.000% 10/01/48	409,695	453,581
Pool #MA3527 5.000% 11/01/48	567,327	628,099
Pool #CA2652 5.000% 11/01/48	635,068	705,080
Pool #BN0341 5.000% 12/01/48	216,081	239,025
Pool #FM1727 5.000% 9/01/49	1,222,829	1,384,388
Pool #FM3155 5.000% 12/01/49	172,548	190,870
Pool #FM3957 5.000% 3/01/50	351,017	388,289
Pool #937948 5.500% 6/01/37	8,211	9,652
Pool #995072 5.500% 8/01/38	18,159	21,340
Pool #BF0141 5.500% 9/01/56	599,454	698,126
Pool #481473 6.000% 2/01/29	19	22
Pool #867557 6.000% 2/01/36	1,894	2,158
Pool #AE0469 6.000% 12/01/39	141,007	169,331
Pool #BM1948 6.000% 7/01/41	155,532	185,664
Pool #AL4324 6.500% 5/01/40	87,793	105,592
Pool #AE0758 7.000% 2/01/39	47,594	58,035
Government National Mortgage Association Pool #AB2892 3.000% 9/15/42	141,233	150,186
Pool #AA5649 3.000% 9/15/42	125,644	133,608
Pool #AB9108 3.000% 10/15/42	870,767	925,962
Pool #AB9109 3.000% 10/15/42	77,135	82,024
Pool #AB9207 3.000% 11/15/42	68,417	72,754
Pool #784571 3.500% 6/15/48	307,559	330,511
Pool #BS8439 3.500% 5/15/50	294,640	311,472
Pool #487588 6.000% 4/15/29	1,454	1,634
Pool #595077 6.000% 10/15/32	301	348
Pool #596620 6.000% 10/15/32	208	241
Pool #604706 6.000% 10/15/33	37,869	44,134
Pool #636251 6.000% 3/15/35	4,008	4,679
Pool #782034 6.000% 1/15/36	43,449	50,900
Pool #658029 6.000% 7/15/36	15,784	18,544
Government National Mortgage Association II Pool #BS8546 2.500% 12/20/50	100,000	106,515
Pool #MA2677 3.000% 3/20/45	268,420	283,288
Pool #MA4068 3.000% 11/20/46	43,792	46,081
Pool #MA1995 3.500% 6/20/44	99,766	108,209
Pool #MA2678 3.500% 3/20/45	45,328	49,036
Pool #BC4732 3.500% 10/20/47	455,599	495,865
Pool #BD0384 3.500% 10/20/47	275,207	299,529
Pool #784674 3.500% 4/20/48	2,367,335	2,643,141

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #784825 3.500% 10/20/49	$346,450	$363,211
Pool #BM7534 3.500% 2/20/50	189,747	209,778
Pool #MA4511 4.000% 6/20/47	671,702	723,503
Pool #MA4720 4.000% 9/20/47	944,752	1,017,610
Pool #MA4838 4.000% 11/20/47	741,830	798,576
Pool #MA4901 4.000% 12/20/47	284,258	306,002
Pool #MA5020 4.000% 2/20/48	287,217	309,188
Pool #MA5078 4.000% 3/20/48	344,739	370,894
Pool #MA5137 4.000% 4/20/48	282,060	303,459
Pool #BM9734 4.000% 10/20/49	96,487	105,224
Pool #BM9743 4.000% 11/20/49	93,548	102,020
Pool #BS1728 4.000% 1/20/50	97,620	106,521
Pool #BS1742 4.000% 2/20/50	95,634	104,354
Pool #BS1757 4.000% 3/20/50	95,806	104,542
Pool #BS8420 4.000% 4/20/50	388,703	424,875
Pool #MA6768 4.000% 7/20/50	1,332,941	1,425,947
Pool #783298 4.500% 4/20/41	142,156	158,504
Pool #783368 4.500% 7/20/41	20,268	22,599
Pool #MA5193 4.500% 5/20/48	774,704	838,373
Pool #MA5265 4.500% 6/20/48	519,618	562,323
Pool #MA5331 4.500% 7/20/48	129,643	140,095
Pool #MA5467 4.500% 9/20/48	629,667	680,433
Pool #MA5529 4.500% 10/20/48	518,274	560,059
Pool #MA5652 4.500% 12/20/48	182,038	196,714
Pool #MA5711 4.500% 1/20/49	1,247,194	1,346,090
Pool #MA5818 4.500% 3/20/49	177,008	190,989
Pool #4747 5.000% 7/20/40	86,546	99,096
Pool #MA5530 5.000% 10/20/48	64,325	70,497
Pool #MA5712 5.000% 1/20/49	879,450	961,570
Government National Mortgage Association II TBA 2.000% 5/01/50 (g)	1,100,000	1,148,340
2.000% 5/01/50 (g)	3,700,000	3,868,813
2.500% 3/01/50 (g)	1,300,000	1,373,277
2.500% 3/01/50 (g)	2,300,000	2,434,406
Uniform Mortgage Backed Securities TBA 1.500% 9/01/35 (g)	4,800,000	4,940,250
2.000% 5/01/50 (g)	5,600,000	5,818,750
2.000% 5/01/50 (g)	9,700,000	10,063,371
2.500% 12/01/49 (g)	8,300,000	8,750,016
		147,159,202
Whole Loans — 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, 1 mo. USD LIBOR + 1.850% 1.998% FRN 2/25/50 (b)	770,000	765,125
Series 2020-DNA6, Class M2, SOFR30A + 2.000% 2.077% FRN 12/25/50 (b)	780,000	779,191
Series 2015-HQ1, Class M3, 1 mo. USD LIBOR + 3.800% 3.948% FRN 3/25/25	55,016	55,080
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 5.098% FRN 7/25/29	1,450,000	1,507,607
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 2.248% FRN 10/25/39 (b)	613,063	611,212
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.298% FRN 10/25/30	1,331,014	1,326,268

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.448% FRN 8/25/31 (b)	$896,422	$893,538
		5,938,021
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $162,677,786)		166,506,244

U.S. TREASURY OBLIGATIONS — 16.8%

U.S. Treasury Bonds & Notes — 16.8%
U.S. Treasury Bond 1.250% 5/15/50	16,190,000	14,694,684
1.375% 8/15/50	13,940,000	13,054,252
1.625% 11/15/50	1,510,000	1,504,279
2.000% 2/15/50	3,150,000	3,423,000
3.000% 2/15/48	16,000	21,007
3.750% 11/15/43	9,010,000	12,968,890
U.S. Treasury Inflation Index 0.750% 2/15/42	829,685	1,055,688
0.750% 2/15/45	597,105	769,713
1.000% 2/15/46	1,582,459	2,157,234
1.000% 2/15/48	3,125,494	4,349,116
1.000% 2/15/49	1,624,589	2,286,524
1.375% 2/15/44	2,245,673	3,232,628
2.125% 2/15/40	1,722,735	2,667,436
2.125% 2/15/41	630,181	987,997
U.S. Treasury Note 0.250% 11/15/23	70,000	70,189
0.250% 5/31/25	47,820,000	47,726,971
0.250% 6/30/25	40,000	39,894
0.250% 9/30/25	120,000	119,542
0.250% 10/31/25	360,000	358,424
0.375% 11/30/25	20,000	20,028
0.500% 6/30/27	7,120,000	7,089,112
0.500% 8/31/27	6,050,000	6,012,155
0.500% 10/31/27	170,000	168,643
0.625% 5/15/30	170,000	166,232
0.625% 8/15/30	220,000	214,503
0.875% 11/15/30	4,800,000	4,783,798
U.S. Treasury Strip 0.000% 5/15/49	3,450,000	2,143,892
		132,085,831
TOTAL U.S. TREASURY OBLIGATIONS (Cost $127,286,712)		132,085,831

TOTAL BONDS & NOTES (Cost $720,080,472)		761,483,540

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $162,275)		108,541

TOTAL LONG-TERM INVESTMENTS (Cost $720,242,747)		761,592,081

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.7%
Repurchase Agreement — 4.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (h)	$31,206,713	$31,206,713

U.S. Treasury Bill — 3.7%
U.S. Treasury Bill 0.000% 3/02/21	1,540,000	1,539,803
United States Cash Management Bill 0.000% 5/18/21	180,000	179,946
0.000% 4/06/21	930,000	929,814
0.000% 5/18/21	280,000	279,917
0.000% 4/20/21	14,830,000	14,826,507
0.000% 5/04/21	10,120,000	10,117,133
0.000% 1/05/21	1,570,000	1,570,000
		29,443,120

TOTAL SHORT-TERM INVESTMENTS (Cost $60,649,131)		60,649,833

TOTAL INVESTMENTS — 104.5% (Cost $780,891,878) (i)		822,241,914

Other Assets/(Liabilities) — (4.5)%		(35,329,158)

NET ASSETS — 100.0%		$786,912,756

Abbreviation Legend
FRN	Floating Rate Note
IO	Interest Only
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at December 31, 2020 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $109,954,453 or 13.97% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2020, these securities amounted to a value of $199,452 or 0.03% of net assets.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Maturity value of $31,206,713. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $31,830,938.
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put CAD Call	Goldman Sachs & Co.	3/17/21	1.27	7,650,000	USD	7,650,000	$83,385	$106,717	$(23,332)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Eurodollar Future	3/14/22	99.63	575	USD	143,491,250	$25,156	$55,558	$(30,402)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
U.S. Treasury Note	1/22/21	136.50	311	USD	42,942,297	$(24,297)	$(104,431)	$80,134
10 Year Future
Eurodollar Future	3/14/22	99.75	242	USD	60,391,100	(21,175)	(53,942)	32,767
						$(45,472)	$(158,373)	$112,901

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	1/19/21	MXN	36,282,059	USD	1,594,760	$225,534
BNP Paribas SA	1/19/21	RUB	80,146,100	USD	1,043,330	39,597
BNP Paribas SA	1/19/21	USD	7,230,855	EUR	6,120,000	(248,351)
Citibank N.A.	1/19/21	BRL	4,290,000	USD	756,574	69,354
Citibank N.A.	1/19/21	CAD	27,927,472	USD	21,065,970	875,675
Citibank N.A.	1/19/21	IDR	144,534,594,997	USD	9,703,565	570,244
Citibank N.A.	1/19/21	JPY	789,578,189	USD	7,581,967	66,278
Citibank N.A.	1/19/21	RUB	355,769,881	USD	4,697,568	109,566
Citibank N.A.	1/19/21	AUD	12,844,723	USD	9,674,238	230,140
Citibank N.A.	1/19/21	MXN	21,000,000	USD	1,038,961	14,622
Citibank N.A.	1/19/21	USD	12,431,694	EUR	10,557,477	(470,519)
Citibank N.A.	1/19/21	USD	920,341	MXN	18,365,016	(1,043)
Goldman Sachs International	1/19/21	ZAR	16,890,000	USD	973,936	172,965
Goldman Sachs International	1/19/21	JPY	191,538,190	USD	1,817,966	37,368
Goldman Sachs International	1/19/21	USD	2,291,183	RUB	183,306,110	(185,634)
Goldman Sachs International	1/19/21	GBP	2,197,174	USD	2,842,468	162,552
Goldman Sachs International	1/19/21	BRL	2,201,243	USD	386,961	36,831
Goldman Sachs International	1/19/21	EUR	950,000	USD	1,118,271	42,717
Goldman Sachs International	1/19/21	RUB	146,780,000	USD	1,981,548	1,731
Goldman Sachs International	1/19/21	USD	9,152,261	EUR	7,747,348	(315,715)
Goldman Sachs International	1/19/21	USD	1,460,262	MXN	29,130,000	(1,208)
						$1,432,704

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	3/08/21	198	$36,518,417	$250,783
Euro-OAT	3/08/21	47	9,629,543	8,568
U.S. Treasury Long Bond	3/22/21	430	74,913,370	(442,745)
U.S. Treasury Ultra Bond	3/22/21	167	35,925,963	(261,025)
U.S. Treasury Note 5 Year	3/31/21	3,122	393,097,484	786,721
				$342,302
Short
Euro-Bund	3/08/21	304	$(65,901,480)	$(70,752)
Euro-Buxl 30 Year Bond	3/08/21	4	(1,084,771)	(15,887)
90 Day Eurodollar	3/15/21	363	(90,433,725)	(162,000)
Japanese Government Bond 10 Year	3/15/21	6	(8,833,036)	5,183
U.S. Treasury Note 10 Year	3/22/21	1,842	(254,138,532)	(201,374)
U.S. Treasury Ultra 10 Year	3/22/21	112	(17,580,228)	67,978
U.S. Treasury Note 2 Year	3/31/21	20	(4,415,248)	(4,283)
90 Day Eurodollar	12/13/21	469	(116,253,590)	(750,185)
				$(1,131,320)

Centrally Cleared Credit Default Swap - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	BBB+*	USD	50,364,000	$820,127	$(35,317)	$855,444
CDX.NA.HY Series 35†	5.000%	Quarterly	12/20/25	BB-*	USD	19,480,000	1,814,075	819,239	994,836
CDX.NA.IG Series 35†	1.000%	Quarterly	12/20/25	BBB+*	USD	41,206,000	1,008,228	988,601	19,627
							$3,642,430	$1,772,523	$1,869,907

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day- MXN-TIIE- Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$702,862	$37,242	$665,620
28 Day- MXN-TIIE- Banxico	Monthly	Fixed 7.440%	Monthly	7/20/29	MXN	91,920,000	727,901	46,911	680,990
3-Month USD LIBOR	Quarterly	Fixed 0.190%	Semi- Annually	6/15/22	USD	26,407,000	1,735	(119)	1,854

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

3-Month USD LIBOR	Quarterly	Fixed 0.380%	Semi- Annually	2/28/25	USD	36,524,000	53,947	7,518	46,429
3-Month USD LIBOR	Quarterly	Fixed 0.840%	Semi- Annually	11/27/25	USD	38,498,000	3,960	(16,782)	20,742
Fixed 0.260%	Annually	Fed Funds	Annually	5/15/27	USD	24,700,000	240,444	(82,911)	323,355
Fixed 0.450%	Semi- Annually	3-Month USD LIBOR	Quarterly	5/15/27	USD	13,486,000	119,950	(33,752)	153,702
Fixed 0.560%	Annually	12-Month USD SOFR	Annually	7/20/45	USD	5,820,000	720,658	78,573	642,085
Fixed 0.740%	Annually	12-Month USD SOFR	Annually	8/19/45	USD	4,020,000	338,142	—	338,142
Fixed 1.000%	Semi- Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	8,708,000	777,551	104,499	673,052
Fixed 1.225%	Semi- Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	724,000	27,112	832	26,280
Fixed 1.200%	Semi- Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	1,441,000	62,262	7,937	54,325
Fixed 0.900%	Semi- Annually	3-Month USD LIBOR	Quarterly	3/17/50	USD	2,610,000	332,129	3,078	329,051
Fixed 1.200%	Semi- Annually	3-Month USD LIBOR	Quarterly	10/07/50	USD	3,708,000	195,384	18,730	176,654
							$4,304,037	$171,756	$4,132,281

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	9,300,000	$115,694	$—	$115,694
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,000,000	136,843	5,820	131,023
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,846,000	147,367	7,253	140,114
								$399,904	$13,073	$386,831

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend
ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments
December 31, 2020 (Unaudited)
	Number of Shares	Value
EQUITIES — 67.0%

COMMON STOCK — 66.1%
Australia — 0.1%
BHP Group Ltd.	948	$30,885
Brambles Ltd.	3,287	26,930
Coles Group Ltd.	289	4,043
Fortescue Metals Group Ltd.	682	12,331
Goodman Group	468	6,827
Newcrest Mining Ltd.	12,110	241,243
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (a) (b) (c) (d)	578,796	370,365
Wesfarmers Ltd.	715	27,803
		720,427
Bermuda — 0.1%
Brilliance China Automotive Holdings Ltd.	18,000	16,423
Jardine Matheson Holdings Ltd.	3,000	168,024
Kunlun Energy Co. Ltd	8,000	6,919
Marvell Technology Group Ltd.	8,747	415,832
		607,198
Brazil — 0.0%
B3 SA - Brasil Bolsa Balcao	2,016	24,182
Banco do Brasil SA	1,194	9,002
Centrais Eletricas Brasileiras SA	512	3,562
Engie Brasil Energia SA	4,091	34,701
JBS SA	1,630	7,443
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3,078	34,566
Vale SA Sponsored ADR	10,145	170,030
		283,486
British Virgin Islands — 0.0%
Capri Holdings Ltd. (c)	5,679	238,518
Canada — 0.9%
Barrick Gold Corp.	13,939	317,567
Brookfield Renewable Corp.	188	10,968
Enbridge, Inc.	127,356	4,073,111
Fairfax Financial Holdings Ltd.	7	2,386
First Quantum Minerals Ltd.	45,672	819,864
George Weston Ltd.	90	6,723
Loblaw Cos. Ltd.	452	22,303
Lululemon Athletica, Inc. (c)	60	20,882
Manulife Financial Corp.	420	7,473
National Bank of Canada	174	9,793
Restaurant Brands International, Inc.	118	7,215
Royal Bank of Canada	77	6,327

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Shopify, Inc. Class A (c)	5	$5,646
TC Energy Corp.	1,093	44,436
Thomson Reuters Corp.	163	13,341
Wheaton Precious Metals Corp.	7,936	331,430
		5,699,465
Cayman Islands — 1.5%
AAC Technologies Holdings, Inc.	19,000	106,917
Agile Group Holdings Ltd.	2,000	2,668
Alibaba Group Holding Ltd. (c)	12,400	362,299
Alibaba Group Holding Ltd. Sponsored ADR (c)	5,927	1,379,391
ANTA Sports Products Ltd.	30,000	476,051
Autohome, Inc. ADR	67	6,675
Baidu, Inc. Sponsored ADR (c)	110	23,786
China Feihe Ltd. (e)	7,000	16,463
Country Garden Services Holdings Co.Ltd.	2,344	15,899
Dali Foods Group Co. Ltd. (e)	15,500	8,860
ENN Energy Holdings Ltd.	7,100	104,213
GDS Holdings Ltd. (c)	145	13,578
Haidilao International Holding Ltd. (e)	15,000	115,586
Hansoh Pharmaceutical Group Co. Ltd. (c) (e)	20,000	97,267
Hengan International Group Co. Ltd.	4,000	28,319
Highland Transcend Partners I Corp. (c)	21,145	222,023
Huazhu Group Ltd. ADR	5,015	225,825
JD.com, Inc. ADR (c)	607	53,355
KE Holdings, Inc. (c)	415	25,539
Kingdee International Software Group Co. Ltd.	185,000	759,216
Li Auto, Inc. ADR (c)	25,503	735,252
Lufax Holding Ltd. (c)	173	2,457
Meituan (c) (e)	5,600	214,179
Ming Yuan Cloud Group Holdings Ltd. (c)	27,000	167,073
NetEase.com, Inc. ADR	2,690	257,621
New Oriental Education & Technology Group, Inc. Sponsored ADR (c)	935	173,732
Reinvent Technology Partners Z (c)	16,399	186,621
Silergy Corp.	3,000	257,189
Tencent Holdings Ltd.	39,400	2,878,849
Tingyi Cayman Islands Holding Corp.	16,000	27,374
Topsports International Holdings Ltd. (e)	2,000	3,001
Trip.com Group Ltd. ADR (c)	8,745	294,969
Vipshop Holdings Ltd. ADR (c)	436	12,256
Want Want China Holdings Ltd.	145,000	104,940
Wuxi Biologics Cayman, Inc. (c) (e)	21,000	279,721
Yihai International Holding Ltd.	17,000	253,307
ZTO Express Cayman, Inc. ADR	902	26,302
		9,918,773
China — 0.8%
Aier Eye Hospital Group Co. Ltd. Class A	18,998	217,589
Amoy Diagnostics Co. Ltd. Class A	8,550	102,335
Anhui Conch Cement Co. Ltd. Class H	1,500	9,397
Anhui Gujing Distillery Co. Ltd. Class B	500	6,966
Asymchem Laboratories Tianjin Co. Ltd. Class A	3,627	165,951
Autobio Diagnostics Co. Ltd. Class A	5,929	131,753
BYD Co. Ltd. Class A	17,200	513,842
China CITIC Bank Class H	12,000	5,096
China Construction Bank Corp. Class H	9,000	6,849
China Galaxy Securities Co. Ltd. Class H	12,500	7,842

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
China Merchants Bank Co. Ltd. Class H	31,000	$196,875
China National Building Material Co. Ltd. Class H	38,000	45,831
China Petroleum & Chemical Corp. Class H	20,000	8,889
Contemporary Amperex Technology Co. Ltd. Class A	19,600	1,057,382
Dongfeng Motor Group Co. Ltd. Class H	4,000	4,669
Ganfeng Lithium Co. Ltd. Class H (e)	13,800	165,605
Glodon Co. Ltd. Class A	13,900	167,412
Guangdong Marubi Biotechnology Co. Ltd. Class A	8,152	65,274
Guangzhou Baiyun International Airport Co. Ltd.	79,000	170,763
Haier Smart Home Co. Ltd. Class A	24,969	111,774
Haitong Securities Co. Ltd. Class H	14,400	12,881
Han’s Laser Technology Industry Group Co. Ltd. Class A	29,499	193,299
Hangzhou Robam Appliances Co. Ltd. Class A	16,400	102,373
Hangzhou Tigermed Consulting Co. Ltd. Class A	5,599	138,758
Hangzhou Tigermed Consulting Co. Ltd. Class H (c) (e)	4,500	104,277
Huaneng Power International, Inc. Class H	12,000	4,387
Hundsun Technologies, Inc. Class A	10,038	161,370
Industrial & Commercial Bank of China Ltd. Class H	219,000	142,490
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,399	125,012
Jiangxi Copper Co. Ltd. Class H	4,000	6,289
Kweichow Moutai Co. Ltd. Class A	300	91,677
Offcn Education Technology Co. Ltd. Class A	900	4,842
Pharmaron Beijing Co. Ltd. Class H (e)	500	8,474
PICC Property & Casualty Co. Ltd. Class H	34,000	25,761
Ping An Insurance Group Co. of China Ltd. Class A	11,444	152,269
Shanghai International Airport Co. Ltd. Class A	16,600	192,137
Shenzhen Goodix Technology Co. Ltd. Class A	100	2,384
Shenzhen Inovance Technology Co. Ltd. Class A	10,451	149,427
Venus MedTech Hangzhou, Inc. Class H (c) (e)	16,000	163,172
Venustech Group, Inc. Class A	27,650	123,807
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	14,398	193,741
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,700	17,706
WuXi AppTec Co. Ltd. Class A	6,020	124,282
Yifeng Pharmacy Chain Co. Ltd. Class A	10,680	147,322
Yonyou Network Technology Co. Ltd. Class A	15,028	100,979
Zhejiang Century Huatong Group Co. Ltd. Class A (c)	5,340	5,818
		5,657,028
Denmark — 0.1%
AP Moller - Maersk A/S Class A	10	20,751
AP Moller - Maersk A/S Class B	8	17,840
Carlsberg A/S Class B	39	6,252
DSV PANALPINA A/S	3,531	590,931
Genmab A/S (c)	645	260,891
		896,665
Finland — 0.3%
Neste OYJ	23,185	1,674,871
Nokia OYJ (c)	20,502	78,190
		1,753,061
France — 2.6%
Arkema SA	15,929	1,820,732
AXA SA	974	23,367
BNP Paribas SA (c)	8,979	473,590

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Carrefour SA	1,956	$33,539
Cie de Saint-Gobain (c)	994	45,578
Danone SA	39,792	2,615,367
EssilorLuxottica SA	13,385	2,087,472
Kering SA	716	520,530
LVMH Moet Hennessy Louis Vuitton SE	2,948	1,842,001
Orange SA	676	8,046
Pernod-Ricard SA	95	18,211
Safran SA (c)	23,260	3,298,744
Sanofi	36,976	3,572,641
Sartorius Stedim Biotech	21	7,485
Schneider Electric SA	358	51,783
Societe Generale SA (c)	23,351	486,454
TOTAL SE	8,011	345,579
Vivendi SA	740	23,864
		17,274,983
Germany — 2.5%
adidas AG (c)	8,464	3,081,153
Allianz SE	10,554	2,582,268
Daimler AG Registered	730	51,547
Deutsche Boerse AG	248	42,103
Deutsche Post AG Registered	397	19,647
Deutsche Telekom AG	151,307	2,765,080
E.ON SE	492	5,449
Evonik Industries AG	796	25,933
Fresenius SE & Co. KGaA	108	4,990
Henkel AG & Co. KGaA	121	11,648
Infineon Technologies AG	12,690	487,000
Rational AG	75	69,785
SAP SE	121	15,900
Siemens AG	44,001	6,297,712
Siemens Energy AG (c)	22,235	816,044
Vonovia SE	6,101	444,897
		16,721,156
Hong Kong — 0.6%
AIA Group Ltd.	303,400	3,737,180
China Resources Cement Holdings Ltd.	16,000	17,883
China Resources Power Holdings Co. Ltd.	12,000	12,963
CITIC Ltd.	6,000	4,259
CLP Holdings Ltd.	13,000	120,345
CSPC Pharmaceutical Group Ltd.	14,000	14,316
Hang Lung Properties Ltd.	83,000	219,676
HKT Trust & HKT Ltd.	81,000	105,149
Hysan Development Co. Ltd.	20,000	73,558
Lenovo Group Ltd.	16,000	15,140
		4,320,469
India — 0.3%
GAIL India Ltd.	2,891	4,902
HDFC Asset Management Co. Ltd. (e)	105	4,213
Hindustan Unilever Ltd.	330	10,829
Housing Development Finance Corp. Ltd.	151	5,306
Indian Oil Corp. Ltd.	2,681	3,344
Indus Towers Ltd.	615	1,941

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Maruti Suzuki India Ltd.	45	$4,725
NTPC Ltd.	6,952	9,510
Petronet LNG Ltd.	18,923	64,293
Power Grid Corp. of India Ltd.	1,451	3,756
Reliance Industries Ltd.	8,164	124,930
Reliance Industries Ltd.	74,636	2,029,571
Tata Consultancy Services Ltd.	147	5,773
Vedanta Ltd.	7,319	16,070
		2,289,163
Indonesia — 0.0%
Bank Central Asia Tbk PT	87,100	209,862
Ireland — 0.1%
Aon PLC Class A	18	3,803
Eaton Corp. PLC	378	45,413
Flutter Entertainment PLC (c)	3,614	748,241
Medtronic PLC	506	59,273
		856,730
Italy — 1.5%
Enel SpA	559,950	5,654,579
Intesa Sanpaolo (c)	507,080	1,183,036
RAI Way SpA (e)	80,245	536,611
Snam SpA	37,354	209,765
UniCredit SpA (c)	269,614	2,494,965
		10,078,956
Japan — 2.5%
Aisin Seiki Co. Ltd.	900	27,047
Ajinomoto Co., Inc.	42,700	967,652
Asahi Kasei Corp.	1,300	13,371
Astellas Pharma, Inc.	113,350	1,752,332
Canon, Inc.	1,200	23,044
Daifuku Co. Ltd.	2,900	358,950
Disco Corp.	1,400	472,205
Eisai Co. Ltd.	100	7,155
ENEOS Holdings, Inc.	5,600	20,133
Fanuc Ltd.	2,400	590,922
Fujitsu	100	14,476
Hitachi Ltd.	600	23,676
Honda Motor Co. Ltd.	500	13,964
Hoya Corp.	17,320	2,394,127
KDDI Corp.	12,600	374,187
Keyence Corp.	1,900	1,069,286
Kirin Holdings Co. Ltd.	200	4,722
Kose Corp.	5,100	871,603
Kyowa Kirin Co. Ltd.	100	2,733
Maeda Road Construction Co. Ltd.	2,000	33,626
Marubeni Corp.	1,200	7,998
Mitsubishi Corp.	500	12,330
Mitsubishi Estate Co. Ltd.	19,400	313,298
NEC Corp.	100	5,354
Nippon Telegraph & Telephone Corp.	13,280	340,516
Nomura Holdings, Inc.	1,100	5,823
NTT Data Corp.	900	12,333

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Olympus Corp.	300	$6,567
Oriental Land Co. Ltd.	3,800	628,094
Otsuka Holdings Co. Ltd.	200	8,575
Panasonic Corp.	1,300	15,021
Rakuten, Inc. (c)	400	3,842
Recruit Holdings Co. Ltd.	18,100	759,178
Ryohin Keikaku Co. Ltd.	15,200	310,527
Sekisui House Ltd.	300	6,112
Seven & i Holdings Co. Ltd.	600	21,307
Shin-Etsu Chemical Co. Ltd.	17,188	3,008,993
Sompo Holdings, Inc.	200	8,158
Sony Corp.	6,600	663,588
Suzuki Motor Corp.	30,637	1,422,379
Terumo Corp.	100	4,183
Toshiba Corp.	500	14,002
		16,613,389
Luxembourg — 0.0%
Globant SA (c)	886	192,802
Mexico — 0.0%
Fomento Economico Mexicano SAB de CV	342	2,594
Grupo Bimbo SAB de CV Series A	8,497	18,425
		21,019
Netherlands — 2.9%
Adyen NV (c) (e)	837	1,947,622
Akzo Nobel NV	35,066	3,766,765
ASML Holding NV	8,373	4,046,352
Fiat Chrysler Automobiles NV (c)	412	7,367
Heineken Holding NV	136	12,811
ING Groep NV (c)	405,684	3,843,194
ING Groep NV (c)	1,102	10,403
Koninklijke Philips NV (c)	50,011	2,676,407
NXP Semiconductors NV	18,924	3,009,105
Schlumberger NV	852	18,599
		19,338,625
Norway — 0.0%
LINK Mobility Group Holding ASA (c)	19,777	107,358
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	575	8,872
Portugal — 0.0%
Jeronimo Martins SGPS SA	6,985	118,128
Republic of Korea — 0.5%
Celltrion, Inc. (c)	38	12,523
Hana Financial Group, Inc.	155	4,929
Hyundai Mobis Co. Ltd.	29	6,841
Kakao Corp. (c)	1,761	633,355
KB Financial Group, Inc. (c)	195	7,745
Kia Motors Corp.	390	22,461
LG Chem Ltd.	1,641	1,249,147
LG Electronics, Inc. (c)	212	26,368
LG Uplus Corp.	526	5,697

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
NCSoft Corp.	376	$322,785
POSCO	524	131,306
Samsung Biologics Co. Ltd. (c) (e)	30	22,768

Samsung SDI Co. Ltd. (c)	1,425	826,564
		3,272,489
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	52	1,513
Singapore — 0.1%
ComfortDelGro Corp. Ltd.	76,900	97,264
DBS Group Holdings Ltd.	10,200	192,932
United Overseas Bank Ltd.	11,700	199,742
Wilmar International Ltd.	1,800	6,338
		496,276
South Africa — 0.0%
Anglo American Platinum Ltd.	284	27,695
AngloGold Ashanti Ltd.	495	11,316
Kumba Iron Ore Ltd.	190	8,072
MTN Group Ltd.	5,606	22,986
		70,069
Spain — 0.3%
Cellnex Telecom SA (e)	33,263	1,996,918
Telefonica SA (c)	4,903	19,603
		2,016,521
Sweden — 0.9%
Atlas Copco AB Class A	4,682	239,441
Hexagon AB Class B	6,932	631,252
Sandvik AB (c)	721	17,625
Swedbank AB Class A (c)	12,805	225,138
Telefonaktiebolaget LM Ericsson Class B	37,954	450,102
Volvo AB Class B (c)	190,697	4,487,543
		6,051,101
Switzerland — 1.0%
ABB Ltd. Registered	852	23,832
Alcon, Inc. (c)	4,152	273,949
Alcon, Inc. (c)	161	10,748
Chubb Ltd.	8,659	1,332,793
Cie Financiere Richemont SA	127	11,476
Nestle SA	6,247	735,452
Novartis AG Registered	423	39,953
Roche Holding AG	9,107	3,177,504
Sika AG Registered	2,322	633,911
Straumann Holding AG Registered	311	362,199
		6,601,817
Taiwan — 1.2%
ASE Technology Holding Co. Ltd.	3,000	8,681
Asustek Computer	1,000	8,939
Cathay Financial Holding Co. Ltd.	74,000	111,040

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Chunghwa Telecom Co. Ltd.	36,000	$139,654
Formosa Chemicals & Fibre Corp.	33,000	99,659
Formosa Petrochemical Corp.	18,000	63,931
Formosa Plastics Corp.	29,000	99,601
Fubon Financial Holding Co. Ltd.	80,000	133,368
Hon Hai Precision Industry Co. Ltd.	42,080	137,406
MediaTek, Inc.	6,000	160,235
Nan Ya Plastics Corp.	40,000	102,528
Nanya Technology Corp.	7,000	21,708
Taiwan Semiconductor Manufacturing Co. Ltd.	331,000	6,216,670
Uni-President Enterprises Corp.	59,000	142,002
United Microelectronics Corp.	12,000	20,116
Yageo Corp.	12,000	221,174
		7,686,712
Thailand — 0.1%
Advanced Info Service PCL	21,900	128,652
Intouch Holdings PCL	73,500	137,996
Thai Beverage PCL	86,800	48,293
		314,941
Turkey — 0.0%
Turkiye Petrol Rafinerileri AS (c)	1,790	26,027
United Kingdom — 2.1%
Anglo American PLC	4,736	157,743
Aptiv PLC	24,587	3,203,440
AstraZeneca PLC	15,703	1,568,871
Atlassian Corp. PLC Class A (c)	1,748	408,805
Barclays PLC (c)	240,013	481,708
Berkeley Group Holdings PLC	5,723	371,486
BHP Group PLC	9,261	244,063
BP PLC	2,129	7,334
Coca-Cola European Partners PLC	110	5,481
Diageo PLC	1,301	51,417
Experian PLC	1,224	46,640
Ferguson PLC	3,229	392,682
GlaxoSmithKline PLC	2,244	41,117
NMC Health PLC (a) (c) (d)	27,178	—
RELX PLC	17,711	435,636
Rio Tinto PLC	3,019	225,893
Royal Dutch Shell PLC Class A	554	9,835
Royal Dutch Shell PLC Class B	328	5,651
Sensata Technologies Holding PLC (c)	2,085	109,963
Unilever PLC	64,201	3,864,733
Vodafone Group PLC	1,504,247	2,475,440
		14,107,938
United States — 43.1%
Abbott Laboratories	26,459	2,896,996
AbbVie, Inc.	36,837	3,947,085
Adobe, Inc. (c)	118	59,014
Advanced Micro Devices, Inc. (c)	166	15,224
Aflac, Inc.	132	5,870
Air Products & Chemicals, Inc. (f)	17,518	4,786,268
Akamai Technologies, Inc. (c)	1,724	181,003

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Alaska Air Group, Inc.	3,013	$156,676
Alexion Pharmaceuticals, Inc. (c)	1,127	176,082
Alphabet, Inc. Class C (c)	5,497	9,630,084
Altair Engineering, Inc. Class A (c)	8,291	482,370
Altria Group, Inc.	263	10,783
Amazon.com, Inc. (c) (f)	3,511	11,435,081
American Express Co.	50	6,046
American Tower Corp.	15,320	3,438,727
American Water Works Co., Inc.	2,079	319,064
Amgen, Inc.	294	67,596
Analog Devices, Inc.	723	106,809
Annaly Capital Management, Inc.	7,566	63,933
Anthem, Inc.	9,199	2,953,707
Apellis Pharmaceuticals, Inc. (c)	3,262	186,586
Apple, Inc. (f)	111,586	14,806,346
Applied Materials, Inc.	42,562	3,673,101
Autodesk, Inc. (c)	6,233	1,903,184
Bank of America Corp.	177,008	5,365,112
Baxter International, Inc.	3,117	250,108
Becton Dickinson and Co.	8,152	2,039,793
Berkshire Hathaway, Inc. Class B (c)	3,536	819,892
BJ’s Wholesale Club Holdings, Inc. (c)	4,184	155,980
The Blackstone Group, Inc. Class A	364	23,591
Booking Holdings, Inc. (c)	70	155,909
Boston Scientific Corp. (c)	121,254	4,359,081
Bristol-Myers Squibb Co.	40,323	2,501,236
Broadcom, Inc.	533	233,374
Brown-Forman Corp. Class B	253	20,096
C.H. Robinson Worldwide, Inc.	3,462	324,978
C3.ai, Inc., Lockup Shares (Acquired 10/07/19, Cost $558,600) (b) (c) (d)	20,997	2,785,470
Cadence Design Systems, Inc. (c)	3,339	455,540
Capital One Financial Corp.	39,599	3,914,361
Cerner Corp.	198	15,539
The Charles Schwab Corp.	25,463	1,350,558
Charter Communications, Inc. Class A (c)	5,466	3,616,032
Ciena Corp. (c)	738	39,003
Cigna Corp.	69	14,364
Citigroup, Inc.	27,251	1,680,297
Cognizant Technology Solutions Corp. Class A	16,170	1,325,132
Colgate-Palmolive Co.	5,124	438,153
Comcast Corp. Class A (f)	94,954	4,975,590
ConocoPhillips	34,323	1,372,577
Corteva, Inc.	115	4,453
Costco Wholesale Corp.	5,025	1,893,320
Crowdstrike Holdings, Inc. Class A (c)	5,880	1,245,502
Crown Castle International Corp.	57	9,074
Cummins, Inc.	69	15,670
D.R. Horton, Inc.	48,221	3,323,391
Darden Restaurants, Inc.	1,204	143,420
Dell Technologies Class C (c)	30,284	2,219,514
Delta Air Lines, Inc.	451	18,135
Devon Energy Corp.	13,453	212,692
DexCom, Inc. (c)	125	46,215
Digital Realty Trust, Inc.	72	10,045
Dow, Inc.	10,857	602,564
Dynatrace, Inc. (c)	3,031	131,151
eBay, Inc.	932	46,833
Edwards Lifesciences Corp. (c)	7,657	698,548

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Emerson Electric Co.	389	$31,264
EOG Resources, Inc.	119	5,935
EPAM Systems, Inc. (c)	767	274,854
Equinix, Inc.	13	9,284
Expedia Group, Inc.	2,192	290,221
Facebook, Inc. Class A (c)	10,728	2,930,460
FedEx Corp.	100	25,962
Fieldwood Energy LLC (c)	4,052	—
Fieldwood Energy LLC (c)	1,094	—
FirstEnergy Corp.	253	7,744
Ford Motor Co.	446	3,920
Fortinet, Inc. (c)	2,872	426,578
Fortive Corp.	46,084	3,263,669
Fortune Brands Home & Security, Inc.	3,566	305,678
Freeport-McMoRan, Inc.	45,425	1,181,959
General Motors Co.	347	14,449
Gilead Sciences, Inc.	51	2,971
Global Payments, Inc.	11,669	2,513,736
The Goldman Sachs Group, Inc.	3,600	949,356
Guardant Health, Inc. (c)	3,367	433,939
HCA Healthcare, Inc.	17,336	2,851,079
Hilton Worldwide Holdings, Inc.	8,063	897,089
HP, Inc.	764	18,787
Humana, Inc.	302	123,902
Illinois Tool Works, Inc.	103	21,000
Illumina, Inc. (c)	308	113,960
Incyte Corp. (c)	87	7,567
Inphi Corp. (c)	367	58,893
Insulet Corp. (c)	407	104,041
Intel Corp.	1,071	53,357
International Flavors & Fragrances, Inc.	18,151	1,975,555
International Paper Co.	559	27,793
Intuit, Inc.	140	53,179
Intuitive Surgical, Inc. (c)	1,209	989,083
Iovance Biotherapeutics, Inc. (c)	2,291	106,302
Jawbone Health Hub, Inc. (Acquired 1/24/17, Cost $0) (a) (b) (c) (d)	19,705	—
Johnson & Johnson	38,978	6,134,358
JP Morgan Chase & Co.	61,094	7,763,215
Kinder Morgan, Inc.	1,021	13,957
L3 Harris Technologies, Inc.	25,850	4,886,167
Lam Research Corp.	31	14,640
Las Vegas Sands Corp.	3,905	232,738
Liberty Media Corp-Liberty SiriusXM Class A (c)	24,739	1,068,477
Liberty Media Corp-Liberty SiriusXM Class C (c)	31,006	1,349,071
Live Nation Entertainment, Inc. (c)	1,991	146,299
Lockheed Martin Corp.	27	9,584
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (a) (b) (c) (d)	3,711	20,819
Lowe's Cos., Inc.	24,933	4,001,996
Lyft, Inc. Class A (c)	17,843	876,627
Madison Square Garden Sports Corp. (c)	62	11,414
Marathon Oil Corp.	7,600	50,692
Marsh & McLennan Cos., Inc.	27,064	3,166,488
Masco Corp.	8,969	492,667
Mastercard, Inc. Class A	16,110	5,750,303
McDonald's Corp.	15,314	3,286,078
MercadoLibre, Inc. (c)	21	35,180
Merck & Co., Inc.	40,574	3,318,953
MGM Resorts International	2,245	70,740

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Microchip Technology, Inc.	13,549	$1,871,252
Micron Technology, Inc. (c)	31,877	2,396,513
Microsoft Corp.	59,953	13,334,746
Mondelez International Inc. Class A	5,549	324,450
MongoDB, Inc. (c)	850	305,184
Morgan Stanley	74,344	5,094,794
Netflix, Inc. (c)	63	34,066
Nevro Corp. (c)	620	107,322
New Relic, Inc. (c)	2,201	143,945
Newmont Corp.	6,199	371,258
NextEra Energy, Inc.	72,414	5,586,740
Northrop Grumman Corp.	357	108,785
NortonLifeLock, Inc.	9,167	190,490
NVIDIA Corp.	6,124	3,197,953
Okta, Inc. (c)	1,956	497,333
Otis Worldwide Corp.	502	33,910
Palantir Technologies, Inc. (c)	7,992	188,212
Palantir Technologies, Inc., Lockup Shares (Acquired 3/27/14-9/30/20, Cost $525,179) (b) (c) (d)	85,674	1,968,300
Palo Alto Networks, Inc. (c)	1,783	633,660
Paycom Software, Inc. (c)	674	304,817
PayPal Holdings, Inc. (c)	15,244	3,570,145
Peloton Interactive, Inc. Class A (c)	17,463	2,649,486
Penn National Gaming, Inc. (c)	4,124	356,190
PepsiCo, Inc.	3,054	452,908
Pfizer, Inc.	4,829	177,756
Philip Morris International, Inc.	214	17,717
Pioneer Natural Resources Co.	1,800	205,002
PPG Industries, Inc.	25,634	3,696,935
The Procter & Gamble Co.	105	14,610
Prologis, Inc.	191	19,035
Proofpoint, Inc. (c)	1,331	181,562
Prudential Financial, Inc.	256	19,986
PTC Therapeutics, Inc. (c)	1,107	67,560
PTC, Inc. (c)	33,169	3,967,344
PubMatic, Inc. (c)	7,263	203,073
QUALCOMM, Inc.	5,093	775,868
Quest Diagnostics, Inc.	1,426	169,936
Raytheon Technologies Corp.	31,184	2,229,968
Regeneron Pharmaceuticals, Inc. (c)	36	17,392
ResMed, Inc.	1,243	264,212
RingCentral, Inc. Class A (c)	382	144,767
Rockwell Automation, Inc.	65	16,303
salesforce.com, Inc. (c)	15,993	3,558,922
SBA Communications Corp.	43	12,132
Seagen, Inc. (c)	1,604	280,925
Sempra Energy	65	8,282
ServiceNow, Inc. (c)	3,062	1,685,417
Silk Road Medical, Inc. (c)	2,946	185,539
The Simply Good Foods Co. (c)	7,778	243,918
Southwest Airlines Co.	19,433	905,772
Splunk, Inc. (c)	2,636	447,830
Stanley Black & Decker, Inc.	34	6,071
Starbucks Corp.	31,641	3,384,954
Stryker Corp.	1,260	308,750
Sysco Corp.	68	5,050
T-Mobile US, Inc. (c)	2,783	375,288
Target Corp.	134	23,655

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Tesla Motors, Inc. (c)	42	$29,638
The The Home Depot, Inc.	12,199	3,240,298
Thermo Fisher Scientific, Inc.	5,870	2,734,129
The TJX Cos., Inc.	42,162	2,879,243
Toll Brothers, Inc.	8,797	382,406
TransDigm Group, Inc. (c)	1,120	693,112
The Travelers Cos., Inc.	2,449	343,766
Truist Financial Corp.	8,800	421,784
Twilio, Inc. Class A (c)	1,317	445,805
U.S. Bancorp	29,326	1,366,298
Uber Technologies, Inc. (c)	6,800	346,800
Union Pacific Corp.	24,942	5,193,423
United Parcel Service, Inc. Class B	17,647	2,971,755
United States Steel Corp.	12,611	211,486
UnitedHealth Group, Inc.	17,355	6,086,051
Vail Resorts, Inc.	60	16,738
Valero Energy Corp.	20,984	1,187,065
Verizon Communications, Inc.	4,971	292,046
Vertex Pharmaceuticals, Inc. (c)	4,427	1,046,277
Vertiv Holdings Co.	126,431	2,360,467
VF Corp.	38	3,246
Visa, Inc. Class A	3,771	824,831
Vistra Corp.	9,637	189,463
VMware, Inc. Class A (c) (g)	21,161	2,968,042
Vontier Corp. (c)	3,480	116,232
Vulcan Materials Co.	13,932	2,066,255
Wal-Mart Stores, Inc.	24,288	3,501,115
The Walt Disney Co. (c)	19,193	3,477,388
Western Digital Corp.	5,941	329,072
Weyerhaeuser Co.	7,596	254,694
Workday, Inc. Class A (c)	1,087	260,456
Wynn Resorts Ltd.	5,692	642,228
Xilinx, Inc.	5,012	710,551
Yum China Holdings, Inc.	4,220	240,920
Yum! Brands, Inc.	105	11,399
Zillow Group, Inc. Class C (c)	2,444	317,231
Zoetis, Inc.	2,286	378,333
Zoom Video Communications, Inc. Class A (c)	80	26,986
Zscaler, Inc. (c)	2,816	562,383
		289,407,359
TOTAL COMMON STOCK (Cost $326,055,239)		443,978,896

PREFERRED STOCK — 0.9%

Brazil — 0.0%
Centrais Eletricas Brasileiras SA	1,093	7,832
Itau Unibanco Holding SA 5.160%	24,981	151,433
		159,265
Germany — 0.0%
Volkswagen AG 1.580%	94	17,513

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
United Kingdom — 0.1%
Aptiv PLC, Convertible
5.500%	3,561	$549,462
United States — 0.8%
2020 Cash Mandatory Exchangeable Trust, Convertible	914	1,108,188
5.250% (e)
Becton Dickinson and Co., Convertible
6.000%	13,598	749,658
Boston Scientific Corp., Convertible
5.500%	2,343	256,722
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%
6.584% VRN	16,932	482,562
Databricks, Inc., Series F (Acquired 10/22/19, Cost $283,760) (a) (b) (c) (d)	6,607	444,519
GMAC Capital Trust I, Series 2, 7.542%, 3 mo. USD LIBOR + 5.785%
6.007% VRN	18,600	503,130
Grand Rounds, Inc., Series C, (Acquired 3/31/15, Cost $336,853) (a) (b) (c) (d)	121,323	419,778
Grand Rounds, Inc., Series D, (Acquired 5/01/18, Cost $185,458) (a) (b) (c) (d)	76,520	263,229
Lookout, Inc., Series F, (Acquired 9/19/14-10/22/14, Cost $628,910) (a) (b) (c) (d)	55,056	640,301
Wells Fargo & Co. Series L
7.500%	153	232,239
		5,100,326
TOTAL PREFERRED STOCK (Cost $4,937,433)		5,826,566

TOTAL EQUITIES (Cost $330,992,672)		449,805,462

	Principal Amount
BONDS & NOTES — 20.4%

BANK LOANS — 1.0%

France — 0.3%
Babilou Group, EUR Term Loan B, Euribor + 5.000%
5.000% VRN 10/08/27 EUR (h)	$713,000	866,952
Cablevision Lightpath LLC, Term Loan B, 3 mo. LIBOR + 3.250%
3.750% VRN 11/30/27	64,000	63,820
Casino Guichard-Perrachon SA, EUR Term Loan B, EURIBOR + 5.500%
5.500% VRN 1/31/24 EUR (h)	592,000	718,921
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan,
0.000% 12/15/27 (i)	233,000	233,072
LBM Acquisition LLC
Term Loan B,
0.000% 12/17/27 (i)	81,825	81,740
Delayed Draw Term Loan,
5.250% 12/09/27	18,183	18,164
White Cap Buyer LLC, Term Loan B, 6 mo. LIBOR + 4.000%
4.500% VRN 10/19/27	447,000	446,441
		2,429,110

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Netherlands — 0.3%
Boels Topholding BV, 2020 Term Loan B, EURIBOR + 4.000%
4.000% VRN 2/06/27 EUR (h)	$825,000	$1,006,853
Ziggo BV, 2019 Term Loan H, EURIBOR + 3.000%
3.000% VRN 1/31/29 EUR (h)	1,017,786	1,238,716
		2,245,569
United States — 0.4%
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, 3 mo. LIBOR + 6.000%
6.750% VRN 2/02/26	249,375	248,128
Airbnb, Inc., Term Loan, 1 mo. LIBOR + 7.500%
8.500% VRN 4/17/25	199,000	215,169
Caesars Resort Collection LLC, 2020 Term Loan, 1 mo. LIBOR + 4.500%
4.647% VRN 7/21/25	116,708	116,744
Douglas Dynamics Holdings, Inc., 2020 Additional Term Loan B, 1 mo. LIBOR + 3.750%
4.750% VRN 6/08/26	36,203	36,383
Herschend Entertainment Co. LLC, Term Loan B, 3 mo. LIBOR + 5.750%
6.750% VRN 8/25/25	300,248	301,749
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750%
1.898% VRN 6/22/26	491,275	484,982
Knowlton Development Corp., Inc., 2020 EUR Term Loan B, EURIBOR + 5.000%
5.000% VRN 12/22/25 EUR	628,612	767,144
Pacific Gas & Electric Co., 2020 Exit Term Loan B, 1 mo. LIBOR + 4.500%
5.500% VRN 6/23/25	161,190	162,842
Pike Corporation, 2020 Term Loan B, 1 mo. LIBOR + 3.970%
4.120% VRN 7/24/26	86,294	85,955
Shearer's Foods, Inc., 2020 Term Loan B, 3 mo. LIBOR + 4.000%
4.750% VRN 9/23/27	51,870	51,854
		2,470,950
TOTAL BANK LOANS (Cost $6,656,434)		7,145,629

CORPORATE DEBT— 5.8%

Argentina — 0.0%
YPF SA
8.500% 7/28/25 (e)	29,000	22,330
8.750% 4/04/24 (e)	10,000	8,780
		31,110
Australia — 0.4%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (e)	200,000	204,034
FMG Resources August 2006 Pty Ltd.
4.750% 5/15/22 (e)	10,000	10,288
5.125% 3/15/23 (e)	7,000	7,394
5.125% 5/15/24 (e)	11,000	11,935
Quintis (Australia) Pty Limited First Lien Note, (Acquired 7/20/16-10/01/20, Cost $1,123,715)
7.500% 10/01/26 (a) (b) (c) (d) (e)	1,087,280	1,087,280

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value

Quintis (Australia) Pty Limited Second Lien Note, (Acquired 7/20/16, Cost $1,077,000)
12.000% 10/01/28 (a) (b) (d) (e)	$1,095,355	$1,095,355
Westpac Banking Corp.
2.963% 11/16/40	44,000	46,854
		2,463,140
Austria — 0.0%
Suzano Austria GmbH
3.750% 1/15/31	69,000	73,209
Brazil — 0.0%
Oi SA
10.000% 7/27/25	64,000	68,081
British Virgin Islands — 0.0%
Gold Fields Orogen Holdings BVI Ltd.
5.125% 5/15/24 (e)	200,000	221,250
Canada — 0.1%
1011778 BC ULC / New Red Finance, Inc.
4.000% 10/15/30 (e)	116,000	117,558
4.375% 1/15/28 (e)	16,000	16,480
Bausch Health Cos., Inc.
5.500% 11/01/25 (e)	19,000	19,690
5.750% 8/15/27 (e)	6,000	6,435
6.250% 2/15/29 (e)	56,000	60,830
7.000% 1/15/28 (e)	16,000	17,587
9.000% 12/15/25 (e)	33,000	36,430
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.250% 9/15/27 (e)	9,000	9,574
Clarios Global LP
6.750% 5/15/25 (e)	6,000	6,465
First Quantum Minerals Ltd.
6.875% 10/15/27 (e)	200,000	217,000
GFL Environmental, Inc.
5.125% 12/15/26 (e)	10,000	10,637
Hudbay Minerals, Inc.
6.125% 4/01/29 (e)	26,000	28,015
Masonite International Corp.
5.375% 2/01/28 (e)	12,000	12,885
Mattamy Group Corp.
4.625% 3/01/30 (e)	126,000	133,560
5.250% 12/15/27 (e)	6,000	6,345
		699,491
Cayman Islands — 0.1%
Sable International Finance Ltd.
5.750% 9/07/27 (e)	300,000	319,125
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000% 9/20/25 (e)	52,000	58,240
Vale Overseas Ltd.
6.250% 8/10/26	78,000	96,720
		474,085

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Chile — 0.0%
Corp. Nacional del Cobre de Chile
4.250% 7/17/42 (e)	$200,000	$233,737

Colombia — 0.1%
Ecopetrol SA
6.875% 4/29/30	144,000	185,904
Empresas Publicas de Medellin ESP
4.250% 7/18/29 (e)	200,000	214,960
		400,864
France — 0.1%
Altice France SA
7.375% 5/01/26 (e)	200,000	210,500
BNP Paribas SA 5 year CMT + 2.050%
2.588% VRN 8/12/35 (e)	306,000	312,832
		523,332
India — 0.0%
Muthoot Finance Ltd.
6.125% 10/31/22 (e)	200,000	209,500
REI Agro Ltd., Convertible
5.500% 11/13/14 (d) (e) (j)	618,000	5,939
		215,439
Indonesia — 0.0%
Pertamina Persero PT
3.650% 7/30/29 (e)	200,000	222,500
Israel — 0.0%
Leviathan Bond Ltd.
5.750% 6/30/23 (e)	91,136	97,060
Luxembourg — 0.1%
Garfunkelux Holdco 3 SA
6.750% 11/01/25 EUR (e) (h)	133,000	166,541
7.750% 11/01/25 GBP (e) (h)	226,000	317,406
		483,947
Mexico — 0.1%
Petroleos Mexicanos
6.350% 2/12/48	90,000	81,585
6.500% 3/13/27	212,000	223,276
6.950% 1/28/60	30,000	28,220
7.690% 1/23/50	30,000	30,247
		363,328
Netherlands — 0.1%
Bio City Development Co. B.V., (Acquired 7/05/11, Cost $1,400,000)
8.000% 7/06/21 (a) (b) (d) (e) (j)	1,400,000	143,500
Equate Petrochemical BV
4.250% 11/03/26 (e)	200,000	222,754
Petrobras Global Finance BV
5.299% 1/27/25	70,000	79,101
5.600% 1/03/31	251,000	288,474

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
5.999%1/27/28	$41,000	$47,991
		781,820
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.250% 11/24/30 (e)	400,000	407,338

Spain — 0.0%
Banco Santander SA
2.746% 5/28/25	200,000	213,505

Switzerland — 0.1%
Credit Suisse Group AG 5 year CMT + 3.554%
4.500% VRN (e) (k)	200,000	200,980
UBS Group AG
4.125% 9/24/25 (e)	220,000	251,913
		452,893
United Arab Emirates — 0.0%
DP World PLC
6.850% 7/02/37 (e)	100,000	137,000

United Kingdom — 0.3%
Algeco Global Finance Plc
6.500% 2/15/23 EUR (e) (h)	776,000	959,812
Ellaktor Value PLC
6.375% 12/15/24 EUR (e) (h)	420,000	478,459
Lloyds Banking Group PLC 5 Year UK Gilt
2.707% VRN 12/03/35 GBP (e) (h)	521,000	746,262
Vodafone Group PLC 5 year USD Swap + 4.873%
7.000% VRN 4/04/79	17,000	21,149
		2,205,682
United States — 4.2%
Acadia Healthcare Co., Inc.
5.000% 4/15/29 (e)	18,000	19,215
5.500% 7/01/28 (e)	75,000	80,554
The ADT Security Corp.
4.875% 7/15/32 (e)	8,000	8,670
Affinity Gaming
6.875% 12/15/27 (e)	68,000	71,250
Air Lease Corp.
3.125% 12/01/30	129,000	134,286
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC
3.500% 2/15/23 (e)	11,000	11,275
3.500% 3/15/29 (e)	333,000	336,953
5.750% 3/15/25	42,000	43,260
7.500% 3/15/26 (e)	9,000	10,071
AMC Networks, Inc.
4.750% 8/01/25	11,000	11,360
5.000% 4/01/24	14,000	14,228
American Builders & Contractors Supply Co., Inc.
4.000% 1/15/28 (e)	8,000	8,280
American Express Co. 3 mo. USD LIBOR + 3.285%
3.502% VRN (k)	241,000	234,582
AMN Healthcare, Inc.
4.000% 4/15/29 (e)	23,000	23,517

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Aramark Services, Inc.
4.750% 6/01/26	$19,000	$19,560
5.000% 2/01/28 (e)	44,000	46,365
Avantor Funding, Inc.
4.625% 7/15/28 (e)	95,000	100,462
B&G Foods, Inc.
5.250% 9/15/27	6,000	6,379
Ball Corp.
2.875% 8/15/30	81,000	80,797
Bank of America Corp. SOFR + 2.150%
2.592% VRN 4/29/31	247,000	264,724
Bausch Health Americas, Inc.
9.250% 4/01/26 (e)	31,000	34,565
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625% 12/15/25 (e)	27,000	28,755
Boise Cascade Co.
4.875% 7/01/30 (e)	20,000	21,650
BP Capital Markets America, Inc.
1.749% 8/10/30	48,000	48,294
British Airways 2020-1 Class A Pass Through Trust
4.250% 5/15/34 (e)	43,000	45,956
Buckeye Partners LP
4.125% 3/01/25 (e)	125,000	126,562
4.150% 7/01/23	5,000	5,138
Builders FirstSource, Inc.
6.750% 6/01/27 (e)	9,000	9,762
BY Crown Parent LLC / BY Bond Finance, Inc.
4.250% 1/31/26 (e)	30,000	30,750
Caesars Entertainment, Inc.
6.250% 7/01/25 (e)	622,000	662,430
Caesars Resort Collection LLC / CRC Finco Inc.
5.750% 7/01/25 (e)	94,000	99,600
Calpine Corp.
4.500% 2/15/28 (e)	26,000	27,040
5.125% 3/15/28 (e)	64,000	67,326
Carrier Global Corp.
3.577% 4/05/50	114,000	127,568
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (e)	64,000	69,056
Cedar Fair LP
5.250% 7/15/29	7,000	7,207
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375% 4/15/27	7,000	7,158
5.500% 5/01/25 (e)	21,000	21,893
Centene Corp.
3.000% 10/15/30	250,000	264,975
4.250% 12/15/27	35,000	37,100
4.750% 1/15/25	210,000	215,508
5.375% 6/01/26 (e)	235,000	247,857
5.375% 8/15/26 (e)	11,000	11,619
CenturyLink, Inc.
4.000% 2/15/27 (e)	20,000	20,650
5.125% 12/15/26 (e)	20,000	21,119
Charles River Laboratories International, Inc.
5.500% 4 /01/26 (e)	7,000	7,332
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (k)	129,000	135,772

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% 4/01/31	$418,000	$442,110
Cheniere Energy Partners LP
4.500% 10/01/29	31,000	32,791
5.250% 10/01/25	55,000	56,444
5.625% 10/01/26	16,000	16,640
Cheniere Energy, Inc.
4.625% 10/15/28 (e)	144,000	151,200
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (e)	27,000	27,405
CHS/Community Health Systems, Inc.
8.000% 3/15/26 (e)	82,000	88,355
Churchill Downs, Inc.
4.750% 1/15/28 (e)	6,000	6,315
5.500% 4/01/27 (e)	9,000	9,529
Citigroup, Inc.
3 mo. USD LIBOR + 4.095% 4.316% VRN (k)	333,000	331,335
SOFR + 3.914% 4.412% VRN 3/31/31	172,000	208,577
Clarios Global LP/Clarios US Finance Co.
6.250% 5/15/26 (e)	11,000	11,798
Clark Equipment Co.
5.875% 6/01/25 (e)	27,000	28,485
Clean Harbors, Inc.
4.875% 7/15/27 (e)	8,000	8,346
CNX Resources Corp.
7.250% 3/14/27 (e)	8,000	8,560
Colfax Corp.
6.000% 2/15/24 (e)	9,000	9,326
Colt Merger Sub, Inc.
8.125% 7/01/27 (e)	215,000	238,010
CommScope, Inc.
7.125% 7/01/28 (e)	82,000	87,330
Continental Resources, Inc.
4.375% 1/15/28	10,000	10,252
Crown Castle International Corp.
4.150% 7/01/50	266,000	323,320
CrownRock LP / CrownRock Finance, Inc.
5.625% 10/15/25 (e)	28,000	28,594
CSC Holdings LLC
4.125% 12/01/30 (e)	255,000	266,628
4.625% 12/01/30 (e)	416,000	434,200
5.500% 5/15/26 (e)	200,000	208,000
Darling Ingredients, Inc.
5.250% 4/15/27 (e)	7,000	7,443
DaVita, Inc.
3.750% 2/15/31 (e)	837,000	849,856
4.625% 6/01/30 (e)	395,000	419,194
DCP Midstream Operating LP
5.125% 5/15/29	7,000	7,764
5.375% 7/15/25	12,000	13,186
DISH DBS Corp.
7.750% 7/01/26	32,000	35,840
Elanco Animal Health, Inc.
4.912% STEP 8/27/21	7,000	7,158
5.272% STEP 8/28/23	11,000	12,018
5.900% STEP 8/28/28	16,000	18,880

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e)	$11,000	$11,391
Encompass Health Corp.
4.500% 2/01/28	18,000	18,810
Endeavor Energy Resources LP / EER Finance, Inc.
5.500% 1/30/26 (e)	7,000	7,183
5.750% 1/30/28 (e)	34,000	36,676
6.625% 7/15/25 (e)	12,000	12,840
Energizer Holdings, Inc.
4.375% 3/31/29 (e)	32,000	33,137
4.750% 6/15/28 (e)	54,000	56,835
ESH Hospitality, Inc.
4.625% 10/01/27 (e)	8,000	8,200
5.250% 5/01/25 (e)	18,000	18,450
Ford Motor Co.
9.000% 4/22/25	44,000	53,944
9.625% 4/22/30	13,000	18,346
Ford Motor Credit Co. LLC
4.125% 8/17/27	233,000	244,067
Forestar Group, Inc.
5.000% 3/01/28 (e)	266,000	274,645
8.000% 4/15/24 (e)	83,000	87,357
Freeport-McMoRan, Inc.
4.625% 8/01/30	60,000	65,850
5.000% 9/01/27	34,000	36,040
The Fresh Market, Inc.
9.750% 5/01/23 (e)	87,000	89,610
Front Range BidCo, Inc.
4.000% 3/01/27 (e)	17,000	17,043
GCI LLC
4.750% 10/15/28 (e)	38,000	40,529
General Electric Co.
4.350% 5/01/50	70,000	85,130
General Motors Financial Co., Inc.
2.700% 8/20/27	228,000	241,807
5 year CMT + 4.997% 5.700% VRN (k)	51,000	56,227
Genesis Energy LP / Genesis Energy Finance Corp.
8.000% 1/15/27	31,000	30,696
Global Payments, Inc.
2.900% 5/15/30	155,000	168,775
GLP Capital LP / GLP Financing II, Inc.
4.000% 1/15/31	117,000	127,673
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%
4.128% VRN (k)	386,000	385,220
Graham Packaging Co., Inc.
7.125% 8/15/28 (e)	16,000	17,680
Gray Escrow, Inc.
7.000% 5/15/27 (e)	21,000	22,995
Great Western Petroleum LLC / Great Western Finance Corp.
9.000% 9/30/21 (e)	92,000	53,360
Hanesbrands, Inc.
4.625% 5/15/24 (e)	13,000	13,618
Harsco Corp.
5.750% 7/31/27 (e)	5,000	5,288
HCA, Inc.
3.500% 9/01/30	515,000	547,227
Herc Holdings, Inc.
5.500% 7/15/27 (e)	13,000	13,780

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Hess Corp.
4.300% 4/01/27	$120,000	$132,297
Hilton Domestic Operating Co., Inc.
4.000% 5/01/31 (e)	39,000	41,149
4.875% 1/15/30	21,000	22,943
5.125% 5/01/26	21,000	21,683
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875% 4/01/27	8,000	8,467
Hologic, Inc.
3.250% 2/15/29 (e)	220,000	223,850
The Howard Hughes Corp.
5.375% 3/15/25 (e)	68,000	70,125
5.375% 8/01/28 (e)	191,000	205,420
Hughes Satellite Systems Corp.
7.625% 6/15/21	64,000	65,600
iHeartCommunications, Inc.
4.750% 1/15/28 (e)	64,000	65,680
5.250% 8/15/27 (e)	68,000	71,400
6.375% 5/01/26	455,917	487,831
8.375% 5/01/27	117,060	124,957
Iron Mountain, Inc.
4.500% 2/15/31 (e)	266,000	278,635
4.875% 9/15/27 (e)	22,000	22,990
5.250% 3/15/28 (e)	18,000	18,995
5.250% 7/15/30 (e)	301,000	325,080
Jagged Peak Energy LLC
5.875% 5/01/26	10,000	10,350
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
5.000% 6/15/28 (e)	27,000	28,822
JBS USA LUX SA/JBS USA Finance, Inc.
5.750% 6/15/25 (e)	49,000	50,592
6.500% 4/15/29 (e)	21,000	24,446
6.750% 2/15/28 (e)	14,000	15,729
Joseph T Ryerson & Son, Inc.
8.500% 8/01/28 (e)	36,000	40,770
Kaiser Aluminum Corp.
4.625% 3/01/28 (e)	5,000	5,188
Kraft Heinz Foods Co.
5.000% 7/15/35	19,000	23,033
Kronos Acquisition Holdings, Inc.
9.000% 8/15/23 (e)	174,000	178,263
L Brands, Inc.
5.250% 2/01/28	23,000	24,002
6.625% 10/01/30 (e)	24,000	26,700
Lamar Media Corp.
4.000% 2/15/30	9,000	9,338
4.875% 1/15/29	26,000	27,625
5.750% 2/01/26	9,000	9,281
Lamb Weston Holdings, Inc.
4.625% 11/01/24 (e)	12,000	12,510
4.875% 11/01/26 (e)	12,000	12,544
4.875% 5/15/28 (e)	6,000	6,698
Lennar Corp.
4.125% 1/15/22	8,000	8,190
4.500% 4/30/24	9,000	9,945
Level 3 Financing, Inc.
3.625% 1/15/29 (e)	269,000	268,327
4.250% 7/01/28 (e)	477,000	490,117

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 3/15/26	$11,000	$11,366
Marriott Ownership Resorts, Inc.
6.125% 9/15/25 (e)	200,000	213,000
Marriott Ownership Resorts, Inc. / ILG LLC
6.500% 9/15/26	11,000	11,495
MasTec, Inc.
4.500% 8/15/28 (e)	7,000	7,350
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (e)	57,000	57,570
McDonald's Corp.
4.450% 9/01/48	150,000	196,362
Meritor, Inc.
4.500% 12/15/28 (e)	2,000	2,050
6.250% 6/01/25 (e)	76,000	82,080
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.875% 2/15/29 (e)	87,000	88,957
4.625% 6/15/25 (e)	44,000	47,124
5.625% 5/01/24	15,000	16,292
5.750% 2/01/27	12,000	13,462
MGM Resorts International
5.500% 4/15/27	20,000	22,290
6.750% 5/01/25	15,000	16,236
Michaels Stores, Inc.
8.000% 7/15/27 (e)	102,000	109,650
Molina Healthcare, Inc.
3.875% 11/15/30 (e)	34,000	36,465
5.375% STEP 11/15/22	10,000	10,588
Morgan Stanley 3 mo. USD LIBOR + 3.610%
3.847% VRN (k)	277,000	275,006
MPT Operating Partnership LP / MPT Finance Corp.
4.625% 8/01/29	24,000	25,650
5.000% 10/15/27	20,000	21,275
Nationstar Mortgage Holdings, Inc.
5.125% 12/15/30 (e)	31,000	32,402
5.500% 8/15/28 (e)	54,000	56,700
NBCUniversal Enterprise, Inc.
5.250% (e)(k)	300,000	306,000
Netflix, Inc.
5.500% 2/15/22	10,000	10,463
The New Home Co., Inc.
7.250% 10/15/25 (e)	70,000	71,889
Newell Brands, Inc.
4.350% STEP 4/01/23	19,000	19,929
Nexstar Broadcasting, Inc.
4.750% 11/01/28 (e)	83,000	86,839
5.625% 7/15/27 (e)	30,000	32,137
NRG Energy, Inc.
2.000% 12/02/25 (e)	33,000	34,220
5.250% 6/15/29 (e)	26,000	28,600
5.750% 1/15/28	12,000	13,110
6.625% 1/15/27	18,000	19,009
7.250% 5/15/26	15,000	15,825
NuStar Logistics LP
5.750% 10/01/25	222,000	236,430
ONEOK Partners LP
4.900% 3/15/25	260,000	295,718

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp.
3.600% 4/01/40	$488,000	$571,539
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625% 3/15/30 (e)	5,000	5,111
5.000% 8/15/27 (e)	14,000	14,245
6.250% 6/15/25 (e)	24,000	25,320
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% 10/01/28 (e)	33,000	35,145
7.500% 6/01/25 (e)	6,000	6,480
Parsley Energy LLC/Parsley Finance Corp.
5.250% 8/15/25 (e)	176,000	183,304
5.375% 1/15/25 (e)	69,000	70,960
5.625% 10/15/27 (e)	10,000	10,945
PBF Holding Co. LLC / PBF Finance Corp.
9.250% 5/15/25 (e)	182,000	179,434
PennyMac Financial Services, Inc.
5.375% 10/15/25 (e)	5,000	5,288
PetSmart, Inc.
5.875% 6/01/25 (e)	15,000	15,413
PG&E Corp.
5.000% 7/01/28	161,000	171,465
5.250% 7/01/30	28,000	30,800
Picasso Finance Sub, Inc.
6.125% 6/15/25 (e)	35,000	37,450
Pilgrim's Pride Corp.
5.875% 9/30/27 (e)	12,000	13,015
Pioneer Natural Resources Co.
1.900% 8/15/30	189,000	187,330
Post Holdings, Inc.
4.625% 4/15/30 (e)	71,000	74,689
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375% 8/31/27 (e)	48,000	47,640
6.250% 1/15/28 (e)	21,000	22,545
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	143,000	153,357
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	211,000	226,433
Quicken Loans LLC
5.250% 1/15/28 (e)	73,000	77,927
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.625% 3/01/29 (e)	446,000	454,920
3.875% 3/01/31 (e)	379,000	393,212
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (e)	77,000	79,406
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.000% 10/15/27 (e)	20,000	20,500
5.125% 7/15/23 (e)	2,000	2,025
Rockies Express Pipeline LLC
4.950% 7/15/29 (e)	6,000	6,241
Scientific Games International, Inc.
5.000% 10/15/25 (e)	14,000	14,446
SeaWorld Parks & Entertainment, Inc.
9.500% 8/01/25 (e)	26,000	28,226
Select Medical Corp.
6.250% 8/15/26 (e)	527,000	567,537
Service Properties Trust
4.350% 10/01/24	8,000	7,900
4.500% 6/15/23	230,000	231,150
5.000% 8/15/22	316,000	321,530

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
7.500% 9/15/25	$40,000	$46,093
Shea Homes LP / Shea Homes Funding Corp.
4.750% 4/01/29 (e)	117,000	120,217
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625% 11/01/26 (e)	18,000	18,720
Simmons Foods, Inc.
5.750% 11/01/24 (e)	6,000	6,128
Sirius XM Radio, Inc.
3.875% 8/01/22 (e)	14,000	14,210
4.125% 7/01/30 (e)	265,000	282,059
4.625% 7/15/24 (e)	20,000	20,725
5.000% 8/01/27 (e)	21,000	22,313
5.375% 7/15/26 (e)	14,000	14,595
5.500% 7/01/29 (e)	18,000	19,806
Six Flags Entertainment Corp.
4.875% 7/31/24 (e)	14,000	14,012
Six Flags Theme Parks, Inc.
7.000% 7/01/25 (e)	8,000	8,640
SM Energy Co.
1.500% 7/01/21	160,000	150,644
10.000% 1/15/25 (e)	144,000	154,800
Specialty Building Products Holdings LLC / SBP Finance Corp.
6.375% 9/30/26 (e)	7,000	7,418
Standard Industries, Inc.
3.375% 1/15/31 (e)	26,000	26,130
4.375% 7/15/30 (e)	68,000	72,742
5.000% 2/15/27 (e)	7,000	7,315
Steel Dynamics, Inc.
3.250% 1/15/31	17,000	19,010
Stericycle, Inc.
3.875% 1/15/29 (e)	17,000	17,468
Summit Materials LLC / Summit Materials Finance Corp.
5.250% 1/15/29 (e)	31,000	32,550
Sunoco LP / Sunoco Finance Corp.
4.500% 5/15/29 (e)	32,000	33,280
4.875% 1/15/23	14,000	14,176
5.500% 2/15/26	11,000	11,275
6.000% 4/15/27	8,000	8,504
T-Mobile USA, Inc.
2.250% 11/15/31 (e)	108,000	110,845
2.550% 2/15/31 (e)	139,000	145,960
3.875% 4/15/30 (e)	163,000	188,787
Talen Energy Supply LLC
7.625% 6/01/28 (e)	215,000	231,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125% 2/01/25	7,000	7,175
5.375% 2/01/27	7,000	7,353
5.875% 4/15/26	14,000	14,843
6.500% 7/15/27	11,000	11,935
6.875% 1/15/29	12,000	13,515
Taylor Morrison Communities, Inc.
5.875% 6/15/27 (e)	4,000	4,533
TEGNA, Inc.
4.625% 3/15/28 (e)	11,000	11,248
4.750% 3/15/26 (e)	53,000	56,593
Teleflex, Inc.
4.625% 11/15/27	7,000	7,523

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Tempur Sealy International, Inc. 5.500% 6/15/26	$8,000	$8,326
Tenet Healthcare Corp. 4.625% 7/15/24	60,000	61,501
4.625% 9/01/24 (e)	8,000	8,260
4.625% 6/15/28 (e)	34,000	35,615
4.875% 1/01/26 (e)	29,000	30,337
5.125% 5/01/25	19,000	19,370
6.250% 2/01/27 (e)	22,000	23,320
Terex Corp. 5.625% 2/01/25 (e)	15,000	15,452
TransDigm, Inc. 6.250% 3/15/26 (e)	1,056,000	1,124,640
6.375% 6/15/26	20,000	20,700
TreeHouse Foods, Inc. 4.000% 9/01/28	6,000	6,206
Uber Technologies, Inc. 6.250% 1/15/28 (e)	32,000	34,800
Under Armour, Inc. 3.250% 6/15/26	6,000	6,038
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29	561,000	605,999
United Rentals North America, Inc. 3.875% 2/15/31	110,000	115,395
4.875% 1/15/28	23,000	24,495
5.500% 5/15/27	15,000	16,050
5.875% 9/15/26	15,000	15,881
United Shore Financial Services LLC 5.500% 11/15/25 (e)	537,000	566,535
US Concrete, Inc. 5.125% 3/01/29 (e)	76,000	78,280
6.375% 6/01/24	3,000	3,075
US Foods, Inc. 6.250% 4/15/25 (e)	11,000	11,756
USB Capital IX 3 mo. USD LIBOR + 1.020% 3.500% VRN (k)	100,000	98,250
Vail Resorts, Inc. 6.250% 5/15/25 (e)	7,000	7,473
Valvoline, Inc. 4.250% 2/15/30 (e)	7,000	7,420
ViaSat, Inc. 5.625% 4/15/27 (e)	7,000	7,350
VICI Properties LP / VICI Note Co., Inc. 3.500% 2/15/25 (e)	95,000	97,164
3.750% 2/15/27 (e)	95,000	97,137
4.125% 8/15/30 (e)	110,000	116,119
Vistra Operations Co. LLC 5.000% 7/31/27 (e)	18,000	19,080
5.500% 9/01/26 (e)	14,000	14,591
5.625% 2/15/27 (e)	341,000	362,701
Weekley Homes LLC / Weekley Finance Corp. 4.875% 9/15/28 (e)	81,000	84,645
The William Carter Co. 5.625% 3/15/27 (e)	7,000	7,368
Williams Scotsman International, Inc. 4.625% 8/15/28 (e)	20,000	20,700
WMG Acquisition Corp. 3.875% 7/15/30 (e)	6,000	6,377

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
WPX Energy, Inc. 4.500% 1/15/30	$16,000	$16,960
5.250% 10/15/27	11,000	11,656
5.750% 6/01/26	7,000	7,359
Wyndham Destinations, Inc. 6.625% 7/31/26 (e)	121,000	138,545
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (e)	45,000	46,757
5.375% 4/15/26 (e)	7,000	7,245
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (e)	18,000	18,554
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/01/29 (e)	15,000	15,713
7.750% 4/15/25 (e)	12,000	13,005
Xerox Holdings Corp. 5.000% 8/15/25 (e)	114,000	121,327
XHR LP 6.375% 8/15/25 (e)	213,000	224,715
XPO Logistics, Inc. 6.125% 9/01/23 (e)	8,000	8,140
6.250% 5/01/25 (e)	59,000	63,492
6.750% 8/15/24 (e)	15,000	15,938
Yum! Brands, Inc. 3.625% 3/15/31	141,000	142,527
4.750% 1/15/30 (e)	17,000	18,641
		28,123,569

TOTAL CORPORATE DEBT (Cost $39,196,777)		38,892,380

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
United States — 0.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.142% VRN 8/10/35 (e) (l)	115,000	118,019
AOA Mortgage Trust, Series 2015-1177, Class C, 3.010% VRN 12/13/29 (e) (l)	100,000	99,058
BANK Series 2017-BNK9, Class A4, 3.538% 11/15/54	57,084	65,139
Series 2017-BNK8, Class B, 3.927% VRN 11/15/50 (l)	41,354	45,961
Barclays Commercial Mortgage Trust, Series 2018-TALL, Class C, 1 mo. USD LIBOR + 1.121% 1.280% FRN 3/15/37 (e)	128,000	123,566
Bayview Commercial Asset Trust Series 2006-3A, Class M1, 1 mo. USD LIBOR + .340% 0.488% FRN 10/25/36 (e)	16,544	15,232
Series 2005-3A, Class M6, 1 mo. USD LIBOR + 1.050% 1.198% FRN 11/25/35 (e)	12,242	11,268
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.633% 3/10/33 (e)	100,000	104,694
BX Commercial Mortgage Trust Series 2019-XL, Class G, 1 mo. USD LIBOR + 2.300% 2.459% FRN 10/15/36 (e)	261,057	257,241
Series 2018-BIOA, Class F, 1 mo. USD LIBOR + 2.471% 2.630% FRN 3/15/37 (e)	207,000	206,120
Series 2019-XL, Class J, 1 mo. USD LIBOR + 2.650% 2.809% FRN 10/15/36 (e)	286,284	281,419

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-VKNG, Class G, 1 mo. USD LIBOR + 3.250% 3.409% FRN 10/15/37 (e)	$100,000	$99,504
BX Trust Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.209% FRN 11/15/35 (e)	70,000	69,674
Series 2019-OC11, Class D, 4.076% VRN 12/09/41 (e) (l)	204,000	212,898
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (e) (l)	286,000	285,495
CD Commercial Mortgage Trust, Series 2017-CD6, Class B, 3.911% VRN 11/13/50 (l)	22,907	24,877
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 mo. USD LIBOR + 2.150% 2.309% FRN 7/15/32 (e)	91,354	91,133
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class AS, 3.863% 7/10/47	148,128	158,773
Series 2018-C6, Class A4, 4.412% 11/10/51	53,900	64,854
Series 2014-GC19, Class D, 5.092% VRN 3/10/47 (e) (l)	31,563	33,081
COMM Mortgage Trust, Series 2014-CR21, Class A 3, 3.528% 12/10/47	109,700	118,710
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.350% 2.509% FRN 12/15/31 (e)	53,000	50,241
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.561% 3/15/53	309,965	334,833
CSMC, Series 2020-NET, Class A, 2.257% 8/15/37 (e)	108,000	111,894
GRACE Mortgage Trust, Series 2014-GRCE, Class B, 3.520% 6/10/28 (e)	100,000	100,753
GS Mortgage Securities Trust, Series 2020-GC47, Class AS, 2.731% 5/12/53	118,084	124,003
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.029% 3/10/52	114,000	135,363
Series 2018-WPT, Class DFX, 5.350% 7/05/33 (e)	58,198	57,980
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.190% 8/21/34 (e)	150,000	152,158
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.720% 12/15/49	89,000	101,950
Series 2015-C24, Class C, 4.342% VRN 5/15/48 (l)	17,233	17,634
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698% 2/15/53	76,000	82,708
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.420% 1/15/43 (e)	81,851	85,572
SLM Private Credit Student Loan Trust Series 2007-A, Class A4A, 3 mo. USD LIBOR + .240% 0.457% FRN 12/16/41	176,317	169,134
Series 2006-A, Class A5, 3 mo. USD LIBOR + .290% 0.507% FRN 6/15/39	167,098	160,597
Series 2005-B, Class A4, 3 mo. USD LIBOR + .330% 0.547% FRN 6/15/39	108,936	102,947
Series 2010-C, Class A5, 1 mo. USD LIBOR + 4.750% 4.909% FRN 10/15/41 (e)	422,000	456,910
SMB Private Education Loan Trust Series 2020-BA, Class B, 2.760% 7/15/53 (e)	100,000	96,651
Series 2019-A, Class A2A, 3.440% 7/15/36 (e)	106,470	112,105
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.690% 6/15/48 (e)	100,000	104,311
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.921% 10/15/52	31,331	34,373
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.030% VRN 8/10/49 (e) (l)	46,431	47,249

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
VNO Mortgage Trust 3.903% VRN 1/10/35 (e) (l)	$100,000	$99,953
Wells Fargo Commercial Mortgage Trust Series 2020-C58, Class XA, 1.889% VRN 7/15/53 (l)	1,000,000	144,959
Series 2018-1745, Class A, 3.749% VRN 6/15/36 (e) (l)	100,000	110,359
Series 2015-C28, Class AS, 3.872% VRN 5/15/48 (l)	90,000	98,850
Series 2017-C38, Class C, 3.903% VRN 7/15/50 (l)	34,422	35,671
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (l)	82,814	89,485
		5,705,359

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,576,548)		5,705,359

SOVEREIGN DEBT OBLIGATIONS — 8.3%
Argentina — 0.2%
Argentine Republic Government International Bond 0.125% STEP 7/09/30	957,844	387,927
0.125% STEP 7/09/35	1,206,206	440,265
0.125% STEP 1/09/38	389,621	159,258
1.000% 7/09/29	100,849	43,744
		1,031,194
Australia — 0.7%
Australia Government International Bond 3.000% 3/21/47 AUD (e) (h)	4,751,000	4,511,104
Bahrain — 0.1%
Bahrain Government International Bond 6.750% 9/20/29 (e)	400,000	459,005
Brazil 0.2%
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/27 BRL (h)	5,733,000	1,251,368
Brazilian Government International Bond 4.625% 1/13/28	200,000	224,002
		1,475,370
China — 2.6%
China Government International Bond 2.680% 5/21/30 CNY (h)	58,740,000	8,616,541
3.290% 5/23/29 CNY (h)	55,420,000	8,509,385
		17,125,926
Colombia — 0.1%
Colombia Government International Bond 4.125% 5/15/51	200,000	222,000
4.500% 3/15/29	200,000	231,864
8.125% 5/21/24	109,000	133,525
		587,389
Dominican Republic — 0.1%
Dominican Republic International Bond 4.500% 1/30/30 (e)	150,000	162,564

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
5.950% 1/25/27 (e)	$100,000	$117,126
		279,690
Egypt — 0.1%
Egypt Government International Bond 5.875% 6/11/25 (e)	317,000	343,827
7.600% 3/01/29 (e)	204,000	234,196
		578,023
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe 0.000% 8/15/50 EUR (e) (h)	646,915	829,180
Greece — 0.2%
Hellenic Republic Government Bond 2.000% 4/22/27 EUR (e) (h)	1,174,000	1,583,095
Indonesia — 0.0%
Indonesia Government International Bond 4.100% 4/24/28	200,000	232,322
Italy — 1.9%
Italy Buoni Poliennali Del Tesoro 0.950% 8/01/30 EUR (e) (h)	3,239,000	4,135,588
1.350% 4/01/30 EUR (e) (h)	3,879,000	5,127,915
3.850% 9/01/49 EUR (e) (h)	1,953,000	3,768,215
		13,031,718
Japan — 0.8%
Japan Government Thirty Year Bond 0.400% 9/20/49 JPY (h)	586,650,000	5,345,500
Mexico — 0.1%
Mexico Government International Bond 3.750% 1/11/28	266,000	298,851
4.750% 4/27/32	200,000	240,700
		539,551
Panama — 0.0%
Panama Government International Bond 6.700% 1/26/36	53,000	78,706
Qatar — 0.0%
Qatar Government International Bond 4.400% 4/16/50 (e)	200,000	260,550
Romania — 0.0%
Romanian Government International Bond 6.125% 1/22/44 (e)	56,000	78,982
Russia — 0.0%
Russian Foreign Bond - Eurobond 5.250% 6/23/47 (e)	200,000	276,750
Saudi Arabia — 0.0%
Saudi Government International Bond 4.625% 10/04/47 (e)	200,000	247,050

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Spain — 1.0%
Spain Government International Bond
0.600% 10/31/29 EUR (e) (h)	$3,425,000	$4,429,644
1.000% 10/31/50 EUR (e) (h)	823,000	1,039,401
1.250% 10/31/30 EUR (e) (h)	478,000	652,444
2.700% 10/31/48 EUR (e) (h)	372,000	667,566
		6,789,055
Ukrainian Ssr — 0.1%
Ukraine Government International Bond
7.253% 3/15/33 (e)	200,000	217,988
7.750% 9/01/25 (e)	100,000	111,998
		329,986
Uruguay — 0.0%
Uruguay Government International Bond
5.100% 6/18/50	121,965	170,600

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $50,989,846)		55,840,746

U.S. Government Agency Obligations and Instrumentalities — 0.0%

United States — 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KL06, Class XFX,
1.364% 12/25/29	220,639	21,200
Federal National Mortgage Association ACES, Series 2018-M13, Class A2,
3.697% VRN 9/25/30 (l)	58,000	69,879
		91,079

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $91,035)		91,079

U.S. Treasury Obligations — 4.5%
United States — 4.5%
U.S. Treasury Bond
1.125% 5/15/40	937,800	890,228
1.125% 8/15/40 (f)	3,265,400	3,092,406
1.625% 11/15/50	546,200	544,131
2.375% 11/15/49 (f)	3,813,400	4,482,757
U.S. Treasury Inflation Index
0.125% 10/15/24	7,339,482	7,869,109
0.125% 4/15/25	388,607	418,036
0.125% 1/15/30	1,800,032	2,007,833
U.S. Treasury Note
1.750% 11/15/29 (f)	5,058,300	5,466,580

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
2.000% 11/15/21 (m)	$5,300,000	$5,386,123
		30,157,203

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,876,971)		30,157,203

TOTAL BONDS & NOTES (Cost $131,387,611)		137,832,396

	Number of Shares
Mutual Funds — 5.8%
Diversified Financial Services — 5.8%

United States — 5.8%
Consumer Discretionary Select Sector SPDR Fund	4,885	785,410
Financial Select Sector SPDR Fund	21,405	631,019
Health Care Select Sector SPDR Fund	8,300	941,552
Industrial Select Sector SPDR Fund	13,942	1,234,564
iShares China Large-Cap ETF	18,964	880,499
iShares iBoxx $ Investment Grade Corporate Bond ETF	27,008	3,730,615
iShares iBoxx High Yield Corporate Bond ETF	92,773	8,099,083
iShares Latin America 40 ETF	15,200	446,120
iShares MSCI Brazil ETF	9,110	337,708
iShares MSCI Emerging Markets ETF	2,060	106,440
iShares Nasdaq Biotechnology ETF	793	120,132
iShares Russell 2000 Index Fund	42,654	8,362,743
iShares S&P 500 Value ETF	5,829	746,229
KraneShares Bosera MSCI China A ETF	4,583	210,314
KraneShares CSI China Internet ETF	3,414	262,161
SPDR Bloomberg Barclays High Yield Bond ETF	33,214	3,618,333
SPDR Euro Stoxx 50 ETF	2,800	116,816
SPDR Gold Shares (f) (m)	43,851	7,821,264
SPDR S&P Oil & Gas Exploration & Production ETF	5,484	320,814
VanEck Vectors Semiconductor ETF	1,175	256,644
		39,028,460

TOTAL MUTUAL FUNDS (Cost $36,521,290)		39,028,460

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $5,519,156)		5,934,379

Warrants — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (c)	124	32

TOTAL WARRANTS (Cost $0)		32

Rights — 0.0%
Spain — 0.0%
Telefonica SA (c) (d)	272	1,089

TOTAL RIGHTS (Cost $1,152)		1,089

TOTAL LONG-TERM INVESTMENTS (Cost $504,421,881)		632,601,818

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 6.6%

Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20,
0.000%, due 1/04/21 (n)	$4,031,490	$4,031,490
U.S. Treasury Bill — 6.0%
U.S. Treasury Bill
0.000% 1/14/21	4,000,000	3,999,950
0.000% 1/14/21	1,000,000	999,987
0.000% 1/14/21	1,000,000	999,987
0.000% 1/28/21	5,000,000	4,999,808
0.000% 1/28/21	1,000,000	999,962
0.000% 2/04/21	12,000,000	11,999,432
0.000% 2/09/21	1,000,000	999,955
0.000% 2/11/21	4,000,000	3,999,747
0.000% 2/25/21	2,000,000	1,999,805
0.000% 3/18/21	2,000,000	1,999,716
United States Cash Management Bill
0.000% 2/18/21	7,200,000	7,199,415
		40,197,764

TOTAL SHORT-TERM INVESTMENTS (Cost $44,228,353)		44,229,254

TOTAL INVESTMENTS — 100.7% (Cost $548,650,234) (o)		676,831,072

Other Assets/(Liabilities) — (0.7)%		(5,027,006)
NET ASSETS — 100.0%		$671,804,066

	Number of Shares
Equities Sold Short — (0.6)%
Ireland — (0.1)%
Seagate Technology PLC	(6,622)	$(411,624)
United States — (0.5)%
Appian Corp. (c)	(1,594)	(258,371)
DoorDash, Inc. (c)	(6,503)	(928,303)
The Hershey Co.	(1,287)	(196,049)
The J.M. Smucker Co.	(1,376)	(159,066)
McCormick & Co., Inc.	(1,538)	(147,033)
Nordstrom, Inc.	(2,061)	(64,324)
Snowflake, Inc. (c)	(2,870)	(807,618)
Unity Software, Inc. (c)	(1,250)	(191,837)
Walgreens Boots Alliance, Inc.	(15,610)	(622,527)
		(3,375,128)

TOTAL EQUITIES SOLD SHORT (Cost $(3,924,449))		(3,786,752)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	Restricted security. Certain securities are restricted as to resale. At December 31, 2020, these securities amounted to a value of $9,238,916 or 1.38% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	Non-income producing security.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $9,245,944 or 1.38% of net assets.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $66,186,306 or 9.85% of net assets.
(f)	A portion of this security is pledged/held as collateral for open derivatives.
(g)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $1,751,427 or 0.26% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,764,057 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)	All or a portion of the security represents unsettled loan commitments at December 31, 2020 where the rate will be determined at time of settlement.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2020, these securities amounted to a value of $149,439 or 0.02% of net assets.
(k)	Security is perpetual and has no stated maturity date.
(l)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(m)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Portfolio of Investments for details on the wholly owned subsidiary.
(n)	Maturity value of $4,031,490. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $4,112,212.
(o)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Adidas AG	Barclays Bank PLC	3/19/21	310.00	1,696	EUR	525,760	$23,466	$27,857	$(4,391)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	3/19/21	510.00	563	EUR	287,130	16,162	14,049	2,113
EUR Call USD Put	BNP Paribas SA	1/27/21	1.22	2,914,000	EUR	2,914,000	38,447	39,972	(1,525)
Starbucks Corp.	Citibank N.A.	3/19/21	107.50	3,395	USD	364,963	16,741	12,392	4,349
Euro Stoxx 50 Index	Credit Suisse International	12/17/21	3,400.00	357	EUR	1,213,800	131,266	84,383	46,883
Union Pacific Corp.	Goldman Sachs & Co.	2/19/21	195.00	2,832	USD	552,240	49,892	25,488	24,404
WisdomTree Japan Hedged Equity Fund	Goldman Sachs & Co.	2/19/21	50.00	5,802	USD	290,100	27,768	8,761	19,007
iShares Russell 2000 Value ETF	Goldman Sachs & Co.	3/19/21	125.66	2,678	USD	336,509	29,464	14,367	15,097
Tokyo Stock Price Index	Goldman Sachs International	2/12/21	1,775.00	30,637	JPY	54,380,675	17,296	9,836	7,460
SPDR Gold Shares(m)	JP Morgan Chase Bank N.A.	4/16/21	181.00	4,007	USD	725,267	25,299	20,340	4,959
SPDR Gold Shares(m)	Morgan Stanley & Co. LLC	2/19/21	178.00	1,894	USD	337,132	9,455	6,660	2,795
Vanguard Small-Cap Value Index Fund	Morgan Stanley & Co. LLC	3/19/21	137.05	2,468	USD	338,239	25,461	11,265	14,196
SPDR S&P 500 Trust	Morgan Stanley & Co. LLC	6/18/21	360.00	15,000	USD	5,400,000	430,036	62,250	367,786
SPDR Gold Shares(m)	Societe Generale	1/15/21	180.00	4,612	USD	830,160	8,220	10,838	(2,618)
SPDR Gold Shares(m)	Societe Generale	3/19/21	180.00	4,579	USD	824,220	25,307	19,103	6,204
Givaudan SA	UBS AG	2/19/21	3,680.00	46	CHF	169,280	6,840	4,859	1,981
							$881,120	$372,420	$508,700
Put
USD Put JPY Call	Bank of America N.A.	2/03/21	101.00	7,738,914	USD	7,738,914	$14,704	$35,027	$(20,323)
USD Put JPY Call	Morgan Stanley & Co. LLC	1/21/21	104.00	4,648,000	USD	4,648,000	47,874	62,799	(14,925)
							$62,578	$97,826	$(35,248)
							$943,698	$470,246	$473,452

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Alibaba Group Holding Ltd.	1/15/21	305.00	29	USD	884,500	$319	$64,819	$(64,500)
Amazon.com, Inc.	1/15/21	2,350.00	1	USD	235,000	90,065	23,500	66,565
Amazon.com, Inc.	1/15/21	3,300.00	2	USD	660,000	10,640	50,284	(39,644)
Apple, Inc.	1/15/21	125.00	100	USD	1,250,000	88,000	111,181	(23,181)
Autodesk, Inc.	1/15/21	260.00	25	USD	650,000	115,000	46,181	68,819
Bank of America Corp.	1/15/21	27.00	109	USD	294,300	36,624	18,774	17,850
Comcast Corp.	1/15/21	45.00	142	USD	639,000	104,654	33,119	71,535
Conocophillips	1/15/21	44.00	72	USD	316,800	2,520	17,657	(15,137)
D.R. Horton, Inc.	1/15/21	80.00	172	USD	1,376,000	1,892	61,823	(59,931)
DAX Index	1/15/21	13,800.00	45	EUR	3,105,000	58,547	34,087	24,460

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Exxon Mobil Corp.	1/15/21	45.00	191	USD	859,500	$3,820	$26,021	$(22,201)
The Home Depot, Inc.	1/15/21	300.00	49	USD	1,470,000	245	45,925	(45,680)
Industrial Select Sector SPDR Fund	1/15/21	92.00	95	USD	874,000	2,945	15,032	(12,087)
iShares MSCI Emerging Markets ETF	1/15/21	51.00	190	USD	969,000	22,420	10,673	11,747
Marathon Oil Corp.	1/15/21	5.00	76	USD	38,000	13,148	2,298	10,850
Mastercard, Inc.	1/15/21	315.00	19	USD	598,500	79,401	25,788	53,613
Mastercard, Inc.	1/15/21	335.00	52	USD	1,742,000	122,460	118,676	3,784
Merck & Co., Inc.	1/15/21	85.00	75	USD	637,500	3,825	13,181	(9,356)
Micron Technology, Inc.	1/15/21	77.50	150	USD	1,162,500	37,200	53,154	(15,954)
Morgan Stanley	1/15/21	55.00	119	USD	654,500	163,030	37,156	125,874
PPG Industries, Inc.	1/15/21	125.00	52	USD	650,000	96,200	38,596	57,604
Raytheon Technologies Corp.	1/15/21	65.00	97	USD	630,500	66,251	50,657	15,594
SPDR S&P 500 Trust ETF	1/15/21	370.00	464	USD	17,168,000	369,344	296,605	72,739
SPDR S&P 500 Trust ETF	1/15/21	373.00	130	USD	4,849,000	75,660	69,553	6,107
SPDR S&P 500 Trust ETF	1/15/21	375.00	317	USD	11,887,500	145,820	149,699	(3,879)
SPDR S&P Oil & Gas Exploration & Production ETF	1/15/21	62.00	95	USD	589,000	9,880	29,092	(19,212)
Union Pacific Corp.	1/15/21	200.00	32	USD	640,000	32,960	33,192	(232)
United Parcel Service, Inc.	1/15/21	180.00	19	USD	342,000	912	5,085	(4,173)
VanEck Vectors Semiconductor	1/15/21	185.00	19	USD	351,500	62,795	15,224	47,571
VanEck Vectors Semiconductor	1/15/21	205.00	75	USD	1,537,500	105,000	39,918	65,082
VanEck Vectors Semiconductor	1/15/21	225.00	34	USD	765,000	6,086	12,996	(6,910)
The Walt Disney Co.	1/15/21	140.00	48	USD	672,000	199,440	17,794	181,646
The Walt Disney Co.	1/15/21	160.00	57	USD	912,000	123,861	26,860	97,001
Wayfair, Inc.	1/15/21	280.00	9	USD	252,000	630	13,861	(13,231)
Alibaba Group Holding Ltd.	2/19/21	210.00	44	USD	924,000	123,200	82,887	40,313
Alphabet, Inc.	2/19/21	1,920.00	8	USD	1,536,000	18,560	52,635	(34,075)
Capri Holdings Ltd.	2/19/21	45.00	121	USD	544,500	36,300	31,136	5,164
DAX Index	2/19/21	14,000.00	14	EUR	980,000	25,997	24,863	1,134
Exxon Mobil Corp.	2/19/21	45.00	213	USD	958,500	21,939	42,616	(20,677)
Global Payments, Inc.	2/19/21	190.00	36	USD	684,000	96,480	38,241	58,239
Global Payments, Inc.	2/19/21	210.00	35	USD	735,000	42,350	19,328	23,022
iShares MSCI Emerging Markets ETF	2/19/21	51.00	98	USD	499,800	19,110	10,803	8,307
Microsoft Corp.	2/19/21	215.00	30	USD	645,000	41,400	42,817	(1,417)
Raytheon Technologies Corp.	2/19/21	65.00	97	USD	630,500	74,690	49,687	25,003
SPDR S&P 500 Trust ETF	2/19/21	380.00	968	USD	36,784,000	664,048	538,836	125,212

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SPDR S&P 500 Trust ETF	2/19/21	382.00	215	USD	8,213,000	$126,850	$111,038	$15,812
Wal-Mart Stores, Inc.	2/19/21	155.00	44	USD	682,000	8,316	12,506	(4,190)
Alibaba Group Holding Ltd.	3/19/21	240.00	46	USD	1,104,000	64,630	49,768	14,862
Bank of America Corp.	3/19/21	25.00	129	USD	322,500	71,595	20,799	50,796
iShares MSCI Brazil Capped ETF	3/19/21	40.00	301	USD	1,204,000	40,635	43,708	(3,073)
Lowe's Cos., Inc.	3/19/21	170.00	29	USD	493,000	14,645	13,749	896
Paypal Holdings, Inc.	3/19/21	250.00	32	USD	800,000	32,000	44,232	(12,232)
SPDR S&P 500 Trust ETF	12/17/21	360.00	34	USD	1,224,000	125,528	44,096	81,432
						$3,899,867	$2,882,206	$1,017,661

Put
SPDR S&P 500 Trust ETF	1/04/21	350.00	415	USD	14,525,000	$4,150	$108,346	$(104,196)
SPDR S&P 500 Trust ETF	1/04/21	360.00	284	USD	10,224,000	5,112	122,430	(117,318)
Alphabet, Inc.	1/15/21	1,560.00	6	USD	936,000	1,614	68,688	(67,074)
Amazon.com, Inc.	1/15/21	3,250.00	3	USD	975,000	20,379	81,714	(61,335)
Apple, Inc.	1/15/21	125.00	70	USD	875,000	7,350	85,264	(77,914)
Capital One Financial Corp.	1/15/21	87.50	35	USD	306,250	1,435	11,581	(10,146)
Johnson & Johnson	1/15/21	145.00	21	USD	304,500	231	3,739	(3,508)
Micron Technology, Inc.	1/15/21	67.50	46	USD	310,500	3,588	11,215	(7,627)
Microsoft Corp.	1/15/21	215.00	42	USD	903,000	7,140	72,272	(65,132)
NXP Semiconductors NV	1/15/21	150.00	21	USD	315,000	3,066	7,625	(4,559)
Wal-Mart Stores, Inc.	1/15/21	140.00	22	USD	308,000	1,870	3,041	(1,171)
Cboe Volatility Index	1/20/21	22.00	565	USD	1,243,000	87,575	89,190	(1,615)
Cboe Volatility Index	2/17/21	21.00	379	USD	795,900	46,996	58,834	(11,838)
Amazon.com, Inc.	2/19/21	2,940.00	1	USD	294,000	5,432	9,906	(4,474)
Amazon.com, Inc.	2/19/21	3,350.00	3	USD	1,005,000	67,545	103,647	(36,102)
Apple, Inc.	2/19/21	115.00	26	USD	299,000	4,654	11,831	(7,177)
Aptiv PLC	2/19/21	115.00	54	USD	621,000	12,960	32,982	(20,022)
Comcast Corp.	2/19/21	47.50	126	USD	598,500	8,316	13,764	(5,448)
Microsoft Corp.	2/19/21	215.00	41	USD	881,500	25,379	75,157	(49,778)
SPDR S&P 500 Trust ETF	2/19/21	345.00	107	USD	3,691,500	39,697	129,067	(89,370)
The Walt Disney Co.	2/19/21	165.00	19	USD	313,500	6,270	13,296	(7,026)
Cboe Volatility Index	3/17/21	21.00	379	USD	795,900	59,503	66,414	(6,911)
Cboe Volatility Index	3/17/21	24.00	100	USD	240,000	31,000	28,824	2,176
iShares iBoxx $ Investment Grade Corporate Bond	3/19/21	134.00	227	USD	3,041,800	22,019	38,870	(16,851)
Mastercard, Inc.	3/19/21	310.00	20	USD	620,000	10,400	24,555	(14,155)
						$483,681	$1,272,252	$(788,571)
						$4,383,548	$4,154,458	$229,090

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
30-Year Interest Rate Swap, 6/15/51	BNP Paribas SA	6/11/21	3-Month USD LIBOR BBA	Quarterly	1.00%	Semi-Annually	USD	899,732	$12,437	$54,344	$(41,907)
30-Year Interest Rate Swap, 2/11/51	Citibank N.A.	2/09/21	3-Month USD LIBOR BBA	Quarterly	1.30%	Semi-Annually	USD	3,784,193	52,099	57,709	(5,610)
30-Year Interest Rate Swap, 2/22/51	Goldman Sachs & Co.	2/18/21	3-Month USD LIBOR BBA	Quarterly	1.27%	Semi-Annually	USD	4,165,518	56,534	118,718	(62,184)
30-Year Interest Rate Swap, 6/08/51	JP Morgan Chase Bank N.A.	6/04/21	3-Month USD LIBOR BBA	Quarterly	1.00%	Semi-Annually	USD	2,759,177	36,477	172,035	(135,558)
30-Year Interest Rate Swap, 1/21/51	Morgan Stanley & Co. LLC	1/19/21	3-Month USD LIBOR BBA	Quarterly	1.16%	Semi-Annually	USD	6,255,798	10,375	84,454	(74,079)
									$167,922	$487,260	$(319,338)
Put
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.	4/06/21	0.60%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	8,487,296	$14,169	$23,764	$(9,595)
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.	4/06/21	0.60%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,124,708	20,248	33,949	(13,701)
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.	4/06/21	0.62%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	8,487,296	12,553	23,764	(11,211)
30-Year Interest Rate Swap, 1/28/51	Citibank N.A.	1/26/21	1.48%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	2,638,779	31,416	56,734	(25,318)
30-Year Interest Rate Swap, 2/10/51	Citibank N.A.	2/08/21	0.89%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,590,067	213,211	74,953	138,258
5-Year Interest Rate Swap, 5/27/26	Deutsche Bank AG	5/25/21	0.64%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	19,963,817	48,758	62,387	(13,629)
5-Year Interest Rate Swap, 5/26/26	Morgan Stanley & Co. LLC	5/24/21	0.63%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	19,779,000	50,098	66,259	(16,161)
5-Year Interest Rate Swap, 5/27/26	Nomura International PLC	5/25/21	0.64%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	19,963,817	48,758	65,382	(16,624)
									$439,211	$407,192	$32,019
									$607,133	$894,452	$(287,319)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Adidas AG	Barclays Bank PLC	3/19/21	340.00	1,696	EUR	576,640	$(7,009)	$(8,747)	$1,738
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	3/19/21	560.00	563	EUR	315,280	(4,157)	(3,418)	(739)
EUR Call USD Put	BNP Paribas SA	1/27/21	1.34	4,371,000	EUR	4,371,000	(5)	(7,404)	7,399
Recruit Holdings Co. Ltd.	BNP Paribas SA	2/12/21	4,721.15	1,552	JPY	7,327,225	(585)	(1,333)	748
Recruit Holdings Co. Ltd.	BNP Paribas SA	3/12/21	4,935.74	1,552	JPY	7,660,268	(580)	(1,469)	889
Starbucks Corp.	Citibank N.A.	3/19/21	122.50	3,395	USD	415,888	(3,355)	(2,377)	(978)
Union Pacific Corp.	Goldman Sachs & Co.	2/19/21	210.00	2,832	USD	594,720	(22,362)	(10,535)	(11,827)
Ryohin Keikaku Co. Ltd.	Goldman Sachs International	2/12/21	2,426.22	1,892	JPY	4,590,408	(75)	(1,030)	955
Suzuki Motor Corp.	Goldman Sachs International	2/12/21	6,201.82	3,829	JPY	23,746,769	(40)	(4,938)	4,898
Sony Corp.	Goldman Sachs International	2/12/21	10,807.24	865	JPY	9,348,263	(1,616)	(1,583)	(33)
KOSE Corp.	Goldman Sachs International	2/12/21	17,660.53	488	JPY	8,618,339	(4,397)	(1,792)	(2,605)
FANUC Corp.	Goldman Sachs International	2/12/21	28,774.09	310	JPY	8,919,968	(382)	(1,767)	1,385
Suzuki Motor Corp.	Goldman Sachs International	3/12/21	6,483.72	3,829	JPY	24,826,164	(93)	(4,503)	4,410
Sony Corp.	Goldman Sachs International	3/12/21	11,298.48	865	JPY	9,773,185	(1,393)	(1,393)	—
KOSE Corp.	Goldman Sachs International	3/12/21	18,463.28	488	JPY	9,010,081	(4,068)	(1,635)	(2,433)
SPDR Gold Shares(m)	JP Morgan Chase Bank N.A.	4/16/21	197.00	6,468	USD	1,274,196	(15,267)	(12,385)	(2,882)
USD Call JPY Put	Morgan Stanley & Co. LLC	1/21/21	108.00	4,648,000	USD	4,648,000	(5)	(11,592)	11,587
HOYA Corp.	Morgan Stanley & Co. LLC	2/12/21	15,276.93	2,173	JPY	33,196,775	(4,103)	(4,224)	121
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. LLC	2/12/21	19,430.67	2,151	JPY	41,795,367	(3,727)	(4,120)	393
Disco Corp.	Morgan Stanley & Co. LLC	2/12/21	36,564.18	170	JPY	6,215,910	(1,174)	(1,089)	(85)
SPDR Gold Shares(m)	Morgan Stanley & Co. LLC	2/19/21	194.00	1,888	USD	366,272	(1,873)	(2,329)	456
SPDR Gold Shares(m)	Morgan Stanley & Co. LLC	2/19/21	196.00	1,894	USD	371,224	(1,558)	(1,418)	(140)
HOYA Corp.	Morgan Stanley & Co. LLC	3/12/21	15,971.34	2,173	JPY	34,705,719	(3,750)	(3,646)	(104)
Ryohin Keikaku Co. Ltd.	Morgan Stanley & Co. LLC	3/12/21	2,536.50	1,892	JPY	4,799,058	(82)	(867)	785
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. LLC	3/12/21	20,313.88	2,151	JPY	43,695,157	(3,385)	(3,315)	(70)
FANUC Corp.	Morgan Stanley & Co. LLC	3/12/21	30,082.01	310	JPY	9,325,423	(457)	(1,599)	1,142
Disco Corp.	Morgan Stanley & Co. LLC	3/12/21	38,226.19	170	JPY	6,498,452	(1,077)	(981)	(96)
Autodesk, Inc.	Nomura International PLC	2/19/21	275.00	1,679	USD	461,725	(59,487)	(15,531)	(43,956)
SPDR Gold Shares(m)	Societe Generale	1/15/21	190.00	2,288	USD	434,720	(524)	(1,281)	757

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SPDR Gold Shares(m)	Societe Generale	1/15/21	192.00	4,654	USD	893,568	$(776)	$(8,749)	$7,973
SPDR Gold Shares(m)	Societe Generale	3/19/21	195.00	6,868	USD	1,339,260	(12,547)	(10,233)	(2,314)
Keyence Corp.	UBS AG	2/12/21	58,465.00	237	JPY	13,856,205	(3,376)	(1,695)	(1,681)
Keyence Corp.	UBS AG	3/12/21	61,122.50	237	JPY	14,486,033	(2,350)	(1,406)	(944)
Safran SA	UBS AG	3/19/21	140.00	2,036	EUR	285,040	(3,205)	(6,483)	3,278
							$(168,840)	$(146,867)	$(21,973)
Put
Adidas AG	Barclays Bank PLC	3/19/21	260.00	1,696	EUR	440,960	$(10,723)	$(12,977)	$2,254
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	3/19/21	450.00	563	EUR	253,350	(4,612)	(6,767)	2,155
EUR Put USD Call	BNP Paribas SA	1/27/21	1.10	2,914,000	EUR	2,914,000	(4)	(10,905)	10,901
Euro Stoxx 50 Index	Credit Suisse International	12/17/21	2,600.00	357	EUR	928,200	(30,345)	(64,544)	34,199
Union Pacific Corp.	Goldman Sachs & Co.	2/19/21	175.00	2,832	USD	495,600	(4,110)	(24,072)	19,962
WisdomTree Japan Hedged Equity Fund	Goldman Sachs & Co.	2/19/21	43.00	5,802	USD	249,486	(362)	(3,656)	3,294
iShares Russell 2000 Value ETF	Goldman Sachs & Co.	3/19/21	114.08	1,347	USD	153,671	(3,418)	(7,092)	3,674
SPDR Gold Shares(m)	JP Morgan Chase Bank N.A.	4/16/21	159.00	4,007	USD	637,113	(5,480)	(7,690)	2,210
USD Put JPY Call	Morgan Stanley & Co. LLC	1/21/21	100.00	4,648,000	USD	4,648,000	(1,859)	(20,014)	18,155
SPDR Gold Shares(m)	Morgan Stanley & Co. LLC	2/19/21	162.00	1,894	USD	306,828	(1,151)	(3,483)	2,332
Vanguard Small-Cap Value Index Fund	Morgan Stanley & Co. LLC	3/19/21	122.11	1,241	USD	151,539	(2,561)	(5,055)	2,494
SPDR Gold Shares(m)	Societe Generale	1/15/21	166.00	4,350	USD	722,100	(901)	(9,918)	9,017
SPDR Gold Shares(m)	Societe Generale	3/19/21	160.00	3,434	USD	549,440	(3,319)	(6,902)	3,583
Givaudan SA	UBS AG	2/19/21	3,540.00	46	CHF	162,840	(2,366)	(5,118)	2,752
Givaudan SA	UBS AG	3/19/21	3,680.00	46	CHF	169,280	(5,793)	(6,393)	600
Safran SA	UBS AG	3/19/21	100.00	2,036	EUR	203,600	(6,475)	(5,425)	(1,050)
							$(83,479)	$(200,011)	$116,532
							$(252,319)	$(346,878)	$94,559

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Amazon.com, Inc.	1/15/21	2,900.00	2	USD	580,000	$(70,020)	$(14,863)	$(55,157)
Apple, Inc.	1/15/21	130.00	74	USD	962,000	(37,740)	(46,578)	8,838
Apple, Inc.	1/15/21	140.00	78	USD	1,092,000	(9,516)	(31,804)	22,288
Apple, Inc.	1/15/21	150.00	200	USD	3,000,000	(6,200)	(81,636)	75,436
Applied Materials, Inc.	1/15/21	70.00	110	USD	770,000	(179,850)	(27,439)	(152,411)
Autodesk, Inc.	1/15/21	290.00	47	USD	1,363,000	(84,130)	(40,326)	(43,804)
Bank of America Corp.	1/15/21	28.00	127	USD	355,600	(31,496)	(8,606)	(22,890)
Bank of America Corp.	1/15/21	31.00	236	USD	731,600	(11,328)	(14,812)	3,484

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp.	1/15/21	100.00	72	USD	720,000	$(17,136)	$(10,244)	$(6,892)
Citigroup, Inc.	1/15/21	50.00	71	USD	355,000	(83,780)	(11,130)	(72,650)
Citigroup, Inc.	1/15/21	52.50	72	USD	378,000	(66,240)	(10,207)	(56,033)
Citigroup, Inc.	1/15/21	55.00	34	USD	187,000	(23,766)	(3,761)	(20,005)
Comcast Corp.	1/15/21	52.50	142	USD	745,500	(12,780)	(5,220)	(7,560)
Crowdstrike Holdings, Inc.	1/15/21	190.00	20	USD	380,000	(48,840)	(7,132)	(41,708)
Guardant Health, Inc.	1/15/21	120.00	33	USD	396,000	(36,300)	(31,672)	(4,628)
HCA Healthcare, Inc.	1/15/21	170.00	42	USD	714,000	(5,460)	(9,046)	3,586
Intuitive Surgical, Inc.	1/15/21	800.00	4	USD	320,000	(13,276)	(5,510)	(7,766)
iShares MSCI Emerging Markets	1/15/21	51.00	98	USD	499,800	(11,564)	(3,603)	(7,961)
iShares Russell 2000 Value ETF	1/15/21	210.00	270	USD	5,670,000	(9,180)	(16,319)	7,139
Johnson & Johnson	1/15/21	165.00	21	USD	346,500	(1,470)	(1,684)	214
JP Morgan Chase & Co.	1/15/21	110.00	32	USD	352,000	(54,880)	(7,832)	(47,048)
JP Morgan Chase & Co.	1/15/21	115.00	29	USD	333,500	(34,800)	(5,503)	(29,297)
JP Morgan Chase & Co.	1/15/21	120.00	63	USD	756,000	(47,250)	(13,729)	(33,521)
Lowe's Cos., Inc.	1/15/21	170.00	15	USD	255,000	(795)	(1,766)	971
Mastercard, Inc.	1/15/21	350.00	19	USD	665,000	(22,230)	(7,937)	(14,293)
Mastercard, Inc.	1/15/21	365.00	52	USD	1,898,000	(21,840)	(58,642)	36,802
Micron Technology, Inc.	1/15/21	80.00	46	USD	368,000	(7,912)	(6,125)	(1,787)
Morgan Stanley	1/15/21	57.50	63	USD	362,250	(69,300)	(6,600)	(62,700)
Morgan Stanley	1/15/21	60.00	191	USD	1,146,000	(164,642)	(20,492)	(144,150)
Morgan Stanley	1/15/21	62.50	119	USD	743,750	(76,279)	(12,348)	(63,931)
Nxp Semiconductors NV	1/15/21	175.00	21	USD	367,500	(1,155)	(3,237)	2,082
Okta, Inc.	1/15/21	290.00	10	USD	290,000	(1,010)	(4,428)	3,418
Paypal Holdings, Inc.	1/15/21	240.00	15	USD	360,000	(6,285)	(4,382)	(1,903)
Penn National Gaming, Inc.	1/15/21	110.00	22	USD	242,000	(638)	(5,385)	4,747
PPG Industries, Inc.	1/15/21	140.00	52	USD	728,000	(29,640)	(9,244)	(20,396)
Raytheon Technologies Corp.	1/15/21	75.00	97	USD	727,500	(4,559)	(21,123)	16,564
ResMed, Inc.	1/15/21	195.00	12	USD	234,000	(19,920)	(7,553)	(12,367)
SPDR S&P 500 Trust	1/15/21	380.00	215	USD	8,170,000	(47,945)	(50,033)	2,088
SPDR S&P Oil & Gas Exploration & Production ETF	1/15/21	68.00	95	USD	646,000	(2,375)	(11,757)	9,382
The TJX Cos., Inc.	1/15/21	70.00	71	USD	497,000	(6,390)	(7,297)	907
Truist Financial Corp.	1/15/21	50.00	44	USD	220,000	(1,980)	(4,742)	2,762
U.S. Bancorp	1/15/21	45.00	201	USD	904,500	(42,612)	(22,140)	(20,472)
Uber Technologies, Inc.	1/15/21	55.00	68	USD	374,000	(3,808)	(6,424)	2,616
United Parcel Service, Inc.	1/15/21	190.00	38	USD	722,000	(494)	(4,421)	3,927

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
VanEck Vectors Semiconductor	1/15/21	205.00	17	USD	348,500	$(23,800)	$(3,546)	$(20,254)
VanEck Vectors Semiconductor	1/15/21	210.00	19	USD	399,000	(18,354)	(3,833)	(14,521)
Wal-Mart Stores, Inc.	1/15/21	160.00	22	USD	352,000	(176)	(1,073)	897
The Walt Disney Co.	1/15/21	155.00	48	USD	744,000	(127,680)	(12,468)	(115,212)
The Walt Disney Co.	1/15/21	175.00	28	USD	490,000	(23,380)	(3,493)	(19,887)
Zoetis, Inc.	1/15/21	175.00	10	USD	175,000	(440)	(3,178)	2,738
Zscaler, Inc.	1/15/21	210.00	14	USD	294,000	(5,894)	(8,542)	2,648
Abbott Laboratories	2/19/21	120.00	31	USD	372,000	(3,100)	(3,357)	257
Alibaba Group Holding Ltd.	2/19/21	350.00	52	USD	1,820,000	(1,196)	(65,799)	64,603
Alphabet, Inc.	2/19/21	2,000.00	4	USD	800,000	(4,840)	(12,830)	7,990
Alphabet, Inc.	2/19/21	2,100.00	8	USD	1,680,000	(4,112)	(17,178)	13,066
Amazon.com, Inc.	2/19/21	3,600.00	2	USD	720,000	(12,654)	(15,862)	3,208
Amazon.com, Inc.	2/19/21	3,800.00	1	USD	380,000	(3,430)	(9,342)	5,912
Amazon.com, Inc.	2/19/21	3,900.00	4	USD	1,560,000	(10,320)	(76,834)	66,514
Apple, Inc.	2/19/21	135.00	54	USD	729,000	(34,020)	(15,101)	(18,919)
Apple, Inc.	2/19/21	140.00	26	USD	364,000	(12,168)	(6,359)	(5,809)
Aptiv PLC	2/19/21	135.00	54	USD	729,000	(29,808)	(17,264)	(12,544)
Bank of America Corp.	2/19/21	29.00	145	USD	420,500	(30,740)	(13,196)	(17,544)
Bank of America Corp.	2/19/21	30.00	125	USD	375,000	(20,000)	(8,471)	(11,529)
Boston Scientific Corp.	2/19/21	40.00	83	USD	332,000	(3,071)	(2,636)	(435)
Capri Holdings Ltd.	2/19/21	55.00	121	USD	665,500	(7,502)	(8,236)	734
Comcast Corp.	2/19/21	57.50	126	USD	724,500	(5,922)	(5,010)	(912)
Conocophillips	2/19/21	55.00	143	USD	786,500	(1,716)	(12,029)	10,313
Exxon Mobil Corp.	2/19/21	55.00	76	USD	418,000	(1,140)	(2,919)	1,779
Facebook, Inc.	2/19/21	320.00	12	USD	384,000	(3,372)	(7,617)	4,245
Global Payments, Inc.	2/19/21	220.00	36	USD	792,000	(27,000)	(7,839)	(19,161)
Global Payments, Inc.	2/19/21	230.00	35	USD	805,000	(13,090)	(4,647)	(8,443)
Merck & Co., Inc.	2/19/21	87.50	41	USD	358,750	(3,690)	(3,567)	(123)
Microsoft Corp.	2/19/21	245.00	30	USD	735,000	(6,600)	(16,283)	9,683
Microsoft Corp.	2/19/21	250.00	15	USD	375,000	(2,355)	(4,421)	2,066
Microsoft Corp.	2/19/21	255.00	14	USD	357,000	(1,582)	(3,524)	1,942
Raytheon Technologies Corp.	2/19/21	75.00	97	USD	727,500	(19,400)	(20,638)	1,238
salesforce.com, Inc.	2/19/21	260.00	59	USD	1,534,000	(8,850)	(28,917)	20,067
salesforce.com, Inc.	2/19/21	280.00	26	USD	728,000	(1,586)	(21,946)	20,360
ServiceNow, Inc.	2/19/21	580.00	7	USD	406,000	(13,860)	(12,685)	(1,175)
SPDR S&P 500 Trust	2/19/21	400.00	107	USD	4,280,000	(11,449)	(14,359)	2,910
Starbucks Corp.	2/19/21	110.00	66	USD	726,000	(19,404)	(7,029)	(12,375)
The Walt Disney Co.	2/19/21	190.00	19	USD	361,000	(11,096)	(7,249)	(3,847)
Alibaba Group Holding Ltd.	3/19/21	300.00	46	USD	1,380,000	(9,430)	(7,418)	(2,012)
Apple, Inc.	3/19/21	150.00	201	USD	3,015,000	(69,345)	(74,180)	4,835
Bank of America Corp.	3/19/21	28.00	129	USD	361,200	(39,603)	(8,454)	(31,149)
Bank of America Corp.	3/19/21	30.00	129	USD	387,000	(24,123)	(10,289)	(13,834)
Bank of America Corp.	3/19/21	33.00	62	USD	204,600	(4,340)	(3,351)	(989)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	3/19/21	52.50	42	USD	220,500	$(42,420)	$(8,432)	$(33,988)
The Goldman Sachs Group, Inc.	3/19/21	270.00	27	USD	729,000	(31,293)	(10,617)	(20,676)
iShares iBoxx $ Investment Grade Corporate Bond	3/19/21	140.00	227	USD	3,178,000	(14,982)	(13,567)	(1,415)
iShares MSCI Brazil Capped ETF	3/19/21	45.00	301	USD	1,354,500	(10,234)	(11,686)	1,452
Johnson & Johnson	3/19/21	170.00	15	USD	255,000	(3,165)	(2,490)	(675)
JP Morgan Chase & Co.	3/19/21	135.00	28	USD	378,000	(9,100)	(5,089)	(4,011)
JP Morgan Chase & Co.	3/19/21	140.00	47	USD	658,000	(10,340)	(7,335)	(3,005)
Lowe's Cos., Inc.	3/19/21	175.00	15	USD	262,500	(5,250)	(4,324)	(926)
Lowe's Cos., Inc.	3/19/21	190.00	29	USD	551,000	(3,480)	(3,500)	20
Mastercard, Inc.	3/19/21	370.00	20	USD	740,000	(30,400)	(12,053)	(18,347)
Nextera Energy, Inc.	3/19/21	85.00	44	USD	374,000	(4,180)	(4,444)	264
Nvidia Corp.	3/19/21	700.00	4	USD	280,000	(1,556)	(2,939)	1,383
Paypal Holdings, Inc.	3/19/21	250.00	13	USD	325,000	(13,000)	(9,597)	(3,403)
Paypal Holdings, Inc.	3/19/21	310.00	19	USD	589,000	(2,850)	(4,707)	1,857
Southwest Airlines Co.	3/19/21	60.00	61	USD	366,000	(3,233)	(7,759)	4,526
Starbucks Corp.	3/19/21	105.00	28	USD	294,000	(17,920)	(6,379)	(11,541)
Toll Brothers Inc.	3/19/21	55.00	43	USD	236,500	(3,010)	(4,505)	1,495
Truist Financial Corp.	3/19/21	55.00	43	USD	236,500	(2,494)	(2,570)	76
The Goldman Sachs Group, Inc.	4/16/21	240.00	9	USD	216,000	(27,360)	(8,755)	(18,605)
SPDR S&P 500 Trust	6/18/21	400.00	321	USD	12,840,000	(225,984)	(127,378)	(98,606)
						$(2,566,700)	$(1,535,827)	$(1,030,873)
Put
Alphabet, Inc.	1/15/21	1,320.00	6	USD	792,000	$(114)	$(24,966)	$24,852
Amazon.com, Inc.	1/15/21	2,695.00	2	USD	539,000	(460)	(23,709)	23,249
Amazon.com, Inc.	1/15/21	2,740.00	3	USD	822,000	(816)	(32,528)	31,712
Apple, Inc.	1/15/21	100.00	100	USD	1,000,000	(1,300)	(38,818)	37,518
Apple, Inc.	1/15/21	102.50	78	USD	799,500	(1,170)	(23,074)	21,904
Apple, Inc.	1/15/21	107.50	70	USD	752,500	(1,260)	(39,061)	37,801
Autodesk, Inc.	1/15/21	210.00	25	USD	525,000	(225)	(31,443)	31,218
Bank of America Corp.	1/15/21	20.00	127	USD	254,000	(127)	(8,606)	8,479
Bank of America Corp.	1/15/21	22.00	236	USD	519,200	(472)	(25,668)	25,196
Capital One Financial Corp.	1/15/21	77.50	35	USD	271,250	(455)	(3,229)	2,774
Comcast Corp.	1/15/21	37.50	142	USD	532,500	(426)	(17,858)	17,432
D.R. Horton, Inc.	1/15/21	60.00	172	USD	1,032,000	(3,096)	(33,770)	30,674
Freeport-McMoRan, Inc.	1/15/21	18.00	89	USD	160,200	(89)	(3,628)	3,539
Freeport-McMoRan, Inc.	1/15/21	19.00	42	USD	79,800	(42)	(1,292)	1,250
The Home Depot Inc.	1/15/21	250.00	49	USD	1,225,000	(3,724)	(32,230)	28,506
JP Morgan Chase & Co.	1/15/21	80.00	63	USD	504,000	(189)	(13,096)	12,907
Mastercard, Inc.	1/15/21	280.00	19	USD	532,000	(209)	(14,492)	14,283

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Mastercard, Inc.	1/15/21	300.00	26	USD	780,000	$(624)	$(41,801)	$41,177
Merck & Co., Inc.	1/15/21	72.50	75	USD	543,750	(900)	(9,964)	9,064
Micron Technology, Inc.	1/15/21	57.50	46	USD	264,500	(460)	(1,967)	1,507
Microsoft Corp.	1/15/21	180.00	42	USD	756,000	(462)	(25,199)	24,737
Morgan Stanley	1/15/21	44.00	119	USD	523,600	(476)	(24,366)	23,890
Nxp Semiconductors Nv	1/15/21	135.00	21	USD	283,500	(336)	(1,874)	1,538
PPG Industries, Inc.	1/15/21	100.00	52	USD	520,000	(260)	(17,043)	16,783
Raytheon Technologies Corp.	1/15/21	55.00	97	USD	533,500	(97)	(27,015)	26,918
SPDR S&P 500 Trust	1/15/21	330.00	415	USD	13,695,000	(17,015)	(77,385)	60,370
SPDR S&P 500 Trust	1/15/21	345.00	321	USD	11,074,500	(26,643)	(103,052)	76,409
SPDR S&P Oil & Gas Exploration & Production ETF	1/15/21	50.00	95	USD	475,000	(1,995)	(7,957)	5,962
Truist Financial Corp.	1/15/21	35.00	44	USD	154,000	(220)	(4,302)	4,082
Union Pacific Corp.	1/15/21	165.00	32	USD	528,000	(224)	(19,448)	19,224
Wal-Mart Stores, Inc.	1/15/21	130.00	22	USD	286,000	(286)	(501)	215
Wayfair, Inc.	1/15/21	230.00	9	USD	207,000	(12,150)	(12,168)	18
Zoetis, Inc.	1/15/21	140.00	10	USD	140,000	(70)	(4,778)	4,708
Cboe Volatility Index	1/20/21	18.00	114	USD	205,200	(1,368)	(4,419)	3,051
Cboe Volatility Index	1/20/21	19.00	451	USD	856,900	(13,530)	(18,385)	4,855
Cboe Volatility Index	2/17/21	17.00	758	USD	1,288,600	(18,950)	(25,593)	6,643
Alibaba Group Holding Ltd.	2/19/21	240.00	20	USD	480,000	(34,940)	(25,598)	(9,342)
Alphabet, Inc.	2/19/21	1,495.00	2	USD	299,000	(2,400)	(5,831)	3,431
Amazon.com, Inc.	2/19/21	2,600.00	1	USD	260,000	(1,366)	(2,720)	1,354
Amazon.com, Inc.	2/19/21	2,660.00	1	USD	266,000	(1,340)	(7,337)	5,997
Amazon.com, Inc.	2/19/21	2,800.00	3	USD	840,000	(9,021)	(44,189)	35,168
Amazon.com, Inc.	2/19/21	2,840.00	4	USD	1,136,000	(14,352)	(49,935)	35,583
Apple, Inc.	2/19/21	100.00	53	USD	530,000	(3,180)	(8,927)	5,747
Aptiv PLC	2/19/21	105.00	54	USD	567,000	(4,860)	(15,197)	10,337
Bank of America Corp.	2/19/21	20.00	125	USD	250,000	(250)	(8,345)	8,095
Bank of America Corp.	2/19/21	26.00	155	USD	403,000	(4,030)	(8,488)	4,458
Boston Scientific Corp.	2/19/21	31.00	83	USD	257,300	(2,490)	(6,620)	4,130
Capri Holdings Ltd.	2/19/21	30.00	121	USD	363,000	(6,171)	(10,792)	4,621
Comcast Corp.	2/19/21	42.50	126	USD	535,500	(2,898)	(4,002)	1,104
Facebook, Inc.	2/19/21	235.00	12	USD	282,000	(4,068)	(8,709)	4,641
Global Payments, Inc.	2/19/21	155.00	36	USD	558,000	(720)	(12,159)	11,439
Global Payments, Inc.	2/19/21	165.00	35	USD	577,500	(2,450)	(5,872)	3,422
Microsoft Corp.	2/19/21	185.00	56	USD	1,036,000	(6,272)	(40,077)	33,805
Raytheon Technologies Corp.	2/19/21	50.00	97	USD	485,000	(970)	(18,989)	18,019
salesforce.com, Inc.	2/19/21	190.00	59	USD	1,121,000	(10,030)	(27,034)	17,004
salesforce.com, Inc.	2/19/21	220.00	36	USD	792,000	(32,904)	(30,166)	(2,738)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SPDR S&P 500 Trust	2/19/21	290.00	107	USD	3,103,000	$(7,383)	$(34,124)	$26,741
Starbucks Corp.	2/19/21	80.00	66	USD	528,000	(1,320)	(5,966)	4,646
Vulcan Materials Co.	2/19/21	110.00	23	USD	253,000	(920)	(9,216)	8,296
Wal-Mart Stores, Inc.	2/19/21	135.00	44	USD	594,000	(7,964)	(9,581)	1,617
The Walt Disney Co.	2/19/21	140.00	19	USD	266,000	(1,292)	(2,718)	1,426
Cboe Volatility Index	3/17/21	17.00	758	USD	1,288,600	(26,530)	(33,173)	6,643
Alibaba Group Holding Ltd.	3/19/21	175.00	46	USD	805,000	(11,500)	(16,314)	4,814
Lowe's Cos., Inc.	3/19/21	135.00	29	USD	391,500	(5,858)	(11,297)	5,439
Mastercard, Inc.	3/19/21	280.00	20	USD	560,000	(3,800)	(9,700)	5,900
Truist Financial Corp.	3/19/21	40.00	43	USD	172,000	(3,612)	(5,924)	2,312
SPDR S&P 500 Trust	6/18/21	250.00	106	USD	2,650,000	(23,108)	(63,547)	40,439
SPDR S&P 500 Trust	12/17/21	270.00	17	USD	459,000	(13,192)	(32,192)	19,000
						$(361,431)	$(1,369,424)	$1,007,993
						$(2,928,131)	$(2,905,251)	$(22,880)

Interest Rate Swaptions Written
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
5-Year Interest Rate Swap, 4/12/27	Barclays Bank PLC	4/08/22	(0.02%)	Annually	6-Month EURIBOR	Semi-Annually	EUR	4,590,000	$(113,917)	$(57,540)	$(56,377)
5-Year Interest Rate Swap, 4/21/27	Barclays Bank PLC	4/19/22	(0.13%)	Annually	6-Month EURIBOR	Semi-Annually	EUR	3,030,000	(57,529)	(37,466)	(20,063)
5-Year Interest Rate Swap, 4/21/27	Barclays Bank PLC	4/19/22	(0.15%)	Annually	6-Month EURIBOR	Semi-Annually	EUR	1,214,967	(21,843)	(15,054)	(6,789)
30-Year Interest Rate Swap, 6/15/51	BNP Paribas SA	6/11/21	0.50%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	899,732	(2,573)	(21,594)	19,021
30-Year Interest Rate Swap, 3/26/51	Citibank N.A.	3/24/21	0.87%	Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,211,447	(4,014)	(37,495)	33,481
30-Year Interest Rate Swap, 2/22/51	Goldman Sachs & Co.	2/18/21	1.07%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	4,165,518	(17,291)	(49,986)	32,695
30-Year Interest Rate Swap, 6/8/51	JP Morgan Chase Bank N.A.	6/04/21	0.50%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	2,759,177	(7,247)	(66,221)	58,974
10-Year Interest Rate Swap, 9/22/31	Morgan Stanley & Co. LLC	9/20/21	0.55%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,502,814	(7,557)	(19,371)	11,814
									(231,971)	(304,727)	72,756

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.	4/06/21	3-Month USD LIBOR BBA	Quarterly	0.85%	Semi-Annually	USD	8,487,296	$(3,631)	$(7,214)	$3,583
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.	4/06/21	3-Month USD LIBOR BBA	Quarterly	0.85%	Semi-Annually	USD	12,124,708	(5,187)	(10,185)	4,998
5-Year Interest Rate Swap, 4/08/26	Bank of America N.A.	4/06/21	3-Month USD LIBOR BBA	Quarterly	0.87%	Semi-Annually	USD	8,487,296	(3,302)	(7,130)	3,828
5-Year Interest Rate Swap, 4/12/27	Barclays Bank PLC	4/08/22	6-Month EURIBOR	Semi-Annually	(0.02%)	Annually	EUR	4,590,000	(9,813)	(57,539)	47,726
5-Year Interest Rate Swap, 4/21/27	Barclays Bank PLC	4/19/22	6-Month EURIBOR	Semi-Annually	(0.13%)	Annually	EUR	3,030,000	(9,760)	(37,466)	27,706
5-Year Interest Rate Swap, 4/21/27	Barclays Bank PLC	4/19/22	6-Month EURIBOR	Semi-Annually	(0.15%)	Annually	EUR	1,214,967	(4,213)	(15,055)	10,842
5-Year Interest Rate Swap, 2/10/26	Citibank N.A.	2/08/21	3-Month USD LIBOR BBA	Quarterly	0.39%	Semi-Annually	USD	8,745,368	(35,985)	(32,965)	(3,020)
30-Year Interest Rate Swap, 2/10/51	Citibank N.A.	2/08/21	3-Month USD LIBOR BBA	Quarterly	1.24%	Semi-Annually	USD	2,385,100	(124,870)	(42,600)	(82,270)
10-Year Interest Rate Swap, 9/22/31	Morgan Stanley & Co. LLC	9/20/21	3-Month USD LIBOR BBA	Quarterly	1.40%	Semi-Annually	USD	3,005,629	(25,336)	(20,018)	(5,318)
									(222,097)	(230,172)	8,075
									$(454,068)	$(534,899)	$80,831

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/15/21	USD	879,010	AUD	1,236,000	$(74,012)
Bank of America N.A.	1/29/21	EUR	757,000	AUD	1,255,880	(43,158)
Bank of America N.A.	2/19/21	EUR	1,498,000	USD	1,781,860	50,097
Bank of America N.A.	2/25/21	EUR	206,755	USD	251,820	1,061
Bank of America N.A.	2/26/21	USD	1,783,926	ZAR	28,211,000	(122,829)
Bank of America N.A.	3/04/21	JPY	154,420,000	USD	1,480,700	15,800
Bank of America N.A.	3/19/21	JPY	110,139,949	EUR	873,000	(693)
Barclays Bank PLC	1/08/21	JPY	298,498,000	USD	2,829,027	61,975
Barclays Bank PLC	1/08/21	USD	1,175,597	INR	87,428,000	(20,484)
Barclays Bank PLC	1/15/21	USD	342,084	EUR	288,720	(10,727)
Barclays Bank PLC	1/22/21	GBP	3,673,000	USD	4,755,997	267,574
Barclays Bank PLC	1/28/21	JPY	214,077,000	USD	2,053,265	20,610
Barclays Bank PLC	1/29/21	JPY	214,074,000	USD	2,053,260	20,610
Barclays Bank PLC	2/04/21	GBP	1,268,000	USD	1,654,883	79,515
Barclays Bank PLC	2/11/21	EUR	1,625,329	USD	1,931,823	55,500
Barclays Bank PLC	3/11/21	USD	2,699,450	CNH	17,722,000	(14,017)
BNP Paribas SA	1/15/21	USD	2,735,488	CNH	18,577,000	(119,333)
BNP Paribas SA	1/22/21	USD	2,342,553	AUD	3,319,000	(216,758)
BNP Paribas SA	2/04/21	USD	2,861,707	HKD	22,186,000	(420)
BNP Paribas SA	2/04/21	USD	1,951,358	CNH	13,123,000	(62,766)
Citibank N.A.	1/28/21	MXN	31,960,411	USD	1,475,523	126,371
Citibank N.A.	2/05/21	USD	1,162,295	CNH	7,817,000	(37,386)
Citibank N.A.	2/25/21	EUR	913,000	USD	1,077,840	38,846

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	3/04/21	EUR	1,906,319	USD	2,275,445	$56,523
Citibank N.A.	3/04/21	USD	2,291,567	EUR	1,906,000	(40,011)
Citibank N.A.	3/11/21	EUR	1,081,009	USD	1,311,951	10,634
Citibank N.A.	3/12/21	USD	1,782,109	INR	132,678,000	(20,795)
Citibank N.A.	4/01/21	JPY	288,769,000	USD	2,783,867	15,665
Citibank N.A.	4/02/21	JPY	295,242,920	USD	2,846,318	16,015
Deutsche Bank AG	3/19/21	CAD	3,724,000	USD	2,927,408	(1,202)
Deutsche Bank AG	4/01/21	GBP	441,000	USD	597,871	5,519
Goldman Sachs International	1/14/21	CAD	1,066,000	USD	795,619	41,886
Goldman Sachs International	2/04/21	MXN	21,335,000	USD	995,915	72,603
Goldman Sachs International	2/12/21	JPY	278,831,000	USD	2,670,677	30,951
Goldman Sachs International	2/18/21	JPY	278,402,000	USD	2,667,271	30,365
HSBC Bank PLC	1/14/21	EUR	1,232,583	USD	1,461,895	44,266
HSBC Bank PLC	1/29/21	JPY	307,368,034	EUR	2,505,000	(84,362)
HSBC Bank PLC	2/11/21	USD	2,846,609	HKD	22,081,000	(2,030)
HSBC Bank PLC	2/26/21	KRW	1,996,875,000	USD	1,788,321	50,549
HSBC Bank PLC	3/11/21	USD	55,284	CNH	363,000	(296)
HSBC Bank PLC	3/19/21	EUR	1,081,839	USD	1,318,175	5,661
HSBC Bank PLC	3/25/21	GBP	1,162,000	USD	1,570,838	18,984
HSBC Bank PLC	4/01/21	USD	2,712,135	CNH	17,835,000	(14,941)
JP Morgan Chase Bank N.A.	1/08/21	GBP	1,516,000	USD	1,962,824	110,379
JP Morgan Chase Bank N.A.	1/08/21	EUR	1,866,002	USD	2,181,628	98,173
JP Morgan Chase Bank N.A.	1/14/21	GBP	2,431,000	USD	3,126,541	198,165
JP Morgan Chase Bank N.A.	1/15/21	USD	846,060	EUR	713,873	(26,281)
JP Morgan Chase Bank N.A.	2/05/21	JPY	226,554,000	USD	2,170,247	24,706
JP Morgan Chase Bank N.A.	2/12/21	CHF	1,268,000	USD	1,394,452	39,483
JP Morgan Chase Bank N.A.	2/19/21	JPY	248,465,000	USD	2,361,642	45,938
JP Morgan Chase Bank N.A.	2/26/21	USD	2,866,599	EUR	2,419,000	(92,134)
JP Morgan Chase Bank N.A.	3/18/21	EUR	1,899,645	USD	2,311,323	13,203
JP Morgan Chase Bank N.A.	3/25/21	EUR	810,000	USD	987,437	3,884
Morgan Stanley & Co. LLC	1/14/21	JPY	407,650,000	USD	3,863,684	84,784
Morgan Stanley & Co. LLC	1/15/21	EUR	2,020,000	USD	2,378,951	89,454
Morgan Stanley & Co. LLC	2/04/21	GBP	456,000	USD	595,043	28,684
Morgan Stanley & Co. LLC	2/04/21	JPY	226,870,000	USD	2,172,921	25,067
Morgan Stanley & Co. LLC	2/25/21	JPY	248,099,000	USD	2,358,315	45,866
Morgan Stanley & Co. LLC	2/26/21	EUR	2,418,907	USD	2,863,063	95,557
Morgan Stanley & Co. LLC	3/04/21	USD	1,632,333	CNH	10,737,000	(12,391)
Morgan Stanley & Co. LLC	3/18/21	GBP	1,128,261	EUR	1,245,000	20,138
State Street Bank and Trust Co.	1/08/21	JPY	185,207,207	EUR	1,504,000	(43,761)
State Street Bank and Trust Co.	3/11/21	JPY	342,037,000	USD	3,289,026	25,990
State Street Bank and Trust Co.	3/18/21	GBP	942,000	USD	1,266,186	22,585
State Street Bank and Trust Co.	3/25/21	EUR	765,000	USD	932,080	4,168
UBS AG	2/11/21	USD	1,725	MXN	34,879	(20)
UBS AG	3/04/21	EUR	1,231,000	USD	1,480,323	25,539
						$1,078,536

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	3/08/21	36	$6,657,238	$28,071
Euro-OAT	3/08/21	29	5,931,949	14,970
Australia Bonds 10 Year	3/15/21	18	2,040,511	2,616
DAX Index	3/19/21	1	403,238	16,582
E-mini Russell 2000 Index	3/19/21	19	1,862,004	14,056
Euro Stoxx 50 Index	3/19/21	79	3,418,846	7,272
FTSE 100 Index	3/19/21	75	6,712,733	(128,217)
Mini MSCI Emerging Market Index	3/19/21	15	945,226	20,924
Nasdaq 100 E Mini Index	3/19/21	42	10,654,996	168,824
U.S. Treasury Note 10 Year	3/22/21	117	16,121,743	33,398
U.S. Treasury Note Ultra 10 Year	3/22/21	213	33,352,114	(47,567)
				$130,929
Short
Euro-Bund	3/08/21	3	$(649,683)	$(1,359)
Yen Denom Nikkei Index	3/11/21	1	(129,210)	(4,004)
S&P 500 E Mini Index	3/19/21	375	(68,427,252)	(1,862,748)
U.S. Treasury Long Bond	3/22/21	2	(350,794)	4,419
U.S. Treasury Ultra Bond	3/22/21	12	(2,569,271)	6,521
U.S. Treasury Note 2 Year	3/31/21	174	(38,412,587)	(37,335)
U.S. Treasury Note 5 Year	3/31/21	114	(14,364,872)	(17,831)
				$(1,912,337)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 33†	1.000%	Quarterly	12/20/2024	USD	22,361,180	$(367,976)	$(493,336)	$125,360

OTC Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	5.000%	Quarterly	Barclays Bank PLC	6/20/23	USD	230,995	$14,586	$33,494	$(18,908)

Centrally Cleared Credit Default Swap - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 34†	5.000%	Quarterly	12/20/25	NR	EUR	1,885,644	$273,702	$175,464	$98,238
CDX.NA.HY Series 34†	5.000%	Quarterly	6/20/25	BB-	USD	1,320,296	122,370	70,741	51,629
							$396,072	$246,205	$149,867

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

OTC Credit Default Swaps - Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	1.000%	Quarterly	Barclays Bank PLC	CCC	12/20/21	USD	350,000	$1,341	$(17,500)	$18,841

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CDOR	Semi-Annually	Fixed 1.908%	Semi-Annually	7/09/21	CAD	18,349,315	$107,922	$3,250	$104,672
Fixed 1.060%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/27/22	USD	27,703,212	(298,283)	218	(298,501)
Fixed 0.880%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/17/22	USD	15,490,278	(174,376)	122	(174,498)
Fixed 0.526%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/06/24	USD	5,548,326	(22,266)	43	(22,309)
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/24/25	USD	10,965,933	(562,364)	286	(562,650)
Fixed 0.351%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/25	USD	4,334,000	8,917	54	8,863
3-Month USD LIBOR BBA	Quarterly	Fixed 0.370%	Semi-Annually	10/29/25	USD	12,517,428	(25,891)	157	(26,048)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.455%	Semi-Annually	11/23/25	USD	3,480,000	5,852	44	5,808
Fixed 0.690%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/23/30	USD	1,360,000	25,044	24	25,020
3-Month USD LIBOR BBA	Quarterly	Fixed 1.080%	Semi-Annually	8/17/30	USD	3,116,195	52,871	56	52,815
3-Month USD LIBOR BBA	Quarterly	Fixed 0.639%	Semi-Annually	8/21/30	USD	1,490,558	(36,747)	27	(36,774)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.675%	Semi-Annually	9/14/30	USD	526,252	(11,537)	9	(11,546)
Fixed 0.710%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/25/30	USD	800,000	15,155	14	15,141

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.660%	Semi-Annually	9/25/30	USD	800,000	$(18,927)	$14	$(18,941)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.693%	Semi-Annually	9/29/30	USD	640,000	(13,202)	12	(13,214)
Fixed 0.764%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/29/30	USD	640,000	8,870	12	8,858
Fixed 0.810%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/23/30	USD	2,290,817	24,494	42	24,452
Fixed 0.885%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/50	USD	1,012,000	133,974	33	133,941
Fixed 0.875%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/21/50	USD	665,841	89,963	22	89,941
3-Month USD LIBOR BBA	Quarterly	Fixed 1.080%	Semi-Annually	9/28/50	USD	341,000	(28,444)	11	(28,455)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.075%	Semi-Annually	9/28/50	USD	1,453,737	(123,122)	48	(123,170)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.070%	Semi-Annually	10/21/50	USD	998,761	(86,033)	33	(86,066)
Fixed 1.270%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/23/50	USD	2,145,000	74,648	73	74,575
3-Month USD LIBOR BBA	Quarterly	Fixed 0.970%	Semi-Annually	10/28/50	USD	816,000	(91,299)	27	(91,326)
Fixed 1.170%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/28/50	USD	848,013	51,315	29	51,286
Fixed 0.980%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/29/50	USD	2,472,955	270,151	84	270,067
Fixed 1.300%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/19/50	USD	1,876,740	51,081	63	51,018
Fixed 1.220%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/27/50	USD	848,013	40,566	29	40,537
Fixed 1.450%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/11/50	USD	616,988	(7,041)	21	(7,062)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.200%	Semi-Annually	12/22/50	USD	3,275,100	(173,881)	111	(173,992)
Fixed 1.270%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/30/50	USD	848,013	29,640	29	29,611
							$(682,950)	$4,997	$(687,947)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
	USD	157,788	Maturity	S&P 500 Dividend Index Future December 2021		3,250	Maturity	BNP Paribas SA	12/17/21	$24,375	$—	$24,375
3-Month USD LIBOR BBA - 10 bp	USD	177,161	Quarterly	Goldman Sachs Expensive Software Basket		451	Quarterly	Goldman Sachs International	1/22/21	(3,665)	(22,550)	18,885
3-Month USD LIBOR BBA - 10 bp	USD	1,287,975	Quarterly	Goldman Sachs Expensive Software Basket		3,750	Quarterly	Goldman Sachs International	1/24/21	154,620	—	154,620
Euro Stoxx Bank Index Future		3,950	Maturity		EUR	299,083	Maturity	Morgan Stanley & Co. LLC	3/19/21	7,804	—	7,804
										$183,134	$(22,550)	$205,684

OTC Total Return Swaps

Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %
Equity Securities Long/Short (a)	Citigroup Global Markets Inc.	1/25/2021- 5/31/2023	USD	1,104,413	$1,141,877	$37,464	0.3%
Equity Securities Short (b)	JP Morgan Chase Bank N.A.	2/8/2023	USD	(678,847)	(701,754)	(22,907)	0.1%
					$440,123	$14,557

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17.5 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR
1 week USD LIBOR

(b)	The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in the variable rate of interest:
1 month USD LIBOR
Federal Funds Rate
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand

MassMutual Select Diversified Value Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.6%

Common Stock — 97.6%
Basic Materials — 4.5%
Chemicals — 3.1%
Albemarle Corp.	3,100	$457,312
Celanese Corp.	3,800	493,772
CF Industries Holdings, Inc.	76,156	2,947,999
DuPont de Nemours, Inc.	77,518	5,512,305
Eastman Chemical Co.	4,000	401,120
FMC Corp.	4,300	494,199
Huntsman Corp.	5,700	143,298
LyondellBasell Industries NV Class A	11,100	1,017,426
The Mosaic Co.	12,300	283,023
		11,750,454
Forest Products & Paper — 0.7%
International Paper Co.	52,776	2,624,023

Iron & Steel — 0.3%
Nucor Corp.	9,900	526,581
Reliance Steel & Aluminum Co.	2,100	251,475
Steel Dynamics, Inc.	6,900	254,403
		1,032,459
Mining — 0.4%
Newmont Corp.	26,200	1,569,118
		16,976,054
Communications — 8.9%

Advertising — 0.1%
The Interpublic Group of Cos., Inc.	9,400	221,088

Internet — 0.5%
CDW Corp.	4,700	619,413
eBay, Inc.	23,300	1,170,825
NortonLifeLock, Inc.	16,500	342,870
		2,133,108
Media — 3.9%
Comcast Corp. Class A	214,573	11,243,625
Discovery, Inc. Class A (a)	5,300	159,477
Fox Corp. Class A	9,400	273,728
Fox Corp. Class B (a)	42,526	1,228,151
The Walt Disney Co. (a)	8,886	1,609,965
		14,514,946

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 4.4%
Ciena Corp. (a)	5,100	$269,535
Cisco Systems, Inc.	186,465	8,344,309
Corning, Inc.	20,400	734,400
Juniper Networks, Inc.	9,800	220,598
Verizon Communications, Inc.	118,400	6,956,000
		16,524,842
		33,393,984
Consumer, Cyclical — 7.0%
Apparel — 0.1%
Deckers Outdoor Corp. (a)	300	86,034
Hanesbrands, Inc.	6,800	99,144
Skechers U.S.A., Inc. Class A (a)	3,800	136,572
		321,750
Auto Manufacturers — 1.4%
Cummins, Inc.	4,900	1,112,790
Ford Motor Co.	127,100	1,117,209
General Motors Co.	46,600	1,940,424
PACCAR, Inc.	11,300	974,964
		5,145,387
Auto Parts & Equipment — 0.1%
Gentex Corp.	7,000	237,510
Lear Corp.	1,700	270,351
		507,861
Distribution & Wholesale — 0.2%
LKQ Corp. (a)	10,000	352,400
W.W. Grainger, Inc.	1,600	653,344
		1,005,744
Home Builders — 0.5%
D.R. Horton, Inc.	11,900	820,148
Lennar Corp. Class A	9,000	686,070
PulteGroup, Inc.	8,800	379,456
Toll Brothers, Inc.	3,500	152,145
		2,037,819
Home Furnishing — 0.1%
Whirlpool Corp.	2,100	379,029

Housewares — 0.1%
Newell Brands, Inc.	13,800	292,974

Leisure Time — 0.1%
Brunswick Corp.	2,200	167,728
Polaris, Inc.	1,200	114,336
		282,064

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.6%
Hyatt Hotels Corp. Class A	1,300	$96,525
Las Vegas Sands Corp.	34,347	2,047,081
		2,143,606
Retail — 3.7%
Advance Auto Parts, Inc.	2,200	346,522
AutoZone, Inc. (a)	700	829,808
Best Buy Co., Inc.	8,500	848,215
CarMax, Inc. (a)	3,200	302,272
Dollar General Corp.	8,000	1,682,400
Dollar Tree, Inc. (a)	7,700	831,908
Genuine Parts Co.	4,700	472,021
Lowe's Cos., Inc.	23,900	3,836,189
O'Reilly Automotive, Inc. (a)	2,400	1,086,168
Target Corp.	16,300	2,877,439
Tractor Supply Co.	3,300	463,914
Williams-Sonoma, Inc.	2,300	234,232
		13,811,088
Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,300	324,185
		26,251,507
Consumer, Non-cyclical — 24.4%
Agriculture — 2.2%
Archer-Daniels-Midland Co.	18,100	912,421
Bunge Ltd.	4,600	301,668
Darling Ingredients, Inc. (a)	2,500	144,200
Philip Morris International, Inc.	83,315	6,897,649
		8,255,938
Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	6,200	968,688
Amgen, Inc.	17,100	3,931,632
Bio-Rad Laboratories, Inc. Class A (a)	700	408,058
Corteva, Inc.	11,600	449,152
Regeneron Pharmaceuticals, Inc. (a)	2,900	1,401,019
		7,158,549
Commercial Services — 0.4%
AMERCO	600	272,376
Quanta Services, Inc.	4,600	331,292
Robert Half International, Inc.	3,700	231,176
Service Corp. International	5,700	279,870
United Rentals, Inc. (a)	2,100	487,011
		1,601,725
Foods — 2.1%
Conagra Brands, Inc.	59,944	2,173,570
Ingredion, Inc.	2,100	165,207
The J.M. Smucker Co.	3,200	369,920
The Kraft Heinz Co.	39,900	1,382,934

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	59,955	$3,863,500
		7,955,131
Health Care – Products — 0.2%
Hologic, Inc. (a)	7,200	524,376

Health Care – Services — 5.6%
Anthem, Inc.	20,980	6,736,468
DaVita, Inc. (a)	4,100	481,340
HCA Healthcare, Inc.	9,800	1,611,708
Humana, Inc.	3,700	1,517,999
Laboratory Corp. of America Holdings (a)	2,800	569,940
Molina Healthcare, Inc. (a)	1,600	340,288
Quest Diagnostics, Inc.	3,900	464,763
UnitedHealth Group, Inc.	25,615	8,982,668
Universal Health Services, Inc. Class B	2,200	302,500
		21,007,674
Household Products & Wares — 0.7%
Avery Dennison Corp.	2,200	341,242
Kimberly-Clark Corp.	15,645	2,109,415
		2,450,657
Pharmaceuticals — 11.3%
AbbVie, Inc.	28,357	3,038,452
AmerisourceBergen Corp.	5,900	576,784
Becton Dickinson and Co.	14,139	3,537,861
Cardinal Health, Inc.	8,600	460,616
Cigna Corp.	10,100	2,102,618
CVS Health Corp.	42,511	2,903,501
Eli Lilly and Co.	26,700	4,508,028
Henry Schein, Inc. (a)	4,300	287,498
Jazz Pharmaceuticals PLC (a)	1,700	280,585
Johnson & Johnson	78,679	12,382,501
McKesson Corp.	5,300	921,776
Merck & Co., Inc.	73,000	5,971,400
Pfizer, Inc.	148,539	5,467,721
		42,439,341
		91,393,391
Energy — 4.1%
Oil & Gas — 3.3%
EOG Resources, Inc.	45,400	2,264,098
Exxon Mobil Corp.	62,700	2,584,494
Phillips 66	14,200	993,148
TOTAL SE	104,316	4,499,993
TOTAL SE Sponsored ADR	28,500	1,194,435
Valero Energy Corp.	13,300	752,381
		12,288,549
Oil & Gas Services — 0.3%
Halliburton Co.	73,105	1,381,684

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.5%
Cheniere Energy, Inc. (a)	8,300	$498,249
TC Energy Corp.	12,497	508,878
The Williams Cos., Inc.	39,600	793,980
		1,801,107
		15,471,340
Financial — 25.3%
Banks — 13.7%
Bank of America Corp.	280,300	8,495,893
The Bank of New York Mellon Corp.	29,000	1,230,760
Citizens Financial Group, Inc.	13,900	497,064
Comerica, Inc.	4,600	256,956
Commerce Bancshares, Inc.	3,465	227,650
Cullen/Frost Bankers, Inc.	1,700	148,291
East West Bancorp, Inc.	4,600	233,266
Fifth Third Bancorp	130,958	3,610,512
The Goldman Sachs Group, Inc.	10,200	2,689,842
Huntington Bancshares, Inc.	28,500	359,955
JP Morgan Chase & Co.	89,800	11,410,886
KeyCorp	31,800	521,838
Morgan Stanley	72,834	4,991,314
Northern Trust Corp.	6,800	633,352
The PNC Financial Services Group, Inc.	25,994	3,873,106
Regions Financial Corp.	31,300	504,556
Signature Bank	1,800	243,522
State Street Corp.	42,947	3,125,683
SVB Financial Group (a)	1,700	659,311
US Bancorp	42,869	1,997,267
Wells Fargo & Co.	183,789	5,546,752
Zions Bancorp NA	5,400	234,576
		51,492,352
Diversified Financial Services — 2.7%
Ally Financial, Inc.	12,200	435,052
Ameriprise Financial, Inc.	4,100	796,753
BlackRock, Inc.	4,500	3,246,930
Capital One Financial Corp.	14,900	1,472,865
Discover Financial Services	6,000	543,180
LPL Financial Holdings, Inc.	2,600	270,972
Nasdaq, Inc.	5,400	716,796
Raymond James Financial, Inc.	4,500	430,515
SEI Investments Co.	4,700	270,109
Synchrony Financial	19,000	659,490
T. Rowe Price Group, Inc.	7,400	1,120,286
The Western Union Co.	11,600	254,504
		10,217,452
Insurance — 7.5%
Aflac, Inc.	22,900	1,018,363
The Allstate Corp.	10,000	1,099,300
American Financial Group, Inc.	2,800	245,336
American International Group, Inc.	98,487	3,728,718
Assurant, Inc.	1,900	258,818

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	47,494	$7,310,277
Equitable Holdings, Inc.	14,500	371,055
Everest Re Group Ltd.	1,100	257,499
First American Financial Corp.	3,100	160,053
Globe Life, Inc.	6,700	636,232
The Hartford Financial Services Group, Inc.	11,700	573,066
Lincoln National Corp.	6,300	316,953
Loews Corp.	8,800	396,176
Markel Corp. (a)	430	444,319
MetLife, Inc.	106,934	5,020,551
Old Republic International Corp.	6,200	122,202
Primerica, Inc.	1,100	147,323
Principal Financial Group, Inc.	9,000	446,490
The Progressive Corp.	19,100	1,888,608
Prudential Financial, Inc.	12,900	1,007,103
The Travelers Cos., Inc.	15,200	2,133,624
Voya Financial, Inc.	4,500	264,645
W.R. Berkley Corp.	5,800	385,236
		28,231,947
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	10,900	683,648
Jones Lang LaSalle, Inc.	1,700	252,229
		935,877
Real Estate Investment Trusts (REITS) — 1.1%
Equity Residential	40,166	2,381,040
Weyerhaeuser Co.	54,105	1,814,141
		4,195,181
		95,072,809
Industrial — 9.8%
Aerospace & Defense — 1.9%
The Boeing Co.	11,553	2,473,035
General Dynamics Corp.	8,400	1,250,088
L3 Harris Technologies, Inc.	17,930	3,389,129
		7,112,252
Building Materials — 0.6%
Fortune Brands Home & Security, Inc.	4,000	342,880
Johnson Controls International PLC	23,600	1,099,524
Masco Corp.	8,600	472,398
Owens Corning	3,600	272,736
		2,187,538
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	16,900	1,358,253

Electronics — 0.3%
Allegion PLC	1,800	209,484
Arrow Electronics, Inc. (a)	2,500	243,250
Hubbell, Inc.	1,800	282,222
Jabil, Inc.	4,900	208,397

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sensata Technologies Holding PLC (a)	4,600	$242,604
		1,185,957
Environmental Controls — 0.1%
Pentair PLC	5,500	291,995

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,800	308,052

Machinery – Construction & Mining — 0.1%
BWX Technologies, Inc.	1,900	114,532
Oshkosh Corp.	2,100	180,747
		295,279
Machinery – Diversified — 0.3%
AGCO Corp.	2,200	226,798
Dover Corp.	4,700	593,375
Westinghouse Air Brake Technologies Corp.	6,200	453,840
		1,274,013
Miscellaneous - Manufacturing — 2.8%
3M Co.	18,795	3,285,178
Carlisle Cos., Inc.	1,600	249,888
General Electric Co.	515,152	5,563,642
ITT, Inc.	2,800	215,656
Parker-Hannifin Corp.	3,700	1,007,917
Textron, Inc.	7,500	362,475
		10,684,756
Packaging & Containers — 0.5%
Amcor PLC	51,000	600,270
Berry Global Group, Inc. (a)	3,700	207,903
Crown Holdings, Inc. (a)	4,400	440,880
Packaging Corp. of America	3,100	427,521
Sealed Air Corp.	5,100	233,529
Sonoco Products Co.	2,800	165,900
		2,076,003
Transportation — 2.7%
CSX Corp.	22,300	2,023,725
Knight-Swift Transportation Holdings, Inc.	5,100	213,282
United Parcel Service, Inc. Class B	47,071	7,926,756
		10,163,763
		36,937,861
Technology — 9.8%
Computers — 1.9%
Cognizant Technology Solutions Corp. Class A	17,400	1,425,930
Genpact Ltd.	6,200	256,432
Hewlett Packard Enterprise Co.	42,100	498,885
HP, Inc.	42,000	1,032,780
International Business Machines Corp.	25,500	3,209,940
Leidos Holdings, Inc.	2,800	294,336

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NetApp, Inc.	7,300	$483,552
		7,201,855
Semiconductors — 5.1%
Applied Materials, Inc.	29,900	2,580,370
Broadcom, Inc.	11,400	4,991,490
KLA Corp.	3,000	776,730
Lam Research Corp.	3,400	1,605,718
Micron Technology, Inc. (a)	31,400	2,360,652
Qorvo, Inc. (a)	3,200	532,064
QUALCOMM, Inc.	40,893	6,229,640
		19,076,664
Software — 2.8%
CDK Global, Inc.	3,400	176,222
Microsoft Corp.	18,001	4,003,782
Oracle Corp.	95,800	6,197,302
		10,377,306
		36,655,825
Utilities — 3.8%
Electric — 3.1%
AES Corp.	21,700	509,950
Exelon Corp.	31,800	1,342,596
NRG Energy, Inc.	8,000	300,400
OGE Energy Corp.	5,700	181,602
Pinnacle West Capital Corp.	5,000	399,750
Public Service Enterprise Group, Inc.	22,000	1,282,600
Sempra Energy	15,479	1,972,179
The Southern Co.	87,706	5,387,780
Vistra Corp.	13,800	271,308
		11,648,165
Gas — 0.7%
NiSource, Inc.	96,640	2,216,922
UGI Corp.	6,800	237,728
		2,454,650
		14,102,815
TOTAL COMMON STOCK (Cost $316,210,104)		366,255,586

Preferred Stock — 1.0%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	9,601	529,303

Utilities — 0.9%
Electric — 0.9%
Sempra Energy Convertible 6.000% (b)	23,323	2,326,703
Sempra Energy Convertible 6.750% (b)	2,159	223,953

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Southern Co. Convertible 6.750%	15,036	$780,368
		3,331,024
TOTAL PREFERRED STOCK (Cost $3,796,322)		3,860,327

TOTAL EQUITIES (Cost $320,006,426)		370,115,913

Mutual Funds — 0.8%
Diversified Financial Services — 0.8%
iShares Russell 1000 Value ETF (b)	15,900	2,174,007
State Street Navigator Securities Lending Prime Portfolio (c)	761,122	761,122
		2,935,129
TOTAL MUTUAL FUNDS (Cost $2,874,142)		2,935,129

TOTAL LONG-TERM INVESTMENTS (Cost $322,880,568)		373,051,042

Short-Term Investments — 0.8%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	104

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$2,751,587	2,751,587

TOTAL SHORT-TERM INVESTMENTS (Cost $2,751,691)		2,751,691

TOTAL INVESTMENTS — 100.2% (Cost $325,632,259) (e)		375,802,733

Other Assets/(Liabilities) — (0.2)%		(667,377)

NET ASSETS — 100.0%		$375,135,356

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $797,997 or 0.21% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $52,366 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,751,587. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $2,806,732.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Fundamental Value Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.5%

Common Stock — 99.5%
Basic Materials — 5.0%
Chemicals — 3.9%
DuPont de Nemours, Inc.	178,702	$12,707,499
Element Solutions, Inc.	170,203	3,017,699
FMC Corp.	14,902	1,712,687
International Flavors & Fragrances, Inc. (a)	12,723	1,384,772
Linde PLC	11,079	2,919,427
PPG Industries, Inc.	9,768	1,408,741
		23,150,825
Iron & Steel — 0.3%
Steel Dynamics, Inc.	52,809	1,947,068

Mining — 0.8%
Kinross Gold Corp.	128,841	945,693
Newmont Corp.	27,067	1,621,042
Yamana Gold, Inc.	307,707	1,757,007
		4,323,742
		29,421,635
Communications — 5.1%
Internet — 0.9%
Alphabet, Inc. Class A (b)	3,087	5,410,400

Media — 1.7%
Altice USA, Inc. Class A (b)	79,447	3,008,658
Comcast Corp. Class A	130,770	6,852,348
		9,861,006
Telecommunications — 2.5%
Cisco Systems, Inc.	152,550	6,826,612
T-Mobile US, Inc. (b)	31,733	4,279,195
Verizon Communications, Inc.	68,112	4,001,580
		15,107,387
		30,378,793
Consumer, Cyclical — 10.8%
Apparel — 0.8%
Ralph Lauren Corp.	19,121	1,983,613

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tapestry, Inc.	92,725	$2,881,893
		4,865,506
Auto Manufacturers — 0.4%
Cummins, Inc.	8,954	2,033,453

Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	24,166	1,042,280
Lear Corp.	7,342	1,167,598
		2,209,878
Distribution & Wholesale — 0.4%
LKQ Corp. (b)	57,887	2,039,938

Entertainment — 1.0%
Marriott Vacations Worldwide Corp.	19,560	2,684,023
SeaWorld Entertainment, Inc. (b)	100,374	3,170,815
		5,854,838
Food Services — 0.5%
Aramark	77,895	2,997,400

Home Builders — 1.0%
Lennar Corp. Class A	78,763	6,004,103

Leisure Time — 0.4%
Harley-Davidson, Inc.	71,286	2,616,196

Lodging — 1.9%
Las Vegas Sands Corp.	79,651	4,747,199
Marriott International, Inc. Class A	15,876	2,094,362
MGM Resorts International	91,912	2,896,147
Wyndham Hotels & Resorts, Inc.	25,763	1,531,353
		11,269,061
Retail — 3.5%
Advance Auto Parts, Inc.	11,944	1,881,299
AutoZone, Inc. (b)	4,606	5,460,137
Best Buy Co., Inc.	26,929	2,687,245
Lowe's Cos., Inc.	46,629	7,484,421
The TJX Cos., Inc.	31,973	2,183,436
Williams-Sonoma, Inc.	11,730	1,194,583
		20,891,121
Textiles — 0.5%
Mohawk Industries, Inc. (b)	21,879	3,083,845
		63,865,339
Consumer, Non-cyclical — 20.6%
Beverages — 2.0%
Coca-Cola European Partners PLC	195,217	9,727,663
Molson Coors Beverage Co. Class B	52,865	2,388,969
		12,116,632

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.4%
Amgen, Inc.	6,250	$1,437,000
Corteva, Inc.	169,888	6,578,063
		8,015,063
Commercial Services — 1.0%
Quanta Services, Inc.	33,261	2,395,457
Robert Half International, Inc.	15,282	954,820
United Rentals, Inc. (b)	9,975	2,313,302
		5,663,579
Foods — 0.5%
The Kroger Co.	89,021	2,827,307

Health Care – Products — 3.2%
Avantor, Inc. (b)	88,361	2,487,362
Envista Holdings Corp. (b)	65,643	2,214,138
Hologic, Inc. (b)	18,338	1,335,557
LivaNova PLC (b)	28,981	1,918,832
Medtronic PLC	93,546	10,957,979
		18,913,868
Health Care – Services — 3.3%
Anthem, Inc.	24,827	7,971,701
Humana, Inc.	3,990	1,636,977
UnitedHealth Group, Inc.	29,242	10,254,585
		19,863,263
Pharmaceuticals — 9.2%
AbbVie, Inc.	21,047	2,255,186
AmerisourceBergen Corp.	30,547	2,986,275
Cigna Corp.	52,935	11,020,008
CVS Health Corp.	127,257	8,691,653
GlaxoSmithKline PLC Sponsored ADR	53,232	1,958,938
Johnson & Johnson	90,012	14,166,089
McKesson Corp.	20,247	3,521,358
Novartis AG Sponsored ADR	50,290	4,748,885
Pfizer, Inc.	111,800	4,115,358
Viatris, Inc. (b)	63,825	1,196,080
		54,659,830
		122,059,542
Energy — 5.3%
Oil & Gas — 5.1%
Canadian Natural Resources Ltd.	64,976	1,562,673
Chevron Corp.	21,320	1,800,474
ConocoPhillips	128,362	5,133,196
Hess Corp.	108,038	5,703,326
Marathon Petroleum Corp.	88,858	3,675,167
Parsley Energy, Inc. Class A	155,281	2,204,990
Petroleo Brasileiro SA Sponsored ADR	153,193	1,720,358
Phillips 66	97,494	6,818,730

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	28,482	$1,611,227
		30,230,141
Oil & Gas Services — 0.2%
Schlumberger NV	69,059	1,507,558
		31,737,699
Financial — 27.1%
Banks — 11.3%
Bank of America Corp.	257,158	7,794,459
Citigroup, Inc.	121,245	7,475,966
Fifth Third Bancorp	66,133	1,823,287
The Goldman Sachs Group, Inc.	20,454	5,393,924
Huntington Bancshares, Inc.	217,538	2,747,505
JP Morgan Chase & Co.	135,125	17,170,334
Northern Trust Corp.	48,736	4,539,271
Truist Financial Corp.	112,575	5,395,720
US Bancorp	154,303	7,188,977
Wells Fargo & Co.	252,085	7,607,925
		67,137,368
Diversified Financial Services — 3.4%
AerCap Holdings NV (b)	75,536	3,442,931
American Express Co.	55,764	6,742,425
The Charles Schwab Corp.	58,948	3,126,602
Discover Financial Services	24,347	2,204,134
Navient Corp.	80,709	792,562
PROG Holdings, Inc.	33,974	1,830,180
SLM Corp.	166,541	2,063,443
		20,202,277
Insurance — 8.8%
Aflac, Inc.	47,488	2,111,791
American International Group, Inc.	165,050	6,248,793
Aon PLC Class A	19,392	4,096,948
Assurant, Inc.	15,999	2,179,384
Axis Capital Holdings Ltd.	29,758	1,499,506
Berkshire Hathaway, Inc. Class B (b)	42,697	9,900,153
Chubb Ltd.	76,513	11,776,881
Everest Re Group Ltd.	12,440	2,912,080
Fidelity National Financial, Inc.	60,776	2,375,734
Marsh & McLennan Cos., Inc.	10,056	1,176,552
The Progressive Corp.	44,137	4,364,266
RenaissanceRe Holdings Ltd.	6,885	1,141,671
Willis Towers Watson PLC	11,059	2,329,910
		52,113,669
Real Estate — 0.3%
The Howard Hughes Corp. (b)	25,349	2,000,797

Real Estate Investment Trusts (REITS) — 2.8%
American Campus Communities, Inc.	61,256	2,619,919
Corporate Office Properties Trust	150,727	3,930,960
Healthpeak Properties, Inc.	114,561	3,463,179

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MGM Growth Properties LLC Class A	136,522	$4,273,139
VICI Properties, Inc.	85,770	2,187,135
		16,474,332
Savings & Loans — 0.5%
New York Community Bancorp, Inc.	261,886	2,762,897
		160,691,340
Industrial — 13.2%
Aerospace & Defense — 3.7%
The Boeing Co.	15,848	3,392,423
General Dynamics Corp.	52,873	7,868,560
Howmet Aerospace, Inc.	95,122	2,714,782
Northrop Grumman Corp.	4,445	1,354,480
Raytheon Technologies Corp.	92,937	6,645,925
		21,976,170
Building Materials — 1.2%
CRH PLC Sponsored ADR	39,661	1,688,765
Owens Corning	74,131	5,616,165
		7,304,930
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	26,917	2,163,319

Engineering & Construction — 0.6%
AECOM (b)	47,189	2,349,069
Jacobs Engineering Group, Inc.	14,570	1,587,547
		3,936,616
Hand & Machine Tools — 1.0%
Stanley Black & Decker, Inc.	33,474	5,977,118

Machinery – Construction & Mining — 1.0%
BWX Technologies, Inc.	30,320	1,827,690
Caterpillar, Inc.	22,072	4,017,545
		5,845,235
Machinery – Diversified — 3.5%
Deere & Co.	41,798	11,245,752
Dover Corp.	15,727	1,985,534
Otis Worldwide Corp.	21,422	1,447,056
Westinghouse Air Brake Technologies Corp.	82,888	6,067,401
		20,745,743
Miscellaneous - Manufacturing — 0.7%
Eaton Corp. PLC	33,700	4,048,718

Packaging & Containers — 0.2%
WestRock Co.	29,976	1,304,855

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	6,268	1,068,569

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	15,015	$2,051,800
Union Pacific Corp.	10,593	2,205,674
		4,257,474
		78,628,747
Technology — 8.2%
Computers — 0.9%
Cognizant Technology Solutions Corp. Class A	61,963	5,077,868

Semiconductors — 5.4%
Applied Materials, Inc.	51,181	4,416,920
Broadcom, Inc.	6,801	2,977,818
KLA Corp.	10,164	2,631,561
Lam Research Corp.	11,385	5,376,794
Microchip Technology, Inc.	18,913	2,612,074
Micron Technology, Inc. (b)	54,029	4,061,900
NXP Semiconductor NV	23,645	3,759,791
ON Semiconductor Corp. (b)	17,530	573,757
Qorvo, Inc. (b)	13,491	2,243,149
QUALCOMM, Inc.	14,540	2,215,024
Texas Instruments, Inc.	8,527	1,399,537
		32,268,325
Software — 1.9%
Oracle Corp.	135,237	8,748,482
SS&C Technologies Holdings, Inc	35,404	2,575,641
		11,324,123
		48,670,316
Utilities — 4.2%
Electric — 4.2%
CenterPoint Energy, Inc.	341,295	7,385,624
Edison International	83,665	5,255,835
Entergy Corp.	36,060	3,600,230
Exelon Corp.	150,367	6,348,495
Vistra Corp.	125,512	2,467,566
		25,057,750
TOTAL COMMON STOCK (Cost $494,462,279)		590,511,161

TOTAL EQUITIES (Cost $494,462,279)		590,511,161

Mutual Funds — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	1,401,194	1,401,194

TOTAL MUTUAL FUNDS (Cost $1,401,194)		1,401,194

TOTAL LONG-TERM INVESTMENTS (Cost $495,863,473)		591,912,355

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$4,726,180	$4,726,180

TOTAL SHORT-TERM INVESTMENTS (Cost $4,726,180)		4,726,180

TOTAL INVESTMENTS — 100.6% (Cost $500,589,653) (e)		596,638,535

Other Assets/(Liabilities) — (0.6)%		(3,356,423)

NET ASSETS — 100.0%		$593,282,112

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $1,370,840 or 0.23% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $4,726,180. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $4,820,887.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 100.3%

Common Stock — 100.3%
Basic Materials — 2.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	23,706	$6,476,953
Albemarle Corp.	11,418	1,684,383
Celanese Corp.	12,537	1,629,058
CF Industries Holdings, Inc.	22,943	888,124
Dow, Inc.	79,555	4,415,302
DuPont de Nemours, Inc.	78,708	5,596,926
Eastman Chemical Co.	14,529	1,456,968
Ecolab, Inc.	26,635	5,762,749
FMC Corp.	13,917	1,599,481
International Flavors & Fragrances, Inc. (a)	11,469	1,248,286
Linde PLC	56,292	14,833,505
LyondellBasell Industries NV Class A	27,577	2,527,708
The Mosaic Co.	36,999	851,347
PPG Industries, Inc.	25,334	3,653,669
The Sherwin-Williams Co.	8,767	6,442,956
		59,067,415
Forest Products & Paper — 0.1%
International Paper Co.	42,161	2,096,245
Iron & Steel — 0.1%
Nucor Corp.	32,383	1,722,452
Mining — 0.2%
Freeport-McMoRan, Inc.	155,824	4,054,540
Newmont Corp.	86,163	5,160,302
		9,214,842
		72,100,954
Communications — 16.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	41,832	983,888
Omnicom Group, Inc.	23,056	1,438,003
		2,421,891
Internet — 11.4%
Alphabet, Inc. Class A (b)	32,245	56,513,877
Alphabet, Inc. Class C (b)	31,134	54,543,032
Amazon.com, Inc. (b)	45,742	148,978,492
Booking Holdings, Inc. (b)	4,393	9,784,397
CDW Corp.	15,336	2,021,131
eBay, Inc.	70,237	3,529,409

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (b)	13,524	$2,406,055
Expedia Group, Inc.	14,580	1,930,392
F5 Networks, Inc. (b)	6,607	1,162,436
Facebook, Inc. Class A (b)	257,833	70,429,662
Netflix, Inc. (b)	47,384	25,621,950
NortonLifeLock, Inc.	63,480	1,319,114
Twitter, Inc. (b)	85,304	4,619,212
VeriSign, Inc. (b)	10,770	2,330,628
		385,189,787
Media — 2.3%
Charter Communications, Inc. Class A (b)	15,649	10,352,596
Comcast Corp. Class A	489,704	25,660,490
Discovery, Inc. Class A (b)	17,514	526,996
Discovery, Inc. Class C (b)	31,639	828,626
DISH Network Corp. Class A (b)	26,521	857,689
Fox Corp. Class A	36,202	1,054,202
Fox Corp. Class B	16,592	479,177
News Corp. Class A	41,931	753,500
News Corp. Class B	13,440	238,829
ViacomCBS, Inc. Class B	60,596	2,257,807
The Walt Disney Co. (b)	194,180	35,181,532
		78,191,444
Telecommunications — 2.5%
Arista Networks, Inc. (b)	5,843	1,697,801
AT&T, Inc.	764,285	21,980,837
CenturyLink, Inc.	105,904	1,032,564
Cisco Systems, Inc.	453,199	20,280,655
Corning, Inc.	81,942	2,949,912
Juniper Networks, Inc.	35,365	796,066
Motorola Solutions, Inc.	18,182	3,092,031
T-Mobile US, Inc. (b)	62,567	8,437,160
Verizon Communications, Inc.	443,823	26,074,601
		86,341,627
		552,144,749
Consumer, Cyclical — 9.7%
Airlines — 0.3%
Alaska Air Group, Inc.	13,263	689,676
American Airlines Group, Inc. (a)	65,507	1,033,045
Delta Air Lines, Inc.	68,399	2,750,324
Southwest Airlines Co.	63,309	2,950,833
United Airlines Holdings, Inc. (b)	31,389	1,357,574
		8,781,452
Apparel — 0.8%
Hanesbrands, Inc.	38,054	554,827
NIKE, Inc. Class B	134,582	19,039,316
PVH Corp.	7,625	715,911
Ralph Lauren Corp.	5,264	546,088
Tapestry, Inc.	29,753	924,723
Under Armour, Inc. Class A (b)	20,756	356,381
Under Armour, Inc. Class C (b)	21,256	316,289

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	34,300	$2,929,563
		25,383,098
Auto Manufacturers — 2.2%
Cummins, Inc.	15,874	3,604,985
Ford Motor Co.	419,099	3,683,880
General Motors Co.	135,091	5,625,189
PACCAR, Inc.	37,157	3,205,906
Tesla, Inc. (b)	81,332	57,393,553
		73,513,513
Auto Parts & Equipment — 0.1%
Aptiv PLC	28,961	3,773,329
BorgWarner, Inc.	26,225	1,013,334
		4,786,663
Distribution & Wholesale — 0.3%
Copart, Inc. (b)	22,287	2,836,021
Fastenal Co.	61,574	3,006,658
LKQ Corp. (b)	30,031	1,058,292
Pool Corp.	4,307	1,604,358
W.W. Grainger, Inc.	4,835	1,974,324
		10,479,653
Entertainment — 0.0%
Live Nation Entertainment, Inc. (b)	15,336	1,126,889
Home Builders — 0.2%
D.R. Horton, Inc.	35,565	2,451,140
Lennar Corp. Class A	29,507	2,249,319
NVR, Inc. (b)	375	1,529,947
PulteGroup, Inc.	28,754	1,239,872
		7,470,278
Home Furnishing — 0.1%
Leggett & Platt, Inc.	14,211	629,547
Whirlpool Corp.	6,708	1,210,727
		1,840,274
Housewares — 0.0%
Newell Brands, Inc.	40,502	859,857
Leisure Time — 0.1%
Carnival Corp.	79,765	1,727,710
Norwegian Cruise Line Holdings Ltd. (b)	33,853	860,882
Royal Caribbean Cruises Ltd.	19,971	1,491,634
		4,080,226
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	29,757	3,310,764
Las Vegas Sands Corp.	35,227	2,099,529
Marriott International, Inc. Class A	28,524	3,762,886
MGM Resorts International	43,970	1,385,495

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd.	10,413	$1,174,899
		11,733,573
Retail — 5.3%
Advance Auto Parts, Inc.	7,278	1,146,358
AutoZone, Inc. (b)	2,486	2,947,004
Best Buy Co., Inc.	24,718	2,466,609
CarMax, Inc. (b)	17,599	1,662,401
Chipotle Mexican Grill, Inc. (b)	3,001	4,161,517
Costco Wholesale Corp.	47,323	17,830,360
Darden Restaurants, Inc.	13,964	1,663,392
Dollar General Corp.	26,277	5,526,053
Dollar Tree, Inc. (b)	25,225	2,725,309
Domino’s Pizza, Inc.	4,226	1,620,502
The Gap, Inc.	22,519	454,659
Genuine Parts Co.	15,473	1,553,953
The Home Depot, Inc.	115,469	30,670,876
L Brands, Inc.	25,056	931,833
Lowe’s Cos., Inc.	78,587	12,613,999
McDonald’s Corp.	79,915	17,148,161
O’Reilly Automotive, Inc. (b)	7,770	3,516,469
Ross Stores, Inc.	38,183	4,689,254
Starbucks Corp.	125,883	13,466,963
Target Corp.	53,709	9,481,250
Tiffany & Co.	11,589	1,523,374
The TJX Cos., Inc.	128,771	8,793,771
Tractor Supply Co.	12,495	1,756,547
Ulta Beauty, Inc. (b)	6,043	1,735,308
Walgreens Boots Alliance, Inc.	77,084	3,074,110
Walmart, Inc.	148,690	21,433,663
Yum! Brands, Inc.	32,355	3,512,459
		178,106,154
Textiles — 0.0%
Mohawk Industries, Inc. (b)	6,414	904,053
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	13,668	1,278,505
		330,344,188
Consumer, Non-cyclical — 21.0%
Agriculture — 0.7%
Altria Group, Inc.	199,321	8,172,161
Archer-Daniels-Midland Co.	59,674	3,008,167
Philip Morris International, Inc.	167,027	13,828,165
		25,008,493
Beverages — 1.6%
Brown-Forman Corp. Class B	19,576	1,554,922
The Coca-Cola Co.	414,822	22,748,838
Constellation Brands, Inc. Class A	18,180	3,982,329
Molson Coors Beverage Co. Class B	20,179	911,889
Monster Beverage Corp. (b)	39,634	3,665,352

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	148,219	$21,980,878
		54,844,208
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (b)	23,472	3,667,265
Amgen, Inc.	62,439	14,355,975
Bio-Rad Laboratories, Inc. Class A (b)	2,309	1,346,008
Biogen, Inc. (b)	16,504	4,041,169
Corteva, Inc.	79,905	3,093,922
Gilead Sciences, Inc.	134,445	7,832,766
Illumina, Inc. (b)	15,659	5,793,830
Incyte Corp. (b)	19,965	1,736,556
Regeneron Pharmaceuticals, Inc. (b)	11,246	5,433,055
Vertex Pharmaceuticals, Inc. (b)	27,890	6,591,523
		53,892,069
Commercial Services — 2.5%
Automatic Data Processing, Inc.	45,992	8,103,790
Cintas Corp.	9,426	3,331,714
Equifax, Inc.	13,047	2,515,984
FleetCor Technologies, Inc. (b)	8,945	2,440,464
Gartner, Inc. (b)	9,576	1,533,980
Global Payments, Inc.	32,105	6,916,059
IHS Markit Ltd.	39,973	3,590,775
MarketAxess Holdings, Inc.	4,072	2,323,320
Moody’s Corp.	17,322	5,027,537
Nielsen Holdings PLC	38,289	799,091
PayPal Holdings, Inc. (b)	125,667	29,431,211
Quanta Services, Inc.	14,893	1,072,594
Robert Half International, Inc.	12,225	763,818
Rollins, Inc.	23,728	927,053
S&P Global, Inc.	25,805	8,482,878
United Rentals, Inc. (b)	7,737	1,794,288
Verisk Analytics, Inc.	17,438	3,619,954
		82,674,510
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	91,934	7,861,276
The Estee Lauder Cos., Inc. Class A	24,297	6,467,619
The Procter & Gamble Co.	265,945	37,003,587
		51,332,482
Foods — 1.1%
Campbell Soup Co.	21,721	1,050,210
Conagra Brands, Inc.	52,395	1,899,843
General Mills, Inc.	65,564	3,855,163
The Hershey Co.	15,823	2,410,318
Hormel Foods Corp.	30,112	1,403,520
The J.M. Smucker Co.	12,237	1,414,597
Kellogg Co.	27,280	1,697,635
The Kraft Heinz Co.	69,499	2,408,835
The Kroger Co.	83,049	2,637,636
Lamb Weston Holdings, Inc.	15,695	1,235,824
McCormick & Co., Inc.	26,673	2,549,939
Mondelez International, Inc. Class A	153,389	8,968,655
Sysco Corp.	54,630	4,056,824

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	31,546	$2,032,824
		37,621,823
Health Care – Products — 4.1%
Abbott Laboratories	190,091	20,813,064
ABIOMED, Inc. (b)	4,847	1,571,397
Align Technology, Inc. (b)	7,696	4,112,588
Baxter International, Inc.	54,787	4,396,109
Boston Scientific Corp. (b)	153,578	5,521,129
The Cooper Cos., Inc.	5,260	1,911,063
Danaher Corp.	67,809	15,063,091
Dentsply Sirona, Inc.	23,441	1,227,371
Edwards Lifesciences Corp. (b)	66,845	6,098,269
Hologic, Inc. (b)	27,565	2,007,559
IDEXX Laboratories, Inc. (b)	9,149	4,573,311
Intuitive Surgical, Inc. (b)	12,608	10,314,605
Medtronic PLC	144,365	16,910,916
ResMed, Inc.	15,543	3,303,820
Steris PLC	9,151	1,734,480
Stryker Corp.	35,065	8,592,328
Teleflex, Inc.	4,994	2,055,381
Thermo Fisher Scientific, Inc.	42,508	19,799,376
Varian Medical Systems, Inc. (b)	9,798	1,714,748
West Pharmaceutical Services, Inc.	7,929	2,246,365
Zimmer Biomet Holdings, Inc.	22,231	3,425,575
		137,392,545
Health Care – Services — 2.1%
Anthem, Inc.	26,674	8,564,755
Catalent, Inc. (b)	17,664	1,838,292
Centene Corp. (b)	62,185	3,732,966
DaVita, Inc. (b)	7,928	930,747
HCA Healthcare, Inc.	28,308	4,655,534
Humana, Inc.	14,194	5,823,372
IQVIA Holdings, Inc. (b)	20,563	3,684,273
Laboratory Corp. of America Holdings (b)	10,446	2,126,283
Quest Diagnostics, Inc.	14,454	1,722,483
UnitedHealth Group, Inc.	101,764	35,686,600
Universal Health Services, Inc. Class B	8,336	1,146,200
		69,911,505
Household Products & Wares — 0.3%
Avery Dennison Corp.	8,947	1,387,769
Church & Dwight Co., Inc.	26,647	2,324,418
The Clorox Co.	13,519	2,729,757
Kimberly-Clark Corp.	36,481	4,918,733
		11,360,677
Pharmaceuticals — 5.5%
AbbVie, Inc.	189,352	20,289,067
AmerisourceBergen Corp.	15,773	1,541,969
Becton Dickinson and Co.	31,107	7,783,594
Bristol-Myers Squibb Co.	242,365	15,033,901
Cardinal Health, Inc.	31,470	1,685,533
Cigna Corp.	38,747	8,066,350
CVS Health Corp.	140,385	9,588,296

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DexCom, Inc. (b)	10,299	$3,807,746
Eli Lilly and Co.	85,155	14,377,570
Henry Schein, Inc. (b)	15,313	1,023,827
Johnson & Johnson	282,348	44,435,928
McKesson Corp.	17,221	2,995,076
Merck & Co., Inc.	271,354	22,196,757
Perrigo Co. PLC	14,639	654,656
Pfizer, Inc.	596,155	21,944,466
Viatris, Inc. (b)	129,394	2,424,844
Zoetis, Inc.	50,974	8,436,197
		186,285,777
		710,324,089
Energy — 2.3%
Oil & Gas — 1.9%
Apache Corp.	40,486	574,496
Cabot Oil & Gas Corp.	42,749	695,954
Chevron Corp.	206,468	17,436,223
Concho Resources, Inc.	21,054	1,228,501
ConocoPhillips	114,542	4,580,535
Devon Energy Corp.	41,026	648,621
Diamondback Energy, Inc.	16,943	820,041
EOG Resources, Inc.	62,569	3,120,316
Exxon Mobil Corp.	453,491	18,692,899
Hess Corp.	29,312	1,547,381
HollyFrontier Corp.	16,291	421,122
Marathon Oil Corp.	84,665	564,716
Marathon Petroleum Corp.	69,784	2,886,266
Occidental Petroleum Corp.	89,888	1,555,961
Phillips 66	46,848	3,276,549
Pioneer Natural Resources Co.	17,634	2,008,336
Valero Energy Corp.	43,737	2,474,202
		62,532,119
Oil & Gas Services — 0.2%
Baker Hughes Co.	73,556	1,533,642
Halliburton Co.	94,812	1,791,947
Nov, Inc.	41,642	571,745
Schlumberger NV	149,299	3,259,197
TechnipFMC PLC	46,166	433,960
		7,590,491
Pipelines — 0.2%
Kinder Morgan, Inc.	208,807	2,854,392
ONEOK, Inc.	47,663	1,829,306
The Williams Cos., Inc.	130,161	2,609,728
		7,293,426
		77,416,036
Financial — 14.5%
Banks — 4.7%
Bank of America Corp.	816,484	24,747,630
The Bank of New York Mellon Corp.	87,437	3,710,826

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	223,296	$13,768,431
Citizens Financial Group, Inc.	45,805	1,637,987
Comerica, Inc.	14,918	833,320
Fifth Third Bancorp	76,409	2,106,596
First Republic Bank	18,656	2,741,126
The Goldman Sachs Group, Inc.	36,902	9,731,427
Huntington Bancshares, Inc.	109,110	1,378,059
JP Morgan Chase & Co.	326,929	41,542,868
KeyCorp	104,730	1,718,619
M&T Bank Corp.	13,760	1,751,648
Morgan Stanley	153,293	10,505,169
Northern Trust Corp.	22,322	2,079,071
The PNC Financial Services Group, Inc.	45,443	6,771,007
Regions Financial Corp.	103,010	1,660,521
State Street Corp.	37,839	2,753,922
SVB Financial Group (b)	5,555	2,154,396
Truist Financial Corp.	144,590	6,930,199
US Bancorp	147,029	6,850,081
Wells Fargo & Co.	443,436	13,382,899
Zions Bancorp NA	17,591	764,153
		159,519,955
Diversified Financial Services — 4.1%
American Express Co.	69,952	8,457,896
Ameriprise Financial, Inc.	12,653	2,458,857
BlackRock, Inc.	15,212	10,976,066
Capital One Financial Corp.	49,057	4,849,284
Cboe Global Markets, Inc.	11,588	1,079,075
The Charles Schwab Corp.	159,988	8,485,763
CME Group, Inc.	38,502	7,009,289
Discover Financial Services	32,873	2,975,993
Franklin Resources, Inc.	29,237	730,633
Intercontinental Exchange, Inc.	60,199	6,940,343
Invesco Ltd.	40,397	704,120
Mastercard, Inc. Class A	94,355	33,679,074
Nasdaq, Inc.	12,315	1,634,693
Raymond James Financial, Inc.	13,071	1,250,503
Synchrony Financial	58,231	2,021,198
T. Rowe Price Group, Inc.	24,286	3,676,658
Visa, Inc. Class A	181,866	39,779,550
The Western Union Co.	44,094	967,422
		137,676,417
Insurance — 3.3%
Aflac, Inc.	70,066	3,115,835
The Allstate Corp.	32,612	3,585,037
American International Group, Inc.	92,401	3,498,302
Aon PLC Class A	24,520	5,180,341
Arthur J Gallagher & Co.	20,627	2,551,766
Assurant, Inc.	6,362	866,632
Berkshire Hathaway, Inc. Class B (b)	208,728	48,397,761
Chubb Ltd.	48,411	7,451,421
Cincinnati Financial Corp.	16,049	1,402,201
Everest Re Group Ltd.	4,286	1,003,310
Globe Life, Inc.	10,327	980,652
The Hartford Financial Services Group, Inc.	38,432	1,882,399
Lincoln National Corp.	19,485	980,290

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Loews Corp.	25,059	$1,128,156
Marsh & McLennan Cos., Inc.	54,398	6,364,566
MetLife, Inc.	82,044	3,851,966
Principal Financial Group, Inc.	27,403	1,359,463
The Progressive Corp.	62,807	6,210,356
Prudential Financial, Inc.	42,472	3,315,789
The Travelers Cos., Inc.	27,168	3,813,572
Unum Group	22,249	510,392
W.R. Berkley Corp.	15,101	1,003,009
Willis Towers Watson PLC	13,825	2,912,651
		111,365,867
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	35,979	2,256,603
Real Estate Investment Trusts (REITS) — 2.3%
Alexandria Real Estate Equities, Inc.	13,280	2,366,762
American Tower Corp.	47,643	10,693,948
AvalonBay Communities, Inc.	14,973	2,402,118
Boston Properties, Inc.	15,192	1,436,100
Crown Castle International Corp.	46,258	7,363,811
Digital Realty Trust, Inc.	30,049	4,192,136
Duke Realty Corp.	39,893	1,594,523
Equinix, Inc.	9,556	6,824,704
Equity Residential	36,731	2,177,414
Essex Property Trust, Inc.	6,993	1,660,278
Extra Space Storage, Inc.	13,861	1,605,936
Federal Realty Investment Trust	7,383	628,441
Healthpeak Properties, Inc.	57,741	1,745,510
Host Hotels & Resorts, Inc.	75,649	1,106,745
Iron Mountain, Inc. (a)	30,907	911,138
Kimco Realty Corp.	46,387	696,269
Mid-America Apartment Communities, Inc.	12,267	1,554,106
Prologis, Inc.	79,284	7,901,444
Public Storage	16,313	3,767,161
Realty Income Corp.	37,713	2,344,617
Regency Centers Corp.	16,925	771,611
SBA Communications Corp.	11,917	3,362,143
Simon Property Group, Inc.	35,167	2,999,042
SL Green Realty Corp. (a)	7,783	463,711
UDR, Inc.	31,584	1,213,773
Ventas, Inc.	40,174	1,970,133
Vornado Realty Trust	16,821	628,096
Welltower, Inc.	44,757	2,892,197
Weyerhaeuser Co.	80,056	2,684,278
		79,958,145
Savings & Loans — 0.0%
People’s United Financial, Inc.	45,568	589,194
		491,366,181
Industrial — 8.3%
Aerospace & Defense — 1.6%
The Boeing Co.	56,915	12,183,225
General Dynamics Corp.	24,931	3,710,231
Howmet Aerospace, Inc.	41,855	1,194,542

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
L3 Harris Technologies, Inc.	22,535	$4,259,566
Lockheed Martin Corp.	26,407	9,373,957
Northrop Grumman Corp.	16,629	5,067,189
Raytheon Technologies Corp.	162,887	11,648,049
Teledyne Technologies, Inc. (b)	3,956	1,550,673
TransDigm Group, Inc. (b)	5,838	3,612,846
		52,600,278
Building Materials — 0.4%
Carrier Global Corp.	87,377	3,295,860
Fortune Brands Home & Security, Inc.	14,901	1,277,314
Johnson Controls International PLC	77,641	3,617,294
Martin Marietta Materials, Inc.	6,679	1,896,636
Masco Corp.	28,066	1,541,665
Vulcan Materials Co.	14,212	2,107,782
		13,736,551
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	24,675	2,984,194
Emerson Electric Co.	64,142	5,155,093
		8,139,287
Electronics — 1.5%
Agilent Technologies, Inc.	32,819	3,888,723
Allegion PLC	9,871	1,148,787
Amphenol Corp. Class A	32,085	4,195,756
FLIR Systems, Inc.	14,066	616,513
Fortive Corp.	36,165	2,561,205
Garmin Ltd.	15,998	1,914,321
Honeywell International, Inc.	75,258	16,007,377
Keysight Technologies, Inc. (b)	19,874	2,625,157
Mettler-Toledo International, Inc. (b)	2,552	2,908,463
PerkinElmer, Inc.	12,010	1,723,435
Roper Technologies, Inc.	11,248	4,848,900
TE Connectivity Ltd.	35,473	4,294,716
Vontier Corp. (b)	14,737	492,216
Waters Corp. (b)	6,655	1,646,580
		48,872,149
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	13,902	1,514,762
Environmental Controls — 0.2%
Pentair PLC	17,841	947,179
Republic Services, Inc.	22,562	2,172,720
Waste Management, Inc.	41,700	4,917,681
		8,037,580
Hand & Machine Tools — 0.1%
Snap-on, Inc.	5,815	995,179
Stanley Black & Decker, Inc.	17,184	3,068,375
		4,063,554

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	58,266	$10,605,577
Machinery – Diversified — 0.7%
Deere & Co.	33,610	9,042,770
Dover Corp.	15,455	1,951,194
Flowserve Corp.	14,227	524,265
IDEX Corp.	8,120	1,617,504
Ingersoll Rand, Inc. (b)	39,867	1,816,340
Otis Worldwide Corp.	43,674	2,950,179
Rockwell Automation, Inc.	12,461	3,125,343
Westinghouse Air Brake Technologies Corp.	19,188	1,404,562
Xylem, Inc.	19,330	1,967,601
		24,399,758
Miscellaneous - Manufacturing — 1.2%
3M Co.	61,866	10,813,558
A.O. Smith Corp.	14,525	796,260
Eaton Corp. PLC	42,751	5,136,105
General Electric Co.	939,523	10,146,848
Illinois Tool Works, Inc.	30,892	6,298,261
Parker-Hannifin Corp.	13,814	3,763,072
Textron, Inc.	24,548	1,186,405
Trane Technologies PLC	25,754	3,738,451
		41,878,960
Packaging & Containers — 0.3%
Amcor PLC	168,224	1,979,997
Ball Corp.	35,084	3,269,127
Packaging Corp. of America	10,171	1,402,683
Sealed Air Corp.	16,641	761,991
WestRock Co.	28,378	1,235,294
		8,649,092
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4,343	740,395
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	14,581	1,368,719
CSX Corp.	82,024	7,443,678
Expeditors International of Washington, Inc.	18,154	1,726,627
FedEx Corp.	25,911	6,727,014
J.B. Hunt Transport Services, Inc.	8,954	1,223,564
Kansas City Southern	10,039	2,049,261
Norfolk Southern Corp.	27,241	6,472,734
Old Dominion Freight Line, Inc.	10,319	2,014,062
Union Pacific Corp.	72,274	15,048,892
United Parcel Service, Inc. Class B	76,709	12,917,796
		56,992,347
		280,230,290
Technology — 23.3%
Computers — 8.2%
Accenture PLC Class A	67,952	17,749,742

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apple, Inc.	1,714,085	$227,441,939
Cognizant Technology Solutions Corp. Class A	57,342	4,699,177
DXC Technology Co.	27,286	702,614
Fortinet, Inc. (b)	14,451	2,146,407
Hewlett Packard Enterprise Co.	138,035	1,635,715
HP, Inc.	147,312	3,622,402
International Business Machines Corp.	95,569	12,030,226
Leidos Holdings, Inc.	14,348	1,508,262
NetApp, Inc.	23,959	1,587,044
Seagate Technology PLC	23,974	1,490,224
Western Digital Corp.	32,631	1,807,431
		276,421,183
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	17,873	414,475
Zebra Technologies Corp. Class A (b)	5,718	2,197,599
		2,612,074
Semiconductors — 5.1%
Advanced Micro Devices, Inc. (b)	128,994	11,830,040
Analog Devices, Inc.	39,628	5,854,244
Applied Materials, Inc.	97,952	8,453,258
Broadcom, Inc.	43,384	18,995,684
Intel Corp.	439,523	21,897,036
IPG Photonics Corp. (b)	3,830	857,116
KLA Corp.	16,566	4,289,103
Lam Research Corp.	15,445	7,294,210
Maxim Integrated Products, Inc.	28,669	2,541,507
Microchip Technology, Inc.	27,926	3,856,860
Micron Technology, Inc. (b)	119,396	8,976,191
NVIDIA Corp.	66,390	34,668,858
Qorvo, Inc. (b)	12,233	2,033,981
QUALCOMM, Inc.	121,303	18,479,299
Skyworks Solutions, Inc.	17,813	2,723,251
Teradyne, Inc.	17,810	2,135,241
Texas Instruments, Inc.	98,452	16,158,927
Xilinx, Inc.	26,290	3,727,133
		174,771,939
Software — 9.9%
Activision Blizzard, Inc.	82,891	7,696,429
Adobe, Inc. (b)	51,451	25,731,674
Akamai Technologies, Inc. (b)	17,460	1,833,125
ANSYS, Inc. (b)	9,211	3,350,962
Autodesk, Inc. (b)	23,584	7,201,139
Broadridge Financial Solutions, Inc.	12,400	1,899,680
Cadence Design Systems, Inc. (b)	29,916	4,081,440
Cerner Corp.	32,883	2,580,658
Citrix Systems, Inc.	13,205	1,717,971
Electronic Arts, Inc.	31,112	4,467,683
Fidelity National Information Services, Inc.	66,551	9,414,304
Fiserv, Inc. (b)	61,671	7,021,860
Intuit, Inc.	28,180	10,704,173
Jack Henry & Associates, Inc.	8,185	1,325,888
Microsoft Corp.	810,886	180,357,264
MSCI, Inc.	8,891	3,970,098

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	203,444	$13,160,792
Paychex, Inc.	34,316	3,197,565
Paycom Software, Inc. (b)	5,254	2,376,122
salesforce.com, Inc. (b)	98,136	21,838,204
ServiceNow, Inc. (b)	20,925	11,517,748
Synopsys, Inc. (b)	16,369	4,243,500
Take-Two Interactive Software, Inc. (b)	12,336	2,563,297
Tyler Technologies, Inc. (b)	4,325	1,887,949
		334,139,525
		787,944,721
Utilities — 2.8%
Electric — 2.6%
AES Corp.	71,337	1,676,419
Alliant Energy Corp.	26,788	1,380,386
Ameren Corp.	26,514	2,069,683
American Electric Power Co., Inc.	53,239	4,433,211
CenterPoint Energy, Inc.	58,434	1,264,512
CMS Energy Corp.	30,710	1,873,617
Consolidated Edison, Inc.	36,561	2,642,263
Dominion Energy, Inc.	87,499	6,579,925
DTE Energy Co.	20,760	2,520,472
Duke Energy Corp.	78,934	7,227,197
Edison International	40,597	2,550,304
Entergy Corp.	21,476	2,144,164
Evergy, Inc.	24,328	1,350,447
Eversource Energy	36,769	3,180,886
Exelon Corp.	104,633	4,417,605
FirstEnergy Corp.	58,194	1,781,318
NextEra Energy, Inc.	210,117	16,210,527
NRG Energy, Inc.	26,193	983,547
Pinnacle West Capital Corp.	12,076	965,476
PPL Corp.	82,459	2,325,344
Public Service Enterprise Group, Inc.	54,254	3,163,008
Sempra Energy	30,939	3,941,938
The Southern Co.	113,285	6,959,098
WEC Energy Group, Inc.	33,831	3,113,467
Xcel Energy, Inc.	56,357	3,757,321
		88,512,135
Gas — 0.1%
Atmos Energy Corp.	13,483	1,286,683
NiSource, Inc.	41,101	942,857
		2,229,540
Water — 0.1%
American Water Works Co., Inc.	19,442	2,983,764
		93,725,439
TOTAL COMMON STOCK (Cost $1,792,505,895)		3,395,596,647

TOTAL EQUITIES (Cost $1,792,505,895)		3,395,596,647

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	1,352,329	$1,352,329

TOTAL MUTUAL FUNDS (Cost $1,352,329)		1,352,329

TOTAL LONG-TERM INVESTMENTS (Cost $1,793,858,224)		3,396,948,976

	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$2,604,871	2,604,871

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 1/28/21 (e)	7,365,000	7,364,718

TOTAL SHORT-TERM INVESTMENTS (Cost $9,969,263)		9,969,589

TOTAL INVESTMENTS — 100.6% (Cost $1,803,827,487) (f)		3,406,918,565

Other Assets/(Liabilities) — (0.6)%		(21,015,081)

NET ASSETS — 100.0%		$3,385,903,484

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $3,459,339 or 0.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,189,981 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,604,871. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $2,657,006.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	3/19/21	64	$11,869,092	$127,068

MassMutual Select Equity Opportunities Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.9%

Common Stock — 98.1%
Basic Materials — 6.9%
Chemicals — 6.5%
CF Industries Holdings, Inc.	118,500	$4,587,135
DuPont de Nemours, Inc.	120,900	8,597,199
Ecolab, Inc.	82,333	17,813,568
Linde PLC	75,279	19,836,769
		50,834,671
Forest Products & Paper — 0.4%
International Paper Co.	62,800	3,122,416
		53,957,087
Communications — 2.1%
Media — 1.5%
Comcast Corp. Class A	133,200	6,979,680
Fox Corp. Class B (a)	66,500	1,920,520
The Walt Disney Co. (a)	13,900	2,518,402
		11,418,602
Telecommunications — 0.6%
Cisco Systems, Inc.	107,500	4,810,625
		16,229,227
Consumer, Cyclical — 11.3%
Apparel — 3.2%
NIKE, Inc. Class B	177,990	25,180,245
Lodging — 0.4%
Las Vegas Sands Corp.	53,300	3,176,680
Retail — 7.7%
McDonald’s Corp.	127,890	27,442,636
The TJX Cos., Inc.	470,674	32,142,328
		59,584,964
		87,941,889
Consumer, Non-cyclical — 35.1%
Agriculture — 0.7%
Philip Morris International, Inc.	60,250	4,988,098
Beverages — 10.4%
The Coca-Cola Co.	526,317	28,863,224

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diageo PLC	659,758	$26,074,364
PepsiCo, Inc.	175,849	26,078,407
		81,015,995
Cosmetics & Personal Care — 4.7%
Colgate-Palmolive Co.	306,709	26,226,686
The Procter & Gamble Co.	75,883	10,558,361
		36,785,047
Foods — 1.0%
Conagra Brands, Inc.	68,200	2,472,932
Tyson Foods, Inc. Class A	78,400	5,052,096
		7,525,028
Health Care – Products — 7.0%
Baxter International, Inc.	176,359	14,151,046
Danaher Corp.	44,853	9,963,646
Medtronic PLC	259,438	30,390,567
		54,505,259
Health Care – Services — 4.3%
Anthem, Inc.	21,350	6,855,272
UnitedHealth Group, Inc.	75,849	26,598,727
		33,453,999
Household Products & Wares — 0.4%
Kimberly-Clark Corp.	24,300	3,276,369
Pharmaceuticals — 6.6%
AbbVie, Inc.	44,350	4,752,102
Becton Dickinson and Co.	22,100	5,529,862
CVS Health Corp.	66,400	4,535,120
Johnson & Johnson	231,944	36,503,347
		51,320,431
		272,870,226
Energy — 1.8%
Oil & Gas — 1.4%
EOG Resources, Inc.	41,200	2,054,644
TOTAL SE	164,900	7,113,471
TOTAL SE Sponsored ADR	45,100	1,890,141
		11,058,256
Oil & Gas Services — 0.3%
Halliburton Co.	113,000	2,135,700
Pipelines — 0.1%
TC Energy Corp.	19,600	798,112
		13,992,068

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 20.5%
Banks — 3.5%
Fifth Third Bancorp	168,300	$4,640,031
Morgan Stanley	113,800	7,798,714
The PNC Financial Services Group, Inc.	19,100	2,845,900
State Street Corp.	49,800	3,624,444
Wells Fargo & Co.	286,700	8,652,606
		27,561,695
Diversified Financial Services — 5.0%
American Express Co.	224,140	27,100,767
Visa, Inc. Class A	54,360	11,890,163
		38,990,930
Insurance — 8.9%
American International Group, Inc.	153,900	5,826,654
Chubb Ltd.	209,253	32,208,222
Marsh & McLennan Cos., Inc.	216,403	25,319,151
MetLife, Inc.	120,800	5,671,560
		69,025,587
Real Estate Investment Trusts (REITS) — 3.1%
American Tower Corp.	28,399	6,374,439
Equity Residential	62,700	3,716,856
Public Storage	47,087	10,873,801
Weyerhaeuser Co.	83,800	2,809,814
		23,774,910
		159,353,122
Industrial — 12.3%
Aerospace & Defense — 5.8%
The Boeing Co.	18,100	3,874,486
L3 Harris Technologies, Inc.	28,050	5,302,011
Lockheed Martin Corp.	43,392	15,403,292
Northrop Grumman Corp.	68,873	20,986,981
		45,566,770
Miscellaneous - Manufacturing — 1.1%
General Electric Co.	806,000	8,704,800
Transportation — 5.4%
Canadian National Railway Co.	129,719	14,261,039
Union Pacific Corp.	98,110	20,428,464
United Parcel Service, Inc. Class B	42,450	7,148,580
		41,838,083
		96,109,653
Technology — 6.2%
Computers — 1.9%
Accenture PLC Class A	57,516	15,023,754

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 1.2%
QUALCOMM, Inc.	63,950	$9,742,143
Software — 3.1%
Microsoft Corp.	107,006	23,800,275
		48,566,172
Utilities — 1.9%
Electric — 1.5%
Sempra Energy	24,250	3,089,693
The Southern Co.	137,000	8,415,910
		11,505,603
Gas — 0.4%
NiSource, Inc.	151,000	3,463,940
		14,969,543
TOTAL COMMON STOCK (Cost $625,837,640)		763,988,987

Preferred Stock — 0.8%

Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	15,000	826,950
Utilities — 0.7%
Electric — 0.7%
Sempra Energy Convertible 6.000%	36,700	3,661,192
Sempra Energy Convertible 6.750% (b)	2,750	285,258
The Southern Co. Convertible 6.750%	23,100	1,198,890
		5,145,340
TOTAL PREFERRED STOCK (Cost $5,860,935)		5,972,290

TOTAL EQUITIES (Cost $631,698,575)		769,961,277

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	1,011,345	1,011,345
TOTAL MUTUAL FUNDS (Cost $1,011,345)		1,011,345

TOTAL LONG-TERM INVESTMENTS (Cost $632,709,920)		770,972,622

Short-Term Investments — 1.1%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	156	156

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$8,357,474	$8,357,474

TOTAL SHORT-TERM INVESTMENTS (Cost $8,357,630)		8,357,630

TOTAL INVESTMENTS — 100.1% (Cost $641,067,550) (e)		779,330,252

Other Assets/(Liabilities) — (0.1)%		(732,028)

NET ASSETS — 100.0%		$778,598,224

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $1,161,269 or 0.15% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $172,059 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $8,357,474. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $8,524,774.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Fundamental Growth Fund — Portfolio of Investments

 December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.9%

Common Stock — 98.9%
Basic Materials — 1.3%
Chemicals — 1.3%
Celanese Corp.	3,270	$424,904
RPM International, Inc.	5,810	527,432
		952,336
Communications — 8.5%
Internet — 7.4%
CDW Corp.	13,671	1,801,701
Etsy, Inc. (a)	6,036	1,073,865
Expedia Group, Inc.	2,920	386,608
Palo Alto Networks, Inc. (a)	990	351,836
Roku, Inc. (a)	1,610	534,552
Zendesk, Inc. (a)	8,580	1,227,970
		5,376,532
Telecommunications — 1.1%
NICE Systems Ltd. Sponsored ADR (a) (b)	2,840	805,253
		6,181,785
Consumer, Cyclical — 11.5%
Entertainment — 1.0%
Vail Resorts, Inc.	2,561	714,417
Food Services — 1.2%
Aramark	23,455	902,548
Home Builders — 0.5%
D.R. Horton, Inc.	5,480	377,682
Retail — 8.8%
Burlington Stores, Inc. (a)	5,865	1,533,991
Chipotle Mexican Grill, Inc. (a)	585	811,225
Domino's Pizza, Inc.	2,958	1,134,275
Freshpet, Inc. (a)	2,892	410,635
O'Reilly Automotive, Inc. (a)	1,730	782,946
Ross Stores, Inc.	5,540	680,367
Ulta Beauty, Inc. (a)	2,080	597,293
Williams-Sonoma, Inc.	4,150	422,636
		6,373,368
		8,368,015

MassMutual Select Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 28.8%
Biotechnology — 6.6%
Abcam PLC Sponsored ADR (a) (b)	11,300	$243,515
Ascendis Pharma A/S ADR (a)	4,770	795,541
BioMarin Pharmaceutical, Inc. (a)	7,380	647,152
Incyte Corp. (a)	14,250	1,239,465
Rocket Pharmaceuticals, Inc. (a)	2,710	148,616
Seagen, Inc. (a)	9,686	1,696,406
		4,770,695
Commercial Services — 9.7%
Avalara, Inc. (a)	4,605	759,318
Bright Horizons Family Solutions, Inc. (a)	4,372	756,312
CoStar Group, Inc. (a)	610	563,811
FleetCor Technologies, Inc. (a)	2,700	736,641
Global Payments, Inc.	5,110	1,100,796
MarketAxess Holdings, Inc.	1,671	953,406
TransUnion	21,794	2,162,401
		7,032,685
Health Care – Products — 8.6%
ABIOMED, Inc. (a)	3,231	1,047,490
The Cooper Cos., Inc.	1,840	668,509
IDEXX Laboratories, Inc. (a)	4,408	2,203,427
Insulet Corp. (a)	1,300	332,319
Masimo Corp. (a)	2,060	552,863
Penumbra, Inc. (a)	4,845	847,875
Steris PLC	3,060	579,992
		6,232,475
Health Care – Services — 3.2%
ICON PLC (a)	9,430	1,838,662
Quest Diagnostics, Inc.	3,900	464,763
		2,303,425
Pharmaceuticals — 0.7%
DexCom, Inc. (a)	1,440	532,397
		20,871,677
Financial — 7.2%
Diversified Financial Services — 5.1%
Hamilton Lane, Inc. Class A	19,121	1,492,394
Synchrony Financial	14,100	489,411
Tradeweb Markets, Inc. Class A	27,205	1,698,952
		3,680,757
Insurance — 0.7%
Arthur J Gallagher & Co.	4,170	515,871
Real Estate Investment Trusts (REITS) — 1.4%
Essex Property Trust, Inc.	1,890	448,724

MassMutual Select Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sun Communities, Inc.	3,850	$585,007
		1,033,731
		5,230,359
Industrial — 14.6%
Aerospace & Defense — 2.8%
Hexcel Corp.	16,281	789,466
Teledyne Technologies, Inc. (a)	1,170	458,617
TransDigm Group, Inc. (a)	1,264	782,226
		2,030,309
Building Materials — 1.9%
The AZEK Co., Inc. (a)	8,460	325,287
Fortune Brands Home & Security, Inc.	12,495	1,071,071
		1,396,358
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	4,660	563,580
Electronics — 2.6%
Mettler-Toledo International, Inc. (a)	1,651	1,881,612
Environmental Controls — 0.4%
Waste Connections, Inc.	2,570	263,605
Machinery – Construction & Mining — 1.9%
BWX Technologies, Inc.	23,531	1,418,449
Machinery – Diversified — 1.5%
IDEX Corp.	2,130	424,296
Rockwell Automation, Inc.	2,675	670,917
		1,095,213
Miscellaneous - Manufacturing — 0.9%
Trane Technologies PLC	4,360	632,897
Transportation — 1.8%
J.B. Hunt Transport Services, Inc.	9,520	1,300,908
		10,582,931
Technology — 27.0%
Computers — 2.6%
Cognizant Technology Solutions Corp. Class A	7,330	600,694
Fortinet, Inc. (a)	5,350	794,635
NCR Corp. (a)	12,680	476,388
		1,871,717
Semiconductors — 7.3%
Applied Materials, Inc.	5,810	501,403
KLA Corp.	5,150	1,333,386
Microchip Technology, Inc.	4,960	685,026
Monolithic Power Systems, Inc.	2,112	773,478
NXP Semiconductor NV	2,320	368,903

MassMutual Select Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teradyne, Inc.	8,203	$983,458
Xilinx, Inc.	4,730	670,572
		5,316,226
Software — 17.1%
Guidewire Software, Inc. (a)	10,760	1,385,135
HubSpot, Inc. (a)	1,220	483,657
Lightspeed POS, Inc. (a) (b)	6,550	461,054
Medallia, Inc. (a) (b)	33,314	1,106,691
MongoDB, Inc. (a) (b)	1,650	592,416
MSCI, Inc.	1,350	602,815
Nutanix, Inc. Class A (a)	14,150	450,961
RingCentral, Inc. Class A (a)	1,450	549,506
Splunk, Inc. (a)	3,920	665,969
SS&C Technologies Holdings, Inc	28,118	2,045,584
Take-Two Interactive Software, Inc. (a)	7,444	1,546,789
Twilio, Inc. Class A (a)	2,360	798,860
Tyler Technologies, Inc. (a)	1,910	833,753
ZoomInfo Technologies, Inc. Class A (a) (b)	17,542	846,051
		12,369,241
		19,557,184
TOTAL COMMON STOCK (Cost $55,159,959)		71,744,287

TOTAL EQUITIES (Cost $55,159,959)		71,744,287

Mutual Funds — 1.5%

Diversified Financial Services — 1.5%
State Street Navigator Securities Lending Prime Portfolio (c)	1,069,605	1,069,605
TOTAL MUTUAL FUNDS (Cost $1,069,605)		1,069,605

TOTAL LONG-TERM INVESTMENTS (Cost $56,229,564)		72,813,892

	Principal Amount
Short-Term Investments — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$1,010,317	1,010,317

TOTAL SHORT-TERM INVESTMENTS (Cost $1,010,317)		1,010,317

TOTAL INVESTMENTS — 101.8% (Cost $57,239,881) (e)		73,824,209

Other Assets/(Liabilities) — (1.8)%		(1,309,911)

NET ASSETS — 100.0%		$72,514,298

MassMutual Select Fundamental Growth Fund — Portfolio of Investments (Continued)

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $3,586,347 or 4.95% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,584,945 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,010,317. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,030,600.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.5%

Common Stock — 99.5%
Basic Materials — 0.3%
Chemicals — 0.3%
Linde PLC	32,764	$8,633,642
PPG Industries, Inc.	13,147	1,896,060
The Sherwin-Williams Co.	3,390	2,491,345
		13,021,047
		13,021,047
Communications — 33.3%
Internet — 30.1%
Airbnb, Inc.Class A (a)	11,215	1,646,362
Alibaba Group Holding Ltd. Sponsored ADR (a)	738,128	171,784,529
Alphabet, Inc. Class A (a)	49,087	86,031,840
Alphabet, Inc. Class C (a)	99,816	174,865,654
Amazon.com, Inc. (a)	131,359	427,827,068
Booking Holdings, Inc. (a)	9,541	21,250,383
DoorDash, Inc., Class A (a)	9,106	1,299,882
Etsy, Inc. (a)	31,362	5,579,613
Facebook, Inc. Class A (a)	991,928	270,955,053
JD.com, Inc. ADR (a)	24,921	2,190,556
Match Group, Inc. (a)	173,735	26,266,995
Netflix, Inc. (a)	109,074	58,979,584
Pinduoduo, Inc. ADR (a)	34,248	6,084,842
Roku, Inc. (a)	2,800	929,656
Shopify, Inc. Class A (a)	8,691	9,837,777
Snap, Inc. Class A (a)	449,592	22,511,071
Spotify Technology SA (a)	49,978	15,726,077
Tencent Holdings Ltd.	891,500	65,139,432
Wix.com Ltd. (a)	42,360	10,588,306
		1,379,494,680
Media — 2.4%
Charter Communications, Inc. Class A (a)	400	264,620
FactSet Research Systems, Inc.	92,191	30,653,507
The Walt Disney Co. (a)	442,721	80,212,191
		111,130,318
Telecommunications — 0.8%
Cisco Systems, Inc.	771,878	34,541,541

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
T-Mobile US, Inc. (a)	12,771	$1,722,169
		36,263,710
		1,526,888,708
Consumer, Cyclical — 5.1%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	1,012	43,769
Apparel — 0.5%
NIKE, Inc. Class B	170,495	24,119,928
VF Corp.	31,727	2,709,803
		26,829,731
Auto Parts & Equipment — 0.0%
Aptiv PLC	14,577	1,899,237
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	7,441	827,886
Marriott International, Inc. Class A	12,902	1,702,032
		2,529,918
Retail — 4.5%
Carvana Co. (a)	31,197	7,472,929
Chipotle Mexican Grill, Inc. (a)	11,611	16,101,090
Dollar General Corp.	137,355	28,885,757
Dollar Tree, Inc. (a)	4,743	512,434
Domino's Pizza, Inc.	5,001	1,917,683
Lululemon Athletica, Inc. (a)	51,294	17,851,851
McDonald's Corp.	1,300	278,954
Ross Stores, Inc.	155,826	19,136,991
Starbucks Corp.	527,135	56,392,902
The TJX Cos., Inc.	70,790	4,834,249
Yum China Holdings, Inc.	311,218	17,767,436
Yum! Brands, Inc.	319,958	34,734,640
		205,886,916
		237,189,571
Consumer, Non-cyclical — 18.8%
Beverages — 1.6%
Monster Beverage Corp. (a)	800,402	74,021,177
Biotechnology — 2.9%
Exact Sciences Corp. (a)	3,013	399,192
Illumina, Inc. (a)	131,347	48,598,390
Incyte Corp. (a)	104,266	9,069,057
Regeneron Pharmaceuticals, Inc. (a)	103,210	49,861,783
Seagen, Inc. (a)	3,618	633,656
Vertex Pharmaceuticals, Inc. (a)	112,652	26,624,174
		135,186,252

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 4.1%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (b) (c) (d)	598,619	$5,207,985
Automatic Data Processing, Inc.	83,468	14,707,062
Cintas Corp.	25,666	9,071,904
CoStar Group, Inc. (a)	17,867	16,514,111
Equifax, Inc.	11,550	2,227,302
Global Payments, Inc.	250,085	53,873,311
PayPal Holdings, Inc. (a)	301,468	70,603,806
S&P Global, Inc.	46,444	15,267,536
Square, Inc. Class A (a)	11,088	2,413,192
		189,886,209
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	364,005	31,126,068
Health Care – Products — 3.4%
Align Technology, Inc. (a)	3,531	1,886,896
Danaher Corp.	125,028	27,773,720
Intuitive Surgical, Inc. (a)	81,834	66,948,395
Stryker Corp.	142,068	34,812,343
Thermo Fisher Scientific, Inc.	52,636	24,516,796
		155,938,150
Health Care – Services — 2.1%
Anthem, Inc.	39,933	12,822,087
Centene Corp. (a)	170,475	10,233,614
HCA Healthcare, Inc.	72,139	11,863,980
Humana, Inc.	15,611	6,404,725
PPD, Inc. (a)	71,700	2,453,574
UnitedHealth Group, Inc.	143,037	50,160,215
		93,938,195
Pharmaceuticals — 4.0%
AbbVie, Inc.	4,593	492,140
Becton Dickinson and Co.	3,030	758,167
Cigna Corp.	147,943	30,798,774
Novartis AG Sponsored ADR	736,608	69,557,893
Novo Nordisk A/S Sponsored ADR (e)	249,148	17,402,988
Roche Holding AG Sponsored ADR	1,250,554	54,824,287
Zoetis, Inc.	58,111	9,617,370
		183,451,619
		863,547,670
Energy — 0.5%
Oil & Gas Services — 0.5%
Schlumberger NV	1,102,434	24,066,134
Financial — 7.7%
Banks — 0.7%
The Goldman Sachs Group, Inc.	87,620	23,106,270
Morgan Stanley	147,561	10,112,356

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Corp.	3,994	$290,683
		33,509,309
Diversified Financial Services — 6.7%
The Charles Schwab Corp.	236,685	12,553,772
Intercontinental Exchange, Inc.	90,180	10,396,852
Mastercard, Inc. Class A	167,526	59,796,731
SEI Investments Co.	524,391	30,136,751
Visa, Inc. Class A	886,525	193,909,613
		306,793,719
Insurance — 0.3%
Chubb Ltd.	32,694	5,032,261
Marsh & McLennan Cos., Inc.	21,025	2,459,925
Willis Towers Watson PLC	20,805	4,383,197
		11,875,383
		352,178,411
Industrial — 5.8%
Aerospace & Defense — 2.0%
The Boeing Co.	426,951	91,393,131
Electronics — 0.6%
Agilent Technologies, Inc.	5,581	661,293
Fortive Corp.	88,936	6,298,447
Honeywell International, Inc.	10,999	2,339,487
Roper Technologies, Inc.	30,829	13,290,074
TE Connectivity Ltd.	41,972	5,081,550
		27,670,851
Machinery – Diversified — 1.8%
Deere & Co.	299,030	80,454,022
Miscellaneous - Manufacturing — 0.1%
General Electric Co.	397,719	4,295,365
Parker-Hannifin Corp.	6,978	1,900,877
		6,196,242
Transportation — 1.3%
Canadian Pacific Railway Ltd.	957	331,782
Expeditors International of Washington, Inc.	501,418	47,689,866
Kansas City Southern	1,136	231,892
Norfolk Southern Corp.	25,829	6,137,229
Union Pacific Corp.	28,552	5,945,097
		60,335,866
		266,050,112
Technology — 28.0%
Computers — 2.8%
Apple, Inc.	951,052	126,195,090

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	12,000	$2,541,840
		128,736,930
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (a)	277,206	25,422,562
Applied Materials, Inc.	55,223	4,765,745
KLA Corp.	4,731	1,224,903
Lam Research Corp.	1,266	597,894
Marvell Technology Group Ltd.	425,358	20,221,520
Maxim Integrated Products, Inc.	95,202	8,439,657
Monolithic Power Systems, Inc.	14,726	5,393,103
NVIDIA Corp.	253,361	132,305,114
QUALCOMM, Inc.	433,365	66,018,824
Texas Instruments, Inc.	39,243	6,440,954
		270,830,276
Software — 19.3%
Adobe, Inc. (a)	1,605	802,693
Atlassian Corp. PLC Class A (a)	23,876	5,583,880
Autodesk, Inc. (a)	348,589	106,438,165
Cerner Corp.	423,000	33,197,040
Clarivate PLC (a)	43,939	1,305,428
Coupa Software, Inc. (a)	6,849	2,321,194
DocuSign, Inc. (a)	38,482	8,554,549
Fidelity National Information Services, Inc.	187,847	26,572,837
Fiserv, Inc. (a)	239,871	27,311,712
Intuit, Inc.	141,479	53,740,798
Microsoft Corp.	934,718	207,899,977
MongoDB, Inc. (a)	6,600	2,369,664
MSCI, Inc.	1,211	540,748
Oracle Corp.	1,219,123	78,865,067
Paycom Software, Inc. (a)	16,388	7,411,473
RingCentral, Inc. Class A (a)	4,100	1,553,777
salesforce.com, Inc. (a)	581,841	129,477,078
Sea Ltd. ADR (a)	170,852	34,008,091
ServiceNow, Inc. (a)	116,295	64,012,257
Snowflake, Inc. Class A (a) (e)	4,361	1,227,185
Splunk, Inc. (a)	84,548	14,363,860
Synopsys, Inc. (a)	77,897	20,194,018
Twilio, Inc. Class A (a)	8,358	2,829,183
Veeva Systems, Inc. Class A (a)	24,713	6,728,114
Workday, Inc. Class A (a)	175,491	42,049,398
Zoom Video Communications, Inc. Class A (a)	13,277	4,478,598
		883,836,784
		1,283,403,990
TOTAL COMMON STOCK (Cost $2,467,311,167)		4,566,345,643

TOTAL EQUITIES (Cost $2,467,311,167)		4,566,345,643

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	number of SHARES	vALUE
Mutual Funds — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	1,240,058	$1,240,058

TOTAL MUTUAL FUNDS (Cost $1,240,058)		1,240,058

TOTAL LONG-TERM INVESTMENTS (Cost $2,468,551,225)		4,567,585,701

Short-Term Investments — 0.8%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	100

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (g)	$36,840,328	36,840,328
TOTAL SHORT-TERM INVESTMENTS (Cost $36,840,428)		36,840,428

TOTAL INVESTMENTS — 100.3% (Cost $2,505,391,653) (h)		4,604,426,129

Other Assets/(Liabilities) — (0.3)%		(15,771,958)

NET ASSETS — 100.0%		$4,588,654,171

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $5,207,985 or 0.11% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2020, these securities amounted to a value of $5,207,985 or 0.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $4,236,235 or 0.09% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,107,432 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $36,840,328. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $37,577,247.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Growth Opportunities Fund — Portfolio of Investments

December 31, 2020 (Unaudited)
	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Communications — 32.3%
Internet — 28.8%
Airbnb, Inc.Class A (a)	47,403	$6,958,760
Alphabet, Inc. Class A (a)	4,462	7,820,280
Amazon.com, Inc. (a)	9,676	31,514,055
DoorDash, Inc., Class A (a)	21,446	3,061,416
Facebook, Inc. Class A (a)	39,859	10,887,884
Fiverr International Ltd. (a)	21,714	4,236,401
Match Group, Inc. (a)	169,373	25,607,504
Netflix, Inc. (a)	51,857	28,040,636
Uber Technologies, Inc. (a)	577,511	29,453,061
Wix.com Ltd. (a)	23,798	5,948,548
Zillow Group, Inc. Class C Class C (a)	57,117	7,413,787
		160,942,332
Media — 3.5%
Charter Communications, Inc. Class A (a)	29,365	19,426,416
		180,368,748
Consumer, Cyclical — 5.3%
Apparel — 1.7%
NIKE, Inc. Class B	66,049	9,343,952
Entertainment — 1.2%
Warner Music Group Corp. Class A	183,958	6,988,565
Retail — 2.4%
Floor & Decor Holdings, Inc. Class A (a)	71,740	6,661,059
Starbucks Corp.	61,641	6,594,354
		13,255,413
		29,587,930
Consumer, Non-cyclical — 18.7%
Biotechnology — 2.5%
Illumina, Inc. (a)	34,090	12,613,300
Mirati Therapeutics, Inc. (a)	5,014	1,101,275
		13,714,575
Commercial Services — 7.2%
CoStar Group, Inc. (a)	9,143	8,450,692
PayPal Holdings, Inc. (a)	50,718	11,878,156

MassMutual Select Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Square, Inc. Class A (a)	91,260	$19,861,826
		40,190,674
Foods — 0.7%
Grocery Outlet Holding Corp. (a)	104,545	4,103,391
Health Care – Products — 5.9%
Align Technology, Inc. (a)	18,486	9,878,549
Edwards Lifesciences Corp. (a)	158,057	14,419,540
Intuitive Surgical, Inc. (a)	10,284	8,413,340
		32,711,429
Pharmaceuticals — 2.4%
DexCom, Inc. (a)	8,587	3,174,786
Sarepta Therapeutics, Inc. (a)	11,309	1,928,071
Zoetis, Inc.	51,457	8,516,134
		13,618,991
		104,339,060
Financial — 9.4%
		45,251,460
Private Equity — 1.3%
KKR & Co., Inc.	173,029	7,005,944
		52,257,404
Industrial — 2.5%
Environmental Controls — 1.3%
Waste Management, Inc.	64,589	7,616,981
Packaging & Containers — 1.2%
Ball Corp.	69,767	6,500,889
		14,117,870
Technology — 30.9%
Software — 30.9%
Adobe, Inc. (a)	33,636	16,822,036
Atlassian Corp. PLC Class A (a)	22,319	5,219,745
Autodesk, Inc. (a)	23,310	7,117,475
Coupa Software, Inc. (a)	32,796	11,114,892
Datadog, Inc. Class A (a)	50,894	5,010,005
Intuit, Inc.	25,722	9,770,502
Microsoft Corp.	92,425	20,557,169
Paycom Software, Inc. (a)	21,673	9,801,614
Sea Ltd. ADR (a) (b)	125,616	25,003,865
ServiceNow, Inc. (a)	51,948	28,593,738
Snowflake, Inc. Class A (a) (b)	10,111	2,845,235
Twilio, Inc. Class A (a)	73,960	25,035,460
Veeva Systems, Inc. Class A (a)	21,517	5,858,003
		172,749,739

MassMutual Select Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $303,402,256)		$553,420,751

TOTAL EQUITIES (Cost $303,402,256)		553,420,751

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	2,875,085	2,875,085

TOTAL MUTUAL FUNDS (Cost $2,875,085)		2,875,085
TOTAL LONG-TERM INVESTMENTS (Cost $306,277,341)		556,295,836

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$7,635,148	7,635,148

TOTAL SHORT-TERM INVESTMENTS (Cost $7,635,148)		7,635,148

TOTAL INVESTMENTS — 101.0% (Cost $313,912,489) (e)		563,930,984

Other Assets/(Liabilities) — (1.0)%		(5,445,137)

NET ASSETS — 100.0%		$558,485,847

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $4,267,010 or 0.76% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,483,988 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments.  (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $7,635,148. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $7,787,932.

(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 96.1%

Common Stock — 96.1%
Basic Materials — 1.3%
Forest Products & Paper — 1.3%
Mondi PLC	65,864	$1,554,511
Communications — 3.7%
Internet — 1.6%
F5 Networks, Inc. (a)	10,573	1,860,214
Media — 1.1%
Fox Corp. Class B	45,850	1,324,148
Telecommunications — 1.0%
Rogers Communications, Inc. Class B	25,482	1,186,317
		4,370,679
Consumer, Cyclical — 12.2%
Airlines — 1.7%
Southwest Airlines Co.	41,539	1,936,133
Auto Manufacturers — 2.6%
Cummins, Inc.	3,123	709,233
Honda Motor Co. Ltd. Sponsored ADR	41,203	1,163,985
PACCAR, Inc.	13,524	1,166,851
		3,040,069
Auto Parts & Equipment — 1.4%
Aptiv PLC	5,917	770,926
BorgWarner, Inc.	23,537	909,470
		1,680,396
Food Services — 1.1%
Sodexo SA	15,031	1,272,333
Leisure Time — 0.6%
Polaris, Inc.	7,939	756,428
Retail — 4.6%
Advance Auto Parts, Inc.	11,088	1,746,471
Dollar Tree, Inc. (a)	10,446	1,128,586
Genuine Parts Co.	11,527	1,157,656
MSC Industrial Direct Co., Inc. Class A	15,767	1,330,577
		5,363,290

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.2%
Mohawk Industries, Inc. (a)	1,719	$242,293
		14,290,942
Consumer, Non-cyclical — 21.2%
Foods — 7.7%
Conagra Brands, Inc.	50,302	1,823,951
The J.M. Smucker Co.	13,951	1,612,736
Kellogg Co.	17,663	1,099,168
Koninklijke Ahold Delhaize NV	68,388	1,931,289
Mondelez International, Inc. Class A	9,108	532,545
Orkla ASA	98,345	997,776
Sysco Corp.	13,760	1,021,818
		9,019,283
Health Care – Products — 5.0%
Envista Holdings Corp. (a)	40,369	1,361,646
Hill-Rom Holdings, Inc.	6,500	636,805
Hologic, Inc. (a)	6,165	448,997
Zimmer Biomet Holdings, Inc.	21,712	3,345,602
		5,793,050
Health Care – Services — 3.3%
Quest Diagnostics, Inc.	14,635	1,744,053
Universal Health Services, Inc. Class B	14,961	2,057,138
		3,801,191
Household Products & Wares — 0.7%
Kimberly-Clark Corp.	6,501	876,530
Pharmaceuticals — 4.5%
Becton Dickinson and Co.	5,037	1,260,358
Cardinal Health, Inc.	27,483	1,471,990
Henry Schein, Inc. (a)	18,077	1,208,628
McKesson Corp.	7,362	1,280,399
		5,221,375
		24,711,429
Energy — 2.2%
Oil & Gas — 1.9%
Cimarex Energy Co.	17,757	666,065
ConocoPhillips	39,112	1,564,089
		2,230,154
Oil & Gas Services — 0.3%
Baker Hughes Co.	15,744	328,262
		2,558,416

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 22.6%
Banks — 9.7%
The Bank of New York Mellon Corp.	46,762	$1,984,579
Commerce Bancshares, Inc.	20,920	1,374,444
Eastern Bankshares, Inc. (a)	17,836	290,905
M&T Bank Corp.	7,331	933,236
Northern Trust Corp.	30,103	2,803,793
The PNC Financial Services Group, Inc.	5,350	797,150
State Street Corp.	10,284	748,470
Truist Financial Corp.	32,305	1,548,379
Westamerica Bancorp.	15,421	852,627
		11,333,583
Diversified Financial Services — 2.5%
Ameriprise Financial, Inc.	8,443	1,640,728
T. Rowe Price Group, Inc.	8,250	1,248,968
		2,889,696
Insurance — 5.9%
Aflac, Inc.	34,492	1,533,859
Arthur J Gallagher & Co.	6,877	850,754
Brown & Brown, Inc.	4,461	211,496
Chubb Ltd.	17,571	2,704,528
Reinsurance Group of America, Inc.	13,718	1,589,916
		6,890,553
Real Estate Investment Trusts (REITS) — 3.9%
Healthcare Trust of America, Inc. Class A	24,424	672,637
Healthpeak Properties, Inc.	35,201	1,064,126
MGM Growth Properties LLC Class A	37,254	1,166,050
Welltower, Inc.	9,800	633,276
Weyerhaeuser Co.	31,430	1,053,848
		4,589,937
Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	52,647	658,088
		26,361,857
Industrial — 20.0%
Aerospace & Defense — 2.0%
BAE Systems PLC	161,144	1,077,770
General Dynamics Corp.	8,455	1,258,273
		2,336,043
Building Materials — 1.4%
Johnson Controls International PLC	33,794	1,574,463
Electrical Components & Equipment — 2.3%
Emerson Electric Co.	33,958	2,729,205
Electronics — 4.3%
Hubbell, Inc.	11,875	1,861,881
nVent Electric PLC	90,388	2,105,136

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TE Connectivity Ltd.	8,422	$1,019,652
		4,986,669
Engineering & Construction — 1.1%
IMI PLC	81,057	1,297,953
Environmental Controls — 1.6%
Republic Services, Inc.	19,461	1,874,094
Machinery – Construction & Mining — 1.1%
Oshkosh Corp.	15,088	1,298,624
Machinery – Diversified — 0.6%
Crane Co.	8,493	659,566
Miscellaneous - Manufacturing — 0.9%
Textron, Inc.	21,239	1,026,481
Packaging & Containers — 3.3%
Graphic Packaging Holding Co.	59,026	999,901
Packaging Corp. of America	7,166	988,263
Sonoco Products Co.	31,709	1,878,758
		3,866,922
Transportation — 1.4%
Heartland Express, Inc.	49,052	887,841
Norfolk Southern Corp.	3,231	767,718
		1,655,559
		23,305,579
Technology — 5.0%
Computers — 1.3%
HP, Inc.	62,032	1,525,367
Semiconductors — 1.7%
Applied Materials, Inc.	15,926	1,374,414
Maxim Integrated Products, Inc.	6,224	551,758
Microchip Technology, Inc.	514	70,988
		1,997,160
Software — 2.0%
Cerner Corp.	21,244	1,667,229
Open Text Corp.	14,001	636,485
		2,303,714
		5,826,241
Utilities — 7.9%
Electric — 6.3%
Ameren Corp.	5,963	465,472
Edison International	27,855	1,749,851
Evergy, Inc.	12,115	672,504
Eversource Energy	1,769	153,036
NorthWestern Corp.	27,686	1,614,371

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle West Capital Corp.	23,935	$1,913,603
Xcel Energy, Inc.	10,620	708,035
		7,276,872
Gas — 1.6%
Atmos Energy Corp.	10,207	974,054
Spire, Inc.	14,528	930,373
		1,904,427
		9,181,299

TOTAL COMMON STOCK (Cost $97,736,410)		112,160,953

TOTAL EQUITIES (Cost $97,736,410)		112,160,953

Mutual Funds — 2.3%
Diversified Financial Services — 2.3%
iShares Russell Mid-Cap Value ETF	28,048	2,719,534

TOTAL MUTUAL FUNDS (Cost $2,414,439)		2,719,534

TOTAL LONG-TERM INVESTMENTS (Cost $100,150,849)		114,880,487

	Principal Amount
Short-Term Investments — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (b)	$1,862,445	1,862,445

TOTAL SHORT-TERM INVESTMENTS (Cost $1,862,445)		1,862,445

TOTAL INVESTMENTS — 100.0% (Cost $102,013,294) (c)		116,742,932

Other Assets/(Liabilities) — (0.0)%		(31,034)

NET ASSETS — 100.0%		$116,711,898

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $1,862,445. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,899,788.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency	Purchased	Currency	Sold	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/31/21	JPY	2,492,994	USD	24,082	$86
Bank of America N.A.	3/31/21	USD	715,601	JPY	74,214,958	(3,882)
Credit Suisse International	3/31/21	EUR	77,679	USD	94,762	319
Credit Suisse International	3/31/21	USD	2,878,996	EUR	2,344,654	9,101
Goldman Sachs & Co.	3/31/21	USD	837,638	NOK	7,277,628	(10,868)
JP Morgan Chase Bank N.A.	3/31/21	GBP	81,412	USD	108,788	2,602
JP Morgan Chase Bank N.A.	3/31/21	USD	3,487,867	GBP	2,589,395	(55,005)
Morgan Stanley & Co. LLC	3/31/21	USD	1,017,180	CAD	1,295,683	(956)
						$(58,603)

Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.6%

Common Stock — 98.6%
Basic Materials — 6.3%
Chemicals — 3.9%
Element Solutions, Inc.	48,720	$863,805
Ingevity Corp. (a)	3,060	231,734
Orion Engineered Carbons SA	40,720	697,941
Rogers Corp. (a)	7,986	1,240,146
Stepan Co.	3,840	458,189
		3,491,815
Forest Products & Paper — 0.8%
Neenah, Inc.	13,220	731,331
Iron & Steel — 1.5%
Allegheny Technologies, Inc. (a)	78,038	1,308,697
Mining — 0.1%
Ferroglobe PLC (a)	80,628	132,230
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	—
		132,230
		5,664,073
Communications — 1.9%
Telecommunications — 1.9%
Ciena Corp. (a)	17,691	934,969
Infinera Corp. (a)	71,808	752,548
		1,687,517
		1,687,517
Consumer, Cyclical — 10.0%
Apparel — 0.9%
Kontoor Brands, Inc. (a) (d)	18,410	746,710
Auto Parts & Equipment — 5.0%
Adient PLC (a)	43,117	1,499,178
American Axle & Manufacturing Holdings, Inc. (a)	125,313	1,045,110
Cooper Tire & Rubber Co.	13,460	545,130
Gentherm, Inc. (a)	21,667	1,413,122
		4,502,540
Food Services — 1.0%
Aramark	23,900	919,672

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	34,070	$587,708
Home Furnishing — 1.0%
Whirlpool Corp.	5,029	907,684
Lodging — 0.5%
Wyndham Hotels & Resorts, Inc.	7,820	464,821
Textiles — 0.9%
Albany International Corp. Class A	5,700	418,494
UniFirst Corp.	1,870	395,860
		814,354
		8,943,489
Consumer, Non-cyclical — 13.2%
Agriculture — 1.7%
Darling Ingredients, Inc. (a)	25,879	1,492,701

Beverages — 0.4%
C&C Group PLC (a)	117,356	365,363

Commercial Services — 3.8%
AMN Healthcare Services, Inc. (a)	2,850	194,513
BrightView Holdings, Inc. (a)	32,430	490,342
CBIZ, Inc. (a)	19,650	522,886
Forrester Research, Inc. (a)	10,547	441,919
Huron Consulting Group, Inc. (a)	14,930	880,123
ICF International, Inc.	6,550	486,862
Monro, Inc.	8,020	427,466
		3,444,111
Foods — 2.8%
Cranswick PLC	12,154	585,267
Hostess Brands, Inc. (a)	25,960	380,055
Post Holdings, Inc. (a)	5,300	535,353
SunOpta, Inc. (a) (d)	87,084	1,016,270
		2,516,945
Health Care – Products — 1.1%
Invacare Corp.	25,846	231,322
Lantheus Holdings, Inc. (a)	43,676	589,189
Natus Medical, Inc. (a)	7,050	141,282
		961,793
Health Care – Services — 1.1%
Encompass Health Corp.	11,841	979,132

Household Products & Wares — 2.3%
Acco Brands Corp.	64,450	544,602
Helen of Troy Ltd. (a)	1,370	304,400

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Spectrum Brands Holdings, Inc.	14,810	$1,169,694
		2,018,696
		11,778,741
Energy — 1.3%

Oil & Gas — 0.9%
Kosmos Energy Ltd.	156,850	368,597
Magnolia Oil & Gas Corp. Class A (a) (d)	55,530	392,042
		760,639
Oil & Gas Services — 0.4%
Thermon Group Holdings, Inc. (a)	25,430	397,471
		1,158,110
Financial — 23.3%

Banks — 10.3%
1st Source Corp.	7,980	321,594
Atlantic Union Bankshares Corp.	15,400	507,276
Eastern Bankshares, Inc. (a)	24,270	395,844
First Midwest Bancorp, Inc.	26,180	416,786
Great Western Bancorp, Inc.	18,920	395,428
Hancock Whitney Corp.	17,880	608,278
International Bancshares Corp.	17,460	653,702
OFG Bancorp	62,692	1,162,310
Prosperity Bancshares, Inc.	16,657	1,155,329
Synovus Financial Corp.	17,780	575,539
Texas Capital Bancshares, Inc. (a)	24,336	1,447,992
Umpqua Holdings Corp.	72,788	1,102,010
Webster Financial Corp.	11,110	468,286
		9,210,374

Diversified Financial Services -- 1.1%
PRA Group, Inc. (a)	25,176	998,480

Insurance — 5.9%
Alleghany Corp.	1,578	952,623
Argo Group International Holdings Ltd.	3,590	156,883
Assured Guaranty Ltd.	12,670	398,979
Kemper Corp.	10,540	809,788
MGIC Investment Corp.	111,213	1,395,723
Reinsurance Group of America, Inc.	4,960	574,864
White Mountains Insurance Group Ltd.	970	970,640
		5,259,500
Real Estate — 0.6%
Alexander & Baldwin, Inc.	33,930	582,917

Real Estate Investment Trusts (REITS) — 4.2%
Brandywine Realty Trust	47,230	562,509
Corporate Office Properties Trust	14,410	375,813
Lexington Realty Trust	33,910	360,124
Physicians Realty Trust	38,690	688,682
Piedmont Office Realty Trust, Inc. Class A	33,310	540,621
PotlatchDeltic Corp.	12,673	633,903

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RPT Realty	68,210	$590,017
		3,751,669
Savings & Loans — 1.2%
Banc of California, Inc.	39,600	582,516
Northwest Bancshares, Inc.	36,520	465,265
		1,047,781
		20,850,721
Industrial — 31.1%

Aerospace & Defense — 0.7%
Hexcel Corp.	9,370	454,351
Park Aerospace Corp.	12,039	161,443
		615,794
Building Materials — 4.3%
American Woodmark Corp. (a)	8,160	765,816
Apogee Enterprises, Inc.	33,448	1,059,633
Gibraltar Industries, Inc. (a)	13,472	969,176
Louisiana-Pacific Corp.	5,690	211,497
Tyman PLC (a)	186,168	889,230
		3,895,352
Electrical Components & Equipment — 1.7%
Belden, Inc.	18,670	782,273
Encore Wire Corp.	12,378	749,735
		1,532,008
Electronics — 4.1%
Coherent, Inc. (a)	4,350	652,587
FARO Technologies, Inc. (a)	14,713	1,039,179
II-VI, Inc. (a) (d)	23,478	1,783,389
Vishay Precision Group, Inc. (a)	5,794	182,395
		3,657,550
Engineering & Construction — 3.5%
Primoris Services Corp.	57,003	1,573,853
WillScot Mobile Mini Holdings Corp. (a)	67,758	1,569,953
		3,143,806
Environmental Controls — 1.8%
Clean Harbors, Inc. (a)	7,850	597,385
Harsco Corp. (a)	54,175	974,067
		1,571,452
Hand & Machine Tools — 3.2%
Colfax Corp. (a)	31,337	1,198,327
Kennametal, Inc.	29,995	1,087,019
Luxfer Holdings PLC	33,632	552,237
		2,837,583

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 1.8%
Mueller Industries, Inc.	23,920	$839,831
Valmont Industries, Inc.	4,680	818,673
		1,658,504
Miscellaneous - Manufacturing — 2.8%
Enerpac Tool Group Corp.	39,092	883,870
ESCO Technologies, Inc.	2,220	229,149
Federal Signal Corp.	23,577	782,049
Materion Corp.	9,392	598,458
		2,493,526
Packaging & Containers — 2.2%
Sealed Air Corp.	18,600	851,694
TriMas Corp. (a)	35,020	1,109,083
		1,960,777
Transportation — 2.8%
Air Transport Services Group, Inc. (a)	33,773	1,058,446
Bristow Group, Inc. (a)	4,579	120,519
Dorian LPG Ltd. (a)	27,907	340,186
Kirby Corp. (a)	11,508	596,460
Scorpio Tankers, Inc. (d)	8,012	89,654
SEACOR Holdings, Inc. (a)	7,320	303,414
		2,508,679
Trucking & Leasing — 2.2%
GATX Corp. (d)	7,690	639,654
The Greenbrier Cos., Inc.	35,836	1,303,714
		1,943,368
		27,818,399
Technology — 9.2%

Computers — 1.0%
Exlservice Holdings, Inc. (a)	4,200	357,546
WNS Holdings Ltd. ADR (a)	7,290	525,245
		882,791
Semiconductors — 6.9%
Brooks Automation, Inc.	19,913	1,351,097
Cohu, Inc.	42,658	1,628,682
CTS Corp.	19,660	674,928
Diodes, Inc. (a)	15,367	1,083,373
Onto Innovation, Inc. (a)	17,518	832,981
Photronics, Inc. (a)	53,211	593,835
		6,164,896
Software — 1.3%
Allscripts Healthcare Solutions, Inc. (a)	30,110	434,788

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CDK Global, Inc.	15,490	$802,847
		1,237,635
		8,285,322
Utilities — 2.3%

Electric — 0.6%
Portland General Electric Co.	13,070	559,004

Gas — 1.7%
New Jersey Resources Corp.	12,940	460,017
Spire, Inc.	5,290	338,772
UGI Corp.	19,765	690,984
		1,489,773
		2,048,777

TOTAL COMMON STOCK (Cost $69,870,116)		88,235,149

TOTAL EQUITIES (Cost $69,870,116)		88,235,149

Mutual Funds — 1.3%

Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Prime Portfolio (e)	1,125,763	1,125,763

TOTAL MUTUAL FUNDS (Cost $1,125,763)		1,125,763

TOTAL LONG-TERM INVESTMENTS (Cost $70,995,879)		89,360,912

	Principal Amount
Short-Term Investments — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (f)	$1,551,293	1,551,293

TOTAL SHORT-TERM INVESTMENTS (Cost $1,551,293)		1,551,293

TOTAL INVESTMENTS — 101.6% (Cost $72,547,172) (g)		90,912,205

Other Assets/(Liabilities) — (1.6)%		(1,428,354)

NET ASSETS — 100.0%		$89,483,851

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $4,401,580 or 4.92% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,415,876 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $1,551,293. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,582,457.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Small Company Value Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.9%

Common Stock — 98.9%
Basic Materials — 4.3%
Chemicals — 2.7%
AdvanSix, Inc. (a)	53,160	$1,062,668
GCP Applied Technologies, Inc. (a)	38,666	914,451
Innospec, Inc.	8,317	754,602
Minerals Technologies, Inc.	14,476	899,249
Orion Engineered Carbons SA	119,948	2,055,909
		5,686,879
Iron & Steel — 1.6%
Carpenter Technology Corp.	53,968	1,571,548
Schnitzer Steel Industries, Inc. Class A	60,530	1,931,512
		3,503,060
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	—
		9,189,939
Communications — 2.4%

Internet — 0.9%
Criteo SA Sponsored ADR (a)	96,961	1,988,670

Media — 0.6%
Entravision Communications Corp. Class A	187,369	515,265
Houghton Mifflin Harcourt Co. (a)	217,222	723,349
Townsquare Media, Inc. Class A	17,707	117,929
		1,356,543
Telecommunications — 0.9%
A10 Networks, Inc. (a)	79,729	786,128
Casa Systems, Inc. (a)	167,096	1,030,982
		1,817,110
		5,162,323
Consumer, Cyclical — 22.6%

Airlines — 1.0%
SkyWest, Inc.	51,076	2,058,874

Apparel — 3.4%
Kontoor Brands, Inc. (a) (d)	37,890	1,536,818
Oxford Industries, Inc.	32,917	2,156,393
Skechers U.S.A., Inc. Class A (a)	28,494	1,024,074

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Steven Madden Ltd.	42,940	$1,516,641
Tapestry, Inc.	31,607	982,346
		7,216,272
Auto Manufacturers — 1.4%
Blue Bird Corp. (a)	88,540	1,616,740
REV Group, Inc.	167,560	1,476,204
		3,092,944
Auto Parts & Equipment — 2.6%
Cooper Tire & Rubber Co.	32,697	1,324,229
Dana, Inc.	106,946	2,087,586
The Shyft Group, Inc.	80,240	2,277,211
		5,689,026
Distribution & Wholesale — 0.5%
KAR Auction Services, Inc.	55,151	1,026,360

Entertainment — 0.7%
Accel Entertainment, Inc. (a)	56,823	573,912
IMAX Corp. (a)	54,030	973,621
		1,547,533
Food Services — 0.3%
Healthcare Services Group, Inc.	23,479	659,760

Home Builders — 1.9%
KB Home	55,550	1,862,036
Skyline Champion Corp. (a)	22,660	701,100
Taylor Morrison Home Corp. (a)	58,129	1,491,009
		4,054,145
Home Furnishing — 0.8%
Herman Miller, Inc.	48,050	1,624,090

Leisure Time — 1.7%
Brunswick Corp.	9,499	724,204
Malibu Boats, Inc. Class A (a)	34,506	2,154,554
OneWater Marine, Inc. Class A (a)	25,522	742,435
		3,621,193
Lodging — 0.7%
Hilton Grand Vacations, Inc. (a)	51,260	1,607,001

Retail — 6.9%
BJ's Restaurants, Inc.	9,679	372,545
Citi Trends, Inc.	31,066	1,543,359
El Pollo Loco Holdings, Inc. (a)	88,474	1,601,379
Foot Locker, Inc.	39,030	1,578,373
Foundation Building Materials, Inc. (a)	7,086	136,122
GMS, Inc. (a)	31,097	947,837
MarineMax, Inc. (a)	19,899	697,062
Papa John's International, Inc.	14,910	1,265,113
Penske Automotive Group, Inc.	24,104	1,431,537
Red Robin Gourmet Burgers, Inc. (a) (d)	36,492	701,741

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Regis Corp. (a) (d)	120,852	$1,110,630
Ruth's Hospitality Group, Inc.	137,237	2,433,212
Williams-Sonoma, Inc.	8,860	902,302
		14,721,212
Textiles — 0.7%
Albany International Corp. Class A	8,013	588,314
Mohawk Industries, Inc. (a)	4,121	580,855
UniFirst Corp.	1,540	326,003
		1,495,172
		48,413,582
Consumer, Non-cyclical — 8.8%

Beverages — 0.5%
Primo Water Corp.	71,397	1,119,505

Commercial Services — 3.5%
Barrett Business Services, Inc.	7,602	518,532
The Brink's Co.	19,996	1,439,712
Cardtronics PLC Class A (a)	12,537	442,556
Cass Information Systems, Inc.	6,188	240,775
Deluxe Corp.	35,662	1,041,330
EVERTEC, Inc.	25,902	1,018,467
Herc Holdings, Inc. (a)	29,890	1,984,995
Korn Ferry	20,765	903,278
		7,589,645
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.	31,754	1,098,053

Foods — 1.4%
The Hain Celestial Group, Inc. (a) (d)	42,834	1,719,785
Nomad Foods Ltd. (a)	52,358	1,330,941
		3,050,726
Health Care – Services — 1.6%
Magellan Health, Inc. (a)	2,595	214,970
MEDNAX, Inc. (a)	85,290	2,093,017
Molina Healthcare, Inc. (a)	3,927	835,194
National HealthCare Corp.	4,051	269,027
		3,412,208
Household Products & Wares — 1.0%
Spectrum Brands Holdings, Inc.	26,088	2,060,430

Pharmaceuticals — 0.3%
Premier, Inc. Class A	16,653	584,520
		18,915,087
Energy — 3.6%

Energy – Alternate Sources — 0.3%
Enviva Partners LP (e)	13,718	623,071

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 1.1%
Cimarex Energy Co.	18,594	$697,461
Earthstone Energy, Inc. Class A (a)	17,166	91,495
HollyFrontier Corp.	59,910	1,548,673
		2,337,629
Oil & Gas Services — 2.2%
ChampionX Corp. (a)	59,153	905,041
Dril-Quip, Inc. (a)	48,383	1,433,104
Helix Energy Solutions Group, Inc. (a)	298,682	1,254,464
MRC Global, Inc. (a)	152,404	1,010,439
NCS Multistage Holdings, Inc. (a)	3,601	81,059
		4,684,107
		7,644,807
Financial — 33.9%

Banks — 17.5%
1st Source Corp.	31,368	1,264,130
Ameris Bancorp	21,311	811,310
Associated Banc-Corp.	71,839	1,224,855
Bank of Marin Bancorp	27,806	954,858
BankUnited, Inc.	111,320	3,871,710
Carter Bankshares, Inc.	91,175	977,396
CrossFirst Bankshares, Inc. (a)	2,511	26,993
First Hawaiian, Inc.	9,860	232,499
First Horizon Corp.	79,859	1,019,001
HarborOne Bancorp, Inc. (a)	163,727	1,778,075
Heritage Financial Corp.	62,802	1,468,939
Hilltop Holdings, Inc.	18,593	511,493
Home BancShares, Inc.	78,859	1,536,173
Independent Bank Group, Inc.	45,805	2,863,729
Old National Bancorp	39,347	651,586
Origin Bancorp, Inc.	21,336	592,501
Premier Financial Corp.	8,370	192,510
QCR Holdings, Inc.	3,514	139,119
Renasant Corp.	11,687	393,618
Sandy Spring Bancorp, Inc.	37,149	1,195,826
Signature Bank	11,940	1,615,363
South State Corp.	7,191	519,909
Synovus Financial Corp.	62,957	2,037,918
Texas Capital Bancshares, Inc. (a)	37,740	2,245,530
Towne Bank	22,812	535,626
TriCo Bancshares	45,976	1,622,033
UMB Financial Corp.	21,403	1,476,593
Umpqua Holdings Corp.	87,384	1,322,994
Valley National Bancorp	142,736	1,391,676
Webster Financial Corp.	50,192	2,115,593
Zions Bancorp NA	21,758	945,168
		37,534,724
Diversified Financial Services — 1.8%
Moelis & Co. Class A	39,537	1,848,750

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stifel Financial Corp.	40,415	$2,039,341
		3,888,091
Insurance — 3.4%
Axis Capital Holdings Ltd.	33,508	1,688,468
Essent Group Ltd.	32,038	1,384,042
The Hanover Insurance Group, Inc.	13,160	1,538,667
James River Group Holdings Ltd.	7,367	362,088
ProAssurance Corp.	8,379	149,062
ProSight Global, Inc. (a)	31,416	403,067
Selective Insurance Group, Inc.	25,512	1,708,794
		7,234,188
Investment Companies — 0.8%
Compass Diversified Holdings (e)	85,611	1,665,134

Real Estate Investment Trusts (REITS) — 7.3%
Armada Hoffler Properties, Inc.	64,365	722,175
Brandywine Realty Trust	82,854	986,791
City Office REIT, Inc.	88,540	865,036
Cousins Properties, Inc.	64,507	2,160,984
Four Corners Property Trust, Inc.	18,283	544,285
Highwoods Properties, Inc.	10,090	399,867
Independence Realty Trust, Inc. (d)	120,730	1,621,404
Kite Realty Group Trust	57,374	858,315
Lexington Realty Trust	41,143	436,939
National Health Investors, Inc.	4,415	305,386
National Storage Affiliates Trust	32,164	1,158,869
Physicians Realty Trust	93,908	1,671,562
RLJ Lodging Trust	92,530	1,309,299
Sabra Health Care REIT, Inc.	9,961	173,023
STAG Industrial, Inc.	54,038	1,692,470
Summit Hotel Properties, Inc.	25,814	232,584
Weingarten Realty Investors	25,756	558,133
		15,697,122
Savings & Loans — 3.1%
Pacific Premier Bancorp, Inc.	76,665	2,401,914
Sterling Bancorp	114,336	2,055,761
WSFS Financial Corp.	47,836	2,146,880
		6,604,555
		72,623,814
Industrial — 16.8%

Aerospace & Defense — 0.9%
AAR Corp.	51,849	1,877,971

Building Materials — 0.8%
Masonite International Corp. (a)	12,117	1,191,586
Tecnoglass, Inc.	62,698	433,243
		1,624,829
Electrical Components & Equipment — 1.6%
Belden, Inc.	60,645	2,541,025

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EnerSys	8,057	$669,214
Graham Corp.	16,925	256,922
		3,467,161
Electronics — 2.1%
Advanced Energy Industries, Inc. (a)	4,304	417,359
Avnet, Inc.	43,269	1,519,175
Coherent, Inc. (a)	8,963	1,344,629
II-VI, Inc. (a) (d)	17,261	1,311,145
		4,592,308
Engineering & Construction — 1.3%
Arcosa, Inc.	4,774	262,236
Dycom Industries, Inc. (a)	8,027	606,199
NV5 Global, Inc. (a)	4,000	315,120
Primoris Services Corp.	61,202	1,689,787
		2,873,342
Environmental Controls — 0.1%
CECO Environmental Corp. (a)	39,298	273,514

Hand & Machine Tools — 2.7%
Colfax Corp. (a)	15,172	580,177
Hurco Cos., Inc.	6,382	191,460
Kennametal, Inc.	60,493	2,192,266
Luxfer Holdings PLC	22,059	362,209
Regal Beloit Corp.	19,040	2,338,303
		5,664,415

Machinery – Construction & Mining — 1.0%
Terex Corp.	58,949	2,056,731

Machinery – Diversified — 1.4%
Cactus, Inc. Class A	57,790	1,506,585
Crane Co.	7,448	578,412
DXP Enterprises, Inc. (a)	24,242	538,900
Welbilt, Inc. (a)	23,617	311,744
		2,935,641
Metal Fabricate & Hardware — 0.3%
The Timken Co.	8,896	688,195

Miscellaneous - Manufacturing — 1.7%
DIRTT Environmental Solutions (a)	9,460	23,366
EnPro Industries, Inc.	6,288	474,870
Hillenbrand, Inc.	39,290	1,563,742
Trinseo SA	32,469	1,662,737
		3,724,715
Packaging & Containers — 1.9%
Graphic Packaging Holding Co.	185,660	3,145,080
Pactiv Evergreen, Inc. (a)	51,654	937,004
		4,082,084

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 1.0%
GATX Corp.	26,360	$2,192,625
		36,053,531
Technology — 5.4%

Computers — 1.7%
NCR Corp. (a)	36,835	1,383,891
NetScout Systems, Inc. (a)	33,006	905,025
Unisys Corp. (a)	67,602	1,330,407
		3,619,323
Semiconductors — 1.4%
Kulicke & Soffa Industries, Inc.	54,593	1,736,603
Magnachip Semiconductor Corp. (a) (d)	73,340	991,557
MKS Instruments, Inc.	958	144,131
		2,872,291
Software — 2.3%
CDK Global, Inc.	11,261	583,658
CommVault Systems, Inc. (a)	24,037	1,330,929
Donnelley Financial Solutions, Inc. (a)	60,567	1,027,822
IBEX Holdings Ltd. (a)	14,222	265,951
Sapiens International Corp. NV	9,042	276,775
Teradata Corp. (a) (d)	67,729	1,521,871
		5,007,006
		11,498,620
Utilities — 1.1%

Electric — 0.4%
Charah Solutions, Inc. (a)	56,405	161,882
PNM Resources, Inc.	12,418	602,646
		764,528
Gas — 0.7%
Southwest Gas Holdings, Inc.	25,840	1,569,780
		2,334,308

TOTAL COMMON STOCK (Cost $179,239,861)		211,836,011

TOTAL EQUITIES (Cost $179,239,861)		211,836,011

Mutual Funds — 0.4%

Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (f)	965,230	965,230

TOTAL MUTUAL FUNDS (Cost $965,230)		965,230

TOTAL LONG-TERM INVESTMENTS (Cost $180,205,091)		212,801,241

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 1.7%

Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (g)	$3,581,199	$3,581,199

TOTAL SHORT-TERM INVESTMENTS (Cost $3,581,199)		3,581,199

TOTAL INVESTMENTS — 101.0% (Cost $183,786,290) (h)		216,382,440

Other Assets/(Liabilities) — (1.0)%		(2,136,413)

NET ASSETS — 100.0%		$214,246,027

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $6,121,557 or 2.86% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,324,664 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is a Master Limited Partnership
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $3,581,199. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $3,652,947.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P Mid Cap Index Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 100.1%

Common Stock — 100.1%
Basic Materials — 3.6%
Chemicals — 2.0%
Ashland Global Holdings, Inc.	11,406	$903,355
Cabot Corp.	11,813	530,167
The Chemours Co.	34,413	853,098
Ingevity Corp. (a)	8,636	654,004
Minerals Technologies, Inc.	7,114	441,922
NewMarket Corp.	1,531	609,782
Olin Corp.	29,723	729,997
RPM International, Inc.	27,183	2,467,673
Sensient Technologies Corp.	8,862	653,750
Valvoline, Inc.	38,758	896,860
		8,740,608
Forest Products & Paper — 0.1%
Domtar Corp.	11,548	365,494

Iron & Steel — 1.0%
Commercial Metals Co.	25,106	515,677
Reliance Steel & Aluminum Co.	13,338	1,597,225
Steel Dynamics, Inc.	41,811	1,541,572
United States Steel Corp.	46,109	773,248
		4,427,722
Mining — 0.5%
Compass Minerals International, Inc.	7,104	438,459
Royal Gold, Inc.	13,724	1,459,685
		1,898,144
		15,431,968
Communications — 3.1%

Internet — 0.6%
GrubHub, Inc. (a)	19,404	1,441,135
TripAdvisor, Inc. (a)	20,118	578,996
Yelp, Inc. (a)	14,552	475,414
		2,495,545
Media — 1.8%
Cable One, Inc.	1,134	2,526,235
FactSet Research Systems, Inc.	7,948	2,642,710
The New York Times Co. Class A	30,291	1,568,165
TEGNA, Inc.	45,931	640,738

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
World Wrestling Entertainment, Inc. Class A (b)	9,769	$469,400
		7,847,248
Telecommunications — 0.7%
Ciena Corp. (a)	32,284	1,706,209
InterDigital, Inc.	6,446	391,143
Telephone & Data Systems, Inc.	20,831	386,832
ViaSat, Inc. (a) (b)	13,423	438,261
		2,922,445
		13,265,238
Consumer, Cyclical — 15.3%
Airlines — 0.2%
JetBlue Airways Corp. (a)	65,786	956,528

Apparel — 1.0%
Carter's, Inc.	9,131	858,953
Columbia Sportswear Co.	6,372	556,785
Deckers Outdoor Corp. (a)	5,875	1,684,833
Skechers U.S.A., Inc. Class A (a)	28,364	1,019,402
Urban Outfitters, Inc. (a)	14,321	366,618
		4,486,591
Auto Parts & Equipment — 1.6%
Adient PLC (a)	19,643	682,987
Dana, Inc.	30,230	590,090
Fox Factory Holding Corp. (a)	8,727	922,531
Gentex Corp.	51,267	1,739,489
Lear Corp.	11,430	1,817,713
The The Goodyear Tire & Rubber Co.	48,775	532,135
Visteon Corp. (a)	5,823	730,903
		7,015,848
Distribution & Wholesale — 1.2%
Avient Corp.	19,138	770,878
IAA, Inc. (a)	28,130	1,827,887
KAR Auction Services, Inc.	27,093	504,201
Univar Solutions, Inc. (a)	35,378	672,536
Watsco, Inc.	6,867	1,555,719
		5,331,221
Entertainment — 2.3%
Caesars Entertainment, Inc. (a)	43,571	3,236,018
Churchill Downs, Inc.	7,428	1,446,900
Cinemark Holdings, Inc. (b)	22,495	391,638
Marriott Vacations Worldwide Corp.	8,590	1,178,720
Penn National Gaming, Inc. (a) (b)	30,869	2,666,155
Scientific Games Corp. Class A (a)	11,746	487,342
Six Flags Entertainment Corp.	15,822	539,530
		9,946,303
Food Services — 0.1%
Healthcare Services Group, Inc.	15,570	437,517

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.9%
KB Home	18,425	$617,606
Taylor Morrison Home Corp. (a)	27,183	697,244
Thor Industries, Inc. (b)	11,582	1,077,010
Toll Brothers, Inc.	24,020	1,044,150
TRI Pointe Group, Inc. (a)	26,532	457,677
		3,893,687
Home Furnishing — 0.4%
Herman Miller, Inc.	12,322	416,484
Tempur Sealy International, Inc. (a)	40,146	1,083,942
		1,500,426
Housewares — 0.4%
The Scotts Miracle-Gro Co.	8,512	1,695,080

Leisure Time — 0.8%
Brunswick Corp.	16,389	1,249,498
Harley-Davidson, Inc.	32,066	1,176,822
Polaris, Inc.	12,133	1,156,032
		3,582,352
Lodging — 0.8%
Boyd Gaming Corp.	16,801	721,099
Choice Hotels International, Inc.	6,033	643,902
Wyndham Destinations, Inc.	17,963	805,820
Wyndham Hotels & Resorts, Inc.	19,490	1,158,486
		3,329,307
Office Furnishings — 0.1%
HNI Corp.	8,938	308,004

Retail — 5.2%
American Eagle Outfitters, Inc. (b)	31,290	627,990
AutoNation, Inc. (a)	12,316	859,534
BJ's Wholesale Club Holdings, Inc. (a)	28,719	1,070,644
Casey's General Stores, Inc.	7,727	1,380,197
Cracker Barrel Old Country Store, Inc.	4,963	654,719
Dick's Sporting Goods, Inc.	13,751	772,944
FirstCash, Inc.	8,670	607,247
Five Below, Inc. (a)	11,688	2,045,166
Foot Locker, Inc.	21,839	883,169
Jack in the Box, Inc.	4,754	441,171
Kohl's Corp.	32,981	1,341,997
Lithia Motors, Inc. Class A	5,465	1,599,442
MSC Industrial Direct Co., Inc. Class A	9,574	807,950
Nordstrom, Inc. (b)	22,761	710,371
Nu Skin Enterprises, Inc. Class A	10,676	583,230
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	11,899	972,981
Papa John's International, Inc.	6,894	584,956
RH (a) (b)	3,266	1,461,600
Texas Roadhouse, Inc.	13,663	1,067,900
The Wendy's Co.	37,501	822,022
Williams-Sonoma, Inc.	16,022	1,631,680
Wingstop, Inc.	6,210	823,135

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
World Fuel Services Corp.	13,286	$413,992
		22,164,037
Toys, Games & Hobbies — 0.3%
Mattel, Inc. (a)	72,809	1,270,517
		65,917,418
Consumer, Non-cyclical — 18.0%

Agriculture — 0.5%
Darling Ingredients, Inc. (a)	33,904	1,955,583

Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a)	1,912	1,901,082

Biotechnology — 1.7%
Arrowhead Pharmaceuticals, Inc. (a)	21,497	1,649,465
Emergent BioSolutions, Inc. (a)	9,424	844,390
Exelixis, Inc. (a)	64,903	1,302,603
Halozyme Therapeutics, Inc. (a)	26,583	1,135,360
Ligand Pharmaceuticals, Inc. (a) (b)	3,364	334,550
Nektar Therapeutics (a) (b)	37,531	638,027
United Therapeutics Corp. (a)	9,297	1,411,192
		7,315,587
Commercial Services — 4.1%
Adtalem Global Education, Inc. (a)	10,899	370,021
ASGN, Inc. (a)	11,067	924,427
Avis Budget Group, Inc. (a)	10,788	402,392
The Brink's Co.	10,341	744,552
CoreLogic, Inc.	16,271	1,258,074
FTI Consulting, Inc. (a)	7,460	833,431
Graham Holdings Co. Class B	846	451,239
Grand Canyon Education, Inc. (a)	9,803	912,757
H&R Block, Inc.	38,423	609,389
HealthEquity, Inc. (a)	16,080	1,120,937
Insperity, Inc.	7,462	607,556
John Wiley & Sons, Inc. Class A	9,129	416,830
Liveramp Holdings, Inc. (a)	13,872	1,015,292
ManpowerGroup, Inc.	12,036	1,085,407
Paylocity Holding Corp. (a)	7,830	1,612,275
Sabre Corp.	66,373	797,803
Service Corp. International	36,138	1,774,376
Strategic Education, Inc.	5,105	486,660
WEX, Inc. (a)	9,232	1,878,989
WW International, Inc. (a)	9,830	239,852
		17,542,259
Cosmetics & Personal Care — 0.2%
Coty, Inc. Class A	59,284	416,173
Edgewell Personal Care Co.	11,372	393,244
		809,417
Foods — 1.7%
Flowers Foods, Inc.	41,170	931,677
Grocery Outlet Holding Corp. (a)	17,924	703,517

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Hain Celestial Group, Inc. (a)	17,264	$693,150
Ingredion, Inc.	14,015	1,102,560
Lancaster Colony Corp.	4,090	751,456
Pilgrim's Pride Corp. (a)	10,191	199,845
Post Holdings, Inc. (a)	12,817	1,294,645
Sanderson Farms, Inc.	4,141	547,440
Sprouts Farmers Market, Inc. (a)	24,725	496,972
Tootsie Roll Industries, Inc. (b)	3,624	107,633
TreeHouse Foods, Inc. (a)	11,822	502,317
		7,331,212
Health Care – Products — 4.5%
Avanos Medical, Inc. (a)	10,007	459,121
Bio-Techne Corp.	8,077	2,564,851
Cantel Medical Corp.	7,866	620,313
Globus Medical, Inc. Class A (a)	15,950	1,040,259
Haemonetics Corp. (a)	10,622	1,261,363
Hill-Rom Holdings, Inc.	13,977	1,369,327
ICU Medical, Inc. (a)	4,082	875,548
Integra LifeSciences Holdings Corp. (a)	14,809	961,400
LivaNova PLC (a)	10,166	673,091
Masimo Corp. (a)	10,596	2,843,754
Neogen Corp. (a)	11,096	879,913
NuVasive, Inc. (a)	10,729	604,365
Patterson Cos., Inc.	18,170	538,377
Penumbra, Inc. (a)	7,064	1,236,200
Quidel Corp. (a)	8,009	1,438,817
Repligen Corp. (a)	10,529	2,017,672
		19,384,371
Health Care – Services — 3.7%
Acadia Healthcare Co., Inc. (a)	18,617	935,690
Amedisys, Inc. (a)	6,864	2,013,417
Charles River Laboratories International, Inc. (a)	10,406	2,600,043
Chemed Corp.	3,337	1,777,320
Encompass Health Corp.	20,801	1,720,035
LHC Group, Inc. (a)	6,609	1,409,832
Medpace Holdings, Inc. (a)	5,762	802,070
Molina Healthcare, Inc. (a)	12,405	2,638,295
Syneos Health, Inc. (a)	15,882	1,082,041
Tenet Healthcare Corp. (a)	22,074	881,415
		15,860,158
Household Products & Wares — 0.3%
Helen of Troy Ltd. (a)	5,304	1,178,496

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC (a)	11,655	1,923,658
PRA Health Sciences, Inc. (a)	13,420	1,683,405
Prestige Consumer Healthcare, Inc. (a)	10,484	365,577
		3,972,640
		77,250,805

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.1%

Energy – Alternate Sources — 2.8%
Enphase Energy, Inc. (a)	26,429	$4,637,497
First Solar, Inc. (a)	17,736	1,754,445
SolarEdge Technologies, Inc. (a)	10,713	3,418,732
Sunrun, Inc. (a)	32,645	2,264,910
		12,075,584
Oil & Gas — 0.9%
Cimarex Energy Co.	21,331	800,126
CNX Resources Corp. (a)	46,973	507,308
EQT Corp.	57,655	732,795
Murphy Oil Corp.	30,207	365,505
Murphy USA, Inc.	5,558	727,376
WPX Energy, Inc. (a)	84,508	688,740
		3,821,850
Oil & Gas Services — 0.1%
ChampionX Corp. (a)	38,879	594,849

Pipelines — 0.3%
Antero Midstream Corp. (b)	59,827	461,266
Equitrans Midstream Corp.	85,046	683,770
		1,145,036
		17,637,319
Financial — 23.5%

Banks — 6.1%
Associated Banc-Corp.	32,021	545,958
BancorpSouth Bank	20,150	552,916
Bank of Hawaii Corp. (b)	8,391	642,918
Bank OZK	25,293	790,912
Cathay General Bancorp	15,685	504,900
CIT Group, Inc.	20,612	739,971
Commerce Bancshares, Inc.	22,053	1,448,882
Cullen/Frost Bankers, Inc.	11,704	1,020,940
East West Bancorp, Inc.	29,616	1,501,827
F.N.B. Corp.	67,348	639,806
First Financial Bankshares, Inc.	29,732	1,075,555
First Horizon Corp.	116,072	1,481,079
Fulton Financial Corp.	33,962	431,997
Glacier Bancorp, Inc.	19,962	918,452
Hancock Whitney Corp.	18,066	614,605
Home BancShares, Inc.	31,803	619,522
International Bancshares Corp.	11,653	436,288
PacWest Bancorp	24,467	621,462
Pinnacle Financial Partners, Inc.	15,869	1,021,964
Prosperity Bancshares, Inc.	19,365	1,343,156
Signature Bank	11,207	1,516,195
Synovus Financial Corp.	30,923	1,000,978
TCF Financial Corp.	31,904	1,181,086
Texas Capital Bancshares, Inc. (a)	10,557	628,141
Trustmark Corp.	13,275	362,540
UMB Financial Corp.	9,046	624,084

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Umpqua Holdings Corp.	46,118	$698,227
United Bankshares, Inc.	27,149	879,628
Valley National Bancorp	84,523	824,099
Webster Financial Corp.	18,872	795,455
Wintrust Financial Corp.	12,059	736,684
		26,200,227
Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.	9,489	965,031
Alliance Data Systems Corp.	9,984	739,814
Eaton Vance Corp.	23,890	1,622,848
Evercore, Inc. Class A	8,500	931,940
Federated Hermes, Inc.	19,748	570,520
Interactive Brokers Group, Inc. Class A	16,900	1,029,548
Janus Henderson Group PLC	31,119	1,011,679
Jefferies Financial Group, Inc.	43,285	1,064,811
LendingTree, Inc. (a) (b)	2,279	623,967
Navient Corp.	38,974	382,725
PROG Holdings, Inc.	14,133	761,345
SEI Investments Co.	25,102	1,442,612
SLM Corp.	78,500	972,615
Stifel Financial Corp.	21,548	1,087,312
		13,206,767
Insurance — 4.8%
Alleghany Corp.	2,994	1,807,448
American Financial Group, Inc.	14,716	1,289,416
Brighthouse Financial, Inc. (a)	18,725	677,939
Brown & Brown, Inc.	49,323	2,338,403
CNO Financial Group, Inc.	29,065	646,115
Essent Group Ltd.	23,519	1,016,021
First American Financial Corp.	23,356	1,205,870
Genworth Financial, Inc. Class A (a)	105,862	400,158
The Hanover Insurance Group, Inc.	7,794	911,274
Kemper Corp.	12,863	988,264
Kinsale Capital Group, Inc.	4,476	895,782
Mercury General Corp.	5,560	290,288
MGIC Investment Corp.	70,832	888,942
Old Republic International Corp.	59,164	1,166,122
Primerica, Inc.	8,223	1,101,306
Reinsurance Group of America, Inc.	14,212	1,647,171
RenaissanceRe Holdings Ltd.	10,629	1,762,501
RLI Corp.	8,294	863,820
Selective Insurance Group, Inc.	12,518	838,456
		20,735,296
Real Estate — 0.4%
Jones Lang LaSalle, Inc.	10,733	1,592,455

Real Estate Investment Trusts (REITS) — 8.6%
American Campus Communities, Inc.	28,792	1,231,434
Apartment Income REIT Corp. (a)	31,142	1,196,164
Brixmor Property Group, Inc.	62,024	1,026,497
Camden Property Trust	20,374	2,035,770
CoreSite Realty Corp.	8,947	1,120,880
Corporate Office Properties Trust	23,502	612,932

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cousins Properties, Inc.	31,080	$1,041,180
CyrusOne, Inc.	25,192	1,842,795
Douglas Emmett, Inc.	34,487	1,006,331
EastGroup Properties, Inc.	8,275	1,142,446
EPR Properties	15,610	507,325
First Industrial Realty Trust, Inc.	26,996	1,137,341
Healthcare Realty Trust, Inc.	28,463	842,505
Highwoods Properties, Inc.	21,738	861,477
Hudson Pacific Properties, Inc.	31,829	764,533
JBG SMITH Properties	23,278	727,903
Kilroy Realty Corp.	21,940	1,259,356
Lamar Advertising Co. Class A	18,081	1,504,701
Life Storage, Inc.	10,166	1,213,719
The Macerich Co. (b)	23,454	250,254
Medical Properties Trust, Inc.	112,130	2,443,313
National Retail Properties, Inc.	36,344	1,487,196
Omega Healthcare Investors, Inc.	47,489	1,724,800
Park Hotels & Resorts, Inc.	49,290	845,323
Pebblebrook Hotel Trust	27,440	515,872
Physicians Realty Trust	43,564	775,439
PotlatchDeltic Corp.	13,990	699,780
PS Business Parks, Inc.	4,198	557,788
Rayonier, Inc.	28,560	839,093
Rexford Industrial Realty, Inc.	27,305	1,340,949
Sabra Health Care REIT, Inc.	43,291	751,965
Service Properties Trust	34,483	396,210
Spirit Realty Capital, Inc.	23,901	960,103
STORE Capital Corp.	49,441	1,680,005
Urban Edge Properties	22,952	296,999
Weingarten Realty Investors	25,228	546,691
		37,187,069
Savings & Loans — 0.5%
New York Community Bancorp, Inc.	97,054	1,023,920
Sterling Bancorp	40,668	731,211
Washington Federal, Inc.	15,868	408,442
		2,163,573
		101,085,387
Industrial — 20.8%

Aerospace & Defense — 0.4%
Hexcel Corp.	17,476	847,411
Mercury Systems, Inc. (a)	11,716	1,031,711
		1,879,122
Building Materials — 2.6%
Builders FirstSource, Inc. (a)	42,837	1,748,178
Eagle Materials, Inc.	8,748	886,610
Lennox International, Inc.	7,289	1,996,967
Louisiana-Pacific Corp.	22,871	850,115
MDU Resources Group, Inc.	41,951	1,104,989
Owens Corning	22,643	1,715,434
Simpson Manufacturing Co., Inc.	9,084	848,900

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Trex Co., Inc. (a)	24,222	$2,027,866
		11,179,059
Electrical Components & Equipment — 2.1%
Acuity Brands, Inc.	7,706	933,120
Belden, Inc.	9,334	391,095
Energizer Holdings, Inc.	12,185	513,963
EnerSys	8,915	740,480
Generac Holdings, Inc. (a)	13,146	2,989,532
Littelfuse, Inc.	5,099	1,298,511
Universal Display Corp.	8,968	2,060,846
		8,927,547
Electronics — 3.7%
Arrow Electronics, Inc. (a)	15,806	1,537,924
Avnet, Inc.	20,701	726,812
Coherent, Inc. (a)	5,113	767,052
Hubbell, Inc.	11,346	1,778,939
II-VI, Inc. (a) (b)	21,699	1,648,256
Jabil, Inc.	28,158	1,197,560
National Instruments Corp.	27,457	1,206,461
nVent Electric PLC	35,591	828,914
SYNNEX Corp.	8,627	702,583
Trimble, Inc. (a)	52,337	3,494,541
Vishay Intertechnology, Inc.	27,663	572,901
Woodward, Inc.	12,217	1,484,732
		15,946,675
Engineering & Construction — 1.5%
AECOM (a)	31,540	1,570,061
Dycom Industries, Inc. (a)	6,676	504,172
EMCOR Group, Inc.	11,492	1,051,058
Fluor Corp.	26,183	418,142
KBR, Inc.	29,817	922,240
MasTec, Inc. (a)	11,744	800,706
TopBuild Corp. (a)	6,909	1,271,809
		6,538,188
Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	10,633	809,171
Stericycle, Inc. (a)	19,152	1,327,808
Tetra Tech, Inc.	11,250	1,302,525
		3,439,504
Hand & Machine Tools — 1.2%
Colfax Corp. (a)	21,064	805,487
Kennametal, Inc.	17,423	631,410
Lincoln Electric Holdings, Inc.	12,441	1,446,266
MSA Safety, Inc.	7,578	1,132,077
Regal Beloit Corp.	8,492	1,042,903
		5,058,143
Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	14,266	1,227,875

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Terex Corp.	14,518	$506,533
		1,734,408
Machinery – Diversified — 3.4%
AGCO Corp.	12,849	1,324,603
Cognex Corp.	36,533	2,933,052
Crane Co.	10,333	802,461
Curtiss-Wright Corp.	8,682	1,010,151
Graco, Inc.	35,050	2,535,868
The Middleby Corp. (a)	11,634	1,499,855
Nordson Corp.	11,291	2,268,926
The Toro Co.	22,446	2,128,779
		14,503,695
Metal Fabricate & Hardware — 0.5%
The Timken Co.	14,188	1,097,583
Valmont Industries, Inc.	4,446	777,739
Worthington Industries, Inc.	7,509	385,512
		2,260,834
Miscellaneous - Manufacturing — 1.6%
Axon Enterprise, Inc. (a)	13,295	1,629,036
Carlisle Cos., Inc.	11,167	1,744,062
Donaldson Co., Inc.	26,410	1,475,791
ITT, Inc.	18,075	1,392,137
Trinity Industries, Inc. (b)	17,675	466,443
		6,707,469
Packaging & Containers — 1.0%
AptarGroup, Inc.	13,540	1,853,491
Greif, Inc. Class A	5,533	259,387
O-I Glass, Inc.	32,881	391,284
Silgan Holdings, Inc.	16,426	609,076
Sonoco Products Co.	21,008	1,244,724
		4,357,962
Transportation — 1.5%
Kirby Corp. (a)	12,561	651,037
Knight-Swift Transportation Holdings, Inc.	26,291	1,099,490
Landstar System, Inc.	8,029	1,081,185
Ryder System, Inc.	11,274	696,282
Werner Enterprises, Inc.	12,161	476,954
XPO Logistics, Inc. (a) (b)	19,124	2,279,581
		6,284,529
Trucking & Leasing — 0.1%
GATX Corp.	7,323	609,127
		89,426,262
Technology — 8.5%

Computers — 1.8%
CACI International, Inc. Class A (a)	5,276	1,315,465
Lumentum Holdings, Inc. (a)	15,794	1,497,271

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MAXIMUS, Inc.	12,856	$940,931
NCR Corp. (a)	26,967	1,013,150
NetScout Systems, Inc. (a)	15,393	422,076
Perspecta, Inc.	28,623	689,242
Qualys, Inc. (a)	7,020	855,527
Science Applications International Corp.	12,180	1,152,715
		7,886,377
Semiconductors — 2.8%
Cirrus Logic, Inc. (a)	12,127	996,839
CMC Materials, Inc.	6,084	920,509
Cree, Inc. (a)	23,083	2,444,490
MKS Instruments, Inc.	11,535	1,735,441
Monolithic Power Systems, Inc.	8,868	3,247,728
Semtech Corp. (a)	13,599	980,352
Silicon Laboratories, Inc. (a)	9,169	1,167,580
Synaptics, Inc. (a)	7,222	696,201
		12,189,140
Software — 3.9%
ACI Worldwide, Inc. (a)	24,426	938,691
Blackbaud, Inc.	10,370	596,897
CDK Global, Inc.	25,458	1,319,488
Ceridian HCM Holding, Inc. (a)	27,210	2,899,498
CommVault Systems, Inc. (a)	9,860	545,948
Concentrix Corp. (a)	8,618	850,597
Fair Isaac Corp. (a)	6,087	3,110,700
j2 Global, Inc. (a)	8,966	875,889
Manhattan Associates, Inc. (a)	13,289	1,397,737
PTC, Inc. (a)	21,965	2,627,234
SailPoint Technologies Holding, Inc. (a)	19,018	1,012,518
Teradata Corp. (a) (b)	22,866	513,799
		16,688,996
		36,764,513
Utilities — 3.2%

Electric — 1.4%
ALLETE, Inc.	10,888	674,403
Black Hills Corp.	13,129	806,777
Hawaiian Electric Industries, Inc.	22,842	808,378
IDACORP, Inc.	10,558	1,013,885
NorthWestern Corp.	10,556	615,520
OGE Energy Corp.	41,847	1,333,245
PNM Resources, Inc.	16,665	808,753
		6,060,961
Gas — 1.3%
National Fuel Gas Co.	19,031	782,745
New Jersey Resources Corp.	20,113	715,017
ONE Gas, Inc.	11,109	852,838
Southwest Gas Holdings, Inc.	11,890	722,318
Spire, Inc.	10,800	691,632

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UGI Corp.	43,603	$1,524,361
		5,288,911
Water — 0.5%
Essential Utilities, Inc.	46,693	2,208,112
		13,557,984

TOTAL COMMON STOCK (Cost $338,951,188)		430,336,894

TOTAL EQUITIES (Cost $338,951,188)		430,336,894

Mutual Funds — 0.2%

Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	769,105	769,105

TOTAL MUTUAL FUNDS (Cost $769,105)		769,105

TOTAL LONG-TERM INVESTMENTS (Cost $339,720,293)		431,105,999

	Principal Amount
Short-Term Investments — 0.7%

Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$1,447,786	1,447,786

U.S. Treasury Bill — 0.4%
U.S. Treasury Bill
0.000% 1/28/21 (e)	1,930,000	1,929,926

TOTAL SHORT-TERM INVESTMENTS (Cost $3,377,626)		3,377,712

TOTAL INVESTMENTS — 101.0% (Cost $343,097,919) (f)		434,483,711

Other Assets/(Liabilities) — (1.0)%		(4,480,159)

NET ASSETS — 100.0%		$430,003,552

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $10,661,100 or 2.48% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $10,263,702 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Maturity value of $1,447,786. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,476,781.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Midcap 400 E Mini Index	3/19/21	13	$2,976,070	$18,480

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.0%

Common Stock — 98.0%
Basic Materials — 3.3%
Chemicals — 1.5%
AdvanSix, Inc. (a)	3,416	$68,286
AgroFresh Solutions, Inc. (a)	3,961	8,991
American Vanguard Corp.	3,603	55,919
Amyris, Inc. (a) (b)	13,465	83,146
Balchem Corp.	3,946	454,658
Codexis, Inc. (a) (b)	6,423	140,214
Ferro Corp. (a)	10,250	149,958
GCP Applied Technologies, Inc. (a)	6,129	144,951
H.B. Fuller Co.	6,225	322,953
Hawkins, Inc.	1,206	63,086
Ingevity Corp. (a)	5,054	382,739
Innospec, Inc.	3,038	275,638
Intrepid Potash, Inc. (a) (b)	1,233	29,777
Koppers Holdings, Inc. (a)	2,584	80,517
Kraton Corp. (a)	3,945	109,632
Kronos Worldwide, Inc.	2,829	42,180
Marrone Bio Innovations, Inc. (a)	9,001	11,251
Minerals Technologies, Inc.	4,216	261,898
Oil-Dri Corp. of America	651	22,186
Orion Engineered Carbons SA	7,192	123,271
PQ Group Holdings, Inc.	4,781	68,177
Quaker Chemical Corp. (b)	1,632	413,532
Rayonier Advanced Materials, Inc. (a)	7,705	50,237
Rogers Corp. (a)	2,266	351,887
Sensient Technologies Corp.	5,177	381,907
Stepan Co.	2,633	314,170
Tronox Holdings PLC Class A (a)	10,785	157,677
		4,568,838
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	2,048	77,312
Domtar Corp.	6,674	211,232
Glatfelter Corp.	5,496	90,025
Neenah, Inc.	2,107	116,559
Schweitzer-Mauduit International, Inc.	3,839	154,366
Verso Corp. Class A	3,935	47,299
		696,793
Iron & Steel — 0.6%
Allegheny Technologies, Inc. (a)	15,419	258,577
Carpenter Technology Corp.	5,870	170,934
Cleveland-Cliffs, Inc. (b)	48,344	703,889
Commercial Metals Co.	14,352	294,790
Schnitzer Steel Industries, Inc. Class A	3,209	102,399

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United States Steel Corp.	26,804	$449,503
		1,980,092
Mining — 1.0%
Alcoa Corp. (a)	22,923	528,375
Arconic Corp. (a)	12,184	363,083
Caledonia Mining Corp. PLC	1,464	23,248
Century Aluminum Co. (a)	6,316	69,666
Coeur Mining, Inc. (a)	29,536	305,698
Compass Minerals International, Inc.	4,244	261,940
Energy Fuels, Inc. (a) (b)	16,455	70,098
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	—
Fortitude Gold Corp. (a) (c) (d)	2,427	2,548
Gatos Silver, Inc. (a)	2,976	38,777
Gold Resource Corp.	8,493	24,715
Hecla Mining Co.	63,738	413,022
Kaiser Aluminum Corp.	1,897	187,613
Livent Corp. (a) (b)	17,935	337,895
Novagold Resources, Inc. (a)	28,996	280,391
United States Lime & Minerals, Inc.	252	28,728
Uranium Energy Corp. (a) (b)	24,194	42,582
		2,978,379
		10,224,102
Communications — 4.2%
Advertising — 0.1%
Boston Omaha Corp. Class A (a) (b)	1,629	45,042
Fluent, Inc. (a)	5,161	27,405
National CineMedia, Inc.	7,957	29,600
Quotient Technology, Inc. (a)	10,286	96,894
		198,941
Internet — 2.0%
1-800-Flowers.com, Inc. Class A (a) (b)	3,168	82,368
Boingo Wireless, Inc. (a)	5,537	70,431
Cargurus, Inc. (a)	10,724	340,272
CarParts.com, Inc. (a) (b)	4,310	53,401
Cars.com, Inc. (a)	8,481	95,835
ChannelAdvisor Corp. (a)	3,505	56,010
Cogent Communications Holdings, Inc.	5,144	307,971
Comscore, Inc. (a)	7,757	19,315
DHI Group, Inc. (a)	6,036	13,400
Endurance International Group Holdings, Inc. (a)	8,358	78,983
ePlus, Inc. (a)	1,673	147,140
Eventbrite, Inc. Class A (a) (b)	7,756	140,384
Everquote, Inc. Class A (a)	1,788	66,782
Groupon, Inc. (a)	2,762	104,942
HealthStream, Inc. (a)	3,182	69,495
Lands' End, Inc. (a)	1,486	32,053
Limelight Networks, Inc. (a)	14,715	58,713
Liquidity Services, Inc. (a)	3,475	55,287
Livexlive Media, Inc. (a) (b)	6,218	20,395
Magnite, Inc. (a) (b)	13,132	403,284
MediaAlpha, Inc. Class A (a)	1,354	52,901
Mimecast Ltd. (a)	6,979	396,686

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NIC, Inc.	7,937	$205,013
Overstock.com, Inc. (a)	5,197	249,300
Perficient, Inc. (a)	3,898	185,740
Q2 Holdings, Inc. (a) (b)	6,158	779,172
QuinStreet, Inc. (a)	5,757	123,430
Realreal, Inc. (a)	7,677	150,008
Shutterstock, Inc.	2,647	189,790
Stamps.com, Inc. (a)	2,081	408,271
Stitch Fix, Inc. Class A (a)	7,393	434,117
TechTarget, Inc. (a)	2,856	168,818
TrueCar, Inc. (a)	12,960	54,432
Tucows, Inc. Class A (a) (b)	1,176	86,895
Upwork, Inc. (a)	11,361	392,182
VirnetX Holding Corp. (b)	8,093	40,789
Yelp, Inc. (a)	8,925	291,580
Zix Corp. (a)	6,686	57,700
		6,483,285
Media — 0.6%
AMC Networks, Inc. Class A (a)	3,413	122,083
The E.W. Scripps Co. Class A	6,857	104,844
Entercom Communications Corp. Class A (b)	14,966	36,966
Entravision Communications Corp. Class A	7,537	20,727
Gannett Co., Inc. (a) (b)	17,004	57,133
Gray Television, Inc. (a)	10,706	191,530
Hemisphere Media Group, Inc. (a)	2,064	21,383
Houghton Mifflin Harcourt Co. (a)	13,409	44,652
iHeartMedia, Inc. Class A (a) (b)	7,585	98,453
Liberty Latin America Ltd. Class A (a)	5,699	63,430
Liberty Latin America Ltd. Class C (a)	18,613	206,418
Meredith Corp. (b)	4,959	95,213
MSG Networks, Inc. Class A (a) (b)	3,781	55,732
Saga Communications, Inc. Class A	453	10,881
Scholastic Corp.	3,639	90,975
Sinclair Broadcast Group, Inc. Class A (b)	5,268	167,786
TEGNA, Inc.	26,616	371,293
Tribune Publishing Co.	1,774	24,304
Value Line, Inc.	150	4,945
WideOpenWest, Inc. (a)	6,376	68,032
		1,856,780
Telecommunications — 1.5%
A10 Networks, Inc. (a)	7,546	74,404
Acacia Communications, Inc. (a)	4,710	343,642
ADTRAN, Inc.	5,953	87,926
Alaska Communications Systems Group, Inc.	6,407	23,642
Anterix, Inc. (a) (b)	1,330	50,008
ATN International, Inc.	1,393	58,172
CalAmp Corp. (a)	4,023	39,908
Calix, Inc. (a)	6,416	190,940
Cambium Networks Corp. (a)	720	18,058
Casa Systems, Inc. (a)	4,151	25,612
Cincinnati Bell, Inc. (a)	6,339	96,860
Clearfield, Inc. (a)	1,399	34,583
Consolidated Communications Holdings, Inc. (a)	8,993	43,976
DZS, Inc. (a)	1,489	23,035
Extreme Networks, Inc. (a)	14,855	102,351

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gogo, Inc. (a) (b)	6,951	$66,938
GTT Communications, Inc. (a) (b)	4,121	14,712
Harmonic, Inc. (a)	11,901	87,948
HC2 Holdings, Inc. (a)	6,990	22,787
IDT Corp. Class B (a)	2,495	30,838
Infinera Corp. (a) (b)	19,951	209,086
Inseego Corp. (a) (b)	8,667	134,078
InterDigital, Inc.	3,827	232,222
Iridium Communications, Inc. (a)	14,331	563,567
KVH Industries, Inc. (a)	2,188	24,834
Loral Space & Communications, Inc.	1,590	33,374
Maxar Technologies, Inc.	7,429	286,685
NeoPhotonics Corp. (a)	6,350	57,721
NETGEAR, Inc. (a)	3,779	153,541
Ooma, Inc. (a)	2,707	38,981
ORBCOMM, Inc. (a)	8,557	63,493
PCTEL, Inc.	2,396	15,742
Plantronics, Inc.	4,338	117,256
Powerfleet, Inc. (a)	3,664	27,224
Preformed Line Products Co.	380	26,007
Rackspace Technology, Inc. (a)	4,207	80,185
Resonant, Inc. (a) (b)	6,348	16,822
Ribbon Communications, Inc. (a)	8,462	55,511
Shenandoah Telecommunications Co.	5,811	251,326
Spok Holdings, Inc.	2,248	25,020
Viavi Solutions, Inc. (a)	27,706	414,897
Vonage Holdings Corp. (a)	28,487	366,770
		4,630,682
		13,169,688
Consumer, Cyclical — 14.1%
Airlines — 0.3%
Allegiant Travel Co.	1,626	307,704
Hawaiian Holdings, Inc.	5,725	101,332
Mesa Air Group, Inc. (a)	3,754	25,114
SkyWest, Inc.	5,931	239,079
Spirit Airlines, Inc. (a) (b)	11,939	291,909
		965,138
Apparel — 0.9%
Crocs, Inc. (a)	8,161	511,368
Deckers Outdoor Corp. (a)	3,432	984,229
Kontoor Brands, Inc. (a)	6,277	254,595
Lakeland Industries, Inc. (a)	941	25,642
Oxford Industries, Inc.	1,937	126,893
Rocky Brands, Inc.	871	24,449
Steven Madden Ltd.	9,992	352,917
Superior Group of Cos, Inc.	1,370	31,839
Unifi, Inc. (a)	1,766	31,329
Urban Outfitters, Inc. (a)	8,357	213,939
Weyco Group, Inc.	780	12,355
Wolverine World Wide, Inc.	9,750	304,688
		2,874,243

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.2%
Blue Bird Corp. (a)	1,973	$36,027
Navistar International Corp. (a)	6,116	268,859
REV Group, Inc.	3,523	31,038
Wabash National Corp.	6,603	113,770
Workhorse Group, Inc. (a) (b)	11,435	226,184
		675,878
Auto Parts & Equipment — 1.3%
Adient PLC (a)	10,745	373,604
American Axle & Manufacturing Holdings, Inc. (a)	14,207	118,486
Cooper Tire & Rubber Co.	6,240	252,720
Cooper-Standard Holding, Inc. (a)	1,955	67,780
Dana, Inc.	17,555	342,674
Dorman Products, Inc. (a)	3,245	281,731
Douglas Dynamics, Inc.	2,827	120,911
Fox Factory Holding Corp. (a)	5,067	535,632
Gentherm, Inc. (a)	4,052	264,271
Meritor, Inc. (a)	8,366	233,495
Methode Electronics, Inc.	4,543	173,906
Miller Industries, Inc.	1,401	53,266
Modine Manufacturing Co. (a)	6,215	78,060
Motorcar Parts of America, Inc. (a)	2,259	44,322
The Shyft Group, Inc. (b)	4,323	122,687
Standard Motor Products, Inc.	2,665	107,826
Telenav, Inc. (a)	4,324	20,323
Tenneco, Inc. Class A (a)	6,406	67,904
The The Goodyear Tire & Rubber Co.	28,017	305,665
Visteon Corp. (a)	3,385	424,885
XPEL, Inc. (a) (b)	2,095	108,018
		4,098,166
Distribution & Wholesale — 1.0%
A-Mark Precious Metals, Inc.	625	16,031
Avient Corp.	11,188	450,653
Core-Mark Holding Co., Inc.	5,613	164,854
EVI Industries, Inc. (a)	606	18,131
Fossil Group, Inc. (a)	5,846	50,685
G-III Apparel Group Ltd. (a)	5,422	128,718
H&E Equipment Services, Inc.	3,774	112,503
KAR Auction Services, Inc.	16,080	299,249
Resideo Technologies, Inc. (a)	17,241	366,544
ScanSource, Inc. (a)	3,087	81,435
SiteOne Landscape Supply, Inc. (a)	5,389	854,857
Systemax, Inc.	1,476	52,974
Titan Machinery, Inc. (a)	2,376	46,451
Veritiv Corp. (a)	1,646	34,220
VSE Corp.	1,137	43,763
WESCO International, Inc. (a)	6,002	471,157
		3,192,225
Entertainment — 2.2%
Accel Entertainment, Inc. (a)	6,315	63,781
AMC Entertainment Holdings, Inc. Class A (b)	9,698	20,560
Bally's Corp.	2,239	112,465
Caesars Entertainment, Inc. (a)	22,079	1,639,807

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Churchill Downs, Inc.	4,659	$907,527
Cinemark Holdings, Inc. (b)	13,005	226,417
Eros STX Global Corp. (a) (b)	20,358	37,052
Everi Holdings, Inc. (a)	10,149	140,158
GAN Ltd. (a) (b)	3,046	61,773
Golden Entertainment, Inc. (a)	2,084	41,451
IMAX Corp. (a)	5,857	105,543
International Game Technology PLC (b)	12,074	204,533
Liberty Media Corp-Liberty Braves Class A (a)	1,243	30,913
Liberty Media Corp-Liberty Braves Class C (a)	4,475	111,338
Marriott Vacations Worldwide Corp.	4,967	681,572
Monarch Casino & Resort, Inc. (a)	1,577	96,544
Penn National Gaming, Inc. (a)	19,107	1,650,272
RCI Hospitality Holdings, Inc.	1,081	42,635
Red Rock Resorts, Inc. Class A	7,989	200,044
Scientific Games Corp. Class A (a)	6,983	289,725
SeaWorld Entertainment, Inc. (a)	6,150	194,278
		6,858,388
Food Services — 0.1%
Healthcare Services Group, Inc.	9,106	255,879
Home Builders — 1.2%
Beazer Homes USA, Inc. (a)	3,551	53,798
Cavco Industries, Inc. (a)	1,136	199,311
Century Communities, Inc. (a)	3,486	152,617
Forestar Group, Inc. (a)	2,070	41,773
Green Brick Partners, Inc. (a)	2,980	68,421
Installed Building Products, Inc. (a)	2,784	283,773
KB Home	10,694	358,463
LCI Industries	2,987	387,354
LGI Homes, Inc. (a)	2,758	291,934
M.D.C. Holdings, Inc.	6,322	307,249
M/I Homes, Inc. (a)	3,322	147,131
Meritage Home Corp. (a)	4,518	374,181
Skyline Champion Corp. (a)	6,494	200,924
Taylor Morrison Home Corp. (a)	15,309	392,676
TRI Pointe Group, Inc. (a)	15,599	269,083
Winnebago Industries, Inc.	3,867	231,788
		3,760,476
Home Furnishing — 0.5%
Casper Sleep, Inc. (a) (b)	3,244	19,950
Daktronics, Inc.	4,604	21,547
Ethan Allen Interiors, Inc.	2,822	57,032
Hamilton Beach Brands Holding Co. Class A	917	16,057
Herman Miller, Inc.	7,191	243,056
Hooker Furniture Corp.	1,400	45,150
iRobot Corp. (a) (b)	3,432	275,555
The Lovesac Co. (a)	1,252	53,949
Purple Innovation, Inc. (a)	2,094	68,976
Sleep Number Corp. (a)	3,300	270,138
Sonos, Inc. (a)	9,843	230,228
Universal Electronics, Inc. (a)	1,555	81,575
VOXX International Corp. (a)	2,443	31,173
		1,414,386

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.1%
Lifetime Brands, Inc.	1,550	$23,560
Tupperware Brands Corp. (a)	5,973	193,465
		217,025
Leisure Time — 0.7%
Acushnet Holdings Corp.	4,311	174,768
Callaway Golf Co.	11,313	271,625
Camping World Holdings, Inc. Class A (b)	4,046	105,398
Clarus Corp.	3,063	47,170
Escalade, Inc.	1,327	28,093
Johnson Outdoors, Inc. Class A	652	73,435
Liberty TripAdvisor Holdings, Inc. Class A (a)	9,111	39,542
Lindblad Expeditions Holdings, Inc. (a) (b)	3,214	55,024
Malibu Boats, Inc. Class A (a)	2,467	154,039
Marine Products Corp.	925	13,450
MasterCraft Boat Holdings, Inc. (a)	2,133	52,984
Nautilus, Inc. (a) (b)	3,825	69,385
OneSpaWorld Holdings Ltd.	5,765	58,457
OneWater Marine, Inc. Class A (a)	1,076	31,301
Vista Outdoor, Inc. (a)	7,309	173,662
YETI Holdings, Inc. (a)	9,792	670,458
		2,018,791
Lodging — 0.3%
Bluegreen Vacations Corp. (b)	755	5,995
Bluegreen Vacations Holding Corp.	1,502	20,322
Boyd Gaming Corp.	9,929	426,153
Century Casinos, Inc. (a)	3,400	21,726
Hilton Grand Vacations, Inc. (a)	10,572	331,432
The Marcus Corp.	2,861	38,566
Target Hospitality Corp. (a) (b)	3,365	5,317
		849,511
Office Furnishings — 0.2%
CompX International, Inc.	230	3,273
HNI Corp.	5,269	181,570
Interface, Inc.	7,269	76,324
Kimball International, Inc. Class B	4,498	53,751
Knoll, Inc.	6,284	92,249
Steelcase, Inc. Class A	10,236	138,698
		545,865
Retail — 4.9%
Abercrombie & Fitch Co. Class A	7,834	159,500
Academy Sports & Outdoors, Inc. (a)	2,209	45,793
America's Car-Mart, Inc. (a)	796	87,433
American Eagle Outfitters, Inc.	18,363	368,545
Asbury Automotive Group, Inc. (a)	2,341	341,177
Aspen Aerogels, Inc. (a)	2,642	44,095
At Home Group, Inc. (a) (b)	6,607	102,144
Beacon Roofing Supply, Inc. (a)	6,779	272,448
Bed Bath & Beyond, Inc. (b)	15,453	274,445
Big Lots, Inc. (b)	4,773	204,905
Biglari Holdings, Inc. Class A (a)	7	4,095

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biglari Holdings, Inc. Class B (a)	119	$13,233
BJ's Restaurants, Inc.	2,637	101,498
BJ's Wholesale Club Holdings, Inc. (a)	16,785	625,745
Bloomin' Brands, Inc.	10,621	206,260
BMC Stock Holdings, Inc. (a)	8,228	441,679
Boot Barn Holdings, Inc. (a)	3,419	148,248
Brinker International, Inc.	5,473	309,608
The Buckle, Inc. (b)	3,438	100,390
Caleres, Inc.	4,599	71,974
Carrols Restaurant Group, Inc. (a)	4,462	28,021
The Cato Corp. Class A	2,729	26,171
The Cheesecake Factory, Inc.	5,085	188,450
Chico's FAS, Inc. (b)	15,527	24,688
The Children's Place, Inc. (b)	1,790	89,679
Chuy's Holdings, Inc. (a)	2,389	63,285
Citi Trends, Inc.	1,250	62,100
Conn's, Inc. (a)	2,221	25,963
The Container Store Group, Inc. (a) (b)	2,531	24,146
Cracker Barrel Old Country Store, Inc.	2,889	381,117
Dave & Buster's Entertainment, Inc. (b)	5,541	166,341
Del Taco Restaurants, Inc. (a)	3,482	31,547
Denny's Corp. (a)	7,776	114,152
Designer Brands, Inc. Class A	7,770	59,440
Dillard's, Inc. Class A (b)	909	57,312
Dine Brands Global, Inc.	1,870	108,460
Duluth Holdings, Inc. Class B (a) (b)	1,416	14,953
El Pollo Loco Holdings, Inc. (a)	2,296	41,558
Envela Corp. (a) (b)	1,130	5,876
Express, Inc. (a) (b)	8,879	8,080
Fiesta Restaurant Group, Inc. (a)	2,298	26,197
FirstCash, Inc.	4,962	347,538
Foundation Building Materials, Inc. (a)	2,458	47,218
Freshpet, Inc. (a)	4,739	672,891
Gaia, Inc. (a)	1,631	16,114
GameStop Corp. Class A (a) (b)	7,153	134,763
Genesco, Inc. (a)	1,773	53,350
GMS, Inc. (a)	4,953	150,967
Group 1 Automotive, Inc.	2,111	276,837
GrowGeneration Corp. (a)	4,479	180,145
Guess?, Inc. (b)	4,853	109,775
Haverty Furniture Cos., Inc.	1,987	54,980
Hibbett Sports, Inc. (a)	1,970	90,975
Jack in the Box, Inc.	2,755	255,664
Kura Sushi USA, Inc.Class A (a) (b)	377	7,351
La-Z-Boy, Inc.	5,351	213,184
Lithia Motors, Inc. Class A	3,185	932,154
Lumber Liquidators Holdings, Inc. (a)	3,524	108,328
Macy's, Inc. (b)	38,030	427,837
MarineMax, Inc. (a)	2,571	90,062
The Michaels Cos., Inc. (a) (b)	9,420	122,554
Movado Group, Inc.	2,018	33,539
National Vision Holdings, Inc. (a)	9,832	445,291
Noodles & Co. (a)	4,004	31,632
The ODP Corp.	6,309	184,854
OptimizeRx Corp. (a)	1,840	57,334
Papa John's International, Inc.	3,980	337,703
PC Connection, Inc.	1,372	64,882
PetMed Express, Inc. (b)	2,437	78,130

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PriceSmart, Inc.	2,754	$250,862
Red Robin Gourmet Burgers, Inc. (a)	1,974	37,960
Regis Corp. (a) (b)	3,004	27,607
RH (a)	1,932	864,609
Rite Aid Corp. (a) (b)	6,592	104,351
Rush Enterprises, Inc. Class A	5,051	209,212
Rush Enterprises, Inc. Class B	832	31,524
Ruth's Hospitality Group, Inc.	4,032	71,487
Sally Beauty Holdings, Inc. (a)	13,570	176,953
Shake Shack, Inc. Class A (a)	4,278	362,689
Shoe Carnival, Inc.	1,189	46,585
Signet Jewelers Ltd.	6,318	172,292
Sonic Automotive, Inc. Class A	2,873	110,812
Sportsman's Warehouse Holdings, Inc. (a)	5,442	95,507
Texas Roadhouse, Inc.	8,061	630,048
Tilly's, Inc. Class A	2,843	23,199
Vera Bradley, Inc. (a)	2,605	20,736
Waitr Holdings, Inc. (a) (b)	10,714	29,785
Wingstop, Inc.	3,625	480,494
Winmark Corp.	377	70,047
World Fuel Services Corp.	7,576	236,068
Zumiez, Inc. (a)	2,637	96,989
		15,146,619
Textiles — 0.2%
Albany International Corp. Class A	3,821	280,538
UniFirst Corp.	1,848	391,203
		671,741
Toys, Games & Hobbies — 0.0%
Funko, Inc. Class A (a) (b)	3,118	32,365
		43,576,696
Consumer, Non-cyclical — 25.9%
Agriculture — 0.6%
Alico, Inc.	637	19,760
The Andersons, Inc.	3,942	96,618
Cadiz, Inc. (a) (b)	2,479	26,401
Darling Ingredients, Inc. (a)	19,743	1,138,776
Fresh Del Monte Produce, Inc.	3,933	94,667
Greenlane Holdings, Inc. Class A (a) (b)	1,398	5,536
Limoneira Co. (b)	1,877	31,252
Mission Produce, Inc. (a)	880	13,244
Tejon Ranch Co. (a)	2,593	37,469
Turning Point Brands, Inc. (b)	1,499	66,796
Universal Corp.	3,046	148,066
Vector Group Ltd.	16,873	196,571
Vital Farms, Inc. (a)	1,312	33,207
		1,908,363
Beverages — 0.3%
Celsius Holdings, Inc. (a)	4,456	224,181
Coca-Cola Consolidated, Inc.	592	157,632
Farmer Brothers Co. (a)	1,834	8,565
MGP Ingredients, Inc.	1,621	76,284

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
National Beverage Corp. (b)	1,475	$125,228
NewAge, Inc. (a)	11,689	30,742
Primo Water Corp.	18,941	296,995
		919,627
Biotechnology — 9.9%
Abeona Therapeutics, Inc. (a)	7,838	12,306
ADMA Biologics, Inc. (a) (b)	7,589	14,799
Adverum Biotechnologies, Inc. (a)	11,039	119,663
Affimed NV (a)	10,583	61,593
Agenus, Inc. (a)	19,883	63,228
Akero Therapeutics, Inc. (a)	1,731	44,660
Akouos, Inc. (a)	1,838	36,448
Albireo Pharma, Inc. (a) (b)	2,071	77,683
Aligos Therapeutics, Inc. (a)	1,275	35,254
Allakos, Inc. (a) (b)	3,210	449,400
Allogene Therapeutics, Inc. (a)	6,755	170,496
ALX Oncology Holdings, Inc. (a)	1,271	109,560
Amicus Therapeutics, Inc. (a)	31,439	725,927
AnaptysBio, Inc. (a)	2,603	55,964
Anavex Life Sciences Corp. (a) (b)	6,724	36,310
ANI Pharmaceuticals, Inc. (a)	1,204	34,964
Annexon, Inc. (a)	1,973	49,384
Apellis Pharmaceuticals, Inc. (a)	7,319	418,647
Applied Genetic Technologies Corp. (a)	3,416	13,971
Applied Molecular Transport, Inc. (a)	1,588	48,863
Applied Therapeutics, Inc. (a) (b)	1,744	38,385
Aprea Therapeutics, Inc. (a) (b)	929	4,571
Aptinyx, Inc. (a)	4,094	14,165
Aravive, Inc. (a)	1,525	8,601
Arcturus Therapeutics Holdings, Inc. (a) (b)	2,684	116,432
Arcus Biosciences, Inc. (a) (b)	5,038	130,786
Arcutis Biotherapeutics, Inc. (a)	2,625	73,841
Ardelyx, Inc. (a)	9,020	58,359
Arena Pharmaceuticals, Inc. (a)	7,112	546,415
Arrowhead Pharmaceuticals, Inc. (a)	12,296	943,472
Assembly Biosciences, Inc. (a)	3,724	22,530
Atara Biotherapeutics, Inc. (a)	9,181	180,223
Atea Pharmaceuticals, Inc. (a)	1,835	76,666
Athersys, Inc. (a) (b)	22,206	38,860
Athira Pharma, Inc. (a)	1,622	55,553
Atreca, Inc. Class A (a) (b)	3,678	59,400
AVEO Pharmaceuticals, Inc. (a)	2,576	14,864
Avid Bioservices, Inc. (a)	6,879	79,384
Avidity Biosciences, Inc. (a)	2,073	52,903
Avrobio, Inc. (a) (b)	3,790	52,833
Axsome Therapeutics, Inc. (a) (b)	3,372	274,717
Aziyo Biologics, Inc. Class A (a)	264	3,598
Beam Therapeutics, Inc. (a) (b)	4,878	398,240
BioCryst Pharmaceuticals, Inc. (a) (b)	21,319	158,827
Biodesix, Inc. (a)	371	7,479
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,876	503,632
Black Diamond Therapeutics, Inc. (a) (b)	2,211	70,863
Blueprint Medicines Corp. (a)	6,779	760,265
BrainStorm Cell Therapeutics, Inc. (a) (b)	3,504	15,856
Bridgebio Pharma, Inc. (a) (b)	8,908	633,448
C4 Therapeutics, Inc. (a)	1,349	44,692
Cabaletta Bio, Inc. (a) (b)	1,564	19,519

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Calithera Biosciences, Inc. (a)	8,408	$41,283
Cara Therapeutics, Inc. (a) (b)	5,043	76,301
CASI Pharmaceuticals, Inc. (a)	8,562	25,258
Catabasis Pharmaceuticals, Inc. (a) (b)	2,640	5,650
CEL-SCI Corp. (a) (b)	4,092	47,713
Centogene NV (a)	1,149	12,386
Cerecor, Inc. (a)	4,672	12,334
Champions Oncology, Inc. (a)	863	9,312
Checkmate Pharmaceuticals, Inc. (a)	676	9,863
ChemoCentryx, Inc. (a)	6,048	374,492
Chinook Therapeutics, Inc. (a)	1,699	26,946
ChromaDex Corp. (a)	5,230	25,104
Codiak Biosciences, Inc. (a)	697	22,513
Cohbar, Inc. (a) (b)	3,580	4,797
Constellation Pharmaceuticals, Inc. (a)	3,867	111,370
ContraFect Corp. (a) (b)	2,921	14,751
Cortexyme, Inc. (a) (b)	1,995	55,421
Crinetics Pharmaceuticals, Inc. (a)	3,239	45,702
Cue Biopharma, Inc. (a)	3,549	44,398
Cymabay Therapeutics, Inc. (a)	8,388	48,147
CytomX Therapeutics, Inc. (a)	5,592	36,628
Deciphera Pharmaceuticals, Inc. (a)	4,642	264,919
Denali Therapeutics, Inc. (a)	7,701	645,036
Dermtech, Inc. (a) (b)	1,044	33,867
Dicerna Pharmaceuticals, Inc. (a)	7,899	174,015
Dynavax Technologies Corp. (a) (b)	12,295	54,713
Dyne Therapeutics, Inc. (a)	1,796	37,716
Editas Medicine, Inc. (a) (b)	7,689	539,076
Eiger BioPharmaceuticals, Inc. (a)	3,736	45,915
Emergent BioSolutions, Inc. (a)	5,525	495,040
Enochian Biosciences, Inc. (a) (b)	1,957	5,773
Enzo Biochem, Inc. (a) (b)	5,758	14,510
Epizyme, Inc. (a)	11,045	119,949
Esperion Therapeutics, Inc. (a) (b)	3,249	84,474
Evelo Biosciences, Inc. (a) (b)	2,578	31,168
Evolus, Inc. (a) (b)	2,933	9,855
Exagen, Inc. (a)	632	8,342
Exicure, Inc. (a)	7,723	13,670
Fate Therapeutics, Inc. (a)	8,774	797,820
FibroGen, Inc. (a) (b)	10,247	380,061
Five Prime Therapeutics, Inc. (a)	3,642	61,950
Forma Therapeutics Holdings, Inc. (a)	2,178	76,012
Frequency Therapeutics, Inc. (a)	3,005	105,956
Galera Therapeutics, Inc. (a)	921	9,422
Generation Bio Co., (a) (b)	1,564	44,339
Genprex, Inc. (a) (b)	3,710	15,396
Geron Corp. (a) (b)	35,565	56,548
GlycoMimetics, Inc. (a)	4,792	18,018
Gossamer Bio, Inc. (a) (b)	7,093	68,589
Halozyme Therapeutics, Inc. (a)	16,256	694,294
Harvard Bioscience, Inc. (a)	4,981	21,368
Homology Medicines, Inc. (a)	4,342	49,021
iBio, Inc. (a) (b)	22,615	23,746
IGM Biosciences, Inc. (a) (b)	900	79,461
Immunic, Inc. (a)	584	8,929
ImmunoGen, Inc. (a)	22,284	143,732
Immunome, Inc. (a)	251	2,430
Immunovant, Inc. (a)	4,576	211,365

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Inhibrx, Inc. (a)	1,029	$33,926
Innoviva, Inc. (a)	7,403	91,723
Inovio Pharmaceuticals, Inc. (a) (b)	19,137	169,362
Inozyme Pharma, Inc. (a)	1,047	21,610
Insmed, Inc. (a)	12,362	411,531
Intercept Pharmaceuticals, Inc. (a)	3,221	79,559
Intra-Cellular Therapies, Inc. (a)	8,073	256,721
iTeos Therapeutics, Inc. (a)	1,397	47,247
IVERIC bio, Inc. (a)	9,958	68,810
Kaleido Biosciences, Inc. (a) (b)	1,453	13,222
Karuna Therapeutics, Inc. (a) (b)	1,919	194,951
Karyopharm Therapeutics, Inc. (a)	8,458	130,930
Keros Therapeutics, Inc. (a)	1,613	113,781
Kezar Life Sciences, Inc. (a)	3,555	18,557
Kindred Biosciences, Inc. (a)	4,467	19,253
Kiniksa Pharmaceuticals Ltd. Class A (a)	3,383	59,778
Kodiak Sciences, Inc. (a)	3,947	579,854
Kronos Bio, Inc. (a)	1,850	55,259
Krystal Biotech, Inc. (a)	1,692	101,520
Kymera Therapeutics, Inc. (a)	1,207	74,834
Lexicon Pharmaceuticals, Inc. (a) (b)	5,351	18,300
Ligand Pharmaceuticals, Inc. (a) (b)	1,790	178,015
Liquidia Corp. (a) (b)	3,680	10,856
LogicBio Therapeutics, Inc. (a)	2,053	15,664
Lyra Therapeutics, Inc. (a)	773	8,812
MacroGenics, Inc. (a)	6,619	151,310
Magenta Therapeutics, Inc. (a)	2,703	21,192
Marker Therapeutics, Inc. (a) (b)	4,330	6,278
MEI Pharma, Inc. (a)	13,886	36,659
MeiraGTx Holdings PLC (a)	2,677	40,530
Mersana Therapeutics, Inc. (a)	6,449	171,608
Metacrine, Inc. (a)	819	6,437
Mirati Therapeutics, Inc. (a)	5,239	1,150,694
Molecular Templates, Inc. (a) (b)	3,397	31,898
Mustang Bio, Inc. (a) (b)	6,313	23,895
Myriad Genetics, Inc. (a)	8,598	170,025
NantKwest, Inc. (a)	3,851	51,334
NeoGenomics, Inc. (a)	12,832	690,875
NextCure, Inc. (a) (b)	1,613	17,582
NGM Biopharmaceuticals, Inc. (a) (b)	2,826	85,614
Nkarta, Inc. (a)	1,951	119,928
Novavax, Inc. (a) (b)	7,550	841,900
Nurix Therapeutics, Inc. (a)	1,444	47,479
Omeros Corp. (a) (b)	7,395	105,638
Oncocyte Corp. (a) (b)	7,675	18,343
Oncorus, Inc. (a)	836	27,028
Organogenesis Holdings, Inc. (a)	2,892	21,777
Orgenesis, Inc. (a)	2,322	10,449
Osmotica Pharmaceuticals PLC (a) (b)	1,749	7,206
Ovid Therapeutics, Inc. (a) (b)	5,560	12,844
Oyster Point Pharma, Inc. (a) (b)	805	15,150
Pacific Biosciences of California, Inc. (a) (b)	21,647	561,523
Pandion Therapeutics, Inc. (a)	885	13,142
Phathom Pharmaceuticals, Inc. (a) (b)	1,372	45,578
Pieris Pharmaceuticals, Inc. (a)	6,493	16,232
Pliant Therapeutics, Inc. (a) (b)	1,336	30,354
Poseida Therapeutics, Inc. (a)	1,611	17,673
Praxis Precision Medicines, Inc. (a)	1,397	76,863

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Precigen, Inc. (a) (b)	7,768	$79,234
Precision BioSciences, Inc. (a)	5,847	48,764
Prelude Therapeutics, Inc. (a)	1,164	83,284
Prevail Therapeutics, Inc. (a)	1,777	40,995
Protara Therapeutics, Inc. (a)	482	11,669
Prothena Corp. PLC (a)	3,708	44,533
Provention Bio, Inc. (a) (b)	5,950	100,793
PTC Therapeutics, Inc. (a)	7,507	458,152
Puma Biotechnology, Inc. (a)	3,811	39,101
Radius Health, Inc. (a)	5,679	101,427
RAPT Therapeutics, Inc. (a) (b)	1,407	27,788
REGENXBIO, Inc. (a)	4,219	191,374
Relay Therapeutics, Inc. (a)	4,037	167,778
Replimune Group, Inc. (a)	2,941	112,199
REVOLUTION Medicines, Inc. (a)	4,690	185,677
Rigel Pharmaceuticals, Inc. (a)	21,102	73,857
Rocket Pharmaceuticals, Inc. (a)	4,245	232,796
Rubius Therapeutics, Inc. (a) (b)	4,519	34,299
Sangamo Therapeutics, Inc. (a)	14,002	218,501
Satsuma Pharmaceuticals, Inc. (a) (b)	1,297	5,979
Savara, Inc. (a)	6,793	7,812
Scholar Rock Holding Corp. (a)	3,082	149,569
Selecta Biosciences, Inc. (a)	8,739	26,479
Shattuck Labs, Inc. (a)	1,658	86,896
Solid Biosciences, Inc. (a) (b)	3,335	25,279
Sorrento Therapeutics, Inc. (a) (b)	30,405	207,514
SpringWorks Therapeutics, Inc. (a)	2,928	212,339
Spruce Biosciences, Inc. (a)	876	21,296
SQZ Biotechnologies Co. (a)	560	16,229
Stoke Therapeutics, Inc. (a) (b)	1,559	96,549
Strongbridge Biopharma PLC (a)	5,295	12,867
Sutro Biopharma, Inc. (a) (b)	3,505	76,094
Syndax Pharmaceuticals, Inc. (a)	3,298	73,348
Tarsus Pharmaceuticals, Inc. (a)	777	32,113
Taysha Gene Therapies, Inc. (a)	1,091	28,955
TCR2 Therapeutics, Inc. (a)	3,171	98,079
Tela Bio, Inc. (a) (b)	889	13,371
TG Therapeutics, Inc. (a)	14,112	734,106
Theravance Biopharma, Inc. (a) (b)	5,552	98,659
Translate Bio, Inc. (a)	8,270	152,416
TransMedics Group, Inc. (a) (b)	2,879	57,292
Travere Therapeutics, Inc. (a)	6,066	165,329
Turning Point Therapeutics, Inc. (a)	4,567	556,489
Twist Bioscience Corp. (a)	4,004	565,725
Tyme Technologies, Inc. (a) (b)	9,595	11,706
Ultragenyx Pharmaceutical, Inc. (a)	7,666	1,061,204
UNITY Biotechnology, Inc. (a) (b)	4,462	23,381
Vaxart, Inc. (a) (b)	6,638	37,903
VBI Vaccines, Inc. (a) (b)	22,133	60,866
Veracyte, Inc. (a)	6,982	341,699
Verastem, Inc. (a)	21,553	45,908
Vericel Corp. (a)	5,470	168,914
Veru, Inc. (a) (b)	6,707	58,016
Viela Bio, Inc. (a) (b)	2,737	98,450
Viking Therapeutics, Inc. (a) (b)	8,195	46,138
Vir Biotechnology, Inc. (a) (b)	6,527	174,793
VolitionRX Ltd. (a) (b)	3,440	13,382
VYNE Therapeutics, Inc. (a) (b)	18,606	29,397

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WaVe Life Sciences Ltd. (a)	4,142	$32,598
X4 Pharmaceuticals, Inc. (a)	1,988	12,783
XBiotech, Inc. (a) (b)	1,859	29,093
Xencor, Inc. (a)	6,702	292,408
XOMA Corp. (a) (b)	748	33,009
Y-mAbs Therapeutics, Inc. (a)	3,694	182,890
Zentalis Pharmaceuticals, Inc. (a)	3,488	181,167
ZIOPHARM Oncology, Inc. (a) (b)	25,932	65,349
		30,728,535
Commercial Services — 4.0%
The Aaron's Co., Inc. (a)	4,214	79,897
ABM Industries, Inc.	8,125	307,450
Acacia Research Corp. (a)	6,131	24,156
Adtalem Global Education, Inc. (a)	6,247	212,086
Alarm.com Holdings, Inc. (a)	5,828	602,907
Alta Equipment Group, Inc. (a)	2,216	21,894
American Public Education, Inc. (a)	1,838	56,022
AMN Healthcare Services, Inc. (a)	5,703	389,230
Arlo Technologies, Inc. (a)	9,861	76,817
ASGN, Inc. (a)	6,227	520,141
Aspen Group, Inc. /CO (a)	2,745	30,552
Avis Budget Group, Inc. (a)	6,417	239,354
Barrett Business Services, Inc.	945	64,458
BG Staffing, Inc.	1,096	14,785
BrightView Holdings, Inc. (a)	5,091	76,976
The Brink's Co.	6,017	433,224
CAI International, Inc.	2,026	63,292
Cardtronics PLC Class A (a)	4,368	154,190
Carriage Services, Inc.	2,004	62,765
Cass Information Systems, Inc.	1,776	69,104
CBIZ, Inc. (a)	6,398	170,251
Cimpress PLC (a) (b)	2,159	189,431
Collectors Universe, Inc.	1,141	86,031
Corvel Corp. (a)	1,085	115,010
CRA International, Inc.	965	49,147
Cross Country Healthcare, Inc. (a)	4,413	39,143
Deluxe Corp.	5,166	150,847
Emerald Holding, Inc.	3,131	16,970
Ennis, Inc.	3,231	57,673
EVERTEC, Inc.	7,267	285,738
Evo Payments, Inc. Class A (a)	5,195	140,317
Forrester Research, Inc. (a)	1,377	57,696
Franchise Group, Inc.	2,666	81,180
Franklin Covey Co. (a)	1,576	35,098
Genasys, Inc. (a)	4,281	27,912
GP Strategies Corp. (a)	1,673	19,842
Green Dot Corp. Class A (a)	6,304	351,763
GreenSky, Inc. Class A (a)	7,831	36,258
The Hackett Group, Inc.	3,115	44,825
HealthEquity, Inc. (a)	9,225	643,075
Heidrick & Struggles International, Inc.	2,389	70,189
Herc Holdings, Inc. (a)	2,914	193,519
HMS Holdings Corp. (a)	10,750	395,063
Huron Consulting Group, Inc. (a)	2,805	165,355
ICF International, Inc.	2,251	167,317
Information Services Group, Inc. (a)	4,635	15,203
Insperity, Inc.	4,391	357,515

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kelly Services, Inc. Class A	4,213	$86,661
Kforce, Inc.	2,488	104,720
Korn Ferry	6,768	294,408
Laureate Education, Inc. Class A (a)	12,925	188,188
Liveramp Holdings, Inc. (a)	7,854	574,834
Medifast, Inc.	1,380	270,949
MoneyGram International, Inc. (a)	7,932	43,348
Monro, Inc.	4,084	217,677
National Research Corp. Class A	1,682	71,906
Nesco Holdings, Inc. (a) (b)	1,646	12,131
Perdoceo Education Corp. (a)	8,135	102,745
PFSweb, Inc. (a)	2,046	13,770
Priority Technology Holdings, Inc. (a)	994	6,998
Progyny, Inc. (a)	3,310	140,311
Quad/Graphics, Inc.	3,987	15,230
R1 RCM, Inc. (a)	13,486	323,934
Rent-A-Center, Inc.	6,013	230,238
Repay Holdings Corp. (a)	7,386	201,269
Resources Connection, Inc.	3,847	48,357
ServiceSource International, Inc. (a)	10,790	18,990
ShotSpotter, Inc. (a)	998	37,625
SP Plus Corp. (a)	2,865	82,598
Strategic Education, Inc.	2,923	278,650
Stride, Inc. (a)	5,130	108,910
Team, Inc. (a)	3,827	41,714
Textainer Group Holdings Ltd. (a)	5,929	113,718
TriNet Group, Inc. (a)	5,057	407,594
Triton International Ltd.	7,344	356,257
TrueBlue, Inc. (a)	4,396	82,161
Universal Technical Institute, Inc. (a)	3,749	24,219
Vectrus, Inc. (a)	1,439	71,547
Viad Corp.	2,557	92,487
Vivint Smart Home, Inc. (a)	9,504	197,208
Willdan Group, Inc. (a) (b)	1,281	53,418
WW International, Inc. (a)	5,677	138,519
		12,514,957
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.	6,605	228,401
elf Beauty, Inc. (a)	5,569	140,283
Inter Parfums, Inc.	2,233	135,074
Revlon, Inc. Class A (a)	815	9,682
		513,440
Foods — 1.2%
B&G Foods, Inc. (b)	7,936	220,065
BellRing Brands, Inc. Class A (a)	4,916	119,508
Bridgford Foods Corp. (a)	245	4,464
Cal-Maine Foods, Inc. (a)	4,419	165,889
Calavo Growers, Inc.	1,952	135,527
The Chefs' Warehouse, Inc. (a)	3,555	91,328
HF Foods Group, Inc. (a)	4,242	31,900
Hostess Brands, Inc. (a)	15,040	220,186
Ingles Markets, Inc. Class A	1,769	75,466
J&J Snack Foods Corp.	1,819	282,618
John B Sanfilippo & Son, Inc.	1,087	85,721
Laird Superfood, Inc. (a)	384	18,171

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lancaster Colony Corp.	2,337	$429,377
Landec Corp. (a)	3,078	33,396
Nathan's Famous, Inc.	358	19,769
Natural Grocers by Vitamin Cottage, Inc.	1,217	16,722
Performance Food Group Co. (a)	16,044	763,855
Sanderson Farms, Inc.	2,455	324,551
Seneca Foods Corp. Class A (a)	844	33,676
The Simply Good Foods Co. (a)	10,381	325,548
SpartanNash Co.	4,518	78,658
Tootsie Roll Industries, Inc. (b)	1,982	58,865
United Natural Foods, Inc. (a)	6,920	110,512
Village Super Market, Inc. Class A (b)	1,109	24,465
Weis Markets, Inc.	1,193	57,037
		3,727,274
Health Care – Products — 4.4%
Accelerate Diagnostics, Inc. (a) (b)	4,023	30,494
Accuray, Inc. (a)	11,157	46,525
Acutus Medical, Inc. (a)	1,282	36,934
Alpha Pro Tech Ltd. (a) (b)	1,491	16,625
Alphatec Holdings, Inc. (a)	6,962	101,088
AngioDynamics, Inc. (a)	4,470	68,525
Apyx Medical Corp. (a)	4,296	30,931
Aspira Women's Health, Inc. (a) (b)	9,899	66,422
AtriCure, Inc. (a)	5,312	295,719
Atrion Corp.	177	113,676
Avanos Medical, Inc. (a)	5,775	264,957
AxoGen, Inc. (a)	4,261	76,272
Axonics Modulation Technologies, Inc. (a) (b)	3,666	183,007
Bellerophon Therapeutics, Inc. (a)	503	3,355
BioLife Solutions, Inc. (a)	1,753	69,927
BioSig Technologies, Inc. (a) (b)	3,102	12,098
BioTelemetry, Inc. (a)	4,076	293,798
Cantel Medical Corp.	4,638	365,753
Cardiovascular Systems, Inc. (a)	4,862	212,761
CareDx, Inc. (a)	5,846	423,543
Castle Biosciences, Inc. (a)	1,489	99,986
Cerus Corp. (a)	19,680	136,186
Chembio Diagnostics, Inc. (a) (b)	2,519	11,965
Co-Diagnostics, Inc. (a) (b)	3,403	31,648
CONMED Corp.	3,313	371,056
CryoLife, Inc. (a)	4,643	109,621
Cutera, Inc. (a)	2,206	53,187
CytoSorbents Corp. (a) (b)	5,103	40,671
Eargo, Inc. (a)	1,010	45,268
Electromed, Inc. (a)	906	8,888
FONAR Corp. (a)	805	13,975
GenMark Diagnostics, Inc. (a)	8,396	122,582
Glaukos Corp. (a)	5,200	391,352
Hanger, Inc. (a)	4,541	99,857
Inari Medical, Inc. (a)	957	83,537
InfuSystem Holdings, Inc. (a)	1,799	33,785
Inogen, Inc. (a)	2,297	102,630
Inspire Medical Systems, Inc. (a)	3,205	602,828
Integer Holdings Corp. (a)	3,977	322,893
Intersect ENT, Inc. (a)	3,853	88,234
Invacare Corp.	4,324	38,700
iRadimed Corp. (a)	721	16,439

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
iRhythm Technologies, Inc. (a)	3,539	$839,486
Lantheus Holdings, Inc. (a)	7,882	106,328
LeMaitre Vascular, Inc.	2,092	84,726
LivaNova PLC (a)	5,971	395,340
Luminex Corp.	5,172	119,577
Meridian Bioscience, Inc. (a)	5,361	100,197
Merit Medical Systems, Inc. (a)	6,598	366,255
Milestone Scientific, Inc. (a)	6,054	12,834
Misonix, Inc. (a)	1,440	18,000
NanoString Technologies, Inc. (a)	5,390	360,483
Natera, Inc. (a)	9,265	922,053
Natus Medical, Inc. (a)	4,169	83,547
Nemaura Medical, Inc. (a) (b)	983	3,706
Neogen Corp. (a)	6,460	512,278
Nevro Corp. (a) (b)	4,158	719,750
NuVasive, Inc. (a)	6,244	351,724
Nymox Pharmaceutical Corp. (a) (b)	5,061	12,551
Omnicell, Inc. (a)	5,206	624,824
OraSure Technologies, Inc. (a)	9,001	95,276
Orthofix Medical, Inc. (a)	2,323	99,843
OrthoPediatrics Corp. (a) (b)	1,629	67,196
Patterson Cos., Inc.	10,359	306,937
PAVmed, Inc. (a) (b)	5,247	11,124
Pulmonx Corp. (a)	1,375	94,902
Pulse Biosciences, Inc. (a) (b)	1,709	40,777
Quanterix Corp. (a)	2,625	122,062
Quotient Ltd. (a) (b)	9,156	47,703
Repro-Med Systems, Inc. (a)	3,270	19,685
Retractable Technologies, Inc. (a) (b)	1,727	18,548
SeaSpine Holdings Corp. (a)	3,339	58,266
Shockwave Medical, Inc. (a) (b)	3,462	359,079
Sientra, Inc. (a)	5,962	23,192
Silk Road Medical, Inc. (a)	3,378	212,746
Soleno Therapeutics, Inc. (a)	7,093	13,689
Soliton, Inc. (a)	779	5,983
STAAR Surgical Co. (a)	5,605	444,028
Stereotaxis, Inc. (a) (b)	5,434	27,659
Surgalign Holdings, Inc. (a)	7,419	16,248
Surmodics, Inc. (a)	1,639	71,329
Tactile Systems Technology, Inc. (a)	2,309	103,766
Utah Medical Products, Inc.	409	34,479
Varex Imaging Corp. (a)	4,819	80,381
Venus Concept, Inc. (a)	2,696	4,664
ViewRay, Inc. (a) (b)	13,741	52,491
Zynex, Inc. (a)	2,390	32,169
		13,635,579
Health Care – Services — 1.9%
Accolade, Inc. (a)	1,661	72,254
Addus HomeCare Corp. (a)	1,786	209,123
American Renal Associates Holdings, Inc. (a)	1,742	19,946
Avalon GloboCare Corp. (a) (b)	1,488	1,667
Brookdale Senior Living, Inc. (a)	22,571	99,990
Cellular Biomedicine Group, Inc. (a)	1,592	29,261
Community Health Systems, Inc. (a)	10,769	80,014
Dyadic International, Inc. (a)	2,504	13,472
The Ensign Group, Inc.	6,319	460,781
Five Star Senior Living, Inc. (a)	2,425	16,733

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fulgent Genetics, Inc. (a) (b)	1,717	$89,456
Invitae Corp. (a) (b)	14,129	590,733
The Joint Corp. (a)	1,643	43,145
LHC Group, Inc. (a)	3,723	794,190
Magellan Health, Inc. (a)	2,885	238,993
MEDNAX, Inc. (a)	8,949	219,608
Medpace Holdings, Inc. (a)	3,380	470,496
National HealthCare Corp.	1,468	97,490
Ontrak, Inc. (a)	976	60,307
OPKO Health, Inc. (a) (b)	48,406	191,204
The Pennant Group, Inc. (a)	3,096	179,754
Personalis, Inc. (a)	2,894	105,949
Progenity, Inc. (a)	463	2,459
The Providence Service Corp. (a)	1,464	202,954
RadNet, Inc. (a)	5,357	104,836
Select Medical Holdings Corp. (a)	13,193	364,918
SI-BONE, Inc. (a)	3,546	106,025
Surgery Partners, Inc. (a)	2,803	81,315
Tenet Healthcare Corp. (a)	12,794	510,864
Tivity Health, Inc. (a)	5,472	107,196
Triple-S Management Corp. Class B (a)	2,776	59,268
U.S. Physical Therapy, Inc.	1,531	184,103
Vapotherm, Inc. (a) (b)	2,436	65,431
Viemed Healthcare, Inc. (a)	4,461	34,617
		5,908,552
Household Products & Wares — 0.5%
Acco Brands Corp.	11,557	97,657
Central Garden & Pet Co. (a)	1,188	45,869
Central Garden & Pet Co. Class A (a)	4,923	178,852
Helen of Troy Ltd. (a)	3,099	688,567
Quanex Building Products Corp.	4,111	91,141
WD-40 Co.	1,671	443,951
		1,546,037
Pharmaceuticals — 2.9%
89bio, Inc. (a)	1,049	25,564
AcelRx Pharmaceuticals, Inc. (a) (b)	9,296	11,527
AdaptHealth Corp. (a)	3,008	112,980
Aeglea BioTherapeutics, Inc. (a)	5,604	44,103
Aerie Pharmaceuticals, Inc. (a)	4,190	56,607
Agile Therapeutics, Inc. (a) (b)	8,266	23,723
Akebia Therapeutics, Inc. (a)	18,082	50,630
Alector, Inc. (a) (b)	5,820	88,057
Allovir, Inc. (a)	2,254	86,644
Amneal Pharmaceuticals, Inc. (a) (b)	12,511	57,175
Amphastar Pharmaceuticals, Inc. (a)	4,520	90,897
Anika Therapeutics, Inc. (a)	1,719	77,802
Antares Pharma, Inc. (a)	19,128	76,321
Aquestive Therapeutics, Inc. (a) (b)	2,508	13,418
Arvinas, Inc. (a)	4,223	358,659
Athenex, Inc. (a)	8,705	96,277
Avenue Therapeutics, Inc. (a) (b)	975	5,801
Axcella Health, Inc. (a) (b)	2,034	10,556
Aytu BioScience, Inc. (a) (b)	335	2,003
Beyond Air, Inc. (a) (b)	1,913	10,082
Beyondspring, Inc. (a)	1,776	21,667

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BioDelivery Sciences International, Inc. (a)	10,823	$45,457
Bioxcel Therapeutics, Inc. (a)	1,604	74,105
Calyxt, Inc. (a)	1,512	6,381
Cassava Sciences, Inc. (a) (b)	4,122	28,112
Catalyst Biosciences, Inc. (a)	2,840	17,920
Catalyst Pharmaceuticals, Inc. (a) (b)	12,084	40,361
Checkpoint Therapeutics, Inc. (a) (b)	5,979	15,844
Chiasma, Inc. (a)	6,460	28,101
Chimerix, Inc. (a)	6,072	29,328
Cidara Therapeutics, Inc. (a)	4,889	9,778
Clovis Oncology, Inc. (a) (b)	10,022	48,106
Coherus Biosciences, Inc. (a) (b)	7,290	126,700
Collegium Pharmaceutical, Inc. (a)	3,977	79,659
Concert Pharmaceuticals, Inc. (a)	3,663	46,300
Corbus Pharmaceuticals Holdings, Inc. (a)	9,394	11,743
Corcept Therapeutics, Inc. (a)	11,886	310,938
CorMedix, Inc. (a) (b)	4,041	30,025
Covetrus, Inc. (a)	14,209	408,367
Cyclerion Therapeutics, Inc. (a)	2,205	6,747
Cytokinetics, Inc. (a)	8,036	166,988
Durect Corp. (a) (b)	23,380	48,397
Eagle Pharmaceuticals, Inc. (a)	1,305	60,774
Eidos Therapeutics, Inc. (a) (b)	1,332	175,265
Eloxx Pharmaceuticals, Inc. (a) (b)	3,544	14,105
Enanta Pharmaceuticals, Inc. (a)	2,227	93,757
Endo International PLC (a)	27,443	197,041
Eton Pharmaceuticals, Inc. (a) (b)	2,073	16,853
Evofem Biosciences, Inc. (a) (b)	9,886	23,825
Fennec Pharmaceuticals, Inc. (a)	2,858	21,292
Flexion Therapeutics, Inc. (a)	5,318	61,370
Foghorn Therapeutics, Inc. (a)	907	18,385
Fortress Biotech, Inc. (a) (b)	8,497	26,935
Fulcrum Therapeutics, Inc. (a) (b)	1,792	20,984
G1 Therapeutics, Inc. (a) (b)	4,011	72,158
Galectin Therapeutics, Inc. (a) (b)	4,271	9,567
Graybug Vision, Inc. (a)	822	23,854
Gritstone Oncology, Inc. (a)	3,855	15,189
Harmony Biosciences Holdings, Inc. (a) (b)	779	28,161
Harpoon Therapeutics, Inc. (a) (b)	1,412	23,453
Harrow Health, Inc. (a)	2,778	19,057
Heron Therapeutics, Inc. (a)	10,564	223,587
Heska Corp. (a) (b)	870	126,715
Hookipa Pharma, Inc. (a) (b)	1,633	18,110
Ideaya Biosciences, Inc. (a)	2,049	28,686
IMARA, Inc. (a) (b)	965	21,278
Intellia Therapeutics, Inc. (a)	6,124	333,146
Ironwood Pharmaceuticals, Inc. (a)	19,170	218,346
Jounce Therapeutics, Inc. (a)	2,294	16,058
Kadmon Holdings, Inc. (a)	21,553	89,445
Kala Pharmaceuticals, Inc. (a) (b)	4,888	33,141
KalVista Pharmaceuticals, Inc. (a)	1,837	34,885
Kura Oncology, Inc. (a)	7,470	243,970
La Jolla Pharmaceutical Co. (a) (b)	2,386	9,258
Lannett Co., Inc. (a) (b)	4,281	27,912
Lifevantage Corp. (a)	1,764	16,440
Madrigal Pharmaceuticals, Inc. (a) (b)	1,079	119,952
MannKind Corp. (a)	26,233	82,109
Marinus Pharmaceuticals, Inc. (a) (b)	3,088	37,674

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MediciNova, Inc. (a) (b)	5,284	$27,794
Minerva Neurosciences, Inc. (a) (b)	4,765	11,150
Mirum Pharmaceuticals, Inc. (a) (b)	617	10,773
Morphic Holding, Inc. (a)	1,739	58,343
Nature's Sunshine Products, Inc. (a)	1,097	16,400
Neoleukin Therapeutics, Inc. (a)	3,705	52,241
Neubase Therapeutics, Inc. (a) (b)	2,239	15,651
NeuroBo Pharmaceuticals, Inc. (a)	627	3,292
Ocular Therapeutix, Inc. (a)	8,300	171,810
Odonate Therapeutics, Inc. (a)	1,978	37,978
Optinose, Inc. (a) (b)	4,516	18,696
Option Care Health, Inc. (a)	5,480	85,707
ORIC Pharmaceuticals, Inc. (a) (b)	2,735	92,580
Owens & Minor, Inc.	9,037	244,451
Pacira BioSciences, Inc. (a)	5,158	308,655
Paratek Pharmaceuticals, Inc. (a) (b)	5,600	35,056
Passage Bio, Inc. (a) (b)	3,154	80,648
PetIQ, Inc. (a) (b)	2,674	102,815
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,190	7,358
Phibro Animal Health Corp. Class A	2,466	47,890
PMV Pharmaceuticals, Inc. (a)	1,730	106,412
Prestige Consumer Healthcare, Inc. (a)	6,037	210,510
Protagonist Therapeutics, Inc. (a)	3,859	77,797
Recro Pharma, Inc. (a)	2,781	7,926
Relmada Therapeutics, Inc. (a) (b)	1,873	60,067
Revance Therapeutics, Inc. (a)	7,626	216,121
Rhythm Pharmaceuticals, Inc. (a)	4,023	119,604
Rockwell Medical, Inc. (a)	7,880	7,959
scPharmaceuticals, Inc. (a)	786	4,158
Seres Therapeutics, Inc. (a) (b)	6,666	163,317
SIGA Technologies, Inc. (a)	6,546	47,589
Spectrum Pharmaceuticals, Inc. (a)	18,046	61,537
Spero Therapeutics, Inc. (a) (b)	2,585	50,123
Supernus Pharmaceuticals, Inc. (a)	5,842	146,985
Syros Pharmaceuticals, Inc. (a)	5,252	56,984
TherapeuticsMD, Inc. (a) (b)	31,847	38,535
Tricida, Inc. (a)	3,636	25,634
UroGen Pharma Ltd. (a) (b)	2,479	44,672
USANA Health Sciences, Inc. (a)	1,456	112,258
Vanda Pharmaceuticals, Inc. (a)	6,717	88,261
Vaxcyte, Inc. (a)	2,287	60,766
Verrica Pharmaceuticals, Inc. (a) (b)	1,630	18,761
Voyager Therapeutics, Inc. (a)	3,048	21,793
vTv Therapeutics, Inc. Class A (a) (b)	1,420	2,641
Xeris Pharmaceuticals, Inc. (a)	5,898	29,018
Zogenix, Inc. (a)	6,880	137,531
		8,848,834
		80,251,198
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Professional Holding Corp. Class A (a)	1,427	22,019

Energy — 3.3%
Coal — 0.1%
Arch Resources, Inc.	1,878	82,200

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CONSOL Energy, Inc. (a)	3,670	$26,461
NACCO Industries, Inc. Class A	457	12,019
Peabody Energy Corp. (a) (b)	8,118	19,564
SunCoke Energy, Inc.	10,553	45,905
Warrior Met Coal, Inc.	6,512	138,836
		324,985
Energy – Alternate Sources — 1.5%
Clean Energy Fuels Corp. (a)	15,578	122,443
FuelCell Energy, Inc. (a) (b)	35,203	393,217
FutureFuel Corp.	3,256	41,351
Green Plains, Inc. (a)	4,356	57,369
Maxeon Solar Technologies Ltd. (a) (b)	1,228	34,838
Plug Power, Inc. (a)	45,938	1,557,758
Renewable Energy Group, Inc. (a)	4,673	330,942
REX American Resources Corp. (a)	689	50,621
Sunnova Energy International, Inc. (a)	6,481	292,488
SunPower Corp. (a) (b)	9,514	243,939
Sunrun, Inc. (a)	18,442	1,279,506
TPI Composites, Inc. (a)	3,739	197,344
		4,601,816
Oil & Gas — 1.1%
Adams Resources & Energy, Inc.	248	5,977
Antero Resources Corp. (a) (b)	30,481	166,122
Berry Corp.	8,641	31,799
Bonanza Creek Energy, Inc. (a)	2,258	43,647
Brigham Minerals, Inc. Class A	5,312	58,379
CNX Resources Corp. (a)	27,120	292,896
Comstock Resources, Inc. (a)	3,262	14,255
Contango Oil & Gas Co. (a) (b)	10,668	24,430
CVR Energy, Inc. (b)	3,649	54,370
Delek US Holdings, Inc.	7,841	126,005
Earthstone Energy, Inc. Class A (a)	2,874	15,318
Evolution Petroleum Corp.	3,884	11,069
Falcon Minerals Corp.	4,933	15,539
Goodrich Petroleum Corp. (a)	1,099	11,089
Kosmos Energy Ltd.	47,947	112,675
Magnolia Oil & Gas Corp. Class A (a)	15,180	107,171
Matador Resources Co. (a)	13,688	165,077
Murphy USA, Inc.	3,299	431,740
Nabors Industries Ltd.	878	51,126
Ovintiv, Inc.	31,925	458,443
Par Pacific Holdings, Inc. (a)	4,991	69,774
Patterson-UTI Energy, Inc.	21,688	114,079
PBF Energy, Inc. Class A	11,837	84,043
PDC Energy, Inc. (a)	12,004	246,442
Penn Virginia Corp. (a) (b)	1,667	16,920
PrimeEnergy Corp. (a)	71	3,065
Range Resources Corp.	25,914	173,624
SM Energy Co.	14,150	86,598
Southwestern Energy Co. (a) (b)	78,841	234,946
Talos Energy, Inc. (a) (b)	1,613	13,291
Tellurian, Inc. (a) (b)	21,343	27,319
Transocean Ltd. (a) (b)	70,689	163,292
Trecora Resources (a)	3,060	21,389
W&T Offshore, Inc. (a) (b)	10,870	23,588

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Whiting Petroleum Corp. (a)	171	$4,275
		3,479,772
Oil & Gas Services — 0.6%
Archrock, Inc.	16,242	140,656
ChampionX Corp. (a)	22,669	346,836
DMC Global, Inc.	1,787	77,288
Dril-Quip, Inc. (a)	4,375	129,587
Exterran Corp. (a)	3,224	14,250
Frank's International NV (a)	19,531	53,515
Helix Energy Solutions Group, Inc. (a) (b)	17,983	75,529
Liberty Oilfield Services, Inc. Class A	9,085	93,666
Matrix Service Co. (a)	3,365	37,082
MRC Global, Inc. (a)	9,569	63,442
National Energy Services Reunited Corp. (a) (b)	2,677	26,583
Newpark Resources, Inc. (a)	11,508	22,095
NexTier Oilfield Solutions, Inc. (a)	20,298	69,825
NOW, Inc. (a)	13,678	98,208
Oceaneering International, Inc. (a)	12,388	98,485
Oil States International, Inc. (a)	6,487	32,565
ProPetro Holding Corp. (a)	10,060	74,343
RPC, Inc. (a)	7,290	22,964
Select Energy Services, Inc. Class A (a)	6,822	27,970
Solaris Oilfield Infrastructure, Inc. Class A	3,607	29,361
Thermon Group Holdings, Inc. (a)	4,186	65,427
US Silica Holdings, Inc.	9,302	65,300
		1,664,977
Pipelines — 0.0%
NextDecade Corp. (a)	2,652	5,543
		10,077,093
Financial — 20.9%

Banks — 7.5%
The The Bank of Princeton	688	16,106
1st Constitution Bancorp	1,091	17,314
1st Source Corp.	2,003	80,721
ACNB Corp.	1,105	27,625
Alerus Financial Corp.	1,881	51,483
Allegiance Bancshares, Inc.	2,320	79,182
Altabancorp	1,994	55,672
Amalgamated Bank Class A	1,724	23,688
American National Bankshares, Inc.	1,262	33,077
Ameris Bancorp	8,244	313,849
Ames National Corp.	891	21,402
Arrow Financial Corp.	1,675	50,099
Atlantic Capital Bancshares, Inc. (a)	2,606	41,488
Atlantic Union Bankshares Corp.	9,416	310,163
Auburn National Bancorp, Inc.	316	13,174
BancFirst Corp.	2,352	138,062
The Bancorp, Inc. (a)	6,109	83,388
BancorpSouth Bank	11,976	328,621
Bank First Corp. (b)	792	51,337
Bank of Commerce Holdings	1,959	19,394
Bank of Marin Bancorp	1,685	57,863
The Bank of NT Butterfield & Son Ltd.	5,996	186,835

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bank7 Corp.	415	$5,893
BankUnited, Inc.	11,160	388,145
Bankwell Financial Group, Inc.	801	15,660
Banner Corp.	4,289	199,825
Bar Harbor Bankshares (b)	1,827	41,272
Baycom Corp. (a) (b)	1,438	21,814
BCB Bancorp, Inc.	1,784	19,749
Bogota Financial Corp. (a)	846	7,538
Bridge Bancorp, Inc. (b)	2,020	48,844
Bridgewater Bancshares, Inc. (a)	2,275	28,415
Bryn Mawr Bank Corp.	2,400	73,428
Business First Bancshares, Inc. (b)	2,367	48,192
Byline Bancorp, Inc.	2,991	46,211
C&F Financial Corp.	449	16,662
Cadence BanCorp	14,906	244,757
California Bancorp, Inc. (a)	903	14,051
Cambridge Bancorp	802	55,939
Camden National Corp.	1,819	65,084
Capital Bancorp, Inc. /MD (a)	1,042	14,515
Capital City Bank Group, Inc.	1,605	39,451
Capstar Financial Holdings, Inc.	1,873	27,627
Carter Bankshares, Inc.	2,820	30,230
Cathay General Bancorp	9,165	295,021
CB Financial Services, Inc.	590	11,806
CBTX, Inc.	2,206	56,275
Central Pacific Financial Corp.	3,432	65,242
Central Valley Community Bancorp	1,388	20,667
Century Bancorp, Inc. Class A	358	27,695
Chemung Financial Corp.	443	15,040
ChoiceOne Financial Services, Inc.	945	29,115
CIT Group, Inc.	12,071	433,349
Citizens & Northern Corp.	1,661	32,954
Citizens Holding Co.	638	13,366
City Holding Co.	1,913	133,049
Civista Bancshares, Inc.	1,998	35,025
CNB Financial Corp.	1,771	37,705
Coastal Financial Corp. (a)	1,135	23,835
Codorus Valley Bancorp, Inc.	1,222	20,725
Colony Bankcorp, Inc.	619	9,068
Columbia Banking System, Inc.	8,671	311,289
Community Bank System, Inc.	6,441	401,339
The Community Financial Corp.	668	17,689
Community Trust Bancorp, Inc.	1,962	72,692
ConnectOne Bancorp, Inc.	4,607	91,173
County Bancorp, Inc.	595	13,138
CrossFirst Bankshares, Inc. (a)	5,866	63,059
Customers Bancorp, Inc. (a)	3,531	64,194
CVB Financial Corp.	15,650	305,175
Eagle Bancorp, Inc.	3,811	157,394
Eastern Bankshares, Inc. (a)	20,093	327,717
Enterprise Bancorp, Inc.	1,150	29,382
Enterprise Financial Services Corp.	3,009	105,165
Equity Bancshares, Inc. Class A (a)	1,692	36,530
Esquire Financial Holdings, Inc. (a)	865	16,599
Evans Bancorp, Inc.	633	17,433
Farmers & Merchants Bancorp, Inc. /Archbold OH	1,298	29,854
Farmers National Banc Corp.	3,272	43,419
FB Financial Corp.	3,927	136,385

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity D&D Bancorp, Inc. (b)	507	$32,631
Financial Institutions, Inc.	1,901	42,772
First BanCorp	25,887	238,678
First Bancorp	3,330	112,654
First Bancorp, Inc.	1,305	33,147
The First Bancshares, Inc.	2,557	78,960
First Bank	2,046	19,191
First Busey Corp.	5,963	128,503
First Business Financial Services, Inc.	1,050	19,331
First Choice Bancorp	1,305	24,129
First Commonwealth Financial Corp.	11,284	123,447
First Community Bancshares, Inc.	2,180	47,044
First Community Corp.	864	14,679
First Financial Bancorp	12,001	210,378
First Financial Bankshares, Inc.	15,807	571,818
First Financial Corp.	1,626	63,170
First Foundation, Inc.	4,603	92,060
First Guaranty Bancshares, Inc.	425	7,552
First Internet Bancorp	1,169	33,597
First Interstate BancSystem, Inc. Class A	4,854	197,898
First Merchants Corp.	6,691	250,310
First Mid Bancshares, Inc.	1,847	62,170
First Midwest Bancorp, Inc.	14,091	224,329
First Northwest Bancorp	1,042	16,255
The First of Long Island Corp.	2,834	50,587
First United Corp.	907	14,059
Flagstar Bancorp, Inc.	5,836	237,875
FNCB Bancorp, Inc.	2,257	14,445
Franklin Financial Services Corp.	519	14,029
Fulton Financial Corp.	19,105	243,016
FVCBankcorp, Inc. (a)	1,468	21,580
German American Bancorp Inc.	3,081	101,950
Glacier Bancorp, Inc.	11,707	538,639
Great Southern Bancorp, Inc.	1,309	64,010
Great Western Bancorp, Inc.	6,556	137,020
Guaranty Bancshares, Inc.	907	27,165
Hancock Whitney Corp.	10,440	355,169
Hanmi Financial Corp.	3,795	43,035
HarborOne Bancorp, Inc. (a)	6,469	70,253
Hawthorn Bancshares, Inc.	780	17,082
HBT Financial, Inc.	1,184	17,938
Heartland Financial USA, Inc.	4,290	173,187
Heritage Commerce Corp.	7,038	62,427
Heritage Financial Corp.	4,561	106,682
Hilltop Holdings, Inc.	8,970	246,765
Home BancShares, Inc.	18,523	360,828
HomeStreet, Inc.	2,644	89,235
Hope Bancorp, Inc.	13,965	152,358
Horizon Bancorp, Inc.	5,307	84,169
Howard Bancorp, Inc. (a)	1,637	19,333
Independent Bank Corp.	3,973	290,188
Independent Bank Corp. of Michigan	2,615	48,299
Independent Bank Group, Inc.	4,473	279,652
International Bancshares Corp.	6,421	240,402
Investar Holding Corp.	1,278	21,138
Kearny Financial Corp.	10,012	105,727
Lakeland Bancorp, Inc.	6,040	76,708
Lakeland Financial Corp.	2,943	157,686

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Landmark Bancorp, Inc.	463	$10,580
LCNB Corp. (b)	1,505	22,108
Level One Bancorp, Inc.	627	12,684
Limestone Bancorp, Inc. (a)	596	7,486
Live Oak Bancshares, Inc.	3,522	167,154
Luther Burbank Corp.	2,325	22,785
Macatawa Bank Corp.	3,327	27,847
Mackinac Financial Corp.	976	12,454
MainStreet Bancshares, Inc. (a)	870	14,712
Mercantile Bank Corp.	1,966	53,416
Merchants Bancorp	1,025	28,321
Meridian Corp.	649	13,499
Meta Financial Group, Inc.	3,995	146,057
Metrocity Bankshares, Inc. (b)	2,231	32,171
Metropolitan Bank Holding Corp. (a)	816	29,596
Mid Penn Bancorp, Inc.	845	18,506
Middlefield Banc Corp.	735	16,538
Midland States Bancorp, Inc.	2,634	47,070
MidWestOne Financial Group, Inc.	1,722	42,189
MVB Financial Corp.	1,252	28,395
National Bank Holdings Corp. Class A	3,695	121,048
National Bankshares, Inc.	813	25,455
NBT Bancorp, Inc.	5,335	171,253
Nicolet Bankshares, Inc. (a)	1,115	73,980
Northeast Bank (a)	971	21,867
Northrim BanCorp, Inc.	803	27,262
Norwood Financial Corp.	747	19,549
Oak Valley Bancorp (b)	893	14,842
OFG Bancorp	5,946	110,239
Ohio Valley Banc Corp.	586	13,830
Old National Bancorp	19,828	328,352
Old Second Bancorp, Inc.	3,413	34,471
OP Bancorp	1,429	11,003
Origin Bancorp, Inc.	2,718	75,479
Orrstown Financial Services, Inc.	1,370	22,674
Park National Corp.	1,721	180,722
Parke Bancorp, Inc.	1,313	20,483
Partners Bancorp (b)	985	6,403
PCB Bancorp	1,536	15,529
PCSB Financial Corp.	1,767	28,166
Peapack Gladstone Financial Corp.	2,272	51,711
Penns Woods Bancorp, Inc.	876	22,785
Peoples Bancorp of North Carolina, Inc.	586	13,490
Peoples Bancorp, Inc.	2,270	61,494
Peoples Financial Services Corp.	841	30,915
Pioneer Bancorp, Inc. (a)	1,493	15,781
Plumas Bancorp	631	14,829
Ponce de Leon Federal Bank (a)	876	9,207
Preferred Bank	1,706	86,102
Premier Financial Bancorp, Inc.	1,687	22,420
Premier Financial Corp.	4,339	99,797
Provident Bancorp, Inc. (b)	2,035	24,420
QCR Holdings, Inc.	1,826	72,291
RBB Bancorp	2,042	31,406
Red River Bancshares, Inc. (b)	606	30,027
Reliant Bancorp, Inc.	1,936	36,048
Renasant Corp.	6,782	228,418
Republic Bancorp, Inc. Class A	1,188	42,851

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Republic First Bancorp, Inc. (a)	5,271	$15,022
Richmond Mutual BanCorp, Inc.	1,523	20,804
S&T Bancorp, Inc.	4,548	112,972
Salisbury Bancorp, Inc.	342	12,746
Sandy Spring Bancorp, Inc.	5,659	182,163
SB Financial Group, Inc.	900	16,452
Seacoast Banking Corp. of Florida (a)	6,411	188,804
Select Bancorp, Inc. (a)	1,858	17,595
ServisFirst Bancshares, Inc.	6,085	245,165
Shore Bancshares, Inc.	1,420	20,732
Sierra Bancorp	1,709	40,879
Silvergate Capital Corp. Class A (a)	1,978	146,985
Simmons First National Corp. Class A	13,053	281,814
SmartFinancial, Inc.	1,665	30,203
South Plains Financial, Inc.	1,326	25,128
South State Corp.	8,571	619,683
Southern First Bancshares, Inc. (a)	934	33,017
Southern National Bancorp of Virginia, Inc.	2,453	29,706
Southside Bancshares, Inc.	3,730	115,742
Spirit of Texas Bancshares, Inc.	1,689	28,375
Standard AVB Financial Corp.	480	15,643
Sterling Bancorp, Inc.	1,865	8,467
Stock Yards Bancorp, Inc.	2,563	103,750
Summit Financial Group, Inc.	1,448	31,972
Texas Capital Bancshares, Inc. (a)	6,166	366,877
Tompkins Financial Corp.	1,807	127,574
Towne Bank	8,268	194,133
TriCo Bancshares	3,107	109,615
TriState Capital Holdings, Inc. (a)	3,445	59,943
Triumph Bancorp, Inc. (a)	2,843	138,028
TrustCo Bank Corp NY	11,852	79,053
Trustmark Corp.	7,856	214,547
UMB Financial Corp.	5,282	364,405
United Bankshares, Inc.	15,104	489,370
United Community Banks, Inc.	9,727	276,636
United Security Bancshares/Fresno CA	1,615	11,386
Unity Bancorp, Inc.	929	16,304
Univest Corp. of Pennsylvania	3,555	73,162
Valley National Bancorp	48,381	471,715
Veritex Holdings, Inc.	5,850	150,111
Walker & Dunlop, Inc.	3,446	317,101
Washington Trust Bancorp, Inc.	2,163	96,902
WesBanco, Inc.	8,104	242,796
West BanCorp, Inc.	1,904	36,747
Westamerica Bancorp.	3,117	172,339
Western New England Bancorp, Inc.	2,841	19,574
		23,423,051
Diversified Financial Services — 2.5%
Altisource Portfolio Solutions SA (a)	576	7,419
Amerant Bancorp, Inc. (a)	2,804	42,621
Arlington Asset Investment Corp. Class A	4,261	16,107
Artisan Partners Asset Management, Inc. Class A	6,742	339,392
Assetmark Financial Holdings, Inc. (a)	2,026	49,029
Associated Capital Group, Inc. Class A	217	7,621
Atlanticus Holdings Corp. (a)	655	16,133
B. Riley Financial, Inc.	2,385	105,465
BGC Partners, Inc. Class A	38,821	155,284

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blucora, Inc. (a)	5,605	$89,175
Boston Private Financial Holdings, Inc.	10,153	85,793
Brightsphere Investment Group, Inc.	7,717	148,784
Cohen & Steers, Inc.	2,980	221,414
Columbia Financial, Inc. (a)	5,975	92,971
Cowen, Inc. Class A	3,230	83,948
Curo Group Holdings Corp.	2,298	32,930
Diamond Hill Investment Group, Inc.	378	56,424
Encore Capital Group, Inc. (a)	3,927	152,957
Enova International, Inc. (a)	4,236	104,926
EZCORP, Inc. Class A (a)	5,840	27,974
Federal Agricultural Mortgage Corp. Class C	1,144	84,942
Federated Hermes, Inc.	11,574	334,373
First Western Financial, Inc. (a)	829	16,223
Focus Financial Partners, Inc. Class A (a)	3,885	168,997
GAMCO Investors, Inc. Class A	603	10,697
Greenhill & Co., Inc.	1,840	22,338
Hamilton Lane, Inc. Class A	3,890	303,614
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,997	570,680
Houlihan Lokey, Inc.	6,401	430,339
I3 Verticals, Inc. Class A (a)	2,341	77,721
International Money Express, Inc. (a)	3,611	56,043
LendingClub Corp. (a)	8,744	92,337
Marlin Business Services Corp.	1,103	13,501
MMA Capital Holdings, Inc. (a)	604	14,858
Moelis & Co. Class A	6,409	299,685
Mr Cooper Group, Inc. (a)	9,202	285,538
Navient Corp.	22,841	224,299
Nelnet, Inc. Class A	2,169	154,519
Oportun Financial Corp. (a)	2,532	49,045
Oppenheimer Holdings, Inc. Class A	1,163	36,553
Paysign, Inc. (a)	3,781	17,544
PennyMac Financial Services, Inc.	5,206	341,618
Piper Sandler Cos.	2,090	210,881
PJT Partners, Inc. Class A	2,885	217,096
PRA Group, Inc. (a)	5,466	216,781
PROG Holdings, Inc.	8,210	442,273
Pzena Investment Management, Inc. Class A	1,998	14,585
Regional Management Corp.	1,086	32,428
Sculptor Capital Management, Inc.	2,383	36,222
Siebert Financial Corp. (a)	1,489	6,254
Silvercrest Asset Management Group, Inc. Class A	1,138	15,807
Stifel Financial Corp.	12,298	620,557
Stonex Group, Inc. (a)	2,068	119,737
SWK Holdings Corp. (a)	519	7,468
Virtus Investment Partners, Inc.	914	198,338
Waddell & Reed Financial, Inc. Class A	7,703	196,195
Westwood Holdings Group, Inc.	819	11,875
WisdomTree Investments, Inc.	17,551	93,898
World Acceptance Corp. (a) (b)	550	56,221
		7,938,447
Insurance — 2.5%
Ambac Financial Group, Inc. (a)	5,671	87,220
American Equity Investment Life Holding Co.	11,075	306,334
AMERISAFE, Inc.	2,401	137,889
Argo Group International Holdings Ltd.	3,994	174,538
BRP Group, Inc. Class A (a)	5,132	153,806

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citizens, Inc. (a) (b)	6,334	$36,294
CNO Financial Group, Inc.	16,802	373,508
Crawford & Co. Class A	2,122	15,682
Donegal Group, Inc. Class A	1,383	19,459
eHealth, Inc. (a)	3,147	222,210
Employers Holdings, Inc.	3,384	108,931
Enstar Group Ltd. (a)	1,497	306,720
Essent Group Ltd.	13,508	583,546
FBL Financial Group, Inc. Class A	1,209	63,485
Fednat Holding Co.	1,547	9,158
Genworth Financial, Inc. Class A (a)	61,572	232,742
Goosehead Insurance, Inc. Class A	1,639	204,482
Greenlight Capital Re Ltd. Class A (a)	3,136	22,924
GWG Holdings, Inc. (a)	411	2,873
HCI Group, Inc.	758	39,643
Heritage Insurance Holdings, Inc.	3,062	31,018
Horace Mann Educators Corp.	4,972	209,023
Independence Holding Co.	578	23,698
Investors Title Co.	160	24,480
James River Group Holdings Ltd.	3,696	181,658
Kinsale Capital Group, Inc.	2,593	518,937
MBIA, Inc. (a)	6,230	40,993
National General Holdings Corp.	8,345	285,232
National Western Life Group, Inc. Class A	320	66,061
NI Holdings, Inc. (a)	1,160	19,047
NMI Holdings, Inc. Class A (a)	9,990	226,273
Palomar Holdings, Inc. (a)	2,475	219,879
ProAssurance Corp.	6,736	119,833
ProSight Global, Inc. (a)	1,201	15,409
Protective Insurance Corp. Class B	1,101	15,095
Radian Group, Inc.	23,369	473,222
RLI Corp.	4,860	506,169
Safety Insurance Group, Inc.	1,794	139,753
Security National Financial Corp. Class A (a)	1,168	9,753
Selective Insurance Group, Inc.	7,239	484,868
Selectquote, Inc. (a) (b)	3,923	81,402
State Auto Financial Corp.	2,162	38,354
Stewart Information Services Corp.	3,268	158,040
Third Point Reinsurance Ltd. (a)	9,378	89,279
Tiptree, Inc.	3,091	15,517
Trean Insurance Group, Inc. (a)	1,537	20,135
Trupanion, Inc. (a)	3,691	441,850
United Fire Group, Inc.	2,624	65,862
United Insurance Holdings Corp.	2,724	15,581
Universal Insurance Holdings, Inc.	3,416	51,616
Vericity, Inc. (a)	272	2,723
Watford Holdings Ltd. (a)	2,161	74,771
		7,766,975
Investment Companies — 0.2%
Cannae Holdings, Inc. (a)	10,555	467,270
Grid Dynamics Holdings, Inc. (a)	3,423	43,130
Rafael Holdings, Inc. Class B (a)	1,155	26,935
StepStone Group, Inc. Class A (a)	2,459	97,868
		635,203

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.0%
Safeguard Scientifics, Inc. (a)	2,307	$14,719

Real Estate — 0.9%
Alexander & Baldwin, Inc.	8,881	152,576
American Realty Investors, Inc. (a) (b)	159	1,733
Cushman & Wakefield PLC (a) (b)	13,424	199,078
eXp World Holdings, Inc. (a)	3,044	192,137
Fathom Holdings, Inc. (a)	597	21,516
FRP Holdings, Inc. (a)	802	36,531
Griffin Industrial Realty, Inc.	404	25,250
Kennedy-Wilson Holdings, Inc.	15,043	269,119
Legacy Housing Corp. (a)	1,078	16,289
Marcus & Millichap, Inc. (a)	2,941	109,493
Maui Land & Pineapple Co., Inc. (a)	786	9,063
McGrath RentCorp	2,886	193,651
Newmark Group, Inc. Class A	18,161	132,394
RE/MAX Holdings, Inc. Class A	2,292	83,268
Realogy Holdings Corp. (a)	13,949	183,011
Redfin Corp. (a)	12,226	839,070
The RMR Group, Inc. Class A	1,911	73,803
The St. Joe Co. (b)	3,990	169,375
Stratus Properties, Inc. (a)	653	16,651
Transcontinental Realty Investors, Inc. (a)	198	4,774
		2,728,782
Real Estate Investment Trusts (REITS) — 6.3%
Acadia Realty Trust	10,070	142,893
Agree Realty Corp.	6,639	442,025
Alexander's, Inc.	269	74,607
Alpine Income Property Trust, Inc.	818	12,262
American Assets Trust, Inc.	6,008	173,511
American Finance Trust, Inc.	13,596	101,018
Anworth Mortgage Asset Corp.	12,500	33,875
Apollo Commercial Real Estate Finance, Inc.	17,423	194,615
Arbor Realty Trust, Inc.	14,043	199,130
Ares Commercial Real Estate Corp.	3,824	45,544
Armada Hoffler Properties, Inc.	7,181	80,571
ARMOUR Residential REIT, Inc. (b)	8,012	86,449
Blackstone Mortgage Trust, Inc. Class A	16,799	462,476
Bluerock Residential Growth REIT, Inc. (b)	2,966	37,579
Broadmark Realty Capital, Inc.	15,435	157,437
Broadstone Net Lease, Inc. Class A	4,478	87,679
BRT Apartments Corp.	1,297	19,714
Capstead Mortgage Corp.	11,865	68,936
CareTrust REIT, Inc.	11,520	255,514
Catchmark Timber Trust, Inc. Class A	6,029	56,431
Centerspace	1,631	115,214
Chatham Lodging Trust	5,652	61,042
Cherry Hill Mortgage Investment Corp.	1,822	16,653
Chimera Investment Corp.	23,767	243,612
CIM Commercial Trust Corp.	1,452	20,676
City Office REIT, Inc.	5,273	51,517
Clipper Realty, Inc.	1,893	13,346
Colony Capital, Inc. (b)	58,515	281,457
Colony Credit Real Estate Inc.	10,455	78,412
Columbia Property Trust, Inc.	14,203	203,671

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Community Healthcare Trust, Inc.	2,745	$129,317
CoreCivic, Inc.	15,072	98,722
CorEnergy Infrastructure Trust, Inc. (b)	1,826	12,508
CorePoint Lodging Inc.	4,793	32,976
CTO Realty Growth, Inc.	775	32,674
DiamondRock Hospitality Co.	24,058	198,478
Diversified Healthcare Trust	29,726	122,471
Dynex Capital, Inc. (b)	2,777	49,431
Easterly Government Properties, Inc.	9,819	222,400
EastGroup Properties, Inc.	4,803	663,102
Ellington Financial, Inc.	5,179	76,856
Ellington Residential Mortgage REIT	1,165	15,192
Essential Properties Realty Trust, Inc.	12,908	273,650
Farmland Partners, Inc. (b)	3,328	28,954
Four Corners Property Trust, Inc.	9,136	271,979
Franklin Street Properties Corp.	12,572	54,940
Front Yard Residential Corp.	6,247	101,201
The GEO Group, Inc. (b)	14,812	131,234
Getty Realty Corp.	4,360	120,074
Gladstone Commercial Corp.	4,074	73,332
Gladstone Land Corp.	2,676	39,177
Global Medical REIT, Inc.	5,473	71,477
Global Net Lease, Inc.	11,088	190,048
Granite Point Mortgage Trust, Inc.	6,844	68,372
Great Ajax Corp.	2,591	27,102
Healthcare Realty Trust, Inc.	16,441	486,654
Hersha Hospitality Trust	4,347	34,298
Independence Realty Trust, Inc.	11,688	156,970
Industrial Logistics Properties Trust	8,030	187,019
Innovative Industrial Properties, Inc. (b)	2,661	487,309
Invesco Mortgage Capital, Inc. (b)	23,062	77,950
iStar, Inc. (b)	9,014	133,858
Kite Realty Group Trust	9,872	147,685
KKR Real Estate Finance Trust, Inc.	3,605	64,602
Ladder Capital Corp.	12,760	124,793
Lexington Realty Trust	33,179	352,361
LTC Properties, Inc.	4,824	187,702
The Macerich Co. (b)	18,197	194,162
Mack-Cali Realty Corp.	10,932	136,213
MFA Financial, Inc.	55,109	214,374
Monmouth Real Estate Investment Corp.	11,806	204,480
National Health Investors, Inc. (b)	5,215	360,721
National Storage Affiliates Trust	7,551	272,062
NETSTREIT Corp.	1,635	31,866
New Senior Investment Group, Inc.	9,925	51,411
New York Mortgage Trust, Inc.	45,775	168,910
NexPoint Residential Trust, Inc.	2,738	115,845
Office Properties, Inc. ome Trust	5,663	128,663
One Liberty Properties, Inc.	2,015	40,441
Orchid Island Capital, Inc. (b)	8,595	44,866
Pebblebrook Hotel Trust	15,726	295,649
PennyMac Mortgage Investment Trust	11,919	209,655
Physicians Realty Trust	25,337	450,999
Piedmont Office Realty Trust, Inc. Class A	15,739	255,444
Plymouth Industrial REIT, Inc.	3,059	45,885
PotlatchDeltic Corp.	7,984	399,360
Preferred Apartment Communities, Inc. Class A	5,895	43,623
PS Business Parks, Inc.	2,460	326,860

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
QTS Realty Trust, Inc. Class A	7,852	$485,882
Ready Capital Corp. REIT	5,236	65,188
Redwood Trust, Inc.	13,501	118,539
Retail Opportunity Investments Corp.	13,840	185,318
Retail Properties of America, Inc. Class A	25,857	221,336
Retail Value, Inc.	1,895	28,179
RLJ Lodging Trust	19,897	281,542
RPT Realty	10,133	87,650
Ryman Hospitality Properties, Inc.	6,169	418,011
Sabra Health Care REIT, Inc.	24,931	433,051
Safehold, Inc. (b)	2,252	163,247
Saul Centers, Inc.	1,482	46,950
Seritage Growth Properties Class A (a) (b)	4,338	63,682
Service Properties Trust	19,890	228,536
SITE Centers Corp.	18,373	185,935
STAG Industrial, Inc.	18,368	575,286
Summit Hotel Properties, Inc.	12,975	116,905
Sunstone Hotel Investors, Inc.	26,734	302,896
Tanger Factory Outlet Centers, Inc. (b)	11,432	113,863
Terreno Realty Corp.	8,142	476,388
TPG RE Finance Trust, Inc.	7,585	80,553
Two Harbors Investment Corp.	33,895	215,911
UMH Properties, Inc.	4,647	68,822
Uniti Group, Inc.	23,609	276,934
Universal Health Realty Income Trust	1,619	104,053
Urban Edge Properties	13,891	179,749
Urstadt Biddle Properties, Inc. Class A	3,717	52,521
Washington Real Estate Investment Trust	10,285	222,465
Western Asset Mortgage Capital Corp. (b)	7,372	24,033
Whitestone REIT	4,756	37,905
Xenia Hotels & Resorts, Inc.	14,020	213,104
		19,430,657
Savings & Loans — 1.0%
Axos Financial, Inc. (a)	7,092	266,163
Banc of California, Inc.	5,573	81,979
BankFinancial Corp.	1,604	14,083
Berkshire Hills Bancorp, Inc.	5,587	95,649
Brookline Bancorp, Inc.	9,115	109,745
Capitol Federal Financial, Inc.	15,602	195,025
Community Bankers Trust Corp.	2,850	19,238
Dime Community Bancshares, Inc.	3,616	57,024
Eagle Bancorp Montana, Inc.	816	17,316
ESSA Bancorp, Inc.	1,121	16,815
First Capital, Inc. (b)	420	25,435
First Savings Financial Group, Inc.	224	14,560
Flushing Financial Corp.	3,616	60,170
FS Bancorp, Inc.	482	26,414
Greene County Bancorp, Inc.	352	8,972
Hingham Institution for Savings	183	39,528
Home Bancorp Inc.	980	27,430
HomeTrust Bancshares, Inc.	1,679	32,422
Investors Bancorp, Inc.	27,830	293,885
Meridian Bancorp, Inc.	5,818	86,746
Northfield Bancorp, Inc.	6,013	74,140
Northwest Bancshares, Inc.	14,575	185,686
OceanFirst Financial Corp.	7,026	130,894
Oconee Federal Financial Corp.	153	3,871

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pacific Premier Bancorp, Inc.	9,655	$302,491
Provident Financial Holdings, Inc.	838	13,165
Provident Financial Services, Inc.	8,548	153,522
Prudential Bancorp, Inc.	1,040	14,404
Riverview Bancorp, Inc.	2,450	12,887
Southern Missouri Bancorp, Inc.	978	29,770
Territorial Bancorp, Inc.	995	23,910
Timberland Bancorp, Inc.	944	22,901
Washington Federal, Inc.	9,401	241,982
Waterstone Financial, Inc.	2,633	49,553
WSFS Financial Corp.	6,051	271,569
		3,019,344
		64,957,178
Government — 0.0%

Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	3,779	59,821

Industrial — 12.9%

Aerospace & Defense — 0.7%
AAR Corp.	4,203	152,233
Aerojet Rocketdyne Holdings, Inc. (a)	8,847	467,564
Aerovironment, Inc. (a)	2,622	227,852
Astronics Corp. (a)	2,915	38,565
Barnes Group, Inc.	5,836	295,827
Ducommun, Inc. (a) (b)	1,348	72,388
Kaman Corp.	3,416	195,156
Kratos Defense & Security Solutions, Inc. (a) (b)	14,778	405,360
Moog, Inc. Class A	3,686	292,300
National Presto Industries, Inc.	642	56,772
Park Aerospace Corp.	2,539	34,048
Triumph Group, Inc.	6,549	82,255
		2,320,320
Building Materials — 1.6%
AAON, Inc.	4,986	332,217
American Woodmark Corp. (a)	2,026	190,140
Apogee Enterprises, Inc.	3,233	102,421
Boise Cascade Co.	4,727	225,951
Builders FirstSource, Inc. (a)	14,171	578,319
Caesarstone Ltd.	2,844	36,659
Cornerstone Building Brands, Inc. (a)	5,275	48,952
Forterra, Inc. (a)	3,671	63,123
Gibraltar Industries, Inc. (a)	3,964	285,170
Griffon Corp.	5,448	111,030
JELD-WEN Holding, Inc. (a)	8,213	208,282
Louisiana-Pacific Corp.	13,463	500,420
LSI Industries, Inc.	3,289	28,154
Masonite International Corp. (a)	2,968	291,873
Patrick Industries, Inc.	2,707	185,024
PGT Innovations, Inc. (a)	7,073	143,865
Research Frontiers, Inc. (a)	3,522	9,897
Simpson Manufacturing Co., Inc.	5,343	499,303
SPX Corp. (a)	5,217	284,535
Summit Materials, Inc. Class A (a)	14,240	285,939

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UFP Industries, Inc.	7,305	$405,793
US Concrete, Inc. (a)	1,986	79,380
		4,896,447
Electrical Components & Equipment — 0.5%
American Superconductor Corp. (a)	3,399	79,605
Belden, Inc.	5,466	229,025
Encore Wire Corp.	2,565	155,362
EnerSys	5,158	428,423
Graham Corp.	1,063	16,136
Insteel Industries, Inc.	2,302	51,266
nLight, Inc. (a)	4,255	138,926
Novanta, Inc. (a)	4,181	494,278
Orion Energy Systems, Inc. (a)	3,462	34,170
Powell Industries, Inc.	1,059	31,230
Ultralife Corp. (a)	1,030	6,664
		1,665,085
Electronics — 2.0%
Advanced Energy Industries, Inc. (a)	4,643	450,232
Akoustis Technologies, Inc. (a) (b)	4,024	49,214
Allied Motion Technologies, Inc.	914	46,705
API Group Corp. (a) (e)	17,415	316,082
Applied Optoelectronics, Inc. (a) (b)	2,632	22,398
Atkore International Group, Inc. (a)	5,765	236,999
Badger Meter, Inc.	3,529	331,938
Bel Fuse, Inc. Class B	1,284	19,299
Benchmark Electronics, Inc.	4,505	121,680
Brady Corp. Class A	5,701	301,127
Comtech Telecommunications Corp.	3,034	62,773
CyberOptics Corp. (a)	912	20,693
Digimarc Corp. (a) (b)	1,466	69,254
FARO Technologies, Inc. (a)	2,180	153,973
Fitbit, Inc. Class A (a)	29,833	202,864
Fluidigm Corp. (a)	9,135	54,810
GoPro, Inc. Class A (a) (b)	15,140	125,359
II-VI, Inc. (a) (b)	12,586	956,033
IntriCon Corp. (a)	1,009	18,263
Itron, Inc. (a)	4,888	468,759
Kimball Electronics, Inc. (a)	3,017	48,242
Knowles Corp. (a)	10,602	195,395
LENSAR, Inc. (a)	975	7,069
Luna Innovations, Inc. (a) (b)	3,601	35,578
Mesa Laboratories, Inc.	594	170,264
Napco Security Technologies, Inc. (a)	1,441	37,783
NVE Corp.	614	34,495
OSI Systems, Inc. (a)	2,095	195,296
Plexus Corp. (a)	3,460	270,607
Sanmina Corp. (a)	7,781	248,136
SMART Global Holdings, Inc. (a)	1,647	61,977
Stoneridge, Inc. (a)	3,176	96,011
Transcat, Inc. (a)	893	30,969
TTM Technologies, Inc. (a)	12,590	173,679
Turtle Beach Corp. (a)	1,797	38,725
Vicor Corp. (a)	2,396	220,959
Vishay Intertechnology, Inc.	16,513	341,984
Vishay Precision Group, Inc. (a)	1,534	48,290

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wrap Technologies, Inc. (a) (b)	1,306	$6,308
		6,290,222
Engineering & Construction — 1.8%
Aegion Corp. (a)	3,780	71,782
Arcosa, Inc.	5,870	322,439
Comfort Systems USA, Inc.	4,347	228,913
Concrete Pumping Holdings, Inc. (a)	3,311	12,681
Construction Partners, Inc. Class A (a)	3,300	96,063
Dycom Industries, Inc. (a)	3,736	282,143
EMCOR Group, Inc.	6,691	611,959
Exponent, Inc.	6,310	568,089
Fluor Corp.	17,167	274,157
Granite Construction, Inc.	5,618	150,057
Great Lakes Dredge & Dock Corp. (a)	7,948	104,675
IES Holdings, Inc. (a)	1,017	46,823
Iteris, Inc. (a)	5,101	28,821
KBR, Inc.	17,373	537,347
MasTec, Inc. (a)	6,955	474,192
Mistras Group, Inc. (a)	2,312	17,941
MYR Group, Inc. (a)	2,051	123,265
NV5 Global, Inc. (a)	1,288	101,469
Primoris Services Corp.	5,717	157,846
Sterling Construction Co., Inc. (a)	3,526	65,619
TopBuild Corp. (a)	4,060	747,365
Tutor Perini Corp. (a)	5,188	67,184
WillScot Mobile Mini Holdings Corp. (a)	19,572	453,483
		5,544,313
Environmental Controls — 0.6%
Advanced Emissions Solutions, Inc. (b)	2,110	11,605
Casella Waste Systems, Inc. Class A (a)	5,903	365,691
CECO Environmental Corp. (a)	3,577	24,896
Covanta Holding Corp.	14,304	187,812
Energy Recovery, Inc. (a) (b)	4,999	68,186
Harsco Corp. (a)	9,435	169,641
Heritage-Crystal Clean, Inc. (a)	1,837	38,706
Montrose Environmental Group, Inc. (a)	1,369	42,384
Pure Cycle Corp. (a)	2,443	27,435
Sharps Compliance Corp. (a)	1,787	16,887
Tetra Tech, Inc.	6,618	766,232
US Ecology, Inc.	3,875	140,779
		1,860,254
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	5,608	388,130
Hurco Cos., Inc.	794	23,820
Kennametal, Inc.	10,101	366,060
Luxfer Holdings PLC	3,442	56,517
		834,527
Machinery – Construction & Mining — 0.3%
Argan, Inc.	1,815	80,749
Astec Industries, Inc.	2,682	155,234
Bloom Energy Corp. Class A (a)	10,850	310,961
Hyster-Yale Materials Handling, Inc.	1,242	73,961

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Manitowoc Co., Inc. (a)	4,327	$57,593
Terex Corp.	8,365	291,855
		970,353
Machinery – Diversified — 1.3%
Alamo Group, Inc.	1,242	171,334
Altra Industrial Motion Corp.	7,866	436,012
Applied Industrial Technologies, Inc.	4,681	365,071
Cactus, Inc. Class A	5,952	155,169
Chart Industries, Inc. (a)	4,424	521,103
CIRCOR International, Inc. (a)	2,373	91,218
Columbus McKinnon Corp.	2,902	111,553
CSW Industrials, Inc.	1,700	190,247
DXP Enterprises, Inc. (a)	1,955	43,460
Eastman Kodak Co. (a) (b)	1,932	15,726
Gencor Industries, Inc. (a)	1,121	13,788
The Gorman-Rupp Co.	2,179	70,708
Ichor Holdings Ltd. (a)	2,813	84,798
Intevac, Inc. (a)	2,885	20,801
Kadant, Inc.	1,412	199,064
Lindsay Corp.	1,293	166,099
Mueller Water Products, Inc. Class A	18,840	233,239
NN, Inc. (a) (b)	5,445	35,774
Ranpak Holdings Corp. (a)	3,706	49,809
SPX FLOW, Inc. (a)	5,139	297,856
Tennant Co.	2,257	158,374
Watts Water Technologies, Inc. Class A	3,366	409,642
Welbilt, Inc. (a)	15,834	209,009
		4,049,854
Metal Fabricate & Hardware — 1.1%
Advanced Drainage Systems, Inc.	6,907	577,287
AZZ, Inc.	3,218	152,662
The Eastern Co.	673	16,219
Helios Technologies, Inc.	3,750	199,837
Lawson Products, Inc. (a)	567	28,866
LB Foster Co. Class A (a)	1,296	19,505
Mayville Engineering Co., Inc. (a) (b)	955	12,816
Mueller Industries, Inc.	6,723	236,044
Northwest Pipe Co. (a)	1,133	32,064
Olympic Steel, Inc.	1,173	15,636
Omega Flex, Inc.	360	52,560
Park-Ohio Holdings Corp.	1,115	34,453
Proto Labs, Inc. (a)	3,280	503,152
RBC Bearings, Inc. (a)	3,017	540,164
Rexnord Corp.	14,777	583,544
Ryerson Holding Corp. (a)	2,054	28,017
Standex International Corp.	1,446	112,094
TimkenSteel Corp. (a)	5,724	26,731
Tredegar Corp.	3,120	52,104
Worthington Industries, Inc.	4,388	225,280
		3,449,035
Miscellaneous - Manufacturing — 1.0%
American Outdoor Brands, Inc. (a)	1,751	29,820
Chase Corp.	925	93,434

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Enerpac Tool Group Corp.	6,704	$151,577
EnPro Industries, Inc.	2,476	186,988
ESCO Technologies, Inc.	3,092	319,156
Fabrinet (a)	4,442	344,655
Federal Signal Corp.	7,443	246,884
Haynes International, Inc.	1,486	35,426
Hillenbrand, Inc.	8,966	356,847
John Bean Technologies Corp.	3,832	436,350
Lydall, Inc. (a)	2,180	65,465
Materion Corp.	2,547	162,295
Myers Industries, Inc.	4,493	93,365
NL Industries, Inc.	1,160	5,545
Raven Industries, Inc.	4,461	147,614
Smith & Wesson Brands, Inc.	6,969	123,700
Sturm, Ruger & Co., Inc.	2,111	137,363
Trinseo SA	4,754	243,452
		3,179,936
Packaging & Containers — 0.3%
Greif, Inc. Class A	3,051	143,031
Greif, Inc. Class B	769	37,204
Matthews International Corp. Class A	3,743	110,044
O-I Glass, Inc.	19,388	230,717
Pactiv Evergreen, Inc. (a)	4,837	87,743
TriMas Corp. (a)	4,896	155,057
UFP Technologies, Inc. (a)	828	38,585
		802,381
Transportation — 1.2%
Air Transport Services Group, Inc. (a)	7,121	223,172
ArcBest Corp.	3,112	132,789
Ardmore Shipping Corp.	4,256	13,917
Atlas Air Worldwide Holdings, Inc. (a)	3,232	176,273
Bristow Group, Inc. (a)	828	21,793
Costamare, Inc.	6,118	50,657
Covenant Logistics Group, Inc. (a)	1,498	22,185
CryoPort, Inc. (a) (b)	4,349	190,834
Daseke, Inc. (a)	5,812	33,768
DHT Holdings, Inc.	13,048	68,241
Diamond S Shipping, Inc. (a) (b)	3,490	23,243
Dorian LPG Ltd. (a)	4,641	56,574
Eagle Bulk Shipping, Inc. (a) (b)	812	15,428
Echo Global Logistics, Inc. (a)	3,194	85,663
Forward Air Corp.	3,395	260,872
Frontline Ltd. (b)	14,518	90,302
Genco Shipping & Trading Ltd.	2,207	16,244
Golar LNG Ltd. (a)	10,817	104,276
Heartland Express, Inc.	6,104	110,482
Hub Group, Inc. Class A (a)	3,941	224,637
International Seaways, Inc.	3,069	50,117
Marten Transport Ltd.	7,427	127,967
Matson, Inc.	5,212	296,928
Nordic American Tankers Ltd.	18,365	54,177
Overseas Shipholding Group, Inc. Class A (a)	8,404	17,985
PAM Transportation Services, Inc. (a)	249	12,201
Pangaea Logistics Solutions Ltd.	1,543	4,274
Radiant Logistics, Inc. (a)	4,997	28,983

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Safe Bulkers, Inc. (a)	7,230	$9,399
Saia, Inc. (a)	3,223	582,718
Scorpio Bulkers, Inc. (b)	1,209	20,468
Scorpio Tankers, Inc. (b)	5,873	65,719
SEACOR Holdings, Inc. (a)	2,264	93,843
SFL Corp. Ltd. (b)	11,769	73,909
Tidewater, Inc. (a)	4,464	38,569
Universal Logistics Holdings, Inc.	984	20,261
US Xpress Enterprises, Inc. Class A (a) (b)	2,845	19,460
Werner Enterprises, Inc.	7,397	290,110
		3,728,438
Trucking & Leasing — 0.2%
GATX Corp.	4,215	350,604
General Finance Corp. (a)	1,345	11,446
The Greenbrier Cos., Inc.	3,846	139,917
Willis Lease Finance Corp. (a)	374	11,392
		513,359
		40,104,524
Technology — 10.4%

Computers — 2.1%
3D Systems Corp. (a) (b)	15,035	157,567
Conduent, Inc. (a)	19,699	94,555
Corsair Gaming, Inc. (a)	1,934	70,050
Cubic Corp.	3,824	237,241
Diebold Nixdorf, Inc. (a)	8,786	93,659
Exlservice Holdings, Inc. (a)	4,017	341,967
The ExOne Co. (a) (b)	1,529	14,510
iCAD, Inc. (a) (b)	2,492	32,894
Insight Enterprises, Inc. (a)	4,186	318,513
Mastech Holdings, Inc. (a)	454	7,219
MAXIMUS, Inc.	7,528	550,974
Mitek Systems, Inc. (a) (b)	5,089	90,482
MTS Systems Corp.	2,326	135,280
NetScout Systems, Inc. (a)	8,488	232,741
Onespan, Inc. (a)	4,187	86,587
PAE, Inc. (a)	6,836	62,754
PAR Technology Corp. (a) (b)	2,383	149,629
Parsons Corp. (a)	2,848	103,696
Perspecta, Inc.	16,880	406,470
Ping Identity Holding Corp. (a) (b)	4,681	134,064
PlayAGS, Inc. (a)	3,383	24,358
Qualys, Inc. (a)	4,176	508,929
Quantum Corp. (a)	3,826	23,415
Rapid7, Inc. (a)	6,321	569,901
Rimini Street, Inc. (a)	2,884	12,776
SecureWorks Corp. Class A (a)	1,096	15,585
Startek, Inc. (a)	2,100	15,792
Super Micro Computer, Inc. (a)	5,505	174,288
Sykes Enterprises, Inc. (a)	4,736	178,405
Tenable Holdings, Inc. (a)	8,701	454,714
TTEC Holdings, Inc.	2,242	163,509
Unisys Corp. (a)	7,679	151,123
Varonis Systems, Inc. (a) (b)	3,814	624,009
Virtusa Corp. (a)	3,531	180,540

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vocera Communications, Inc. (a)	4,039	$167,740
		6,585,936
Office & Business Equipment — 0.0%
Pitney Bowes, Inc.	20,825	128,282

Semiconductors — 2.6%
Alpha & Omega Semiconductor Ltd. (a)	2,670	63,119
Ambarella, Inc. (a)	4,044	371,320
Amkor Technology, Inc.	12,132	182,950
Atomera, Inc. (a)	2,097	33,741
Axcelis Technologies, Inc. (a)	4,177	121,634
AXT, Inc. (a) (b)	5,068	48,501
Brooks Automation, Inc.	8,902	604,001
CEVA, Inc. (a)	2,717	123,623
CMC Materials, Inc.	3,552	537,418
Cohu, Inc.	4,975	189,945
CTS Corp.	3,767	129,321
Diodes, Inc. (a)	5,227	368,503
DSP Group, Inc. (a)	2,851	47,298
FormFactor, Inc. (a)	9,417	405,119
GSI Technology, Inc. (a)	2,144	15,866
Impinj, Inc. (a) (b)	2,139	89,560
Intellicheck, Inc. (a)	2,256	25,730
Lattice Semiconductor Corp. (a)	16,671	763,865
MACOM Technology Solutions Holdings, Inc. (a)	5,840	321,434
MaxLinear, Inc. (a)	8,349	318,848
Onto Innovation, Inc. (a)	5,892	280,165
Photronics, Inc. (a)	7,891	88,064
Pixelworks, Inc. (a)	4,974	14,027
Power Integrations, Inc.	7,259	594,222
Rambus, Inc. (a)	13,642	238,189
Semtech Corp. (a)	7,914	570,520
Silicon Laboratories, Inc. (a)	5,326	678,213
SiTime Corp. (a)	1,159	129,727
Synaptics, Inc. (a)	4,195	404,398
Ultra Clean Holdings, Inc. (a)	4,833	150,548
Veeco Instruments, Inc. (a)	5,722	99,334
		8,009,203
Software — 5.7%
1Life Healthcare, Inc. (a) (b)	9,616	419,738
8x8, Inc. (a)	12,904	444,801
ACI Worldwide, Inc. (a)	14,025	538,981
Agilysys, Inc. (a)	2,414	92,649
Akerna Corp. (a) (b)	2,123	6,879
Allscripts Healthcare Solutions, Inc. (a)	19,559	282,432
Altair Engineering, Inc. Class A (a)	5,290	307,772
American Software, Inc. Class A	3,718	63,838
Apollo Medical Holdings, Inc. (a)	2,545	46,497
Appfolio, Inc. Class A (a)	2,001	360,260
Appian Corp. (a) (b)	4,361	706,875
Asure Software, Inc. (a)	1,691	12,006
Avaya Holdings Corp. (a)	10,055	192,553
Avid Technology, Inc. (a)	3,921	62,226
Bandwidth, Inc. Class A (a) (b)	2,345	360,356
Benefitfocus, Inc. (a)	3,290	47,639

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blackbaud, Inc.	6,010	$345,936
Blackline, Inc. (a)	6,240	832,291
Bottomline Technologies de, Inc. (a)	5,520	291,125
Box, Inc. Class A (a)	17,179	310,081
Brightcove, Inc. (a)	4,649	85,542
Cardlytics, Inc. (a) (b)	3,201	457,007
Cerence, Inc. (a)	4,502	452,361
Cloudera, Inc. (a) (b)	25,008	347,861
CommVault Systems, Inc. (a)	5,130	284,048
Computer Programs & Systems, Inc.	1,587	42,595
Cornerstone OnDemand, Inc. (a)	7,430	327,217
CSG Systems International, Inc.	3,906	176,043
Daily Journal Corp. (a)	141	56,964
Digi International, Inc. (a)	3,570	67,473
Digital Turbine, Inc. (a)	10,322	583,812
Domo, Inc. Class B (a)	3,156	201,258
Donnelley Financial Solutions, Inc. (a)	3,737	63,417
Ebix, Inc. (b)	3,360	127,579
eGain Corp. (a)	2,674	31,580
Envestnet, Inc. (a)	6,489	533,980
Evolent Health, Inc. Class A (a)	9,135	146,434
Glu Mobile, Inc. (a)	18,383	165,631
GTY Technology Holdings, Inc. (a) (b)	5,637	29,200
Health Catalyst, Inc. (a) (b)	4,062	176,819
IBEX Holdings Ltd. (a)	642	12,005
Immersion Corp. (a)	1,942	21,925
Inovalon Holdings, Inc. Class A (a)	9,038	164,221
Intelligent Systems Corp. (a)	971	38,947
j2 Global, Inc. (a)	5,296	517,366
LivePerson, Inc. (a) (b)	7,632	474,939
ManTech International Corp. Class A	3,385	301,062
MicroStrategy, Inc. Class A (a)	893	346,975
Model N, Inc. (a) (b)	4,066	145,075
NantHealth, Inc. (a) (b)	3,512	11,344
NextGen Healthcare, Inc. (a)	6,983	127,370
Outset Medical, Inc. (a)	1,256	71,391
Park City Group, Inc. (a)	1,423	6,816
PDF Solutions, Inc. (a)	3,589	77,522
Phreesia, Inc. (a)	4,122	223,660
Progress Software Corp.	5,572	251,799
PROS Holdings, Inc. (a)	4,871	247,301
QAD, Inc. Class A	1,473	93,064
Red Violet, Inc. (a) (b)	891	23,264
SailPoint Technologies Holding, Inc. (a)	10,773	573,555
Sapiens International Corp. NV	3,475	106,370
Schrodinger, Inc. /United States (a)	3,683	291,620
Seachange International, Inc. (a)	4,410	6,174
Simulations Plus, Inc.	1,715	123,343
Smith Micro Software, Inc. (a)	4,366	23,664
Sprout Social, Inc. Class A (a)	3,381	153,531
SPS Commerce, Inc. (a)	4,338	471,064
Sumo Logic, Inc. (a)	1,801	51,473
SVMK, Inc. (a)	14,966	382,381
Synchronoss Technologies, Inc. (a)	5,113	24,031
Tabula Rasa HealthCare, Inc. (a) (b)	2,679	114,768
Upland Software, Inc. (a)	3,307	151,758
Verint Systems, Inc. (a)	7,938	533,275
Veritone, Inc. (a)	2,878	81,879

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Verra Mobility Corp. (a)	16,155	$216,800
Workiva, Inc. (a)	4,849	444,265
Xperi Holding Corp.	12,730	266,057
Yext, Inc. (a) (b)	12,757	200,540
Zuora, Inc. Class A (a)	12,415	172,941
		17,627,291
		32,350,712
Utilities — 3.0%
Electric — 1.7%
ALLETE, Inc.	6,335	392,390
Ameresco, Inc. Class A (a)	3,083	161,056
Atlantic Power Corp. (a)	11,078	23,264
Avista Corp.	8,339	334,727
Black Hills Corp.	7,700	473,165
Brookfield Renewable Corp.	12,660	737,698
Clearway Energy, Inc. Class A	4,376	129,311
Clearway Energy, Inc. Class C	10,022	320,002
Evoqua Water Technologies Corp. (a)	11,119	299,991
Genie Energy Ltd. Class B	1,661	11,976
MGE Energy, Inc.	4,405	308,482
NorthWestern Corp.	6,144	358,257
Ormat Technologies, Inc.	4,919	444,087
Otter Tail Corp.	4,862	207,170
PNM Resources, Inc.	9,728	472,100
Portland General Electric Co.	11,076	473,721
Spark Energy, Inc. Class A (b)	1,464	14,010
Unitil Corp.	1,856	82,165
		5,243,572
Gas — 0.9%
Brookfield Infrastructure Corp. Class A	3,951	285,657
Chesapeake Utilities Corp.	2,067	223,670
New Jersey Resources Corp.	11,628	413,375
Northwest Natural Holding Co.	3,634	167,128
ONE Gas, Inc.	6,471	496,779
RGC Resources, Inc.	990	23,542
South Jersey Industries, Inc.	12,524	269,892
Southwest Gas Holdings, Inc.	6,844	415,773
Spire, Inc.	6,139	393,142
		2,688,958
Water — 0.4%
American States Water Co.	4,507	358,351
Artesian Resources Corp. Class A	994	36,857
California Water Service Group	6,017	325,098
Consolidated Water Co. Ltd.	1,835	22,112
Global Water Resources, Inc.	1,602	23,085
Middlesex Water Co.	2,110	152,912
PICO Holdings, Inc. (a)	2,096	19,598
SJW Group	3,167	219,663

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The York Water Co.	1,633	$76,098
		1,233,774
		9,166,304
TOTAL COMMON STOCK (Cost $236,932,032)		303,959,335

TOTAL EQUITIES (Cost $236,932,032)		303,959,335

Warrants — 0.0%
Consumer, Non-cyclical — 0.0%
Health Care – Products — 0.0%
Pulse Biosciences, Inc. (a) (c) (d)	49	826

TOTAL WARRANTS (Cost $0)		826

Rights — 0.0%

Consumer, Non-cyclical — 0.0%

Biotechnology — 0.0%
Aduro Biotech, Inc., CVR (a) (c) (d)	1,859	—
Tobira Therapeutics, Inc., CVR (a) (c) (d)	1,376	10,471
		10,471
Pharmaceuticals — 0.0%
GTx, Inc., CVR (a) (b) (c) (d)	111	—
Omthera Pharmaceuticals, Inc., CVR (a) (c) (d)	428	—
		—
		10,471
TOTAL RIGHTS (Cost $310)		10,471

Mutual Funds — 2.4%

Diversified Financial Services — 2.4%
State Street Navigator Securities Lending Prime Portfolio (f)	7,517,916	7,517,916

TOTAL MUTUAL FUNDS (Cost $7,517,916)		7,517,916

TOTAL LONG-TERM INVESTMENTS (Cost $244,450,258)		311,488,548

Principal Amount
Short-Term Investments — 2.2%

Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (g)	$5,610,827	5,610,827

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 0.4%
U.S. Treasury Bill 0.000% 1/28/21 (h)	$1,155,000	$1,154,956

TOTAL SHORT-TERM INVESTMENTS (Cost $6,765,732)		6,765,783

TOTAL INVESTMENTS — 102.6% (Cost $251,215,990) (i)		318,254,331

Other Assets/(Liabilities) — (2.6)%		(8,146,601)

NET ASSETS — 100.0%		$310,107,730

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $28,886,426 or 9.31% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $22,528,573 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

(c)	Investment was valued using significant unobservable inputs.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $13,845 or 0.00% of net assets.

(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $316,082 or 0.10% of net assets.

(f)	Represents investment of security lending cash collateral. (Note 2).

(g)	Maturity value of $5,610,827. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $5,723,136.

(h)	A portion of this security is pledged/held as collateral for open derivatives.

(i)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	3/19/21	74	$7,329,443	$(22,683)

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments

December 31, 2020 (Unaudited)
	Number of Shares	Value
Equities — 97.9%

Common Stock — 97.5%
Basic Materials — 1.3%
Chemicals — 0.9%
FMC Corp.	254,624	$29,263,935
RPM International, Inc.	381,000	34,587,181
The Sherwin-Williams Co.	30,653	22,527,196
		86,378,312
Mining — 0.4%
Kirkland Lake Gold Ltd. (a)	917,000	37,844,590
		124,222,902
Communications — 5.9%
Internet — 5.3%
Airbnb, Inc.Class A (b)	32,322	4,744,870
DoorDash, Inc., Class A (b)	26,286	3,752,326
DoorDash, Inc., Lockup Shares (Acquired 6/17/20, Cost $2,291,178) (b) (c) (d)	49,910	6,768,420
Etsy, Inc. (b)	287,000	51,060,170
Farfetch Ltd. Class A (b)	385,000	24,566,850
IAC/InterActiveCorp (b)	494,606	93,653,646
Match Group, Inc. (b)	948,000	143,328,120
Okta, Inc. (b)	155,416	39,516,072
Palo Alto Networks, Inc. (b)	88,218	31,351,795
Roku, Inc. (b)	85,194	28,286,112
Spotify Technology SA (b)	192,000	60,414,720
Twitter, Inc. (b)	688,424	37,278,160
		524,721,261
Telecommunications — 0.6%
Corning, Inc.	1,557,000	56,052,000
		580,773,261
Consumer, Cyclical — 14.5%
Airlines — 0.3%
Alaska Air Group, Inc.	580,000	30,160,000
Apparel — 0.3%
VF Corp.	392,000	33,480,720
Auto Parts & Equipment — 0.9%
Aptiv PLC	676,000	88,076,040
Entertainment — 2.0%
Caesars Entertainment, Inc. (a) (b)	1,323,573	98,301,767

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DraftKings, Inc. Class A (a) (b)	394,000	$18,344,640
Live Nation Entertainment, Inc. (b)	293,797	21,588,203
Vail Resorts, Inc.	194,000	54,118,240
		192,352,850
Leisure Time — 0.2%
Planet Fitness, Inc. Class A (b)	263,157	20,428,878

Lodging — 1.9%
Hilton Worldwide Holdings, Inc.	778,000	86,560,280
Marriott International, Inc. Class A	279,000	36,805,680
MGM Resorts International	1,946,000	61,318,460
		184,684,420
Retail — 8.3%
Advance Auto Parts, Inc.	134,339	21,159,736
Burlington Stores, Inc. (b)	548,817	143,543,086
Carvana Co. (a) (b)	72,990	17,484,025
Casey's General Stores, Inc.	445,000	79,485,900
Chipotle Mexican Grill, Inc. (b)	60,083	83,317,697
Dollar General Corp.	513,342	107,955,823
Dollar Tree, Inc. (b)	633,000	68,389,320
Domino's Pizza, Inc.	68,000	26,075,280
Five Below, Inc. (b)	115,000	20,122,700
Floor & Decor Holdings, Inc. Class A (b)	318,675	29,588,974
JAND, Inc., Class A (Acquired 11/19/20, Cost $ 365,174) (b) (c) (d) (e)	14,855	364,402
Lululemon Athletica, Inc. (b)	146,997	51,159,366
O'Reilly Automotive, Inc. (b)	183,716	83,144,350
Ross Stores, Inc.	638,282	78,387,412
		810,178,071
Toys, Games & Hobbies — 0.6%
Mattel, Inc. (b)	3,323,805	58,000,397
		1,417,361,376
Consumer, Non-cyclical — 32.0%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (b)	12,000	11,931,480

Biotechnology — 4.5%
ACADIA Pharmaceuticals, Inc. (b)	176,551	9,438,416
Alnylam Pharmaceuticals, Inc. (b)	245,000	31,842,650
Argenx SE ADR (b)	143,000	42,054,870
Ascendis Pharma A/S ADR (b)	86,000	14,343,080
BioMarin Pharmaceutical, Inc. (b)	157,936	13,849,408
Exact Sciences Corp. (a) (b)	644,080	85,334,159
Exelixis, Inc. (b)	231,608	4,648,373
Illumina, Inc. (b)	22,643	8,377,910
Incyte Corp. (b)	857,915	74,621,447
Ionis Pharmaceuticals, Inc. (b)	724,000	40,934,960
Moderna, Inc. (b)	140,505	14,678,557
Seagen, Inc. (b)	441,865	77,388,236
Ultragenyx Pharmaceutical, Inc. (b)	138,000	19,103,340
		436,615,406

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 9.8%
Booz Allen Hamilton Holding Corp.	147,406	$12,850,855
Bright Horizons Family Solutions, Inc. (b)	207,517	35,898,366
Cintas Corp.	151,061	53,394,021
CoStar Group, Inc. (b)	92,000	85,033,760
Dun & Bradstreet Holdings, Inc. (b)	791,000	19,695,900
Equifax, Inc.	369,000	71,157,960
FleetCor Technologies, Inc. (b)	290,000	79,120,700
Global Payments, Inc.	326,520	70,338,938
IHS Markit Ltd.	481,000	43,208,230
MarketAxess Holdings, Inc.	68,000	38,798,080
Moody's Corp.	59,039	17,135,479
Multiplan Corp. (a) (b)	2,978,000	23,794,220
Quanta Services, Inc.	428,626	30,869,645
Square, Inc. Class A (b)	526,710	114,633,165
Terminix Global Holdings, Inc. (b)	1,473,000	75,137,730
TransUnion	826,000	81,955,720
Verisk Analytics, Inc.	405,000	84,073,950
Wework Companies, Inc., Class A (Acquired 5/26/15, Cost $240,273) (b) (c) (d) (e)	16,955	—
WEX, Inc. (b)	135,000	27,476,550
		964,573,269
Foods — 0.4%
Sprouts Farmers Market, Inc. (b)	338,000	6,793,800
TreeHouse Foods, Inc. (b)	711,000	30,210,390
		37,004,190
Health Care – Products — 11.0%
Alcon, Inc. (b)	852,474	56,246,235
Align Technology, Inc. (b)	99,458	53,148,366
Avantor, Inc. (b)	2,819,000	79,354,850
Bruker Corp.	1,877,000	101,602,010
The Cooper Cos., Inc.	339,744	123,435,790
Dentsply Sirona, Inc.	334,000	17,488,240
Edwards Lifesciences Corp. (b)	109,378	9,978,555
Hologic, Inc. (b)	2,802,122	204,078,545
ICU Medical, Inc. (b)	156,000	33,460,440
IDEXX Laboratories, Inc. (b)	140,914	70,438,681
Insulet Corp. (b)	143,564	36,699,265
Quidel Corp. (b)	145,312	26,105,301
ResMed, Inc.	73,849	15,697,343
Steris PLC	110,836	21,007,856
Teleflex, Inc.	470,902	193,809,136
West Pharmaceutical Services, Inc.	136,000	38,530,160
		1,081,080,773
Health Care – Services — 2.7%
Acadia Healthcare Co., Inc. (b)	973,000	48,902,980
Catalent, Inc. (b)	1,537,000	159,955,590
Humana, Inc.	29,202	11,980,704
Molina Healthcare, Inc. (b)	101,000	21,480,680
PPD, Inc. (b)	561,000	19,197,420
		261,517,374

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.8%
Avery Dennison Corp.	388,000	$60,182,680
Reynolds Consumer Products, Inc.	769,000	23,100,760
		83,283,440
Pharmaceuticals — 2.7%
Alkermes PLC (b)	1,465,000	29,226,750
DexCom, Inc. (b)	64,092	23,696,094
Elanco Animal Health, Inc. (b)	1,657,000	50,820,190
Horizon Therapeutics PLC (b)	190,210	13,913,862
Neurocrine Biosciences, Inc. (b)	290,000	27,796,500
Perrigo Co. PLC	986,000	44,093,920
PRA Health Sciences, Inc. (b)	578,000	72,504,320
		262,051,636
		3,138,057,568
Diversified — 0.2%
Holding Company – Diversified — 0.2%
Pershing Square Tontine Holdings Ltd. Class A (b)	720,000	19,958,400
Energy — 0.5%
Energy – Alternate Sources — 0.4%
Array Technologies, Inc. (b)	864,000	37,272,960
Oil & Gas — 0.1%
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (b) (c) (d) (e)	216	1,202,103
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (b) (c) (d) (e)	1,328	7,390,705
		8,592,808
		45,865,768
Financial — 5.4%
Banks — 0.8%
SVB Financial Group (b)	124,839	48,416,309
Webster Financial Corp.	782,000	32,961,300
		81,377,609
Diversified Financial Services — 1.9%
Cboe Global Markets, Inc.	675,165	62,871,365
LPL Financial Holdings, Inc.	163,482	17,038,094
Nasdaq, Inc.	78,665	10,441,992
Raymond James Financial, Inc.	242,000	23,152,140
Social Finance, Inc. (Acquired 12/30/20, Cost $14,592,045) (b) (c) (d) (e)	791,755	14,592,045
Tradeweb Markets, Inc. Class A	855,000	53,394,750
		181,490,386
Insurance — 1.6%
Aon PLC Class A	170,694	36,062,521
Assurant, Inc.	387,000	52,717,140
Axis Capital Holdings Ltd.	721,000	36,331,190

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GoHealth, Inc. Class A (b)	512,000	$6,993,920
Kemper Corp.	231,000	17,747,730
Selectquote, Inc. (a) (b)	326,000	6,764,500
		156,617,001
Private Equity — 0.9%
KKR & Co., Inc.	2,255,085	91,308,392
Real Estate Investment Trusts (REITS) — 0.2%
SBA Communications Corp.	69,843	19,704,806
		530,498,194
Industrial — 15.6%
Aerospace & Defense — 0.2%
L3 Harris Technologies, Inc.	123,048	23,258,533
Building Materials — 0.6%
Builders FirstSource, Inc. (b)	436,530	17,814,789
Martin Marietta Materials, Inc.	79,000	22,433,630
Vulcan Materials Co.	102,707	15,232,475
		55,480,894
Electronics — 5.0%
Agilent Technologies, Inc.	1,286,675	152,458,121
Amphenol Corp. Class A	431,362	56,409,209
Fortive Corp.	919,000	65,083,580
Keysight Technologies, Inc. (b)	776,000	102,501,840
National Instruments Corp.	1,214,000	53,343,160
Roper Technologies, Inc.	144,000	62,076,960
		491,872,870
Engineering & Construction — 0.2%
MasTec, Inc. (b)	236,523	16,126,138
Environmental Controls — 0.6%
Stericycle, Inc. (b)	190,536	13,209,861
Waste Connections, Inc.	438,039	44,929,660
		58,139,521
Hand & Machine Tools — 0.6%
Colfax Corp. (b)	1,596,000	61,031,040
Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	824,000	49,670,720
Machinery – Diversified — 2.6%
Cognex Corp.	232,000	18,626,120
IDEX Corp.	483,000	96,213,600
Ingersoll Rand, Inc. (b)	2,712,000	123,558,720
Rockwell Automation, Inc.	80,325	20,146,313
		258,544,753
Miscellaneous - Manufacturing — 1.2%
Textron, Inc.	2,318,000	112,028,940

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 3.0%
Ball Corp.	2,306,678	$214,936,256
Packaging Corp. of America	187,000	25,789,170
Sealed Air Corp.	1,061,000	48,583,190
		289,308,616
Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	619,000	84,586,350
Knight-Swift Transportation Holdings, Inc.	570,334	23,851,368
		108,437,718
		1,523,899,743
Technology — 21.2%
Computers — 0.9%
Crowdstrike Holdings, Inc. Class A (b)	174,000	36,856,680
Genpact Ltd.	292,093	12,080,966
Leidos Holdings, Inc.	419,250	44,071,560
		93,009,206
Semiconductors — 8.2%
Advanced Micro Devices, Inc. (b)	501,791	46,019,253
Cree, Inc. (b)	228,343	24,181,524
Entegris, Inc.	598,000	57,467,800
Inphi Corp. (b)	202,000	32,414,940
KLA Corp.	314,428	81,408,553
Lam Research Corp.	90,533	42,756,020
Marvell Technology Group Ltd.	3,017,934	143,472,582
Maxim Integrated Products, Inc.	872,000	77,302,800
Microchip Technology, Inc.	1,399,832	193,330,798
Skyworks Solutions, Inc.	390,000	59,623,200
Xilinx, Inc.	291,000	41,255,070
		799,232,540
Software — 12.1%
Atlassian Corp. PLC Class A (b)	312,901	73,178,157
Autodesk, Inc. (b)	66,385	20,269,996
Bentley Systems, Inc. Class A	115,437	4,676,353
Bill.com Holdings, Inc. (b)	115,000	15,697,500
Black Knight, Inc. (b)	731,000	64,583,850
Broadridge Financial Solutions, Inc.	196,000	30,027,200
Ceridian HCM Holding, Inc. (b)	775,000	82,584,000
Citrix Systems, Inc.	313,000	40,721,300
Clarivate PLC (b)	2,956,000	87,822,760
Coupa Software, Inc. (b)	127,979	43,373,363
DocuSign, Inc. (b)	436,000	96,922,800
Dynatrace, Inc. (b)	341,953	14,796,306
Electronic Arts, Inc.	126,593	18,178,755
Five9, Inc. (b)	282,381	49,247,246
MongoDB, Inc. (a) (b)	96,586	34,678,237
MSCI, Inc.	88,168	39,369,657
nCino, Inc. (b)	77,000	5,575,570
Nuance Communications, Inc. (a) (b)	747,321	32,949,383
Paycom Software, Inc. (b)	127,896	57,840,966

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Procore Technologies, Inc. (Acquired 7/15/20-12/09/20, Cost $2,488,897) (b) (c) (d) (e)	44,098	$2,778,174
PTC, Inc. (b)	114,000	13,635,540
RingCentral, Inc. Class A (a) (b)	130,254	49,362,358
Splunk, Inc. (b)	678,040	115,192,216
SS&C Technologies Holdings, Inc.	342,000	24,880,500
Veeva Systems, Inc. Class A (b)	362,819	98,777,473
Workday, Inc. Class A (b)	82,183	19,691,869
Zynga, Inc. Class A (b)	4,504,000	44,454,480
		1,181,266,009
		2,073,507,755
Utilities — 0.9%
Electric — 0.9%
Ameren Corp.	290,000	22,637,400
Eversource Energy	190,000	16,436,900
Sempra Energy	434,000	55,295,940
		94,370,240
		94,370,240
TOTAL COMMON STOCK (Cost $6,327,506,476)		9,548,515,207

Preferred Stock — 0.4%
Communications — 0.1%
Internet — 0.1%
Roofoods, Ltd., Series F (Acquired 9/12/17, Cost $5,955,543) (b) (c) (d) (e)	16,844	10,835,577
Roofoods, Ltd., Series G (Acquired 9/12/17, Cost $5,955,543) (b) (c) (d) (e)	630	405,273
		11,240,850
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $11,560,694) (b) (c) (d) (e)	1,076,014	17,087,102
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $6,096,028) (b) (c) (d) (e)	393,546	6,249,510
		23,336,612
Retail — 0.0%
JAND, Inc., Series AA (Acquired 11/19/20, Cost $755,582) (b) (c) (d) (e)	30,753	754,390
JAND, Inc., Series B (Acquired 11/19/20, Cost $1,010) (b) (c) (d) (e)	41	1,006
		755,396
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $1,394,302) (b) (c) (d) (e)	83,736	—
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $1,095,513) (b) (c) (d) (e)	65,792	—
		—

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 0.0%
Software — 0.0%
Procore Technologies, Inc., Series B (Acquired 7/15/20, Cost $483,210) (b) (c) (d) (e)	10,738	$676,494

TOTAL PREFERRED STOCK (Cost $27,605,964)		36,009,352

TOTAL EQUITIES (Cost $6,355,112,440)		9,584,524,559

Warrants — 0.0%
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (b)	80,019	768,182

TOTAL WARRANTS (Cost $454,870)		768,182

Mutual Funds — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (f)	46,995,652	46,995,652

TOTAL MUTUAL FUNDS (Cost $46,995,652)		46,995,652

TOTAL LONG-TERM INVESTMENTS (Cost $6,402,562,962)		9,632,288,393

Short-Term Investments — 2.4%
Mutual Fund — 1.6%
T. Rowe Price Treasury Reserve Fund	153,857,659	153,857,659

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (g)	$76,492,683	76,492,683

TOTAL SHORT-TERM INVESTMENTS (Cost $230,350,342)		230,350,342

TOTAL INVESTMENTS — 100.8% (Cost $6,632,913,304) (h)		9,862,638,735

Other Assets/(Liabilities) — (0.8)%		(74,158,019)

NET ASSETS — 100.0%		$9,788,480,716

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $109,148,724 or 1.12% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $66,581,637 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

(b)	Non-income producing security.

(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2020, these securities amounted to a value of $69,105,201 or 0.71% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $69,105,201 or 0.71% of net assets.

(e)	Investment was valued using significant unobservable inputs.

(f)	Represents investment of security lending cash collateral. (Note 2).

(g)	Maturity value of $76,492,683. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $78,022,654.

(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.8%

Common Stock — 98.7%
Basic Materials — 1.4%
Chemicals — 1.0%
Cabot Corp.	17,254	$774,360
Element Solutions, Inc.	118,176	2,095,260
Ingevity Corp. (a)	32,695	2,475,992
Methanex Corp. (b)	48,181	2,220,181
		7,565,793
Mining — 0.4%
Arconic Corp. (a)	47,397	1,412,431
SSR Mining, Inc. (a) (b)	65,502	1,317,245
		2,729,676
		10,295,469
Communications — 3.4%
Internet — 2.5%
Mimecast Ltd. (a)	77,349	4,396,517
Perficient, Inc. (a)	81,934	3,904,155
Q2 Holdings, Inc. (a) (b)	44,457	5,625,144
Shutterstock, Inc.	30,902	2,215,674
Stamps.com, Inc. (a)	10,869	2,132,389
Veracode, Inc. (Escrow Shares) (Acquired 8/26/14, Cost $57,059) (a) (c) (d) (e)	30,294	743
		18,274,622
Media — 0.7%
Cable One, Inc.	1,433	3,192,323
The New York Times Co. Class A	38,345	1,985,120
		5,177,443
Telecommunications — 0.2%
Ciena Corp. (a)	35,182	1,859,369
		25,311,434
Consumer, Cyclical — 14.7%
Apparel — 1.4%
Carter's, Inc.	21,497	2,022,223
Deckers Outdoor Corp. (a)	5,343	1,532,266
Skechers U.S.A., Inc. Class A (a)	56,877	2,044,159

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wolverine World Wide, Inc.	155,814	$4,869,187
		10,467,835
Auto Parts & Equipment — 1.1%
Fox Factory Holding Corp. (a)	44,232	4,675,765
Visteon Corp. (a)	30,868	3,874,551
		8,550,316
Distribution & Wholesale — 1.0%
Pool Corp.	10,583	3,942,168
SiteOne Landscape Supply, Inc. (a)	20,251	3,212,416
		7,154,584
Entertainment — 1.4%
Churchill Downs, Inc.	16,502	3,214,425
Cinemark Holdings, Inc. (b)	120,282	2,094,110
GAN Ltd. (a) (b)	41,219	835,921
Penn National Gaming, Inc. (a) (b)	45,684	3,945,727
		10,090,183
Home Builders — 1.4%
Cavco Industries, Inc. (a)	12,278	2,154,175
Century Communities, Inc. (a)	34,736	1,520,742
Skyline Champion Corp. (a)	140,306	4,341,068
Thor Industries, Inc. (b)	23,747	2,208,233
		10,224,218
Leisure Time — 1.5%
Acushnet Holdings Corp.	53,165	2,155,309
Planet Fitness, Inc. Class A (a)	32,264	2,504,654
Polaris, Inc.	18,946	1,805,175
YETI Holdings, Inc. (a)	66,281	4,538,260
		11,003,398
Lodging — 0.1%
Boyd Gaming Corp.	26,014	1,116,521
Retail — 6.6%
BJ's Wholesale Club Holdings, Inc. (a)	56,422	2,103,412
BMC Stock Holdings, Inc. (a)	97,241	5,219,897
Denny's Corp. (a)	149,784	2,198,829
FirstCash, Inc.	27,372	1,917,135
Five Below, Inc. (a)	20,018	3,502,750
Floor & Decor Holdings, Inc. Class A (a)	39,095	3,629,971
Freshpet, Inc. (a)	46,638	6,622,129
La-Z-Boy, Inc.	59,508	2,370,799
Lithia Motors, Inc. Class A	13,478	3,944,606
Nu Skin Enterprises, Inc. Class A	44,108	2,409,620
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	54,387	4,447,225
Papa John's International, Inc.	15,524	1,317,211
Rush Enterprises, Inc. Class A	120,997	5,011,696
Texas Roadhouse, Inc.	17,737	1,386,324

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wingstop, Inc.	20,895	$2,769,632
		48,851,236
Textiles — 0.2%
Albany International Corp. Class A	25,616	1,880,727
		109,339,018
Consumer, Non-cyclical — 30.3%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	2,010	1,998,523
Biotechnology — 10.8%
Acceleron Pharma, Inc. (a)	29,948	3,831,547
Akero Therapeutics, Inc. (a)	24,248	625,598
Allakos, Inc. (a) (b)	15,443	2,162,020
ALX Oncology Holdings, Inc. (a)	32,698	2,818,568
Amicus Therapeutics, Inc. (a)	247,445	5,713,505
Apellis Pharmaceuticals, Inc. (a)	74,219	4,245,327
Arena Pharmaceuticals, Inc. (a)	30,260	2,324,876
Ascendis Pharma A/S ADR (a)	11,004	1,835,247
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,334	628,597
Blueprint Medicines Corp. (a)	13,413	1,504,268
ChemoCentryx, Inc. (a)	19,220	1,190,102
Constellation Pharmaceuticals, Inc. (a)	58,904	1,696,435
Deciphera Pharmaceuticals, Inc. (a)	23,539	1,343,371
Dicerna Pharmaceuticals, Inc. (a)	44,985	991,020
Five Prime Therapeutics, Inc. (a)	47,040	800,150
Freeline Therapeutics Holdings PLC (a)	46,100	841,786
Global Blood Therapeutics, Inc. (a)	20,508	888,201
Halozyme Therapeutics, Inc. (a)	60,955	2,603,388
ImmunoGen, Inc. (a)	181,259	1,169,121
Iovance Biotherapeutics, Inc. (a)	32,628	1,513,939
Kodiak Sciences, Inc. (a) (b)	31,042	4,560,380
Mersana Therapeutics, Inc. (a)	86,877	2,311,797
Mirati Therapeutics, Inc. (a)	12,598	2,767,025
NeoGenomics, Inc. (a) (b)	104,391	5,620,411
PTC Therapeutics, Inc. (a)	31,072	1,896,324
RAPT Therapeutics, Inc. (a) (b)	19,252	380,227
Rocket Pharmaceuticals, Inc. (a)	20,281	1,112,210
Sage Therapeutics, Inc. (a)	14,280	1,235,363
Seer, Inc. (a)	8,212	461,022
TCR2 Therapeutics, Inc. (a)	22,000	680,460
TG Therapeutics, Inc. (a)	116,041	6,036,453
Theravance Biopharma, Inc. (a) (b)	44,214	785,683
Turning Point Therapeutics, Inc. (a)	40,315	4,912,383
Ultragenyx Pharmaceutical, Inc. (a)	20,459	2,832,139
Veracyte, Inc. (a) (b)	69,786	3,415,327
Y-mAbs Therapeutics, Inc. (a)	50,809	2,515,554
		80,249,824
Commercial Services — 5.5%
2U, Inc. (a) (b)	58,532	2,341,865
Avalara, Inc. (a)	29,621	4,884,207
Cardtronics PLC Class A (a)	68,107	2,404,177
Chegg, Inc. (a)	56,103	5,067,784
Green Dot Corp. Class A (a)	29,872	1,666,857

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Herc Holdings, Inc. (a)	58,831	$3,906,967
HMS Holdings Corp. (a)	56,865	2,089,789
Liveramp Holdings, Inc. (a)	76,696	5,613,380
Multiplan Corp. (a) (b)	283,280	2,263,407
Paylocity Holding Corp. (a)	27,102	5,580,573
Shift4 Payments, Inc. Class A (a)	14,119	1,064,573
TriNet Group, Inc. (a)	54,953	4,429,212
		41,312,791
Foods — 0.8%
BellRing Brands, Inc. Class A (a)	90,174	2,192,130
Performance Food Group Co. (a)	44,184	2,103,601
Sanderson Farms, Inc.	13,426	1,774,917
		6,070,648
Health Care – Products — 9.1%
Acutus Medical, Inc. (a)	23,138	666,606
Avanos Medical, Inc. (a)	44,754	2,053,313
Axonics Modulation Technologies, Inc. (a) (b)	45,011	2,246,949
Bio-Techne Corp.	8,741	2,775,705
CareDx, Inc. (a)	46,808	3,391,240
Eargo, Inc. (a)	4,364	195,594
Glaukos Corp. (a) (b)	18,059	1,359,120
Globus Medical, Inc. Class A (a)	95,194	6,208,553
Haemonetics Corp. (a)	19,005	2,256,844
Hill-Rom Holdings, Inc.	22,146	2,169,644
Inspire Medical Systems, Inc. (a) (b)	33,090	6,223,898
Insulet Corp. (a)	8,625	2,204,809
Integra LifeSciences Holdings Corp. (a)	19,900	1,291,908
iRhythm Technologies, Inc. (a)	13,682	3,245,507
Masimo Corp. (a)	18,374	4,931,214
NanoString Technologies, Inc. (a)	27,427	1,834,318
Omnicell, Inc. (a)	34,903	4,189,058
Penumbra, Inc. (a)	11,112	1,944,600
Quanterix Corp. (a)	15,793	734,374
Quidel Corp. (a)	15,881	2,853,022
Repligen Corp. (a)	36,504	6,995,261
Silk Road Medical, Inc. (a)	30,282	1,907,160
Tandem Diabetes Care, Inc. (a)	62,795	6,008,226
		67,686,923
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a)	45,027	2,263,057
Addus HomeCare Corp. (a)	15,298	1,791,243
Amedisys, Inc. (a)	22,526	6,607,551
LHC Group, Inc. (a)	24,771	5,284,150
Medpace Holdings, Inc. (a)	38,835	5,405,832
		21,351,833
Pharmaceuticals — 0.9%
Heron Therapeutics, Inc. (a) (b)	91,727	1,941,402
Kura Oncology, Inc. (a)	23,072	753,531
PRA Health Sciences, Inc. (a)	13,843	1,736,466
Reata Pharmaceuticals, Inc. Class A (a) (b)	5,024	621,067
Revance Therapeutics, Inc. (a)	23,654	670,354

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UroGen Pharma Ltd. (a) (b)	55,036	$991,749
		6,714,569
		225,385,111
Diversified — 0.2%
Holding Company – Diversified — 0.2%
BowX Acquisition Corp. (a)	132,557	1,418,360
Energy — 2.0%
Energy – Alternate Sources — 1.8%
Array Technologies, Inc. (a)	54,490	2,350,699
Atlantica Sustainable Infrastructure PLC	58,472	2,220,767
First Solar, Inc. (a)	44,872	4,438,738
Maxeon Solar Technologies Ltd. (a) (b)	17,694	501,979
Plug Power, Inc. (a)	31,928	1,082,678
SunPower Corp. (a) (b)	110,138	2,823,938
		13,418,799
Oil & Gas — 0.2%
Delek US Holdings, Inc.	55,607	893,604
Viper Energy Partners LP (f)	49,516	575,376
		1,468,980
		14,887,779
Financial — 11.6%
Banks — 2.6%
Ameris Bancorp	72,600	2,763,882
Atlantic Union Bankshares Corp.	74,514	2,454,491
First Interstate BancSystem, Inc. Class A	53,399	2,177,077
National Bank Holdings Corp. Class A	72,082	2,361,407
Pinnacle Financial Partners, Inc.	17,503	1,127,193
Seacoast Banking Corp. of Florida (a)	88,698	2,612,156
Western Alliance Bancorp	96,283	5,772,166
		19,268,372
Diversified Financial Services — 3.1%
Air Lease Corp.	47,145	2,094,181
Ares Management Corp. Class A	39,797	1,872,449
Artisan Partners Asset Management, Inc. Class A	30,280	1,524,295
Cohen & Steers, Inc.	22,018	1,635,937
Hamilton Lane, Inc. Class A	57,164	4,461,650
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	75,000	4,757,250
LPL Financial Holdings, Inc.	25,290	2,635,724
PRA Group, Inc. (a)	105,831	4,197,258
		23,178,744
Insurance — 2.1%
Assured Guaranty Ltd.	58,186	1,832,277
James River Group Holdings Ltd.	69,086	3,395,577
Kemper Corp.	23,175	1,780,535
Kinsale Capital Group, Inc.	13,158	2,633,311
MGIC Investment Corp.	174,501	2,189,988

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Selective Insurance Group, Inc.	29,885	$2,001,697
Third Point Reinsurance Ltd. (a)	183,118	1,743,283
		15,576,668
Investment Companies — 0.1%
StepStone Group, Inc. Class A (a)	18,910	752,618
Real Estate — 0.5%
McGrath RentCorp	32,079	2,152,501
Redfin Corp. (a)	20,056	1,376,443
		3,528,944
Real Estate Investment Trusts (REITS) — 2.4%
Essential Properties Realty Trust, Inc.	189,995	4,027,894
First Industrial Realty Trust, Inc.	67,094	2,826,670
JBG SMITH Properties	53,536	1,674,071
Life Storage, Inc.	17,168	2,049,687
PotlatchDeltic Corp.	38,219	1,911,714
PS Business Parks, Inc.	14,911	1,981,225
Xenia Hotels & Resorts, Inc.	240,144	3,650,189
		18,121,450
Savings & Loans — 0.8%
OceanFirst Financial Corp.	54,136	1,008,554
Sterling Bancorp	263,941	4,745,659
		5,754,213
		86,181,009
Industrial — 16.6%
Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc. (a)	51,909	2,743,391
Building Materials — 2.3%
The AZEK Co., Inc. (a)	41,940	1,612,593
Gibraltar Industries, Inc. (a)	29,898	2,150,862
Louisiana-Pacific Corp.	117,264	4,358,703
Simpson Manufacturing Co., Inc.	19,661	1,837,321
SPX Corp. (a)	45,793	2,497,550
Trex Co., Inc. (a)	50,306	4,211,618
		16,668,647
Electrical Components & Equipment — 1.5%
EnerSys	27,757	2,305,496
Generac Holdings, Inc. (a)	17,677	4,019,927
Novanta, Inc. (a)	40,690	4,810,372
		11,135,795
Electronics — 0.6%
II-VI, Inc. (a) (b)	62,534	4,750,083
Engineering & Construction — 0.8%
908 Devices, Inc. (a)	4,819	274,442
Comfort Systems USA, Inc.	29,163	1,535,723

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TopBuild Corp. (a)	21,797	$4,012,392
		5,822,557
Environmental Controls — 1.0%
Casella Waste Systems, Inc. Class A (a)	59,341	3,676,175
Clean Harbors, Inc. (a)	27,473	2,090,695
Tetra Tech, Inc.	14,689	1,700,693
		7,467,563
Hand & Machine Tools — 1.3%
Colfax Corp. (a)	34,811	1,331,173
Kennametal, Inc.	139,937	5,071,317
Regal Beloit Corp.	23,208	2,850,174
		9,252,664
Machinery – Construction & Mining — 0.4%
Argan, Inc.	69,440	3,089,385
Machinery – Diversified — 3.2%
Altra Industrial Motion Corp.	35,951	1,992,764
Applied Industrial Technologies, Inc.	17,000	1,325,830
Chart Industries, Inc. (a)	51,662	6,085,267
Curtiss-Wright Corp.	33,350	3,880,272
Hydrofarm Holdings Group, Inc. (a)	4,600	241,868
Kornit Digital Ltd. (a)	83,464	7,439,146
SPX FLOW, Inc. (a)	51,862	3,005,922
		23,971,069
Metal Fabricate & Hardware — 1.5%
Advanced Drainage Systems, Inc.	75,920	6,345,394
Rexnord Corp.	126,947	5,013,137
		11,358,531
Miscellaneous - Manufacturing — 1.9%
Axon Enterprise, Inc. (a)	13,970	1,711,744
Enerpac Tool Group Corp.	90,387	2,043,650
Federal Signal Corp.	59,761	1,982,272
ITT, Inc.	87,151	6,712,370
John Bean Technologies Corp.	16,519	1,881,019
		14,331,055
Packaging & Containers — 0.3%
Graphic Packaging Holding Co.	142,744	2,418,083
Transportation — 1.2%
CryoPort, Inc. (a) (b)	48,058	2,108,785
Kirby Corp. (a)	23,791	1,233,088
Saia, Inc. (a)	29,569	5,346,075
		8,687,948
Trucking & Leasing — 0.2%
GATX Corp.	19,608	1,630,993
		123,327,764

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 18.3%
Computers — 2.4%
Globant SA (a)	16,126	$3,509,179
Lumentum Holdings, Inc. (a)	18,666	1,769,537
PAR Technology Corp. (a) (b)	23,824	1,495,909
Rapid7, Inc. (a)	76,624	6,908,420
Varonis Systems, Inc. (a)	26,206	4,287,563
		17,970,608
Semiconductors — 6.3%
ACM Research, Inc. Class A (a)	18,168	1,476,150
Ambarella, Inc. (a)	8,102	743,925
Entegris, Inc.	53,681	5,158,744
FormFactor, Inc. (a)	97,190	4,181,114
Lattice Semiconductor Corp. (a)	192,885	8,837,991
MACOM Technology Solutions Holdings, Inc. (a)	61,737	3,398,004
MKS Instruments, Inc.	54,546	8,206,446
Monolithic Power Systems, Inc.	14,696	5,382,116
Power Integrations, Inc.	40,481	3,313,775
Tower Semiconductor Ltd. (a)	227,866	5,883,500
		46,581,765
Software — 9.6%
1Life Healthcare, Inc. (a) (b)	104,325	4,553,786
Bandwidth, Inc. Class A (a) (b)	36,982	5,683,024
Bill.com Holdings, Inc. (a)	13,425	1,832,513
Cardlytics, Inc. (a) (b)	36,108	5,155,139
Cerence, Inc. (a) (b)	7,874	791,180
Cloudera, Inc. (a) (b)	161,713	2,249,428
Digital Turbine, Inc. (a)	63,786	3,607,736
Duck Creek Technologies, Inc. (a)	8,298	359,303
Envestnet, Inc. (a)	19,032	1,566,143
Everbridge, Inc. (a)	8,705	1,297,654
Five9, Inc. (a)	44,971	7,842,943
Health Catalyst, Inc. (a)	51,835	2,256,378
HubSpot, Inc. (a)	13,355	5,294,456
j2 Global, Inc. (a) (b)	26,042	2,544,043
Manhattan Associates, Inc. (a)	50,814	5,344,617
MarkLogic Corp., (Escrow Shares) (Acquired 11/11/20, Cost $25,755) (a) (c) (d) (e)	77,018	20,641
New Relic, Inc. (a)	1,600	104,640
PagerDuty, Inc. (a) (b)	45,863	1,912,487
Phreesia, Inc. (a)	41,081	2,229,055
Porch Group, Inc. (Acquired 12/23/20, Cost $1,296,220) (d) (e)	129,622	1,761,019
SailPoint Technologies Holding, Inc. (a) (b)	55,439	2,951,572
Skillz, Inc. (a)	104,056	2,081,120
Sprout Social, Inc. Class A (a)	72,330	3,284,505
SVMK, Inc. (a)	85,852	2,193,519
Verra Mobility Corp. (a)	128,784	1,728,281
Zynga, Inc. Class A (a)	326,844	3,225,950
		71,871,132
		136,423,505

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.2%
Electric — 0.2%
Portland General Electric Co.	39,891	$1,706,138

TOTAL COMMON STOCK (Cost $504,183,710)		734,275,587

Preferred Stock — 0.1%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $650,636) (a) (c) (d) (e)	14,220	588,992

TOTAL PREFERRED STOCK (Cost $650,636)		588,992

TOTAL EQUITIES (Cost $504,834,346)		734,864,579

Mutual Funds — 1.4%
Diversified Financial Services — 1.4%
iShares Russell 2000 ETF (b)	16,541	3,243,028
State Street Navigator Securities Lending Prime Portfolio (g)	7,324,243	7,324,243
		10,567,271
TOTAL MUTUAL FUNDS (Cost $10,521,945)		10,567,271

TOTAL LONG-TERM INVESTMENTS (Cost $515,356,291)		745,431,850

	Principal Amount
Short-Term Investments — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (h)	$7,009,605	7,009,605

TOTAL SHORT-TERM INVESTMENTS (Cost $7,009,605)		7,009,605

TOTAL INVESTMENTS — 101.1% (Cost $522,365,896) (i)		752,441,455

Other Assets/(Liabilities) — (1.1)%		(8,317,598)

NET ASSETS — 100.0%		$744,123,857

Abbreviation Legend

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $66,700,898 or 8.96% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $61,955,667 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

(c)	Investment was valued using significant unobservable inputs.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $2,371,395 or 0.32% of net assets.

(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2020, these securities amounted to a value of $2,371,395 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is a Master Limited Partnership.

(g)	Represents investment of security lending cash collateral. (Note 2).

(h)	Maturity value of $7,009,605. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $7,149,975.

(i)	See Note 3 for aggregate cost for federal tax purposes.

MM MSCI EAFE International Index Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.5%

Common Stock — 98.9%
Australia — 6.8%
Afterpay Ltd. (a)	2,930	$268,610
The AGL Energy Ltd.	9,014	83,113
AMP Ltd.	48,431	58,290
Ampol Ltd.	3,489	76,520
APA Group	14,931	111,170
Aristocrat Leisure Ltd.	7,812	186,947
ASX Ltd.	2,616	145,315
Aurizon Holdings Ltd.	26,607	80,074
AusNet Services	22,416	30,472
Australia & New Zealand Banking Group Ltd.	38,772	679,410
BHP Group Ltd.	40,326	1,313,776
BlueScope Steel Ltd.	6,989	94,437
Brambles Ltd.	20,379	166,961
CIMIC Group Ltd. (a) (b)	1,013	19,054
Coca-Cola Amatil Ltd.	6,686	66,680
Cochlear Ltd.	904	131,823
Coles Group Ltd.	18,216	254,872
Commonwealth Bank of Australia	23,943	1,517,248
Computershare Ltd.	6,139	69,124
Crown Resorts Ltd.	4,509	33,505
CSL Ltd.	6,152	1,344,258
Dexus	15,362	111,923
Evolution Mining Ltd.	23,269	88,430
Fortescue Metals Group Ltd.	23,271	420,748
Goodman Group	22,591	329,541
The GPT Group	27,308	94,823
Insurance Australia Group Ltd.	31,519	114,355
Lendlease Corp Ltd.	9,141	92,413
Macquarie Group Ltd.	4,662	498,147
Magellan Financial Group Ltd.	1,757	73,146
Medibank Pvt. Ltd.	38,844	90,191
Mirvac Group	51,971	105,891
National Australia Bank Ltd.	44,987	784,856
Newcrest Mining Ltd.	11,092	220,964
Northern Star Resources Ltd.	9,729	94,137
Orica Ltd.	5,221	61,059
Origin Energy Ltd.	24,056	88,412
Qantas Airways Ltd. (a)	12,901	48,303
QBE Insurance Group Ltd.	20,980	138,118
Ramsay Health Care Ltd.	2,540	121,853
REA Group Ltd. (b)	697	80,062
Rio Tinto Ltd.	4,943	434,167
Santos Ltd.	24,380	117,906
Scentre Group	69,855	149,926
SEEK Ltd.	4,665	102,707
Sonic Healthcare Ltd.	6,116	151,927
South32 Ltd.	66,958	127,673

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stockland	34,082	$109,937
Suncorp Group Ltd.	17,505	131,617
Sydney Airport (a)	18,958	93,756
Tabcorp Holdings Ltd.	29,581	89,027
Telstra Corp. Ltd.	55,566	127,763
TPG Telecom Ltd. (a)	4,863	27,094
Transurban Group	37,508	395,374
Treasury Wine Estates Ltd.	10,344	75,035
Vicinity Centres (b)	54,847	67,967
Washington H Soul Pattinson & Co. Ltd. (b)	1,298	30,141
Wesfarmers Ltd.	15,516	603,344
Westpac Banking Corp.	48,632	725,610
WiseTech Global Ltd.	1,913	45,290
Woodside Petroleum Ltd.	12,395	217,383
Woolworths Group Ltd.	17,380	527,107
		14,739,782
Austria — 0.2%
Erste Group Bank AG (a)	3,996	120,640
OMV AG	1,984	80,097
Raiffeisen Bank International AG (a)	1,797	36,293
Verbund AG	945	80,855
voestalpine AG	1,629	58,593
		376,478
Belgium — 0.9%
Ageas	2,381	126,901
Anheuser-Busch InBev SA	10,231	714,968
Elia Group SA/NV (b)	383	45,641
Etablissements Franz Colruyt NV	676	40,053
Galapagos NV (a)	603	59,334
Groupe Bruxelles Lambert SA	1,496	150,957
KBC Group NV (a)	3,425	240,049
Proximus SADP	2,002	39,708
Sofina SA	197	66,706
Solvay SA	1,032	122,302
UCB SA	1,751	180,986
Umicore SA	2,680	128,745
		1,916,350
Bermuda — 0.2%
CK Infrastructure Holdings Ltd.	9,000	48,371
Hongkong Land Holdings Ltd.	15,200	62,792
Jardine Matheson Holdings Ltd.	3,100	173,625
Jardine Strategic Holdings Ltd.	2,900	72,165
		356,953
Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	4,100	54,122
Budweiser Brewing Co. APAC Ltd. (c)	24,225	80,083
CK Asset Holdings Ltd.	35,245	181,286
CK Hutchison Holdings Ltd.	37,245	260,090
ESR Cayman Ltd. (a) (c)	22,400	80,506
Melco Resorts & Entertainment Ltd. ADR	2,996	55,576
Sands China Ltd.	33,600	147,693
WH Group Ltd. (c)	128,572	107,808

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wharf Real Estate Investment Co. Ltd.	24,000	$125,139
Wynn Macau Ltd. (a)	22,800	38,335
Xinyi Glass Holdings Co. Ltd.	24,000	67,163
		1,197,801
Denmark — 2.5%
Ambu A/S Class B (b)	2,350	101,468
AP Moller - Maersk A/S Class A	42	87,155
AP Moller - Maersk A/S Class B	84	187,314
Carlsberg A/S Class B	1,415	226,850
Chr Hansen Holding A/S (a)	1,429	147,028
Coloplast A/S Class B	1,612	246,252
Danske Bank A/S (a)	9,313	154,442
Demant A/S (a)	1,501	59,253
DSV PANALPINA A/S	2,764	462,570
Genmab A/S (a)	892	360,798
GN Store Nord A/S	1,801	143,138
H Lundbeck A/S	941	32,234
Novo Nordisk A/S Class B	23,550	1,647,216
Novozymes A/S Class B	2,937	168,557
Orsted A/S (c)	2,530	517,448
Pandora A/S	1,341	149,814
ROCKWOOL International A/S Class B	100	37,445
Tryg A/S (b)	1,563	49,298
Vestas Wind Systems A/S	2,632	622,925
		5,401,205
Finland — 1.2%
Elisa OYJ	1,819	99,297
Fortum OYJ	5,844	140,584
Kesko OYJ Class B	3,557	91,394
Kone OYJ Class B	4,617	374,668
Neste OYJ	5,810	419,711
Nokia OYJ (a)	77,573	295,846
Nordea Bank Abp (a)	42,806	349,538
Orion OYJ Class B	1,474	67,567
Sampo OYJ Class A	6,437	272,989
Stora Enso OYJ Class R	8,217	156,933
UPM-Kymmene OYJ	7,328	272,636
Wartsila OYJ Abp	6,191	61,596
		2,602,759
France — 10.3%
Accor SA (a)	2,427	88,418
Aeroports de Paris (a)	422	54,780
Air Liquide SA	6,380	1,047,141
Alstom SA (a)	3,358	190,429
Amundi SA (a) (c)	846	69,080
Arkema SA	952	108,816
Atos SE (a)	1,404	128,386
AXA SA	26,340	631,920
BioMerieux	596	84,049
BNP Paribas SA (a)	15,193	801,343
Bollore SA	12,570	51,980
Bouygues SA	2,848	117,171
Bureau Veritas SA (a)	4,103	109,136

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Capgemini SE	2,200	$341,157
Carrefour SA	8,720	149,519
Cie de Saint-Gobain (a)	7,112	326,107
Cie Generale des Etablissements Michelin SCA	2,357	302,495
CNP Assurances (a)	2,465	39,735
Covivio	751	69,187
Credit Agricole SA (a)	15,545	196,292
Danone SA	8,496	558,408
Dassault Aviation SA (a)	33	36,201
Dassault Systemes SE	1,808	367,283
Edenred	3,311	187,864
Eiffage SA (a)	1,191	115,126
Electricite de France SA (a)	8,309	131,606
Engie SA (a)	25,253	386,655
EssilorLuxottica SA	3,901	608,385
Eurazeo SE (a)	586	39,760
Faurecia SE (a)	1,104	56,598
Gecina SA	618	95,430
Getlink SE (a)	6,255	108,424
Hermes International	435	467,780
Iliad SA	181	37,183
Ipsen SA	525	43,651
Kering SA	1,024	744,446
Klepierre (b)	2,405	54,108
L'Oreal SA	3,443	1,308,190
La Francaise des Jeux SAEM (c)	1,192	54,504
Legrand SA	3,514	313,636
LVMH Moet Hennessy Louis Vuitton SE	3,761	2,349,988
Natixis SA (a)	13,748	47,320
Orange SA	27,062	322,081
Orpea SA (a)	623	82,103
Pernod Ricard SA	2,853	546,887
Peugeot SA (a) (b)	7,999	218,910
Publicis Groupe SA	2,849	141,975
Remy Cointreau SA	318	59,104
Renault SA (a)	2,693	117,835
Safran SA (a)	4,382	621,457
Sanofi	15,493	1,496,942
Sartorius Stedim Biotech	370	131,876
Schneider Electric SE	7,320	1,058,805
SCOR SE (a)	2,098	67,790
SEB SA	321	58,473
Societe Generale SA (a)	11,022	229,613
Sodexo SA	1,255	106,232
Suez SA	4,622	91,617
Teleperformance	792	262,637
Thales SA	1,355	124,122
TOTAL SE	34,144	1,472,907
Ubisoft Entertainment SA (a)	1,307	125,939
Unibail Rodamco Westfield (b)	11,160	43,939
Unibail Rodamco Westfield	1,318	104,052
Valeo SA	3,236	127,802
Veolia Environnement SA	7,345	179,699
Vinci SA	7,093	705,763
Vivendi SA	11,328	365,312
Wendel SE	277	33,170

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Worldline SA (a) (c)	3,235	$312,897
		22,229,626
Germany — 8.6%
adidas AG (a)	2,605	948,299
Allianz SE Registered	5,634	1,378,482
BASF SE	12,366	976,480
Bayer AG Registered	13,268	779,863
Bayerische Motoren Werke AG	4,513	398,345
Bechtle AG	370	80,690
Beiersdorf AG	1,364	157,260
Brenntag AG	2,193	169,714
Carl Zeiss Meditec AG	567	75,448
Commerzbank AG (a)	13,241	85,205
Continental AG	1,488	220,490
Covestro AG (c)	2,426	149,642
Daimler AG Registered	11,500	812,036
Delivery Hero AG (a) (c)	1,776	275,654
Deutsche Bank AG Registered (a)	26,910	292,969
Deutsche Boerse AG	2,598	441,063
Deutsche Lufthansa AG Registered (a)	4,041	53,408
Deutsche Post AG Registered	13,274	656,900
Deutsche Telekom AG Registered	45,532	832,081
Deutsche Wohnen SE	4,660	248,764
E.ON SE	31,016	343,502
Evonik Industries AG	2,943	95,881
Fresenius Medical Care AG & Co. KGaA	2,905	242,303
Fresenius SE & Co. KGaA	5,706	263,663
GEA Group AG	2,095	74,963
Hannover Rueck SE	813	129,185
HeidelbergCement AG	2,101	157,161
HelloFresh SE (a)	2,016	155,793
Henkel AG & Co. KGaA	1,374	132,264
HOCHTIEF AG	289	28,094
Infineon Technologies AG	17,909	687,288
KION Group AG	899	78,160
Knorr-Bremse AG	1,042	141,947
LANXESS AG	1,091	83,662
LEG Immobilien AG	982	152,248
Merck KGaA	1,766	302,716
MTU Aero Engines AG	721	187,857
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,908	565,075
Nemetschek SE	753	55,576
Puma SE (a)	980	110,479
Puma SE (a)	257	28,977
Rational AG	69	64,202
RWE AG	8,722	368,380
SAP SE	14,175	1,862,716
Scout24 AG (c)	1,498	122,718
Siemens AG Registered	10,462	1,497,390
Siemens Energy AG (a)	5,437	199,543
Siemens Healthineers AG (c)	3,644	186,560
Symrise AG	1,781	235,560
Teamviewer AG (a) (c)	2,098	112,359
Telefonica Deutschland Holding AG	14,241	39,257
Uniper SE	2,854	98,474
United Internet AG Registered	1,454	61,269
Volkswagen AG	427	88,757

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vonovia SE	6,948	$506,662
Zalando SE (a) (c)	2,089	232,755
		18,726,189
Hong Kong — 2.5%
AIA Group Ltd.	163,780	2,017,388
The Bank of East Asia Ltd.	19,595	42,000
BOC Hong Kong Holdings Ltd.	50,000	151,951
CLP Holdings Ltd.	21,499	199,022
Galaxy Entertainment Group Ltd.	29,000	225,565
Hang Lung Properties Ltd.	27,000	71,461
Hang Seng Bank Ltd.	10,300	177,977
Henderson Land Development Co. Ltd.	19,325	75,446
HK Electric Investments & HK Electric Investments Ltd. Class SS	40,206	39,571
HKT Trust & HKT Ltd.	52,840	68,593
Hong Kong & China Gas Co. Ltd.	146,753	219,572
Hong Kong Exchanges & Clearing Ltd.	16,281	895,461
Link REIT	27,303	248,769
MTR Corp. Ltd.	21,028	117,624
New World Development Co. Ltd.	19,722	91,889
PCCW Ltd.	66,136	39,830
Power Assets Holdings Ltd.	19,500	105,774
Sino Land Co. Ltd.	44,205	57,613
SJM Holdings Ltd.	30,000	33,610
Sun Hung Kai Properties Ltd.	17,758	229,260
Swire Pacific Ltd. Class A	6,000	33,363
Swire Properties Ltd.	17,196	50,112
Techtronic Industries Co. Ltd.	18,903	270,656
		5,462,507
Ireland — 0.8%
CRH PLC (a)	10,856	458,909
DCC PLC	1,301	92,475
Flutter Entertainment PLC (a)	2,230	456,778
James Hardie Industries PLC	6,015	177,929
Kerry Group PLC Class A	2,209	320,008
Kingspan Group PLC (a)	2,106	147,842
Smurfit Kappa Group PLC	3,115	144,877
		1,798,818
Israel — 0.6%
Azrieli Group Ltd.	547	34,814
Bank Hapoalim B.M. (a)	15,145	103,933
Bank Leumi Le-Israel BM	19,460	114,862
Check Point Software Technologies Ltd. (a)	1,475	196,042
CyberArk Software Ltd. (a)	534	86,289
Elbit Systems Ltd.	334	44,004
Israel Chemicals Ltd.	11,207	57,200
Israel Discount Bank Ltd. Class A	17,833	68,799
Mizrahi Tefahot Bank Ltd.	1,929	44,710
Nice Ltd. (a)	868	245,176
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	14,747	142,308
Wix.com Ltd. (a)	753	188,220
		1,326,357

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 1.8%
Amplifon SpA (a)	1,626	$67,380
Assicurazioni Generali SpA	15,270	265,764
Atlantia SpA (a)	6,990	125,493
DiaSorin SpA	361	75,160
Enel SpA	110,941	1,120,323
Eni SpA	34,185	353,859
FinecoBank Banca Fineco SpA (a)	8,249	134,621
Infrastrutture Wireless Italiane SpA (c)	4,441	53,834
Intesa Sanpaolo SpA (a)	227,333	530,376
Mediobanca Banca di Credito Finanziario SpA	8,084	73,884
Moncler SpA (a)	2,716	166,127
Nexi SpA (a) (c)	6,178	122,726
Poste Italiane SpA (c)	6,935	70,410
Prysmian SpA	3,395	121,031
Recordati Industria Chimica e Farmaceutica SpA	1,409	77,876
Snam SpA	27,607	155,030
Telecom Italia SpA	123,893	57,056
Terna Rete Elettrica Nazionale SpA	19,590	149,466
UniCredit SpA (a)	29,418	272,229
		3,992,645
Japan — 25.2%
ABC-Mart, Inc.	500	27,821
Acom Co. Ltd.	6,300	26,958
Advantest Corp.	2,700	202,708
Aeon Co. Ltd.	9,000	295,430
Aeon Mall Co. Ltd.	1,500	24,843
AGC, Inc. (b)	2,500	87,309
Air Water, Inc.	2,800	49,957
Aisin Seiki Co. Ltd.	2,200	66,116
Ajinomoto Co. Inc.	6,500	147,301
Alfresa Holdings Corp.	2,500	45,841
Amada Holdings Co. Ltd.	3,800	41,971
ANA Holdings, Inc. (a)	2,100	46,429
Asahi Group Holdings Ltd. (b)	6,200	255,554
Asahi Intecc Co. Ltd.	2,700	98,566
Asahi Kasei Corp.	17,300	177,941
Astellas Pharma, Inc.	25,300	391,125
Azbil Corp.	1,600	87,516
Bandai Namco Holdings, Inc.	2,800	242,341
The Bank of Kyoto Ltd.	800	41,885
Bridgestone Corp. (b)	7,300	239,798
Brother Industries Ltd.	3,000	61,931
Calbee, Inc.	1,300	39,156
Canon, Inc. (b)	13,800	265,007
Capcom Co. Ltd.	1,200	78,019
Casio Computer Co. Ltd.	2,900	53,124
Central Japan Railway Co.	2,000	284,075
Century Tokyo Leasing Corp.	600	47,661
The Chiba Bank Ltd.	6,200	34,193
Chubu Electric Power Co. Inc.	9,100	109,569
Chugai Pharmaceutical Co. Ltd.	9,100	485,839
The Chugoku Electric Power Co., Inc.	3,900	45,947
Coca-Cola Bottlers Japan Holdings, Inc. (b)	1,900	29,686
Concordia Financial Group Ltd.	12,700	45,046
Cosmos Pharmaceutical Corp.	300	48,466

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CyberAgent, Inc.	1,400	$96,591
Dai Nippon Printing Co. Ltd.	3,600	64,936
Dai-ichi Life Holdings, Inc.	14,800	224,811
Daifuku Co. Ltd.	1,400	173,286
Daiichi Sankyo Co. Ltd.	23,100	791,877
Daikin Industries Ltd.	3,400	757,237
Daito Trust Construction Co. Ltd.	900	84,176
Daiwa House Industry Co. Ltd.	7,700	229,842
Daiwa House REIT Investment Corp.	26	64,311
Daiwa Securities Group, Inc.	19,300	88,025
Denso Corp.	5,900	351,281
Dentsu Group, Inc. (b)	3,000	89,271
Disco Corp.	400	134,916
East Japan Railway Co.	4,100	274,452
Eisai Co. Ltd.	3,500	250,422
ENEOS Holdings, Inc.	43,500	156,388
FANUC Corp.	2,600	640,165
Fast Retailing Co. Ltd.	800	717,876
Fuji Electric Co. Ltd.	1,700	61,348
FUJIFILM Holdings Corp.	5,000	263,700
Fujitsu Ltd.	2,700	390,861
Fukuoka Financial Group, Inc.	2,100	37,641
GLP J-REIT	51	80,418
GMO Payment Gateway, Inc.	500	66,794
Hakuhodo DY Holdings, Inc.	2,900	39,862
Hamamatsu Photonics KK	1,900	108,783
Hankyu Hanshin Holdings, Inc.	3,100	103,361
Harmonic Drive Systems, Inc.	500	44,732
Hikari Tsushin, Inc.	300	70,148
Hino Motors Ltd.	4,200	35,975
Hirose Electric Co. Ltd.	425	64,434
Hisamitsu Pharmaceutical Co., Inc.	600	35,674
Hitachi Construction Machinery Co. Ltd.	1,500	42,772
Hitachi Ltd.	13,300	524,810
Hitachi Metals Ltd.	2,800	42,652
Honda Motor Co. Ltd.	22,300	622,800
Hoshizaki Corp. (b)	700	64,323
Hoya Corp.	5,100	704,968
Hulic Co. Ltd. (b)	4,500	49,487
Ibiden Co. Ltd.	1,400	65,070
Idemitsu Kosan Co. Ltd.	2,671	58,812
Iida Group Holdings Co. Ltd.	2,000	40,434
Inpex Corp. (b)	14,200	76,737
Isuzu Motors Ltd.	7,700	73,308
Ito En Ltd.	800	50,621
ITOCHU Corp.	18,000	518,422
Itochu Techno-Solutions Corp.	1,400	49,844
Japan Airlines Co. Ltd. (a)	1,200	23,249
Japan Airport Terminal Co. Ltd.	600	36,443
Japan Exchange Group, Inc.	6,900	176,428
Japan Post Bank Co. Ltd.	5,000	41,305
Japan Post Holdings Co. Ltd.	21,300	165,941
Japan Post Insurance Co. Ltd.	2,900	59,446
Japan Real Estate Investment Corp.	18	103,950
Japan Retail Fund Investment Corp.	34	62,004
Japan Tobacco, Inc. (b)	16,500	336,246
JFE Holdings, Inc. (a)	6,800	65,303
JSR Corp.	2,500	69,829

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kajima Corp.	5,800	$77,835
Kakaku.com, Inc.	1,800	49,422
The Kansai Electric Power Co., Inc.	9,500	90,335
Kansai Paint Co. Ltd.	2,500	77,031
Kao Corp.	6,600	510,278
KDDI Corp.	21,700	644,433
Keihan Holdings Co. Ltd.	1,300	62,391
Keikyu Corp.	3,100	53,317
Keio Corp.	1,400	108,697
Keisei Electric Railway Co. Ltd.	1,700	57,646
Keyence Corp.	2,500	1,406,956
Kikkoman Corp.	2,000	138,911
Kintetsu Group Holdings Co. Ltd.	2,300	100,934
Kirin Holdings Co. Ltd. (b)	11,300	266,798
Kobayashi Pharmaceutical Co. Ltd.	700	85,574
Kobe Bussan Co. Ltd.	1,800	55,560
Koei Tecmo Holdings Co. Ltd.	600	36,679
Koito Manufacturing Co. Ltd.	1,500	102,020
Komatsu Ltd.	12,000	328,832
Konami Holdings Corp.	1,200	67,543
Kose Corp.	400	68,361
Kubota Corp. (b)	14,300	312,409
Kuraray Co. Ltd.	4,100	43,790
Kurita Water Industries Ltd.	1,400	53,589
Kyocera Corp.	4,400	270,058
Kyowa Kirin Co. Ltd.	3,800	103,858
Kyushu Electric Power Co, Inc.	5,300	45,891
Kyushu Railway Co.	2,200	47,527
Lasertec Corp.	1,000	117,634
Lawson, Inc.	800	37,279
Lion Corp.	2,900	70,269
LIXIL Group Corp.	3,500	76,018
M3, Inc.	6,000	567,524
Makita Corp.	3,100	155,615
Marubeni Corp.	22,700	151,300
Marui Group Co. Ltd.	2,400	42,225
Mazda Motor Corp.	7,100	47,758
McDonald's Holdings Co. Japan Ltd. (b)	900	43,585
Medipal Holdings Corp.	2,700	50,754
MEIJI Holdings Co. Ltd.	1,600	112,510
Mercari, Inc. (a)	1,200	53,335
MinebeaMitsumi, Inc.	5,100	101,465
MISUMI Group, Inc.	3,900	128,092
Mitsubishi Chemical Holding Corp.	17,300	105,240
Mitsubishi Corp.	18,400	453,759
Mitsubishi Electric Corp.	24,200	366,347
Mitsubishi Estate Co. Ltd.	16,200	261,620
Mitsubishi Gas Chemical Co., Inc.	2,100	48,352
Mitsubishi Heavy Industries Ltd.	4,400	134,851
Mitsubishi UFJ Financial Group, Inc.	165,900	734,710
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,400	30,885
Mitsui & Co. Ltd.	22,400	410,957
Mitsui Chemicals, Inc.	2,500	73,445
Mitsui Fudosan Co. Ltd.	12,700	267,689
Miura Co. Ltd.	1,300	72,616
Mizuho Financial Group, Inc.	32,700	416,830
MonotaRO Co. Ltd.	1,700	86,439
MS&AD Insurance Group Holdings, Inc.	5,700	173,805

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Murata Manufacturing Co. Ltd.	7,700	$693,471
Nabtesco Corp. (b)	1,600	70,236
Nagoya Railroad Co. Ltd.	2,400	63,374
NEC Corp.	3,400	182,045
Nexon Co. Ltd.	6,500	200,187
NGK Insulators Ltd.	3,500	54,119
NGK Spark Plug Co. Ltd.	1,800	30,818
NH Foods Ltd.	1,000	44,018
Nidec Corp.	6,100	768,569
Nihon M&A Center, Inc.	2,000	133,840
Nintendo Co. Ltd.	1,500	957,284
Nippon Building Fund, Inc.	20	115,837
Nippon Express Co. Ltd.	1,000	67,278
Nippon Paint Holdings Co. Ltd. (b)	2,000	219,859
Nippon Prologis REIT, Inc.	30	93,652
Nippon Shinyaku Co. Ltd.	600	39,405
Nippon Steel Corp. (a)	11,400	147,856
Nippon Telegraph & Telephone Corp.	17,700	453,850
Nippon Yusen KK	2,300	53,658
Nissan Chemical Corp.	1,600	100,281
Nissan Motor Co. Ltd. (a)	31,600	171,912
Nisshin Seifun Group, Inc.	2,700	42,982
Nissin Foods Holdings Co. Ltd.	900	77,127
Nitori Holdings Co. Ltd.	1,100	230,611
Nitto Denko Corp.	2,200	197,545
Nomura Holdings, Inc.	43,100	228,159
Nomura Real Estate Holdings, Inc.	1,300	28,917
Nomura Real Estate Master Fund, Inc.	59	84,418
Nomura Research Institute Ltd.	4,500	160,790
NSK Ltd.	4,600	40,197
NTT Data Corp.	8,900	121,961
Obayashi Corp.	8,600	74,500
Obic Co. Ltd.	900	181,004
Odakyu Electric Railway Co. Ltd.	4,000	125,737
Oji Holdings Corp.	11,000	62,659
Olympus Corp.	16,000	350,242
Omron Corp.	2,600	232,043
Ono Pharmaceutical Co. Ltd.	4,700	141,643
Oracle Corp.	500	65,062
Oriental Land Co. Ltd.	2,700	446,277
ORIX Corp.	18,000	279,343
Orix JREIT, Inc.	39	64,480
Osaka Gas Co. Ltd.	5,300	108,570
Otsuka Corp.	1,500	79,039
Otsuka Holdings Co. Ltd. (b)	5,300	227,239
Pan Pacific International Holding Corp.	5,800	133,973
Panasonic Corp.	30,700	354,736
PeptiDream, Inc. (a)	1,300	66,070
Persol Holdings Co. Ltd.	2,400	43,382
Pigeon Corp. (b)	1,600	66,131
Pola Orbis Holdings, Inc. (b)	1,200	24,386
Rakuten, Inc. (a) (b)	12,300	118,132
Recruit Holdings Co. Ltd.	18,500	775,955
Renesas Electronics Corp. (a)	10,300	108,077
Resona Holdings, Inc.	28,200	99,301
Ricoh Co. Ltd.	9,200	60,404
Rinnai Corp.	500	58,085
Rohm Co. Ltd.	1,200	116,395

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ryohin Keikaku Co. Ltd.	3,100	$63,331
Santen Pharmaceutical Co. Ltd.	5,100	82,847
SBI Holdings, Inc.	3,342	79,395
SCSK Corp.	600	34,345
Secom Co. Ltd.	2,900	267,751
Sega Sammy Holdings, Inc.	2,300	36,296
Seibu Holdings, Inc.	2,900	28,481
Seiko Epson Corp.	4,100	60,943
Sekisui Chemical Co. Ltd.	4,800	91,059
Sekisui House Ltd.	8,700	177,250
Seven & i Holdings Co. Ltd.	10,200	362,218
SG Holdings Co. Ltd.	4,300	117,382
Sharp Corp. (b)	3,200	48,576
Shimadzu Corp.	3,000	116,850
Shimamura Co. Ltd.	300	31,471
Shimano, Inc.	1,000	233,538
Shimizu Corp.	6,700	48,934
Shin-Etsu Chemical Co. Ltd.	4,800	840,305
Shinsei Bank Ltd. (b)	2,400	29,783
Shionogi & Co. Ltd.	3,700	202,248
Shiseido Co. Ltd.	5,500	381,517
The Shizuoka Bank Ltd.	5,100	37,568
SMC Corp.	700	427,506
Softbank Corp.	39,300	492,690
SoftBank Group Corp.	21,300	1,668,122
Sohgo Security Services Co. Ltd.	900	46,711
Sompo Holdings, Inc.	4,500	183,563
Sony Corp.	17,100	1,719,297
Square Enix Holdings Co. Ltd.	1,300	78,887
Stanley Electric Co. Ltd.	1,900	61,313
Subaru Corp.	8,400	168,315
Sumco Corp.	3,600	79,041
Sumitomo Chemical Co. Ltd.	20,000	80,574
Sumitomo Corp.	16,700	221,365
Sumitomo Dainippon Pharma Co. Ltd.	2,600	38,359
Sumitomo Electric Industries Ltd.	10,400	137,963
Sumitomo Metal Mining Co. Ltd.	3,200	142,264
Sumitomo Mitsui Financial Group, Inc.	17,500	541,504
Sumitomo Mitsui Trust Holdings, Inc.	4,700	145,735
Sumitomo Realty & Development Co. Ltd.	4,300	132,864
Sundrug Co. Ltd.	800	31,926
Suntory Beverage & Food Ltd. (b)	1,900	67,248
Suzuken Co. Ltd.	800	28,937
Suzuki Motor Corp.	4,900	227,491
Sysmex Corp.	2,300	276,608
T&D Holdings, Inc.	7,100	84,027
Taiheiyo Cement Corp.	1,600	40,254
Taisei Corp.	2,600	89,975
Taisho Pharmaceutical Holdings Co. Ltd.	500	33,711
Taiyo Nippon Sanso Corp.	2,100	39,070
Takeda Pharmaceutical Co. Ltd.	21,541	780,897
TDK Corp.	1,800	271,492
Teijin Ltd.	2,100	39,597
Terumo Corp.	8,800	368,057
THK Co. Ltd.	1,400	45,285
TIS, Inc.	3,000	61,526
Tobu Railway Co. Ltd.	2,700	80,761
Toho Co. Ltd.	1,600	67,485

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Toho Gas Co. Ltd.	1,000	$66,438
Tohoku Electric Power Co., Inc.	6,000	49,726
Tokio Marine Holdings, Inc.	8,600	445,506
Tokyo Electric Power Co. Holdings, Inc. (a)	18,500	48,825
Tokyo Electron Ltd.	2,000	745,972
Tokyo Gas Co. Ltd.	5,100	118,557
Tokyu Corp.	6,700	83,354
Tokyu Fudosan Holdings Corp.	9,000	48,101
Toppan Printing Co. Ltd.	3,400	48,007
Toray Industries, Inc.	19,100	113,336
Toshiba Corp.	5,300	148,420
Tosoh Corp.	3,500	54,840
TOTO Ltd.	1,900	114,340
Toyo Suisan Kaisha Ltd.	1,200	58,387
Toyoda Gosei Co. Ltd.	800	23,255
Toyota Industries Corp.	2,000	158,969
Toyota Motor Corp.	28,800	2,208,354
Toyota Tsusho Corp.	2,800	113,288
Trend Micro, Inc. (a)	1,900	109,386
Tsuruha Holdings, Inc.	500	71,285
Unicharm Corp.	5,300	251,470
United Urban Investment Corp.	43	53,211
USS Co. Ltd.	3,000	60,688
Welcia Holdings Co. Ltd.	1,200	45,271
West Japan Railway Co.	2,300	120,913
Yakult Honsha Co. Ltd.	1,700	85,696
Yamada Denki Co. Ltd.	9,500	50,478
Yamaha Corp.	1,700	100,210
Yamaha Motor Co. Ltd.	3,600	73,613
Yamato Holdings Co. Ltd.	4,400	112,392
Yamazaki Baking Co. Ltd. (b)	1,700	28,409
Yaskawa Electric Corp.	3,400	169,386
Yokogawa Electric Corp.	3,100	61,870
Z Holdings Corp.	36,700	222,591
ZOZO, Inc.	1,600	39,569
		54,617,252
Luxembourg — 0.3%
ArcelorMittal SA (a)	9,723	223,129
Aroundtown SA	13,976	104,512
Eurofins Scientific SE (a)	1,790	150,193
SES SA	5,372	50,814
Tenaris SA	7,095	57,317
		585,965
Netherlands — 5.0%
ABN AMRO Bank NV (a) (c)	5,832	57,210
Adyen NV (a) (c)	248	577,073
Aegon NV	24,097	96,233
Airbus SE (a)	8,053	884,617
Akzo Nobel NV	2,608	280,150
Altice Europe NV (a)	8,742	56,915
Argenx SE (a)	613	180,698
ASML Holding NV	5,776	2,791,321
CNH Industrial NV (a)	14,222	180,220
Davide Campari-Milano NV	7,793	89,139
EXOR NV	1,336	107,237

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ferrari NV	170	$39,311
Ferrari NV	1,554	356,674
Fiat Chrysler Automobiles NV (a)	4,004	71,599
Fiat Chrysler Automobiles NV (a) (b)	11,145	201,613
Heineken Holding NV	1,455	137,053
Heineken NV	3,565	397,568
ING Groep NV (a)	52,586	498,167
JDE Peet's NV (a)	1,014	45,710
Just Eat Takeaway (a) (c)	1,710	192,760
Koninklijke Ahold Delhaize NV	15,050	425,015
Koninklijke DSM NV	2,329	401,208
Koninklijke KPN NV	48,248	146,277
Koninklijke Philips NV (a)	12,436	665,529
Koninklijke Vopak NV	1,054	55,270
NN Group NV	4,006	175,253
Prosus NV	6,572	706,972
QIAGEN NV (a)	3,239	167,997
Randstad NV (a)	1,688	109,882
STMicroelectronics NV	8,737	323,708
Wolters Kluwer NV	3,752	316,680
		10,735,059
New Zealand — 0.4%
The a2 Milk Co. Ltd. (a) (b)	10,475	90,847
Auckland International Airport Ltd. (a)	16,890	92,308
Fisher & Paykel Healthcare Corp. Ltd.	7,923	188,149
Mercury NZ Ltd.	10,346	48,601
Meridian Energy Ltd.	17,222	91,927
Ryman Healthcare Ltd.	5,546	60,710
Spark New Zealand Ltd.	25,321	85,611
Xero Ltd. (a)	1,655	188,417
		846,570
Norway — 0.6%
Adevinta ASA (a)	3,053	51,259
DNB ASA (a)	13,022	256,388
Equinor ASA	12,996	215,638
Gjensidige Forsikring ASA	2,250	50,223
Mowi ASA	6,193	137,933
Norsk Hydro ASA	17,756	81,923
Orkla ASA	10,367	105,180
Schibsted ASA Class A (a)	860	36,636
Schibsted ASA Class B (a)	1,466	54,787
Telenor ASA	9,757	165,242
Yara International ASA	2,530	105,034
		1,260,243
Papua New Guinea — 0.0%
Oil Search Ltd.	25,589	73,227
Portugal — 0.2%
Banco Espirito Santo SA (a) (d)	39,664	—
EDP - Energias de Portugal SA	38,116	240,187
Galp Energia SGPS SA	7,206	77,083

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jeronimo Martins SGPS SA	3,264	$55,200
		372,470
Singapore — 1.0%
Ascendas REIT	44,532	100,276
CapitaLand Ltd.	34,246	84,885
CapitaLand Mall Trust	64,462	105,202
City Developments Ltd.	6,800	41,033
DBS Group Holdings, Ltd.	24,651	466,271
Genting Singapore Ltd.	77,400	49,699
Keppel Corp. Ltd.	20,100	81,711
Mapletree Commercial Trust	28,500	45,875
Mapletree Logistics Trust	35,500	54,007
Oversea-Chinese Banking Corp. Ltd.	44,987	342,023
Singapore Airlines Ltd. (a)	17,949	58,016
Singapore Exchange Ltd.	11,300	79,531
Singapore Technologies Engineering Ltd.	19,900	57,456
Singapore Telecommunications Ltd.	114,900	200,601
Suntec REIT	28,100	31,642
United Overseas Bank Ltd.	15,893	271,324
UOL Group Ltd.	6,669	38,993
Venture Corp. Ltd.	3,800	56,065
Wilmar International Ltd.	26,900	94,719
		2,259,329
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	3,853	127,923
Aena SME SA (a) (c)	857	149,647
Amadeus IT Group SA	6,201	448,938
Banco Bilbao Vizcaya Argentaria SA	89,483	438,654
Banco Santander SA (a)	233,648	725,449
CaixaBank SA	51,453	132,223
Cellnex Telecom SAU (c)	4,375	262,650
Enagas SA	3,429	75,295
Endesa SA (b)	4,453	122,097
Ferrovial SA	6,448	178,173
Grifols SA (b)	4,268	124,597
Iberdrola SA	81,697	1,168,394
Industria de Diseno Textil SA	14,987	477,215
Naturgy Energy Group SA	4,127	96,310
Red Electrica Corp. SA	6,111	125,649
Repsol SA (b)	20,043	202,055
Siemens Gamesa Renewable Energy SA	3,396	137,864
Telefonica SA	65,985	263,817
		5,256,950
Sweden — 3.2%
Alfa Laval AB (a)	4,502	123,729
Assa Abloy AB Class B	13,816	339,824
Atlas Copco AB Class A	9,042	462,415
Atlas Copco AB Class B	5,204	233,801
Boliden AB	3,825	135,359
Electrolux AB Series B	3,058	71,080
Epiroc AB Class A	9,143	166,198
Epiroc AB Class B	5,116	86,669

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EQT AB (b)	3,425	$87,532
Essity AB Class B	8,468	272,140
Evolution Gaming Group AB (c)	2,211	224,165
Fastighets AB Balder Class B (a)	1,291	67,450
Hennes & Mauritz AB Class B (a)	11,026	230,315
Hexagon AB Class B	3,782	344,402
Husqvarna AB Class B	5,458	70,607
ICA Gruppen AB	1,278	63,857
Industrivarden AB Class A (a)	1,206	40,327
Industrivarden AB Class C (a)	2,212	71,641
Investment AB Latour	2,105	51,263
Investor AB Class B	6,233	455,553
Kinnevik AB	3,290	166,067
L E Lundbergforetagen AB Class B (a)	1,060	56,747
Lundin Energy AB	2,607	70,397
Nibe Industrier AB Class B	4,158	136,537
Sandvik AB (a)	15,548	380,059
Securitas AB Class B	4,370	70,467
Skandinaviska Enskilda Banken AB Class A (a)	22,000	225,839
Skanska AB Class B	4,803	122,314
SKF AB Class B	5,429	140,662
Svenska Cellulosa AB Class B (a)	8,480	147,897
Svenska Handelsbanken AB Class A (a)	20,957	210,276
Swedbank AB Class A (a)	12,280	215,907
Swedish Match AB	2,243	174,240
Tele2 AB Class B	6,980	92,262
Telefonaktiebolaget LM Ericsson Class B	40,100	475,552
Telia Co AB	32,302	133,670
Volvo AB Class B (a)	19,116	449,844
		6,867,064
Switzerland — 9.6%
ABB Ltd. Registered	24,710	691,172
Adecco Group AG Registered	2,047	137,256
Alcon, Inc. (a)	6,705	447,623
Baloise Holding AG Registered	648	115,731
Banque Cantonale Vaudoise Registered	452	49,151
Barry Callebaut AG Registered	43	102,140
Chocoladefabriken Lindt & Spruengli AG	14	136,449
Chocoladefabriken Lindt & Spruengli AG Registered	1	99,931
Cie Financiere Richemont SA Registered	7,162	647,175
Clariant AG	2,675	56,834
Coca-Cola HBC AG	2,837	92,271
Credit Suisse Group AG Registered	33,391	429,562
EMS-Chemie Holding AG Registered	115	110,937
Geberit AG Registered	500	312,838
Givaudan SA Registered	127	534,959
Julius Baer Group Ltd.	3,045	176,380
Kuehne & Nagel International AG Registered	748	169,565
LafargeHolcim Ltd. Registered	2,837	155,687
LafargeHolcim Ltd. Registered	4,338	237,033
Logitech International SA Registered	2,273	220,455
Lonza Group AG Registered	997	640,339
Nestle SA Registered	39,120	4,605,554
Novartis AG Registered	30,103	2,843,252
Partners Group Holding AG	258	301,368
Roche Holding AG	9,532	3,325,790
Schindler Holding AG	571	154,181

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Schindler Holding AG Registered	264	$71,061
SGS SA Registered	84	253,230
Sika AG Registered	1,930	526,894
Sonova Holding AG Registered (a)	758	195,142
Straumann Holding AG Registered	141	164,213
The Swatch Group AG	393	107,112
The Swatch Group AG Registered	681	35,946
Swiss Life Holding AG Registered	415	193,184
Swiss Prime Site AG Registered	1,082	106,374
Swiss Re AG	3,887	365,684
Swisscom AG Registered	355	191,234
Temenos Group AG Registered	935	130,465
UBS Group AG Registered	49,137	687,251
Vifor Pharma AG	641	101,048
Zurich Insurance Group AG	2,062	873,960
		20,796,431
United Kingdom — 14.0%
3i Group PLC	13,256	211,784
Admiral Group PLC	2,726	108,369
Anglo American PLC	16,711	556,598
Antofagasta PLC	5,591	110,205
Ashtead Group PLC	5,933	279,199
Associated British Foods PLC (a)	4,788	148,345
AstraZeneca PLC	17,782	1,776,581
Auto Trader Group PLC (c)	13,235	107,939
Aveva Group PLC	1,403	61,250
Aviva PLC	54,461	244,267
BAE Systems PLC	43,661	292,015
Barclays PLC (a)	238,977	479,629
Barratt Developments PLC (a)	14,242	130,658
The Berkeley Group Holdings PLC	1,733	112,491
BHP Group PLC	28,345	746,999
BP PLC	276,633	952,935
British American Tobacco PLC	31,374	1,166,954
The British Land Co. PLC	12,184	81,537
BT Group PLC	121,109	219,215
Bunzl PLC	4,557	152,325
Burberry Group PLC (a)	5,684	139,227
Coca-Cola European Partners PLC	2,731	136,086
Compass Group PLC	24,279	453,056
Croda International PLC	1,832	165,514
Diageo PLC	31,841	1,258,391
Direct Line Insurance Group PLC	18,830	81,851
Entain PLC (a)	7,728	119,959
Evraz PLC	6,253	40,352
Experian PLC	12,636	481,495
Ferguson PLC	3,104	377,481
Fresnillo PLC	2,429	37,576
GlaxoSmithKline PLC	68,404	1,253,371
Glencore PLC (a)	137,293	437,951
Halma PLC	4,844	162,306
Hargreaves Lansdown PLC	4,735	98,851
Hikma Pharmaceuticals PLC	2,449	84,359
HSBC Holdings PLC (a)	276,269	1,441,494
Imperial Brands PLC	12,899	271,026
Informa PLC (a)	21,085	158,444
InterContinental Hotels Group PLC (a)	2,385	154,936

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intertek Group PLC	2,195	$169,623
J Sainsbury PLC	25,225	77,818
JD Sports Fashion PLC (a)	5,518	65,009
Johnson Matthey PLC	2,681	89,007
Kingfisher PLC (a)	30,388	112,446
Land Securities Group PLC	9,957	91,838
Legal & General Group PLC	82,680	303,903
Lloyds Banking Group PLC (a)	967,294	487,596
London Stock Exchange Group PLC	4,326	533,244
M&G PLC	37,138	100,599
Melrose Industries PLC (a)	64,619	157,594
Mondi PLC	6,856	161,814
National Grid PLC	48,245	574,626
Natwest Group PLC (a)	67,215	155,454
Next PLC (a)	1,693	164,173
Ocado Group PLC (a)	6,497	203,580
Pearson PLC (b)	9,776	90,553
Persimmon PLC	4,285	162,309
Phoenix Group Holdings PLC	6,997	67,079
Prudential PLC	35,867	662,042
Reckitt Benckiser Group PLC	9,594	858,046
RELX PLC	25,852	635,880
Rentokil Initial PLC (a)	25,417	177,250
Rio Tinto PLC	15,293	1,144,282
Rolls-Royce Holdings PLC (a)	115,825	176,343
Royal Dutch Shell PLC Class A	56,059	995,237
Royal Dutch Shell PLC Class B	49,852	858,866
RSA Insurance Group PLC	13,850	129,006
The Sage Group PLC	15,473	123,246
Schroders PLC	1,719	78,517
Segro PLC	16,398	212,590
Severn Trent PLC	3,356	105,109
Smith & Nephew PLC	12,152	253,758
Smiths Group PLC	5,267	109,010
Spirax-Sarco Engineering PLC	999	154,402
SSE PLC	14,363	296,037
St. James's Place PLC	7,489	116,188
Standard Chartered PLC (a)	36,319	232,889
Standard Life Aberdeen PLC	30,317	117,519
Taylor Wimpey PLC (a)	51,802	117,772
Tesco PLC	129,796	409,786
Unilever PLC	15,436	929,207
Unilever PLC	20,168	1,221,194
United Utilities Group PLC	8,918	109,689
Vodafone Group PLC	360,016	592,455
Whitbread PLC (a)	2,873	121,899
Wm Morrison Supermarkets PLC	34,257	83,096
WPP PLC	16,379	177,958
		30,260,559
TOTAL COMMON STOCK (Cost $177,866,740)		214,058,589
Preferred Stock — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG 6.470%
	763	51,456

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fuchs Petrolub SE 2.180%	973	$55,233
Henkel AG & Co. KGaA 1.980%	2,473	278,668
Porsche Automobil Holding SE 3.240%	2,125	146,475
Sartorius AG 0.290%	493	206,637
Volkswagen AG 2.680%	2,530	471,365
		1,209,834
Italy — 0.0%
Telecom Italia SpA 5.420%
	73,532	38,049
TOTAL PREFERRED STOCK (Cost $1,062,210)		1,247,883

TOTAL EQUITIES (Cost $178,928,950)		215,306,472

Mutual Funds — 0.2%

United States — 0.2%
State Street Navigator Securities Lending Prime Portfolio (e)	378,425	378,425

TOTAL MUTUAL FUNDS (Cost $378,425)		378,425

Warrants — 0.0%

Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23 (a)	14,580	3,788

TOTAL WARRANTS (Cost $0)		3,788

Rights — 0.0%

Spain — 0.0%
Repsol SA (a)	20,043	6,873
Telefonica SA (a) (d)	3,666	14,657

TOTAL RIGHTS (Cost $22,538)		21,530

TOTAL LONG-TERM INVESTMENTS (Cost $179,329,913)		215,710,215

	Principal Amount
Short-Term Investments — 0.3%

Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (f)	$692,154	692,154

TOTAL SHORT-TERM INVESTMENTS (Cost $692,154)		692,154

TOTAL INVESTMENTS — 100.0% (Cost $180,022,067) (g)	216,402,369

Other Assets/(Liabilities) — 0.0%	66,525

NET ASSETS — 100.0%	$216,468,894

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $4,111,364 or 1.90% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,965,069 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $4,120,428 or 1.90% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $14,657 or 0.01% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $692,154. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $706,078.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal	3/17/21	EUR	70,000	USD	86,204	$(549)
BNP Paribas SA	3/17/21	HKD	184,325	USD	23,780	—
BNP Paribas SA	3/17/21	DKK	164,266	USD	26,826	179
BNP Paribas SA	3/17/21	USD	130,883	EUR	107,817	(1,046)
BNP Paribas SA	3/17/21	USD	11,484	NOK	101,065	(300)
Citibank N.A.	3/17/21	GBP	176,603	USD	233,812	7,802
Citibank N.A.	3/17/21	USD	1,989	SGD	2,658	(22)

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	3/17/21	USD	36,907	ILS	119,805	$(423)
Goldman Sachs & Co.	3/17/21	JPY	18,959,695	USD	$182,743	1,029
Morgan Stanley & Co. LLC	3/17/21	EUR	507,585	USD	616,716	4,383
Morgan Stanley & Co. LLC	3/17/21	CHF	73,994	USD	83,530	227
Morgan Stanley & Co. LLC	3/17/21	SEK	804,954	USD	95,268	2,644
Morgan Stanley & Co. LLC	3/17/21	AUD	270,000	USD	207,558	723
Morgan Stanley & Co. LLC	3/17/21	JPY	43,704,363	USD	421,285	2,331
Morgan Stanley & Co. LLC	3/17/21	USD	173,286	AUD	229,506	(3,758)
						$13,220

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	1/28/21	1	$170,608	$4,943
Topix Index	3/11/21	6	1,032,373	16,196
SPI 200 Index	3/18/21	3	380,763	(2,785)
Euro Stoxx 50 Index	3/19/21	39	1,662,676	28,699
FTSE 100 Index	3/19/21	8	705,756	(3,408)
				$43,645

Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

MassMutual Select Overseas Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.1%

Common Stock — 98.0%
Australia — 1.2%
AMP Ltd.	2,322,438	$2,795,195
Brambles Ltd.	282,000	2,310,363
Orica Ltd.	333,277	3,897,630
		9,003,188
Belgium — 1.2%
Anheuser-Busch InBev SA	42,400	2,963,019
KBC Group NV (a)	83,500	5,852,290
		8,815,309
Brazil — 0.2%
Ambev SA ADR	462,525	1,415,326

Canada — 2.7%
Canadian National Railway Co.	79,007	8,678,919
Cenovus Energy, Inc.	777,917	4,736,316
Open Text Corp.	64,000	2,908,131
Restaurant Brands International, Inc.	16,800	1,026,648
Suncor Energy, Inc.	111,072	1,862,980
		19,212,994
Cayman Islands — 1.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	5,800	1,349,834
Alibaba Group Holding Ltd. (a)	38,740	1,131,891
NetEase, Inc.	57,600	1,102,147
Tencent Holdings Ltd.	48,700	3,558,374
Trip.com Group Ltd. ADR (a)	31,900	1,075,987
		8,218,233
Denmark — 1.6%
Carlsberg A/S Class B	21,109	3,384,156
Novo Nordisk A/S Class B	118,607	8,296,024
		11,680,180
Finland — 0.4%
UPM-Kymmene OYJ	84,105	3,129,104

France — 14.9%
Accor SA (a)	171,592	6,251,299
Air Liquide SA	75,011	12,311,459
BNP Paribas SA (a)	204,801	10,802,069
Bureau Veritas SA (a)	44,961	1,195,919
Capgemini SE	46,582	7,223,524

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Danone SA	84,252	$5,537,543
Dassault Systemes SE	14,458	2,937,044
Engie SA (a)	283,206	4,336,235
EssilorLuxottica SA	46,630	7,272,233
L'Oreal SA	15,129	5,748,362
Legrand SA	45,474	4,058,697
LVMH Moet Hennessy Louis Vuitton SE	16,089	10,052,901
Pernod Ricard SA	38,645	7,407,792
Publicis Groupe SA	105,977	5,281,189
Schneider Electric SE	105,450	15,252,867
Valeo SA	71,030	2,805,249
		108,474,382
Germany — 13.2%
Allianz SE Registered	35,250	8,624,688
Bayer AG Registered	279,074	16,403,337
Bayer AG Registered	400	23,756
Bayerische Motoren Werke AG	106,885	9,434,320
Beiersdorf AG	57,147	6,588,644
Continental AG	58,980	8,739,597
Daimler AG Registered	154,773	10,928,810
Deutsche Boerse AG	38,608	6,554,491
Fresenius Medical Care AG & Co. KGaA	51,400	4,287,219
Henkel AG & Co. KGaA	10,200	981,876
Merck KGaA	36,861	6,318,473
MTU Aero Engines AG	10,273	2,676,635
SAP SE	75,680	9,944,998
thyssenkrupp AG (a)	500	4,890
thyssenkrupp AG (a)	448,517	4,452,819
		95,964,553
Hong Kong — 1.8%
AIA Group Ltd.	1,056,600	13,014,847

India — 2.2%
Axis Bank Ltd. (a)	540,705	4,592,144
HDFC Bank Ltd. (a)	94,538	1,864,993
Housing Development Finance Corp. Ltd.	120,880	4,247,763
Tata Consultancy Services Ltd.	138,901	5,455,140
		16,160,040
Indonesia — 0.2%
Bank Mandiri Persero Tbk PT	3,566,200	1,609,319

Ireland — 1.9%
Linde PLC (a)	18,970	4,926,581
Ryanair Holdings PLC (a)	11,700	233,056
Ryanair Holdings PLC Sponsored ADR (a)	79,032	8,691,940
		13,851,577
Israel — 0.8%
Check Point Software Technologies Ltd. (a)	43,056	5,722,573

Italy — 2.5%
Eni SpA	213,611	2,211,152

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intesa Sanpaolo SpA (a)	6,718,070	$15,673,502
		17,884,654
Japan — 10.7%
Daikin Industries Ltd.	46,100	10,267,244
Denso Corp.	40,500	2,411,338
FANUC Corp.	5,500	1,354,195
Hitachi Ltd.	173,000	6,826,479
Hoya Corp.	73,100	10,104,543
Japan Tobacco, Inc. (b)	172,500	3,515,298
Koito Manufacturing Co. Ltd.	51,400	3,495,889
Komatsu Ltd.	118,900	3,258,175
Kose Corp.	18,600	3,178,789
Kubota Corp. (b)	320,300	6,997,526
Kyocera Corp.	81,700	5,014,481
Olympus Corp.	295,200	6,461,962
Shin-Etsu Chemical Co. Ltd.	17,500	3,063,612
SMC Corp.	2,800	1,710,023
Terumo Corp.	168,200	7,034,909
Toyota Motor Corp.	43,600	3,343,203
		78,037,666
Mexico — 0.3%
Grupo Televisa SAB Sponsored ADR (a)	296,700	2,444,808

Netherlands — 5.8%
Akzo Nobel NV	55,040	5,912,358
CNH Industrial NV (a)	825,797	10,464,437
EXOR NV	78,800	6,325,071
ING Groep NV (a)	475,651	4,506,017
Koninklijke Philips NV (a)	134,696	7,208,440
QIAGEN NV (a)	60,251	3,125,037
Randstad NV (a)	66,099	4,302,759
		41,844,119
Portugal — 0.4%
Galp Energia SGPS SA	252,616	2,702,260

Republic of Korea — 0.6%
NAVER Corp.	11,770	3,178,152
Samsung Electronics Co. Ltd.	18,250	1,363,958
		4,542,110
Singapore — 0.6%
DBS Group Holdings, Ltd.	229,800	4,346,640

South Africa — 1.0%
Naspers Ltd.	34,500	7,061,172

Spain — 1.4%
Amadeus IT Group SA	142,534	10,319,140

Sweden — 2.1%
Essity AB Class B	106,059	3,408,465
Hennes & Mauritz AB Class B (a)	217,994	4,553,536
SKF AB Class B	142,100	3,681,735

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Volvo AB Class B (a)	151,300	$3,560,441
		15,204,177
Switzerland — 12.4%
Alcon, Inc. (a)	15,158	1,011,943
Cie Financiere Richemont SA Registered	90,411	8,169,747
Credit Suisse Group AG Registered	915,825	11,781,736
Julius Baer Group Ltd.	58,084	3,364,483
LafargeHolcim Ltd. Registered	55,184	3,028,345
Nestle SA Registered	137,864	16,230,576
Novartis AG Registered	113,688	10,737,922
Roche Holding AG	45,151	15,753,539
Sika AG Registered	14,612	3,989,107
The Swatch Group AG	11,000	2,998,046
UBS Group AG Registered	480,674	6,722,913
Zurich Insurance Group AG	14,549	6,166,461
		89,954,818
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	65,091	7,097,523

United Kingdom — 15.3%
Ashtead Group PLC	63,990	3,011,288
Bunzl PLC	28,231	943,667
Compass Group PLC	399,741	7,459,333
Diageo PLC	166,590	6,583,821
Experian PLC	164,712	6,276,356
G4S PLC (a)	789,500	2,740,210
Glencore PLC (a)	4,464,300	14,240,668
Liberty Global PLC Class C (a)	2,000	47,300
Liberty Global PLC Series A (a)	225,600	5,464,032
Lloyds Banking Group PLC (a)	25,202,900	12,704,345
Natwest Group PLC (a)	2,073,500	4,795,550
Prudential PLC	324,800	5,995,235
Reckitt Benckiser Group PLC	53,629	4,796,346
RELX PLC	196,884	4,840,119
RELX PLC	96,876	2,382,851
Rio Tinto PLC	62,031	4,641,402
Rolls-Royce Holdings PLC (a)	4,230,336	6,440,664
Schroders PLC	93,668	4,278,357
Schroders PLC	300	9,353
Smiths Group PLC	216,267	4,476,051
Tesco PLC	1,634,647	5,160,835
WPP PLC	392,944	4,269,350
		111,557,133
United States — 0.5%
Yum China Holdings, Inc.	59,945	3,422,260

TOTAL COMMON STOCK (Cost $582,817,515)		712,690,105

Preferred Stock — 0.1%

Germany — 0.1%
Henkel AG & Co. KGaA 1.980%
	7,500	845,131

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $720,251)		845,131

TOTAL EQUITIES (Cost $583,537,766)		713,535,236

Warrants — 0.0%

Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23 (a)	189,808	$49,312

TOTAL WARRANTS (Cost $0)		49,312

TOTAL LONG-TERM INVESTMENTS (Cost $583,537,766)		713,584,548

	Principal Amount
Short-Term Investments — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (c)	$14,143,005	14,143,005

TOTAL SHORT-TERM INVESTMENTS (Cost $14,143,005)		14,143,005

TOTAL INVESTMENTS — 100.1% (Cost $597,680,771) (d)		727,727,553

Other Assets/(Liabilities) — (0.1)%		(541,522)

NET ASSETS — 100.0%		$727,186,031

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $10,262,053 or 1.41% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $10,852,860 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $14,143,005. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $14,425,903.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co	6/16/21	USD	3,586,033	CHF	3,164,000	$(4,892)

Currency Legend
CHF	Swiss Franc
USD	U.S. Dollar

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.6%

Common Stock — 97.5%
Australia — 2.4%
Australia & New Zealand Banking Group Ltd.	112,931	$1,978,914
BHP Group Ltd.	292,308	9,523,071
Challenger Ltd.	203,921	1,013,601
CSL Ltd.	4,951	1,081,831
Downer EDI Ltd.	689,943	2,839,420
IGO Ltd.	575,655	2,834,609
Incitec Pivot Ltd. (a)	1,072,375	1,891,549
Macquarie Group Ltd.	25,237	2,696,640
Rio Tinto Ltd.	14,340	1,259,551
Scentre Group	1,420,777	3,049,336
South32 Ltd.	2,495,130	4,757,614
Treasury Wine Estates Ltd.	259,169	1,880,005
Worley Ltd.	398,944	3,535,229
		38,341,370
Austria — 0.7%
BAWAG Group AG (a) (b)	78,807	3,697,305
Erste Group Bank AG (a)	267,764	8,083,858
		11,781,163
Belgium — 0.5%
Anheuser-Busch InBev SA	29,189	2,039,801
Galapagos NV (a)	403	39,654
KBC Group NV (a)	53,629	3,758,712
Umicore SA	41,080	1,973,452
		7,811,619
Bermuda — 0.6%
China Resources Gas Group Ltd.	128,000	680,804
Credicorp Ltd.	29,537	4,844,659
Hiscox Ltd. (a)	104,554	1,441,530
Hongkong Land Holdings Ltd.	317,200	1,310,374
Kunlun Energy Co. Ltd	724,000	626,129
		8,903,496
Brazil — 0.9%
Ambev SA	59,900	181,005
B3 SA - Brasil Bolsa Balcao	198,100	2,376,197
Banco BTG Pactual SA	21,100	383,985
BRF SA (a)	75,400	315,021
CCR SA	112,800	294,026
EDP - Energias do Brasil SA	454,471	1,724,556

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lojas Renner SA	150,858	$1,272,023
Magazine Luiza SA	302,757	1,455,978
Raia Drogasil SA	556,030	2,689,425
Rede D'Or Sao Luiz SA (a)	123,097	1,618,637
Suzano SA (a)	115,509	1,293,369
		13,604,222
British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (a) (b)	42,801	1,121,365
Canada — 2.9%
Element Fleet Management Corp.	278,926	2,931,911
Franco-Nevada Corp.	17,578	2,203,982
Lightspeed POS, Inc. (a)	20,090	1,417,932
Lundin Mining Corp.	194,542	1,727,021
Magna International, Inc.	168,568	11,934,614
Manulife Financial Corp.	107,094	1,905,632
National Bank of Canada (c)	113,208	6,371,452
Seven Generations Energy Ltd. Class A (a)	515,599	2,677,437
Sun Life Financial, Inc.	145,457	6,467,803
TC Energy Corp.	54,970	2,234,816
TMX Group Ltd.	44,546	4,449,351
Waste Connections, Inc.	22,973	2,356,341
		46,678,292
Cayman Islands — 6.1%
Alibaba Group Holding Ltd. (a)	183,680	5,366,694
Alibaba Group Holding Ltd. Sponsored ADR (a)	101,133	23,536,683
Baidu, Inc. Sponsored ADR (a)	24,386	5,273,229
China Mengniu Dairy Co. Ltd.	1,493,000	9,037,243
China Resources Mixc Lifestyle Services Ltd. (a) (b)	21,400	99,237
CK Hutchison Holdings Ltd.	353,000	2,465,076
ENN Energy Holdings Ltd.	77,500	1,137,541
Farfetch Ltd. Class A (a)	24,262	1,548,158
Greentown Service Group Co. Ltd.	454,000	561,704
JD Health International, Inc. (a) (b)	26,200	506,937
JOYY, Inc. ADR	15,974	1,277,601
Kingboard Holdings Ltd.	146,000	615,795
Meituan Class B (a)	25,700	982,931
Pagseguro Digital Ltd. Class A (a)	30,437	1,731,257
Sino Biopharmaceutical Ltd.	1,543,000	1,492,564
StoneCo Ltd. Class A (a)	38,176	3,203,730
TAL Education Group Sponsored ADR (a)	33,096	2,366,695
Tencent Holdings Ltd.	360,000	26,304,201
Tencent Music Entertainment Group ADR (a)	55,500	1,067,820
Tongcheng-Elong Holdings Ltd. (a)	310,800	602,113
Trip.com Group Ltd. ADR (a)	44,550	1,502,671
Vipshop Holdings Ltd. ADR (a)	26,703	750,621
Weibo Corp. Sponsored ADR (a) (c)	17,012	697,322
XP, Inc. Class A (a)	100,160	3,973,347
		96,101,170
Chile — 0.1%
Banco Santander Chile Sponsored ADR	109,260	2,074,847
China — 3.3%
Anhui Conch Cement Co. Ltd. Class H	532,500	3,335,974

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Beijing Capital International Airport Co. Ltd. Class H	520,000	$434,250
BTG Hotels Group Co. Ltd. Class A	439,025	1,425,272
China Construction Bank Corp. Class H	1,068,000	812,746
China Merchants Bank Co. Ltd. Class H	211,000	1,340,022
Fuyao Glass Industry Group Co. Ltd.	84,000	619,045
Gree Electric Appliances, Inc. of Zhuhai Class A	847,800	8,048,336
Guangzhou Automobile Group Co. Ltd. Class H	1,614,000	1,800,593
Haier Smart Home Co. Ltd. (a)	125,400	454,532
Hisense Home Appliances Group Co. Ltd.	217,900	480,956
Jiangsu Hengrui Medicine Co. Ltd. Class A	78,600	1,342,711
Kweichow Moutai Co. Ltd. Class A	23,598	7,211,291
Midea Group Co. Ltd. Class A	108,700	1,638,988
NARI Technology Co. Ltd.	396,966	1,615,965
PICC Property & Casualty Co. Ltd. Class H	5,246,000	3,974,792
Ping An Bank Co. Ltd. Class A	214,800	636,495
Ping An Insurance Group Co. of China Ltd. Class A	59,600	793,014
Ping An Insurance Group Co. of China Ltd. Class H	648,000	7,959,408
Shanghai International Airport Co. Ltd. Class A	75,600	875,032
Sinopharm Group Co. Ltd. Class H	346,000	843,406
Songcheng Performance Development Co. Ltd.	302,700	820,563
Tsingtao Brewery Co. Ltd. Class H	260,000	2,720,286
Yifeng Pharmacy Chain Co. Ltd. Class A	107,320	1,480,396
Zhejiang Expressway Co. Ltd. Class H	592,000	500,733
Zhejiang Runtu Co. Ltd.	261,000	372,110
		51,536,916
Cyprus — 0.0%
Ozon Holdings PLC (a)	16,581	686,619
Czech Republic — 0.1%
Komercni banka AS (a)	26,574	806,574
Denmark — 0.1%
Ascendis Pharma A/S ADR (a)	5,312	885,935
Novo Nordisk A/S Class B	21,502	1,503,968
		2,389,903
Finland — 0.8%
Nokia OYJ (a)	565,037	2,154,925
Sampo OYJ Class A	179,594	7,616,473
Stora Enso OYJ Class R	166,695	3,183,633
		12,955,031
France — 7.4%
Air Liquide SA	31,552	5,178,589
AXA SA	500,932	12,017,794
BNP Paribas SA (a)	191,740	10,113,176
Dassault Aviation SA (a)	5,937	6,512,910
Electricite de France SA (a)	209,322	3,315,442
Engie SA (a)	488,151	7,474,198
EssilorLuxottica SA	53,114	8,283,452
Eutelsat Communications SA	127,837	1,446,810
Ipsen SA	14,178	1,178,834
Kering SA	3,027	2,200,622
L'Oreal SA	11,942	4,537,441
Legrand SA	21,064	1,880,028
LVMH Moet Hennessy Louis Vuitton SE	2,423	1,513,965

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Orange SA	147,157	$1,751,404
Peugeot SA (a)	86,817	2,375,933
Safran SA (a)	18,128	2,570,921
Sanofi	171,758	16,595,351
Teleperformance	5,493	1,821,548
Thales SA	134,967	12,363,354
TOTAL SE	271,667	11,719,196
Valeo SA	47,748	1,885,753
		116,736,721
Germany — 5.5%
BASF SE	66,617	5,260,407
Bayer AG Registered	172,264	10,125,287
Beiersdorf AG	10,443	1,204,004
Covestro AG (b)	77,975	4,809,709
Daimler AG Registered	55,797	3,939,930
Evotec SE (a)	131,512	4,866,173
Fresenius SE & Co. KGaA	63,928	2,953,989
GEA Group AG	67,433	2,412,871
HeidelbergCement AG	27,322	2,043,762
KION Group AG	30,363	2,639,799
Knorr-Bremse AG	33,401	4,550,079
Merck KGaA	5,259	901,464
MorphoSys AG (a)	22,169	2,531,447
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	27,068	8,016,487
SAP SE	36,673	4,819,145
Siemens AG Registered	95,095	13,610,620
Siemens Healthineers AG (b)	48,058	2,460,404
Stroeer SE & Co KGaA	18,476	1,830,001
Teamviewer AG (a) (b)	39,200	2,099,368
Telefonica Deutschland Holding AG	526,906	1,452,469
Zalando SE (a) (b)	44,977	5,011,312
		87,538,727
Hong Kong — 2.1%
AIA Group Ltd.	1,902,600	23,435,594
Beijing Enterprises Holdings Ltd.	235,000	767,265
China Resources Beer Holdings Company Ltd.	290,000	2,672,708
CSPC Pharmaceutical Group Ltd.	974,560	996,582
Fosun International Ltd.	1,458,500	2,292,541
Galaxy Entertainment Group Ltd.	239,000	1,858,964
Guangdong Investment Ltd.	358,000	646,734
Hong Kong Exchanges & Clearing Ltd.	17,800	979,007
		33,649,395
Hungary — 0.3%
OTP Bank Nyrt (a)	91,631	4,123,113
India — 3.1%
Ambuja Cements Ltd.	193,707	660,079
Ashok Leyland Ltd.	334,321	438,864
Axis Bank Ltd. (a)	456,003	3,872,780
HDFC Bank Ltd. (a)	199,472	3,935,072
Hindalco Industries Ltd.	104,465	343,239
Housing Development Finance Corp. Ltd.	449,668	15,801,482
ICICI Bank Ltd. (a)	120,117	879,997

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ICICI Bank Ltd. Sponsored ADR (a) (c)	143,665	$2,134,862
Indus Towers Ltd.	465,852	1,470,452
Infosys Ltd.	236,605	4,062,959
Kotak Mahindra Bank Ltd. (a)	92,015	2,517,898
Maruti Suzuki India Ltd.	32,993	3,463,912
NTPC Ltd.	2,762,708	3,779,101
Petronet LNG Ltd.	321,828	1,093,448
Reliance Industries Ltd.	16,136	438,785
Shriram Transport Finance Co. Ltd.	170,379	2,452,164
Tata Consultancy Services Ltd.	17,559	689,605
Tech Mahindra Ltd.	46,546	622,286
		48,656,985
Indonesia — 0.7%
Astra International Tbk PT	3,214,300	1,380,548
Bank Central Asia Tbk PT	2,804,300	6,756,794
Bank Rakyat Indonesia Persero Tbk PT	2,278,300	676,278
Sarana Menara Nusantara Tbk PT	38,970,100	2,663,916
		11,477,536
Ireland — 0.5%
DCC PLC	22,642	1,609,398
Linde PLC (a)	22,285	5,787,499
		7,396,897
Italy — 1.3%
Banca Mediolanum SpA	326,797	2,830,434
DiaSorin SpA	12,325	2,566,047
Eni SpA	209,796	2,171,662
Intesa Sanpaolo SpA (a)	587,361	1,370,335
Leonardo SpA	257,598	1,839,563
Moncler SpA (a)	46,845	2,865,330
Prysmian SpA	149,792	5,340,062
Terna Rete Elettrica Nazionale SpA	113,511	866,057
		19,849,490
Japan — 16.0%
Asahi Group Holdings Ltd. (c)	67,900	2,798,730
Asahi Kasei Corp.	235,100	2,418,152
Asics Corp. (c)	102,400	1,958,273
Astellas Pharma, Inc.	674,000	10,419,687
Benesse Holdings, Inc.	53,400	1,042,476
Bridgestone Corp. (c)	58,200	1,911,814
Central Japan Railway Co.	11,300	1,605,024
CyberAgent, Inc.	39,600	2,732,158
Daiichi Sankyo Co. Ltd.	56,200	1,926,559
Denso Corp.	62,400	3,715,247
DIC Corp.	74,300	1,884,540
Disco Corp.	5,900	1,990,008
Electric Power Development Co. Ltd.	74,600	1,034,549
en-japan, Inc.	20,100	603,086
Ezaki Glico Co. Ltd.	48,200	2,119,251
Fujitsu General Ltd.	137,300	3,722,994
Fujitsu Ltd.	35,500	5,139,093
Hamamatsu Photonics KK	39,000	2,232,905
Hitachi Ltd.	118,700	4,683,833

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hitachi Metals Ltd.	160,900	$2,450,983
Honda Motor Co. Ltd.	37,400	1,044,516
Hoshizaki Corp. (c)	24,500	2,251,320
Japan Tobacco, Inc. (c)	124,900	2,545,280
JGC Holdings Corp.	127,800	1,202,106
Kansai Paint Co. Ltd.	70,600	2,175,353
Kao Corp.	25,400	1,963,799
Kirin Holdings Co. Ltd. (c)	161,200	3,806,008
Matsumotokiyoshi Holdings Co. Ltd.	53,900	2,300,573
Mitsubishi Corp.	66,600	1,642,411
Mitsubishi Electric Corp.	521,700	7,897,658
Mitsubishi Estate Co. Ltd.	153,800	2,483,771
Mitsubishi UFJ Financial Group, Inc.	1,219,800	5,402,042
Mitsubishi UFJ Lease & Finance Co. Ltd.	190,200	917,856
Mitsui Fudosan Co. Ltd.	285,000	6,007,195
Mitsui Mining & Smelting Co. Ltd.	27,300	1,006,932
Murata Manufacturing Co. Ltd.	97,700	8,798,973
Nippon Shokubai Co. Ltd.	31,700	1,783,206
Nippon Telegraph & Telephone Corp.	808,400	20,728,387
NTT Data Corp.	227,400	3,116,173
Omron Corp.	19,700	1,758,173
ORIX Corp.	266,500	4,135,822
Otsuka Holdings Co. Ltd. (c)	287,700	12,335,196
Outsourcing, Inc.	152,500	2,047,695
Pan Pacific International Holding Corp.	95,800	2,212,873
Panasonic Corp.	179,400	2,072,955
Persol Holdings Co. Ltd.	274,900	4,969,044
Pola Orbis Holdings, Inc. (c)	22,300	453,168
Recruit Holdings Co. Ltd.	62,600	2,625,664
Renesas Electronics Corp. (a)	116,400	1,221,378
Seven & i Holdings Co. Ltd.	178,500	6,338,820
Shimadzu Corp.	49,700	1,935,815
SMC Corp.	1,900	1,160,373
SoftBank Group Corp.	30,000	2,349,468
Sompo Holdings, Inc.	78,200	3,189,911
Sony Corp.	57,900	5,821,479
Stanley Electric Co. Ltd.	225,300	7,270,460
Sumitomo Corp.	378,800	5,021,148
Sumitomo Mitsui Trust Holdings, Inc.	43,300	1,342,627
Sumitomo Rubber Industries Ltd. (c)	65,700	566,180
Suzuki Motor Corp.	81,600	3,788,429
Takeda Pharmaceutical Co. Ltd.	280,231	10,158,836
Takeda Pharmaceutical Co. Ltd. Sponsored ADR	58,739	1,069,050
TechnoPro Holdings, Inc.	26,500	2,199,639
Terumo Corp.	23,300	974,515
THK Co. Ltd.	53,300	1,724,054
Tokio Marine Holdings, Inc.	68,800	3,564,050
Tokyo Electron Ltd.	20,100	7,497,018
Tosoh Corp.	21,300	333,739
Toyota Motor Corp.	147,200	11,287,142
Welcia Holdings Co. Ltd.	27,100	1,022,379
Z Holdings Corp.	1,298,900	7,878,014
		253,788,035
Luxembourg — 0.3%
Samsonite International SA (a) (b)	571,800	1,015,921
Tenaris SA	32,892	265,719

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tenaris SA ADR (c)	178,653	$2,849,515
		4,131,155
Mexico — 0.3%
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	2,914	324,299
Grupo Aeroportuario del Sureste SAB de CV ADR (a)	10,251	1,690,698
Grupo Mexico SAB de CV Series B	131,694	558,489
Orbia Advance Corp. SAB de CV	254,638	598,734
Wal-Mart de Mexico SAB de CV	643,400	1,807,385
		4,979,605
Netherlands — 6.1%
ABN AMRO Bank NV (a) (b)	172,491	1,692,065
Adyen NV (a) (b)	687	1,598,586
Airbus SE (a)	44,305	4,866,879
Akzo Nobel NV	74,734	8,027,873
ASML Holding NV	37,513	18,128,606
CNH Industrial NV (a)	397,900	5,042,159
ING Groep NV (a)	1,001,974	9,492,069
Koninklijke DSM NV	17,571	3,026,886
Koninklijke Philips NV (a)	340,390	18,216,433
NXP Semiconductor NV	93,131	14,808,760
Prosus NV	82,012	8,822,305
X5 Retail Group NV GDR (b)	45,834	1,650,866
Yandex NV Class A (a)	16,200	1,127,196
		96,500,683
Norway — 0.6%
DNB ASA (a)	231,507	4,558,103
Equinor ASA	178,553	2,962,662
Storebrand ASA (a)	307,476	2,301,784
		9,822,549
Philippines — 0.4%
PLDT, Inc.	10,160	284,473
SM Investments Corp.	199,170	4,356,781
Universal Robina Corp.	430,710	1,368,621
		6,009,875
Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA (a)	425,796	3,686,055
Portugal — 0.8%
Banco Comercial Portugues SA (a)	5,721,573	852,548
Galp Energia SGPS SA	713,319	7,630,449
Jeronimo Martins SGPS SA	265,259	4,485,959
		12,968,956
Republic of Korea — 5.6%
Amorepacific Corp.	3,933	747,624
KT Corp. Sponsored ADR (a)	176,369	1,941,823
KT Corp. (a)	45,462	1,004,832
LG Household & Health Care Ltd.	7,392	11,024,092
NAVER Corp.	58,639	15,833,786

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Paradise Co. Ltd.	19,071	$268,348
POSCO	9,713	2,433,918
Samsung Electronics Co. Ltd.	692,940	51,788,556
SK Hynix, Inc. (a)	31,700	3,467,902
		88,510,881
Russia — 0.9%
LUKOIL PJSC Sponsored ADR	5,087	346,857
Moscow Exchange MICEX-RTS PJSC	51,040	109,906
Novatek PJSC Sponsored GDR Registered (b)	3,538	574,016
Sberbank of Russia PJSC Sponsored ADR	878,023	12,657,484
		13,688,263
Saudi Arabia — 0.1%
Al Rajhi Bank	58,700	1,151,663
National Commercial Bank	25,567	295,432
		1,447,095
Singapore — 0.7%
DBS Group Holdings, Ltd.	74,600	1,411,050
United Overseas Bank Ltd.	350,400	5,982,003
Wilmar International Ltd.	699,300	2,462,345
Yangzijiang Shipbuilding Holdings Ltd.	911,100	658,997
		10,514,395
South Africa — 1.4%
Capitec Bank Holdings Ltd. (a) (c)	36,803	3,586,371
Clicks Group Ltd.	75,579	1,300,443
FirstRand Ltd.	467,666	1,630,801
Naspers Ltd.	67,016	13,716,276
Sanlam Ltd.	37,077	148,379
Shoprite Holdings Ltd.	185,598	1,758,079
Telkom SA SOC Ltd. (c)	196,297	410,187
		22,550,536
Spain — 0.6%
Amadeus IT Group SA	47,907	3,468,359
Iberdrola SA	403,123	5,765,285
Indra Sistemas SA (a)	106,191	906,490
		10,140,134
Sweden — 1.3%
Assa Abloy AB Class B	72,827	1,791,284
Elekta AB	162,881	2,185,787
Essity AB Class B	60,896	1,957,042
Lundin Energy AB	89,363	2,413,092
Svenska Handelsbanken AB Class A (a)	234,304	2,350,931
Swedbank AB Class A (a)	351,834	6,185,953
Telefonaktiebolaget LM Ericsson Class B	338,062	4,009,128
		20,893,217
Switzerland — 6.0%
ABB Ltd. Registered	124,711	3,488,334

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alcon, Inc. (a)	48,980	$3,269,887
Barry Callebaut AG Registered	780	1,852,769
Julius Baer Group Ltd.	101,867	5,900,588
LafargeHolcim Ltd. Registered	7,598	416,957
Lonza Group AG Registered	11,640	7,475,969
Nestle SA Registered	177,230	20,865,091
Novartis AG Registered	172,911	16,331,582
Roche Holding AG	60,757	21,198,596
Temenos Group AG Registered	14,753	2,058,562
UBS Group AG Registered	259,301	3,626,695
Zurich Insurance Group AG	21,252	9,007,466
		95,492,496
Taiwan — 3.9%
Hon Hai Precision Industry Co. Ltd.	287,000	937,155
Largan Precision Co. Ltd.	42,000	4,758,305
MediaTek, Inc.	65,000	1,735,878
President Chain Store Corp.	205,000	1,947,371
Taiwan Semiconductor Manufacturing Co. Ltd.	2,746,000	51,573,948
Vanguard International Semiconductor Corp.	297,000	1,230,879
		62,183,536
Thailand — 0.5%
Airports of Thailand PCL	420,300	876,794
Bangkok Dusit Medical Services PCL	475,300	328,395
CP ALL PCL (a)	2,916,000	5,669,459
Land & Houses PCL	2,224,800	586,476
		7,461,124
Turkey — 0.1%
BIM Birlesik Magazalar AS	78,724	799,790
United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	609,391	2,141,463
United Kingdom — 10.7%
Amcor PLC	631,042	7,496,155
Antofagasta PLC	256,736	5,060,569
Ashtead Group PLC	49,581	2,333,219
ASOS PLC (a)	105,746	6,928,803
AstraZeneca PLC Sponsored ADR (c)	137,141	6,855,679
Aviva PLC	333,646	1,496,462
BHP Group PLC	110,815	2,920,399
boohoo Group PLC (a)	760,159	3,584,525
BP PLC Sponsored ADR	144,953	2,974,436
British American Tobacco PLC	72,960	2,713,743
BT Group PLC	1,337,266	2,420,531
Bunzl PLC	43,281	1,446,737
Burberry Group PLC (a)	107,446	2,631,836
Close Brothers Group PLC	39,362	744,308
Compass Group PLC	115,323	2,151,975
Diageo PLC	82,502	3,260,570
Direct Line Insurance Group PLC	187,325	814,276
Fresnillo PLC	33,847	523,602
GlaxoSmithKline PLC Sponsored ADR	234,949	8,646,123
Great Portland Estates PLC	425,317	3,888,638
HomeServe PLC	160,953	2,257,916

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HSBC Holdings PLC (a)	348,882	$1,820,368
Imperial Brands PLC	125,885	2,645,016
Informa PLC (a)	219,506	1,649,481
Investec PLC	256,415	662,915
Johnson Matthey PLC	72,656	2,412,121
Kingfisher PLC (a)	716,971	2,653,047
Lloyds Banking Group PLC (a)	11,149,398	5,620,218
London Stock Exchange Group PLC	47,260	5,825,500
Meggitt PLC (a)	821,577	5,248,985
Melrose Industries PLC (a)	1,331,332	3,246,886
Mondi PLC	50,266	1,186,370
National Grid PLC	222,229	2,646,877
Network International Holdings PLC (a) (b) (c)	907,674	4,053,010
Next PLC (a)	57,884	5,613,124
Persimmon PLC	55,236	2,092,253
Playtech PLC (a)	229,389	1,263,129
Rolls-Royce Holdings PLC (a)	2,127,217	3,238,677
Royal Dutch Shell PLC Class B Sponsored ADR	42,410	1,425,400
Royal Dutch Shell PLC Class B	250,814	4,321,103
Smith & Nephew PLC	163,849	3,421,495
Smiths Group PLC	123,894	2,564,219
Standard Chartered PLC (a)	124,840	800,515
THG Holdings PLC (a)	124,667	1,331,181
Unilever PLC	147,456	8,876,467
Unilever PLC	151,256	9,158,715
Vodafone Group PLC	2,304,866	3,792,966
Vodafone Group PLC Sponsored ADR	144,510	2,381,525
The Weir Group PLC (a)	71,915	1,958,851
WPP PLC	553,587	6,014,742
		169,075,658
United States — 1.4%
Autoliv, Inc.	20,429	1,907,765
Broadcom, Inc.	9,009	3,944,591
MercadoLibre, Inc. (a)	1,939	3,248,251
Philip Morris International, Inc.	81,693	6,763,363
Southern Copper Corp.	21,375	1,391,940
Visa, Inc. Class A	16,259	3,556,331
Yum China Holdings, Inc.	20,900	1,193,181
		22,005,422
TOTAL COMMON STOCK (Cost $1,292,935,724)		1,543,012,374

Preferred Stock — 1.1%
Brazil — 0.5%
Banco Bradesco SA 3.340%	65,400	342,535

Itau Unibanco Holding SA 0.550%	1,221,150	7,402,503

Petroleo Brasileiro SA 0.250%	136,300	753,164
		8,498,202

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 0.2%
Sartorius AG 0.290%	1,612	$675,655
Volkswagen AG 2.680%	19,720	3,674,038
		4,349,693
Italy — 0.1%
Telecom Italia SpA 5.420%	1,982,342	1,025,764

Republic of Korea — 0.2%
Samsung Electronics Co. Ltd. 3.760%	50,950	3,458,588

United States — 0.1%
Roofoods Ltd., Series G, (Acquired 5/16/19, Cost $550,376) (a) (d) (e) (f)	1,317	847,213

TOTAL PREFERRED STOCK (Cost $16,845,975)		18,179,460

TOTAL EQUITIES (Cost $1,309,781,699)		1,561,191,834

Mutual Funds — 0.2%
United States — 0.2%
State Street Navigator Securities Lending Prime Portfolio (g)	3,106,029	3,106,029

TOTAL MUTUAL FUNDS (Cost $3,106,029)		3,106,029

Rights — 0.0%
Russia — 0.0%
Moscow Exchange (a)	83,990	180,859

TOTAL RIGHTS (Cost $150,842)		180,859

TOTAL LONG-TERM INVESTMENTS (Cost $1,313,038,570)		1,564,478,722

Short-Term Investments — 2.3%
Mutual Fund — 2.2%
T. Rowe Price Government Reserve Investment Fund	34,452,825	34,452,825

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (h)	$1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $35,452,825)		35,452,825

TOTAL INVESTMENTS — 101.1% (Cost $1,348,491,395) (i)		1,599,931,547

Other Assets/(Liabilities) — (1.1)%		(17,442,129)

NET ASSETS — 100.0%		$1,582,489,418

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $30,390,101 or 1.92% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $42,791,318 or 2.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $41,819,163 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $847,213 or 0.05% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At December 31, 2020, these securities amounted to a value of $847,213 or 0.05% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,000,000. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,020,012.
(i)	See Note 3 for aggregate cost for federal tax purposes.

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	1/15/21	140.00	7	USD	98,000	$(13,536)	$(5,060)	$(8,476)
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	1/15/21	145.00	7	USD	101,500	(10,283)	(3,943)	(6,340)
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	1/15/21	150.00	10	USD	150,000	(10,396)	(7,478)	(2,918)
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	1/15/21	150.00	23	USD	345,000	(23,911)	(18,869)	(5,042)
							$(58,126)	$(35,350)	$(22,776)

Currency Legend

USD	U.S. Dollar

MassMutual Select 20/80 Allocation Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 23.1%
DFA Commodity Strategy Portfolio	446,162	$2,418,199
Invesco Real Estate Fund, Class R6	35,936	650,080
MassMutual Premier International Equity Fund, Class I (a)	86,217	831,995
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	66,569	1,034,488
MassMutual Select Blue Chip Growth Fund, Class I (a)	115,215	3,459,910
MassMutual Select Diversified Value Fund, Class I (a)	209,694	2,359,058
MassMutual Select Equity Opportunities Fund, Class I (a)	209,830	3,783,242
MassMutual Select Fundamental Value Fund, Class I (a)	309,690	2,737,664
MassMutual Select Growth Opportunities Fund, Class I (a)	132,784	1,366,343
MassMutual Select Mid Cap Growth Fund, Class I (a)	49,430	1,396,396
MassMutual Select Mid-Cap Value Fund, Class I (a)	154,665	2,002,908
MassMutual Select Overseas Fund, Class I (a)	305,845	2,874,939
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	13,521	264,472
MassMutual Select Small Cap Value Equity Fund, Class I (a)	69,527	803,729
MM Select Equity Asset Fund, Class I (a)	1,718,043	14,929,792
Vanguard Developed Markets Index Fund, Admiral Shares	212,499	3,236,353
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	33,137	1,381,155
Vanguard Mid-Cap Index Fund, Admiral Shares	9,741	2,497,566
Vanguard Small-Cap Index Fund, Admiral Shares	12,560	1,170,863
		49,199,152
Fixed Income Funds — 76.9%
Barings Global Floating Rate Fund, Class Y (a)	214,377	1,967,982
Invesco Oppenheimer International Bond Fund, Class R6	1,455,407	8,499,577
MassMutual Premier Core Bond Fund, Class I (a)	3,290,367	37,016,627
MassMutual Premier High Yield Fund, Class I (a)	207,497	1,819,746
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	575,740	6,344,655
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,116,841	30,669,716
MassMutual Select Strategic Bond Fund, Class I (a)	2,643,644	29,185,834
MassMutual Select Total Return Bond Fund, Class I (a)	3,182,810	32,846,599
Vanguard Long-Term Treasury Index Fund, Admiral Shares	10,605	342,027
Vanguard Total Bond Market Index Fund, Institutional Shares	1,331,548	15,472,588
		164,165,351

TOTAL MUTUAL FUNDS (Cost $202,181,280)		213,364,503

TOTAL LONG-TERM INVESTMENTS (Cost $202,181,280)		213,364,503

TOTAL INVESTMENTS — 100.0% (Cost $202,181,280) (b)		213,364,503

Other Assets/(Liabilities) — (0.0)%		(13,403)

NET ASSETS — 100.0%		$213,351,100

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select 40/60 Allocation Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 42.7%
DFA Commodity Strategy Portfolio	410,868	$2,226,904
Invesco Real Estate Fund, Class R6	69,778	1,262,280
MassMutual Premier International Equity Fund, Class I (a)	220,445	2,127,293
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	151,499	2,354,301
MassMutual Select Blue Chip Growth Fund, Class I (a)	286,862	8,614,460
MassMutual Select Diversified Value Fund, Class I (a)	452,764	5,093,593
MassMutual Select Equity Opportunities Fund, Class I (a)	419,614	7,565,649
MassMutual Select Fundamental Value Fund, Class I (a)	671,121	5,932,708
MassMutual Select Growth Opportunities Fund, Class I (a)	288,675	2,970,471
MassMutual Select Mid Cap Growth Fund, Class I (a)	90,937	2,568,980
MassMutual Select Mid-Cap Value Fund, Class I (a)	291,665	3,777,057
MassMutual Select Overseas Fund, Class I (a)	750,663	7,056,233
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	33,218	649,742
MassMutual Select Small Cap Value Equity Fund, Class I (a)	185,868	2,148,629
MM Select Equity Asset Fund, Class I (a)	3,367,616	29,264,586
Vanguard Developed Markets Index Fund, Institutional Shares	469,205	7,155,378
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	46,421	1,934,834
Vanguard Mid-Cap Index Fund, Admiral Shares	16,861	4,323,271
Vanguard Small-Cap Index Fund, Admiral Shares	32,326	3,013,416
		100,039,785
Fixed Income Funds — 57.4%
Barings Global Floating Rate Fund, Class Y (a)	273,369	2,509,530
Invesco Oppenheimer International Bond Fund, Class R6	1,316,778	7,689,982
MassMutual Premier Core Bond Fund, Class I (a)	2,522,181	28,374,538
MassMutual Premier High Yield Fund, Class I (a)	255,174	2,237,875
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	403,713	4,448,915
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,470,389	24,308,623
MassMutual Select Strategic Bond Fund, Class I (a)	2,469,616	27,264,563
MassMutual Select Total Return Bond Fund, Class I (a)	2,657,944	27,429,986
Vanguard Long-Term Treasury Index Fund, Admiral Shares	11,357	366,268
Vanguard Total Bond Market Index Fund, Institutional Shares	845,059	9,819,587
		134,449,867

TOTAL MUTUAL FUNDS (Cost $220,404,192)		234,489,652

TOTAL LONG-TERM INVESTMENTS (Cost $220,404,192)		234,489,652

TOTAL INVESTMENTS — 100.1% (Cost $220,404,192) (b)		234,489,652

Other Assets/(Liabilities) — (0.1)%		(125,782)

NET ASSETS — 100.0%		$234,363,870

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select 60/40 Allocation Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 63.5%
DFA Commodity Strategy Portfolio	331,649	$1,797,535
Invesco Real Estate Fund, Class R6	102,255	1,849,794
MassMutual Premier International Equity Fund, Class I (a)	376,358	3,631,858
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	128,468	1,996,396
MassMutual Select Blue Chip Growth Fund, Class I (a)	400,074	12,014,221
MassMutual Select Diversified Value Fund, Class I (a)	706,970	7,953,411
MassMutual Select Equity Opportunities Fund, Class I (a)	659,774	11,895,727
MassMutual Select Fundamental Value Fund, Class I (a)	883,620	7,811,201
MassMutual Select Growth Opportunities Fund, Class I (a)	389,426	4,007,195
MassMutual Select Mid Cap Growth Fund, Class I (a)	145,035	4,097,235
MassMutual Select Mid-Cap Value Fund, Class I (a)	355,863	4,608,421
MassMutual Select Overseas Fund, Class I (a)	845,598	7,948,617
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	67,958	1,329,268
MassMutual Select Small Cap Value Equity Fund, Class I (a)	319,541	3,693,891
MM Select Equity Asset Fund, Class I (a)	5,137,166	44,641,974
Vanguard Developed Markets Index Fund, Institutional Shares	467,946	7,136,183
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	40,233	1,676,899
Vanguard Mid-Cap Index Fund, Institutional Shares	129,783	7,350,898
Vanguard Small-Cap Index Fund, Admiral Shares	51,252	4,777,752
		140,218,476
Fixed Income Funds — 36.5%
Barings Global Floating Rate Fund, Class Y (a)	376,331	3,454,714
Invesco Oppenheimer International Bond Fund, Class R6	880,891	5,144,406
MassMutual Premier Core Bond Fund, Class I (a)	1,597,317	17,969,812
MassMutual Premier High Yield Fund, Class I (a)	434,979	3,814,765
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	210,454	2,319,206
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,476,777	14,531,490
MassMutual Select Strategic Bond Fund, Class I (a)	1,199,983	13,247,816
MassMutual Select Total Return Bond Fund, Class I (a)	1,337,048	13,798,337
Vanguard Long-Term Treasury Index Fund, Admiral Shares	12,461	401,867
Vanguard Total Bond Market Index Fund, Institutional Shares	525,168	6,102,457
		80,784,870

TOTAL MUTUAL FUNDS (Cost $204,482,069)		221,003,346

TOTAL LONG-TERM INVESTMENTS (Cost $204,482,069)		221,003,346

TOTAL INVESTMENTS — 100.0% (Cost $204,482,069) (b)		221,003,346

Other Assets/(Liabilities) — (0.0)%		(107,076)

NET ASSETS — 100.0%		$220,896,270

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select 80/20 Allocation Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 78.5%
DFA Commodity Strategy Portfolio	192,214	$1,041,799
Invesco Real Estate Fund, Class R6	91,221	1,650,182
MassMutual Premier International Equity Fund, Class I (a)	258,722	2,496,671
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	206,688	3,211,926
MassMutual Select Blue Chip Growth Fund, Class I (a)	330,437	9,923,009
MassMutual Select Diversified Value Fund, Class I (a)	476,499	5,360,619
MassMutual Select Equity Opportunities Fund, Class I (a)	419,913	7,571,036
MassMutual Select Fundamental Value Fund, Class I (a)	625,155	5,526,375
MassMutual Select Growth Opportunities Fund, Class I (a)	305,063	3,139,097
MassMutual Select Mid Cap Growth Fund, Class I (a)	144,993	4,096,065
MassMutual Select Mid-Cap Value Fund, Class I (a)	292,733	3,790,894
MassMutual Select Overseas Fund, Class I (a)	824,367	7,749,046
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	68,011	1,330,300
MassMutual Select Small Cap Value Equity Fund, Class I (a)	253,413	2,929,450
MM Select Equity Asset Fund, Class I (a)	3,737,037	32,474,852
Vanguard Developed Markets Index Fund, Institutional Shares	566,504	8,639,188
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	90,238	3,761,132
Vanguard Mid-Cap Index Fund, Admiral Shares	21,964	5,631,449
Vanguard Small-Cap Index Fund, Admiral Shares	39,360	3,669,098
		113,992,188
Fixed Income Funds — 21.5%
Barings Global Floating Rate Fund, Class Y (a)	302,114	2,773,403
Invesco Oppenheimer International Bond Fund, Class R6	565,351	3,301,652
MassMutual Premier Core Bond Fund, Class I (a)	480,176	5,401,975
MassMutual Premier High Yield Fund, Class I (a)	367,284	3,221,080
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	63,700	701,971
MassMutual Premier Short-Duration Bond Fund, Class I (a)	583,574	5,742,364
MassMutual Select Strategic Bond Fund, Class I (a)	408,210	4,506,643
MassMutual Select Total Return Bond Fund, Class I (a)	340,914	3,518,237
Vanguard Long-Term Treasury Index Fund, Admiral Shares	5,964	192,338
Vanguard Total Bond Market Index Fund, Admiral Shares	160,661	1,866,881
		31,226,544

TOTAL MUTUAL FUNDS (Cost $132,478,818)		145,218,732

TOTAL LONG-TERM INVESTMENTS (Cost $132,478,818)		145,218,732

TOTAL INVESTMENTS — 100.0% (Cost $132,478,818) (b)		145,218,732

Other Assets/(Liabilities) — (0.0)%		(49,655)

NET ASSETS — 100.0%		$145,169,077

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 34.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	273,258	$5,191,909
JPMorgan Realty Income Fund, Class R6	111,441	1,476,592
MassMutual Premier International Equity Fund, Class I (a)	214,663	2,071,497
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	340,814	5,296,248
MassMutual Select Blue Chip Growth Fund, Class I (a)	99,669	2,993,059
MassMutual Select Diversified Value Fund, Class I (a)	288,488	3,245,492
MassMutual Select Equity Opportunities Fund, Class I (a)	263,984	4,759,639
MassMutual Select Fundamental Value Fund, Class I (a)	334,691	2,958,670
MassMutual Select Growth Opportunities Fund, Class I (a)	87,767	903,124
MassMutual Select Mid Cap Growth Fund, Class I (a)	50,157	1,416,942
MassMutual Select Mid-Cap Value Fund, Class I (a)	106,499	1,379,161
MassMutual Select Overseas Fund, Class I (a)	993,523	9,339,118
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	57,651	1,127,651
MassMutual Select Small Cap Value Equity Fund, Class I (a)	127,599	1,475,045
MM Select Equity Asset Fund, Class I (a)	1,727,083	15,008,355
Vanguard Developed Markets Index Fund, Admiral Shares	277,161	4,221,169
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	68,993	2,875,629
Vanguard Mid-Cap Index Fund, Admiral Shares	4,740	1,215,260
Vanguard Real Estate Index Fund, Admiral Shares	12,381	1,490,417
Vanguard Small-Cap Index Fund, Admiral Shares	12,081	1,126,156
		69,571,133
Fixed Income Funds — 65.4%
Barings Global Floating Rate Fund, Class Y (a)	275,192	2,526,265
JPMorgan Emerging Markets Debt Fund, Class R6	271,365	2,255,042
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	272,413	2,255,577
JPMorgan U.S. Government Money Market Fund, Class IM	9,896,906	9,896,906
MassMutual Premier Core Bond Fund, Class I (a)	3,501,761	39,394,815
MassMutual Premier High Yield Fund, Class I (a)	2,691,299	23,602,695
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,359,142	14,977,742
MassMutual Select Strategic Bond Fund, Class I (a)	1,202,944	13,280,505
MassMutual Select Total Return Bond Fund, Class I (a)	1,283,048	13,241,058
Vanguard Total Bond Market Index Fund, Institutional Shares	856,986	9,958,180
		131,388,785

TOTAL MUTUAL FUNDS (Cost $188,394,314)		200,959,918

TOTAL LONG-TERM INVESTMENTS (Cost $188,394,314)		200,959,918

TOTAL INVESTMENTS — 100.1% (Cost $188,394,314) (b)		200,959,918

Other Assets/(Liabilities) — (0.1)%		(205,584)

NET ASSETS — 100.0%		$200,754,334

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2020 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 37.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	540,053	$10,260,998
JPMorgan Realty Income Fund, Class R6	228,016	3,021,216
MassMutual Premier International Equity Fund, Class I (a)	426,632	4,116,996
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	667,677	10,375,707
MassMutual Select Blue Chip Growth Fund, Class I (a)	196,768	5,908,945
MassMutual Select Diversified Value Fund, Class I (a)	574,341	6,461,336
MassMutual Select Equity Opportunities Fund, Class I (a)	525,144	9,468,346
MassMutual Select Fundamental Value Fund, Class I (a)	660,809	5,841,555
MassMutual Select Growth Opportunities Fund, Class I (a)	174,473	1,795,326
MassMutual Select Mid Cap Growth Fund, Class I (a)	99,669	2,815,651
MassMutual Select Mid-Cap Value Fund, Class I (a)	211,654	2,740,914
MassMutual Select Overseas Fund, Class I (a)	1,962,037	18,443,152
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	112,049	2,191,669
MassMutual Select Small Cap Value Equity Fund, Class I (a)	247,130	2,856,823
MM Select Equity Asset Fund, Class I (a)	3,415,290	29,678,871
Vanguard Developed Markets Index Fund, Institutional Shares	545,840	8,324,060
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	134,475	5,604,912
Vanguard Mid-Cap Index Fund, Admiral Shares	9,367	2,401,618
Vanguard Real Estate Index Fund, Admiral Shares	25,210	3,034,785
Vanguard Small-Cap Index Fund, Admiral Shares	23,353	2,176,951
		137,519,831
Fixed Income Funds — 62.2%
Barings Global Floating Rate Fund, Class Y (a)	397,526	3,649,289
JPMorgan Emerging Markets Debt Fund, Class R6	468,253	3,891,183
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	470,022	3,891,780
JPMorgan U.S. Government Money Market Fund, Class IM	14,357,520	14,357,520
MassMutual Premier Core Bond Fund, Class I (a)	6,215,964	69,929,590
MassMutual Premier High Yield Fund, Class I (a)	4,750,920	41,665,567
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,166,516	23,875,009
MassMutual Select Strategic Bond Fund, Class I (a)	2,133,961	23,558,929
MassMutual Select Total Return Bond Fund, Class I (a)	2,276,055	23,488,887
Vanguard Total Bond Market Index Fund, Institutional Shares	1,521,033	17,674,401
		225,982,155

TOTAL MUTUAL FUNDS (Cost $339,041,536)		363,501,986

TOTAL LONG-TERM INVESTMENTS (Cost $339,041,536)		363,501,986

TOTAL INVESTMENTS — 100.1% (Cost $339,041,536) (b)		363,501,986

Other Assets/(Liabilities) — (0.1)%		(263,098)

NET ASSETS — 100.0%		$363,238,888

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2025 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 53.2%
JPMorgan International Research Enhanced Equity Fund, Class R6	604,354	$11,482,723
JPMorgan Realty Income Fund, Class R6	281,754	3,733,237
MassMutual Premier International Equity Fund, Class I (a)	478,024	4,612,927
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	718,555	11,166,349
MassMutual Select Blue Chip Growth Fund, Class I (a)	221,349	6,647,113
MassMutual Select Diversified Value Fund, Class I (a)	645,026	7,256,545
MassMutual Select Equity Opportunities Fund, Class I (a)	589,462	10,627,999
MassMutual Select Fundamental Value Fund, Class I (a)	743,375	6,571,435
MassMutual Select Growth Opportunities Fund, Class I (a)	196,569	2,022,692
MassMutual Select Mid Cap Growth Fund, Class I (a)	112,666	3,182,815
MassMutual Select Mid-Cap Value Fund, Class I (a)	239,305	3,098,995
MassMutual Select Overseas Fund, Class I (a)	2,197,489	20,656,396
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	116,833	2,285,247
MassMutual Select Small Cap Value Equity Fund, Class I (a)	258,192	2,984,699
MM Select Equity Asset Fund, Class I (a)	3,842,913	33,394,912
Vanguard Developed Markets Index Fund, Institutional Shares	607,491	9,264,237
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	143,777	5,992,605
Vanguard Mid-Cap Index Fund, Admiral Shares	10,529	2,699,698
Vanguard Real Estate Index Fund, Admiral Shares	30,960	3,726,920
Vanguard Small-Cap Index Fund, Admiral Shares	24,204	2,256,297
		153,663,841
Fixed Income Funds — 46.9%
Barings Global Floating Rate Fund, Class Y (a)	235,616	2,162,956
JPMorgan Emerging Markets Debt Fund, Class R6	280,991	2,335,039
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	281,841	2,333,641
MassMutual Premier Core Bond Fund, Class I (a)	4,425,748	49,789,665
MassMutual Premier High Yield Fund, Class I (a)	2,954,528	25,911,214
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	626,020	6,898,735
MassMutual Select Strategic Bond Fund, Class I (a)	1,520,778	16,789,390
MassMutual Select Total Return Bond Fund, Class I (a)	1,622,047	16,739,526
Vanguard Total Bond Market Index Fund, Institutional Shares	1,076,463	12,508,500
		135,468,666

TOTAL MUTUAL FUNDS (Cost $266,857,177)		289,132,507

TOTAL LONG-TERM INVESTMENTS (Cost $266,857,177)		289,132,507

TOTAL INVESTMENTS — 100.1% (Cost $266,857,177) (b)		289,132,507

Other Assets/(Liabilities) — (0.1)%		(192,143)

NET ASSETS — 100.0%		$288,940,364

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2030 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 65.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	1,056,845	$20,080,063
JPMorgan Realty Income Fund, Class R6	628,926	8,333,272
MassMutual Premier International Equity Fund, Class I (a)	1,017,067	9,814,694
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,503,559	23,365,306
MassMutual Select Blue Chip Growth Fund, Class I (a)	474,744	14,256,566
MassMutual Select Diversified Value Fund, Class I (a)	1,380,574	15,531,453
MassMutual Select Equity Opportunities Fund, Class I (a)	1,262,203	22,757,520
MassMutual Select Fundamental Value Fund, Class I (a)	1,594,316	14,093,755
MassMutual Select Growth Opportunities Fund, Class I (a)	420,446	4,326,385
MassMutual Select Mid Cap Growth Fund, Class I (a)	240,982	6,807,741
MassMutual Select Mid-Cap Value Fund, Class I (a)	511,685	6,626,323
MassMutual Select Overseas Fund, Class I (a)	5,156,915	48,474,996
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	240,836	4,710,757
MassMutual Select Small Cap Value Equity Fund, Class I (a)	532,062	6,150,637
MM Select Equity Asset Fund, Class I (a)	8,238,168	71,589,682
Vanguard Developed Markets Index Fund, Institutional Shares	1,311,882	20,006,202
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	400,750	12,699,771
Vanguard Mid-Cap Index Fund, Admiral Shares	22,816	5,849,952
Vanguard Real Estate Index Fund, Institutional Shares	451,502	8,411,477
Vanguard Small-Cap Index Fund, Admiral Shares	50,541	4,711,419
		328,597,971
Fixed Income Funds — 34.5%
JPMorgan Emerging Markets Debt Fund, Class R6	342,927	2,849,724
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	344,277	2,850,618
MassMutual Premier Core Bond Fund, Class I (a)	5,947,530	66,909,709
MassMutual Premier High Yield Fund, Class I (a)	4,376,035	38,377,827
MassMutual Select Strategic Bond Fund, Class I (a)	2,042,097	22,544,746
MassMutual Select Total Return Bond Fund, Class I (a)	2,178,013	22,477,095
Vanguard Total Bond Market Index Fund, Institutional Shares	1,462,070	16,989,255
		172,998,974

TOTAL MUTUAL FUNDS (Cost $456,852,642)		501,596,945

TOTAL LONG-TERM INVESTMENTS (Cost $456,852,642)		501,596,945

TOTAL INVESTMENTS — 100.1% (Cost $456,852,642) (b)		501,596,945

Other Assets/(Liabilities) — (0.1)%		(334,299)

NET ASSETS — 100.0%		$501,262,646

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2035 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 78.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	475,039	$9,025,736
JPMorgan Realty Income Fund, Class R6	316,674	4,195,925
MassMutual Premier International Equity Fund, Class I (a)	817,103	7,885,046
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	443,786	6,896,440
MassMutual Select Blue Chip Growth Fund, Class I (a)	379,961	11,410,236
MassMutual Select Diversified Value Fund, Class I (a)	664,020	7,470,230
MassMutual Select Equity Opportunities Fund, Class I (a)	417,272	7,523,412
MassMutual Select Fundamental Value Fund, Class I (a)	850,949	7,522,392
MassMutual Select Growth Opportunities Fund, Class I (a)	370,496	3,812,405
MassMutual Select Mid Cap Growth Fund, Class I (a)	127,113	3,590,952
MassMutual Select Mid-Cap Value Fund, Class I (a)	269,884	3,495,002
MassMutual Select Overseas Fund, Class I (a)	3,258,563	30,630,495
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	141,598	2,769,655
MassMutual Select Small Cap Value Equity Fund, Class I (a)	312,549	3,613,072
MM Select Equity Asset Fund, Class I (a)	4,396,091	38,202,030
Vanguard Developed Markets Index Fund, Admiral Shares	354,622	5,400,889
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	411,624	13,044,371
Vanguard Mid-Cap Index Fund, Admiral Shares	12,123	3,108,290
Vanguard Real Estate Index Fund, Admiral Shares	35,449	4,267,307
Vanguard Small-Cap Index Fund, Admiral Shares	29,876	2,785,061
		176,648,946
Fixed Income Funds — 21.7%
JPMorgan Emerging Markets Debt Fund, Class R6	154,452	1,283,496
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	155,032	1,283,663
MassMutual Premier Core Bond Fund, Class I (a)	573,891	6,456,271
MassMutual Premier High Yield Fund, Class I (a)	1,597,688	14,011,726
MassMutual Select Strategic Bond Fund, Class I (a)	1,099,913	12,143,042
MassMutual Select Total Return Bond Fund, Class I (a)	1,173,128	12,106,682
Vanguard Total Bond Market Index Fund, Admiral Shares	140,638	1,634,216
		48,919,096

TOTAL MUTUAL FUNDS (Cost $204,539,222)		225,568,042

TOTAL LONG-TERM INVESTMENTS (Cost $204,539,222)		225,568,042

TOTAL INVESTMENTS — 100.1% (Cost $204,539,222) (b)		225,568,042

Other Assets/(Liabilities) — (0.1)%		(144,905)

NET ASSETS — 100.0%		$225,423,137

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2040 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 87.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	706,389	$13,421,388
JPMorgan Realty Income Fund, Class R6	545,042	7,221,800
MassMutual Premier International Equity Fund, Class I (a)	1,360,487	13,128,699
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	730,650	11,354,307
MassMutual Select Blue Chip Growth Fund, Class I (a)	628,186	18,864,413
MassMutual Select Diversified Value Fund, Class I (a)	1,099,658	12,371,149
MassMutual Select Equity Opportunities Fund, Class I (a)	690,971	12,458,204
MassMutual Select Fundamental Value Fund, Class I (a)	1,406,063	12,429,593
MassMutual Select Growth Opportunities Fund, Class I (a)	616,248	6,341,194
MassMutual Select Mid Cap Growth Fund, Class I (a)	212,666	6,007,818
MassMutual Select Mid-Cap Value Fund, Class I (a)	451,718	5,849,752
MassMutual Select Overseas Fund, Class I (a)	5,568,559	52,344,458
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	230,609	4,510,707
MassMutual Select Small Cap Value Equity Fund, Class I (a)	509,662	5,891,694
MM Select Equity Asset Fund, Class I (a)	7,267,816	63,157,322
Vanguard Developed Markets Index Fund, Institutional Shares	577,684	8,809,687
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	664,271	21,050,736
Vanguard Mid-Cap Index Fund, Admiral Shares	19,957	5,116,870
Vanguard Real Estate Index Fund, Admiral Shares	59,967	7,218,878
Vanguard Small-Cap Index Fund, Admiral Shares	47,740	4,450,298
		291,998,967
Fixed Income Funds — 12.8%
JPMorgan Emerging Markets Debt Fund, Class R6	128,406	1,067,052
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	128,887	1,067,185
MassMutual Premier Core Bond Fund, Class I (a)	393,281	4,424,413
MassMutual Premier High Yield Fund, Class I (a)	2,125,999	18,645,009
MassMutual Select Strategic Bond Fund, Class I (a)	748,870	8,267,523
MassMutual Select Total Return Bond Fund, Class I (a)	798,713	8,242,717
Vanguard Total Bond Market Index Fund, Admiral Shares	95,257	1,106,883
		42,820,782

TOTAL MUTUAL FUNDS (Cost $302,030,574)		334,819,749

TOTAL LONG-TERM INVESTMENTS (Cost $302,030,574)		334,819,749

TOTAL INVESTMENTS — 100.1% (Cost $302,030,574) (b)		334,819,749

Other Assets/(Liabilities) — (0.1)%		(188,574)

NET ASSETS — 100.0%		$334,631,175

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2045 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 94.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	329,924	$6,268,548
JPMorgan Realty Income Fund, Class R6	277,497	3,676,841
MassMutual Premier International Equity Fund, Class I (a)	684,833	6,608,636
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	365,176	5,674,836
MassMutual Select Blue Chip Growth Fund, Class I (a)	318,345	9,559,889
MassMutual Select Diversified Value Fund, Class I (a)	556,452	6,260,086
MassMutual Select Equity Opportunities Fund, Class I (a)	349,646	6,304,111
MassMutual Select Fundamental Value Fund, Class I (a)	712,880	6,301,859
MassMutual Select Growth Opportunities Fund, Class I (a)	310,791	3,198,035
MassMutual Select Mid Cap Growth Fund, Class I (a)	107,247	3,029,725
MassMutual Select Mid-Cap Value Fund, Class I (a)	227,787	2,949,846
MassMutual Select Overseas Fund, Class I (a)	2,869,802	26,976,143
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	114,458	2,238,792
MassMutual Select Small Cap Value Equity Fund, Class I (a)	252,963	2,924,253
MM Select Equity Asset Fund, Class I (a)	3,681,678	31,993,785
Vanguard Developed Markets Index Fund, Admiral Shares	291,917	4,445,901
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	333,063	10,554,774
Vanguard Mid-Cap Index Fund, Admiral Shares	10,093	2,587,806
Vanguard Real Estate Index Fund, Admiral Shares	30,617	3,685,729
Vanguard Small-Cap Index Fund, Admiral Shares	23,768	2,215,646
		147,455,241
Fixed Income Funds — 5.7%
JPMorgan Emerging Markets Debt Fund, Class R6	18,940	157,391
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	19,086	158,032
MassMutual Premier Core Bond Fund, Class I (a)	17,269	194,275
MassMutual Premier High Yield Fund, Class I (a)	871,134	7,639,847
MassMutual Select Strategic Bond Fund, Class I (a)	31,563	348,456
MassMutual Select Total Return Bond Fund, Class I (a)	33,655	347,315
Vanguard Total Bond Market Index Fund, Admiral Shares	4,116	47,833
		8,893,149

TOTAL MUTUAL FUNDS (Cost $140,120,315)		156,348,390

TOTAL LONG-TERM INVESTMENTS (Cost $140,120,315)		156,348,390

TOTAL INVESTMENTS — 100.1% (Cost $140,120,315) (b)		156,348,390

Other Assets/(Liabilities) — (0.1)%		(93,003)

NET ASSETS — 100.0%		$156,255,387

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2050 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 94.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	442,480	$8,407,118
JPMorgan Realty Income Fund, Class R6	373,127	4,943,937
MassMutual Premier International Equity Fund, Class I (a)	922,434	8,901,488
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	491,858	7,643,473
MassMutual Select Blue Chip Growth Fund, Class I (a)	426,316	12,802,262
MassMutual Select Diversified Value Fund, Class I (a)	748,369	8,419,156
MassMutual Select Equity Opportunities Fund, Class I (a)	470,206	8,477,820
MassMutual Select Fundamental Value Fund, Class I (a)	954,704	8,439,582
MassMutual Select Growth Opportunities Fund, Class I (a)	417,875	4,299,937
MassMutual Select Mid Cap Growth Fund, Class I (a)	144,204	4,073,772
MassMutual Select Mid-Cap Value Fund, Class I (a)	306,360	3,967,364
MassMutual Select Overseas Fund, Class I (a)	3,848,853	36,179,217
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	153,888	3,010,050
MassMutual Select Small Cap Value Equity Fund, Class I (a)	339,566	3,925,382
MM Select Equity Asset Fund, Class I (a)	4,930,186	42,843,320
Vanguard Developed Markets Index Fund, Admiral Shares	389,367	5,930,066
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	444,246	14,078,148
Vanguard Mid-Cap Index Fund, Admiral Shares	13,462	3,451,688
Vanguard Real Estate Index Fund, Admiral Shares	40,838	4,916,042
Vanguard Small-Cap Index Fund, Admiral Shares	31,702	2,955,296
		197,665,118
Fixed Income Funds — 5.7%
JPMorgan Emerging Markets Debt Fund, Class R6	25,025	207,960
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	25,121	208,000
MassMutual Premier Core Bond Fund, Class I (a)	22,825	256,776
MassMutual Premier High Yield Fund, Class I (a)	1,170,630	10,266,423
MassMutual Select Strategic Bond Fund, Class I (a)	41,717	460,558
MassMutual Select Total Return Bond Fund, Class I (a)	44,482	459,050
Vanguard Total Bond Market Index Fund, Admiral Shares	5,455	63,390
		11,922,157

TOTAL MUTUAL FUNDS (Cost $187,978,491)		209,587,275

TOTAL LONG-TERM INVESTMENTS (Cost $187,978,491)		209,587,275

TOTAL INVESTMENTS — 100.0% (Cost $187,978,491) (b)		209,587,275

Other Assets/(Liabilities) — (0.0)%		(81,230)

NET ASSETS — 100.0%		$209,506,045

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2055 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 94.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	146,307	$2,779,827
JPMorgan Realty Income Fund, Class R6	123,669	1,638,616
MassMutual Premier International Equity Fund, Class I (a)	304,555	2,938,959
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	162,668	2,527,865
MassMutual Select Blue Chip Growth Fund, Class I (a)	141,491	4,248,982
MassMutual Select Diversified Value Fund, Class I (a)	248,375	2,794,215
MassMutual Select Equity Opportunities Fund, Class I (a)	156,072	2,813,979
MassMutual Select Fundamental Value Fund, Class I (a)	316,741	2,799,994
MassMutual Select Growth Opportunities Fund, Class I (a)	138,548	1,425,663
MassMutual Select Mid Cap Growth Fund, Class I (a)	47,882	1,352,677
MassMutual Select Mid-Cap Value Fund, Class I (a)	101,497	1,314,386
MassMutual Select Overseas Fund, Class I (a)	1,272,685	11,963,236
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	51,103	999,565
MassMutual Select Small Cap Value Equity Fund, Class I (a)	112,717	1,303,004
MM Select Equity Asset Fund, Class I (a)	1,636,242	14,218,943
Vanguard Developed Markets Index Fund, Admiral Shares	131,642	2,004,912
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	114,222	4,760,782
Vanguard Mid-Cap Index Fund, Admiral Shares	4,551	1,166,990
Vanguard Real Estate Index Fund, Admiral Shares	13,807	1,662,086
Vanguard Small-Cap Index Fund, Admiral Shares	10,718	999,164
		65,713,845
Fixed Income Funds — 5.7%
JPMorgan Emerging Markets Debt Fund, Class R6	8,290	68,891
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	8,321	68,899
MassMutual Premier Core Bond Fund, Class I (a)	7,565	85,102
MassMutual Premier High Yield Fund, Class I (a)	389,245	3,413,681
MassMutual Select Strategic Bond Fund, Class I (a)	13,826	152,642
MassMutual Select Total Return Bond Fund, Class I (a)	14,741	152,131
Vanguard Total Bond Market Index Fund, Admiral Shares	1,856	21,569
		3,962,915

TOTAL MUTUAL FUNDS (Cost $62,691,423)		69,676,760

TOTAL LONG-TERM INVESTMENTS (Cost $62,691,423)		69,676,760

TOTAL INVESTMENTS — 100.0% (Cost $62,691,423) (b)		69,676,760

Other Assets/(Liabilities) — (0.0)%		(18,428)

NET ASSETS — 100.0%		$69,658,332

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTSM by JPMorgan 2060 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.7%

Equity Funds — 94.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	43,209	$820,968
JPMorgan Realty Income Fund, Class R6	36,451	482,973
MassMutual Premier International Equity Fund, Class I (a)	89,559	864,248
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	47,840	743,432
MassMutual Select Blue Chip Growth Fund, Class I (a)	41,885	1,257,814
MassMutual Select Diversified Value Fund, Class I (a)	72,976	820,978
MassMutual Select Equity Opportunities Fund, Class I (a)	45,935	828,215
MassMutual Select Fundamental Value Fund, Class I (a)	93,734	828,612
MassMutual Select Growth Opportunities Fund, Class I (a)	40,926	421,128
MassMutual Select Mid Cap Growth Fund, Class I (a)	14,120	398,895
MassMutual Select Mid-Cap Value Fund, Class I (a)	29,964	388,032
MassMutual Select Overseas Fund, Class I (a)	375,866	3,533,138
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	15,089	295,142
MassMutual Select Small Cap Value Equity Fund, Class I (a)	33,272	384,627
MM Select Equity Asset Fund, Class I (a)	484,269	4,208,301
Vanguard Developed Markets Index Fund, Admiral Shares	39,219	597,308
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	34,028	1,418,299
Vanguard Mid-Cap Index Fund, Admiral Shares	1,356	347,672
Vanguard Real Estate Index Fund, Admiral Shares	4,113	495,142
Vanguard Small-Cap Index Fund, Admiral Shares	3,193	297,675
		19,432,599
Fixed Income Funds — 5.7%
JPMorgan Emerging Markets Debt Fund, Class R6	2,557	21,251
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	2,567	21,255
MassMutual Premier Core Bond Fund, Class I (a)	2,327	26,183
MassMutual Premier High Yield Fund, Class I (a)	114,354	1,002,887
MassMutual Select Strategic Bond Fund, Class I (a)	4,254	46,962
MassMutual Select Total Return Bond Fund, Class I (a)	4,536	46,807
Vanguard Total Bond Market Index Fund, Admiral Shares	549	6,384
		1,171,729

TOTAL MUTUAL FUNDS (Cost $18,458,985)		20,604,328

TOTAL LONG-TERM INVESTMENTS (Cost $18,458,985)		20,604,328

TOTAL INVESTMENTS — 99.7% (Cost $18,458,985) (b)		20,604,328

Other Assets/(Liabilities) — 0.3%		67,182

NET ASSETS — 100.0%		$20,671,510

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MM Select Equity Asset Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.6%

Common Stock — 99.6%
Basic Materials — 2.0%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	3,204	$875,397
Celanese Corp.	5,160	670,490
Dow, Inc.	11,252	624,486
DuPont de Nemours, Inc.	18,175	1,292,424
Eastman Chemical Co.	21,850	2,191,118
Linde PLC	5,579	1,470,122
LyondellBasell Industries NV Class A	7,405	678,742
PPG Industries, Inc.	6,371	918,826
		8,721,605
Mining — 0.1%
Ferroglobe Representation & Warranty Insurance (a) (b) (c)	3,141	—
Newmont Corp.	11,693	700,294
		700,294
		9,421,899
Communications — 16.8%
Internet — 12.6%
Alphabet, Inc. Class A (b)	5,619	9,848,084
Alphabet, Inc. Class C (b)	4,505	7,892,219
Amazon.com, Inc. (b)	7,090	23,091,633
Booking Holdings, Inc. (b)	1,010	2,249,543
Facebook, Inc. Class A (b)	34,912	9,536,562
Lyft, Inc. Class A (b) (d)	12,385	608,475
Netflix, Inc. (b)	10,038	5,427,848
		58,654,364
Media — 2.3%
Altice USA, Inc. Class A (b)	15,439	584,675
Charter Communications, Inc. Class A (b)	5,388	3,564,431
Comcast Corp. Class A	90,828	4,759,387
Discovery, Inc. Class A (b) (d)	31,530	948,738
Discovery, Inc. Class C (b)	36,487	955,595
		10,812,826
Telecommunications — 1.9%
Cisco Systems, Inc.	32,617	1,459,611
Motorola Solutions, Inc.	1,446	245,907
T-Mobile US, Inc. (b)	25,271	3,407,794

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Verizon Communications, Inc.	62,815	$3,690,381
		8,803,693
		78,270,883
Consumer, Cyclical — 9.1%
Airlines — 0.3%
Delta Air Lines, Inc.	14,044	564,709
Southwest Airlines Co.	18,205	848,535
		1,413,244
Apparel — 1.0%
Carter's, Inc.	11,150	1,048,880
NIKE, Inc. Class B	23,855	3,374,767
		4,423,647
Auto Manufacturers — 2.1%
Cummins, Inc.	6,474	1,470,245
General Motors Co.	25,802	1,074,395
Tesla, Inc. (b)	10,343	7,298,745
		9,843,385
Auto Parts & Equipment — 0.2%
Magna International, Inc.	13,337	944,260
Home Builders — 0.4%
Lennar Corp. Class A	24,295	1,852,008
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	11,211	1,247,336
Retail — 4.8%
AutoZone, Inc. (b)	1,929	2,286,714
Best Buy Co., Inc.	21,874	2,182,807
Costco Wholesale Corp.	4,610	1,736,956
Dollar Tree, Inc. (b)	10,324	1,115,405
FF Group (b) (c)	294	1,724
The Home Depot, Inc.	15,970	4,241,951
Lowe's Cos., Inc.	27,566	4,424,619
Target Corp.	15,478	2,732,331
The TJX Cos., Inc.	31,497	2,150,930
Yum! Brands, Inc.	14,950	1,622,972
		22,496,409
		42,220,289
Consumer, Non-cyclical — 21.5%
Agriculture — 1.2%
Altria Group, Inc.	59,450	2,437,450
Philip Morris International, Inc.	38,808	3,212,914
		5,650,364
Beverages — 1.3%
The Coca-Cola Co.	73,060	4,006,611

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A	10,127	$2,218,319
		6,224,930
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (b)	13,472	2,104,865
Amgen, Inc.	1,524	350,398
Biogen, Inc. (b)	4,005	980,664
Illumina, Inc. (b)	3,371	1,247,270
Regeneron Pharmaceuticals, Inc. (b)	2,694	1,301,499
Vertex Pharmaceuticals, Inc. (b)	6,878	1,625,547
		7,610,243
Commercial Services — 2.8%
Booz Allen Hamilton Holding Corp.	8,167	711,999
Cintas Corp.	1,552	548,570
FleetCor Technologies, Inc. (b)	1,268	345,948
H&R Block, Inc. (d)	5,802	92,020
MarketAxess Holdings, Inc.	1,127	643,021
PayPal Holdings, Inc. (b)	27,836	6,519,191
S&P Global, Inc.	11,714	3,850,743
Verisk Analytics, Inc.	2,406	499,462
		13,210,954
Cosmetics & Personal Care — 1.6%
The Estee Lauder Cos., Inc. Class A	5,822	1,549,758
The Procter & Gamble Co.	40,983	5,702,375
		7,252,133
Foods — 0.8%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	—
The Kroger Co.	20,646	655,717
Mondelez International, Inc. Class A	50,431	2,948,701
		3,604,418
Health Care – Products — 3.9%
Abbott Laboratories	5,746	629,130
ABIOMED, Inc. (b)	659	213,648
Baxter International, Inc.	24,507	1,966,442
Boston Scientific Corp. (b)	51,882	1,865,158
Edwards Lifesciences Corp. (b)	5,402	492,824
Intuitive Surgical, Inc. (b)	992	811,555
Medtronic PLC	35,165	4,119,228
Thermo Fisher Scientific, Inc.	11,385	5,302,905
Zimmer Biomet Holdings, Inc.	17,115	2,637,250
		18,038,140
Health Care – Services — 1.6%
Anthem, Inc.	3,834	1,231,059
Centene Corp. (b)	4,771	286,403
Town Health International Medical Group Ltd. (b) (c)	62,000	5,518
UnitedHealth Group, Inc.	17,496	6,135,498
		7,658,478

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.6%
Avery Dennison Corp.	3,381	$524,427
Kimberly-Clark Corp.	15,297	2,062,494
		2,586,921
Pharmaceuticals — 6.1%
AbbVie, Inc.	48,454	5,191,846
Becton Dickinson and Co.	4,240	1,060,933
Bristol-Myers Squibb Co.	70,690	4,384,900
Cigna Corp.	12,657	2,634,934
DexCom, Inc. (b)	1,386	512,432
Eli Lilly and Co.	25,464	4,299,342
Johnson & Johnson	23,594	3,713,224
McKesson Corp.	14,088	2,450,185
Merck & Co., Inc.	44,786	3,663,495
Pfizer, Inc.	12,815	471,720
		28,383,011
		100,219,592
Energy — 2.3%
Oil & Gas — 2.0%
Cabot Oil & Gas Corp.	7,022	114,318
Chevron Corp.	39,258	3,315,338
ConocoPhillips	18,789	751,372
Diamondback Energy, Inc.	12,673	613,373
EOG Resources, Inc.	28,235	1,408,080
Phillips 66	18,002	1,259,060
Pioneer Natural Resources Co.	15,958	1,817,457
Untrade Brightoil	52,000	10,061
		9,289,059
Pipelines — 0.3%
Cheniere Energy, Inc. (b)	8,964	538,109
Kinder Morgan, Inc.	32,281	441,281
The Williams Cos., Inc.	28,913	579,706
		1,559,096
		10,848,155
Financial — 13.9%
Banks — 5.0%
Bank of America Corp.	72,393	2,194,232
Citigroup, Inc.	48,469	2,988,599
The Goldman Sachs Group, Inc.	9,485	2,501,289
KeyCorp	109,736	1,800,768
Morgan Stanley	62,793	4,303,204
Regions Financial Corp.	84,670	1,364,881
State Street Corp.	22,828	1,661,422
Truist Financial Corp.	22,541	1,080,390
US Bancorp	38,992	1,816,637
Wells Fargo & Co.	110,413	3,332,264
		23,043,686

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.7%
Capital One Financial Corp.	22,761	$2,249,925
Intercontinental Exchange, Inc.	20,569	2,371,400
Mastercard, Inc. Class A	21,995	7,850,895
T. Rowe Price Group, Inc.	3,002	454,473
Visa, Inc. Class A	19,370	4,236,800
		17,163,493
Insurance — 3.5%
The Allstate Corp.	22,592	2,483,539
American International Group, Inc.	12,823	485,479
Berkshire Hathaway, Inc. Class B (b)	32,104	7,443,955
Chubb Ltd.	10,494	1,615,236
Convoy Global Holdings Ltd. (b) (c)	42,000	905
The Hartford Financial Services Group, Inc.	15,482	758,308
Marsh & McLennan Cos., Inc.	5,183	606,411
MetLife, Inc.	4,694	220,383
The Progressive Corp.	23,796	2,352,948
Voya Financial, Inc.	5,461	321,161
		16,288,325
Real Estate Investment Trusts (REITS) — 1.7%
Camden Property Trust	10,490	1,048,161
Equinix, Inc.	2,937	2,097,547
Equity LifeStyle Properties, Inc.	6,091	385,926
Mid-America Apartment Communities, Inc.	6,538	828,299
Prologis, Inc.	21,963	2,188,833
Public Storage	1,407	324,918
Realty Income Corp.	3,122	194,095
Sun Communities, Inc.	2,001	304,052
UDR, Inc.	4,336	166,632
Ventas, Inc.	11,506	564,254
		8,102,717
		64,598,221
Industrial — 7.7%
Aerospace & Defense — 1.0%
General Dynamics Corp.	4,898	728,920
Northrop Grumman Corp.	5,277	1,608,008
Raytheon Technologies Corp.	33,042	2,362,833
		4,699,761
Building Materials — 0.3%
Masco Corp.	28,282	1,553,530
Electronics — 1.3%
Honeywell International, Inc.	21,278	4,525,831
PerkinElmer, Inc.	1,634	234,479
TE Connectivity Ltd.	9,261	1,121,229
Waters Corp. (b)	1,019	252,121
		6,133,660

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b) (c)	40,000	$—
Hand & Machine Tools — 0.7%
Snap-on, Inc.	4,270	730,768
Stanley Black & Decker, Inc.	13,420	2,396,275
		3,127,043
Machinery – Diversified — 0.5%
Deere & Co.	8,851	2,381,362
Miscellaneous - Manufacturing — 1.6%
Eaton Corp. PLC	22,836	2,743,517
Parker-Hannifin Corp.	8,382	2,283,341
Trane Technologies PLC	16,865	2,448,123
		7,474,981
Packaging & Containers — 0.5%
Crown Holdings, Inc. (b)	8,309	832,562
Packaging Corp. of America	2,913	401,732
WestRock Co.	20,267	882,222
		2,116,516
Transportation — 1.8%
CSX Corp.	8,275	750,956
FedEx Corp.	9,749	2,531,036
Norfolk Southern Corp.	15,389	3,656,580
Union Pacific Corp.	6,358	1,323,863
		8,262,435
		35,749,288
Technology — 23.5%
Computers — 9.3%
Accenture PLC Class A	19,986	5,220,543
Apple, Inc.	247,731	32,871,426
Fortinet, Inc. (b)	2,103	312,359
International Business Machines Corp.	14,042	1,767,607
Leidos Holdings, Inc.	17,423	1,831,506
Seagate Technology PLC	25,111	1,560,900
		43,564,341
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (b)	28,217	2,587,781
Analog Devices, Inc.	22,566	3,333,675
Applied Materials, Inc.	39,241	3,386,498
Intel Corp.	22,449	1,118,409
Lam Research Corp.	4,975	2,349,543
Microchip Technology, Inc.	7,119	983,205
Micron Technology, Inc. (b)	10,468	786,984
NVIDIA Corp.	7,526	3,930,077
NXP Semiconductor NV	14,684	2,334,903
Qorvo, Inc. (b)	8,494	1,412,298
QUALCOMM, Inc.	5,281	804,508

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	27,728	$4,550,997
		27,578,878
Software — 8.3%
Intuit, Inc.	9,419	3,577,807
Microsoft Corp.	131,224	29,186,842
MSCI, Inc.	680	303,640
salesforce.com, Inc. (b)	19,513	4,342,228
Workday, Inc. Class A (b)	4,493	1,076,568
		38,487,085
		109,630,304
Utilities — 2.8%
Electric — 2.8%
Ameren Corp.	16,204	1,264,884
CMS Energy Corp.	16,499	1,006,604
DTE Energy Co.	8,690	1,055,053
Exelon Corp.	19,206	810,877
NextEra Energy, Inc.	62,132	4,793,484
Public Service Enterprise Group, Inc.	19,417	1,132,011
Sempra Energy	13,271	1,690,858
Xcel Energy, Inc.	16,752	1,116,857
		12,870,628
		12,870,628
TOTAL COMMON STOCK (Cost $343,111,951)		463,829,259

TOTAL EQUITIES (Cost $343,111,951)		463,829,259

Warrants — 0.0%

Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23, Strike 0.2763 SGD (a) (b) (c)	14,640	—
Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25, Strike 0.0002 EUR (b) (c)	11,608	68

TOTAL WARRANTS (Cost $0)		68

Rights — 0.0%

Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS (Cost $30)		3,843

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (e)	38,776	$38,776

TOTAL MUTUAL FUNDS (Cost $38,776)		38,776

TOTAL LONG-TERM INVESTMENTS (Cost $343,150,757)		463,871,946

	Principal Amount
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (f)	$3,546,106	3,546,106

TOTAL SHORT-TERM INVESTMENTS (Cost $3,546,106)		3,546,106

TOTAL INVESTMENTS — 100.3% (Cost $346,696,863) (g)		467,418,052

Other Assets/(Liabilities) — (0.3)%		(1,584,148)

NET ASSETS — 100.0%		$465,833,904

Abbreviation Legend

CVR Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $12,058 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $90,919 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $54,632 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $3,546,106. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $3,617,088.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	3/19/21	10	$1,846,140	$28,260

Currency Legend

EUR Euro

SGD Singapore Dollar

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 93.9%

Bank Loans — 1.7%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. LIBOR + 3.500%
3.714% VRN 8/21/26	$189,520	$182,074
Lamar Media Corp., 2020 Term Loan B, 1 mo. LIBOR + 1.500%
1.638% VRN 2/05/27	330,000	322,575
		504,649
Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc.
2020 Term Loan B1, 3 mo. LIBOR + 3.500%
3.754% VRN 4/06/26	84,332	80,115
2020 CAD Term Loan B2, 3 mo. LIBOR + 3.500%
3.754% VRN 4/06/26	45,340	43,073
TransDigm, Inc., 2020 Term Loan G, 1 mo. LIBOR + 2.250%
2.397% VRN 8/22/24	278,593	272,818
		396,006
Auto Parts & Equipment — 0.0%
Clarios Global LP, USD Term Loan B, 1 mo. LIBOR + 3.500%
3.647% VRN 4/30/26	329,191	327,476
Biotechnology — 0.1%
Aldevron LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250%
5.250% VRN 10/12/26	446,973	447,903
Commercial Services — 0.0%
Weight Watchers International, Inc., 2017 Term Loan B, 1 mo. LIBOR + 4.750%
5.500% VRN 11/29/24	78,556	78,441
Computers — 0.1%
Western Digital Corp.
2018 Term Loan A, 1 mo. LIBOR + 1.500%
1.647% VRN 2/27/23	186,154	184,409
2018 Term Loan B4, 1 mo. LIBOR + 1.750%
1.897% VRN 4/29/23	299,232	298,559
		482,968
Distribution & Wholesale — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, 1 mo. LIBOR + 2.250%
2.438% VRN 9/19/26	39,600	38,907
Diversified Financial Services — 0.0%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 6 mo. LIBOR + 3.000%
3.233% - 3.234% VRN 10/31/25	171,524	160,803

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Camelot U.S. Acquisition 1 Co.
Term Loan B, 1 mo. LIBOR + 3.000%
3.147% VRN 10/30/26	$103,950	$103,387
2020 Incremental Term Loan B, 1 mo. LIBOR + 3.000%
4.000% VRN 10/30/26	110,000	109,897
		374,087
Environmental Controls — 0.1%
Filtration Group Corp.
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000%
3.147% VRN 3/29/25	371,370	367,025
2020 Incremental Term Loan, 1 mo. LIBOR + 3.750%
4.500% VRN 3/29/25	84,787	84,787
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000%
4.000% VRN 5/30/25	160,073	160,100
		611,912
Foods — 0.0%
Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.750%
4.750% VRN 7/07/24	115,324	115,504
Health Care – Services — 0.1%
ADMI Corp., 2020 Incremental Term Loan,
0.000% 12/23/27 (a)	265,000	264,934
ATI Holdings Acquisition, Inc., 2016 Term Loan, 3 mo. LIBOR + 3.500%
4.500% VRN 5/10/23	184,518	180,713
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750%
3.897% VRN 11/16/25	149,589	149,010
		594,657
Household Products & Wares — 0.0%
Diamond (BC) B.V., USD Term Loan, 3 mo. LIBOR + 3.000%
3.214% VRN 9/06/24	34,910	34,357
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B, 1 mo. LIBOR + 3.500%
3.647% VRN 2/15/27	198,500	194,324
Alliant Holdings Intermediate LLC
2018 Term Loan B, 1 mo. LIBOR + 3.250%
3.397% VRN 5/09/25	343,684	337,955
2020 Term Loan B3, 1 mo. LIBOR + 3.750%
4.250% VRN 10/08/27	214,297	214,164
Asurion LLC
2018 Term Loan B7, 1 mo. LIBOR + 3.000%
3.147% VRN 11/03/24	391,466	387,943
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.500%
6.647% VRN 8/04/25	93,939	94,527
Hub International Ltd., 2019 Incremental Term Loan B, 3 mo. LIBOR + 4.000%
5.000% VRN 4/25/25	336,600	337,125
		1,566,038

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.1%
UFC Holdings LLC, 2019 Term Loan, 6 mo. LIBOR + 3.250%
4.250% VRN 4/29/26	$428,414	$426,606
Lodging — 0.1%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750%
2.897% VRN 12/23/24	381,069	373,402
2020 Term Loan B1, 1 mo. LIBOR + 4.500%
4.647% VRN 7/21/25	239,400	239,474
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750%
1.897% VRN 8/29/25	521,063	509,339
		1,122,215
Machinery - Diversified — 0.0%
Vertical US Newco, Inc., USD Term Loan B, 6 mo. LIBOR + 4.250%
4.567% - 4.570% VRN 7/30/27	244,875	245,706
Media — 0.0%
The E.W. Scripps Co., 2020 Term Loan B3,
0.000% 12/15/27 (a)	110,000	110,000
Packaging & Containers — 0.1%
Charter NEX US, Inc., Incremental Term Loan, PRIME + 2.250%
5.500% 5/16/24	304,642	305,861
Flex Acquisition Co., Inc.
2018 Incremental Term Loan, 3 mo. LIBOR + 3.000%
3.225% VRN 6/29/25	74,919	73,926
1st Lien Term Loan, 1 mo. LIBOR + 3.000%, 3 mo. LIBOR + 3.000%
4.000% VRN 12/29/23	95,623	94,996
		474,783
Pipelines — 0.0%
Buckeye Partners LP, 2019 Term Loan B, 1 mo. LIBOR + 2.750%
2.897% VRN 11/01/26	382,113	381,337
Retail — 0.2%
Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.250%
4.000% VRN 10/19/27	240,000	239,599
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 3 mo. LIBOR + 3.250%
4.250% VRN 12/15/27	240,000	240,074
KFC Holding Co., 2018 Term Loan B, 1 mo. LIBOR + 1.750%
1.908% VRN 4/03/25	790,698	783,922
WOOF Holdings, Inc., 1st Lien Term Loan,
0.000% 12/21/27 (a)	125,000	124,740
		1,388,335
Software — 0.4%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.000%
4.000% VRN 9/19/24	395,111	394,618
Ascend Learning LLC
2017 Term Loan B, 1 mo. LIBOR + 3.000%
4.000% VRN 7/12/24	715,600	711,127
2020 Incremental Term Loan, 1 mo. LIBOR + 3.750%
4.750% VRN 7/12/24	239,400	239,800

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CCC Information Services, Inc, 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.000%
4.000% VRN 4/29/24	$176,753	$176,090
Emerald TopCo, Inc., Term Loan, 3 mo. LIBOR + 3.500%
3.714% VRN 7/24/26	146,928	144,908
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.500%
4.250% VRN 7/01/24	174,554	174,747
Solera LLC, USD Term Loan B, 1 mo. LIBOR + 2.750%
2.897% VRN 3/03/23	148,057	146,761
The Ultimate Software Group, Inc.
2020 Incremental Term Loan B, 3 mo. LIBOR + 4.000%
4.750% VRN 5/04/26	693,263	696,334
2020 2nd Lien Incremental Term Loan, 3 mo. LIBOR + 6.750%
7.500% VRN 5/03/27	75,000	76,969
		2,761,354
Telecommunications — 0.0%
Intelsat Jackson Holdings SA, 2017 Term Loan B3,
0.000% 11/27/23 (a)	170,000	172,125
Iridium Satellite LLC, Term Loan, 1 mo. LIBOR + 3.750%
4.750% VRN 11/04/26	203,463	204,282
		376,407
Transportation — 0.0%
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. LIBOR + 5.250%
6.250% VRN 6/25/27	270,000	280,633

TOTAL BANK LOANS (Cost $13,091,604)		13,140,281

Corporate Debt — 34.8%
Aerospace & Defense — 0.0%
TransDigm, Inc.
8.000% 12/15/25 (b)	135,000	149,216

Agriculture — 0.3%
BAT Capital Corp.
3.557% 8/15/27	770,000	857,378
BAT International Finance PLC
1.668% 3/25/26	205,000	209,842
3.950% 6/15/25 (b)	786,000	883,882
Bunge Finance Europe BV
1.850% 6/16/23 EUR (c)	220,000	276,517
Reynolds American, Inc.
4.450% 6/12/25	395,000	449,903
		2,677,522
Airlines — 0.3%
American Airlines Pass Through Trust
Series 2017-2, Class B, 3.700% 4/15/27	182,325	154,139
Series 2017-2, Class A, 3.350% 4/15/31	907,929	895,481
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	920,000	989,000
United Airlines Pass Through Trust
2.900% 11/01/29	157,005	150,110

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.700% 11/01/33	$98,523	$95,057
		2,283,787
Auto Manufacturers — 1.1%
American Honda Finance Corp.
0.750% 11/25/26 GBP (c)	130,000	178,413
1.950% 10/18/24 EUR (c)	200,000	262,552
FCE Bank PLC
0.869% 9/13/21 EUR (b) (c)	200,000	243,475
1.660% 2/11/21 EUR (b) (c)	225,000	274,871
General Motors Financial Co., Inc.
2.200% 4/01/24 EUR (b) (c)	370,000	478,166
3.200% 7/06/21	65,000	65,699
4.000% 10/06/26	620,000	698,038
4.200% 3/01/21	150,000	150,369
4.350% 4/09/25	750,000	837,291
5.100% 1/17/24	435,000	486,786
Hyundai Capital America
1.800% 10/15/25 (b)	300,000	307,579
2.375% 2/10/23 (b)	515,000	530,771
Volkswagen Bank GmbH
2.500% 7/31/26 EUR (b) (c)	700,000	953,843
Volkswagen Group of America Finance LLC
2.850% 9/26/24 (b)	285,000	304,378
3.200% 9/26/26 (b)	1,320,000	1,458,718
3.350% 5/13/25 (b)	500,000	549,678
Volkswagen International Finance NV
1.875% 3/30/27 EUR (b) (c)	300,000	400,792
Volkswagen Leasing GmbH
1.500% 6/19/26 EUR (b) (c)	145,000	187,685
1.625% 8/15/25 EUR (b) (c)	205,000	265,923
		8,635,027
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.
6.250% 5/15/26 (b)	120,000	128,700
Banks — 7.7%
ABN AMRO Bank NV
6.375% 4/27/21 EUR (b) (c)	200,000	249,105
AIB Group PLC
2.250% 7/03/25 EUR (b) (c)	300,000	399,080
3 mo. USD LIBOR + 1.874% 4.263% VRN 4/10/25 (b)	640,000	699,756
Arion Banki HF
1.000% 3/20/23 EUR (b) (c)	150,000	185,767
1.625% 12/01/21 EUR (b) (c)	100,000	124,171
Banco Bilbao Vizcaya Argentaria SA
0.375% 10/02/24 EUR (b) (c)	200,000	246,789
Banco Comercial Portugues SA 5 year EUR Swap + 4.267%
4.500% VRN 12/07/27 EUR (b) (c)	100,000	120,687
Banco de Bogota SA
6.250% 5/12/26 (b)	250,000	288,440
Banco de Credito del Peru
5 year CMT + 3.000% 3.125% VRN 7/01/30 (b)	40,000	40,950
5 year CMT + 3.000% 3.125% VRN 7/01/30 (b)	135,000	138,208
Banco de Sabadell SA
0.875% 3/05/23 EUR (b) (c)	200,000	248,525

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banco Santander SA
1.125% 1/17/25 EUR (b) (c)	$300,000	$380,884
2.746% 5/28/25	1,200,000	1,281,030
3.490% 5/28/30	200,000	224,157
Bangkok Bank PCL
5 year CMT + 1.900% 3.733% VRN 9/25/34 (b)	1,200,000	1,249,391
4.450% 9/19/28 (b)	330,000	382,142
Bank of America Corp.
SOFR + 1.530% 1.898% VRN 7/23/31	1,240,000	1,252,823
2.375% 6/19/24 EUR (b) (c)	150,000	198,524
2.375% 6/19/24 EUR (b) (c)	150,000	198,524
3 mo. USD LIBOR + .990% 2.496% VRN 2/13/31	1,735,000	1,842,686
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	626,979
SOFR + 1.930% 2.676% VRN 6/19/41	445,000	463,644
SOFR + 1.880% 2.831% VRN 10/24/51	607,000	633,146
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	55,000	62,125
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	558,909
3.950% 4/21/25	1,365,000	1,538,749
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	1,615,000	1,923,054
Barclays PLC
3 mo. USD LIBOR + 2.452% 2.852% VRN 5/07/26	670,000	719,540
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	519,647
BBVA Bancomer SA
5 year CMT + 2.650% 5.125% VRN 1/18/33 (b)	300,000	323,250
5 year CMT + 4.308% 5.875% VRN 9/13/34 (b)	1,000,000	1,140,000
CaixaBank SA
1.125% 5/17/24 EUR (b) (c)	100,000	126,860
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (b) (c)	700,000	893,984
Citigroup, Inc. SOFR + 2.750%
3.106% VRN 4/08/26	475,000	518,967
Cooperatieve Rabobank UA
4.625% 5/23/29 GBP (b) (c)	150,000	253,877
Credit Agricole SA
0.875% 1/14/32 EUR (b) (c)	200,000	256,036
1.000% 9/16/24 EUR (b) (c)	200,000	255,314
Credit Suisse Group AG
BPSW1 + 1.230% 2.125% VRN 9/12/25 GBP (b) (c)	250,000	358,571
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	475,000	496,400
SOFR + 1.560% 2.593% VRN 9/11/25 (b)	760,000	799,728
SOFR + 3.730% 4.194% VRN 4/01/31 (b)	1,495,000	1,759,575
Danske Bank A/S
5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	200,000	247,936
5 year EUR Swap + 1.520% 2.750% VRN 5/19/26 EUR (b) (c)	200,000	246,637
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (b)	200,000	203,163
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (b)	1,040,000	1,112,897
3.875% 9/12/23 (b)	5,000	5,388
5.375% 1/12/24 (b)	200,000	225,632
Dexia Credit Local SA
0.625% 1/21/22 EUR (b) (c)	300,000	370,993
Discover Bank
4.650% 9/13/28	405,000	484,493
DNB Boligkreditt AS
1.875% 11/21/22 EUR (b) (c)	100,000	127,670
Fifth Third Bancorp
2.550% 5/05/27	180,000	195,897
The Goldman Sachs Group, Inc.
1.375% 5/15/24 EUR (b) (c)	40,000	50,432
1.625% 7/27/26 EUR (b) (c)	140,000	184,770

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 11/16/26	$745,000	$836,369
HDFC Bank Ltd.
8.100% 3/22/25 INR (b) (c)	30,000,000	435,035
Heta Asset Resolution AG
2.375% 12/13/22 EUR (b) (c)	1,100,000	1,402,271
HSBC Holdings PLC
SOFR + 1.538% 1.645% VRN 4/18/26	940,000	961,396
SOFR + 1.929% 2.099% VRN 6/04/26	610,000	633,877
6.500% 5/20/24 GBP (b) (c)	100,000	162,886
ICICI Bank Ltd/Dubai
4.000% 3/18/26 (b)	200,000	218,006
ING Bank NV 5 year EUR Swap + 2.250%
3.625% VRN 2/25/26 EUR (b) (c)	100,000	122,765
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (b) (c)	300,000	377,864
JP Morgan Chase & Co.
SOFR + 1.105% 1.764% VRN 11/19/31	1,965,000	1,983,641
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	716,497
SOFR + 2.040% 2.522% VRN 4/22/31	1,115,000	1,198,471
SOFR + 1.510% 2.739% VRN 10/15/30	445,000	483,863
SOFR + 2.515% 2.956% VRN 5/13/31	2,320,000	2,544,091
Kookmin Bank
2.500% 11/04/30 (b)	200,000	203,561
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (c)	75,000	81,853
4.700% 6/02/37 CAD (c)	65,000	70,939
Landsbankinn HF
1.000% 5/30/23 EUR (b) (c)	100,000	124,133
1.625% 3/15/21 EUR (b) (c)	740,000	907,134
Morgan Stanley
3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (c)	100,000	124,315
1.375% 10/27/26 EUR (c)	100,000	131,195
SOFR + 1.034% 1.794% VRN 2/13/32	590,000	594,219
3.125% 7/27/26	1,380,000	1,542,518
3.700% 10/23/24	1,120,000	1,246,334
The Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (b) (c)	100,000	124,799
Natwest Group PLC
3.875% 9/12/23	810,000	878,880
5.125% 5/28/24	340,000	384,129
Nordea Hypotek AB
1.250% 5/19/21 SEK (b) (c)	5,800,000	708,469
QNB Finance Ltd.
2.750% 2/12/27 (b)	800,000	846,163
Santander UK Group Holdings PLC 1 year CMT + 1.250%
1.532% VRN 8/21/26	835,000	847,589
Shinhan Bank Co. Ltd.
3.875% 3/24/26 (b)	400,000	445,499
Societe Generale SA 5 year EUR Swap + 1.830%
2.500% VRN 9/16/26 EUR (b) (c)	400,000	496,178
Stadshypotek AB
2.000% 9/01/28 SEK (b) (c)	7,000,000	959,381
Standard Chartered PLC 1 year CMT + 3.850%
4.644% VRN 4/01/31 (b)	2,030,000	2,455,690
UBS AG
1.375% 4/16/21 EUR (b) (c)	170,000	208,775
UBS Group AG 1 year CMT + 1.080%
1.364% VRN 1/30/27 (b)	235,000	237,631

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UniCredit SpA
2.000% 3/04/23 EUR (b) (c)	$200,000	$255,579
EUAMDB05 + 4.739% 4.875% VRN 2/20/29 EUR (b) (c)	200,000	266,096
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	1,235,000	1,300,316
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	1,176,407
3 mo. USD LIBOR + 1.000% 2.572% VRN 2/11/31	1,225,000	1,299,803
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	2,145,000	2,340,174
SOFR + 2.530% 3.068% VRN 4/30/41	450,000	489,510
4.300% 7/22/27	290,000	339,815
		60,600,018
Beverages — 0.2%
Anheuser-Busch InBev SA/NV
1.500% 4/18/30 EUR (b) (c)	150,000	204,644
2.000% 1/23/35 EUR (b) (c)	150,000	212,138
Anheuser-Busch InBev Worldwide, Inc.
4.500% 6/01/50	840,000	1,060,298
		1,477,080
Building Materials — 0.3%
Boral Finance Pty Ltd.
3.000% 11/01/22 (b)	170,000	173,730
3.750% 5/01/28 (b)	1,060,000	1,118,054
Cemex SAB de CV
7.375% 6/05/27 (b)	300,000	341,400
CRH Finance UK PLC
4.125% 12/02/29 GBP (b) (c)	150,000	257,132
Victoria PLC
5.250% 7/15/24 EUR (b) (c)	100,000	126,258
		2,016,574
Chemicals — 0.4%
Ashland Services BV
2.000% 1/30/28 EUR (b) (c)	100,000	121,707
Ecolab, Inc.
4.800% 3/24/30	40,000	51,040
Equate Petrochemical BV
4.250% 11/03/26 (b)	200,000	222,754
Firmenich Productions Participations SAS
1.750% 4/30/30 EUR (b) (c)	300,000	406,708
Methanex Corp.
5.125% 10/15/27	455,000	494,530
Syngenta Finance NV
3.933% 4/23/21 (b)	615,000	619,128
Westlake Chemical Corp.
1.625% 7/17/29 EUR (c)	1,015,000	1,291,471
		3,207,338
Commercial Services — 0.5%
AA Bond Co. Ltd.
5.500% 7/31/43 GBP (b) (c)	100,000	132,426
Abertis Infraestructuras SA
3.000% 3/27/31 EUR (b) (c)	200,000	284,351
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (b)	250,000	268,296

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Refinitiv US Holdings, Inc.
4.500% 5/15/26 EUR (b) (c)	$100,000	$128,426
6.875% 11/15/26 EUR (b) (c)	100,000	132,129
Shanghai Port Group BVI Co. Ltd.
2.375% 7/13/30 (b)	200,000	201,113
Shanghai Port Group BVI Development Co. Ltd.
2.850% 9/11/29 (b)	520,000	546,723
3.375% 6/18/29 (b)	400,000	431,882
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625% 11/01/26 (b)	115,000	119,600
Transurban Finance Co.
1.450% 5/16/29 EUR (b) (c)	225,000	299,016
2.450% 3/16/31 (b)	920,000	965,112
3.375% 3/22/27 (b)	560,000	623,051
Verisure Holding AB
3.875% 7/15/26 EUR (b) (c)	100,000	124,914
		4,257,039
Computers — 0.1%
Apple, Inc.
1.650% 5/11/30	445,000	458,314
Capgemini SE
1.625% 4/15/26 EUR (b) (c)	200,000	263,929
		722,243
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/23/23	1,000,000	1,043,453
3.500% 1/15/25	150,000	159,273
4.450% 4/03/26	270,000	302,956
4.875% 1/16/24	540,000	589,521
6.500% 7/15/25	150,000	179,317
Avolon Holdings Funding Ltd.
3.950% 7/01/24 (b)	125,000	132,020
4.250% 4/15/26 (b)	150,000	161,605
4.375% 5/01/26 (b)	270,000	292,490
5.125% 10/01/23 (b)	675,000	722,103
5.500% 1/15/23 (b)	425,000	451,923
Cabot Financial Luxembourg SA
7.500% 10/01/23 GBP (b) (c)	44,104	61,320
Capital One Bank USA
3.375% 2/15/23	470,000	496,674
Capital One Financial Corp.
1.650% 6/12/29 EUR (c)	300,000	392,373
3.800% 1/31/28	670,000	772,109
Discover Financial Services
3.750% 3/04/25	860,000	946,514
4.100% 2/09/27	510,000	587,561
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (b) (c)	140,000	195,279
FCA Bank Spa Ireland
0.500% 9/13/24 EUR (b) (c)	160,000	197,407
1.000% 11/15/21 EUR (b) (c)	100,000	123,489
GE Capital European Funding Unlimited Co.
4.625% 2/22/27 EUR (c)	150,000	228,750
GE Capital International Funding Co. Unlimited Co.
3.373% 11/15/25	890,000	987,784

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Intercontinental Exchange, Inc.
1.850% 9/15/32	$1,960,000	$1,976,903
2.100% 6/15/30	805,000	835,573
2.650% 9/15/40	370,000	379,740
LeasePlan Corp. NV EUAMDB05 + 7.556%
7.375% VRN EUR (b) (c) (d)	200,000	265,917
Louvre Bidco SAS
4.250% 9/30/24 EUR (b) (c)	100,000	120,650
Navient Corp.
6.750% 6/15/26	535,000	581,144
Synchrony Financial
4.250% 8/15/24	100,000	110,492
4.375% 3/19/24	132,000	145,328
		13,439,668
Electric — 1.9%
Acwa Power Management And Investments One Ltd.
5.950% 12/15/39 (b)	200,000	238,916
Ausgrid Finance Pty Ltd.
3.850% 5/01/23 (b)	585,000	617,744
4.350% 8/01/28 (b)	260,000	301,623
China Southern Power Grid International Finance BVI Co. Ltd.
4.250% 9/18/28 (b)	400,000	466,256
ContourGlobal Power Holdings SA
3.125% 1/01/28 EUR (b) (c)	100,000	123,081
DPL, Inc.
4.125% 7/01/25 (b)	165,000	178,129
E.ON SE
1.625% 5/22/29 EUR (b) (c)	150,000	205,523
Edison International
4.950% 4/15/25	30,000	34,148
Enel Finance International NV
3.625% 5/25/27 (b)	1,970,000	2,235,396
5.625% 8/14/24 GBP (b) (c)	150,000	242,537
Eskom Holdings SOC Ltd.
5.750% 1/26/21 (b)	420,000	418,320
IE2 Holdco SAU
2.875% 6/01/26 EUR (b) (c)	200,000	277,260
NRG Energy, Inc.
3.750% 6/15/24 (b)	70,000	76,585
4.450% 6/15/29 (b)	230,000	266,719
OmGrid Funding Ltd.
5.196% 5/16/27 (b)	225,000	227,808
Pacific Gas and Electric Co.
2.100% 8/01/27	1,120,000	1,139,736
2.500% 2/01/31	600,000	602,191
3.300% 8/01/40	500,000	499,031
4.550% 7/01/30	1,550,000	1,765,578
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% 6/30/50 (b)	750,000	769,722
Sempra Energy
3.400% 2/01/28	1,065,000	1,212,951
State Grid Overseas Investment Ltd.
1.375% 5/02/25 EUR (b) (c)	100,000	127,172
3.500% 5/04/27 (b)	600,000	666,079
TNB Global Ventures Capital Bhd
3.244% 10/19/26 (b)	380,000	411,464
Vistra Operations Co. LLC

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.550% 7/15/24 (b)	$1,285,000	$1,391,570
3.700% 1/30/27 (b)	630,000	694,692
		15,190,231
Electronics — 0.2%
Arrow Electronics, Inc.
4.000% 4/01/25	375,000	412,486
Avnet, Inc.
3.750% 12/01/21	475,000	486,488
Honeywell International, Inc.
0.750% 3/10/32 EUR (c)	160,000	203,167
Keysight Technologies, Inc.
4.600% 4/06/27	235,000	280,095
PerkinElmer, Inc.
3.300% 9/15/29	195,000	219,865
Roper Technologies, Inc.
2.000% 6/30/30	105,000	107,322
		1,709,423
Engineering & Construction — 0.1%
Heathrow Funding Ltd.
4.875% 7/15/23 (b)	820,000	835,845
Weekley Homes LLC / Weekley Finance Corp.
4.875% 9/15/28 (b)	120,000	125,400
		961,245
Entertainment — 0.1%
Cirsa Finance International Sarl
6.250% 12/20/23 EUR (b) (c)	100,000	121,432
International Game Technology PLC
3.500% 6/15/26 EUR (b) (c)	100,000	126,136
3.500% 6/15/26 EUR (b) (c)	100,000	126,135
		373,703
Foods — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC
7.500% 3/15/26 (b)	180,000	201,429
B&G Foods, Inc.
5.250% 9/15/27	225,000	239,220
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (b)	240,000	243,600
Iceland Bondco PLC
4.625% 3/15/25 GBP (b) (c)	150,000	203,066
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (b) (c)	150,000	188,813
Yili Holding Investment Co.
1.625% 11/19/25 (b)	566,000	566,105
		1,642,233
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (b)	1,500,000	1,695,000

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.3%
APT Pipelines Ltd.
4.250% 7/15/27 (b)	$885,000	$1,005,556
NiSource, Inc.
1.700% 2/15/31	370,000	368,149
3.600% 5/01/30	1,105,000	1,278,677
		2,652,382
Health Care – Products — 0.1%
DH Europe Finance II Sarl
0.450% 3/18/28 EUR (c)	100,000	124,381
0.750% 9/18/31 EUR (c)	100,000	125,782
Medtronic Global Holdings SCA
0.375% 10/15/28 EUR (c)	100,000	125,313
Thermo Fisher Scientific, Inc.
0.125% 3/01/25 EUR (c)	240,000	295,155
0.875% 10/01/31 EUR (c)	240,000	308,996
2.375% 4/15/32 EUR (c)	100,000	147,920
		1,127,547
Health Care – Services — 0.8%
Anthem, Inc.
2.250% 5/15/30	275,000	292,113
Centene Corp.
3.375% 2/15/30	515,000	541,826
4.250% 12/15/27	1,135,000	1,203,100
4.625% 12/15/29	875,000	971,434
Humana, Inc.
4.875% 4/01/30	645,000	805,901
Tenet Healthcare Corp.
7.500% 4/01/25 (b)	215,000	234,888
UnitedHealth Group, Inc.
2.000% 5/15/30	190,000	201,531
2.750% 5/15/40	250,000	271,206
2.900% 5/15/50	1,405,000	1,555,545
4.450% 12/15/48	50,000	68,954
		6,146,498
Home Builders — 0.0%
Shea Homes LP / Shea Homes Funding Corp.
4.750% 4/01/29 (b)	155,000	159,263
Insurance — 0.7%
Aflac, Inc.
3.600% 4/01/30	150,000	176,553
AIA Group Ltd.
3.900% 4/06/28 (b)	640,000	725,425
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (b) (c) (d)	400,000	536,304
American International Group, Inc.
5.000% 4/26/23 GBP (b) (c)	150,000	225,264
AXA SA 3 mo. EURIBOR + 3.750%
3.375% VRN 7/06/47 EUR (b) (c)	140,000	197,734
Berkshire Hathaway Finance Corp.
2.375% 6/19/39 GBP (c)	300,000	483,426

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CNO Financial Group, Inc.
5.250% 5/30/25	$637,000	$739,415
Equitable Holdings, Inc.
4.350% 4/20/28	610,000	721,189
Legal & General Group PLC 5 Year UK Gilt + 4.580%
5.375% VRN 10/27/45 GBP (b) (c)	185,000	296,605
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	195,861
MGIC Investment Corp.
5.250% 8/15/28	95,000	101,650
Trinity Acquisition PLC
4.400% 3/15/26	545,000	634,973
XLIT Ltd. 3 mo. EURIBOR + 2.900%
3.250% VRN 6/29/47 EUR (c)	100,000	138,047
		5,172,446
Internet — 0.9%
Adevinta ASA
3.000% 11/15/27 EUR (b) (c)	100,000	126,245
Alibaba Group Holding Ltd.
3.400% 12/06/27	600,000	671,701
Baidu, Inc.
2.875% 7/06/22	1,560,000	1,606,067
3.625% 7/06/27	200,000	220,028
Booking Holdings, Inc.
2.375% 9/23/24 EUR (c)	140,000	184,824
4.100% 4/13/25	180,000	204,136
4.500% 4/13/27	990,000	1,177,464
4.625% 4/13/30	225,000	279,580
Netflix, Inc.
4.625% 5/15/29 EUR (c)	570,000	841,354
Tencent Holdings Ltd.
1.810% 1/26/26 (b)	400,000	408,707
3.575% 4/11/26 (b)	950,000	1,051,641
		6,771,747
Investment Companies — 0.1%
JAB Holdings BV
2.000% 5/18/28 EUR (b) (c)	300,000	402,755
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (b)	700,000	740,431
5.450% 1/24/28 (b)	200,000	211,552
		951,983
Leisure Time — 0.1%
Pinnacle Bidco PLC
5.500% 2/15/25 EUR (b) (c)	100,000	120,333
Royal Caribbean Cruises Ltd.
5.250% 11/15/22	190,000	190,784
11.500% 6/01/25 (b)	405,000	473,465
		784,582
Lodging — 0.1%
Las Vegas Sands Corp.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.200% 8/08/24	$130,000	$137,692
3.500% 8/18/26	210,000	224,720
		362,412
Machinery – Diversified — 0.1%
Sofima Holding SPA
3.750% 1/15/28 EUR (b) (c)	100,000	123,863
Vertical Midco GmbH
4.375% 7/15/27 EUR (b) (c)	100,000	128,548
Vertical US Newco, Inc.
5.250% 7/15/27 (b)	485,000	514,100
		766,511
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	790,000	832,549
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	390,000	390,453
2.800% 4/01/31	1,060,000	1,121,141
3.700% 4/01/51	85,000	88,269
4.200% 3/15/28	485,000	559,558
4.800% 3/01/50	145,000	173,188
5.125% 7/01/49	215,000	262,410
5.750% 4/01/48	45,000	58,880
6.484% 10/23/45	105,000	148,518
Comcast Corp.
3.250% 11/01/39	835,000	948,047
CSC Holdings LLC
7.500% 4/01/28 (b)	200,000	225,000
Globo Comunicacao e Participacoes SA
5.125% 3/31/27 (b)	550,000	592,625
Summer BidCo BV
9.000% 11/15/25 EUR (b) (c)	262,188	330,231
TDF Infrastructure SASU
2.875% 10/19/22 EUR (b) (c)	100,000	126,880
Virgin Media Secured Finance PLC
4.250% 1/15/30 GBP (b) (c)	150,000	210,510
Ziggo BV
2.875% 1/15/30 EUR (b) (c)	100,000	124,303
2.875% 1/15/30 EUR (b) (c)	100,000	124,303
		6,316,865
Mining — 0.2%
Alcoa Nederland Holding BV
5.500% 12/15/27 (b)	525,000	574,492
Arconic Corp.
6.125% 2/15/28 (b)	320,000	345,000
Constellium SE
4.250% 2/15/26 EUR (b) (c)	200,000	248,874
Hudbay Minerals, Inc.
6.125% 4/01/29 (b)	200,000	215,500
		1,383,866
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
0.875% 5/17/25 EUR (c)	100,000	125,696

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.875% 5/28/27 EUR (c)	$150,000	$197,378
5.550% 1/05/26	545,000	659,798
		982,872
Multi-National — 0.4%
European Investment Bank
1.250% 5/12/25 SEK (b) (c)	2,070,000	263,389
1.250% 5/12/25 SEK (b) (c)	5,340,000	679,467
Inter-American Development Bank
4.400% 1/26/26 CAD (c)	150,000	139,271
4.400% 1/26/26 CAD (c)	145,000	134,628
International Finance Corp.
6.300% 11/25/24 INR (c)	160,000,000	2,258,295
		3,475,050
Oil & Gas — 1.4%
Aker BP ASA
2.875% 1/15/26 (b)	180,000	183,694
BP Capital Markets PLC
1.109% 2/16/23 EUR (b) (c)	150,000	188,576
2.213% 9/25/26 EUR (b) (c)	160,000	219,762
Continental Resources, Inc.
5.750% 1/15/31 (b)	395,000	438,442
Diamondback Energy, Inc.
2.875% 12/01/24	790,000	830,409
3.250% 12/01/26	545,000	581,890
4.750% 5/31/25	1,000,000	1,125,789
Eni SpA
4.750% 9/12/28 (b)	875,000	1,060,201
EQT Corp.
5.000% 1/15/29	130,000	137,062
8.750% STEP 2/01/30	130,000	159,250
Matador Resources Co.
5.875% 9/15/26	135,000	132,300
Occidental Petroleum Corp.
2.900% 8/15/24	940,000	904,750
Petrobras Global Finance BV
7.375% 1/17/27	190,000	235,142
Petroleos Mexicanos
5.125% 3/15/23 EUR (b) (c)	850,000	1,078,734
PTTEP Treasury Center Co. Ltd.
2.587% 6/10/27 (b)	370,000	385,927
Reliance Industries Ltd.
3.667% 11/30/27 (b)	600,000	669,987
Seven Generations Energy Ltd.
5.375% 9/30/25 (b)	210,000	213,675
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (b)	330,000	383,463
Valero Energy Corp.
2.150% 9/15/27	210,000	214,570
Woodside Finance Ltd.
3.700% 9/15/26 (b)	2,000,000	2,175,535
		11,319,158

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.0%
Trivium Packaging Finance BV
3.750% 8/15/26 EUR (b) (c)	$200,000	$250,927
Pharmaceuticals — 2.9%
AbbVie, Inc.
2.950% 11/21/26	410,000	453,398
3.200% 11/21/29	340,000	381,037
4.050% 11/21/39	270,000	326,761
4.250% 11/21/49	325,000	407,492
4.700% 5/14/45	530,000	693,354
4.875% 11/14/48	1,210,000	1,636,492
Bausch Health Americas, Inc.
8.500% 1/31/27 (b)	150,000	166,826
Bayer US Finance II LLC
4.375% 12/15/28 (b)	200,000	235,243
Becton Dickinson and Co.
2.823% 5/20/30	1,210,000	1,329,905
2.894% 6/06/22	164,000	169,516
3.020% 5/24/25 GBP (c)	150,000	222,433
3.363% 6/06/24	255,000	277,204
3.700% 6/06/27	1,419,000	1,628,461
3.794% 5/20/50	390,000	463,266
4.669% 6/06/47	460,000	604,006
Bristol-Myers Squibb Co.
5.250% 8/15/43	220,000	315,385
Cardinal Health, Inc.
3.750% 9/15/25	405,000	457,239
4.368% 6/15/47	515,000	606,730
4.500% 11/15/44	100,000	117,099
4.900% 9/15/45	105,000	129,258
Cigna Corp.
3.400% 3/01/27	385,000	434,715
3.400% 3/15/50	925,000	1,040,856
4.500% 2/25/26	1,270,000	1,488,897
4.800% 8/15/38	1,060,000	1,381,009
CVS Health Corp.
1.300% 8/21/27	450,000	452,090
1.875% 2/28/31	405,000	410,031
2.700% 8/21/40	680,000	687,925
3.625% 4/01/27	2,095,000	2,384,058
4.250% 4/01/50	365,000	456,574
5.050% 3/25/48	775,000	1,050,341
5.125% 7/20/45	25,000	33,659
Perrigo Finance Unlimited Co.
3.150% 6/15/30	940,000	1,004,631
3.900% 12/15/24	475,000	521,603
4.375% 3/15/26	415,000	469,659
Takeda Pharmaceutical Co. Ltd.
2.250% 11/21/26 EUR (b) (c)	270,000	370,720
Teva Pharmaceutical Finance Netherlands II BV
6.000% 1/31/25 EUR (c)	100,000	132,549
		22,940,422
Pipelines — 2.2%
Boardwalk Pipelines LP
3.400% 2/15/31	1,040,000	1,085,169

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.950% 12/15/24	$1,415,000	$1,579,254
Cameron LNG LLC
2.902% 7/15/31 (b)	180,000	197,124
3.302% 1/15/35 (b)	200,000	225,692
3.701% 1/15/39 (b)	150,000	169,141
Cheniere Corpus Christi Holdings LLC
3.700% 11/15/29	465,000	517,668
5.125% 6/30/27	140,000	165,617
5.875% 3/31/25	760,000	884,471
7.000% 6/30/24	290,000	338,655
Cheniere Energy, Inc.
4.625% 10/15/28 (b)	535,000	561,750
DCP Midstream Operating LP
6.750% 9/15/37 (b)	160,000	172,800
Energy Transfer Operating LP
2.900% 5/15/25	185,000	195,723
3.750% 5/15/30	390,000	420,674
4.500% 4/15/24	105,000	114,837
4.950% 6/15/28	160,000	184,418
5.000% 5/15/50	90,000	97,460
5.250% 4/15/29	685,000	799,777
5.500% 6/01/27	355,000	417,834
5.875% 1/15/24	600,000	674,451
6.000% 6/15/48	780,000	919,099
6.250% 4/15/49	105,000	127,004
Gray Oak Pipeline LLC
2.000% 9/15/23 (b)	55,000	55,856
2.600% 10/15/25 (b)	170,000	175,213
3.450% 10/15/27 (b)	70,000	73,116
Kinder Morgan Energy Partners LP
3.500% 3/01/21	60,000	60,000
NGL Energy Partners LP/NGL Energy Finance Corp.
7.500% 4/15/26	185,000	114,700
NuStar Logistics LP
5.750% 10/01/25	255,000	271,575
Plains All American Pipeline LP/PAA Finance Corp.
3.850% 10/15/23	500,000	534,610
Sabine Pass Liquefaction LLC
4.500% 5/15/30 (b)	95,000	112,601
5.000% 3/15/27	290,000	341,929
5.875% 6/30/26	1,715,000	2,073,611
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (b)	305,000	329,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	240,000	270,300
Transcanada Trust 3 mo. CDOR + 3.080%
4.650% VRN 5/18/77 CAD (c)	650,000	527,083
Transcontinental Gas Pipe Line Co. LLC
4.000% 3/15/28	125,000	144,242
4.600% 3/15/48	575,000	698,092
The Williams Cos., Inc.
3.900% 1/15/25	800,000	886,988
4.550% 6/24/24	385,000	430,952
5.100% 9/15/45	660,000	815,731
		17,764,492

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl
1.750% 3/12/29 EUR (b) (c)	$280,000	$360,245
Real Estate — 0.3%
ADLER Group SA
1.500% 7/26/24 EUR (b) (c)	100,000	119,844
Akelius Residential Property AB
1.750% 2/07/25 EUR (b) (c)	370,000	477,618
CIFI Holdings Group Co. Ltd.
6.550% 3/28/24 (b)	400,000	427,204
Consus Real Estate AG
9.625% 5/15/24 EUR (b) (c)	175,000	229,233
Country Garden Holdings Co. Ltd.
5.125% 1/17/25 (b)	450,000	472,739
Shimao Group Holdings Ltd.
5.600% 7/15/26 (b)	400,000	438,213
		2,164,851
Real Estate Investment Trusts (REITS) — 3.2%
Alexandria Real Estate Equities, Inc.
1.875% 2/01/33	290,000	289,536
3.375% 8/15/31	1,435,000	1,641,955
American Campus Communities Operating Partnership LP
2.850% 2/01/30	810,000	848,046
3.300% 7/15/26	405,000	442,071
Boston Properties LP
2.900% 3/15/30	785,000	845,279
3.250% 1/30/31	765,000	843,426
3.650% 2/01/26	850,000	967,347
Brixmor Operating Partnership LP
4.050% 7/01/30	485,000	556,671
4.125% 6/15/26	2,000,000	2,266,137
4.125% 5/15/29	160,000	184,050
Essex Portfolio LP
1.650% 1/15/31	380,000	374,797
4.000% 3/01/29	760,000	886,893
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	131,221
Healthcare Realty Trust, Inc.
2.050% 3/15/31	230,000	231,036
3.625% 1/15/28	850,000	963,083
Healthpeak Properties, Inc.
2.875% 1/15/31	1,445,000	1,557,459
3.250% 7/15/26	65,000	73,375
3.500% 7/15/29	70,000	79,404
Highwoods Realty LP
3.050% 2/15/30	675,000	714,206
4.125% 3/15/28	405,000	455,531
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (b) (c)	300,000	387,195
2.500% 11/28/29 EUR (b) (c)	100,000	136,731
Prologis LP
1.250% 10/15/30	210,000	207,949
2.250% 6/30/29 GBP (c)	150,000	229,047
Regency Centers LP
3.600% 2/01/27	305,000	335,223

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.700% 6/15/30	$205,000	$232,214
4.125% 3/15/28	815,000	929,245
SBA Tower Trust
2.836% 1/15/50 (b)	320,000	340,688
3.448% 3/15/48 (b)	1,400,000	1,484,648
3.722% 4/09/48 (b)	415,000	425,839
Simon Property Group LP
2.650% 7/15/30	435,000	461,045
3.300% 1/15/26	95,000	104,340
3.375% 10/01/24	1,000,000	1,087,418
3.500% 9/01/25	220,000	244,313
VEREIT Operating Partnership LP
2.200% 6/15/28	120,000	122,704
2.850% 12/15/32	580,000	606,476
3.400% 1/15/28	400,000	441,577
3.950% 8/15/27	1,850,000	2,097,602
4.875% 6/01/26	1,050,000	1,231,108
		25,456,885
Retail — 0.5%
eG Global Finance PLC
4.375% 2/07/25 EUR (b) (c)	100,000	119,966
L Brands, Inc.
6.625% 10/01/30 (b)	415,000	461,687
Next Group PLC
3.625% 5/18/28 GBP (b) (c)	250,000	375,386
QVC, Inc.
4.375% 3/15/23	1,750,000	1,835,312
Ross Stores, Inc.
0.875% 4/15/26	185,000	184,924
1.875% 4/15/31	495,000	496,965
The TJX Cos., Inc.
1.600% 5/15/31	265,000	267,732
Walgreens Boots Alliance, Inc.
2.125% 11/20/26 EUR (c)	380,000	498,818
		4,240,790
Savings & Loans — 0.1%
Nationwide Building Society
3 mo. EURIBOR + .930% 1.500% VRN 3/08/26 EUR (b) (c)	140,000	181,014
5 year EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (b) (c)	150,000	191,409
		372,423
Semiconductors — 0.7%
Asml Holding NV
0.625% 7/07/22 EUR (b) (c)	100,000	123,552
1.625% 5/28/27 EUR (b) (c)	100,000	135,218
Infineon Technologies AG
1.125% 6/24/26 EUR (b) (c)	400,000	515,431
Micron Technology, Inc.
4.185% 2/15/27	1,150,000	1,346,139
4.640% 2/06/24	810,000	901,900
4.975% 2/06/26	435,000	514,150
NXP BV / NXP Funding LLC
5.350% 3/01/26 (b)	1,115,000	1,343,311
NXP BV / NXP Funding LLC / NXP USA, Inc.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.700% 5/01/25 (b)	$45,000	$48,433
3.150% 5/01/27 (b)	95,000	104,742
TSMC Global Ltd.
1.000% 9/28/27 (b)	620,000	613,992
		5,646,868
Software — 0.4%
Fidelity National Information Services, Inc.
2.602% 5/21/25 GBP (c)	190,000	282,857
Fiserv, Inc.
3.000% 7/01/31 GBP (c)	250,000	396,282
Oracle Corp.
2.950% 4/01/30	1,190,000	1,330,583
3.600% 4/01/50	950,000	1,106,829
		3,116,551
Telecommunications — 2.7%
Altice France SA
3.375% 1/15/28 EUR (b) (c)	135,000	162,700
5.500% 1/15/28 (b)	495,000	517,527
America Movil SAB de CV
5.750% 6/28/30 GBP (c)	140,000	267,000
AT&T, Inc.
1.600% 5/19/28 EUR (c)	200,000	266,412
1.650% 2/01/28	415,000	423,422
2.050% 5/19/32 EUR (c)	100,000	139,100
2.250% 2/01/32	1,250,000	1,268,023
2.300% 6/01/27	450,000	479,942
2.550% 12/01/33 (b)	480,000	492,066
2.750% 6/01/31	825,000	881,614
3.800% 12/01/57 (b)	844,000	881,927
4.300% 2/15/30	275,000	328,498
C&W Senior Financing DAC
7.500% 10/15/26 (b)	400,000	425,548
Chorus Ltd.
1.125% 10/18/23 EUR (b) (c)	100,000	125,903
HKT Capital No 4 Ltd.
3.000% 7/14/26 (b)	600,000	640,812
Orange SA
0.875% 2/03/27 EUR (b) (c)	200,000	257,994
PLT VII Finance Sarl
4.625% 1/05/26 EUR (b) (c)	100,000	126,673
T-Mobile USA, Inc.
3.750% 4/15/27 (b)	2,560,000	2,915,328
3.875% 4/15/30 (b)	440,000	509,608
Tele2 AB
1.125% 5/15/24 EUR (b) (c)	140,000	176,797
2.125% 5/15/28 EUR (b) (c)	130,000	178,276
Telefonica Emisiones SA
1.788% 3/12/29 EUR (b) (c)	200,000	274,278
1.957% 7/01/39 EUR (b) (c)	150,000	211,066
2.242% 5/27/22 EUR (b) (c)	200,000	252,808
Verizon Communications, Inc.
1.300% 5/18/33 EUR (c)	580,000	770,295
2.650% 11/20/40	530,000	535,176
2.987% 10/30/56 (b)	2,595,000	2,612,161
4.522% 9/15/48	325,000	423,827

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 11/01/41	$165,000	$218,122
Vodafone Group PLC
4.125% 5/30/25	280,000	320,179
4.125% 5/30/25	1,750,000	2,001,117
4.875% 6/19/49	700,000	935,481
5.250% 5/30/48	848,000	1,181,221
		21,200,901
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.000% 11/19/24	355,000	384,394
3.550% 11/19/26	250,000	279,027
		663,421
Transportation — 0.0%
ICTSI Treasury BV
4.625% 1/16/23 (b)	200,000	210,500

Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC
4.125% 7/15/23 (b)	1,110,000	1,185,076

TOTAL CORPORATE DEBT (Cost $255,820,984)		275,516,336

Non-U.S. Government Agency Obligations — 15.3%
Auto Floor Plan Asset-Backed Securities — 0.3%
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B, 1.320% 9/15/27	410,000	411,687
Series 2018-2, Class B, 3.320% 3/15/25	1,200,000	1,187,736
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C, 1.310% 10/15/25 (b)	290,000	288,257
Series 2020-1, Class C, 1.480% 8/15/25 (b)	485,000	482,131
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 1 mo. USD LIBOR + 2.150%
2.298% FRN 7/25/25 (b)	270,000	270,708
		2,640,519
Automobile Asset-Backed Securities — 1.2%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D, 1.490% 9/18/26	275,000	275,374
Series 2019-1, Class B, 3.130% 2/18/25	160,000	165,371
Series 2018-2, Class D, 4.010% 7/18/24	255,000	269,410
Avis Budget Rental Car Funding AESOP LLC
Series 2017-2A, Class A, 2.970% 3/20/24 (b)	1,635,000	1,688,620
Series 2019-1A, Class A, 3.450% 3/20/23 (b)	275,000	282,195
Capital Auto Receivables Asset Trust
Series 2018-2, Class C, 3.690% 12/20/23 (b)	825,000	837,182
Series 2018-1, Class D, 3.700% 6/20/25 (b)	800,000	813,697
CarMax Auto Owner Trust
Series 2020-3, Class B, 1.090% 3/16/26	730,000	734,803
Series 2017-3, Class B, 2.440% 2/15/23	1,215,000	1,227,830
GM Financial Automobile Leasing Trust
Series 2020-3, Class C, 1.110% 10/21/24	305,000	304,931
Series 2020-2, Class C, 2.560% 7/22/24	270,000	279,313
GM Financial Consumer Automobile Receivables Trust

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-3, Class C, 1.370% 1/16/26	$470,000	$474,982
Series 2019-4, Class B, 2.040% 2/18/25	295,000	304,180
Hyundai Auto Receivables Trust
Series 2020-C, Class C, 1.080% 12/15/27	520,000	520,579
Series 2020-B, Class C, 1.600% 12/15/26	500,000	509,113
Santander Retail Auto Lease Trust
Series 2019-B, Class D, 3.310% 6/20/24 (b)	715,000	735,939
Series 2018-A, Class C, 3.490% 5/20/22 (b)	74,318	74,419
World Omni Auto Receivables Trust, Series 2018-B, Class B
3.170% 1/15/25	200,000	206,548
		9,704,486
Commercial Mortgage-Backed Securities — 5.2%
Ashford Hospitality Trust, Series 2018-ASHF, Class B, 1 mo. USD LIBOR + 1.250%
1.409% FRN 4/15/35 (b)	235,000	221,181
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250%
1.409% FRN 9/15/32 (b)	235,000	228,329
Aventura Mall Trust, Series 2018-AVM, Class A,
4.112% VRN 7/05/40 (b) (e)	380,000	413,515
BANK
Series 2019-BN21, Class D, 2.500% 10/17/52 (b)	495,000	419,631
Series 2019-BN22, Class D, 2.500% 11/15/62 (b)	420,000	357,845
Series 2020-BN25, Class AS, 2.841% 1/15/63	185,000	198,285
Series 2019-BN23, Class B, 3.455% 12/15/52	790,000	862,927
Series 2018-BNK13, Class A5, 4.217% VRN 8/15/61 (e)	415,000	492,194
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160%
2.319% FRN 11/15/34 (b)	245,000	230,227
Benchmark Mortgage Trust
Series 2019-B13, Class AM, 3.183% 8/15/57	320,000	351,012
Series 2020-B16, Class C, 3.536% VRN 2/15/53 (e)	345,000	358,594
Series 2018-B1, Class AM, 3.878% VRN 1/15/51 (e)	290,000	330,987
Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (e)	375,000	433,974
Series 2018-B8, Class A5, 4.232% 1/15/52	620,000	745,629
BX Trust, Series 2018-GW, Class A, 1 mo. USD LIBOR + .800%
0.959% FRN 5/15/35 (b)	860,000	846,082
BXP Trust, Series 2017-GM, Class C,
3.425% VRN 6/13/39 (b) (e)	815,000	873,572
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267% 11/15/52	295,000	308,692
Series 2019-CF1, Class C, 4.352% VRN 5/15/52 (e)	380,000	409,200
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, 3.518% VRN 5/10/35 (b) (e)	315,000	316,679
Series 2013-375P, Class C, 3.518% VRN 5/10/35 (b) (e)	390,000	396,481
Series 2020-GC46, Class C, 3.554% VRN 2/15/53 (e)	555,000	568,186
Series 2017-C4, Class AS, 3.764% 10/12/50	520,000	581,234
Series 2018-B2, Class C, 4.672% VRN 3/10/51 (e)	205,000	205,622
Cold Storage Trust, Series 2020-ICE5, Class C, 1 mo. USD LIBOR + 1.650%
1.809% FRN 11/15/37 (b)	290,000	290,090
Commercial Mortgage Trust
Series 2015-DC1, Class AM, 3.724% 2/10/48	150,000	163,096
Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (e)	1,650,000	1,835,414
Series 2015-CR26, Class B, 4.480% VRN 10/10/48 (e)	627,000	688,781
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (b)	305,000	315,998
Series 2020-NET, Class C, 3.526% 8/15/37 (b)	480,000	501,397

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763% 9/15/52	$655,000	$711,479
Series 2019-C17, Class AS, 3.278% 9/15/52	285,000	313,998
Series 2019-C17, Class B, 3.480% 9/15/52	330,000	354,526
DC Office Trust, Series 2019-MTC, Class D,
3.072% VRN 9/15/45 (b) (e)	520,000	519,094
FREMF Mortgage Trust
Series 2019-K100, Class B, 3.490% VRN 11/25/52 (b) (e)	765,000	824,240
Series 2019-K98, Class B, 3.737% VRN 10/25/52 (b) (e)	335,000	375,618
Series 2019-K736, Class B, 3.759% VRN 7/25/26 (b) (e)	585,000	641,993
Series 2018-K73, Class B, 3.853% VRN 2/25/51 (b) (e)	665,000	726,418
Series 2018-K731, Class B, 3.933% VRN 2/25/25 (b) (e)	720,000	767,050
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD LIBOR + 1.034% 1.193% FRN 12/15/36 (b)	710,000	695,141
Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 1.792% FRN 12/15/36 (b)	435,000	406,404
Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933% 2.092% FRN 12/15/36 (b)	820,000	765,070
GS Mortgage Securities Trust
Series 2019-GSMS, Class C, 1 mo. USD LIBOR + 1.300% 1.459% FRN 6/15/36 (b)	735,000	720,545
Series 2019-GC40, Class A4, 3.160% 7/10/52	1,005,000	1,130,903
Series 2019-GSA1, Class B, 3.511% 11/10/52	870,000	942,257
Series 2015-GC28, Class AS, 3.759% 2/10/48	400,000	434,636
Series 2017-GS8, Class C, 4.336% VRN 11/10/50 (e)	540,000	555,704
Hilton Orlando Trust, Series 2018-ORL, Class B, 1 mo. USD LIBOR + 1.050%
1.209% FRN 12/15/34 (b)	715,000	693,624
Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, 3.380% VRN 7/10/39 (b) (e)	410,000	462,066
Series 2019-30HY, Class D, 3.443% VRN 7/10/39 (b) (e)	470,000	505,164
ILPT Trust, Series 2019-SURF, Class A
4.145% 2/11/41 (b)	835,000	977,343
Independence Plaza Trust
Series 2018-INDP, Class A, 3.763% 7/10/35 (b)	845,000	902,334
Series 2018-INDP, Class B, 3.911% 7/10/35 (b)	855,000	892,306
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.250%
1.409% FRN 1/15/33 (b)	500,000	487,587
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (b)	115,000	120,337
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class AS,
3.858% VRN 3/15/50 (e)	160,000	178,272
Manhattan West, Series 2020-1MW, Class D,
2.335% VRN 9/10/39 (b) (e)	290,000	289,359
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B,
4.565% VRN 4/15/47 (e)	1,215,000	1,280,581
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.310% 12/15/51	1,015,000	1,196,847
MSCG Trust, Series 2018-SELF, Class A, 1 mo. USD LIBOR + .900%
1.059% FRN 10/15/37 (b)	1,210,000	1,211,580
SLIDE, Series 2018-FUN, Class A, 1 mo. USD LIBOR + .900%
1.059% FRN 6/15/31 (b)	979,857	960,296
VNO Mortgage Trust,
3.903% VRN 1/10/35 (b) (e)	750,000	749,647

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, 2.501% VRN 9/15/31 (b) (e)	$710,000	$706,454
Series 2019-C51, Class A4, 3.311% 6/15/52	329,635	374,558
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,820,677
Series 2019-C54, Class C, 3.810% 12/15/52	510,000	513,645
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	1,080,745
Series 2015-C29, Class C, 4.213% VRN 6/15/48 (e)	935,000	911,868
		41,145,220
Credit Card Asset-Backed Securities — 0.1%
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C
3.360% 3/15/24	1,020,000	1,026,687
Other Asset-Backed Securities — 3.8%
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/07/49 (b)	683,288	671,622
Ares LVII CLO Ltd., Series 2020-57A, Class A, 3 mo. USD LIBOR + 1.320%
1.564% FRN 10/25/31 (b)	745,000	745,974
Barings CLO Ltd., Series 2016-2A, Class AR, 3 mo. USD LIBOR + 1.080%
1.298% FRN 7/20/28 (b)	440,000	440,014
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A,
3.500% VRN 1/28/58 (b) (e)	547,431	553,057
Bluemountain CLO Ltd., Series 2015-2A, Class A1R, 3 mo. USD LIBOR + .930%
1.148% FRN 7/18/27 (b)	255,218	254,756
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280%
1.517% FRN 2/12/30 (b)	1,230,000	1,230,043
CIFC Funding Ltd.
Series 2015-4A, Class A1R, 3 mo. USD LIBOR + 1.150% 1.368% FRN 10/20/27 (b)	450,000	450,031
Series 2020-3A, Class A1, 3 mo. USD LIBOR + 1.350% 1.555% FRN 10/20/31 (b)	1,405,000	1,407,480
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.937% FRN 7/15/32 (b)	870,000	872,731
Cole Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.050%
1.268% FRN 10/20/28 (b)	755,000	755,011
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (b)	565,000	564,548
Series 2020-1A, Class A2, 3.786% 7/20/50 (b)	274,313	280,687
Dryden 86 CLO Ltd., Series 2020-86A, Class A, 3 mo. USD LIBOR + 1.650%
1.884% FRN 7/17/30 (b)	1,355,000	1,358,887
Eaton Vance CLO Ltd., Series 2013-1A, Class A2RR, 3 mo. USD LIBOR + 1.850%
2.087% FRN 1/15/28 (b)	1,210,000	1,210,045
Golub Capital Partners CLO, Series 2018-39A, Class A1, 3 mo. USD LIBOR + 1.150%
1.368% FRN 10/20/28 (b)	570,000	569,470
Hardee's Funding LLC, Series 2018-1A, Class AII
4.959% 6/20/48 (b)	317,688	337,953
Hilton Grand Vacations Trust, Series 2020-AA, Class A
2.740% 2/25/39 (b)	321,800	335,467
HPS Loan Management, Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550%
1.799% FRN 5/06/30 (b)	265,000	261,631
Jack In The Box Funding LLC, Series 2019-1A, Class A2I
3.982% 8/25/49 (b)	535,950	549,351

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class A, 3 mo. USD LIBOR + 1.330%
1.567% FRN 10/15/32 (b)	$1,020,000	$1,021,395
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class A1, 3 mo. USD LIBOR + 1.300%
1.537% FRN 7/15/32 (b)	260,000	260,154
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080%
1.301% FRN 11/15/28 (b)	1,055,000	1,053,530
Mill City Mortgage Loan Trust, Series 2018-1, Class A1,
3.250% VRN 5/25/62 (b) (e)	399,762	413,932
MVW LLC
Series 2020-1A, Class A, 1.740% 10/20/37 (b)	240,622	245,908
Series 2020-1A, Class C, 4.210% 10/20/37 (b)	286,023	301,824
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3 mo. USD LIBOR + .850%
1.087% FRN 1/15/28 (b)	865,223	863,806
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class A, 3 mo. USD LIBOR + 1.300%
1.530% FRN 10/20/32 (b)	695,000	695,953
OCP CLO Ltd.
Series 2014-7A, Class A1RR, 3 mo. USD LIBOR + 1.120% 1.338% FRN 7/20/29 (b)	725,000	723,364
Series 2020-19A, Class A1, 3 mo. USD LIBOR + 1.750% 2.070% FRN 7/20/31 (b)	565,000	566,940
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.180%
1.395% FRN 1/24/33 (b)	885,000	881,742
Octagon Investment Partners XXIII Ltd.
Series 2015-1A, Class A1R, 3 mo. USD LIBOR + .850% 1.087% FRN 7/15/27 (b)	274,429	273,373
Series 2015-1A, Class BR, 3 mo. USD LIBOR + 1.200% 1.437% FRN 7/15/27 (b)	265,000	263,196
OZLM VII Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010%
1.228% FRN 7/17/29 (b)	357,789	356,354
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170%
1.388% FRN 10/17/29 (b)	639,963	639,189
Palmer Square CLO Ltd., Series 2020-2A, Class A1A, 3 mo. USD LIBOR + 1.700%
1.904% FRN 7/15/31 (b)	570,000	571,757
Reese Park CLO Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.320%
1.561% FRN 10/15/32 (b)	690,000	691,037
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (b)	760,000	812,663
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (b)	350,282	357,870
Southwick Park CLO LLC, Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.300%
1.518% FRN 7/20/32 (b)	1,215,000	1,215,671
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3 mo. USD LIBOR + .880%
1.117% FRN 4/15/28 (b)	602,613	601,364
Symphony CLO XXIII Ltd., Series 2020-23A, Class A, 3 mo. USD LIBOR + 1.320%
1.487% FRN 1/15/34 (b)	1,445,000	1,447,734
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.318% 11/25/48 (b)	563,500	571,446

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Towd Point Mortgage Trust
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (b) (e)	$277,719	$284,672
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (b) (e)	535,922	570,463
Series 2018-SJ1, Class A1, 4.000% VRN 10/25/58 (b) (e)	197,602	198,955
Verizon Owner Trust, Series 2018-1A, Class C
3.200% 9/20/22 (b)	650,000	659,909
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060%
1.278% FRN 10/20/29 (b)	650,000	647,128
		30,040,087
Student Loans Asset-Backed Securities — 0.8%
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A, 1.170% 9/16/69 (b)	282,816	284,309
Series 2020-HA, Class A, 1.310% 1/15/69 (b)	425,000	427,219
Series 2020-DA, Class A, 1.690% 5/15/69 (b)	374,139	380,690
Series 2019-FA, Class A2, 2.600% 8/15/68 (b)	760,000	784,482
Series 2020-CA, Class B, 2.830% 11/15/68 (b)	470,000	469,459
Nelnet Student Loan Trust, Series 2020-1A, Class A, 1 mo. USD LIBOR + .740%
0.888% FRN 3/26/68 (b)	273,459	269,367
SMB Private Education Loan Trust
Series 2020-BA, Class A1A, 1.290% 7/15/53 (b)	355,609	356,081
Series 2020-PTB, Class A2A, 1.600% 9/15/54 (b)	575,000	579,627
Series 2016-B, Class A2A, 2.430% 2/17/32 (b)	674,569	686,855
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	1,179,011	1,229,465
Series 2018-C, Class A2A, 3.630% 11/15/35 (b)	856,524	899,425
		6,366,979
Whole Loan Collateral Collateralized Mortgage Obligations — 3.9%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, 1.691% VRN 4/25/65 (b) (e)	1,020,907	1,032,672
Series 2020-6, Class A3, 1.775% VRN 5/25/65 (b) (e)	766,998	769,732
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (b) (e)	266,120	267,436
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (b) (e)	275,000	276,781
Series 2019-3, Class A2, 3.136% VRN 5/25/59 (b) (e)	322,434	327,253
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (b) (e)	288,747	292,379
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (b) (e)	120,864	123,960
CIM Trust
Series 2020-INV1, Class A2, 2.500% VRN 4/25/50 (b) (e)	1,122,599	1,160,618
Series 2019-INV3, Class A15, 3.500% VRN 8/25/49 (b) (e)	208,363	212,992
COLT Mortgage Loan Trust
Series 2020-3, Class A1, 1.506% VRN 4/27/65 (b) (e)	280,952	281,683
Series 2019-3, Class A1, 2.764% VRN 8/25/49 (b) (e)	440,863	448,541
Series 2019-1, Class A1, 3.705% VRN 3/25/49 (b) (e)	401,447	413,787
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (b) (e)	127,967	129,731
Series 2019-1A, Class A1, 3.743% VRN 1/25/59 (b) (e)	99,448	101,136
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.739% VRN 11/25/59 (b) (e)	510,144	519,145
Series 2020-1, Class A3, 3.999% VRN 5/25/65 (b) (e)	430,000	451,250
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 0.998% FRN 3/25/50 (b)	217,389	216,891
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (e)	123,194	126,608
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, 2.310% VRN 1/25/60 (b) (e)	510,819	521,858

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-H1, Class A1, 2.657% VRN 10/25/59 (b) (e)	$351,483	$351,293
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (b) (e)	484,990	490,469
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (b) (e)	110,270	112,988
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (b) (e)	127,726	127,322
GMRF Mortgage Acquisition Co.
Series 2019-1, Class A22, 4.000% VRN 2/25/59 (b) (e)	78,558	80,598
Series 2019-1, Class A42, 4.000% VRN 2/25/59 (b) (e)	43,812	44,155
GS Mortgage Backed Securities, Series 2020-INV1, Class A14,
3.000% VRN 10/25/50 (b) (e)	638,560	652,663
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, 1.657% VRN 5/25/65 (b) (e)	439,949	443,623
Series 2019-3, Class A1, 2.675% VRN 11/25/59 (b) (e)	262,097	267,611
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (b) (e)	345,894	350,312
Series 2019-1, Class A1, 3.454% VRN 1/25/59 (b) (e)	260,952	270,729
Series 2019-1, Class A3, 3.606% VRN 1/25/59 (b) (e)	377,983	383,233
JP Morgan Mortgage Trust
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 0.980% FRN 8/25/50 (b)	206,618	207,294
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (b) (e)	205,548	213,713
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (e)	388,117	403,536
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (e)	334,118	341,473
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (e)	450,348	458,106
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (e)	192,515	196,718
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (e)	326,239	339,390
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (b) (e)	420,977	428,701
Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (b) (e)	695,011	711,627
Series 2019-NQM3, Class A3, 3.086% VRN 7/25/49 (b) (e)	249,320	253,888
Series 2019-NQM2, Class A1, 3.600% VRN 4/25/49 (b) (e)	269,668	271,465
Series 2019-NQM1, Class A1, 3.675% VRN 1/25/49 (b) (e)	256,758	259,271
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (b) (e)	328,208	334,675
Onslow Bay Financial LLC, Series 2020-EXP3, Class 1A8,
3.000% VRN 1/25/60 (b) (e)	770,340	791,879
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 0.898% FRN 2/25/60 (b)	561,079	559,338
Series 2020-EXP2, Class A8, 3.000% VRN 5/25/60 (b) (e)	831,488	855,378
Series 2020-INV1, Class A5, 3.500% VRN 12/25/49 (b) (e)	495,441	515,528
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (b) (e)	222,030	227,760
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (e)	294,708	301,218
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (e)	483,107	502,596
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (b) (e)	308,981	316,894
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (e)	540,647	553,994
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (e)	450,000	464,863
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (e)	132,700	137,072
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (e)	170,734	174,689
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (b) (e)	204,142	210,112
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (b) (e)	271,896	275,568
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (b) (e)	445,650	453,773
Series 2019-1, Class A1, 2.941% VRN 6/25/49 (b) (e)	302,797	310,136
Series 2019-1, Class A2, 3.146% VRN 6/25/49 (b) (e)	343,147	350,633
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (b) (e)	206,888	209,991
Series 2018-IMC2, Class A1, 4.121% VRN 10/25/48 (b) (e)	408,316	419,163
Verus Securitization Trust
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (b)	807,565	825,571

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-INV3, Class A1, 2.692% VRN 11/25/59 (b) (e)	$963,814	$992,744
Series 2019-INV2, Class A1, 2.913% VRN 7/25/59 (b) (e)	761,162	781,626
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (b)	250,899	254,164
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (b) (e)	541,047	556,884
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (b) (e)	182,470	183,675
Series 2019-2, Class A3, 3.448% VRN 5/25/59 (b) (e)	711,766	725,874
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (b) (e)	116,000	117,292
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (b) (e)	256,232	259,739
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (b) (e)	666,539	675,905
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (b) (e)	100,000	105,746
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (b) (e)	140,530	145,802
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (b) (e)	290,185	294,855
Series 2018-3, Class A2, 4.180% VRN 10/25/58 (b) (e)	309,887	319,797
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.763% VRN 3/25/65 (b) (e)	706,069	707,990
Series 2020-2, Class M1, 3.401% VRN 4/25/65 (b) (e)	350,000	357,070
		30,604,625
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $119,063,927)		121,528,603

Sovereign Debt Obligations — 14.6%
1Malaysia Development Berhad Global Investments Ltd.
4.400% 3/09/23 (b)	1,000,000	1,018,000
Albania Government International Bond
3.500% 10/09/25 EUR (b) (c)	115,000	149,060
3.500% 10/09/25 EUR (b) (c)	160,000	207,387
3.500% 6/16/27 EUR (b) (c)	105,000	136,688
Argentine Republic Government International Bond
0.125% STEP 7/09/30	270,234	109,445
1.000% 7/09/29	5,922	2,569
Australia Government International Bond
3.000% 3/21/47 AUD (b) (c)	2,404,000	2,282,613
Bermuda Government International Bond
4.750% 2/15/29 (b)	650,000	791,375
Bonos Tesoreria Pesos
4.500% 3/01/26 CLP (c)	445,000,000	718,628
4.700% 9/01/30 CLP (b) (c)	3,015,000,000	4,987,456
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/25 BRL (c)	4,471,000	953,506
Bulgaria Government International Bond
0.375% 9/23/30 EUR (b) (c)	244,000	300,148
1.375% 9/23/50 EUR (b) (c)	372,000	469,019
Bundesobligation
0.000% 4/11/25 EUR (b) (c)	7,398,000	9,330,356
Canadian Government International Bond
2.000% 9/01/23 CAD (c)	2,880,000	2,367,827
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (c)	1,669,940	2,007,627
Croatia Government International Bond
3.875% 5/30/22 EUR (b) (c)	400,000	516,758
Cyprus Government International Bond
1.250% 1/21/40 EUR (b) (c)	45,000	59,275
1.500% 4/16/27 EUR (b) (c)	70,000	93,434
2.375% 9/25/28 EUR (b) (c)	1,327,000	1,899,964
2.750% 2/26/34 EUR (b) (c)	93,000	145,613
2.750% 5/03/49 EUR (b) (c)	114,000	199,777
3.750% 7/26/23 EUR (b) (c)	385,000	518,249

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 7/26/23 EUR (b) (c)	$645,000	$868,235
3.875% 5/06/22 EUR (b) (c)	710,000	915,417
4.250% 11/04/25 EUR (b) (c)	250,000	369,153
4.250% 11/04/25 EUR (b) (c)	540,000	797,371
Czech Republic International Bond
3.875% 5/24/22 EUR (b) (c)	460,000	593,948
Egypt Government International Bond
4.750% 4/11/25 EUR (b) (c)	290,000	368,598
Export Import Bank of Thailand
1.457% 10/15/25 (b)	200,000	202,220
France Government Bond OAT
1.250% 5/25/36 EUR (b) (c)	1,918,000	2,818,475
1.750% 5/25/66 EUR (b) (c)	171,000	317,696
India Government International Bond
6.450% 10/07/29 INR (c)	77,550,000	1,096,160
Indonesia Government International Bond
3.750% 6/14/28 EUR (b) (c)	1,280,000	1,892,092
6.125% 5/15/28 IDR (c)	14,144,000,000	1,020,079
7.000% 5/15/27 IDR (c)	6,090,000,000	466,531
8.375% 9/15/26 IDR (c)	1,700,000,000	138,372
8.750% 5/15/31 IDR (c)	4,710,000,000	397,718
10.250% 7/15/27 IDR (c)	1,300,000,000	114,154
Ireland Government International Bond
0.200% 10/18/30 EUR (b) (c)	1,500,000	1,923,892
1.350% 3/18/31 EUR (b) (c)	1,208,000	1,728,585
1.500% 5/15/50 EUR (b) (c)	100,000	163,628
2.000% 2/18/45 EUR (b) (c)	191,000	335,236
5.400% 3/13/25 EUR (c)	943,000	1,446,583
Israel Government International Bond
1.500% 1/18/27 EUR (b) (c)	530,000	703,477
1.750% 8/31/25 ILS (c)	4,274,000	1,426,881
3.750% 3/31/47 ILS (c)	659,000	291,714
5.500% 1/31/42 ILS (c)	3,328,000	1,820,928
Italy Buoni Poliennali Del Tesoro
0.650% 5/15/26 EUR (b) (c)	1,107,645	1,439,370
2.800% 3/01/67 EUR (b) (c)	1,341,000	2,195,088
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (b) (c)	105,000	131,593
Japan Government Thirty Year Bond
1.700% 9/20/44 JPY (c)	292,550,000	3,598,092
2.200% 9/20/39 JPY (c)	210,850,000	2,712,002
2.500% 9/20/37 JPY (c)	395,800,000	5,202,304
Japan Government Twenty Year Bond
0.600% 6/20/37 JPY (c)	337,100,000	3,423,628
0.700% 3/20/37 JPY (c)	149,900,000	1,545,993
1.200% 12/20/34 JPY (c)	335,700,000	3,698,146
1.500% 6/20/34 JPY (c)	12,000,000	136,551
Japanese Government CPI Linked Bond
0.100% 3/10/24 JPY (c)	78,964,000	765,512
0.100% 9/10/24 JPY (c)	86,642,700	839,953
0.100% 3/10/25 JPY (c)	159,041,000	1,541,814
Korea National Oil Corp.
1.625% 10/05/30 (b)	440,000	437,377
Korea South-East Power Co. Ltd.
1.000% 2/03/26 (b)	400,000	402,196
Latvia Government International Bond
0.375% 10/07/26 EUR (b) (c)	2,114,000	2,692,358

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Malaysia Government International Bond
4.065% 6/15/50 MYR (c)	$4,515,000	$1,165,717
4.736% 3/15/46 MYR (c)	5,990,000	1,700,604
4.921% 7/06/48 MYR (c)	6,645,000	1,950,160
4.935% 9/30/43 MYR (c)	155,000	45,524
Mexican Bonos
8.500% 5/31/29 MXN (c)	14,830,000	908,379
National Highways Authority of India
7.300% 5/18/22 INR (b) (c)	100,000,000	1,408,101
Netherlands Government International Bond
5.500% 1/15/28 EUR (c)	50,000	87,968
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (b) (c)	450,000	410,782
4.000% 5/20/26 AUD (b) (c)	860,000	785,049
Norway Government Bond
3.000% 3/14/24 NOK (b) (c)	2,700,000	340,296
Portugal Obrigacoes do Tesouro OT
4.100% 2/15/45 EUR (b) (c)	273,000	579,642
Province of Ontario Canada
2.600% 6/02/25 CAD (c)	286,000	243,919
3.500% 6/02/43 CAD (c)	62,000	61,874
3.500% 6/02/43 CAD (c)	140,000	139,716
Republic of South Africa Government International Bond
10.500% 12/21/26 ZAR (c)	20,000,000	1,610,428
Romanian Government International Bond
1.375% 12/02/29 EUR (b) (c)	110,000	136,819
2.000% 1/28/32 EUR (b) (c)	347,000	444,324
2.000% 1/28/32 EUR (b) (c)	110,000	140,852
2.124% 7/16/31 EUR (b) (c)	642,000	830,929
2.375% 4/19/27 EUR (b) (c)	455,000	606,889
2.875% 10/28/24 EUR (b) (c)	100,000	134,204
2.875% 3/11/29 EUR (b) (c)	96,000	131,871
3.624% 5/26/30 EUR (b) (c)	670,000	976,068
Russian Federal Bond - OFZ
8.150% 2/03/27 RUB (c)	29,733,000	457,146
Serbia Government International Bond
1.500% 6/26/29 EUR (b) (c)	915,000	1,155,055
Serbia Treasury Bonds
4.500% 8/20/32 RSD (c)	67,650,000	768,149
Singapore Government International Bond
2.875% 7/01/29 SGD (c)	990,000	875,967
3.125% 9/01/22 SGD (c)	1,130,000	895,082
Slovenia Government International Bond
0.275% 1/14/30 EUR (b) (c)	521,000	663,174
1.000% 3/06/28 EUR (b) (c)	250,000	334,192
1.250% 3/22/27 EUR (b) (c)	856,000	1,152,176
1.500% 3/25/35 EUR (b) (c)	398,000	586,426
3.125% 8/07/45 EUR (b) (c)	393,000	803,740
4.625% 9/09/24 EUR (b) (c)	324,000	471,219
5.250% 2/18/24 (b)	200,000	229,336
5.250% 2/18/24 (b)	200,000	229,336
Spain Government International Bond
0.000% 1/31/25 EUR (c)	1,106,000	1,377,719
Sri Lanka Government International Bond
6.250% 7/27/21 (b)	200,000	172,076
Thailand Government International Bond
3.650% 6/20/31 THB (c)	26,395,000	1,088,079
United Kingdom Gilt

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.625% 6/07/25 GBP (b) (c)	$2,298,000	$3,241,603
0.625% 10/22/50 GBP (b) (c)	1,339,000	1,773,092
4.250% 12/07/46 GBP (b) (c)	1,076,000	2,693,321
		116,050,897
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $105,902,808)		116,050,897

U.S. Government Agency Obligations and Instrumentalities — 14.9%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	439,699	70,467
Federal National Mortgage Association REMICS Series 2018-44, Class PC 4.000% 6/25/44	92,208	93,459
		163,926
Pass-Through Securities — 13.6%
Federal Home Loan Mortgage Corp.
Pool #ZS7403 3.000% 5/01/31	201,406	214,928
Pool #SB0222 3.000% 11/01/34	288,054	311,444
Pool #G08756 3.000% 4/01/47	58,511	61,637
Pool #SD0080 3.000% 9/01/49	204,536	222,957
Pool #QA7625 3.000% 3/01/50	248,198	259,770
Pool #SD0286 3.000% 4/01/50	801,221	838,579
Pool #SD0393 3.000% 6/01/50	162,596	171,701
Pool #SD7531 3.000% 12/01/50 (f)	242,085	261,013
Pool #SB0015 3.500% 6/01/33	318,240	339,957
Pool #U90690 3.500% 6/01/42	98,059	107,052
Pool #U99051 3.500% 6/01/43	107,439	117,259
Pool #SD0212 3.500% 12/01/49	292,799	315,072
Pool #RA1906 4.000% 12/01/49	797,646	869,580
Pool #SD8039 4.000% 1/01/50	720,437	767,848
Pool #SD8046 4.000% 2/01/50	190,518	203,055
Pool #SD0422 4.500% 7/01/45	216,910	242,982
Pool #RA2607 4.500% 5/01/50	152,836	166,574
Pool #ZS3941 5.000% 12/01/41	70,442	81,201
Federal National Mortgage Association
Pool #BM3859 2.500% 8/01/31	176,226	184,896
Pool #BC9043 2.500% 11/01/31	469,838	496,182
Pool #BM1890 2.500% 1/01/32	141,121	147,975
Pool #CA7603 2.500% 11/01/50	1,364,663	1,439,725
Pool #CA7735 2.500% 11/01/50	815,224	860,064
Pool #BM5109 3.000% 12/01/32	1,041,539	1,100,074
Pool #BM5111 3.000% 11/01/33	182,860	195,708
Pool #CA4885 3.000% 12/01/34	676,461	731,391
Pool #BO7256 3.000% 1/01/35	299,721	321,998
Pool #FM2547 3.000% 2/01/35	526,262	569,324
Pool #AL9412 3.000% 11/01/36	328,790	356,244
Pool #CA5597 3.000% 4/01/40	1,072,389	1,169,642
Pool #BM4221 3.000% 1/01/43	203,925	217,894
Pool #BM5468 3.000% 2/01/43	305,795	326,646
Pool #AB9248 3.000% 5/01/43	93,912	100,316
Pool #AU1629 3.000% 7/01/43	24,454	26,091
Pool #AS0406 3.000% 9/01/43	115,556	126,505
Pool #BM5469 3.000% 3/01/44	608,552	650,048
Pool #BM3380 3.000% 6/01/46	467,522	502,762

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA2670 3.000% 7/01/46	$234,249	$247,221
Pool #MA2806 3.000% 11/01/46	423,768	446,837
Pool #BD8462 3.000% 11/01/46	1,895,774	2,032,152
Pool #AS8295 3.000% 11/01/46	399,304	434,643
Pool #BM4896 3.000% 2/01/47	1,091,050	1,165,446
Pool #BM1418 3.000% 4/01/47	2,128,913	2,282,063
Pool #BM4744 3.000% 6/01/47	177,609	193,328
Pool #FM1572 3.000% 9/01/48	462,020	487,171
Pool #FM1445 3.000% 8/01/49	181,667	198,029
Pool #CA4794 3.000% 12/01/49	641,457	678,982
Pool #CA5337 3.000% 3/01/50 (f)	1,144,894	1,213,302
Pool #CA5540 3.000% 4/01/50 (f)	23,023	24,658
Pool #CA6314 3.000% 7/01/50	332,820	354,786
Pool #BQ1348 3.000% 8/01/50 (f)	197,008	209,195
Pool #BQ5052 3.000% 9/01/50 (f)	35,415	37,723
Pool #CA7755 3.000% 10/01/50 (f)	714,286	761,652
Pool #AL6146 3.500% 1/01/30 (f)	154,190	165,386
Pool #AL8600 3.500% 4/01/31 (f)	418,897	449,055
Pool #890870 3.500% 8/01/32 (f)	205,315	220,417
Pool #FM3462 3.500% 12/01/33	700,415	748,213
Pool #AS4449 3.500% 2/01/35	191,257	205,925
Pool #MA1283 3.500% 12/01/42	76,032	82,957
Pool #MA1373 3.500% 3/01/43	111,577	121,738
Pool #MA1437 3.500% 5/01/43	111,323	121,461
Pool #MA1546 3.500% 8/01/43	252,540	275,381
Pool #AL6167 3.500% 1/01/44	1,027,659	1,121,248
Pool #AS5182 3.500% 6/01/45	760,805	820,106
Pool #BC1747 3.500% 1/01/46	1,820,125	1,949,481
Pool #BM5785 3.500% 9/01/46	187,495	202,110
Pool #BM4582 3.500% 8/01/47	198,751	216,851
Pool #BM3122 3.500% 10/01/47	2,575,989	2,814,609
Pool #MA3210 3.500% 12/01/47 (f)	83,342	88,484
Pool #MA3238 3.500% 1/01/48 (f)	1,596,663	1,693,174
Pool #CA1189 3.500% 2/01/48	348,069	368,890
Pool #BH9277 3.500% 2/01/48	867,814	919,727
Pool #FM1001 3.500% 11/01/48	109,561	116,320
Pool #BO1033 3.500% 8/01/49	40,402	42,688
Pool #BO1410 3.500% 9/01/49	389,893	411,949
Pool #BO1437 3.500% 10/01/49	367,040	388,216
Pool #MA4021 3.500% 5/01/50	890,129	939,482
Pool #FM3972 3.500% 7/01/50	597,651	639,753
Pool #BF0198 4.000% 11/01/40	196,093	215,677
Pool #MA0639 4.000% 2/01/41	669,415	742,336
Pool #AL2745 4.000% 3/01/42	907,155	1,014,762
Pool #BM3385 4.000% 6/01/45	1,139,512	1,245,125
Pool #FM2673 4.000% 10/01/45	1,617,840	1,793,065
Pool #MA3088 4.000% 8/01/47	79,868	85,798
Pool #MA3149 4.000% 10/01/47	978,747	1,049,579
Pool #MA3467 4.000% 9/01/48	11,906	12,721
Pool #BM5147 4.000% 10/01/48	44,642	49,393
Pool #BM5527 4.000% 10/01/48	260,098	283,717
Pool #CA3503 4.000% 5/01/49	180,882	192,842
Pool #CA4571 4.000% 11/01/49	234,465	250,554
Pool #CA4823 4.000% 12/01/49	406,184	434,057
Pool #MA3907 4.000% 1/01/50	49,706	52,978
Pool #AL0065 4.500% 4/01/41	344,485	385,460
Pool #AL0160 4.500% 5/01/41	500,641	560,816
Pool #AI1888 4.500% 5/01/41	376,634	420,962

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL6536 4.500% 3/01/45	$548,082	$611,218
Pool #BM4185 4.500% 9/01/46	242,131	267,148
Pool #FM2899 4.500% 11/01/46	607,049	680,013
Pool #BM3148 4.500% 11/01/47	265,901	298,027
Pool #BM4343 4.500% 5/01/48	570,655	638,889
Pool #CA2207 4.500% 8/01/48	92,661	100,990
Pool #CA2204 4.500% 8/01/48	156,585	169,632
Pool #CA5186 4.500% 1/01/50	67,788	73,838
Pool #CA5696 4.500% 5/01/50	261,891	286,004
Pool #AD6438 5.000% 6/01/40	89,254	102,914
Pool #AL9893 5.000% 2/01/45	467,581	531,842
Pool #FM4212 5.000% 12/01/47	716,793	824,964
Pool #BM3279 5.500% 5/01/44	1,660,492	1,937,001
Pool #BM4971 6.000% 7/01/41	300,204	358,994
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	66,375	71,049
Government National Mortgage Association II
Pool #MA2891 3.000% 6/20/45	1,424,958	1,503,885
Pool #MA3662 3.000% 5/20/46	235,860	248,335
Pool #MA3802 3.000% 7/20/46	112,936	118,909
Pool #MA3873 3.000% 8/20/46	653,314	687,867
Pool #MA6144 3.000% 9/20/49	64,305	65,877
Pool #MA6209 3.000% 10/20/49	395,265	404,929
Pool #MA6399 3.000% 1/20/50	211,862	216,182
Pool #MA6531 3.000% 3/20/50	783,788	799,769
Pool #MA6757 3.000% 7/20/50	471,989	481,613
Pool #MA0318 3.500% 8/20/42	286,704	315,178
Pool #MA1012 3.500% 5/20/43	591,382	646,790
Pool #MA1090 3.500% 6/20/43	235,032	257,053
Pool #AL1773 3.500% 1/20/45	286,255	313,791
Pool #MA3310 3.500% 12/20/45	158,416	171,130
Pool #MA3597 3.500% 4/20/46	243,630	262,953
Pool #MA3663 3.500% 5/20/46	192,888	208,187
Pool #MA3736 3.500% 6/20/46	527,514	569,354
Pool #MA3803 3.500% 7/20/46	38,295	41,296
Pool #MA4004 3.500% 10/20/46	941,656	1,015,462
Pool #MA4382 3.500% 4/20/47	48,027	51,626
Pool #MA784472 3.500% 2/20/48	483,645	539,992
Pool #784504 3.500% 2/20/48	223,711	245,440
Pool #784474 3.500% 2/20/48	301,696	330,999
Pool #MA3245 4.000% 11/20/45	337,166	369,174
Pool #MA4511 4.000% 6/20/47	202,218	217,812
Pool #MA4720 4.000% 9/20/47	906,175	976,058
Pool #MA4838 4.000% 11/20/47	222,961	240,016
Pool #MA2894 4.500% 6/20/45	280,408	309,850
Pool #MA2963 4.500% 7/20/45	108,289	119,151
Pool #MA3312 4.500% 12/20/45	5,061	5,568
Pool #MA4588 4.500% 7/20/47	672,350	733,911
Pool #MA4654 4.500% 8/20/47	101,853	111,179
Pool #MA6156 4.500% 9/20/49	38,316	41,265
Pool #MA6286 4.500% 11/20/49	487,751	524,027
Pool #MA4781 5.000% 10/20/47	709,885	789,094
Pool #MA5194 5.000% 5/20/48	176,159	193,778
Pool #BF2644 5.000% 5/20/48	9,151	10,243
Pool #BF2878 5.000% 6/20/48	41,767	46,754
Pool #MA5266 5.000% 6/20/48	529,892	581,235
Pool #BF3008 5.000% 7/20/48	11,757	13,209
Pool #MA5988 5.000% 6/20/49	499,678	545,478

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5195 5.500% 5/20/48	$226,790	$252,880
Pool #MA5654 5.500% 12/20/48	58,261	64,581
Pool #MA5713 5.500% 1/20/49	41,146	45,571
Pool #MA5820 5.500% 3/20/49	101,609	112,536
Government National Mortgage Association II TBA
2.000% 1/21/51 (f)	620,000	648,287
2.500% 1/21/51 (f)	2,480,000	2,624,925
3.000% 2/20/51 (f)	2,505,000	2,621,052
4.000% 1/21/51 (f)	1,670,000	1,780,246
Uniform Mortgage Backed Securities TBA
2.000% 1/16/36 (f)	2,000,000	2,091,562
2.000% 1/14/51 (f)	8,180,000	8,499,531
2.500% 1/16/36 (f)	520,000	542,425
2.500% 1/14/51 (f)	7,350,000	7,748,508
3.000% 1/14/51 (f)	3,489,000	3,655,818
3.500% 1/16/36 (f)	505,000	535,458
4.000% 1/14/51 (f)	1,640,000	1,751,341
4.500% 1/14/51 (f)	1,680,000	1,820,700
5.000% 1/14/51 (f)	805,000	890,783
		107,719,891
Whole Loans — 1.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.898% FRN 3/25/30	110,507	110,507
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.898% FRN 9/25/48 (b)	709	709
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + .750% 0.898% FRN 2/25/50 (b)	347,023	347,164
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 0.948% FRN 12/25/30 (b)	92,427	92,410
Series 2018-DNA1, Class M2AT, 1 mo. USD LIBOR + 1.050%, 1.198% FRN 7/25/30	471,029	468,783
Series 2017-DNA3, Class M2AS, 1 mo. USD LIBOR + 1.100%, 1.248% FRN 3/25/30	745,000	734,962
Series 2018-HQA1, Class M2AS, 1 mo. USD LIBOR + 1.100%, 1.248% FRN 9/25/30	341,301	339,921
Series 2020-HQA4, Class M1, 1 mo. USD LIBOR + 1.300% 1.448% FRN 9/25/50 (b)	405,619	406,009
Series 2019, Class M2, 1 mo. USD LIBOR + 1.400% 1.548% FRN 2/25/49 (b)	389,013	387,485
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/50 (b)	124,958	125,126
Series 2020-DNA4, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 8/25/50 (b)	594,332	595,962
Series 2020-HQA3, Class M1, 1 mo. USD LIBOR + 1.550% 1.698% FRN 7/25/50 (b)	232,845	233,255
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.350% 2.498% FRN 4/25/30	623,761	631,434
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.882% FRN 10/25/50 (b)	641,000	647,822
Series 2018-SP12, Class M2, 3.810% VRN 5/25/48 (b) (e)	35,878	36,010
Series 2018-SPI3, Class M2, 4.141% VRN 8/25/48 (b) (e)	135,870	136,026
Series 2015-DNA3, Class M3, 1 mo. USD LIBOR + 4.700% 4.848% FRN 4/25/28	727,665	757,166
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.150% 5.298% FRN 11/25/28	919,738	964,933
Federal National Mortgage Association Connecticut Avenue Securities Trust

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-R02, Class 2M1, 1 mo. USD LIBOR + .750% 0.898% FRN 1/25/40 (b)	$337,722	$337,582
Series 2020-R01, Class 1M1, 1 mo. USD LIBOR + .800% 0.948% FRN 1/25/40 (b)	231,490	231,356
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850%, 0.998% FRN 7/25/30	660,085	648,337
Series 2018-C02, Class 2EB2, 1 mo. USD LIBOR + .900%, 1.048% FRN 8/25/30	330,567	322,307
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.248% FRN 11/25/29	762,960	745,409
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.498% FRN 9/25/29	621,381	606,669
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 1.650%, 2.798% FRN 2/25/30	520,000	523,004
		10,430,348
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $115,757,792)		118,314,165

U.S. Treasury Obligations — 12.6%

U.S. Treasury Bonds & Notes — 12.6%
U.S. Treasury Bond
1.125% 8/15/40	9,850,000	9,328,168
1.375% 8/15/50	4,490,000	4,204,705
U.S. Treasury Inflation Index
0.250% 2/15/50	1,242,693	1,480,375
U.S. Treasury Note
0.125% 5/15/23	16,280,000	16,275,658
0.375% 9/30/27	25,925,000	25,529,385
0.625% 11/30/27	4,800,000	4,798,790
0.875% 11/15/30	3,100,000	3,089,536
1.375% 10/15/22	6,840,000	6,991,514
1.500% 1/15/23 (g)	15,365,000	15,792,353
1.625% 11/15/22	6,985,000	7,179,445
1.625% 12/15/22	4,630,000	4,765,368
		99,435,297

TOTAL U.S. TREASURY OBLIGATIONS (Cost $98,810,207)		99,435,297

TOTAL BONDS & NOTES (Cost $708,447,322)		743,985,579

TOTAL LONG-TERM INVESTMENTS (Cost $708,447,322)		743,985,579

Short-Term Investments — 11.7%

	Number of Shares
Mutual Fund — 9.1%
T. Rowe Price Government Reserve Investment Fund	71,917,128	71,917,128

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (h)	$1,003,104	1,003,104

Sovereign Debt Obligation — 2.5%
Japan Treasury Discount Bill
0.000% 3/22/21 JPY (c)	2,050,000,000	19,858,075

TOTAL SHORT-TERM INVESTMENTS (Cost $92,705,524)		$92,778,307

TOTAL INVESTMENTS — 105.6% (Cost $801,152,846) (i)		836,763,886

Other Assets/(Liabilities) — (5.6)%		(44,298,793)

NET ASSETS — 100.0%		$792,465,093

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
IO	Interest Only
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled loan commitments at December 31, 2020 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $265,118,698 or 33.45% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	Maturity value of $1,003,104. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,023,209.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/15/21	RON	1,180,000	USD	294,103	$1,920
Bank of America N.A.	1/22/21	USD	3,724,730	CAD	4,910,963	(133,681)
Bank of America N.A.	1/22/21	USD	148,982	AUD	197,000	(2,927)
Bank of America N.A.	2/19/21	USD	883,871	EUR	743,354	(25,203)
Bank of America N.A.	2/19/21	EUR	660,000	USD	800,026	7,111
Bank of America N.A.	2/19/21	GBP	96,048	USD	127,844	3,543
Barclays Bank PLC	1/22/21	USD	1,653,650	INR	123,155,549	(28,559)
Barclays Bank PLC	2/19/21	GBP	485,000	USD	637,387	26,057
Barclays Bank PLC	2/19/21	EUR	367,500	USD	435,493	13,936
Barclays Bank PLC	2/19/21	USD	185,602	GBP	140,000	(5,908)
Barclays Bank PLC	2/19/21	USD	941,337	SEK	7,995,000	(30,889)
Barclays Bank PLC	3/05/21	USD	889,969	CLP	670,938,710	(54,324)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3/12/21	USD	605,121	CNH	4,010,620	$(8,917)
Barclays Bank PLC	3/12/21	USD	1,591,175	ZAR	24,301,601	(48,559)
BNP Paribas SA	1/22/21	USD	37,287,562	JPY	3,920,316,225	(687,901)
BNP Paribas SA	1/22/21	USD	1,900,234	INR	141,229,733	(28,854)
BNP Paribas SA	1/22/21	USD	1,422,286	CAD	1,832,000	(17,067)
BNP Paribas SA	1/22/21	USD	1,787,184	AUD	2,379,000	(47,285)
BNP Paribas SA	2/19/21	EUR	777,339	USD	925,562	25,073
BNP Paribas SA	2/19/21	USD	940,718	GBP	705,000	(23,670)
BNP Paribas SA	3/05/21	MYR	154,000	USD	37,740	464
BNP Paribas SA	3/05/21	USD	2,309,962	CLP	1,771,495,776	(183,276)
BNP Paribas SA	3/12/21	USD	596,146	CNH	3,950,760	(8,727)
Citibank N.A.	1/15/21	USD	390,230	MXN	8,195,937	(21,145)
Citibank N.A.	1/15/21	USD	693,630	RSD	69,400,160	(28,306)
Citibank N.A.	1/21/21	ILS	143,000	USD	41,908	2,605
Citibank N.A.	1/21/21	USD	3,359,233	ILS	11,547,548	(235,306)
Citibank N.A.	1/22/21	NOK	2,620,000	USD	287,753	17,813
Citibank N.A.	1/22/21	USD	85,277	IDR	1,296,761,115	(6,874)
Citibank N.A.	1/22/21	NZD	935,000	USD	637,003	35,803
Citibank N.A.	1/22/21	AUD	3,226,281	USD	2,347,125	140,690
Citibank N.A.	1/22/21	USD	387,631	JPY	40,405,597	(3,772)
Citibank N.A.	1/22/21	USD	3,730,096	AUD	5,084,000	(190,223)
Citibank N.A.	1/22/21	USD	1,439,545	CAD	1,846,000	(10,807)
Citibank N.A.	2/19/21	USD	54,630	GBP	40,801	(1,182)
Citibank N.A.	2/19/21	EUR	248,487	USD	302,474	1,410
Citibank N.A.	2/19/21	USD	1,881,644	EUR	1,551,000	(15,128)
Credit Suisse International	1/22/21	INR	21,830,000	USD	294,721	3,460
Credit Suisse International	2/19/21	GBP	220,000	USD	289,539	11,405
Deutsche Bank AG	1/22/21	USD	103,590	AUD	142,464	(6,265)
Deutsche Bank AG	1/22/21	NOK	7,090,000	USD	802,717	24,177
Deutsche Bank AG	3/05/21	USD	109,547	MYR	446,000	(1,096)
Goldman Sachs International	1/22/21	USD	1,684,327	INR	125,495,048	(29,838)
Goldman Sachs International	1/22/21	JPY	30,430,000	USD	289,457	5,313
Goldman Sachs International	1/22/21	NOK	5,840,000	USD	644,951	36,158
Goldman Sachs International	1/22/21	USD	71,539	IDR	1,079,664,592	(5,184)
Goldman Sachs International	1/22/21	USD	218,892	TWD	6,261,622	(3,973)
Goldman Sachs International	1/22/21	IDR	4,162,520,000	USD	293,238	2,560
Goldman Sachs International	2/19/21	USD	11,531,655	GBP	8,755,005	(444,542)
Goldman Sachs International	3/05/21	USD	153,529	THB	4,626,585	(916)
HSBC Bank USA	1/15/21	MXN	6,497,278	USD	326,729	(613)
HSBC Bank USA	1/22/21	IDR	561,459,247	USD	37,116	2,783
HSBC Bank USA	1/22/21	NZD	420,000	USD	288,597	13,626
HSBC Bank USA	1/22/21	USD	542,844	TWD	15,491,222	(8,523)
HSBC Bank USA	1/22/21	USD	136,304	INR	10,183,098	(2,789)
HSBC Bank USA	1/22/21	CAD	4,247,239	USD	3,253,407	83,533
HSBC Bank USA	1/22/21	USD	38,228	AUD	51,761	(1,685)
HSBC Bank USA	1/22/21	USD	954,825	NZD	1,355,000	(20,203)
HSBC Bank USA	1/22/21	USD	613,833	CAD	789,125	(6,161)
HSBC Bank USA	2/19/21	SEK	2,495,000	USD	289,729	13,674
HSBC Bank USA	2/19/21	EUR	208,852	USD	248,400	7,012
HSBC Bank USA	3/05/21	USD	920,684	THB	27,761,130	(6,039)
HSBC Bank USA	3/05/21	USD	2,457,260	MYR	10,028,912	(30,686)
HSBC Bank USA	3/12/21	USD	1,788,830	SGD	2,387,246	(17,610)
HSBC Bank USA	3/12/21	USD	723,541	CNH	4,778,620	(8,080)
JP Morgan Chase Bank N.A.	1/15/21	RUB	10,057,000	USD	133,228	2,727
JP Morgan Chase Bank N.A.	1/22/21	IDR	1,073,422,324	USD	70,713	5,567
JP Morgan Chase Bank N.A.	1/22/21	USD	316,594	NOK	2,939,186	(26,198)
JP Morgan Chase Bank N.A.	1/22/21	USD	888,627	JPY	92,501,001	(7,415)
JP Morgan Chase Bank N.A.	1/22/21	JPY	87,635,000	USD	839,586	9,320

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank N.A.	2/19/21	EUR	32,128	USD	38,974	$316
JP Morgan Chase Bank N.A.	3/12/21	USD	982,134	CNH	6,464,000	(7,524)
Morgan Stanley & Co. LLC	1/15/21	MXN	39,290,826	USD	1,833,093	139,016
Morgan Stanley & Co. LLC	1/15/21	PEN	1,055,000	USD	293,708	(2,268)
Morgan Stanley & Co. LLC	1/22/21	USD	162,164	TWD	4,628,156	(2,562)
Morgan Stanley & Co. LLC	1/22/21	CAD	100,000	USD	76,881	1,686
Morgan Stanley & Co. LLC	1/22/21	JPY	7,068,000	USD	67,156	1,311
Morgan Stanley & Co. LLC	1/22/21	USD	2,567,841	AUD	3,646,668	(244,138)
Morgan Stanley & Co. LLC	1/22/21	USD	135,213	CAD	175,692	(2,824)
Morgan Stanley & Co. LLC	1/22/21	USD	216,840	IDR	3,096,332,698	(3,192)
Morgan Stanley & Co. LLC	1/22/21	USD	506,036	JPY	52,514,699	(2,665)
Morgan Stanley & Co. LLC	2/19/21	EUR	53,424	USD	64,749	585
Morgan Stanley & Co. LLC	2/19/21	USD	300,564	GBP	225,255	(7,568)
Morgan Stanley & Co. LLC	2/19/21	USD	829,569	EUR	676,258	2,549
Morgan Stanley & Co. LLC	3/02/21	USD	1,014,357	BRL	5,430,869	(30,086)
UBS AG	1/15/21	CZK	54,305,000	USD	2,367,851	160,718
UBS AG	1/15/21	USD	1,459,701	MXN	30,275,511	(59,907)
UBS AG	1/15/21	USD	915,896	RUB	71,441,770	(49,886)
UBS AG	1/15/21	RUB	232,180,000	USD	3,078,996	59,715
UBS AG	1/22/21	CAD	136,000	USD	102,958	3,894
UBS AG	1/22/21	USD	921,966	IDR	13,085,187,000	(7,896)
UBS AG	1/22/21	JPY	80,555,000	USD	766,657	13,666
UBS AG	1/22/21	AUD	1,075,706	USD	775,883	53,604
UBS AG	2/12/21	PLN	1,565,000	USD	409,142	9,876
UBS AG	2/12/21	USD	48,048	PLN	180,000	(146)
UBS AG	2/19/21	CHF	835,000	USD	918,556	25,907
UBS AG	2/19/21	SEK	5,500,000	USD	638,939	29,885
UBS AG	2/19/21	GBP	1,412,000	USD	1,888,087	43,424
UBS AG	2/19/21	USD	2,501,428	SEK	21,532,352	(116,998)
UBS AG	2/19/21	EUR	2,120,102	USD	2,536,349	56,398
UBS AG	2/19/21	USD	934,218	CHF	835,000	(10,245)
UBS AG	2/19/21	USD	335,500	GBP	250,412	(7,045)
UBS AG	2/19/21	USD	81,448,454	EUR	36,850,031	(2,435,897)
UBS AG	3/05/21	USD	1,532,996	CLP	1,170,662,713	(114,619)
UBS AG	3/12/21	ZAR	1,050,000	USD	70,680	168
						$(4,481,314)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-Bund	3/08/21	10	$2,166,437	$3,702
Euro-OAT	3/08/21	28	5,724,380	17,473
Korea 10 Year Bond	3/16/21	51	6,128,978	(35,551)
Korea 3 Year Bond	3/16/21	179	18,385,851	(17,877)
Canada 10 Year Bond	3/22/21	24	2,805,599	5,619
U.S. Treasury Long Bond	3/22/21	40	6,907,242	20,258
U.S. Treasury Note 10 Year	3/22/21	471	65,008,356	26,441
U.S. Treasury Ultra Bond	3/22/21	88	19,157,875	(364,375)
UK Long Gilt	3/29/21	38	6,967,810	75,530
U.S. Treasury Note 2 Year	3/31/21	36	7,947,613	7,543
U.S. Treasury Note 5 Year	3/31/21	27	3,399,929	6,501
				$(254,736)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
Euro-BTP	3/08/21	8	$(1,482,204)	$(3,420)
Euro-Buxl 30 Year Bond	3/08/21	6	(1,637,787)	(13,200)
Euro-Schatz	3/08/21	17	(2,332,959)	1,226
U.S. Treasury Ultra 10 Year	3/22/21	191	(30,047,357)	182,716
				$167,322

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 34†	1.000%	Quarterly	12/20/2025	EUR	9,400,000	$(1,365,256)	$(1,075,156)	$(290,100)

Centrally Cleared Credit Default Swap - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	BBB+*	USD	5,770,000	$93,967	$84,363	$9,604
CDX.NA.IG Series 35†	1.000%	Quarterly	12/20/25	NR	USD	53,507,000	1,299,020	1,192,012	107,008
CDX.NA.HY Series 35†	5.000%	Quarterly	12/20/25	BB-*	USD	2,900,000	270,024	126,150	143,874
							$1,663,011	$1,402,525	$260,486

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Boeing Co.	1.000%	Quarterly	Bank of America N.A.	BBB*	12/20/21	USD	1,375,000	$4,117	$14,177	$(10,060)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	6/20/22	USD	260,000	2,239	(7,203)	9,442
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	151,000	864	(4,578)	5,442
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	303,000	1,734	(9,187)	10,921
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	152,000	869	(10,490)	11,359
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/29	USD	225,000	(9,965)	(11,045)	1,080
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/29	USD	225,000	(9,965)	(11,239)	1,274
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	12/20/21	USD	160,000	1,089	(10,870)	11,959
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	67,500	520	(3,879)	4,399
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	135,000	1,040	(8,192)	9,232
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	67,500	520	(3,879)	4,399
Devon Energy Corp	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	50,000	(340)	24	(364)
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	12/20/24	USD	450,000	2,575	(2,504)	5,079
Republic of Chile	1.000%	Quarterly	Barclays Bank PLC	A+*	12/20/25	USD	2,350,000	63,787	32,972	30,815

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/25	USD	550,000	$8,687	$(195)	$8,882
Republic of Mexico	1.000%	Quarterly	Barclays Bank PLC	BBB+*	12/20/25	USD	805,000	7,225	3,545	3,680
Republic of Mexico	1.000%	Quarterly	Barclays Bank PLC	BBB+*	12/20/25	USD	810,000	7,270	5,157	2,113
Republic of Chile	1.000%	Quarterly	BNP Paribas SA	A+*	12/20/25	USD	1,050,000	28,500	19,540	8,960
Devon Energy Corp	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	105,000	(715)	(551)	(164)
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	6/20/25	USD	150,000	376	(9,034)	9,410
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	6/20/25	USD	75,000	189	(4,349)	4,538
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	12/20/25	USD	300,000	(204)	(281)	77
Republic of Mexico	1.000%	Quarterly	Citibank N.A.	BBB+*	12/20/25	USD	50,000	449	245	204
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International	BBB*	12/20/25	USD	2,367,891	37,400	(3,891)	41,291
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	A+*	6/20/24	EUR	100,000	2,362	1,278	1,084
Devon Energy Corp	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	65,000	(443)	(403)	(40)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	12/20/24	USD	134,000	767	(993)	1,760
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	6/20/25	USD	94,000	237	(4,497)	4,734
								$151,184	$(30,322)	$181,506

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.558%	Quarterly	7/17/25	CNY	30,000,000	$(17,056)	$—	$(17,056)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.6000%	Quarterly	8/06/25	CNY	7,500,000	(2,197)	—	(2,197)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.855%	Quarterly	11/24/25	CNY	26,575,000	5,105	—	5,105
6-Month PRIBOR	Semi-Annually	Fixed 2.208%	Annually	2/13/22	CZK	78,554,000	70,491	—	70,491
6-Month PRIBOR	Semi-Annually	Fixed 2.245%	Annually	2/20/22	CZK	71,067,000	66,118	—	66,118
6-Month PRIBOR	Semi-Annually	Fixed 2.235%	Annually	2/20/22	CZK	45,978,000	42,530	—	42,530
6-Month PRIBOR	Semi-Annually	Fixed 2.230%	Annually	2/21/22	CZK	75,130,000	69,436	—	69,436
Fixed 1.600%	Annually	6-Month PRIBOR	Semi-Annually	2/13/30	CZK	6,496,000	(9,134)	—	(9,134)
Fixed 1.705%	Annually	6-Month PRIBOR	Semi-Annually	2/19/30	CZK	2,855,000	(5,237)	—	(5,237)
Fixed 1.690%	Annually	6-Month PRIBOR	Semi-Annually	2/20/30	CZK	11,856,000	(21,026)	—	(21,026)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.693%	Annually	6-Month PRIBOR	Semi-Annually	2/21/30	CZK	12,384,000	(22,091)	—	(22,091)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	24,071	—	24,071
Fixed 2.620%	Annually	6-Month WIBOR	Semi-Annually	2/20/23	PLN	3,700,000	(50,710)	—	(50,710)
Fixed 2.440%	Annually	6-Month WIBOR	Semi-Annually	3/12/23	PLN	230,000	(2,984)	—	(2,984)
Fixed 2.350%	Annually	6-Month WIBOR	Semi-Annually	4/06/23	PLN	700,000	(8,950)	—	(8,950)
Fixed 2.305%	Annually	6-Month WIBOR	Semi-Annually	4/20/23	PLN	500,000	(6,357)	—	(6,357)
Fixed 2.430%	Annually	6-Month WIBOR	Semi-Annually	5/07/23	PLN	1,000,000	(13,729)	—	(13,729)
Fixed 2.518%	Annually	6-Month WIBOR	Semi-Annually	5/18/23	PLN	900,000	(12,999)	—	(12,999)
Fixed 2.395%	Annually	6-Month WIBOR	Semi-Annually	8/23/23	PLN	1,400,000	(20,953)	—	(20,953)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	(44,862)	—	(44,862)
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	(3,785)	—	(3,785)
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	(7,896)	—	(7,896)
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	(12,510)	—	(12,510)
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	(28,243)	—	(28,243)
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	(14,903)	—	(14,903)
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	(21,156)	—	(21,156)
Fixed 1.820%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(6,037)	—	(6,037)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,461	(5,892)	—	(5,892)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(5,892)	—	(5,892)
Fixed 1.803%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(5,910)	—	(5,910)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/06/29	PLN	317,460	(5,892)	—	(5,892)
Fixed 1.860%	Annually	6-Month WIBOR	Semi-Annually	11/07/29	PLN	312,699	(6,233)	—	(6,233)
Fixed 1.710%	Annually	6-Month WIBOR	Semi-Annually	12/19/29	PLN	2,500,000	(41,256)	—	(41,256)
Fixed 1.098%	Annually	6-Month WIBOR	Semi-Annually	11/12/30	PLN	1,075,000	(700)	—	(700)
							$(126,839)	$—	$(126,839)

*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 95.2%

Corporate Debt — 30.0%
Argentina — 0.6%
Tarjeta Naranja SA BADLARPP + 3.500%
33.333% FRN 4/11/22 (a)	$133,334	$9,948
YPF SA
8.500% 3/23/21 (a)	265,000	253,076
8.500% 7/28/25 (a)	200,000	154,000
8.750% 4/04/24 (a)	295,000	259,010
		676,034
Austria — 0.3%
Suzano Austria GmbH
6.000% 1/15/29	250,000	300,628
Bermuda — 0.2%
Liberty Latin America Ltd., Convertible,
2.000% 7/15/24	230,000	218,554
Brazil — 1.0%
Banco BTG Pactual SA 5 year CMT + 5.257%
7.750% VRN 2/15/29 (a)	300,000	326,628
Banco do Brasil SA 10 year CMT + 6.362%
9.000% VRN (a) (b)	750,000	836,258
		1,162,886
British Virgin Islands — 0.5%
State Grid Overseas Investment Ltd.
3.500% 5/04/27 (a)	200,000	222,026
4.375% 5/22/43 (a)	300,000	385,493
		607,519
Canada — 0.2%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	249,000
Cayman Islands — 2.4%
CIFI Holdings Group Co. Ltd.
6.550% 3/28/24 (a)	200,000	213,602
Cosan Overseas Ltd.
8.250% (a) (b)	100,000	102,751
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	200,000	205,107
8.000% 1/27/24 (a)	200,000	216,100
CSN Inova Ventures
6.750% 1/28/28 (a)	200,000	216,500

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health & Happiness H&H International Holdings Ltd.
5.625% 10/24/24 (a)	$200,000	$209,105
Huazhu Group Ltd., Convertible,
3.000% 5/01/26 (a)	19,000	24,343
KSA Sukuk Ltd.
2.969% 10/29/29 (a)	310,000	334,154
Lamar Funding Ltd.
3.958% 5/07/25 (a)	300,000	294,486
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	105,205	127,168
Meituan
2.125% 10/28/25 (a)	200,000	203,168
Times China Hldg Ltd.
6.750% 7/08/25 (a)	350,000	369,687
Tingyi Cayman Islands Holding Corp.
1.625% 9/24/25 (a)	205,000	204,576
		2,720,747
Chile — 1.2%
Celulosa Arauco y Constitucion SA
5.150% 1/29/50 (a)	250,000	288,502
Corp. Nacional del Cobre de Chile
3.150% 1/15/51 (a)	200,000	201,358
3.700% 1/30/50 (a)	330,000	363,117
3.750% 1/15/31 (a)	200,000	225,954
Empresa de Transporte de Pasajeros Metro SA
4.700% 5/07/50 (a)	200,000	251,676
		1,330,607
Colombia — 0.3%
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	288,440
Hong Kong — 0.4%
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	210,223
Yanlord Land HK Co. Ltd.
6.750% 4/23/23 (a)	200,000	208,250
		418,473
India — 0.2%
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (a)	200,000	214,637
Indonesia — 2.6%
Hutama Karya Persero PT
3.750% 5/11/30 (a)	200,000	223,500
Pertamina Persero PT
5.625% 5/20/43 (a)	1,000,000	1,230,071
6.000% 5/03/42 (a)	200,000	255,513
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.875% 7/17/29 (a)	545,000	598,137
4.000% 6/30/50 (a)	200,000	205,259
4.875% 7/17/49 (a)	200,000	227,306

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 10/24/42 (a)	$200,000	$235,628
		2,975,414
Ireland — 0.3%
GTLK Europe DAC
5.125% 5/31/24 (a)	300,000	317,712
Israel — 1.0%
Israel Chemicals Ltd.
6.375% 5/31/38 (a)	200,000	263,000
6.375% 5/31/38 (a)	150,000	197,250
Israel Electric Corp. Ltd.
4.250% 8/14/28 (a)	50,000	57,625
4.250% 8/14/28 (a)	200,000	230,500
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	300,000	329,250
		1,077,625
Jamaica — 0.1%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	150,000	154,125
Luxembourg — 0.8%
CSN Resources SA
7.625% 2/13/23 (a)	200,000	207,502
Millicom International Cellular SA
4.500% 4/27/31 (a)	200,000	216,000
Nexa Resources SA
6.500% 1/18/28 (a)	250,000	294,688
Usiminas International Sarl
5.875% 7/18/26 (a)	200,000	217,502
		935,692
Mauritius — 0.2%
HTA Group Ltd/Mauritius
7.000% 12/18/25 (a)	200,000	215,000
Mexico — 8.8%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	207,500
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 4.967%
6.750% VRN (a) (b)	200,000	216,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% 4/17/25 (a)	285,000	327,425
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (a)	600,000	646,500
Cemex SAB de CV
5.450% 11/19/29 (a)	200,000	220,002
Cometa Energia SA de CV
6.375% 4/24/35 (a)	374,800	435,705
Controladora Mabe SA de CV
5.600% 10/23/28 (a)	250,000	294,690
Industrias Penoles SAB de CV
4.750% 8/06/50 (a)	200,000	231,940
Infraestructura Energetica Nova SAB de CV
4.875% 1/14/48 (a)	300,000	334,125

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico City Airport Trust
5.500% 7/31/47 (a)	$2,642,000	$2,783,347
Petroleos Mexicanos
4.500% 1/23/26	500,000	498,245
5.625% 1/23/46	300,000	258,000
6.500% 3/13/27	600,000	631,914
6.500% 6/02/41	2,935,000	2,740,556
		9,826,449
Netherlands — 2.0%
Embraer Netherlands Finance BV
5.050% 6/15/25	300,000	318,003
Mong Duong Finance Holdings BV
5.125% 5/07/29 (a)	250,000	261,994
Petrobras Global Finance BV
6.850% 6/05/15	180,000	224,577
8.750% 5/23/26	1,140,000	1,480,860
		2,285,434
Panama — 0.3%
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	310,000
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	213,000
Peru — 0.2%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	236,252
Philippines — 0.7%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	400,000	389,111
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	400,000	434,577
		823,688
Saudi Arabia — 1.4%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	550,000	611,333
4.250% 4/16/39 (a)	800,000	938,070
		1,549,403
Sri Lanka — 0.1%
SriLankan Airlines Ltd.
7.000% 6/25/24 (a)	300,000	163,500
Thailand — 0.2%
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	191,366
Turkey — 1.0%
Akbank T.A.S.
5.125% 3/31/25 (a)	200,000	202,000
Turk Telekomunikasyon AS
4.875% 6/19/24 (a)	450,000	464,605

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Turkiye Sise ve Cam Fabrikalari AS
6.950% 3/14/26 (a)	$200,000	$222,000
Yapi ve Kredi Bankasi AS
5.850% 6/21/24 (a)	200,000	204,000
		1,092,605
Ukrainian Ssr — 0.3%
VF Ukraine PAT via VFU Funding PLC
6.200% 2/11/25 (a)	275,000	287,375
United Arab Emirates — 1.4%
Acwa Power Management And Investments One Ltd.
5.950% 12/15/39 (a)	300,000	358,374
ADES International Holding PLC
8.625% 4/24/24 (a)	200,000	200,000
Emirates NBD Bank PJSC 6 year USD Swap + 3.656%
6.125% VRN (a) (b)	200,000	213,776
Kuwait Projects Co. SPC Ltd.
4.229% 10/29/26 (a)	250,000	258,750
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	250,000	268,100
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	200,000	265,500
		1,564,500
United Kingdom — 0.3%
Ukraine Railways Via Rail Capital Markets PLC
8.250% 7/09/24 (a)	350,000	364,000
United States — 0.4%
MercadoLibre, Inc., Convertible,
2.000% 8/15/28	55,000	208,505
Periama Holdings LLC/DE
5.950% 4/19/26 (a)	200,000	212,600
		421,105
Venezuela — 0.4%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (c)	900,000	31,500
6.000% 5/16/24 (a) (c)	2,400,000	84,000
6.000% 11/15/26 (a) (c)	1,750,000	61,250
8.500% 10/27/49 (a) (c)	250,000	62,500
9.000% 11/17/21 (a) (c)	4,990,000	174,650
9.750% 5/17/35 (a) (c)	150,000	5,100
12.750% 2/17/22 (a) (c)	1,500,000	52,500
		471,500
TOTAL CORPORATE DEBT (Cost $34,073,777)		33,663,270

Sovereign Debt Obligations — 64.9%
Angola — 1.7%
Angolan Government International Bond
8.000% 11/26/29 (a)	450,000	422,136
8.250% 5/09/28 (a)	975,000	933,319

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.125% 11/26/49 (a)	$600,000	$553,200
		1,908,655
Argentina — 2.1%
Argentine Republic Government International Bond
0.125% STEP 7/09/30	1,171,224	474,346
0.125% STEP 7/09/35	2,999,923	1,094,972
0.125% STEP 1/09/38	1,477,891	604,088
1.000% 7/09/29	533,017	231,201
1.000% 12/15/35	845,000	845
		2,405,452
Bahamas — 2.3%
Bahamas Government International Bond
6.000% 11/21/28 (a)	1,600,000	1,536,016
8.950% 10/15/32 (a)	1,000,000	1,090,000
		2,626,016
Bahrain — 1.0%
Bahrain Government International Bond
7.000% 10/12/28 (a)	600,000	694,084
7.500% 9/20/47 (a)	400,000	469,294
		1,163,378
Barbados — 0.3%
Barbados Government International Bond
6.500% 10/01/29 (a)	300,000	303,750
Bermuda — 0.2%
Bermuda Government International Bond
3.375% 8/20/50 (a)	251,000	270,453
Brazil — 2.8%
Brazilian Government International Bond
3.875% 6/12/30	700,000	738,500
4.500% 5/30/29	200,000	222,524
4.625% 1/13/28	650,000	728,006
5.000% 1/27/45	990,000	1,098,900
5.625% 1/07/41	250,000	295,250
		3,083,180
Cayman Islands — 0.4%
Sharjah Sukuk Program Ltd.
3.234% 10/23/29 (a)	450,000	470,903
Colombia — 1.6%
Colombia Government International Bond
3.000% 1/30/30	500,000	524,005
4.125% 5/15/51	200,000	222,000
4.500% 1/28/26	200,000	226,502
5.625% 2/26/44	600,000	777,000
		1,749,507
Costa Rica — 0.3%
Costa Rica Government International Bond

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.125% 2/19/31 (a)	$200,000	$186,502
7.000% 4/04/44 (a)	200,000	183,502
		370,004
Dominican Republic — 2.6%
Dominican Republic International Bond
4.875% 9/23/32 (a)	525,000	581,443
5.875% 1/30/60 (a)	200,000	220,002
5.950% 1/25/27 (a)	350,000	409,941
6.500% 2/15/48 (a)	300,000	354,003
6.850% 1/27/45 (a)	1,150,000	1,401,574
		2,966,963
Ecuador — 1.4%
Ecuador Government International Bond
0.000% 7/31/30 (a)	165,446	78,380
0.500% STEP 7/31/30 (a)	757,100	484,544
0.500% STEP 7/31/35 (a)	1,533,550	830,049
0.500% STEP 7/31/40 (a)	408,900	207,521
		1,600,494
Egypt — 3.8%
Egypt Government Bond
14.051% 7/21/22 EGP (d)	4,100,000	262,276
Egypt Government International Bond
6.588% 2/21/28 (a)	500,000	548,750
7.600% 3/01/29 (a)	500,000	574,010
7.600% 3/01/29 (a)	200,000	229,604
7.903% 2/21/48 (a)	400,000	434,000
8.500% 1/31/47 (a)	1,200,000	1,356,000
8.500% 1/31/47 (a)	550,000	621,500
8.875% 5/29/50 (a)	200,000	234,356
		4,260,496
El Salvador — 1.4%
El Salvador Government International Bond
5.875% 1/30/25 (a)	800,000	755,008
7.650% 6/15/35 (a)	100,000	94,750
7.650% 6/15/35 (a)	325,000	307,938
8.625% 2/28/29 (a)	415,000	414,485
		1,572,181
Ghana — 3.2%
Ghana Government International Bond
6.375% 2/11/27 (a)	1,600,000	1,659,501
7.625% 5/16/29 (a)	400,000	424,561
8.125% 1/18/26 (a)	600,000	672,168
8.125% 1/18/26 (a)	600,000	672,168
8.750% 3/11/61 (a)	200,000	205,656
		3,634,054
India — 0.9%
Export Import Bank of India
3.250% 1/15/30 (a)	950,000	1,014,531

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia — 4.1%
Indonesia Treasury Bond
9.000% 3/15/29 IDR (d)	$3,196,000,000	$271,376
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (a)	200,000	220,288
4.450% 2/20/29 (a)	1,050,000	1,239,987
4.550% 3/29/26 (a)	2,450,000	2,831,440
		4,563,091
Ivory Coast — 0.3%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	207,500	209,338
5.750% STEP 12/31/32 (a)	120,750	121,820
		331,158
Jamaica — 2.1%
Jamaica Government International Bond
6.750% 4/28/28	700,000	851,382
8.000% 3/15/39	500,000	730,000
8.000% 3/15/39	500,000	730,000
		2,311,382
Jordan — 0.7%
Jordan Government International Bond
5.850% 7/07/30 (a)	700,000	771,274
Kenya — 0.4%
Kenya Government International Bond
8.000% 5/22/32 (a)	400,000	465,971
Lebanon — 0.2%
Lebanon Government International Bond
6.000% 1/27/23 (a) (c)	1,640,000	219,301
Mexico — 0.3%
Mexican Bonos
8.500% 5/31/29 MXN (d)	4,700,000	287,888
Mongolia — 1.5%
Development Bank of Mongolia LLC
7.250% 10/23/23 (a)	500,000	536,251
7.250% 10/23/23 (a)	200,000	214,500
Mongolia Government International Bond
5.625% 5/01/23 (a)	400,000	420,000
8.750% 3/09/24 (a)	400,000	464,002
		1,634,753
Morocco — 0.4%
Morocco Government International Bond
3.000% 12/15/32 (a)	400,000	406,508
Nigeria — 1.2%
Nigeria Government International Bond
6.500% 11/28/27 (a)	500,000	538,140

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.143% 2/23/30 (a)	$700,000	$754,250
		1,292,390
Oman — 3.0%
Oman Government International Bond
4.750% 6/15/26 (a)	600,000	599,136
4.750% 6/15/26 (a)	1,050,000	1,048,488
5.375% 3/08/27 (a)	200,000	203,724
5.625% 1/17/28 (a)	400,000	407,613
6.500% 3/08/47 (a)	390,000	382,493
6.750% 10/28/27 (a)	400,000	433,320
6.750% 1/17/48 (a)	300,000	296,784
		3,371,558
Paraguay — 1.1%
Paraguay Government International Bond
4.950% 4/28/31 (a)	400,000	483,504
5.400% 3/30/50 (a)	600,000	758,256
		1,241,760
Philippines — 0.5%
Philippine Government International Bond
2.650% 12/10/45	600,000	607,555
Qatar — 1.9%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	260,550
4.400% 4/16/50 (a)	200,000	260,550
4.817% 3/14/49 (a)	1,200,000	1,637,256
		2,158,356
Romania — 0.5%
Romanian Government International Bond
3.000% 2/14/31 (a)	174,000	186,739
4.000% 2/14/51 (a)	160,000	173,777
4.000% 2/14/51 (a)	200,000	217,221
		577,737
Russia — 2.2%
Russian Foreign Bond
4.375% 3/21/29 (a)	1,600,000	1,866,048
5.250% 6/23/47 (a)	400,000	553,500
		2,419,548
Saudi Arabia — 1.8%
Saudi Government International Bond
2.750% 2/03/32 (a)	500,000	527,480
3.250% 10/26/26 (a)	450,000	498,465
3.750% 1/21/55 (a)	400,000	436,580
5.000% 4/17/49 (a)	400,000	524,220
		1,986,745
Senegal — 1.3%
Senegal Government International Bond

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 3/13/28 EUR (a) (d)	$300,000	$389,529
6.250% 5/23/33 (a)	800,000	896,858
6.250% 5/23/33 (a)	200,000	224,214
		1,510,601
Serbia — 0.2%
Serbia International Bond
2.125% 12/01/30 (a)	200,000	197,660
South Africa — 1.6%
Republic of South Africa Government International Bond
4.850% 9/27/27	800,000	864,224
5.650% 9/27/47	550,000	548,284
6.250% 3/08/41	400,000	432,112
		1,844,620
Sri Lanka — 1.8%
Sri Lanka Government International Bond
5.750% 1/18/22 (a)	500,000	387,150
5.750% 1/18/22 (a)	400,000	309,720
6.125% 6/03/25 (a)	600,000	355,680
6.125% 6/03/25 (a)	200,000	118,560
6.250% 7/27/21 (a)	600,000	516,228
6.825% 7/18/26 (a)	400,000	228,072
6.825% 7/18/26 (a)	200,000	114,036
		2,029,446
Trinidad And Tobago — 0.5%
Trinidad & Tobago Government International Bond
4.500% 6/26/30 (a)	510,000	549,525
Turkey — 3.4%
Turkey Government International Bond
4.250% 4/14/26	850,000	841,930
4.875% 10/09/26	1,200,000	1,212,495
4.875% 4/16/43	650,000	568,100
5.125% 2/17/28	300,000	303,600
6.000% 3/25/27	352,000	373,184
6.000% 1/14/41	350,000	344,785
6.875% 3/17/36	125,000	136,050
		3,780,144
Ukrainian Ssr — 4.4%
Ukraine Government International Bond
0.000% VRN 5/31/40 (a) (e)	115,000	118,306
7.750% 9/01/25 (a)	1,050,000	1,175,979
7.750% 9/01/27 (a)	2,050,000	2,324,495
8.994% 2/01/24 (a)	300,000	339,396
9.750% 11/01/28 (a)	600,000	738,180
9.750% 11/01/28 (a)	200,000	246,060
		4,942,416
United Arab Emirates — 1.2%
Abu Dhabi Government International Bond
3.125% 4/16/30 (a)	250,000	282,300

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Finance Department Government of Sharjah
4.000% 7/28/50 (a)	$200,000	$203,240
4.000% 7/28/50 (a)	800,000	812,960
		1,298,500
Uruguay — 0.2%
Uruguay Government International Bond
5.100% 6/18/50	150,000	209,814
Uzbekistan — 1.0%
Republic of Uzbekistan Bond
4.750% 2/20/24 (a)	400,000	433,400
5.375% 2/20/29 (a)	400,000	464,816
5.375% 2/20/29 (a)	200,000	232,408
		1,130,624
Venezuela — 0.2%
Venezuela Government International Bond
7.750% 10/13/19 (a) (c)	1,000,000	92,000
9.250% 9/15/27 (c)	300,000	27,750
11.750% 10/21/26 (a) (c)	300,000	27,600
12.750% 8/23/22 (a) (c)	255,000	23,460
		170,810
Vietnam — 0.8%
Vietnam Government International Bond
4.800% 11/19/24 (a)	850,000	952,025
Zambia — 0.1%
Zambia Government International Bond
5.375% 9/20/22 (a) (c)	200,000	103,400

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $69,485,487)		72,766,577

U.S. Treasury Obligations — 0.3%
United States — 0.3%
U.S. Treasury Note
2.500% 1/31/21 (f)	275,000	275,491

TOTAL U.S. TREASURY OBLIGATIONS (Cost $277,772)		275,491

TOTAL BONDS & NOTES (Cost $103,837,036)		106,705,338

TOTAL LONG-TERM INVESTMENTS (Cost $103,837,036)		106,705,338

Short-Term Investments — 4.7%

Number of Shares
Mutual Fund — 3.5%
T. Rowe Price Government Reserve Investment Fund	3,961,011	3,961,011

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20,
0.000%, 1/04/21 (g)	$1,039,504	$1,039,504
Sovereign Debt Obligation — 0.3%
Egypt Treasury Bills
11.808% 8/17/21 EGP (d)	5,000,000	294,736

TOTAL SHORT-TERM INVESTMENTS (Cost $5,293,871)		5,295,251

TOTAL INVESTMENTS — 99.9% (Cost $109,130,907) (h)		112,000,589

Other Assets/(Liabilities) — 0.1%		153,726

NET ASSETS — 100.0%		$112,154,315

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $82,709,061 or 73.75% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2020, these securities amounted to a value of $965,011 or 0.86% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(f)	A portion of this security is pledged/held as collateral for open derivatives.
(g)	Maturity value of $1,039,504. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,060,365.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	1/15/21	PEN	970,000	USD	271,253	$(3,293)
Citibank N.A.	1/22/21	INR	19,642,000	USD	262,840	5,454
Goldman Sachs International	1/15/21	USD	266,231	MXN	5,745,000	(22,126)
HSBC Bank USA	2/05/21	CNY	6,991,000	USD	1,045,408	21,351
Morgan Stanley & Co. LLC	3/02/21	BRL	865,000	USD	161,561	4,792
UBS AG	2/19/21	USD	186,366	EUR	157,141	(11,616)
						$(5,438)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	3/22/21	18	$2,485,994	$(588)
U.S. Treasury Note 5 Year	3/31/21	29	3,651,776	6,982
				$6,394

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.000%	Quarterly	Barclays Bank PLC	CCC+*	12/20/25	USD	150,000	$(32,103)	$(35,625)	$3,522
Republic of Argentina	5.000%	Quarterly	Barclays Bank PLC	CCC+*	12/20/25	USD	150,000	(32,103)	(35,625)	3,522
Republic of Argentina	5.000%	Quarterly	Morgan Stanley & Co.LLC	CCC+*	12/20/25	USD	125,000	(26,752)	(30,937)	4,185
Republic of Argentina	5.000%	Quarterly	Morgan Stanley & Co.LLC	CCC+*	12/20/25	USD	125,000	(26,752)	(31,875)	5,123
								$(117,710)	$(134,062)	$16,352

*	Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	U.S. Dollar

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.6%

Common Stock — 98.8%
Basic Materials — 3.2%
Chemicals — 1.9%
Air Liquide SA	10,896	$1,788,346
Covestro AG (a)	41,832	2,580,311
DuPont de Nemours, Inc.	91,526	6,508,414
Linde PLC	78,913	20,794,365
PPG Industries, Inc.	56,054	8,084,108
		39,755,544
Forest Products & Paper — 0.7%
International Paper Co.	265,042	13,177,888

Mining — 0.6%
BHP Group Ltd.	101,416	3,304,021
Freeport-McMoRan, Inc.	221,536	5,764,367
Southern Copper Corp.	52,655	3,428,893
		12,497,281
		65,430,713
Communications — 18.0%
Internet — 17.2%
Airbnb, Inc.Class A (b)	4,176	613,037
Alibaba Group Holding Ltd. Sponsored ADR (b)	93,768	21,822,627
Alphabet, Inc. Class A (b)	15,788	27,670,680
Alphabet, Inc. Class C (b)	40,641	71,198,155
Amazon.com, Inc. (b)	31,463	102,472,789
Booking Holdings, Inc. (b)	2,430	5,412,266
DoorDash, Inc., Class A (b)	3,379	482,352
DoorDash, Inc., Lockup Shares (Acquired 11/12/19-6/17/20, Cost $856,016) (b) (c) (d)	21,160	2,869,561
Facebook, Inc. Class A (b)	177,584	48,508,845
Farfetch Ltd. Class A (b)	61,168	3,903,130
IAC/InterActiveCorp (b)	727	137,657
Match Group, Inc. (b)	54,495	8,239,099
Netflix, Inc. (b)	40,526	21,913,624
Shopify, Inc. Class A (b)	3,821	4,325,181
Snap, Inc. Class A (b)	323,137	16,179,470
Spotify Technology SA (b)	24,181	7,608,793
Tencent Holdings Ltd.	111,300	8,132,382
VeriSign, Inc. (b)	3,685	797,434
Wix.com Ltd. (b)	6,952	1,737,722
		354,024,804

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 0.7%
The Walt Disney Co. (b)	80,759	$14,631,916

Telecommunications — 0.1%
Verizon Communications, Inc.	16,279	956,391
		369,613,111
Consumer, Cyclical — 7.5%
Airlines — 0.0%
Delta Air Lines, Inc.	6,300	253,323

Apparel — 0.5%
NIKE, Inc. Class B	67,056	9,486,412

Auto Manufacturers — 1.4%
Cummins, Inc.	21,803	4,951,461
Ferrari NV	36,670	8,416,498
General Motors Co.	370,057	15,409,174
PACCAR, Inc.	7,488	646,065
		29,423,198
Auto Parts & Equipment — 0.2%
Aptiv PLC	35,795	4,663,730

Entertainment — 0.3%
DraftKings, Inc. Class A (b) (e)	71,248	3,317,307
Live Nation Entertainment, Inc. (b)	33,637	2,471,647
		5,788,954
Home Builders — 0.2%
Lennar Corp. Class A	49,727	3,790,689

Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	69,572	7,740,581
Las Vegas Sands Corp.	73,179	4,361,468
Marriott International, Inc. Class A	31,565	4,164,055
MGM Resorts International	36,661	1,155,188
Wynn Resorts Ltd.	75,036	8,466,312
		25,887,604
Retail — 3.6%
Carvana Co. (b)	25,128	6,019,161
Chipotle Mexican Grill, Inc. (b)	4,884	6,772,692
Costco Wholesale Corp.	1,817	684,609
Dollar Tree, Inc. (b)	6,412	692,753
The Home Depot, Inc.	19,998	5,311,869
JD Health International, Inc. (a) (b)	38,000	735,251
Lululemon Athletica, Inc. (b)	21,375	7,439,141
McDonald's Corp.	41,545	8,914,726
O'Reilly Automotive, Inc. (b)	1,410	638,124
Ross Stores, Inc.	111,504	13,693,806
The TJX Cos., Inc.	124,610	8,509,617

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Yum! Brands, Inc.	134,089	$14,556,702
		73,968,451
		153,262,361
Consumer, Non-cyclical — 15.2%
Agriculture — 0.1%
Philip Morris International, Inc.	13,330	1,103,591

Beverages — 0.3%
The Coca-Cola Co.	95,613	5,243,417
PepsiCo, Inc.	10,436	1,547,659
		6,791,076
Biotechnology — 0.7%
Argenx SE ADR (b)	4,997	1,469,568
Incyte Corp. (b)	39,797	3,461,543
Vertex Pharmaceuticals, Inc. (b)	37,679	8,905,055
		13,836,166
Commercial Services — 3.2%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $ 1,171,890) (b) (c) (d) (f)	208,893	1,817,369
Avalara, Inc. (b)	23,634	3,897,010
Cintas Corp.	20,206	7,142,013
Equifax, Inc.	6,999	1,349,687
Global Payments, Inc.	52,603	11,331,738
PayPal Holdings, Inc. (b)	65,783	15,406,379
S&P Global, Inc.	16,469	5,413,854
StoneCo Ltd. Class A (b)	41,855	3,512,472
TransUnion	69,533	6,899,064
United Rentals, Inc. (b)	34,324	7,960,079
		64,729,665
Cosmetics & Personal Care — 0.0%
Colgate-Palmolive Co.	9,358	800,203
Foods — 0.1%
The Kraft Heinz Co.	46,662	1,617,305
Mondelez International, Inc. Class A	17,869	1,044,800
		2,662,105
Health Care – Products — 5.0%
Align Technology, Inc. (b)	3,879	2,072,860
Avantor, Inc. (b)	84,894	2,389,766
Boston Scientific Corp. (b)	42,934	1,543,477
Danaher Corp.	115,923	25,751,135
Intuitive Surgical, Inc. (b)	17,145	14,026,324
Medtronic PLC	108,512	12,711,096
Stryker Corp.	89,466	21,922,749
Thermo Fisher Scientific, Inc.	46,705	21,754,255
Zimmer Biomet Holdings, Inc.	8,031	1,237,497
		103,409,159

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.6%
Anthem, Inc.	49,951	$16,038,766
Centene Corp. (b)	99,765	5,988,893
HCA Healthcare, Inc.	132,348	21,765,952
Humana, Inc.	9,651	3,959,516
UnitedHealth Group, Inc.	75,544	26,491,770
		74,244,897
Household Products & Wares — 0.1%
Avery Dennison Corp.	12,596	1,953,765

Pharmaceuticals — 2.1%
AbbVie, Inc.	109,221	11,703,030
Bausch Health Cos., Inc. (b)	95,547	1,987,378
Becton Dickinson and Co.	8,517	2,131,124
Cigna Corp.	55,356	11,524,012
Elanco Animal Health, Inc. (b)	177,333	5,438,803
Eli Lilly and Co.	30,330	5,120,917
Johnson & Johnson	31,353	4,934,335
		42,839,599
		312,370,226
Energy — 0.6%
Oil & Gas — 0.2%
EOG Resources, Inc.	55,287	2,757,163
TOTAL SE	49,440	2,132,747
		4,889,910
Pipelines — 0.4%
The Williams Cos., Inc.	389,057	7,800,593
		12,690,503
Financial — 15.0%
Banks — 5.4%
Bank of America Corp.	591,365	17,924,273
The Goldman Sachs Group, Inc.	35,953	9,481,166
JP Morgan Chase & Co.	134,066	17,035,767
Morgan Stanley	695,218	47,643,290
The PNC Financial Services Group, Inc.	68,660	10,230,340
Wells Fargo & Co.	288,714	8,713,388
		111,028,224
Diversified Financial Services — 3.9%
Capital One Financial Corp.	62,181	6,146,592
The Charles Schwab Corp.	206,483	10,951,858
Intercontinental Exchange, Inc.	7,806	899,954
Maplebear, Inc. (non-voting) (Acquired 8/07/20, Cost $14,781) (b) (c) (d) (f)	319	20,735
Maplebear, Inc. (voting) (Acquired 8/07/20, Cost $282,637) (b) (c) (d) (f)	6,100	396,500
Mastercard, Inc. Class A	66,602	23,772,918
Social Finance, Inc. (Acquired 12/30/20, Cost $1,892,577) (b) (c) (d) (f)	102,690	1,892,577
Tradeweb Markets, Inc. Class A	30,463	1,902,414
Visa, Inc. Class A	140,855	30,809,214

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
XP, Inc. Class A (b)	67,689	$2,685,223
		79,477,985
Insurance — 3.4%
American International Group, Inc.	451,387	17,089,512
Chubb Ltd.	86,557	13,322,853
Equitable Holdings, Inc.	493,044	12,616,996
The Hartford Financial Services Group, Inc.	68,639	3,361,938
Marsh & McLennan Cos., Inc.	60,680	7,099,560
MetLife, Inc.	203,711	9,564,231
Principal Financial Group, Inc.	30,631	1,519,604
The Travelers Cos., Inc.	39,083	5,486,081
Willis Towers Watson PLC	3,557	749,389
		70,810,164
Real Estate Investment Trusts (REITS) — 2.3%
American Tower Corp.	3,735	838,358
Digital Realty Trust, Inc.	11,406	1,591,251
Equity Residential	10,300	610,584
Prologis, Inc.	263,747	26,285,026
Sun Communities, Inc.	11,519	1,750,312
Welltower, Inc.	88,864	5,742,392
Weyerhaeuser Co.	285,410	9,569,797
		46,387,720
		307,704,093
Industrial — 11.3%
Aerospace & Defense — 0.4%
Howmet Aerospace, Inc.	21,900	625,026
Teledyne Technologies, Inc. (b)	16,432	6,441,015
		7,066,041
Building Materials — 0.3%
Johnson Controls International PLC	138,470	6,451,317

Electrical Components & Equipment — 0.1%
Schneider Electric SE	17,672	2,556,175

Electronics — 2.5%
Agilent Technologies, Inc.	69,309	8,212,423
Amphenol Corp. Class A	5,426	709,558
Fortive Corp.	80,067	5,670,345
Honeywell International, Inc.	85,393	18,163,091
Hubbell, Inc.	1,906	298,842
Keysight Technologies, Inc. (b)	26,033	3,438,699
Roper Technologies, Inc.	34,103	14,701,462
TE Connectivity Ltd.	3,964	479,922
		51,674,342
Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.	76,384	8,322,801

Environmental Controls — 0.1%
Waste Connections, Inc.	7,893	809,585

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	15,988	$2,854,817

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	82,567	15,028,845

Machinery – Diversified — 1.1%
Deere & Co.	65,930	17,738,467
Rockwell Automation, Inc.	22,363	5,608,864
		23,347,331
Miscellaneous - Manufacturing — 1.4%
General Electric Co.	2,125,034	22,950,367
Parker-Hannifin Corp.	23,644	6,440,862
		29,391,229
Packaging & Containers — 1.4%
Packaging Corp. of America	123,429	17,022,093
WestRock Co.	281,065	12,234,760
		29,256,853
Transportation — 2.7%
FedEx Corp.	65,665	17,047,947
Norfolk Southern Corp.	71,340	16,951,098
Union Pacific Corp.	61,201	12,743,272
United Parcel Service, Inc. Class B	51,019	8,591,600
		55,333,917
		232,093,253
Technology — 24.0%
Computers — 3.1%
Accenture PLC Class A	2,570	671,310
Apple, Inc.	446,528	59,249,800
Crowdstrike Holdings, Inc. Class A (b)	17,648	3,738,199
		63,659,309
Semiconductors — 8.4%
Advanced Micro Devices, Inc. (b)	124,683	11,434,678
Analog Devices, Inc.	56,158	8,296,221
Applied Materials, Inc.	248,703	21,463,069
ASML Holding NV	38,137	18,600,178
Broadcom, Inc.	38,168	16,711,859
Lam Research Corp.	12,246	5,783,419
Marvell Technology Group Ltd.	118,243	5,621,272
Micron Technology, Inc. (b)	144,668	10,876,140
NVIDIA Corp.	30,405	15,877,491
NXP Semiconductor NV	104,519	16,619,566
QUALCOMM, Inc.	192,751	29,363,687
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	56,411	6,151,056
Texas Instruments, Inc.	42,148	6,917,751
		173,716,387

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 12.5%
Adobe, Inc. (b)	10,884	$5,443,306
Black Knight, Inc. (b)	27,974	2,471,503
Broadridge Financial Solutions, Inc.	4,613	706,712
Citrix Systems, Inc.	20,771	2,702,307
Coupa Software, Inc. (b)	4,738	1,605,756
Datadog, Inc. Class A (b)	53,894	5,305,325
Epic Games, Inc., (Acquired 6/18/20, Cost $1,520,875) (b) (c) (d) (f)	2,645	1,520,875
Fidelity National Information Services, Inc.	83,924	11,871,889
Fiserv, Inc. (b)	154,516	17,593,192
Intuit, Inc.	40,349	15,326,568
Microsoft Corp.	494,963	110,089,670
MSCI, Inc.	5,786	2,583,622
Paycom Software, Inc. (b)	12,035	5,442,829
salesforce.com, Inc. (b)	86,624	19,276,439
Sea Ltd. ADR (b)	82,955	16,512,193
ServiceNow, Inc. (b)	21,878	12,042,307
Slack Technologies, Inc. Class A (b)	135,515	5,724,154
Snowflake, Inc. Class A (b) (e)	3,085	868,119
Snowflake, Inc., Class B, Lockup Shares (Acquired 3/17/20, Cost $69,933) (b) (c) (d)	1,803	481,996
Splunk, Inc. (b)	54,857	9,319,656
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (b) (c) (d) (f)	18,846	295,694
Synopsys, Inc. (b)	23,373	6,059,216
UiPath, Inc., Class A (Acquired 12/11/20, Cost $234,193) (b) (c) (d) (f)	8,050	234,193
Workday, Inc. Class A (b)	12,997	3,114,211
		256,591,732
		493,967,428
Utilities — 4.0%
Electric — 4.0%
AES Corp.	167,834	3,944,099
Ameren Corp.	90,646	7,075,827
Dominion Energy, Inc.	16,182	1,216,886
Entergy Corp.	33,296	3,324,273
FirstEnergy Corp.	43,867	1,342,769
NextEra Energy, Inc.	397,500	30,667,125
Public Service Enterprise Group, Inc.	130,792	7,625,173
Sempra Energy	141,053	17,971,563
The Southern Co.	152,390	9,361,318
		82,529,033
		82,529,033
TOTAL COMMON STOCK (Cost $1,489,814,908)		2,029,660,721

Preferred Stock — 0.8%

Consumer, Cyclical — 0.6%
Auto Manufacturers — 0.5%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $ 439,191) (b) (c) (d) (f)	47,530	934,286
Nuro, Inc., Series C (Acquired 10/30/20, Cost $814,646) (b) (c) (d) (f)	62,403	814,646

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $2,157,599) (b) (c) (d) (f)	200,819	$3,189,006
Rivian Automotive, Inc., Series E, (Acquired 7/10/20, Cost $4,935,331) (b) (c) (d) (f)	318,614	5,059,590
Waymo LLC, Series A- 2 (Acquired 5/08/20, Cost $748,934) (b) (c) (d) (f)	8,722	748,934
		10,746,462
Auto Parts & Equipment — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $ 921,625) (b) (c) (d) (f)	50,500	921,625
Financial — 0.0%
Diversified Financial Services — 0.0%
Maplebear, Inc., Series A (Acquired 11/18/20, Cost $53,081) (b) (c) (d) (f)	870	56,550
Maplebear, Inc., Series G (Acquired 7/02/20, Cost $599,129) (b) (c) (d) (f)	12,458	809,770
		866,320
		866,320
Technology — 0.1%
Software — 0.1%
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (b) (c) (d) (f)	18,286	1,092,516
UiPath, Inc., Series D-1 (Acquired 4/26/19, Cost $ 702,388) (b) (c) (d) (f)	53,547	1,557,805
UiPath, Inc., Series D-2 (Acquired 4/26/19, Cost $ 117,937) (b) (c) (d) (f)	8,991	261,569
UiPath, Inc., Series E (Acquired 7/09/20, Cost $31,888) (b) (c) (d) (f)	1,715	49,893
		2,961,783
		2,961,783
Utilities — 0.1%

Electric — 0.1%
The Southern Co. Convertible 6.750%	25,817	1,339,903

TOTAL PREFERRED STOCK (Cost $13,928,056)		16,836,093

TOTAL EQUITIES (Cost $1,503,742,964)		2,046,496,814

Mutual Funds — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (g)	877,262	877,262

TOTAL MUTUAL FUNDS (Cost $877,262)		877,262

TOTAL LONG-TERM INVESTMENTS (Cost $1,504,620,226)		2,047,374,076

Short-Term Investments — 1.2%

Mutual Fund — 1.2%
T. Rowe Price Government Reserve Investment Fund	23,781,088	23,781,088

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (h)	$1,000,000	$1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $24,781,088)		24,781,088

TOTAL INVESTMENTS — 100.8% (Cost $1,529,401,314) (i)		2,072,155,164

Other Assets/(Liabilities) — (0.8)%		(17,430,310)

NET ASSETS — 100.0%		$2,054,724,854

Abbreviation Legend
ADR American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $3,315,562 or 0.16% of net assets.
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $25,025,690 or 1.22% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2020, these securities amounted to a value of $25,025,690 or 1.22% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $1,229,035 or 0.06% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $397,683 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,000,000. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,020,012.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.9%

Corporate Debt — 5.1%
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
3.200% 1/15/21	$200,000	$200,100
3.336% 3/18/21	200,000	200,500
3.470% 4/05/21	245,000	245,000
General Motors Financial Co., Inc.
3.200% 7/06/21	220,000	222,366
Hyundai Capital America
1.150% 11/10/22 (a)	160,000	160,173
1.250% 9/18/23 (a)	285,000	288,378
2.450% 6/15/21 (a)	170,000	171,341
Nissan Motor Co. Ltd.
3.043% 9/15/23 (a)	200,000	209,119
Volkswagen Group of America Finance LLC
0.875% 11/22/23 (a)	260,000	261,465
		1,958,442
Building Materials — 0.1%
Vulcan Materials Co. 3 mo. USD LIBOR + .650%
0.875% FRN 3/01/21	240,000	240,102
Chemicals — 0.1%
Syngenta Finance NV
3.933% 4/23/21 (a)	200,000	201,342
Commercial Services — 0.2%
Adani Ports & Special Economic Zone Ltd.
3.950% 1/19/22 (a)	200,000	204,466
HPHT Finance 17 Ltd.
2.750% 9/11/22 (a)	200,000	204,904
		409,370
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450% 12/16/21	350,000	360,458
Air Lease Corp.
3.500% 1/15/22	455,000	468,245
Ally Financial, Inc.
1.450% 10/02/23	160,000	163,331
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	115,000	123,897
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	425,000	446,042
		1,561,973

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.6%
Abu Dhabi National Energy Co. PJSC
3.875% 5/06/24 (a)	$200,000	$217,640
Consorcio Transmantaro SA
4.375% 5/07/23 (a)	300,000	318,003
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.500% 11/22/21 (a)	450,000	468,900
State Grid Overseas Investment 2016 Ltd.
2.125% 5/18/21 (a)	200,000	200,954
		1,205,497
Insurance — 0.2%
Willis Towers Watson PLC
5.750% 3/15/21	315,000	318,172
Iron & Steel — 0.2%
POSCO
2.375% 1/17/23 (a)	200,000	206,110
4.000% 8/01/23 (a)	230,000	248,008
		454,118
Oil & Gas — 1.0%
Bharat Petroleum Corp. Ltd.
4.375% 1/24/22 (a)	400,000	409,496
CNOOC Finance 2011 Ltd.
4.250% 1/26/21 (a)	200,000	200,364
Ecopetrol SA
5.875% 9/18/23	475,000	530,342
Pertamina Persero PT
4.300% 5/20/23 (a)	250,000	268,125
4.875% 5/03/22 (a)	200,000	210,202
Phillips 66 3 mo. USD LIBOR + .600%
0.833% FRN 2/26/21	105,000	105,012
Saudi Arabian Oil Co.
1.250% 11/24/23 (a)	200,000	202,574
		1,926,115
Pipelines — 0.5%
Energy Transfer Operating LP
4.250% 3/15/23	582,000	618,466
Gray Oak Pipeline LLC
2.000% 9/15/23 (a)	30,000	30,467
Plains All American Pipeline LP/PAA Finance Corp.
3.850% 10/15/23	215,000	229,882
		878,815
Real Estate — 0.1%
Vanke Real Estate Hong Kong Co. Ltd.
4.150% 4/18/23 (a)	250,000	263,548
Semiconductors — 0.1%
Microchip Technology, Inc.
3.922% 6/01/21	120,000	121,704
Trucking & Leasing — 0.2%

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SMBC Aviation Capital Finance DAC
3.000% 7/15/22 (a)	$370,000	$379,741

TOTAL CORPORATE DEBT (Cost $9,567,291)		9,918,939

Municipal Obligations — 0.7%
City & County of Denver Co. Airport System Revenue
Revenue Bond, 0.877% 11/15/23	20,000	20,066
Revenue Bond, 1.115% 11/15/24	30,000	30,149
City of Atlanta GA Water & Wastewater Revenue
Revenue Bond, 0.191% 11/01/21	15,000	14,996
Revenue Bond, 0.271% 11/01/22	15,000	15,010
Revenue Bond, 0.407% 11/01/23	15,000	15,037
Revenue Bond, 0.616% 11/01/24	15,000	15,060
County of Montgomery MD, General Obligation,
4.000% 11/01/31	135,000	179,398
Dallas Area Rapid Transit
Revenue Bond, 0.247% 6/01/21	10,000	10,002
Revenue Bond, 0.297% 12/01/21	20,000	20,014
Revenue Bond, 0.397% 12/01/22	15,000	15,037
Revenue Bond, 0.541% 12/01/23	10,000	10,060
Revenue Bond, 0.761% 12/01/24	10,000	10,090
New York Transportation Development Corp.
Revenue Bond, 1.360% 12/01/21	20,000	20,013
Revenue Bond, 1.610% 12/01/22	15,000	15,032
Oklahoma Turnpike Authority, Revenue Bond,
0.491% 1/01/22	30,000	30,038
State of Hawaii, General Obligation,
0.571% 10/01/23	210,000	211,413
State of Illinois, General Obligation,
2.840% 10/01/23	485,000	479,389
Tobacco Settlement Finance Authority
Revenue Bond, 0.797% 6/01/21	55,000	55,018
Revenue Bond, 0.947% 6/01/22	30,000	30,023
Revenue Bond, 1.193% 6/01/23	50,000	50,217
Revenue Bond, 1.497% 6/01/24	65,000	65,219

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,316,799)		1,311,281

Non-U.S. Government Agency Obligations — 7.3%
Automobile Asset-Backed Securities — 0.6%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C, 1.060% 8/18/26	120,000	120,159
Series 2016-4, Class C, 2.410% 7/08/22	30,683	30,714
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970% 3/20/24 (a)	310,000	320,166
Exeter Automobile Receivables Trust, Series 2020-1A, Class B
2.260% 4/15/24 (a)	150,000	151,441
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010% 1/15/26	195,000	195,669
Santander Retail Auto Lease Trust
Series 2019-C, Class C, 2.390% 11/20/23 (a)	230,000	232,668
Series 2019-B, Class C, 2.770% 8/21/23 (a)	170,000	174,149
		1,224,966

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

December 31, 2020 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 0.5%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600%
1.759% FRN 4/15/34 (a)	$210,000	$198,462
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	269,119
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	107,595
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C
3.750% 12/10/36 (a)	295,000	301,779
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589%
1.747% FRN 4/15/32 (a)	100,000	92,457
		969,412
Other Asset-Backed Securities — 1.6%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3 mo. USD LIBOR + 1.050%
1.274% FRN 11/20/28 (a)	250,000	249,876
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	67,072	67,992
CIFC Funding Ltd., Series 2015-4A, Class A1R, 3 mo. USD LIBOR + 1.150%
1.368% FRN 10/20/27 (a)	250,000	250,017
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (a)	398,993	397,329
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD LIBOR + 1.200%
1.455% FRN 1/25/32 (a)	250,000	250,134
MVW Owner Trust
Series 2017-1A, Class A, 2.420% 12/20/34 (a)	14,928	15,207
Series 2018-1A, Class A, 3.450% 1/21/36 (a)	129,070	133,957
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R, 3 mo. USD LIBOR + 1.000%
1.237% FRN 7/15/27 (a)	250,000	247,563
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170%
1.388% FRN 10/17/29 (a)	248,048	247,748
Reese Park CLO Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.320%
1.561% FRN 10/15/32 (a)	490,000	490,736
Sierra Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	97,325	99,368
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (b)	156,249	160,837
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (b)	173,304	181,229
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (b)	136,266	142,642
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (b)	76,816	78,739
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (b)	81,695	86,961
		3,100,335
Student Loans Asset-Backed Securities — 0.5%
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A
2.400% 10/15/68 (a)	309,310	316,389
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	189,361	192,810
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	320,730	332,509
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	110,934	115,143
		956,851

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 4.1%
Angel Oak Mortgage Trust, Series 2019-2, Class A1,
3.628% VRN 3/25/49 (a) (b)	$101,901	$104,674
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1,
2.720% VRN 7/25/49 (a) (b)	148,563	151,479
COLT Mortgage Loan Trust, Series 2019-2, Class A1,
3.337% VRN 5/25/49 (a) (b)	70,720	71,786
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1,
3.558% VRN 4/25/59 (a) (b)	67,806	68,857
Ellington Financial Mortgage Trust, Series 2019-2, Class A1,
2.739% VRN 11/25/59 (a) (b)	267,735	272,459
FWD Securitization Trust, Series 2020-INV1, Class A3,
2.440% VRN 1/25/50 (a) (b)	175,002	176,422
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, 2.617% VRN 1/25/60 (a) (b)	154,702	156,185
Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (b)	256,162	262,477
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (a) (b)	116,115	115,747
Series 2018-2, Class A31, 4.500% VRN 10/25/58 (a) (b)	146,676	152,039
GMRF Mortgage Acquisition Co., Series 2019-1, Class A42,
4.000% VRN 2/25/59 (a) (b)	34,490	34,760
Homeward Opportunities Fund I Trust
Series 2019-2, Class A3, 3.007% VRN 9/25/59 (a) (b)	380,913	387,493
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (a) (b)	131,769	133,452
Series 2018-1, Class A1, 3.766% VRN 6/25/48 (a) (b)	108,461	113,246
JP Morgan Mortgage Trust
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (a) (b)	76,024	79,045
Series 2020-LTV1, Class A4, 3.500% VRN 6/25/50 (a) (b)	320,872	327,415
Metlife Securitization Trust, Series 2018-1A, Class A,
3.750% VRN 3/25/57 (a) (b)	162,538	176,376
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (a) (b)	171,509	174,656
Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (b)	129,424	131,401
Series 2019-NQM2, Class A1, 3.600% VRN 4/25/49 (a) (b)	87,246	87,827
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 0.898% FRN 2/25/60 (a)	74,105	73,875
Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 1.048% FRN 10/25/59 (a)	163,987	164,035
Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 1.248% FRN 10/25/59 (a)	92,085	92,626
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (b)	110,449	112,897
Series 2020-EXP1, Class 1A9, 3.500% VRN 2/25/60 (a) (b)	143,846	147,884
Series 2019-EXP1, Class 1A3, 4.000% VRN 1/25/59 (a) (b)	314,635	325,448
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (b)	268,554	275,431
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	147,856	151,507
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	269,167	278,057
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	47,772	49,211
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (b)	54,135	55,389
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	39,117	40,261
SG Residential Mortgage Trust, Series 2019-3, Class A3,
3.082% VRN 9/25/59 (a) (b)	124,106	124,494
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, 2.562% VRN 2/25/50 (a) (b)	120,236	120,966
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (b)	203,164	206,867
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (a) (b)	79,387	80,578
Series 2019-IMC1, Class A2, 3.651% VRN 2/25/49 (a) (b)	153,352	156,763
Verus Securitization Trust
Series 2020-1, Class A1, 2.417% STEP 1/25/60 (a)	383,741	392,577

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1, Class A3, 2.724% STEP 1/25/60 (a)	$199,458	$203,590
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	431,248	439,912
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (a)	276,727	280,328
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (b)	445,586	459,944
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (a) (b)	88,470	89,054
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (a) (b)	85,808	86,764
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (a) (b)	69,935	70,892
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	120,631	122,326
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (a) (b)	107,968	112,019
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (a) (b)	153,627	156,099
		8,047,590
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,078,597)		14,299,154

U.S. Government Agency Obligations and Instrumentalities — 6.5%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	152,624	165,307
Pass-Through Securities — 4.6%
Federal National Mortgage Association Pool #CA7603 2.500% 11/01/50	1,484,196	1,565,832
Government National Mortgage Association II TBA
2.500% 3/01/50 (c)	985,000	1,042,561
3.000% 8/01/49 (c)	2,165,000	2,265,300
Uniform Mortgage Backed Securities TBA
2.500% 12/01/49 (c)	2,585,000	2,725,156
3.000% 7/01/49 (c)	1,430,000	1,498,372
		9,097,221
Whole Loans — 1.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA1, Class M1, 1 mo. USD LIBOR + .700% 0.848% FRN 1/25/50 (a)	25,659	25,649
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.898% FRN 3/25/30	60,683	60,683
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.898% FRN 9/25/48 (a)	531	531
Series 2020-HQA1, Class M1, 1 mo. USD LIBOR + .750% 0.898% FRN 1/25/50 (a)	55,749	55,736
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + .750% 0.898% FRN 2/25/50 (a)	93,605	93,643
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 0.948% FRN 12/25/30 (a)	36,104	36,098
Series 2018-DNA3, Class M2AS, 1 mo. USD LIBOR + .900%, 1.048% FRN 9/25/48 (a)	140,000	139,104
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950%, 1.098% FRN 12/25/30 (a)	80,000	79,271
Series 2020-HQA5, Class M1, SOFR30A + 1.100% 1.182% FRN 11/25/50 (a)	200,000	200,319
Series 2020-HQA2, Class M1, 1 mo. USD LIBOR + 1.100% 1.248% FRN 3/25/50 (a)	160,187	160,322
Series 2017-DNA2, Class M1, 1 mo. USD LIBOR + 1.200% 1.348% FRN 10/25/29	62,886	62,976
Federal National Mortgage Association Connecticut Avenue Securities Trust

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850%, 0.998% FRN 7/25/30	$274,053	$269,176
Series 2018-C03, Class 1EB2, 1 mo. USD LIBOR + .850%, 0.998% FRN 10/25/30	440,000	428,376
Series 2018-C03, Class 1ED2, 1 mo. USD LIBOR + .850%, 0.998% FRN 10/25/30	338,622	331,089
Series 2018-C02, Class 2EB2, 1 mo. USD LIBOR + .900%, 1.048% FRN 8/25/30	129,352	126,120
Series 2018-C02, Class 2ED2, 1 mo. USD LIBOR + .900%, 1.048% FRN 8/25/30	297,031	289,993
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.248% FRN 11/25/29	377,506	368,822
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 1.348% FRN 1/25/30	237,135	233,320
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.498% FRN 9/25/29	353,272	344,908
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 1.650%, 2.798% FRN 2/25/30	205,000	206,184
		3,512,320
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,786,837)		12,774,848

U.S. Treasury Obligations — 80.3%
U.S. Treasury Bonds & Notes — 80.3%
U.S. Treasury Inflation Index
0.125% 4/15/22	17,582,921	17,951,750
0.125% 7/15/24	4,616,838	4,943,142
0.125% 4/15/25	37,417,845	40,251,467
0.125% 10/15/25	4,389,351	4,772,333
0.125% 7/15/30	4,849,347	5,439,351
0.250% 1/15/25	13,089,301	14,123,492
0.375% 7/15/23	3,188,808	3,377,894
0.375% 7/15/25	10,855,926	11,922,719
0.500% 4/15/24	7,473,895	8,011,081
0.625% 4/15/23	12,369,704	13,024,429
0.625% 1/15/24 (d)	23,124,939	24,818,058
0.625% 1/15/26	4,414,044	4,926,774
U.S. Treasury Note
0.875% 11/15/30	4,200,000	4,185,823
		157,748,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $152,048,533)		157,748,313

TOTAL BONDS & NOTES (Cost $189,798,057)		196,052,535

TOTAL LONG-TERM INVESTMENTS (Cost $189,798,057)		196,052,535

Number of Shares
Short-Term Investments — 5.1%
Mutual Fund — 4.7%
T. Rowe Price Government Reserve Investment Fund	9,206,574	9,206,574

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (e)	$817,094	$817,094

TOTAL SHORT-TERM INVESTMENTS (Cost $10,023,668)		10,023,668

TOTAL INVESTMENTS — 105.0% (Cost $199,821,725) (f)		206,076,203

Other Assets/(Liabilities) — (5.0)%		(9,732,989)

NET ASSETS — 100.0%		$196,343,214

Abbreviation Legend
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $20,261,830 or 10.32% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	A portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $817,094. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $833,529.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/22/21	AUD	180,000	USD	131,505	$7,295
Bank of America N.A.	1/22/21	USD	135,460	AUD	180,000	(3,340)
Bank of America N.A.	1/22/21	USD	135,471	NOK	1,180,000	(2,150)
Bank of America N.A.	2/19/21	USD	135,213	SEK	1,120,000	(984)
Goldman Sachs International	1/22/21	NOK	1,180,000	USD	130,114	7,507
Goldman Sachs International	1/22/21	NZD	190,000	USD	130,918	5,802
Goldman Sachs International	2/19/21	SEK	1,120,000	USD	129,982	6,215
Goldman Sachs International	2/19/21	USD	133,287	GBP	100,000	(3,506)
Morgan Stanley & Co. LLC	1/22/21	USD	132,022	CAD	170,000	(1,542)
Morgan Stanley & Co. LLC	1/22/21	USD	133,777	NZD	190,000	(2,943)
Morgan Stanley & Co. LLC	2/19/21	USD	134,429	EUR	110,000	(94)
UBS AG	1/22/21	CAD	170,000	USD	129,828	3,736
UBS AG	2/19/21	GBP	100,000	USD	132,615	4,178
UBS AG	2/19/21	EUR	110,000	USD	130,888	3,635
						$23,809

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	3/31/21	148	$32,673,522	$31,009
Short
U.S. Treasury Long Bond	3/22/21	1	$(175,405)	$2,217
U.S. Treasury Note 10 Year	3/22/21	54	(7,457,408)	1,189
U.S. Treasury Ultra 10 Year	3/22/21	60	(9,438,961)	57,398
U.S. Treasury Note 5 Year	3/31/21	3	(377,738)	(754)
				$60,050

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.17%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/21	USD	7,500,000	$(81,970)	$—	$(81,970)
Fixed 2.21%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/03/21	USD	1,875,000	(36,280)	—	(36,280)
Fixed 1.53%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/15/21	USD	2,430,324	(139)	—	(139)
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/23/21	USD	666,250	1,559	—	1,559
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/23/21	USD	717,500	1,716	—	1,716
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/23	USD	3,638,000	11,527	—	11,527
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/21	USD	1,950,000	(3,394)	—	(3,394)
Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/22	USD	1,250,000	2,124	—	2,124
Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	12/16/22	USD	2,800,000	2,751	—	2,751

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.48%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	8/16/21	USD	1,619,676	1,574	—	1,574
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	8/26/21	USD	666,250	1,622	—	1,622
Fixed 1.38%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/21	USD	3,416,115	14,125	—	14,125
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/09/21	USD	3,416,115	12,272	—	12,272
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/09/21	USD	3,417,770	12,278	—	12,278
Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/22	USD	3,420,000	33,467	—	33,467
Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	16,145	—	16,145
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	16,092	—	16,092
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/18/23	USD	1,311,000	4,286	—	4,286
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/18/23	USD	1,789,000	5,654	—	5,654
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/20/23	USD	2,867,000	9,841	—	9,841
Fixed 1.49%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/26/23	USD	2,061,000	13,584	—	13,584
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	8/09/21	USD	7,101,000	9,243	—	9,243
Fixed 1.61%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	2/21/23	USD	2,993,000	9,020	—	9,020
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	HSBC Bank USA	2/25/23	USD	2,241,000	9,376	—	9,376
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG	6/05/23	USD	1,700,000	(41,634)	—	(41,634)
								$24,839	$—	$24,839

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.0%

Common Stock — 95.7%
Australia — 9.1%
ALS Ltd.	23,207	$172,082
BHP Group Ltd.	175,588	5,720,463
BlueScope Steel Ltd.	12,738	172,119
Evolution Mining Ltd.	57,643	219,062
Fortescue Metals Group Ltd.	40,822	738,075
Goodman Group	23,810	347,323
IGO Ltd.	90,142	443,872
Mirvac Group	180,519	367,808
Newcrest Mining Ltd.	27,139	540,636
Northern Star Resources Ltd.	103,514	1,001,590
OZ Minerals Ltd.	20,997	305,916
Perseus Mining Ltd. (a)	185,423	183,823
Regis Resources Ltd.	3,723	10,647
Saracen Mineral Holdings Ltd. (a)	11,472	42,173
South32 Ltd.	272,525	519,640
		10,785,229
Austria — 0.1%
voestalpine AG	3,876	139,415
Bermuda — 0.2%
Hongkong Land Holdings Ltd.	62,900	259,844
Brazil — 1.4%
Cia Siderurgica Nacional SA	30,000	179,887
Vale SA	90,457	1,511,145
		1,691,032
Canada — 8.5%
Agnico Eagle Mines Ltd.	9,340	657,373
Alamos Gold, Inc. Class A	6,141	53,647
B2Gold Corp.	30,622	171,526
Barrick Gold Corp.	67,325	1,533,840
Canadian Apartment Properties	7,423	291,520
Centerra Gold, Inc.	3,457	40,032
Enbridge, Inc.	10,537	337,079
Enerflex Ltd.	24,000	123,686
ERO Copper Corp. (a)	22,147	355,285
First Quantum Minerals Ltd.	15,554	279,212
Franco-Nevada Corp.	8,904	1,116,410
Kinross Gold Corp.	51,037	374,488
Kirkland Lake Gold Ltd.	21,236	877,534
Lundin Mining Corp.	63,456	563,322
Osisko Gold Royalties Ltd. (b)	2,960	37,509
Pan American Silver Corp.	6,887	237,520
Parex Resources, Inc. (a)	12,259	168,731

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sandstorm Gold Ltd. (a)	4,943	$35,415
SSR Mining, Inc. (a)	9,337	187,488
Summit Industrial Income REIT	43,125	462,453
TC Energy Corp.	7,989	325,312
Teck Resources Ltd. Class B	11,651	211,466
Torex Gold Resources, Inc. (a)	1,516	22,736
Toromont Industries Ltd.	1,500	105,114
Wesdome Gold Mines Ltd. (a)	37,000	308,697
West Fraser Timber Co. Ltd. (b)	3,823	245,616
Wheaton Precious Metals Corp.	17,881	746,762
Yamana Gold, Inc.	40,699	232,447
		10,102,220
Cayman Islands — 0.2%
Bluescape Opportunities Acquisition Corp. (a)	7,982	89,079
China Resources Mixc Lifestyle Services Ltd. (a) (c)	12,600	58,429
Endeavour Mining Corp. (a)	2,365	55,033
GDS Holdings Ltd. (a)	7,196	83,865
		286,406
China — 0.4%
China Molybdenum Co. Ltd. Class H	195,000	127,377
Zijin Mining Group Co. Ltd. Class H	296,000	333,030
		460,407
Finland — 0.9%
Kojamo OYJ	17,457	385,206
Metso Outotec OYJ	16,677	167,004
Stora Enso OYJ Class R	11,395	217,628
UPM-Kymmene OYJ	8,653	321,933
		1,091,771
France — 2.2%
Air Liquide SA	2,276	373,557
Gecina SA	1,269	195,956
Schneider Electric SE	1,653	239,099
TOTAL SE	36,958	1,594,297
Verallia SA (c)	5,023	178,510
		2,581,419
Germany — 0.6%
Covestro AG (c)	2,963	182,766
Deutsche Wohnen SE	10,516	561,375
		744,141
Hong Kong — 0.9%
Hang Lung Properties Ltd.	171,000	452,586
Sun Hung Kai Properties Ltd.	50,500	651,969
		1,104,555
India — 0.5%
Hindalco Industries Ltd.	31,002	101,863
JSW Steel Ltd.	25,672	136,056

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tata Steel Ltd.	19,988	$176,410
Vedanta Ltd.	85,416	187,546
		601,875
Ireland — 0.9%
Linde PLC	3,817	1,005,818
Italy — 0.1%
Terna Rete Elettrica Nazionale SpA	19,182	146,353
Japan — 3.1%
Heiwa Real Estate Co. Ltd.	6,300	227,949
Hitachi Metals Ltd.	9,000	137,097
Hoshino Resorts REIT, Inc. (b)	32	156,190
Industrial & Infrastructure Fund Investment Corp.	173	319,402
Japan Retail Fund Investment Corp.	171	311,845
JFE Holdings, Inc. (a)	14,600	140,210
Mitsubishi Estate Co. Ltd.	4,100	66,212
Mitsui Fudosan Co. Ltd.	33,900	714,540
Mitsui Fudosan Logistics Park, Inc.	66	334,334
Nippon Accommodations Fund, Inc.	55	309,058
Nippon Steel Corp. (a)	28,300	367,045
Shin-Etsu Chemical Co. Ltd.	1,500	262,595
Sumitomo Metal Mining Co. Ltd.	6,100	271,191
		3,617,668
Luxembourg — 0.8%
ArcelorMittal SA (a)	19,682	451,674
Shurgard Self Storage SA	5,206	225,837
Tenaris SA	31,975	258,311
		935,822
Mexico — 0.5%
Grupo Mexico SAB de CV Series B	75,400	319,757
Industrias Penoles SAB de CV	12,931	219,833
		539,590
Netherlands — 0.7%
Akzo Nobel NV	3,114	334,504
Koninklijke DSM NV	2,643	455,299
		789,803
Norway — 1.4%
Aker BP ASA	7,320	184,523
Borregaard ASA	9,994	165,351
Equinor ASA	37,922	629,226
Norsk Hydro ASA	110,789	511,162
TGS Nopec Geophysical Co. ASA	10,143	154,854
		1,645,116
Peru — 0.1%
Cia de Minas Buenaventura SA Sponsored ADR	8,764	106,833

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Poland — 0.2%
KGHM Polska Miedz SA (a)	3,457	$169,461
Portugal — 0.5%
Galp Energia SGPS SA	58,218	622,764
Republic of Korea — 0.5%
POSCO	2,366	592,881
Russia — 0.9%
Alrosa PJSC	167,260	223,425
MMC Norilsk Nickel PJSC	1,704	547,287
Polyus PJSC	1,338	276,077
		1,046,789
Singapore — 0.5%
Frasers Centrepoint Trust	160,500	298,497
Mapletree Industrial Trust	131,400	287,523
		586,020
South Africa — 2.2%
Anglo Platinum Ltd.	4,057	395,625
AngloGold Ashanti Ltd.	19,130	437,324
Gold Fields Ltd.	41,492	384,828
Harmony Gold Mining Co. Ltd. Sponsored ADR (a) (b)	8,514	39,846
Impala Platinum Holdings Ltd.	47,830	657,762
Northam Platinum Ltd. (a)	25,567	365,249
Sibanye Stillwater Ltd.	81,165	326,845
		2,607,479
Spain — 0.6%
Iberdrola SA	14,954	213,865
Inmobiliaria Colonial SA	30,100	295,349
Vidrala SA	1,510	175,289
		684,503
Sweden — 2.6%
Atlas Copco AB Class B	4,924	221,221
Boliden AB	39,454	1,396,193
Epiroc AB Class B	19,477	329,955
Fabege AB	20,010	314,419
Lundin Energy AB	13,790	372,375
Sandvik AB (a)	6,665	162,921
Svenska Cellulosa AB Class B (a)	16,703	291,312
		3,088,396
Switzerland — 0.4%
Bucher Industries AG	442	201,827
PSP Swiss Property AG Registered	2,153	287,901
		489,728
Taiwan — 0.4%
China Steel Corp.	501,000	440,440

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Kingdom — 7.2%
Anglo American PLC	31,525	$1,050,013
Antofagasta PLC	9,877	194,687
Centamin PLC	24,795	41,513
Croda International PLC	4,240	383,067
Derwent London PLC	11,070	469,125
DS Smith PLC (a)	52,039	267,902
Fresnillo PLC	10,979	169,841
Glencore PLC (a)	261,076	832,806
Grainger PLC	45,662	177,223
Great Portland Estates PLC	41,496	379,395
Mondi PLC	22,427	529,318
Polymetal International PLC	11,257	265,072
Rio Tinto PLC	36,486	2,730,025
Shaftesbury PLC (b)	11,423	88,342
The UNITE Group PLC (a)	36,874	527,318
The Weir Group PLC (a)	14,272	388,747
		8,494,394
United States — 47.1%
Acadia Realty Trust	65,764	933,191
AGCO Corp.	2,800	288,652
Agree Realty Corp.	346	23,037
Air Products & Chemicals, Inc.	2,748	750,809
Alexander & Baldwin, Inc.	4,467	76,743
Alexandria Real Estate Equities, Inc.	8,482	1,511,662
Ameren Corp.	4,103	320,280
American Campus Communities, Inc.	22,155	947,569
Apartment Income REIT Corp. (a)	7,757	297,946
Apple Hospitality REIT, Inc.	44,127	569,680
Array Technologies, Inc. (a)	8,806	379,891
AvalonBay Communities, Inc.	9,794	1,571,251
Avery Dennison Corp.	2,078	322,319
Ball Corp.	4,308	401,419
Cactus, Inc. Class A	7,244	188,851
Camden Property Trust	17,845	1,783,072
Caterpillar, Inc.	2,363	430,113
Celanese Corp.	1,250	162,425
CF Industries Holdings, Inc.	9,099	352,222
ChampionX Corp. (a)	11,797	180,494
Chevron Corp.	7,493	632,784
CMC Materials, Inc.	911	137,834
Concho Resources, Inc.	11,047	644,592
ConocoPhillips	9,371	374,746
Crown Holdings, Inc. (a)	2,329	233,366
CubeSmart	33,689	1,132,287
CyrusOne, Inc.	2,608	190,775
Deere & Co.	1,411	379,630
Devon Energy Corp.	16,972	268,327
Digital Realty Trust, Inc.	7,312	1,020,097
Domtar Corp.	7,194	227,690
Douglas Emmett, Inc.	34,346	1,002,216
DTE Energy Co.	1,270	154,191
EastGroup Properties, Inc.	3,684	508,613
Emerson Electric Co.	2,100	168,777
Entegris, Inc.	3,884	373,252
Entergy Corp.	2,438	243,410

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	15,915	$793,681
EPR Properties	441	14,333
Equinix, Inc.	3,715	2,653,179
Equity LifeStyle Properties, Inc.	19,885	1,259,914
Equity Residential	26,189	1,552,484
Essex Property Trust, Inc.	6,637	1,575,757
Federal Realty Investment Trust	4,191	356,738
Freeport-McMoRan, Inc.	38,529	1,002,525
Graphic Packaging Holding Co.	10,060	170,416
Halliburton Co.	11,167	211,056
Healthcare Realty Trust, Inc.	23,728	702,349
Healthcare Trust of America, Inc. Class A	19,978	550,194
Hess Corp.	3,800	200,602
Highwoods Properties, Inc.	5,492	217,648
Hilton Worldwide Holdings, Inc.	4,290	477,305
Host Hotels & Resorts, Inc.	12,827	187,659
Hubbell, Inc.	859	134,683
Huntsman Corp.	10,941	275,057
IDACORP, Inc.	1,922	184,570
Innovative Industrial Properties, Inc. (b)	149	27,286
International Paper Co.	10,427	518,430
JBG SMITH Properties	15,021	469,707
Kadant, Inc.	1,060	149,439
Kennametal, Inc.	4,700	170,328
Kilroy Realty Corp.	9,513	546,046
Lexington Realty Trust	2,158	22,918
Lindsay Corp.	1,360	174,706
Magnolia Oil & Gas Corp. Class A (a)	30,805	217,483
Marriott International, Inc. Class A	3,782	498,921
National Fuel Gas Co.	3,556	146,258
National Retail Properties, Inc.	1,069	43,744
Newmont Corp.	27,156	1,626,373
NextEra Energy, Inc.	6,168	475,861
Nucor Corp.	8,330	443,073
Packaging Corp. of America	5,291	729,682
Pebblebrook Hotel Trust	20,418	383,858
Pioneer Natural Resources Co.	4,707	536,080
PPG Industries, Inc.	4,266	615,243
Prologis, Inc.	27,503	2,740,949
PS Business Parks, Inc.	4,539	603,097
Public Service Enterprise Group, Inc.	1,700	99,110
Public Storage	6,149	1,419,989
Quaker Chemical Corp. (b)	1,584	401,370
Rayonier, Inc.	11,606	340,984
Realty Income Corp.	2,585	160,709
Regency Centers Corp.	16,048	731,628
Reliance Steel & Aluminum Co.	5,495	658,026
Rexford Industrial Realty, Inc.	11,422	560,934
Royal Gold, Inc.	1,030	109,551
RPM International, Inc.	5,635	511,545
Sanderson Farms, Inc.	3,102	410,084
The Sherwin-Williams Co.	887	651,865
Simon Property Group, Inc.	6,285	535,985
SL Green Realty Corp. (b)	12,136	723,063
Southern Copper Corp.	9,901	644,753
Spirit Realty Capital, Inc.	998	40,090
Steel Dynamics, Inc.	5,662	208,758
STORE Capital Corp.	1,722	58,514

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sunstone Hotel Investors, Inc.	48,599	$550,627
Terreno Realty Corp.	14,178	829,555
The Toro Co.	1,897	179,912
Urban Edge Properties	5,046	65,295
VEREIT, Inc.	1,438	54,342
Welltower, Inc.	22,877	1,478,312
Westlake Chemical Corp.	4,128	336,845
WestRock Co.	5,781	251,647
Weyerhaeuser Co.	5,812	194,876
WP Carey, Inc.	4,039	285,073
WPX Energy, Inc. (a)	24,944	203,294
Xcel Energy, Inc.	2,639	175,942
		55,716,523

TOTAL COMMON STOCK (Cost $95,448,549)		113,174,695

PREFERRED STOCK — 1.3%
Brazil — 0.1%
Gerdau SA 1.30%	33,748	157,577
United States — 1.2%
American Electric Power Co., Inc., Convertible
6.125% (b)	6,805	340,930
NextEra Energy, Inc. Convertible 5.279%
5.279%	8,474	430,818
Sempra Energy Convertible 6.750%
6.750% (b)	2,130	220,945
Southern Co. Convertible 6.750%, The
6.750%	7,284	378,040
		1,370,733

TOTAL PREFERRED STOCK (Cost $1,330,848)		1,528,310

TOTAL EQUITIES (Cost $96,779,397)		114,703,005

MUTUAL FUNDS — 3.3%

United States — 3.3%
iShares Russell 1000 Value ETF	9,100	1,244,243
SPDR Dow Jones REIT ETF (b)	3,125	270,938
SPDR S&P Homebuilders ETF (b)	6,456	372,124
SPDR S&P Oil & Gas Exploration & Production ETF (b)	17,517	1,024,744
State Street Navigator Securities Lending Prime Portfolio (d)	1,051,607	1,051,607
		3,963,656

TOTAL MUTUAL FUNDS (Cost $3,647,428)		3,963,656

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $49,593)		83,170

TOTAL LONG-TERM INVESTMENTS (Cost $100,476,418)		118,749,831

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
Mutual Fund — 0.4%
T. Rowe Price Government Reserve Investment Fund	453,692	$453,692

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20,
0.000%, due 1/04/21 (e)	$438,551	438,551
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.000% 2/25/21 (f)	20,000	19,999
0.000% 3/25/21 (f)	220,000	219,963
		239,962

TOTAL SHORT-TERM INVESTMENTS (Cost $1,132,184)		1,132,205

TOTAL INVESTMENTS — 101.3% (Cost $101,608,602) (g)		119,882,036

Other Assets/(Liabilities) — (1.3)%		(1,593,417)

NET ASSETS — 100.0%		$118,288,619

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $3,567,204 or 3.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,608,195 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $419,705 or 0.35% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $438,551. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $447,379.
(f)	A portion of this security is pledged/held as collateral for open derivatives.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
iShares Russell 1000 Value ETF	Credit Suisse International	2/19/21	140.00	68	USD	952,000	$14,264	$11,084	$3,180
iShares Russell 1000 Value ETF	Credit Suisse International	2/19/21	140.00	19	USD	266,000	3,986	2,521	1,465
iShares Russell 1000 Value ETF	Credit Suisse International	2/19/21	140.00	37	USD	518,000	7,761	5,402	2,359
PowerShares QQQ Trust	Credit Suisse International	2/19/21	321.00	82	USD	2,632,200	57,159	30,586	26,573
							$83,170	$49,593	$33,577

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank USA	1/15/21	JPY	356,360,000	USD	3,420,962	$30,755

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P TSX 60 Index	3/18/21	1	161,509	$153
S&P 500 E Mini Index	3/19/21	2	366,345	8,535
				$8,688

Currency Legend
JPY	Japanese Yen
USD	U.S. Dollar

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.8%
Common Stock — 96.6%
Basic Materials — 4.4%
Chemicals — 1.1%
AgroFresh Solutions, Inc. (a)	76,467	$173,580
American Vanguard Corp.	16,135	250,415
Element Solutions, Inc.	84,593	1,499,834
Hawkins, Inc.	4,851	253,756
Huntsman Corp.	4,422	111,169
Minerals Technologies, Inc.	20,267	1,258,986
Oil-Dri Corp. of America	4,269	145,487
Orion Engineered Carbons SA	31,164	534,151
PPG Industries, Inc.	6,468	932,815
Quaker Chemical Corp. (b)	6,341	1,606,746
RPM International, Inc.	12,000	1,089,360
Westlake Chemical Corp.	26,478	2,160,605
		10,016,904
Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	13,637	514,797
Domtar Corp.	10,400	329,160
West Fraser Timber Co. Ltd. (b)	21,248	1,365,120
		2,209,077
Iron & Steel — 0.1%
Carpenter Technology Corp.	23,123	673,342
Reliance Steel & Aluminum Co.	3,949	472,893
		1,146,235
Mining — 2.9%
Alcoa Corp. (a)	55,030	1,268,441
Barrick Gold Corp.	77,744	1,771,008
Cameco Corp.	218,669	2,930,165
Cia de Minas Buenaventura SA Sponsored ADR	191,598	2,335,580
Constellium SE (a)	115,351	1,613,760
Endeavour Mining Corp. (a)	22,194	516,448
ERO Copper Corp. (a)	69,340	1,112,360
Franco-Nevada Corp.	29,847	3,742,306
Freeport-McMoRan, Inc.	158,916	4,134,994
Fresnillo PLC	216,668	3,351,781
Gold Fields Ltd. Sponsored ADR	92,682	859,162
Kirkland Lake Gold Ltd.	29,000	1,196,830
NAC Kazatomprom JSC	9,569	171,989
NAC Kazatomprom JSC GDR	45,976	827,568

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Star Resources Ltd.	69,754	$674,932
		26,507,324
		39,879,540
Communications — 5.4%
Advertising — 0.1%
Boston Omaha Corp. Class A (a) (b)	17,443	482,299
National CineMedia, Inc.	37,906	141,010
		623,309
Internet — 2.5%
Airbnb, Inc.Class A (a)	1,032	151,498
Anaplan, Inc. (a)	8,273	594,415
DoorDash, Inc., Class A (a)	848	121,052
DoorDash, Inc., Lockup Shares (Acquired 6/17/20, Cost $72,073) (a) (c) (d)	1,570	212,912
Etsy, Inc. (a)	9,000	1,601,190
Farfetch Ltd. Class A (a)	12,000	765,720
IAC/InterActiveCorp (a)	7,709	1,459,699
Match Group, Inc. (a)	30,000	4,535,700
Okta, Inc. (a)	6,629	1,685,489
Open Lending Corp. (a)	12,649	442,209
Opendoor Technologies, Inc. (Acquired 12/21/20, Cost $259,290) (a) (c) (d)	25,929	559,898
Proofpoint, Inc. (a)	23,484	3,203,452
Q2 Holdings, Inc. (a) (b)	6,912	874,575
Spotify Technology SA (a)	6,400	2,013,824
Upwork, Inc. (a)	42,642	1,472,002
Zendesk, Inc. (a)	18,981	2,716,561
		22,410,196
Media — 2.4%
AMC Networks, Inc. Class A (a) (b)	17,647	631,233
Cable One, Inc.	2,966	6,607,418
DISH Network Corp. Class A (a)	35,135	1,136,266
Fox Corp. Class A	31,985	931,403
Liberty Broadband Corp. Class C (a)	18,763	2,971,477
News Corp. Class A	253,660	4,558,270
Saga Communications, Inc. Class A	4,751	114,119
Scholastic Corp.	47,057	1,176,425
ViacomCBS, Inc. Class B	95,511	3,558,740
		21,685,351
Telecommunications — 0.4%
Corning, Inc.	51,000	1,836,000
Harmonic, Inc. (a)	141,694	1,047,119
HashiCorp, Inc. (Acquired 6/25/20, Cost $46,278) (a) (c) (d) (e)	889	46,278
Sarana Menara Nusantara Tbk PT	4,901,200	335,036
Telephone & Data Systems, Inc.	35,587	660,851
		3,925,284
		48,644,140

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 8.8%
Airlines — 0.3%
Alaska Air Group, Inc.	19,000	$988,000
Southwest Airlines Co.	41,668	1,942,145
		2,930,145
Apparel — 0.6%
Allbirds, Inc. (Acquired 10/10/18-12/21/18, Cost $139,612) (a) (c) (d) (e)	12,730	147,190
FIGS, Inc. (Acquired 10/23/20, Cost $209,337) (a) (c) (d) (e)	2,721	209,337
Hanesbrands, Inc.	46,021	670,986
Ralph Lauren Corp.	23,243	2,411,229
Steven Madden Ltd.	24,265	857,040
VF Corp.	12,000	1,024,920
		5,320,702
Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	16,922	308,996
PACCAR, Inc.	27,762	2,395,305
		2,704,301
Auto Parts & Equipment — 0.6%
Aptiv PLC	22,000	2,866,380
Dorman Products, Inc. (a)	5,981	519,270
Gentherm, Inc. (a)	10,702	697,985
Meritor, Inc. (a)	30,178	842,268
Visteon Corp. (a)	5,773	724,627
		5,650,530
Distribution & Wholesale — 0.4%
Pool Corp.	1,454	541,615
Resideo Technologies, Inc. (a)	13,923	296,003
SiteOne Landscape Supply, Inc. (a) (b)	14,796	2,347,089
Univar Solutions, Inc. (a)	22,264	423,239
		3,607,946
Entertainment — 0.7%
Cinemark Holdings, Inc. (b)	22,484	391,446
DraftKings, Inc. Class A (a)	12,000	558,720
Madison Square Garden Sports Corp. (a)	2,439	449,020
Marriott Vacations Worldwide Corp.	5,476	751,417
Vail Resorts, Inc.	15,285	4,263,904
		6,414,507
Food Services — 0.1%
Compass Group PLC	57,265	1,068,589
Home Builders — 0.4%
Cavco Industries, Inc. (a)	5,952	1,044,279
Horizon Global Corp. (a)	44,521	382,435
LCI Industries	6,402	830,211
Meritage Home Corp. (a)	9,326	772,379
Skyline Champion Corp. (a)	15,022	464,781

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TRI Pointe Group, Inc. (a)	19,531	$336,910
		3,830,995
Leisure Time — 0.2%
Drive Shack, Inc. (a) (b)	34,510	82,134
Planet Fitness, Inc. Class A (a)	14,856	1,153,271
		1,235,405
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	25,000	2,781,500
Marriott International, Inc. Class A	9,000	1,187,280
MGM Resorts International	62,000	1,953,620
		5,922,400
Retail — 4.4%
A Place for Rover, Inc. (Acquired 5/25/18, Cost $7,426) (a) (c) (d) (e)	1,096	4,735
Aspen Aerogels, Inc. (a)	6,252	104,346
Beacon Roofing Supply, Inc. (a)	23,718	953,226
BJ’s Restaurants, Inc.	27,725	1,067,135
Burlington Stores, Inc. (a)	28,332	7,410,235
Casey’s General Stores, Inc.	14,000	2,500,680
Chipotle Mexican Grill, Inc. (a)	1,400	1,941,394
Chuy’s Holdings, Inc. (a)	19,307	511,442
Denny’s Corp. (a)	19,637	288,271
Dollar General Corp.	13,500	2,839,050
Dollar Tree, Inc. (a)	20,000	2,160,800
Domino’s Pizza, Inc.	2,000	766,920
Fiesta Restaurant Group, Inc. (a)	28,511	325,025
Five Below, Inc. (a)	6,015	1,052,505
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $27,511) (a) (c) (d) (e)	27,511	8,482
Hibbett Sports, Inc. (a)	7,556	348,936
Lululemon Athletica, Inc. (a)	1,000	348,030
Lumber Liquidators Holdings, Inc. (a)	28,569	878,211
The Michaels Cos., Inc. (a) (b)	41,118	534,945
Nordstrom, Inc. (b)	32,993	1,029,711
O’Reilly Automotive, Inc. (a)	4,300	1,946,051
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	23,073	1,886,679
Papa John’s International, Inc.	22,323	1,894,107
Red Robin Gourmet Burgers, Inc. (a)	19,099	367,274
RH (a)	7,903	3,536,751
Ross Stores, Inc.	11,000	1,350,910
Rush Enterprises, Inc. Class A	21,960	909,583
Sportsman’s Warehouse Holdings, Inc. (a)	42,979	754,281
Texas Roadhouse, Inc.	2,424	189,460
Tiffany & Co.	3,124	410,650
Vroom, Inc. (a)	13,590	556,782
The Wendy’s Co.	6,355	139,302
Winmark Corp.	3,257	605,151
		39,621,060
Textiles — 0.1%
Culp, Inc.	3,092	49,070
JG Boswell Co.	15	8,832
Mohawk Industries, Inc. (a)	4,432	624,690

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UniFirst Corp.	1,152	$243,867
		926,459
		79,233,039
Consumer, Non-cyclical — 28.9%
Agriculture — 0.7%
Bunge Ltd.	100,817	6,611,579
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	58,048	97,521
		6,709,100
Beverages — 0.8%
The Boston Beer Co., Inc. Class A (a)	5,005	4,976,421
Carlsberg A/S Class B	9,221	1,478,294
Coca-Cola Consolidated, Inc.	1,684	448,399
		6,903,114
Biotechnology — 5.9%
Abcam PLC	43,784	928,015
Abcam PLC Sponsored ADR (a)	7,633	164,491
ACADIA Pharmaceuticals, Inc. (a)	16,073	859,263
Acceleron Pharma, Inc. (a)	13,179	1,686,121
ADC Therapeutics SA (a) (b)	3,315	106,113
Adverum Biotechnologies, Inc. (a)	1,533	16,618
Akero Therapeutics, Inc. (a)	1,030	26,574
Allogene Therapeutics, Inc. (a)	6,608	166,786
Alnylam Pharmaceuticals, Inc. (a)	12,770	1,659,717
Annexon, Inc. (a)	2,155	53,940
Apellis Pharmaceuticals, Inc. (a)	6,173	353,096
Arcturus Therapeutics Holdings, Inc. (a)	2,483	107,713
Arcutis Biotherapeutics, Inc. (a)	1,459	41,042
Ardelyx, Inc. (a)	4,480	28,986
Argenx SE ADR (a)	12,751	3,749,942
Ascendis Pharma A/S ADR (a)	16,367	2,729,688
Atea Pharmaceuticals, Inc. (a)	3,463	144,684
Avidity Biosciences, Inc. (a)	3,234	82,532
Axsome Therapeutics, Inc. (a) (b)	1,038	84,566
BeiGene Ltd. ADR (a)	1,426	368,464
Berkeley Lights, Inc. (a)	1,461	130,628
BioAtla, Inc. (a)	1,930	65,639
BioMarin Pharmaceutical, Inc. (a)	10,581	927,848
Bluebird Bio, Inc. (a)	2,488	107,656
Blueprint Medicines Corp. (a)	11,875	1,331,781
C4 Therapeutics, Inc. (a)	1,381	45,752
Cara Therapeutics, Inc. (a) (b)	8,169	123,597
Cerevel Therapeutics Holdings (Acquired 10/29/20, Cost $81,160) (a) (c) (d) (e)	8,116	127,835
Certara, Inc. (a)	9,168	309,145
Corteva, Inc.	74,541	2,886,227
CRISPR Therapeutics AG (a)	2,709	414,775
CureVac NV (a)	2,649	214,754
Deciphera Pharmaceuticals, Inc. (a)	1,726	98,503
Denali Therapeutics, Inc. (a)	10,904	913,319
Dicerna Pharmaceuticals, Inc. (a)	4,206	92,658
Epizyme, Inc. (a)	2,503	27,183
Exact Sciences Corp. (a)	33,669	4,460,806

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Exelixis, Inc. (a)	29,460	$591,262
Fate Therapeutics, Inc. (a)	6,182	562,129
FibroGen, Inc. (a)	5,862	217,422
Five Prime Therapeutics, Inc. (a)	2,811	47,815
Generation Bio Co., (a)	14,185	402,145
Genesis Therapeutics, Inc., Series A (Acquired 11/24/20, Cost $25,262) (a) (c) (d) (e)	4,946	25,262
Global Blood Therapeutics, Inc. (a) (b)	14,211	615,478
Guardant Health, Inc. (a)	1,313	169,219
Homology Medicines, Inc. (a)	7,348	82,959
IGM Biosciences, Inc. (a) (b)	4,032	355,985
Incyte Corp. (a)	40,635	3,534,432
Insmed, Inc. (a)	31,654	1,053,762
Ionis Pharmaceuticals, Inc. (a)	35,390	2,000,951
Iovance Biotherapeutics, Inc. (a)	11,948	554,387
Karuna Therapeutics, Inc. (a) (b)	2,007	203,891
Karyopharm Therapeutics, Inc. (a)	1,472	22,787
Kodiak Sciences, Inc. (a) (b)	17,632	2,590,317
Kronos Bio, Inc. (a)	2,375	70,941
Kronos Bio, Inc., Lockup Shares (Acquired 8/20/20-10/09/20, Cost $34,410) (a) (c) (d)	2,130	60,442
Legend Biotech Corp. ADR (a)	1,673	47,112
MeiraGTx Holdings PLC (a)	6,244	94,534
Mersana Therapeutics, Inc. (a)	4,438	118,095
Mirati Therapeutics, Inc. (a)	2,208	484,965
MorphoSys AG (a)	318	36,312
Nkarta, Inc. (a)	1,800	110,646
Orchard Therapeutics PLC (a)	10,017	43,273
PTC Therapeutics, Inc. (a)	4,135	252,359
Radius Health, Inc. (a)	41,518	741,511
RAPT Therapeutics, Inc. (a) (b)	7,415	146,446
Relay Therapeutics, Inc. (a)	1,422	59,098
Replimune Group, Inc. (a)	6,704	255,758
Rocket Pharmaceuticals, Inc. (a)	8,698	476,998
Royalty Pharma PLC Class A (b)	6,514	326,026
Sage Therapeutics, Inc. (a)	4,598	397,773
Scholar Rock Holding Corp. (a)	14,361	696,939
Seagen, Inc. (a)	18,507	3,241,316
Seer, Inc. (a)	2,944	165,276
Seer, Inc., Class A Lockup Shares (Acquired 12/08/20, Cost $152,608) (a) (c) (d)	8,032	428,371
Stoke Therapeutics, Inc. (a) (b)	731	45,271
TG Therapeutics, Inc. (a)	2,139	111,271
Translate Bio, Inc. (a)	2,707	49,890
Turning Point Therapeutics, Inc. (a)	7,150	871,227
Twist Bioscience Corp. (a)	1,244	175,765
Ultragenyx Pharmaceutical, Inc. (a)	23,918	3,310,969
Xencor, Inc. (a)	19,946	870,244
Zai Lab Ltd. ADR (a)	1,806	244,424
Zentalis Pharmaceuticals, Inc. (a)	3,287	170,727
Zymeworks, Inc. (a)	1,361	64,321
		52,834,960
Commercial Services — 6.6%
The Aaron’s Co., Inc. (a)	6,036	114,443
ADT, Inc.	52,332	410,806
Advantage Solutions, Inc. (Acquired 10/29/20, Cost $241,510) (a) (c) (d)	24,151	318,069
Advantage Solutions, Inc. (a) (b)	34,023	448,083

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Altus Group Ltd.	8,125	$313,664
American Public Education, Inc. (a)	7,549	230,093
Avalara, Inc. (a)	6,107	1,006,983
Booz Allen Hamilton Holding Corp.	49,544	4,319,246
Bright Horizons Family Solutions, Inc. (a)	23,039	3,985,517
The Brink’s Co.	12,096	870,912
Cintas Corp.	3,093	1,093,252
CoStar Group, Inc. (a)	6,791	6,276,785
Cross Country Healthcare, Inc. (a)	18,212	161,540
Dun & Bradstreet Holdings, Inc. (a)	27,000	672,300
Equifax, Inc.	12,000	2,314,080
Euronet Worldwide, Inc. (a)	4,979	721,557
FleetCor Technologies, Inc. (a)	9,000	2,455,470
FTI Consulting, Inc. (a)	1,904	212,715
Global Payments, Inc.	4,000	861,680
Green Dot Corp. Class A (a)	14,468	807,314
HMS Holdings Corp. (a)	4,636	170,373
Huron Consulting Group, Inc. (a)	2,345	138,238
IHS Markit Ltd.	15,000	1,347,450
Korn Ferry	9,041	393,283
MarketAxess Holdings, Inc.	4,861	2,773,492
Monro, Inc.	22,205	1,183,526
Multiplan Corp. (a) (b)	101,000	806,990
Paylocity Holding Corp. (a)	19,499	4,015,039
Perdoceo Education Corp. (a)	23,903	301,895
Rentokil Initial PLC (a)	390,951	2,726,365
Rollins, Inc.	19,194	749,910
SEACOR Marine Holdings Inc. (a)	43,880	118,915
StoneCo Ltd. Class A (a)	41,855	3,512,472
Strategic Education, Inc.	25,181	2,400,505
Terminix Global Holdings, Inc. (a)	54,000	2,754,540
TransUnion	49,187	4,880,334
Verisk Analytics, Inc.	13,000	2,698,670
WEX, Inc. (a)	4,000	814,120
		59,380,626
Cosmetics & Personal Care — 0.0%
JAND, Inc., Class A (Acquired 3/09/18-11/19/20, Cost $123,990) (a) (c) (d) (e)	7,617	186,850
Foods — 2.1%
BellRing Brands, Inc. Class A (a)	7,236	175,907
Cal-Maine Foods, Inc. (a)	16,903	634,539
Campbell Soup Co.	3,466	167,581
Flowers Foods, Inc.	206,892	4,681,966
Grocery Outlet Holding Corp. (a)	9,587	376,290
The Kraft Heinz Co.	60,385	2,092,944
The Kroger Co.	9,277	294,638
Nomad Foods Ltd. (a)	56,023	1,424,105
Post Holdings, Inc. (a)	16,340	1,650,503
Sanderson Farms, Inc.	4,357	575,995
The Simply Good Foods Co. (a)	17,254	541,085
Sprouts Farmers Market, Inc. (a)	11,000	221,100
Sysco Corp.	45,265	3,361,379
Tootsie Roll Industries, Inc. (b)	9,405	279,328
TreeHouse Foods, Inc. (a)	39,916	1,696,031

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utz Brands, Inc.	45,129	$995,546
		19,168,937
Health Care – Products — 6.9%
Adaptive Biotechnologies Corp. (a)	18,335	1,084,149
Alcon, Inc. (a)	2,998	200,145
Alcon, Inc. (a)	20,000	1,319,600
Align Technology, Inc. (a)	2,000	1,068,760
AtriCure, Inc. (a)	8,795	489,618
Atrion Corp.	1,097	704,537
Avanos Medical, Inc. (a)	24,795	1,137,595
Avantor, Inc. (a)	89,000	2,505,350
Axonics Modulation Technologies, Inc. (a) (b)	2,830	141,274
Baxter International, Inc.	27,643	2,218,074
Bruker Corp.	78,315	4,239,191
CareDx, Inc. (a)	5,329	386,086
The Cooper Cos., Inc.	10,000	3,633,200
Dentsply Sirona, Inc.	74,625	3,907,365
Envista Holdings Corp. (a)	19,901	671,261
Hanger, Inc. (a)	26,462	581,899
Hologic, Inc. (a)	119,851	8,728,748
ICU Medical, Inc. (a)	8,089	1,735,010
IDEXX Laboratories, Inc. (a)	5,388	2,693,300
Inari Medical, Inc. (a)	1,734	151,361
iRhythm Technologies, Inc. (a)	5,911	1,402,148
Lantheus Holdings, Inc. (a)	16,529	222,976
Nevro Corp. (a)	11,778	2,038,772
Novocure Ltd. (a)	2,228	385,533
NuVasive, Inc. (a)	5,800	326,714
Patterson Cos., Inc. (b)	143,678	4,257,179
Penumbra, Inc. (a)	1,612	282,100
Pulmonx Corp. (a)	926	63,912
Quidel Corp. (a)	15,894	2,855,357
Repligen Corp. (a)	857	164,227
Sartorius Stedim Biotech	1,252	446,238
Shockwave Medical, Inc. (a) (b)	4,412	457,613
Teleflex, Inc.	13,000	5,350,410
Utah Medical Products, Inc.	2,330	196,419
West Pharmaceutical Services, Inc.	11,232	3,182,138
Zimmer Biomet Holdings, Inc.	22,015	3,392,291
		62,620,550
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a)	32,000	1,608,320
Accolade, Inc. (a)	3,647	158,645
Amedisys, Inc. (a)	4,683	1,373,664
Catalent, Inc. (a)	63,656	6,624,680
The Ensign Group, Inc.	11,089	808,610
Eurofins Scientific SE (a)	42,430	3,560,145
Flame Biosciences, Inc. (Acquired 9/28/20, Cost $28,106) (a) (c) (d) (e)	9,173	60,083
Molina Healthcare, Inc. (a)	12,404	2,638,083
The Pennant Group, Inc. (a)	19,389	1,125,725
PPD, Inc. (a)	18,000	615,960
The Providence Service Corp. (a)	4,564	632,707
Select Medical Holdings Corp. (a)	226,718	6,271,020
Tempus Labs, Inc., Series G-2 (Acquired 11/19/20, Cost $26,075) (a) (c) (d) (e)	455	26,075

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
U.S. Physical Therapy, Inc.	5,588	$671,957
		26,175,674
Household Products & Wares — 0.3%
Avery Dennison Corp.	12,000	1,861,320
Reynolds Consumer Products, Inc.	25,000	751,000
		2,612,320
Pharmaceuticals — 2.7%
Agios Pharmaceuticals, Inc. (a)	8,959	388,193
Alector, Inc. (a)	4,575	69,220
Alignment Healthcare Partners LP (Acquired 2/28/20, Cost $199,497) (a) (c) (d) (e)	16,462	202,153
Alkermes PLC (a)	126,491	2,523,495
AmerisourceBergen Corp.	222	21,703
Arvinas, Inc. (a)	4,953	420,658
Cardinal Health, Inc.	91,958	4,925,270
Covetrus, Inc. (a)	92,866	2,668,969
DexCom, Inc. (a)	3,989	1,474,813
Eidos Therapeutics, Inc. (a)	598	78,685
Elanco Animal Health, Inc. (a)	54,000	1,656,180
Enanta Pharmaceuticals, Inc. (a)	2,301	96,872
G1 Therapeutics, Inc. (a) (b)	7,131	128,287
GW Pharmaceuticals PLC ADR (a) (b)	777	89,674
Intellia Therapeutics, Inc. (a)	4,842	263,405
Jazz Pharmaceuticals PLC (a)	4,199	693,045
Neurocrine Biosciences, Inc. (a)	14,195	1,360,591
Odonate Therapeutics, Inc. (a)	1,429	27,437
Option Care Health, Inc. (a)	28,302	442,643
Perrigo Co. PLC	78,825	3,525,054
PRA Health Sciences, Inc. (a)	18,000	2,257,920
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,533	436,749
Sarepta Therapeutics, Inc. (a)	1,579	269,204
TherapeuticsMD, Inc. (a) (b)	117,393	142,046
Tricida, Inc. (a)	6,453	45,494
uniQure NV (a)	2,518	90,975
		24,298,735
		260,890,866
Diversified — 0.2%
Holding Company – Diversified — 0.2%
Altimeter Growth Corp. (a)	14,714	191,282
Bluescape Opportunities Acquisition Corp. (a)	32,969	367,934
CM Life Sciences, Inc. (a)	9,400	109,040
dMY Technology Group, Inc. II Class A (a)	9,468	166,542
On Holding AG (Acquired 2/25/20, Cost $109,230) (a) (c) (d) (e)	12	134,871
Pershing Square Tontine Holdings Ltd. Class A (a)	24,000	665,280
Professional Holding Corp. Class A (a)	10,536	162,570
		1,797,519
		1,797,519

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 3.5%
Energy – Alternate Sources — 0.4%
Array Technologies, Inc. (a)	47,566	$2,051,997
NextEra Energy Partners LP	15,326	1,027,609
REX American Resources Corp. (a)	4,885	358,901
		3,438,507
Oil & Gas — 2.2%
Advantage Oil & Gas Ltd. (a) (b)	143,453	192,713
Apache Corp.	24,819	352,182
Canadian Natural Resources Ltd.	125,429	3,016,567
Devon Energy Corp.	21,632	342,002
Diamondback Energy, Inc.	14,942	723,193
EQT Corp.	343,027	4,359,873
Equinor ASA	58,558	971,631
Hess Corp.	36,719	1,938,396
Imperial Oil Ltd. (b)	260,609	4,959,389
Kimbell Royalty Partners LP	21,933	173,490
Kosmos Energy Ltd.	48,368	113,665
Magnolia Oil & Gas Corp. Class A (a) (b)	110,960	783,378
Matador Resources Co. (a)	28,993	349,656
Seven Generations Energy Ltd. Class A (a)	128,024	664,811
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (c) (d) (e)	11	61,218
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (c) (d) (e)	9	50,088
WPX Energy, Inc. (a)	77,616	632,570
		19,684,822
Oil & Gas Services — 0.8%
ChampionX Corp. (a)	40,991	627,162
Dril-Quip, Inc. (a)	11,160	330,559
Enerflex Ltd.	41,131	211,972
Frank’s International NV (a)	429,164	1,175,909
Halliburton Co.	40,747	770,118
Liberty Oilfield Services, Inc. Class A	87,816	905,383
NexTier Oilfield Solutions, Inc. (a)	157,970	543,417
Nov, Inc.	74,756	1,026,400
Ranger Energy Services, Inc. (a)	12,951	47,142
Schlumberger NV	51,349	1,120,949
Thermon Group Holdings, Inc. (a)	27,481	429,528
		7,188,539
Pipelines — 0.1%
Equitrans Midstream Corp.	169,421	1,362,145
Plains GP Holdings LP Class A	14,011	118,393
		1,480,538
		31,792,406
Financial — 16.4%
Banks — 5.7%
American Business Bank (a)	4,618	146,991
Atlantic Capital Bancshares, Inc. (a)	15,894	253,033

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BankUnited, Inc.	70,606	$2,455,677
BOK Financial Corp.	3,026	207,221
Bridge Bancorp, Inc.	17,905	432,943
Burke & Herbert Bank & Trust Co.	98	167,286
Columbia Banking System, Inc.	35,347	1,268,957
CrossFirst Bankshares, Inc. (a)	32,477	349,128
Dogwood State Bank (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (c) (d) (e)	5,369	45,744
Dogwood State Bank. (Voting) (Acquired 5/06/19, Cost $26,370) (a) (c) (d) (e)	2,637	22,467
East West Bancorp, Inc.	22,538	1,142,902
Eastern Bankshares, Inc. (a)	22,185	361,837
Equity Bancshares, Inc. Class A (a)	9,959	215,015
Farmers & Merchants Bank of Long Beach/Long Beach CA	33	218,625
FB Financial Corp.	34,321	1,191,968
Fifth Third Bancorp	133,402	3,677,893
The First Bancshares, Inc.	20,613	636,529
First Hawaiian, Inc.	7,814	184,254
Glacier Bancorp, Inc.	15,017	690,932
HarborOne Bancorp, Inc. (a)	47,650	517,479
Heritage Commerce Corp.	49,622	440,147
Heritage Financial Corp.	25,524	597,006
Home BancShares, Inc.	108,588	2,115,294
Hope Bancorp, Inc.	4,542	49,553
Howard Bancorp, Inc. (a)	15,848	187,165
Independent Bank Corp.	5,566	406,541
Independent Bank Group, Inc.	10,293	643,518
John Marshall Bancorp, Inc. (a)	12,640	180,752
Kearny Financial Corp.	48,068	507,598
Live Oak Bancshares, Inc.	42,449	2,014,630
National Bank Holdings Corp. Class A	22,571	739,426
Northern Trust Corp.	33,023	3,075,762
Origin Bancorp, Inc.	24,012	666,813
PCSB Financial Corp.	14,584	232,469
Pinnacle Financial Partners, Inc.	35,449	2,282,916
Ponce de Leon Federal Bank (a)	13,022	136,861
Popular, Inc.	44,337	2,497,060
Preferred Bank	10,634	536,698
Professional Holding Corp., Class A (Acquired 8/28/20, Cost $14,298) (a) (c) (d)	2,859	41,909
Prosperity Bancshares, Inc.	17,609	1,221,360
Provident Bancorp, Inc.	15,462	185,544
Sandy Spring Bancorp, Inc.	18,245	587,307
Seacoast Banking Corp. of Florida (a)	25,124	739,902
Signature Bank	5,944	804,164
South State Corp.	26,397	1,908,503
Southern First Bancshares, Inc. (a)	4,481	158,403
State Street Corp.	59,225	4,310,396
Sterling Bancorp, Inc.	16,132	73,239
SVB Financial Group (a)	1,075	416,917
Texas Capital Bancshares, Inc. (a)	11,371	676,575
Towne Bank	32,857	771,482
Walker & Dunlop, Inc.	4,236	389,797
Webster Financial Corp.	53,775	2,266,616
Westamerica Bancorp.	36,574	2,022,176
Western Alliance Bancorp	44,702	2,679,885

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wintrust Financial Corp.	2,873	$175,512
		50,926,777
Diversified Financial Services — 2.4%
Afterpay Ltd. (a)	3,178	291,345
Air Lease Corp.	12,458	553,384
Ally Financial, Inc.	15,953	568,884
Apiture, Inc. (Acquired 7/01/20, Cost $87,167) (a) (c) (d) (e)	5,500	87,167
Assetmark Financial Holdings, Inc. (a)	3,176	76,859
Cboe Global Markets, Inc.	32,234	3,001,630
The Charles Schwab Corp.	8,478	449,673
Columbia Financial, Inc. (a)	12,515	194,734
Encore Capital Group, Inc. (a)	12,276	478,150
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	56,705
Hamilton Lane, Inc. Class A	868	67,747
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	28,253	1,792,088
Houlihan Lokey, Inc.	11,841	796,071
I3 Verticals, Inc. Class A (a)	14,353	476,520
Lazard Ltd. Class A	77,821	3,291,828
OTC Markets Group, Inc. Class A	5,768	196,112
PennyMac Financial Services, Inc.	40,038	2,627,294
PRA Group, Inc. (a)	18,611	738,112
PROG Holdings, Inc.	38,683	2,083,853
Raymond James Financial, Inc.	8,000	765,360
SLM Corp.	26,500	328,335
Social Finance, Inc. (Acquired 12/30/20, Cost $467,145) (a) (c) (d) (e)	25,347	467,145
Tradeweb Markets, Inc. Class A	27,000	1,686,150
Virtus Investment Partners, Inc.	3,626	786,842
		21,861,988
Holding Company – Diversified — 0.0%
NerdWallet, Inc., Class A (Acquired 3/18/20, Cost $120,540) (a) (c) (d) (e)	17,220	120,540
Insurance — 2.9%
Assurant, Inc.	18,669	2,543,091
Axis Capital Holdings Ltd.	40,971	2,064,529
Brighthouse Financial, Inc. (a)	49,685	1,798,845
Brown & Brown, Inc.	56,312	2,669,752
BRP Group, Inc. Class A (a)	19,726	591,188
CNA Financial Corp.	59,351	2,312,315
Employers Holdings, Inc.	4,572	147,173
Essent Group Ltd.	14,592	630,374
GoHealth, Inc. Class A (a)	21,000	286,860
The Hanover Insurance Group, Inc.	5,561	650,192
James River Group Holdings Ltd.	6,495	319,229
Kemper Corp.	30,079	2,310,970
Loews Corp.	90,997	4,096,685
Marsh & McLennan Cos., Inc.	12,865	1,505,205
Palomar Holdings, Inc. (a)	6,057	538,104
ProAssurance Corp.	21,543	383,250
Radian Group, Inc.	46,808	947,862
Safety Insurance Group, Inc.	7,395	576,070
Selective Insurance Group, Inc.	16,878	1,130,488
Selectquote, Inc. (a) (b)	19,662	407,987
State Auto Financial Corp.	28,275	501,599
		26,411,768

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.5%
Cannae Holdings, Inc. (a)	5,907	$261,503
Groupe Bruxelles Lambert SA	24,032	2,425,005
StepStone Group, Inc. Class A (a)	31,540	1,255,292
		3,941,800
Private Equity — 0.2%
KKR & Co., Inc.	44,000	1,781,560
Safeguard Scientifics, Inc. (a)	8,183	52,207
		1,833,767
Real Estate — 0.7%
FirstService Corp.	28,129	3,846,922
IQHQ, Inc. (Acquired 10/30/19-8/21/20, Cost $204,242) (a) (c) (e)	13,062	217,352
McGrath RentCorp	9,183	616,179
The St. Joe Co.	43,835	1,860,796
		6,541,249
Real Estate Investment Trusts (REITS) — 3.4%
American Campus Communities, Inc.	27,093	1,158,768
Apartment Income REIT Corp. (a)	28,718	1,103,058
Apartment Investment and Management Co. Class A	215,526	1,137,977
Blackstone Mortgage Trust, Inc. Class A	6,996	192,600
Capstead Mortgage Corp.	61,152	355,293
Cedar Realty Trust, Inc.	24,042	243,545
Community Healthcare Trust, Inc.	3,800	179,018
CubeSmart	26,341	885,321
Douglas Emmett, Inc.	3,100	90,458
EastGroup Properties, Inc.	14,944	2,063,169
Equity Commonwealth	62,870	1,715,094
Equity Residential	24,232	1,436,473
Essential Properties Realty Trust, Inc.	14,000	296,800
First Industrial Realty Trust, Inc.	15,792	665,317
Flagship Communities	3,671	54,184
Healthcare Realty Trust, Inc.	26,844	794,582
JBG SMITH Properties	46,337	1,448,958
Pebblebrook Hotel Trust	23,362	439,206
PennyMac Mortgage Investment Trust	34,492	606,714
PotlatchDeltic Corp.	15,406	770,608
PS Business Parks, Inc.	11,720	1,557,236
Rayonier, Inc.	123,191	3,619,352
Regency Centers Corp.	40,072	1,826,883
Rexford Industrial Realty, Inc.	16,363	803,587
Safehold, Inc.	4,992	361,870
Saul Centers, Inc.	14,849	470,416
Sunstone Hotel Investors, Inc.	52,642	596,434
Terreno Realty Corp.	21,555	1,261,183
Washington Real Estate Investment Trust	9,486	205,182
Weyerhaeuser Co.	137,879	4,623,083
		30,962,369
Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	139,218	1,740,225
FS Bancorp, Inc.	3,300	180,840
Investors Bancorp, Inc.	31,022	327,592

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Meridian Bancorp, Inc.	50,565	$753,924
Pacific Premier Bancorp, Inc.	35,953	1,126,408
WSFS Financial Corp.	28,895	1,296,808
		5,425,797
		148,026,055
Industrial — 13.8%
Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc. (a)	3,898	206,009
Kratos Defense & Security Solutions, Inc. (a)	25,551	700,864
Teledyne Technologies, Inc. (a)	7,258	2,844,991
Triumph Group, Inc.	54,420	683,515
		4,435,379
Building Materials — 1.4%
Armstrong World Industries, Inc.	23,359	1,737,676
Gibraltar Industries, Inc. (a)	14,047	1,010,541
JELD-WEN Holding, Inc. (a)	21,256	539,052
Lennox International, Inc.	5,119	1,402,452
Martin Marietta Materials, Inc.	2,500	709,925
PGT Innovations, Inc. (a)	17,960	365,306
SPX Corp. (a)	21,203	1,156,412
Stella-Jones, Inc.	9,463	344,055
Summit Materials, Inc. Class A (a)	86,042	1,727,723
Trex Co., Inc. (a)	9,634	806,559
UFP Industries, Inc.	16,021	889,967
Vulcan Materials Co.	9,996	1,482,507
		12,172,175
Commercial Services — 0.0%
ZenPayroll, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (c) (d) (e)	15,332	204,106
Electrical Components & Equipment — 0.6%
Belden, Inc.	32,528	1,362,923
Insteel Industries, Inc.	11,889	264,768
Littelfuse, Inc.	8,690	2,212,995
Novanta, Inc. (a)	11,003	1,300,775
		5,141,461
Electronics — 2.6%
Agilent Technologies, Inc.	37,000	4,384,130
Amphenol Corp. Class A	8,000	1,046,160
API Group Corp. (a) (f)	13,437	243,882
Brady Corp. Class A	13,402	707,894
Fortive Corp.	29,000	2,053,780
Keysight Technologies, Inc. (a)	25,000	3,302,250
Knowles Corp. (a)	23,257	428,626
Mesa Laboratories, Inc.	1,808	518,245
National Instruments Corp.	111,354	4,892,895
Roper Technologies, Inc.	12,392	5,342,067
Stoneridge, Inc. (a)	10,757	325,184
		23,245,113

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
908 Devices, Inc. (a)	1,383	$78,762
Aegion Corp. (a)	45,088	856,221
		934,983
Environmental Controls — 0.7%
Heritage-Crystal Clean, Inc. (a)	11,646	245,381
Stericycle, Inc. (a)	13,455	932,835
Tetra Tech, Inc.	4,947	572,764
Waste Connections, Inc.	44,319	4,545,800
		6,296,780
Hand & Machine Tools — 0.3%
Colfax Corp. (a)	52,000	1,988,480
MSA Safety, Inc.	7,330	1,095,029
		3,083,509
Machinery – Construction & Mining — 0.3%
BWX Technologies, Inc.	33,452	2,016,486
Vertiv Holdings Co.	16,259	312,661
		2,329,147
Machinery – Diversified — 2.3%
AGCO Corp.	21,959	2,263,753
Alamo Group, Inc.	2,692	371,361
Cactus, Inc. Class A	25,651	668,722
Chart Industries, Inc. (a)	14,454	1,702,537
CIRCOR International, Inc. (a)	11,399	438,178
CNH Industrial NV (a)	85,420	1,082,436
Cognex Corp.	8,000	642,280
CSW Industrials, Inc.	6,250	699,437
Flowserve Corp.	5,100	187,935
Graco, Inc.	26,131	1,890,578
Hydrofarm Holdings Group, Inc. (a)	1,840	96,747
IDEX Corp.	15,500	3,087,600
Ingersoll Rand, Inc. (a)	111,822	5,094,610
Marel HF	27,870	171,857
Mueller Water Products, Inc. Class A	37,723	467,011
The Toro Co.	15,158	1,437,585
Xylem, Inc.	6,972	709,680
		21,012,307
Metal Fabricate & Hardware — 0.5%
AZZ, Inc.	16,607	787,836
Helios Technologies, Inc.	21,901	1,167,104
RBC Bearings, Inc. (a)	3,054	546,788
Rexnord Corp.	24,863	981,840
Strattec Security Corp.	5,100	251,736
The Timken Co.	6,711	519,163
Valmont Industries, Inc.	2,756	482,107
		4,736,574
Miscellaneous - Manufacturing — 1.5%
Enerpac Tool Group Corp.	56,219	1,271,111

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ESCO Technologies, Inc.	18,717	$1,931,969
Federal Signal Corp.	7,500	248,775
Haynes International, Inc.	9,808	233,823
Hillenbrand, Inc.	4,960	197,408
John Bean Technologies Corp.	10,533	1,199,393
Myers Industries, Inc.	18,035	374,767
Textron, Inc.	165,999	8,022,732
		13,479,978
Packaging & Containers — 0.9%
Ball Corp.	59,000	5,497,620
Packaging Corp. of America	6,000	827,460
Sealed Air Corp.	35,000	1,602,650
		7,927,730
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	30,409	2,854,493
International Seaways, Inc.	12,749	208,191
J.B. Hunt Transport Services, Inc.	32,524	4,444,405
Knight-Swift Transportation Holdings, Inc.	22,758	951,740
Landstar System, Inc.	8,847	1,191,337
Matson, Inc.	27,001	1,538,247
Old Dominion Freight Line, Inc.	19,728	3,850,511
Ryder System, Inc.	22,444	1,386,141
Saia, Inc. (a)	3,008	543,846
SEACOR Holdings, Inc. (a)	30,846	1,278,567
Tidewater, Inc. (a)	75,143	649,235
US Xpress Enterprises, Inc. Class A (a)	21,385	146,273
		19,042,986
		124,042,228
Technology — 12.3%
Computers — 0.6%
Cognizant Technology Solutions Corp. Class A	15,777	1,292,925
Crowdstrike Holdings, Inc. Class A (a)	6,000	1,270,920
Cubic Corp.	24,363	1,511,481
Endava PLC Sponsored ADR (a)	6,619	508,008
Leidos Holdings, Inc.	6,000	630,720
Parsons Corp. (a)	16,359	595,631
		5,809,685
Semiconductors — 3.5%
Applied Materials, Inc.	32,419	2,797,760
CMC Materials, Inc.	1,337	202,288
CTS Corp.	21,468	736,997
Entegris, Inc.	63,684	6,120,032
Inphi Corp. (a)	6,000	962,820
KLA Corp.	8,000	2,071,280
Lattice Semiconductor Corp. (a)	58,120	2,663,058
Marvell Technology Group Ltd.	82,000	3,898,280
Maxim Integrated Products, Inc.	28,000	2,482,200
MaxLinear, Inc. (a)	15,504	592,098
Microchip Technology, Inc.	34,000	4,695,740
MKS Instruments, Inc.	1,615	242,977

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Onto Innovation, Inc. (a)	5,185	$246,547
Semtech Corp. (a)	8,547	616,153
Skyworks Solutions, Inc.	12,000	1,834,560
Xilinx, Inc.	9,000	1,275,930
		31,438,720
Software — 8.2%
Atlassian Corp. PLC Class A (a)	18,976	4,437,917
Bentley Systems, Inc. Class A	4,000	162,040
Bill.com Holdings, Inc. (a)	11,170	1,524,705
Black Knight, Inc. (a)	42,844	3,785,267
Broadridge Financial Solutions, Inc.	7,000	1,072,400
Ceridian HCM Holding, Inc. (a)	71,486	7,617,548
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (e)	5,148	126,075
Citrix Systems, Inc.	10,000	1,301,000
Clarivate PLC (a)	235,304	6,990,882
Cloudflare, Inc. Class A (a)	5,128	389,677
Computer Modelling Group Ltd.	18,514	70,978
Coupa Software, Inc. (a)	8,997	3,049,173
Databricks, Inc. (Acquired 7/24/20, Cost $16,140) (a) (c) (d) (e)	515	34,649
Datadog, Inc. Class A (a)	25,589	2,518,981
The Descartes Systems Group, Inc. (a)	45,451	2,657,974
DocuSign, Inc. (a)	21,346	4,745,216
Duck Creek Technologies, Inc. (a)	20,229	875,916
Five9, Inc. (a)	26,710	4,658,224
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (c) (d) (e)	11,083	134,849
HubSpot, Inc. (a)	6,608	2,619,676
JFrog Ltd. (a)	866	54,411
Manhattan Associates, Inc. (a)	2,800	294,504
Megaport Ltd. (a) (b)	47,364	519,817
MSCI, Inc.	6,285	2,806,441
nCino, Inc. (a)	14,059	1,018,012
nCino, Inc., Lockup Shares (Acquired 9/16/19, Cost $280,358) (a) (c) (d)	12,890	886,697
Oak Street Health, Inc. (a)	1,197	73,209
Outset Medical, Inc. (a)	3,066	174,271
Outset Medical, Inc., Lockup Shares (Acquired 8/20/18-1/28/20, Cost $49,999) (a) (c) (d)	2,787	150,492
PagerDuty, Inc. (a) (b)	16,129	672,579
Paycom Software, Inc. (a)	1,967	889,576
PDF Solutions, Inc. (a)	15,130	326,808
Phreesia, Inc. (a)	9,359	507,819
Procore Technologies, Inc. (Acquired 7/15/20-12/09/20, Cost $136,304) (a) (c) (d) (e)	2,427	152,901
PTC, Inc. (a)	4,000	478,440
Schrodinger, Inc. /United States (a)	1,171	92,720
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (c) (d) (e)	467	18,185
Splunk, Inc. (a)	11,000	1,868,790
SS&C Technologies Holdings, Inc	29,628	2,155,437
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (c) (d) (e)	2,657	30,277
Toast Inc. (Acquired 9/14/18-3/27/19, Cost $26,707) (a) (c) (d) (e)	982	93,290
Twilio, Inc. Class A (a)	4,683	1,585,196
Veeva Systems, Inc. Class A (a)	21,749	5,921,165
Workiva, Inc. (a)	4,973	455,626
Xero Ltd. (a)	15,617	1,777,953

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zynga, Inc. Class A (a)	225,546	$2,226,139
		74,003,902
		111,252,307
Utilities — 2.9%
Electric — 1.9%
Ameren Corp.	9,000	702,540
Ameresco, Inc. Class A (a)	4,992	260,782
CenterPoint Energy, Inc.	88,184	1,908,302
Eversource Energy	7,000	605,570
FirstEnergy Corp.	123,478	3,779,662
IDACORP, Inc.	11,819	1,134,979
MGE Energy, Inc.	11,277	789,728
NorthWestern Corp.	3,200	186,592
PG&E Corp. (a)	352,001	4,385,932
PNM Resources, Inc.	11,497	557,949
Sempra Energy	14,000	1,783,740
Vistra Corp.	30,857	606,649
		16,702,425
Gas — 0.7%
Chesapeake Utilities Corp.	16,556	1,791,525
National Fuel Gas Co.	33,707	1,386,369
ONE Gas, Inc.	27,693	2,125,991
RGC Resources, Inc.	4,783	113,740
Southwest Gas Holdings, Inc.	19,749	1,199,752
		6,617,377
Water — 0.3%
California Water Service Group	15,341	828,874
Middlesex Water Co.	9,582	694,407
SJW Group	12,302	853,267
		2,376,548
		25,696,350

TOTAL COMMON STOCK (Cost $671,795,589)		871,254,450

Preferred Stock — 1.2%

Communications — 0.0%
Internet — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (c) (d) (e)	5,266	30,520
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (c) (d) (e)	3,470	20,111
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (c) (d) (e)	8,410	53,824
		104,455

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 0.3%
Apparel — 0.0%
Allbirds, Inc., Series A, (Acquired 10/10/18, Cost $44,527) (a) (c) (d) (e)	4,060	$46,943
Allbirds, Inc., Series B, (Acquired 10/10/18, Cost $7,787) (a) (c) (d) (e)	710	8,209
Allbirds, Inc., Series C, (Acquired 10/09/18, Cost $74,796) (a) (c) (d) (e)	6,820	78,856
Allbirds, Inc., Series E, (Acquired 9/22/20, Cost $87,955) (a) (c) (d) (e)	7,607	87,955
Allbirds, Inc., Series Seed, (Acquired 10/10/18, Cost $23,963) (a) (c) (d) (e)	2,185	25,264
		247,227
Auto Manufacturers — 0.2%
Aurora Innovation, Inc., Series B, (Acquired 3/01/19, Cost $32,156) (a) (c) (d) (e)	3,480	68,406
Nuro, Inc., Series C , (Acquired 10/30/20, Cost $176,877) (a) (c) (d) (e)	13,549	176,877
Rivian Automotive, Inc., Series D, (Acquired 12/23/19, Cost $466,859) (a) (c) (d) (e)	43,453	690,034
Rivian Automotive, Inc., Series E, (Acquired 7/10/20, Cost $194,539) (a) (c) (d) (e)	26,293	417,533
		1,352,850
Retail — 0.1%
1stdibs.com, Inc., Series D, (Acquired 2/07/19, Cost $143,936) (a) (c) (d) (e)	28,724	238,696
A Place for Rover, Inc., Series G, (Acquired 5/11/18, Cost $106,965) (a) (c) (d) (e)	14,208	61,379
JAND, Inc., Series AA , (Acquired 11/19/20, Cost $24,584) (a) (c) (d) (e)	998	24,482
JAND, Inc., Series B , (Acquired 11/19/20, Cost $25) (a) (c) (d) (e)	1	25
JAND, Inc., Series E, (Acquired 3/09/18, Cost $138,341) (a) (c) (d) (e)	8,802	215,918
JAND, Inc., Series F, (Acquired 4/03/20, Cost $279,901) (a) (c) (d) (e)	14,359	352,235
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217) (a) (c) (d) (e)	4,025	9,217
Rent the Runway, Inc., Series F, (Acquired 3/21/19, Cost $67,441) (a) (c) (d) (e)	3,017	44,473
Rent the Runway, Inc., Series G, (Acquired 4/30/20, Cost $40,744) (a) (c) (d) (e)	2,764	40,744
		987,169
Consumer, Non-cyclical — 0.4%		2,587,246
Agriculture — 0.1%
Bunge Ltd. 4.875% (a)	5,529	602,661
Farmer’s Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081) (a) (c) (d) (e)	8,198	270,998

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Farmer’s Business Network, Inc., Series F, (Acquired 7/31/20, Cost $48,329) (a) (c) (d) (e)	5,211	$172,258
		1,045,917
Biotechnology — 0.1%
Ginkgo Bioworks, Inc., Series E, (Acquired 7/30/19-9/09/19, Cost $88,178) (a) (c) (d) (e)	594	89,213
Imago Biosciences, Inc., Series C, (Acquired 11/12/20, Cost $31,278) (a) (c) (d) (e)	25,897	31,278
Insistro, Inc., Series B, (Acquired 5/21/20, Cost $34,456) (a) (c) (d) (e)	5,530	34,456
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906) (a) (c) (d) (e)	30,866	29,907
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720) (a) (c) (d) (e)	19,306	263,720
Tenaya Therapeutics, Inc., Series C, (Acquired 12/17/20, Cost $31,389) (a) (c) (d) (e)	15,149	31,389
		479,963
Commercial Services — 0.1%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290) (a) (c) (d) (e)	93,556	225,290
ZenPayroll, Inc., Series B, (Acquired 8/18/20, Cost $20,633) (a) (c) (d) (e)	3,644	48,510
ZenPayroll, Inc., Series B-2, (Acquired 8/18/20, Cost $11,553) (a) (c) (d) (e)	6,804	90,578
ZenPayroll, Inc., Series C, (Acquired 7/16/18, Cost $84,209) (a) (c) (d) (e)	11,076	147,448
ZenPayroll, Inc., Series D, (Acquired 7/16/19, Cost $187,638) (a) (c) (d) (e)	14,095	187,638
		699,464
Foods — 0.1%
Cava Group, Inc., Series E, (Acquired 6/23/20, Cost $314,000) (a) (c) (d) (e)	13,857	314,000
Roofoods, Ltd., Series G, (Acquired 5/16/19, Cost $21,731) (a) (c) (d) (e)	52	33,451
SweetGreen, Inc., Series G, (Acquired 2/27/18, Cost $35,793) (a) (c) (d) (e)	3,977	65,978
SweetGreen, Inc., Series I, (Acquired 9/13/19, Cost $67,408) (a) (c) (d) (e)	3,942	65,398
		478,827
Health Care – Products — 0.0%
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326) (a) (c) (d) (e)	2,275	127,338
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149) (a) (c) (d) (e)	1,741	99,391

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059) (a) (c) (d) (e)	689	$39,660
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176) (a) (c) (d) (e)	500	28,920
		295,309
Health Care – Services — 0.0%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $71,520) (a) (c) (d) (e)	45,403	125,312

Pharmaceuticals — 0.0%
HashiCorp, Inc., Series E, (Acquired 3/13/20, Cost $60,038) (a) (c) (d) (e)	1,038	60,038
Haul Hub, Inc., Series B, (Acquired 2/14/20, Cost $74,693) (a) (c) (d) (e)	5,123	74,693
Longboard Pharmaceuticals, Inc., Series A, (Acquired 10/27/20, Cost $25,160) (a) (c) (d) (e)	2,516	25,160
		159,891
		3,284,683
Financial — 0.1%
Diversified Financial Services — 0.1%
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740) (a) (c) (d) (e)	17,990	209,584
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858) (a) (c) (d) (e)	30,861	359,531
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801) (a) (c) (d) (e)	5,060	126,801
		695,916
Insurance — 0.0%
Bright Health, Inc., Series E, (Acquired 9/16/20, Cost $150,478) (a) (c) (d) (e)	7,370	150,478
Go Maps, Inc., Series B-1, (Acquired 5/15/19, Cost $1,626) (a) (c) (d) (e)	755	9,665
		160,143
		856,059
Industrial — 0.1%
Electronics — 0.1%
Sartorius AG 0.290%	2,130	892,770
Machinery – Diversified — 0.0%
Xometry, Inc., Series A-2 (Acquired 7/20/20, Cost $9,969) (a) (c) (d) (e)	3,497	33,701
Xometry, Inc., Series B (Acquired 7/20/20, Cost $4,817) (a) (c) (d) (e)	1,200	11,564
Xometry, Inc., Series C (Acquired 7/20/20, Cost $3,151) (a) (c) (d) (e)	1,247	12,017
Xometry, Inc., Series D (Acquired 7/20/20, Cost $2,132) (a) (c) (d) (e)	968	9,329
Xometry, Inc., Series E (Acquired 7/20/20, Cost $39,981) (a) (c) (d) (e)	7,000	95,354
Xometry, Inc., Series Seed-1 (Acquired 9/04/20, Cost $15,928) (a) (c) (d) (e)	6,353	50,824

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xometry, Inc., Series Seed-2 (Acquired 9/04/20, Cost $7,008) (a) (c) (d) (e)	2,795	$22,360
		235,149
		1,127,919
Technology — 0.3%
Computers — 0.0%
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (c) (d) (e)	6,566	14,642
Internet — 0.2%
Doximity, Inc., Series C (Acquired 3/22/18, Cost $7,616) (a) (c) (d) (e)	1,767	74,656
Toast, Inc., Series B (Acquired 9/14/18, Cost $3,409) (a) (c) (d) (e)	197	18,715
Toast, Inc., Series D (Acquired 6/27/18, Cost $215,697) (a) (c) (d) (e)	12,463	1,183,985
Toast, Inc., Series E (Acquired 3/27/19, Cost $80,643) (a) (c) (d) (e)	1,477	140,315
Toast, Inc., Series F (Acquired 2/14/20, Cost $85,991) (a) (c) (d) (e)	1,892	179,740
		1,597,411
Software — 0.1%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (e)	7,811	191,291
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (e)	10,209	250,018
ColorGenomics, Inc., Series D (Acquired 12/17/20, Cost $43,490) (a) (c) (d) (e)	1,155	43,490
ColorGenomics, Inc., Series D-1 (Acquired 1/13/20, Cost $56,632) (a) (c) (d) (e)	2,655	99,970
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (e)	2,443	164,365
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (c) (d) (e)	11,678	16,853
JetClosing, Inc., Series B-1 (Acquired 7/13/20, Cost $11,994) (a) (c) (d) (e)	8,970	11,994
JetClosing, Inc., Series B-2 (Acquired 2/06/20, Cost $5,769) (a) (c) (d) (e)	5,185	6,933
Procore Technologies, Inc., Series B (Acquired 7/15/20, Cost $7,740) (a) (c) (d) (e)	616	38,808
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (c) (d) (e)	3,743	164,511
Seismic Software, Inc., Series F (Acquired 9/25/20, Cost $18,592) (a) (c) (d) (e)	423	18,592
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (c) (d) (e)	10	389
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (c) (d) (e)	4,744	184,731
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (c) (d) (e)	220	8,567
		1,200,512
		2,812,565

TOTAL PREFERRED STOCK (Cost $7,976,310)		10,772,927

TOTAL EQUITIES (Cost $679,771,899)		882,027,377

	Principal Amount
Bonds & Notes — 0.1%

Bank Loans — 0.0%
Internet — 0.0%
Uber Technologies, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.000% 5.000% VRN 4/04/25	$43,875	43,994

TOTAL BANK LOANS (Cost $42,983)		43,994

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Corporate Debt — 0.1%
Oil & Gas Services — 0.1%
Weatherford International Ltd. 11.000% 12/01/24 (f)	$599,000	$467,220

TOTAL CORPORATE DEBT (Cost $421,056)		467,220

TOTAL BONDS & NOTES (Cost $464,039)		511,214

	Number of Shares
Rights — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc. (a) (d) (e)	25,104	—

TOTAL RIGHTS (Cost $0)		—

Warrants — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	7,777	22,164

Foods — 0.0%
Utz Brands, Inc., Expires 8/28/25 (a)	12,510	131,355
		153,519
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (a)	2,666	25,594

Financial — 0.0%
Banks — 0.0%
Dogwood State Bank, Expires 5/01/24 (Acquired 5/06/19, Cost $0) (a) (c) (d) (e)	800	—

Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc., Expires 12/31/99 (Acquired 10/15/18, Cost $0) (a) (c) (d) (e)	1,432	3,666
		3,666
TOTAL WARRANTS (Cost $103,785)		182,779

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (g)	3,445,356	$3,445,356

TOTAL MUTUAL FUNDS (Cost $3,445,356)		3,445,356

TOTAL LONG-TERM INVESTMENTS (Cost $683,785,079)		886,166,726

	Number of Shares
Short-Term Investments — 2.8%

Mutual Fund — 2.7%
T. Rowe Price Government Reserve Investment Fund	24,077,552	$24,077,552

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (h)	$993,704	993,704

TOTAL SHORT-TERM INVESTMENTS (Cost $25,071,256)		25,071,256

TOTAL INVESTMENTS — 101.1% (Cost $708,856,335) (i)		911,237,982

Other Assets/(Liabilities) — (1.1)%		(9,521,043)

NET ASSETS — 100.0%		$901,716,939

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $12,907,691 or 1.43% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,939,078 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2020, these securities amounted to a value of $15,139,382 or 1.68% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $14,922,030 or 1.65% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $711,102 or 0.08% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $993,704. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,013,620.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.9%

U.S. Government Agency Obligations and Instrumentalities — 9.6%
Collateralized Mortgage Obligations — 2.1%
Government National Mortgage Association
Series 2019-78, Class FB, 1 mo. USD LIBOR + .400% 0.530% FRN 6/20/49	$195,258	$196,415
Series 2016-121, Class JF, 1 mo. USD LIBOR + .400% 0.552% FRN 9/20/46	314,884	316,735
Series 2019-112, Class GF, 1 mo. USD LIBOR + .430% 0.582% FRN 9/20/49	214,401	215,487
Series 2019-103, Class CF, 1 mo. USD LIBOR + .450% 0.602% FRN 8/20/49	317,339	319,943
Series 2019-111, Class FB, 1 mo. USD LIBOR + .450% 0.602% FRN 9/20/49	141,321	142,447
Series 2019-125, Class DF, 1 mo. USD LIBOR + .450% 0.602% FRN 10/20/49	258,871	260,990
Series 2020-7, Class KE, 2.500% 1/20/50	588,484	613,775
		2,065,792
Pass-Through Securities — 7.5%
Government National Mortgage Association II
Pool #MA4484 3.000% 6/20/32	334,518	352,900
Pool #MA6255 3.000% 12/20/34	329,732	348,263
Pool #MA6381 3.000% 1/20/35	311,755	329,276
Pool #MA6630 3.000% 5/20/35	130,201	137,518
Pool #MA6464 3.000% 2/20/50	554,059	565,356
Pool #MA6531 3.000% 3/20/50	324,203	330,814
Pool #BQ0937 3.500% 9/20/49	114,046	123,562
Pool #BQ7205 3.500% 10/20/49	103,709	116,051
Pool #BS37G2 3.500% 1/20/50	239,973	260,027
Pool #BS3771 3.500% 2/20/50	186,121	201,582
Pool #MA4588 4.500% 7/20/47	275,424	300,642
Pool #MA4781 5.000% 10/20/47	124,825	138,754
Pool #MA4840 5.000% 11/20/47	93,908	104,386
Pool #MA5653 5.000% 12/20/48	415,776	455,022
Pool #MA5820 5.500% 3/20/49	47,030	52,088
Government National Mortgage Association II TBA
2.500% 3/01/50 (a)	2,195,000	2,323,270
3.000% 8/01/49 (a)	1,275,000	1,334,068
		7,473,579
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $9,404,627)		9,539,371

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 89.3%
U.S. Treasury Bonds & Notes — 89.3%
U.S. Treasury Bond
1.125% 8/15/40	$6,710,000	$6,354,518
1.250% 5/15/50	3,070,000	2,786,453
1.375% 11/15/40	2,610,000	2,581,636
1.375% 8/15/50	7,900,000	7,398,034
2.000% 2/15/50	4,050,000	4,401,000
2.250% 8/15/46	2,505,000	2,860,645
2.250% 8/15/49	2,550,000	2,920,313
2.375% 11/15/49	2,220,000	2,609,671
2.500% 2/15/46	1,700,000	2,031,317
2.500% 5/15/46	3,925,000	4,691,164
2.750% 8/15/47	1,895,000	2,377,046
2.750% 11/15/47	2,660,000	3,340,209
2.875% 11/15/46	1,700,000	2,172,830
3.000% 11/15/45	850,000	1,106,309
3.000% 2/15/47	1,560,000	2,040,620
3.000% 5/15/47	1,200,000	1,571,989
3.000% 2/15/48	2,020,000	2,652,147
3.000% 8/15/48	2,330,000	3,066,054
3.000% 2/15/49	2,480,000	3,272,077
3.125% 5/15/48 (b)	4,125,000	5,539,486
3.375% 11/15/48	2,330,000	3,273,304
4.375% 5/15/41	1,100,000	1,686,113
U.S. Treasury Inflation Index
0.125% 7/15/30	870,343	976,235
U.S. Treasury Note
0.875% 11/15/30	3,385,000	3,373,574
1.125% 5/15/40	6,845,000	6,497,774
1.500% 2/15/30	3,495,000	3,698,105
2.875% 5/15/49	2,480,000	3,202,972
		88,481,595

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,258,976)		88,481,595

TOTAL BONDS & NOTES (Cost $93,663,603)		98,020,966

TOTAL LONG-TERM INVESTMENTS (Cost $93,663,603)		98,020,966

Number of Shares
Short-Term Investments — 5.3%
Mutual Fund — 4.3%
T. Rowe Price Government Reserve Investment Fund	4,275,163	4,275,163

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value

Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (c)	$931,770	931,770

TOTAL SHORT-TERM INVESTMENTS (Cost $5,206,933)		5,206,933

TOTAL INVESTMENTS — 104.2% (Cost $98,870,536) (d)		103,227,899

Other Assets/(Liabilities) — (4.2)%		(4,175,965)

NET ASSETS — 100.0%		$99,051,934

Abbreviation Legend

FRN	Floating Rate Note
TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(b)	A portion of this security is pledged/held as collateral for open derivatives.
(c)	Maturity value of $931,770. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $950,493.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/21	251	$44,027,326	$(557,263)
U.S. Treasury Note 10 Year	3/22/21	16	2,209,773	(523)
				$(557,786)
Short
U.S. Treasury Ultra 10 Year	3/22/21	172	$(27,058,354)	$164,541
U.S. Treasury Ultra Bond	3/22/21	36	(7,837,543)	149,293
U.S. Treasury Note 2 Year	3/31/21	19	(4,194,520)	(4,035)
U.S. Treasury Note 5 Year	3/31/21	20	(2,521,535)	(1,746)
				$308,053

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 40.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,083,645	$23,045,119
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,028,223	15,248,544
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	166,394	1,863,613
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	942,145	13,359,620
MM S&P 500 Index Fund, Class I (a)	1,248,189	23,116,455
		76,633,351
Fixed Income Funds — 59.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,474,535	36,447,871
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	699,175	6,788,988
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,442,860	46,650,029
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	270,923	2,235,117
State Street Institutional U.S. Government Money Market Fund	5,524,057	5,524,057
T. Rowe Price Dynamic Global Bond Fund, Class I	608,245	6,015,546
T. Rowe Price Institutional Floating Rate Fund	262,728	2,545,831
T. Rowe Price Institutional High Yield Fund	692,752	6,110,077
		112,317,516

TOTAL MUTUAL FUNDS (Cost $177,638,705)		188,950,867

TOTAL LONG-TERM INVESTMENTS (Cost $177,638,705)		188,950,867

TOTAL INVESTMENTS — 100.0% (Cost $177,638,705) (b)		188,950,867

Other Assets/(Liabilities) — (0.0)%		(40,560)

NET ASSETS — 100.0%		$188,910,307

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.9%

Equity Funds — 39.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	371,660	$4,110,562
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	178,137	2,641,767
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	28,984	324,617
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	163,807	2,322,788
MM S&P 500 Index Fund, Class I (a)	231,839	4,293,658
		13,693,392
Fixed Income Funds — 60.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	828,403	8,689,944
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	173,087	1,680,677
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	568,958	5,974,062
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	62,003	511,522
State Street Institutional U.S. Government Money Market Fund	720,906	720,906
T. Rowe Price Dynamic Global Bond Fund, Class I	140,568	1,390,218
T. Rowe Price Institutional Floating Rate Fund	62,458	605,221
T. Rowe Price Institutional High Yield Fund	177,803	1,568,227
		21,140,777

TOTAL MUTUAL FUNDS (Cost $32,486,783)		34,834,169

TOTAL LONG-TERM INVESTMENTS (Cost $32,486,783)		34,834,169

TOTAL INVESTMENTS — 99.9% (Cost $32,486,783) (b)		34,834,169

Other Assets/(Liabilities) — 0.1%		25,237

NET ASSETS — 100.0%		$34,859,406

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 44.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,859,330	$20,564,186
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	894,987	13,272,657
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	141,887	1,589,132
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	838,097	11,884,215
MM S&P 500 Index Fund, Class I (a)	1,124,634	20,828,220
		68,138,410
Fixed Income Funds — 55.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,384,774	35,506,277
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	688,322	6,683,607
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,226,285	23,375,991
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	287,405	2,371,089
State Street Institutional U.S. Government Money Market Fund	4,221,791	4,221,791
T. Rowe Price Dynamic Global Bond Fund, Class I	573,901	5,675,880
T. Rowe Price Institutional Floating Rate Fund	253,465	2,456,080
T. Rowe Price Institutional High Yield Fund	704,980	6,217,927
		86,508,642

TOTAL MUTUAL FUNDS (Cost $143,598,521)		154,647,052

TOTAL LONG-TERM INVESTMENTS (Cost $143,598,521)		154,647,052

TOTAL INVESTMENTS — 100.0% (Cost $143,598,521) (b)		154,647,052

Other Assets/(Liabilities) — (0.0)%		(42,764)

NET ASSETS — 100.0%		$154,604,288

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 48.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,084,126	$23,050,430
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,499,749	22,241,276
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	163,653	1,832,918
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	943,525	13,379,180
MM S&P 500 Index Fund, Class I (a)	871,897	16,147,536
		76,651,340
Fixed Income Funds — 51.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,238,134	33,968,028
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	635,308	6,168,845
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,842,558	19,346,857
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	296,297	2,444,451
State Street Institutional U.S. Government Money Market Fund	4,644,610	4,644,610
T. Rowe Price Dynamic Global Bond Fund, Class I	552,738	5,466,580
T. Rowe Price High Yield Fund, Inc. Class I	5	36
T. Rowe Price Institutional Floating Rate Fund	241,269	2,337,900
T. Rowe Price Institutional High Yield Fund	664,604	5,861,807
		80,239,114

TOTAL MUTUAL FUNDS (Cost $143,311,840)		156,890,454

TOTAL LONG-TERM INVESTMENTS (Cost $143,311,840)		156,890,454

TOTAL INVESTMENTS — 100.0% (Cost $143,311,840) (b)		156,890,454

Other Assets/(Liabilities) — (0.0)%		(29,468)

NET ASSETS — 100.0%		$156,860,986

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 55.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,319,208	$136,250,437
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	10,159,452	150,664,667
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	972,078	10,887,279
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,279,965	74,869,905
MM S&P 500 Index Fund, Class I (a)	4,105,807	76,039,548
		448,711,836
Fixed Income Funds — 44.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	15,978,287	167,612,230
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,833,062	27,509,036
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,853,240	61,459,015
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,554,139	12,821,648
State Street Institutional U.S. Government Money Market Fund	37,004,767	37,004,767
T. Rowe Price Dynamic Global Bond Fund, Class I	2,330,694	23,050,561
T. Rowe Price Institutional Floating Rate Fund	1,118,317	10,836,489
T. Rowe Price Institutional High Yield Fund	2,870,871	25,321,086
		365,614,832

TOTAL MUTUAL FUNDS (Cost $732,066,872)		814,326,668

TOTAL LONG-TERM INVESTMENTS (Cost $732,066,872)		814,326,668

TOTAL INVESTMENTS — 100.1% (Cost $732,066,872) (b)		814,326,668

Other Assets/(Liabilities) — (0.1)%		(438,661)

NET ASSETS — 100.0%		$813,888,007

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 64.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,078,466	$133,587,831
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,978,517	147,981,411
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	956,532	10,713,163
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,271,276	74,746,700
MM S&P 500 Index Fund, Class I (a)	4,091,687	75,778,043
		442,807,148
Fixed Income Funds — 35.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	11,549,605	121,155,352
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,856,269	18,024,372
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,163,353	22,715,211
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,427,019	11,772,906
State Street Institutional U.S. Government Money Market Fund	29,585,556	29,585,556
T. Rowe Price Dynamic Global Bond Fund, Class I	1,661,136	16,428,631
T. Rowe Price Institutional Floating Rate Fund	785,859	7,614,970
T. Rowe Price Institutional High Yield Fund	1,849,076	16,308,854
		243,605,852

TOTAL MUTUAL FUNDS (Cost $610,017,125)		686,413,000

TOTAL LONG-TERM INVESTMENTS (Cost $610,017,125)		686,413,000

TOTAL INVESTMENTS — 100.1% (Cost $610,017,125) (b)		686,413,000

Other Assets/(Liabilities) — (0.1)%		(354,187)

NET ASSETS — 100.0%		$686,058,813

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 74.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	30,021,545	$332,038,284
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	27,114,795	402,112,408
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,300,389	25,764,361
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,502,143	191,460,386
MM S&P 500 Index Fund, Class I (a)	9,455,480	175,115,498
		1,126,490,937
Fixed Income Funds — 26.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	19,468,012	204,219,451
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,805,324	27,239,700
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,601,360	16,814,284
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	3,414,460	28,169,296
State Street Institutional U.S. Government Money Market Fund	54,887,699	54,887,699
T. Rowe Price Dynamic Global Bond Fund, Class I	2,750,962	27,207,012
T. Rowe Price Institutional Floating Rate Fund	1,260,822	12,217,368
T. Rowe Price Institutional High Yield Fund	2,904,708	25,619,521
		396,374,331

TOTAL MUTUAL FUNDS (Cost $1,314,546,259)		1,522,865,268

TOTAL LONG-TERM INVESTMENTS (Cost $1,314,546,259)		1,522,865,268

TOTAL INVESTMENTS — 100.1% (Cost $1,314,546,259) (b)		1,522,865,268

Other Assets/(Liabilities) — (0.1)%		(975,724)

NET ASSETS — 100.0%		$1,521,889,544

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 82.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	14,567,217	$161,113,420
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	14,444,667	214,214,413
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,086,474	12,168,504
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,539,179	92,725,565
MM S&P 500 Index Fund, Class I (a)	3,842,751	71,167,746
		551,389,648
Fixed Income Funds — 18.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,974,440	62,671,879
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	832,163	8,080,306
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,274,478	10,514,442
State Street Institutional U.S. Government Money Market Fund	19,749,040	19,749,040
T. Rowe Price Dynamic Global Bond Fund, Class I	930,029	9,197,989
T. Rowe Price Institutional Floating Rate Fund	396,224	3,839,411
T. Rowe Price Institutional High Yield Fund	860,559	7,590,130
		121,643,197

TOTAL MUTUAL FUNDS (Cost $574,614,055)		673,032,845

TOTAL LONG-TERM INVESTMENTS (Cost $574,614,055)		673,032,845

TOTAL INVESTMENTS — 100.1% (Cost $574,614,055) (b)		673,032,845

Other Assets/(Liabilities) — (0.1)%		(384,413)

NET ASSETS — 100.0%		$672,648,432

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 88.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	28,405,764	$314,167,751
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	30,612,135	453,977,957
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,993,370	22,325,742
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,714,164	180,286,848
MM S&P 500 Index Fund, Class I (a)	5,720,785	105,948,933
		1,076,707,231
Fixed Income Funds — 11.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,925,561	72,649,130
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	727,302	7,062,103
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	1,704,663	14,063,468
State Street Institutional U.S. Government Money Market Fund	22,121,384	22,121,384
T. Rowe Price Dynamic Global Bond Fund, Class I	1,084,206	10,722,799
T. Rowe Price Floating Rate Fund, Class I	2	17
T. Rowe Price Institutional Floating Rate Fund	358,561	3,474,461
T. Rowe Price Institutional High Yield Fund	890,279	7,852,262
		137,945,624

TOTAL MUTUAL FUNDS (Cost $1,007,865,497)		1,214,652,855

TOTAL LONG-TERM INVESTMENTS (Cost $1,007,865,497)		1,214,652,855

TOTAL INVESTMENTS — 100.1% (Cost $1,007,865,497) (b)		1,214,652,855

Other Assets/(Liabilities) — (0.1)%		(846,011)

NET ASSETS — 100.0%		$1,213,806,844

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 93.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,974,403	$132,436,901
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	13,002,854	192,832,327
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	851,058	9,531,851
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,279,309	74,860,601
MM S&P 500 Index Fund, Class I (a)	2,157,883	39,964,002
		449,625,682
Fixed Income Funds — 7.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,449,588	15,206,183
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	95,767	929,895
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	529,438	4,367,863
State Street Institutional U.S. Government Money Market Fund	8,647,983	8,647,983
T. Rowe Price Dynamic Global Bond Fund, Class I	252,470	2,496,929
T. Rowe Price Institutional Floating Rate Fund	78,596	761,595
T. Rowe Price Institutional High Yield Fund	170,812	1,506,559
		33,917,007

TOTAL MUTUAL FUNDS (Cost $399,190,229)		483,542,689

TOTAL LONG-TERM INVESTMENTS (Cost $399,190,229)		483,542,689

TOTAL INVESTMENTS — 100.1% (Cost $399,190,229) (b)		483,542,689

Other Assets/(Liabilities) — (0.1)%		(297,984)

NET ASSETS — 100.0%		$483,244,705

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 93.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	18,811,574	$208,056,007
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	20,398,247	302,506,005
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,310,723	14,680,103
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	8,350,112	118,404,590
MM S&P 500 Index Fund, Class I (a)	3,381,780	62,630,558
		706,277,263
Fixed Income Funds — 6.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,260,957	23,717,440
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	143,978	1,398,026
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	819,063	6,757,272
State Street Institutional U.S. Government Money Market Fund	11,753,695	11,753,695
T. Rowe Price Dynamic Global Bond Fund, Class I	396,670	3,923,064
T. Rowe Price Floating Rate Fund, Class I	1	6
T. Rowe Price Institutional Floating Rate Fund	122,292	1,185,006
T. Rowe Price Institutional High Yield Fund	268,987	2,372,464
		51,106,973

TOTAL MUTUAL FUNDS (Cost $623,362,873)		757,384,236

TOTAL LONG-TERM INVESTMENTS (Cost $623,362,873)		757,384,236

TOTAL INVESTMENTS — 100.1% (Cost $623,362,873) (b)		757,384,236

Other Assets/(Liabilities) — (0.1)%		(523,579)

NET ASSETS — 100.0%		$756,860,657

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 93.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	6,584,666	$72,826,403
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,100,166	105,295,456
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	458,479	5,134,961
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,911,271	41,281,822
MM S&P 500 Index Fund, Class I (a)	1,159,266	21,469,606
		246,008,248
Fixed Income Funds — 6.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	790,687	8,294,310
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	50,670	492,001
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	284,659	2,348,439
State Street Institutional U.S. Government Money Market Fund	4,083,151	4,083,151
T. Rowe Price Dynamic Global Bond Fund, Class I	135,061	1,335,755
T. Rowe Price High Yield Fund, Inc. Class I	1	4
T. Rowe Price Institutional Floating Rate Fund	40,876	396,093
T. Rowe Price Institutional High Yield Fund	90,984	802,480
		17,752,233

TOTAL MUTUAL FUNDS (Cost $218,481,197)		263,760,481

TOTAL LONG-TERM INVESTMENTS (Cost $218,481,197)		263,760,481

TOTAL INVESTMENTS — 100.1% (Cost $218,481,197) (b)		263,760,481

Other Assets/(Liabilities) — (0.1)%		(146,113)

NET ASSETS — 100.0%		$263,614,368

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%

Equity Funds — 93.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,958,457	$21,660,536
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,108,692	31,271,905
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	136,031	1,523,544
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	856,735	12,148,503
MM S&P 500 Index Fund, Class I (a)	348,623	6,456,506
		73,060,994
Fixed Income Funds — 6.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	234,897	2,464,065
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	14,521	140,996
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	85,208	702,969
State Street Institutional U.S. Government Money Market Fund	1,229,851	1,229,851
T. Rowe Price Dynamic Global Bond Fund, Class I	40,240	397,975
T. Rowe Price Institutional Floating Rate Fund	13,414	129,981
T. Rowe Price Institutional High Yield Fund	28,258	249,236
		5,315,073

TOTAL MUTUAL FUNDS (Cost $65,846,330)		78,376,067

TOTAL LONG-TERM INVESTMENTS (Cost $65,846,330)		78,376,067

TOTAL INVESTMENTS — 100.0% (Cost $65,846,330) (b)		78,376,067

Other Assets/(Liabilities) — (0.0)%		(17,346)

NET ASSETS — 100.0%		$78,358,721

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund ("Strategic Bond Fund")

MassMutual Select BlackRock Global Allocation Fund ("MM Select BlackRock Global Allocation Fund")

MassMutual Select Diversified Value Fund ("Diversified Value Fund")

MassMutual Select Fundamental Value Fund ("Fundamental Value Fund")

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund ("Fundamental Growth Fund")

MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund")

MassMutual Select Growth Opportunities Fund ("Growth Opportunities Fund")

MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund")

MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund")

MassMutual Select Small Company Value Fund ("Small Company Value Fund")

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund ("Overseas Fund")

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual Select 20/80 Allocation Fund ("20/80 Allocation Fund")

MassMutual Select 40/60 Allocation Fund ("40/60 Allocation Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select 60/40 Allocation Fund ("60/40 Allocation Fund")

MassMutual Select 80/20 Allocation Fund ("80/20 Allocation Fund")

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund ("MM RetireSMART by JPMorgan In Retirement Fund")

MassMutual RetireSMARTSM by JPMorgan 2020 Fund ("MM RetireSMART by JPMorgan 2020 Fund")

MassMutual RetireSMARTSM by JPMorgan 2025 Fund ("MM RetireSMART by JPMorgan 2025 Fund")

MassMutual RetireSMARTSM by JPMorgan 2030 Fund ("MM RetireSMART by JPMorgan 2030 Fund")

MassMutual RetireSMARTSM by JPMorgan 2035 Fund ("MM RetireSMART by JPMorgan 2035 Fund")

MassMutual RetireSMARTSM by JPMorgan 2040 Fund ("MM RetireSMART by JPMorgan 2040 Fund")

MassMutual RetireSMARTSM by JPMorgan 2045 Fund ("MM RetireSMART by JPMorgan 2045 Fund")

MassMutual RetireSMARTSM by JPMorgan 2050 Fund ("MM RetireSMART by JPMorgan 2050 Fund")

MassMutual RetireSMARTSM by JPMorgan 2055 Fund ("MM RetireSMART by JPMorgan 2055 Fund")

MassMutual RetireSMARTSM by JPMorgan 2060 Fund ("MM RetireSMART by JPMorgan 2060 Fund")

MM Select Equity Asset Fund ("Equity Asset Fund")

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (formerly known as MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund) (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Select Target Allocation Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM Select Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust, MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Select Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis of Consolidation

The accompanying portfolio of investments for the MM Select BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the MM Select BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the MM Select BlackRock Global Allocation Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the MM Select BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The MM Select BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2020, the MM Select BlackRock Global Allocation Fund’s net assets were approximately $671,804,066, of which approximately $13,206,271 or approximately 1.97%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

The net asset value of each of the MM Select Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fundamental Value Fund, Fundamental Growth Fund, and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2020. The MM Select Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of December 31, 2020. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2020, for the remaining Funds' investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$10,914,470	$—	$10,914,470
Corporate Debt	—	199,224,147	—	199,224,147
Municipal Obligations	—	11,219,334	—	11,219,334
Non-U.S. Government Agency Obligations	—	100,956,267	—	100,956,267
Sovereign Debt Obligations	—	7,425,758	—	7,425,758
U.S. Government Agency Obligations and Instrumentalities	—	294,546,119	—	294,546,119
U.S. Treasury Obligations	—	374,621,488	—	374,621,488
Short-Term Investments	—	83,871,737	—	83,871,737
Total Investments	$—	$1,082,779,320	$—	$1,082,779,320
Liability Derivatives
Forward Contracts	$—	$(148,597)	$—	$(148,597)
Futures Contracts	(92,100)	—	—	(92,100)
Total	$(92,100)	$(148,597)	$—	$(240,697)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$36,312,874	$—	$36,312,874
Corporate Debt	—	284,152,176	—	284,152,176
Municipal Obligations	—	512,494	—	512,494
Non-U.S. Government Agency Obligations	—	75,419,237	—	75,419,237
Sovereign Debt Obligations	—	66,494,684	—	66,494,684
U.S. Government Agency Obligations and Instrumentalities	—	166,506,244	—	166,506,244
U.S. Treasury Obligations	—	132,085,831	—	132,085,831
Purchased Options	25,156	83,385	—	108,541
Short-Term Investments	—	60,649,833	—	60,649,833
Total Investments	$25,156	$822,216,758	$—	$822,241,914
Asset Derivatives
Forward Contracts	$—	$2,655,174	$—	$2,655,174
Futures Contracts	1,119,233	—	—	1,119,233
Swap Agreements	—	8,346,371	—	8,346,371
Total	$1,119,233	$11,001,545	$—	$12,120,778
Liability Derivatives
Forward Contracts	$—	$(1,222,470)	$—	$(1,222,470)
Futures Contracts	(1,908,251)	—	—	(1,908,251)
Written Options	(45,472)	—	—	(45,472)
Total	$(1,953,723)	$(1,222,470)	$—	$(3,176,193)

Notes to Portfolio of Investments (Unaudited)(Continued)

BlackRock Global Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$350,062	$370,365	$720,427
Bermuda	415,832	191,366	—	607,198
Brazil	204,596	78,890	—	283,486
British Virgin Islands	238,518	—	—	238,518
Canada	5,699,465	—	—	5,699,465
Cayman Islands	3,639,382	6,279,391	—	9,918,773
China	—	5,657,028	—	5,657,028
Denmark	—	896,665	—	896,665
Finland	—	1,753,061	—	1,753,061
France	—	17,274,983	—	17,274,983
Germany	—	16,721,156	—	16,721,156
Hong Kong	—	4,320,469	—	4,320,469
India	—	2,289,163	—	2,289,163
Indonesia	—	209,862	—	209,862
Ireland	108,489	748,241	—	856,730
Italy	—	10,078,956	—	10,078,956
Japan	—	16,613,389	—	16,613,389
Luxembourg	192,802	—	—	192,802
Mexico	21,019	—	—	21,019
Netherlands	3,038,107	16,300,518	—	19,338,625
Norway	—	107,358	—	107,358
Poland	—	8,872	—	8,872
Portugal	—	118,128	—	118,128
Republic of Korea	—	3,272,489	—	3,272,489
Saudi Arabia	—	1,513	—	1,513
Singapore	—	496,276	—	496,276
South Africa	—	70,069	—	70,069
Spain	—	2,016,521	—	2,016,521
Sweden	—	6,051,101	—	6,051,101
Switzerland	1,606,742	4,995,075	—	6,601,817
Taiwan	—	7,686,712	—	7,686,712
Thailand	266,648	48,293	—	314,941
Turkey	—	26,027	—	26,027
United Kingdom	3,727,689	10,380,249	—+	14,107,938
United States	284,632,770	4,753,770	20,819	289,407,359
Preferred Stock*
Brazil	—	159,265	—	159,265
Germany	—	17,513	—	17,513
United Kingdom	549,462	—	—	549,462
United States	3,332,499	—	1,767,827	5,100,326
Bank Loans	—	7,145,629	—	7,145,629
Corporate Debt	—	36,566,245	2,326,135	38,892,380
Non-U.S. Government Agency Obligations	—	5,705,359	—	5,705,359
Sovereign Debt Obligations	—	55,840,746	—	55,840,746
U.S. Government Agency Obligations and Instrumentalities	—	91,079	—	91,079
U.S. Treasury Obligations	—	30,157,203	—	30,157,203
Mutual Funds	39,028,460	—	—	39,028,460
Purchased Options	4,383,548	1,550,831	—	5,934,379
Warrants	32	—	—	32
Rights	—	1,089	—	1,089
Short-Term Investments	—	44,229,254	—	44,229,254
Total Investments	$351,086,060	$321,259,866	$4,485,146	$676,831,072

Liability Investments
Equities Sold Short	$(3,786,752)	$—	$—	$(3,786,752)

Asset Derivatives
Forward Contracts	$—	$2,139,343	$—	$2,139,343
Futures Contracts	317,653	—	—	317,653
Swap Agreements	—	1,626,725	—	1,626,725
Total	$317,653	$3,766,068	$—	$4,083,721

Liability Derivatives
Forward Contracts	$—	$(1,060,807)	$—	$(1,060,807)
Futures Contracts	(2,099,061)	—	—	(2,099,061)
Swap Agreements	—	(2,067,961)	—	(2,067,961)
Written Options	(2,928,131)	(706,387)	—	(3,634,518)
Total	$(5,027,192)	$(3,835,155)	$—	$(8,862,347)

Notes to Portfolio of Investments (Unaudited)(Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$361,755,593	$4,499,993	*	$—	$366,255,586
Preferred Stock	3,860,327	—		—	3,860,327
Mutual Funds	2,935,129	—		—	2,935,129
Short-Term Investments	104	2,751,587		—	2,751,691
Total Investments	$368,551,153	$7,251,580		$—	$375,802,733

Notes to Portfolio of Investments (Unaudited)(Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$3,395,596,647	$—	$—	$3,395,596,647
Mutual Funds	1,352,329	—	—	1,352,329
Short-Term Investments	—	9,969,589	—	9,969,589
Total Investments	$3,396,948,976	$9,969,589	$—	$3,406,918,565

Asset Derivatives
Futures Contracts	$127,068	$—	$—	$127,068

Notes to Portfolio of Investments (Unaudited)(Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$730,801,152	$33,187,835	*	$—	$763,988,987
Preferred Stock	5,972,290	—		—	5,972,290
Mutual Funds	1,011,345	—		—	1,011,345
Short-Term Investments	156	8,357,474		—	8,357,630
Total Investments	$737,784,943	$41,545,309		$—	$779,330,252

Notes to Portfolio of Investments (Unaudited)(Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$4,495,998,226	$65,139,432	*	$5,207,985	$4,566,345,643
Mutual Funds	1,240,058	—		—	1,240,058
Short-Term Investments	100	36,840,328		—	36,840,428
Total Investments	$4,497,238,384	$101,979,760		$5,207,985	$4,604,426,129

Notes to Portfolio of Investments (Unaudited)(Continued)

Mid-Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$104,029,321	$8,131,632	*	$—	$112,160,953
Mutual Funds	2,719,534	—		—	2,719,534
Short-Term Investments	—	1,862,445		—	1,862,445
Total Investments	$106,748,855	$9,994,077		$—	$116,742,932
Asset Derivatives
Forward Contracts	$—	$12,108		$—	$12,108
Liability Derivatives
Forward Contracts	$—	$(70,711)		$—	$(70,711)

Notes to Portfolio of Investments (Unaudited)(Continued)

Small Cap Value Equity Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$86,395,289	$1,839,860	*	$—	+	$88,235,149
Mutual Funds	1,125,763	—		—		1,125,763
Short-Term Investments	—	1,551,293		—		1,551,293
Total Investments	$87,521,052	$3,391,153		$—		$90,912,205

Notes to Portfolio of Investments (Unaudited)(Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$211,836,011	$—	$—	+	$211,836,011
Mutual Funds	965,230	—	—		965,230
Short-Term Investments	—	3,581,199	—		3,581,199
Total Investments	$212,801,241	$3,581,199	$—		$216,382,440

Notes to Portfolio of Investments (Unaudited)(Continued)

S&P Mid Cap Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$430,336,894	$—	$—	$430,336,894
Mutual Funds	769,105	—	—	769,105
Short-Term Investments	—	3,377,712	—	3,377,712
Total Investments	$431,105,999	$3,377,712	$—	$434,483,711
Asset Derivatives
Futures Contracts	$18,480	$—	$—	$18,480

Notes to Portfolio of Investments (Unaudited)(Continued)

Russell 2000 Small Cap Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$303,956,787	$—	$2,548	$303,959,335
Warrants	—	—	826	826
Rights	—	—	10,471	10,471
Mutual Funds	7,517,916	—	—	7,517,916
Short-Term Investments	—	6,765,783	—	6,765,783
Total Investments	$311,474,703	$6,765,783	$13,845	$318,254,331
Liability Derivatives
Futures Contracts	$(22,683)	$—	$—	$(22,683)

Notes to Portfolio of Investments (Unaudited)(Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$9,515,419,358	$6,768,420	$26,327,429	$9,548,515,207
Preferred Stock	—	—	36,009,352	36,009,352
Warrants	768,182	—	—	768,182
Mutual Funds	46,995,652	—	—	46,995,652
Short-Term Investments	153,857,659	76,492,683	—	230,350,342
Total Investments	$9,717,040,851	$83,261,103	$62,336,781	$9,862,638,735

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$732,493,184	$1,761,019	$21,384	$734,275,587
Preferred Stock	—	—	588,992	588,992
Mutual Funds	10,567,271	—	—	10,567,271
Short-Term Investments	—	7,009,605	—	7,009,605
Total Investments	$743,060,455	$8,770,624	$610,376	$752,441,455

Notes to Portfolio of Investments (Unaudited) (Continued)

MSCI EAFE International Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$14,739,782	$—	$14,739,782
Austria	—	376,478	—	376,478
Belgium	—	1,916,350	—	1,916,350
Bermuda	—	356,953	—	356,953
Cayman Islands	55,576	1,142,225	—	1,197,801
Denmark	—	5,401,205	—	5,401,205
Finland	—	2,602,759	—	2,602,759
France	—	22,229,626	—	22,229,626
Germany	110,479	18,615,710	—	18,726,189
Hong Kong	—	5,462,507	—	5,462,507
Ireland	—	1,798,818	—	1,798,818
Israel	612,859	713,498	—	1,326,357
Italy	—	3,992,645	—	3,992,645
Japan	—	54,617,252	—	54,617,252
Luxembourg	—	585,965	—	585,965
Netherlands	558,287	10,176,772	—	10,735,059
New Zealand	—	846,570	—	846,570
Norway	—	1,260,243	—	1,260,243
Papua New Guinea	—	73,227	—	73,227
Portugal	—	372,470	—	372,470
Singapore	—	2,259,329	—	2,259,329
Spain	—	5,256,950	—	5,256,950
Sweden	—	6,867,064	—	6,867,064
Switzerland	—	20,796,431	—	20,796,431
United Kingdom	1,357,280	28,903,279	—	30,260,559
Preferred Stock*
Germany	—	1,209,834	—	1,209,834
Italy	—	38,049	—	38,049
Mutual Funds	378,425	—	—	378,425
Warrants	3,788	—	—	3,788
Rights	6,873	14,657	—	21,530
Short-Term Investments	—	692,154	—	692,154
Total Investments	$3,083,567	$213,318,802	$—	$216,402,369
Asset Derivatives
Forward Contracts	$—	$19,318	$—	$19,318
Futures Contracts	49,838	—	—	49,838
Total	$49,838	$19,318	$—	$69,156
Liability Derivatives
Forward Contracts	$—	$(6,098)	$—	$(6,098)
Futures Contracts	(6,193)	—	—	(6,193)
Total	$(6,193)	$(6,098)	$—	$(12,291)

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$9,003,188	$—	$9,003,188
Belgium	—	8,815,309	—	8,815,309
Brazil	1,415,326	—	—	1,415,326
Canada	19,212,994	—	—	19,212,994
Cayman Islands	2,425,821	5,792,412	—	8,218,233
Denmark	—	11,680,180	—	11,680,180
Finland	—	3,129,104	—	3,129,104
France	—	108,474,382	—	108,474,382
Germany	4,890	95,959,663	—	95,964,553
Hong Kong	—	13,014,847	—	13,014,847
India	—	16,160,040	—	16,160,040
Indonesia	—	1,609,319	—	1,609,319
Ireland	8,691,940	5,159,637	—	13,851,577
Israel	5,722,573	—	—	5,722,573
Italy	—	17,884,654	—	17,884,654
Japan	—	78,037,666	—	78,037,666
Mexico	2,444,808	—	—	2,444,808
Netherlands	—	41,844,119	—	41,844,119
Portugal	—	2,702,260	—	2,702,260
Republic of Korea	—	4,542,110	—	4,542,110
Singapore	—	4,346,640	—	4,346,640
South Africa	—	7,061,172	—	7,061,172
Spain	—	10,319,140	—	10,319,140
Sweden	—	15,204,177	—	15,204,177
Switzerland	—	89,954,818	—	89,954,818
Taiwan	7,097,523	—	—	7,097,523
United Kingdom	5,511,332	106,045,801	—	111,557,133
United States	3,422,260	—	—	3,422,260
Preferred Stock*
Germany	—	845,131	—	845,131
Warrants	49,312	—	—	49,312
Short-Term Investments	—	14,143,005	—	14,143,005
Total Investments	$55,998,779	$671,728,774	$—	$727,727,553
Liability Derivatives
Forward Contracts	$—	$(4,892)	$—	$(4,892)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$38,341,370	$—	$38,341,370
Austria	—	11,781,163	—	11,781,163
Belgium	—	7,811,619	—	7,811,619
Bermuda	4,844,659	4,058,837	—	8,903,496
Brazil	1,618,637	11,985,585	—	13,604,222
British Virgin Islands	—	1,121,365	—	1,121,365
Canada	46,678,292	—	—	46,678,292
Cayman Islands	47,535,308	48,565,862	—	96,101,170
Chile	2,074,847	—	—	2,074,847
China	454,532	51,082,384	—	51,536,916
Cyprus	686,619	—	—	686,619
Czech Republic	—	806,574	—	806,574
Denmark	885,935	1,503,968	—	2,389,903
Finland	—	12,955,031	—	12,955,031
France	—	116,736,721	—	116,736,721
Germany	—	87,538,727	—	87,538,727
Hong Kong	—	33,649,395	—	33,649,395
Hungary	—	4,123,113	—	4,123,113
India	2,134,862	46,522,123	—	48,656,985
Indonesia	—	11,477,536	—	11,477,536
Ireland	—	7,396,897	—	7,396,897
Italy	—	19,849,490	—	19,849,490
Japan	1,069,050	252,718,985	—	253,788,035
Luxembourg	2,849,515	1,281,640	—	4,131,155
Mexico	4,979,605	—	—	4,979,605
Netherlands	15,935,956	80,564,727	—	96,500,683
Norway	—	9,822,549	—	9,822,549
Philippines	—	6,009,875	—	6,009,875
Poland	—	3,686,055	—	3,686,055
Portugal	—	12,968,956	—	12,968,956
Republic of Korea	1,941,823	86,569,058	—	88,510,881
Russia	—	13,688,263	—	13,688,263
Saudi Arabia	—	1,447,095	—	1,447,095
Singapore	—	10,514,395	—	10,514,395
South Africa	—	22,550,536	—	22,550,536
Spain	—	10,140,134	—	10,140,134
Sweden	—	20,893,217	—	20,893,217
Switzerland	—	95,492,496	—	95,492,496
Taiwan	—	62,183,536	—	62,183,536
Thailand	6,874,648	586,476	—	7,461,124
Turkey	—	799,790	—	799,790
United Arab Emirates	—	2,141,463	—	2,141,463
United Kingdom	31,441,878	137,633,780	—	169,075,658
United States	20,097,657	1,907,765	—	22,005,422
Preferred Stock*
Brazil	—	8,498,202	—	8,498,202
Germany	—	4,349,693	—	4,349,693
Italy	—	1,025,764	—	1,025,764
Republic of Korea	—	3,458,588	—	3,458,588
United States	—	—	847,213	847,213
Mutual Funds	3,106,029	—	—	3,106,029
Rights	—	180,859	—	180,859
Short-Term Investments	34,452,825	1,000,000	—	35,452,825
Total Investments	$229,662,677	$1,369,421,657	$847,213	$1,599,931,547
Liability Derivatives
Written Options	$—	$(58,126)	$—	$(58,126)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$463,821,112	$8,147	$—	+	$463,829,259
Warrants	—	68	—	+	68
Rights	—	—	3,843		3,843
Mutual Funds	38,776	—	—		38,776
Short-Term Investments	—	3,546,106	—		3,546,106
Total Investments	$463,859,888	$3,554,321	$3,843		$467,418,052
Asset Derivatives
Futures Contracts	$28,260	$—	$—		$28,260

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$13,140,281	$—	$13,140,281
Corporate Debt	—	275,516,336	—	275,516,336
Non-U.S. Government Agency Obligations	—	121,528,603	—	121,528,603
Sovereign Debt Obligations	—	116,050,897	—	116,050,897
U.S. Government Agency Obligations and Instrumentalities	—	118,314,165	—	118,314,165
U.S. Treasury Obligations	—	99,435,297	—	99,435,297
Short-Term Investments	71,917,128	20,861,179	—	92,778,307
Total Investments	$71,917,128	$764,846,758	$—	$836,763,886
Asset Derivatives
Forward Contracts	$—	$1,100,458	$—	$1,100,458
Futures Contracts	347,009	—	—	347,009
Swap Agreements	—	2,113,578	—	2,113,578
Total	$347,009	$3,214,036	$—	$3,561,045
Liability Derivatives
Forward Contracts	$—	$(5,581,772)	$—	$(5,581,772)
Futures Contracts	(434,423)	—	—	(434,423)
Swap Agreements	—	(1,791,478)	—	(1,791,478)
Total	$(434,423)	$(7,373,250)	$—	$(7,807,673)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Emerging Markets Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$33,663,270	$—	$33,663,270
Sovereign Debt Obligations	—	72,766,577	—	72,766,577
U.S. Treasury Obligations	—	275,491	—	275,491
Short-Term Investments	3,961,011	1,334,240	—	5,295,251
Total Investments	$3,961,011	$108,039,578	$—	$112,000,589
Asset Derivatives
Forward Contracts	$—	$31,597	$—	$31,597
Futures Contracts	6,982	—	—	6,982
Total	$6,982	$31,597	$—	$38,579
Liability Derivatives
Forward Contracts	$—	$(37,035)	$—	$(37,035)
Futures Contracts	(588)	—	—	(588)
Swap Agreements	—	(117,710)	—	(117,710)
Total	$(588)	$(154,745)	$—	$(155,333)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$1,999,637,239	$23,845,539	*	$6,177,943	$2,029,660,721
Preferred Stock	1,339,903	—		15,496,190	16,836,093
Mutual Funds	877,262	—		—	877,262
Short-Term Investments	23,781,088	1,000,000		—	24,781,088
Total Investments	$2,025,635,492	$24,845,539		$21,674,133	$2,072,155,164

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$9,918,939	$—	$9,918,939
Municipal Obligations	—	1,311,281	—	1,311,281
Non-U.S. Government Agency Obligations	—	14,299,154	—	14,299,154
U.S. Government Agency Obligations and Instrumentalities	—	12,774,848	—	12,774,848
U.S. Treasury Obligations	—	157,748,313	—	157,748,313
Short-Term Investments	9,206,574	817,094	—	10,023,668
Total Investments	$9,206,574	$196,869,629	$—	$206,076,203
Asset Derivatives
Forward Contracts	$—	$38,368	$—	$38,368
Futures Contracts	91,813	—	—	91,813
Swap Agreements	—	188,256	—	188,256
Total	$91,813	$226,624	$—	$318,437
Liability Derivatives
Forward Contracts	$—	$(14,559)	$—	$(14,559)
Futures Contracts	(754)	—	—	(754)
Swap Agreements	—	(163,417)	—	(163,417)
Total	$(754)	$(177,976)	$—	$(178,730)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$10,785,229	$—	$10,785,229
Austria	—	139,415	—	139,415
Bermuda	—	259,844	—	259,844
Brazil	—	1,691,032	—	1,691,032
Canada	10,102,220	—	—	10,102,220
Cayman Islands	286,406	—	—	286,406
China	—	460,407	—	460,407
Finland	—	1,091,771	—	1,091,771
France	—	2,581,419	—	2,581,419
Germany	—	744,141	—	744,141
Hong Kong	—	1,104,555	—	1,104,555
India	—	601,875	—	601,875
Ireland	1,005,818	—	—	1,005,818
Italy	—	146,353	—	146,353
Japan	—	3,617,668	—	3,617,668
Luxembourg	—	935,822	—	935,822
Mexico	539,590	—	—	539,590
Netherlands	—	789,803	—	789,803
Norway	—	1,645,116	—	1,645,116
Peru	106,833	—	—	106,833
Poland	—	169,461	—	169,461
Portugal	—	622,764	—	622,764
Republic of Korea	—	592,881	—	592,881
Russia	—	1,046,789	—	1,046,789
Singapore	—	586,020	—	586,020
South Africa	39,846	2,567,633	—	2,607,479
Spain	—	684,503	—	684,503
Sweden	—	3,088,396	—	3,088,396
Switzerland	—	489,728	—	489,728
Taiwan	—	440,440	—	440,440
United Kingdom	—	8,494,394	—	8,494,394
United States	55,716,523	—	—	55,716,523
Preferred Stock*
Brazil	—	157,577	—	157,577
United States	1,370,733	—	—	1,370,733
Mutual Funds	3,963,656	—	—	3,963,656
Purchased Options	—	83,170	—	83,170
Short-Term Investments	453,692	678,513	—	1,132,205
Total Investments	$73,585,317	$46,296,719	$—	$119,882,036
Asset Derivatives
Forward Contracts	$—	$30,755	$—	$30,755
Futures Contracts	8,688	—	—	8,688
Total	$8,688	$30,755	$—	$39,443

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$842,654,490	$25,400,530	*	$3,199,430		$871,254,450
Preferred Stock	—	1,495,431	*	9,277,496		10,772,927
Bank Loans	—	43,994		—		43,994
Corporate Debt	—	467,220		—		467,220
Rights	—	—		—	+	—
Warrants	179,113	—		3,666		182,779
Mutual Funds	3,445,356	—		—		3,445,356
Short-Term Investments	24,077,552	993,704		—		25,071,256
Total Investments	$870,356,511	$28,400,879		$12,480,592		$911,237,982

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations and Instrumentalities	$—	$9,539,371	$—	$9,539,371
U.S. Treasury Obligations	—	88,481,595	—	88,481,595
Short-Term Investments	4,275,163	931,770	—	5,206,933
Total Investments	$4,275,163	$98,952,736	$—	$103,227,899
Asset Derivatives
Futures Contracts	$313,834	$—	$—	$313,834
Liability Derivatives
Futures Contracts	$(563,567)	$—	$—	$(563,567)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
+	Represents a security at $0 value as of December 31, 2020.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Select Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2020, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

Each of the MM Select BlackRock Global Allocation Fund and MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the MSCI EAFE International Index Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal  Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the MM Select BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the MM Select BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At December 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,051,512,324	$33,805,584	$(2,538,588)	$31,266,996
Strategic Bond Fund	780,891,878	51,120,815	(9,770,779)	41,350,036
BlackRock Global Allocation Fund	548,650,234	134,997,933	(6,817,095)	128,180,838
Diversified Value Fund	325,632,259	58,299,657	(8,129,183)	50,170,474
Fundamental Value Fund	500,589,653	106,860,847	(10,811,965)	96,048,882
S&P 500 Index Fund	1,803,827,487	1,699,895,813	(96,804,735)	1,603,091,078
Equity Opportunities Fund	641,067,550	144,591,301	(6,328,599)	138,262,702
Fundamental Growth Fund	57,239,881	16,706,359	(122,031)	16,584,328
Blue Chip Growth Fund	2,505,391,653	2,123,594,622	(24,560,146)	2,099,034,476
Growth Opportunities Fund	313,912,489	250,669,698	(651,203)	250,018,495
Mid-Cap Value Fund	102,013,294	15,607,802	(878,164)	14,729,638
Small Cap Value Equity Fund	72,547,172	19,752,150	(1,387,117)	18,365,033
Small Company Value Fund	183,786,290	40,140,908	(7,544,758)	32,596,150
S&P Mid Cap Index Fund	343,097,919	115,540,296	(24,154,504)	91,385,792
Russell 2000 Small Cap Index Fund	251,215,990	97,060,941	(30,022,600)	67,038,341
Mid Cap Growth Fund	6,632,913,304	3,317,191,904	(87,466,473)	3,229,725,431
Small Cap Growth Equity Fund	522,365,896	236,452,914	(6,377,355)	230,075,559
MSCI EAFE International Index Fund	180,022,067	54,234,346	(17,854,044)	36,380,302
Overseas Fund	597,680,771	151,984,831	(21,938,049)	130,046,782
MM Select T. Rowe Price International Equity Fund	1,348,491,395	317,095,395	(65,655,243)	251,440,152
20/80 Allocation Fund	202,181,280	12,394,594	(1,211,371)	11,183,223
40/60 Allocation Fund	220,404,192	15,167,124	(1,081,664)	14,085,460
60/40 Allocation Fund	204,482,069	17,700,387	(1,179,110)	16,521,277
80/20 Allocation Fund	132,478,818	13,577,128	(837,214)	12,739,914
MM RetireSMART by JPMorgan In Retirement Fund	188,394,314	12,890,815	(325,211)	12,565,604
MM RetireSMART by JPMorgan 2020 Fund	339,041,536	25,158,761	(698,311)	24,460,450
MM RetireSMART by JPMorgan 2025 Fund	266,857,177	22,971,811	(696,481)	22,275,330
MM RetireSMART by JPMorgan 2030 Fund	456,852,642	46,247,833	(1,503,530)	44,744,303
MM RetireSMART by JPMorgan 2035 Fund	204,539,222	22,540,132	(1,511,312)	21,028,820
MM RetireSMART by JPMorgan 2040 Fund	302,030,574	35,354,378	(2,565,203)	32,789,175
MM RetireSMART by JPMorgan 2045 Fund	140,120,315	17,462,301	(1,234,226)	16,228,075
MM RetireSMART by JPMorgan 2050 Fund	187,978,491	23,322,176	(1,713,392)	21,608,784
MM RetireSMART by JPMorgan 2055 Fund	62,691,423	7,550,759	(565,422)	6,985,337
MM RetireSMART by JPMorgan 2060 Fund	18,458,985	2,301,523	(156,180)	2,145,343
Equity Asset Fund	346,696,863	126,237,708	(5,516,519)	120,721,189
MM Select T. Rowe Price Bond Asset Fund	801,152,846	37,439,368	(1,828,328)	35,611,040
MM Select T. Rowe Price Emerging Markets Bond Fund	109,130,907	8,654,321	(5,784,639)	2,869,682
MM Select T. Rowe Price Large Cap Blend Fund	1,529,401,314	546,096,232	(3,342,382)	542,753,850
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	199,821,725	6,385,145	(130,667)	6,254,478
MM Select T. Rowe Price Real Assets Fund	101,608,602	21,305,425	(3,031,991)	18,273,434
MM Select T. Rowe Price Small and Mid Cap Blend Fund	708,856,335	225,684,562	(23,302,915)	202,381,647
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	98,870,536	6,008,175	(1,650,812)	4,357,363
MM Select T. Rowe Price Retirement Balanced Fund	177,638,705	12,136,784	(824,622)	11,312,162
MM Select T. Rowe Price Retirement 2005 Fund	32,486,783	2,510,397	(163,011)	2,347,386

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Retirement 2010 Fund	143,598,521	11,815,090	(766,559)	11,048,531
MM Select T. Rowe Price Retirement 2015 Fund	143,311,840	14,304,048	(725,434)	13,578,614
MM Select T. Rowe Price Retirement 2020 Fund	732,066,872	86,189,759	(3,929,963)	82,259,796
MM Select T. Rowe Price Retirement 2025 Fund	610,017,125	79,910,630	(3,514,755)	76,395,875
MM Select T. Rowe Price Retirement 2030 Fund	1,314,546,259	216,868,722	(8,549,713)	208,319,009
MM Select T. Rowe Price Retirement 2035 Fund	574,614,055	101,592,908	(3,174,118)	98,418,790
MM Select T. Rowe Price Retirement 2040 Fund	1,007,865,497	211,191,242	(4,403,884)	206,787,358
MM Select T. Rowe Price Retirement 2045 Fund	399,190,229	85,773,845	(1,421,385)	84,352,460
MM Select T. Rowe Price Retirement 2050 Fund	623,362,873	136,249,309	(2,227,946)	134,021,363
MM Select T. Rowe Price Retirement 2055 Fund	218,481,197	46,061,842	(782,558)	45,279,284
MM Select T. Rowe Price Retirement 2060 Fund	65,846,330	12,781,099	(251,362)	12,529,737

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, these actions were transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.